UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06312

The Lazard Funds, Inc.

(Exact name of registrant as specified in charter)

30 Rockefeller Plaza

New York, New York 10112

(Address of principal executive offices) (Zip code)

Mark R. Anderson, Esq.

Lazard Asset Management LLC

30 Rockefeller Plaza

New York, New York 10112

(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 632-6000

Date of fiscal year end: 12/31

Date of reporting period: 6/30/26

ITEM 1. REPORTS TO STOCKHOLDERS.

Lazard Government Money Market Portfolio

LZIXX: Institutional Shares

Semi-Annual Shareholder Report - June 30, 2026

This semi-annual shareholder report contains important information about the Lazard Government Money Market Portfolio for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Portfolio at https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds#tsr. You can also request this information by contacting us at Contact.US@Lazard.com or (800) 823-6300.

What were the Portfolio costs for the last six months?

(based on a $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference1
Institutional Shares	$10	0.20%
Footnote	Description
Footnote[1]	Annualized

Key Portfolio Statistics

Table Summary
Total Net Assets	$1,676,246,866
# of Portfolio Holdings	48
Total Advisory Fees Paid (Net of Waivers/Reimbursements)	$899,616

Security Type (% of Net Assets)

Table Summary
Short-Term Investments	59.1%
U.S. Treasury Securities	23.9%
U.S. Government Securities	18.1%
Liabilities in excess of other assets	(1.1%)

Maturity (% of Net Assets)

Table Summary
1 - 7 Days	61.2%
8 - 30 Days	1.5%
31 - 60 Days	9.1%
61 - 90 Days	5.9%
91 - 180 Days	13.3%
Over 180 Days	10.1%
Liabilities in excess of other assets	(1.1)%

Additional Information

If you wish to view additional information about the Portfolio including, but not limited to, the prospectus, financial information and proxy voting information please visit: https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds#documents.

Lazard Opportunistic Strategies Portfolio

LCAIX: Institutional Shares

Semi-Annual Shareholder Report - June 30, 2026

This semi-annual shareholder report contains important information about the Lazard Opportunistic Strategies Portfolio for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Portfolio at https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds#tsr. You can also request this information by contacting us at Contact.US@Lazard.com or (800) 823-6300.

What were the Portfolio costs for the last six months?

(based on a $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference1
Institutional Shares	$53	1.03%
Footnote	Description
Footnote[1]	Annualized

Portfolio Performance

Table Summary
	Institutional Shares	MSCI World Index	Global Asset Allocation Blended Index
6/16	$10,000	$10,000	$10,000
7/16	$10,361	$10,422	$10,279
8/16	$10,445	$10,431	$10,279
9/16	$10,488	$10,487	$10,310
10/16	$10,318	$10,284	$10,159
11/16	$10,361	$10,431	$10,149
12/16	$10,457	$10,681	$10,302
1/17	$10,716	$10,939	$10,460
2/17	$10,910	$11,242	$10,663
3/17	$10,932	$11,362	$10,730
4/17	$11,050	$11,530	$10,859
5/17	$11,158	$11,774	$11,030
6/17	$11,352	$11,820	$11,051
7/17	$11,589	$12,102	$11,229
8/17	$11,546	$12,119	$11,278
9/17	$11,902	$12,391	$11,410
10/17	$12,075	$12,626	$11,542
11/17	$12,150	$12,899	$11,687
12/17	$12,312	$13,074	$11,804
1/18	$12,835	$13,764	$12,124
2/18	$12,301	$13,194	$11,771
3/18	$12,034	$12,906	$11,645
4/18	$12,115	$13,054	$11,690
5/18	$12,103	$13,136	$11,768
6/18	$11,999	$13,130	$11,758
7/18	$12,266	$13,540	$11,980
8/18	$12,391	$13,708	$12,100
9/18	$12,320	$13,784	$12,111
10/18	$11,433	$12,772	$11,539
11/18	$11,551	$12,917	$11,644
12/18	$10,746	$11,935	$11,215
1/19	$11,410	$12,863	$11,786
2/19	$11,656	$13,250	$12,002
3/19	$11,730	$13,424	$12,187
4/19	$11,976	$13,900	$12,447
5/19	$11,619	$13,098	$12,097
6/19	$11,939	$13,961	$12,630
7/19	$12,062	$14,030	$12,678
8/19	$11,914	$13,743	$12,654
9/19	$11,976	$14,036	$12,785
10/19	$12,074	$14,393	$12,995
11/19	$12,222	$14,794	$13,212
12/19	$12,375	$15,237	$13,450
1/20	$12,387	$15,144	$13,505
2/20	$11,898	$13,864	$12,925
3/20	$10,895	$12,029	$11,921
4/20	$11,735	$13,344	$12,787
5/20	$12,199	$13,988	$13,193
6/20	$12,375	$14,358	$13,444
7/20	$12,701	$15,045	$13,910
8/20	$12,964	$16,050	$14,430
9/20	$12,788	$15,497	$14,116
10/20	$12,525	$15,021	$13,831
11/20	$13,303	$16,942	$14,936
12/20	$13,547	$17,660	$15,337
1/21	$13,457	$17,485	$15,201
2/21	$13,688	$17,933	$15,347
3/21	$14,059	$18,529	$15,583
4/21	$14,431	$19,392	$16,067
5/21	$14,610	$19,671	$16,229
6/21	$14,635	$19,964	$16,421
7/21	$14,763	$20,322	$16,671
8/21	$15,096	$20,828	$16,908
9/21	$14,507	$19,963	$16,423
10/21	$15,122	$21,093	$16,980
11/21	$14,751	$20,631	$16,771
12/21	$15,302	$21,513	$17,190
1/22	$14,540	$20,375	$16,496
2/22	$14,300	$19,859	$16,174
3/22	$14,433	$20,404	$16,250
4/22	$13,725	$18,709	$15,193
5/22	$13,645	$18,724	$15,241
6/22	$12,937	$17,102	$14,367
7/22	$13,444	$18,460	$15,192
8/22	$13,169	$17,688	$14,636
9/22	$12,471	$16,044	$13,560
10/22	$12,977	$17,196	$14,074
11/22	$13,360	$18,391	$14,878
12/22	$13,017	$17,610	$14,456
1/23	$13,418	$18,856	$15,248
2/23	$13,045	$18,403	$14,871
3/23	$13,322	$18,972	$15,298
4/23	$13,460	$19,304	$15,496
5/23	$13,128	$19,111	$15,336
6/23	$13,557	$20,267	$15,873
7/23	$13,958	$20,948	$16,189
8/23	$13,571	$20,448	$15,913
9/23	$13,059	$19,566	$15,339
10/23	$12,741	$18,998	$14,975
11/23	$13,654	$20,779	$16,086
12/23	$14,356	$21,799	$16,807
1/24	$14,428	$22,061	$16,910
2/24	$14,898	$22,996	$17,248
3/24	$15,269	$23,735	$17,651
4/24	$14,542	$22,853	$17,079
5/24	$15,083	$23,874	$17,651
6/24	$15,426	$24,360	$17,934
7/24	$15,568	$24,789	$18,144
8/24	$15,862	$25,444	$18,536
9/24	$16,127	$25,910	$18,839
10/24	$15,877	$25,396	$18,428
11/24	$16,627	$26,562	$19,014
12/24	$16,121	$25,869	$18,590
1/25	$16,596	$26,782	$19,023
2/25	$16,580	$26,589	$19,105
3/25	$16,011	$25,406	$18,597
4/25	$15,916	$25,631	$18,726
5/25	$16,564	$27,149	$19,338
6/25	$17,149	$28,320	$19,967
7/25	$17,165	$28,685	$20,100
8/25	$17,427	$29,433	$20,512
9/25	$18,081	$30,379	$21,000
10/25	$18,368	$30,988	$21,305
11/25	$18,320	$31,075	$21,394
12/25	$18,379	$31,326	$21,485
1/26	$18,796	$32,027	$21,783
2/26	$18,977	$32,262	$22,020
3/26	$18,107	$30,207	$21,021
4/26	$19,141	$33,104	$22,240
5/26	$19,847	$34,611	$22,895
6/26	$19,702	$34,363	$22,812

Average Annual Total Returns (%)

Table Summary
Fund	1 Year	5 Years	10 Years
Institutional Shares	14.89%	6.13%	7.02%
MSCI World Index	21.34%	11.47%	13.14%
Global Asset Allocation Blended Index	14.25%	6.80%	8.60%

The performance quoted represents past performance. Past performance does not guarantee future results. The performance results do not include adjustments made for financial reporting purposes in accordance with US GAAP, and may differ from financial highlights. The performance graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

The current performance may be lower or higher than the performance data quoted. Updated performance information is available at https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds.

Key Portfolio Statistics

Table Summary
Total Net Assets	$24,010,779
# of Portfolio Holdings	19
Portfolio Turnover Rate	17%
Total Advisory Fees Paid (Net of Waivers/Reimbursements)	$16,645

Top 10 Holdings (% of Net Assets)

Table Summary
Vanguard S&P 500 ETF	13.5%
Vanguard S&P 500 Growth ETF	12.3%
Vanguard S&P 500 Value ETF	12.1%
iShares 20+ Year Treasury Bond ETF	11.6%
State Street SPDR EURO STOXX 50 ETF	7.1%
Invesco QQQ Trust, Series 1	7.0%
iShares 1-3 Year Treasury Bond ETF	5.0%
iShares MSCI Japan ETF	4.3%
Lazard Next Gen Technologies ETF	4.2%
iShares International Treasury Bond ETF	3.9%

Sector Allocation (% of Net Assets)

Table Summary
Equity Funds	67.2%
Fixed Income	23.6%
Commodity	5.3%
Other (includes short-term investments)	3.9%

Additional Information

If you wish to view additional information about the Portfolio including, but not limited to, the prospectus, financial information and proxy voting information please visit: https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds#documents.

Lazard Opportunistic Strategies Portfolio

LCAOX: Open Shares

Semi-Annual Shareholder Report - June 30, 2026

This semi-annual shareholder report contains important information about the Lazard Opportunistic Strategies Portfolio for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Portfolio at https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds#tsr. You can also request this information by contacting us at Contact.US@Lazard.com or (800) 823-6300.

What were the Portfolio costs for the last six months?

(based on a $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference1
Open Shares	$66	1.28%
Footnote	Description
Footnote[1]	Annualized

Portfolio Performance

Table Summary
	Open Shares	MSCI World Index	Global Asset Allocation Blended Index
6/16	$10,000	$10,000	$10,000
7/16	$10,352	$10,422	$10,279
8/16	$10,426	$10,431	$10,279
9/16	$10,480	$10,487	$10,310
10/16	$10,299	$10,284	$10,159
11/16	$10,341	$10,431	$10,149
12/16	$10,430	$10,681	$10,302
1/17	$10,689	$10,939	$10,460
2/17	$10,884	$11,242	$10,663
3/17	$10,895	$11,362	$10,730
4/17	$11,013	$11,530	$10,859
5/17	$11,121	$11,774	$11,030
6/17	$11,305	$11,820	$11,051
7/17	$11,543	$12,102	$11,229
8/17	$11,500	$12,119	$11,278
9/17	$11,846	$12,391	$11,410
10/17	$12,019	$12,626	$11,542
11/17	$12,094	$12,899	$11,687
12/17	$12,253	$13,074	$11,804
1/18	$12,764	$13,764	$12,124
2/18	$12,229	$13,194	$11,771
3/18	$11,962	$12,906	$11,645
4/18	$12,043	$13,054	$11,690
5/18	$12,020	$13,136	$11,768
6/18	$11,916	$13,130	$11,758
7/18	$12,183	$13,540	$11,980
8/18	$12,296	$13,708	$12,100
9/18	$12,237	$13,784	$12,111
10/18	$11,338	$12,772	$11,539
11/18	$11,456	$12,917	$11,644
12/18	$10,654	$11,935	$11,215
1/19	$11,316	$12,863	$11,786
2/19	$11,561	$13,250	$12,002
3/19	$11,623	$13,424	$12,187
4/19	$11,868	$13,900	$12,447
5/19	$11,500	$13,098	$12,097
6/19	$11,831	$13,961	$12,630
7/19	$11,941	$14,030	$12,678
8/19	$11,782	$13,743	$12,654
9/19	$11,856	$14,036	$12,785
10/19	$11,941	$14,393	$12,995
11/19	$12,089	$14,794	$13,212
12/19	$12,242	$15,237	$13,450
1/20	$12,255	$15,144	$13,505
2/20	$11,756	$13,864	$12,925
3/20	$10,759	$12,029	$11,921
4/20	$11,594	$13,344	$12,787
5/20	$12,043	$13,988	$13,193
6/20	$12,217	$14,358	$13,444
7/20	$12,542	$15,045	$13,910
8/20	$12,791	$16,050	$14,430
9/20	$12,616	$15,497	$14,116
10/20	$12,354	$15,021	$13,831
11/20	$13,128	$16,942	$14,936
12/20	$13,375	$17,660	$15,337
1/21	$13,273	$17,485	$15,201
2/21	$13,489	$17,933	$15,347
3/21	$13,857	$18,529	$15,583
4/21	$14,226	$19,392	$16,067
5/21	$14,403	$19,671	$16,229
6/21	$14,429	$19,964	$16,421
7/21	$14,543	$20,322	$16,671
8/21	$14,861	$20,828	$16,908
9/21	$14,289	$19,963	$16,423
10/21	$14,886	$21,093	$16,980
11/21	$14,518	$20,631	$16,771
12/21	$15,052	$21,513	$17,190
1/22	$14,312	$20,375	$16,496
2/22	$14,074	$19,859	$16,174
3/22	$14,193	$20,404	$16,250
4/22	$13,492	$18,709	$15,193
5/22	$13,412	$18,724	$15,241
6/22	$12,711	$17,102	$14,367
7/22	$13,214	$18,460	$15,192
8/22	$12,941	$17,688	$14,636
9/22	$12,250	$16,044	$13,560
10/22	$12,738	$17,196	$14,074
11/22	$13,117	$18,391	$14,878
12/22	$12,786	$17,610	$14,456
1/23	$13,168	$18,856	$15,248
2/23	$12,800	$18,403	$14,871
3/23	$13,059	$18,972	$15,298
4/23	$13,196	$19,304	$15,496
5/23	$12,868	$19,111	$15,336
6/23	$13,291	$20,267	$15,873
7/23	$13,688	$20,948	$16,189
8/23	$13,291	$20,448	$15,913
9/23	$12,786	$19,566	$15,339
10/23	$12,472	$18,998	$14,975
11/23	$13,373	$20,779	$16,086
12/23	$14,046	$21,799	$16,807
1/24	$14,116	$22,061	$16,910
2/24	$14,593	$22,996	$17,248
3/24	$14,945	$23,735	$17,651
4/24	$14,214	$22,853	$17,079
5/24	$14,748	$23,874	$17,651
6/24	$15,085	$24,360	$17,934
7/24	$15,225	$24,789	$18,144
8/24	$15,515	$25,444	$18,536
9/24	$15,762	$25,910	$18,839
10/24	$15,515	$25,396	$18,428
11/24	$16,240	$26,562	$19,014
12/24	$15,746	$25,869	$18,590
1/25	$16,197	$26,782	$19,023
2/25	$16,181	$26,589	$19,105
3/25	$15,622	$25,406	$18,597
4/25	$15,528	$25,631	$18,726
5/25	$16,150	$27,149	$19,338
6/25	$16,725	$28,320	$19,967
7/25	$16,725	$28,685	$20,100
8/25	$16,999	$29,433	$20,512
9/25	$17,626	$30,379	$21,000
10/25	$17,909	$30,988	$21,305
11/25	$17,846	$31,075	$21,394
12/25	$17,906	$31,326	$21,485
1/26	$18,316	$32,027	$21,783
2/26	$18,476	$32,262	$22,020
3/26	$17,622	$30,207	$21,021
4/26	$18,636	$33,104	$22,240
5/26	$19,313	$34,611	$22,895
6/26	$19,170	$34,363	$22,812

Average Annual Total Returns (%)

Table Summary
Fund	1 Year	5 Years	10 Years
Open Shares	14.62%	5.85%	6.72%
MSCI World Index	21.34%	11.47%	13.14%
Global Asset Allocation Blended Index	14.25%	6.80%	8.60%

The performance quoted represents past performance. Past performance does not guarantee future results. The performance results do not include adjustments made for financial reporting purposes in accordance with US GAAP, and may differ from financial highlights. The performance graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

The current performance may be lower or higher than the performance data quoted. Updated performance information is available at https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds.

Key Portfolio Statistics

Table Summary
Total Net Assets	$24,010,779
# of Portfolio Holdings	19
Portfolio Turnover Rate	17%
Total Advisory Fees Paid (Net of Waivers/Reimbursements)	$16,645

Top 10 Holdings (% of Net Assets)

Table Summary
Vanguard S&P 500 ETF	13.5%
Vanguard S&P 500 Growth ETF	12.3%
Vanguard S&P 500 Value ETF	12.1%
iShares 20+ Year Treasury Bond ETF	11.6%
State Street SPDR EURO STOXX 50 ETF	7.1%
Invesco QQQ Trust, Series 1	7.0%
iShares 1-3 Year Treasury Bond ETF	5.0%
iShares MSCI Japan ETF	4.3%
Lazard Next Gen Technologies ETF	4.2%
iShares International Treasury Bond ETF	3.9%

Sector Allocation (% of Net Assets)

Table Summary
Equity Funds	67.2%
Fixed Income	23.6%
Commodity	5.3%
Other (includes short-term investments)	3.9%

Additional Information

If you wish to view additional information about the Portfolio including, but not limited to, the prospectus, financial information and proxy voting information please visit: https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds#documents.

Lazard US Convertibles Portfolio

CONIX: Institutional Shares

Semi-Annual Shareholder Report - June 30, 2026

This semi-annual shareholder report contains important information about the Lazard US Convertibles Portfolio for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Portfolio at https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds#tsr. You can also request this information by contacting us at Contact.US@Lazard.com or (800) 823-6300.

What were the Portfolio costs for the last six months?

(based on a $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference1
Institutional Shares	$41	0.75%
Footnote	Description
Footnote[1]	Annualized

Portfolio Performance

Table Summary
	Institutional Shares	Bloomberg US Universal Index	ICE BofA US Convertible Index
12/22	$10,000	$10,000	$10,000
12/22	$10,000	$10,000	$10,000
1/23	$10,630	$10,310	$10,580
2/23	$10,370	$10,057	$10,443
3/23	$10,433	$10,293	$10,375
4/23	$10,282	$10,356	$10,230
5/23	$10,373	$10,248	$10,320
6/23	$10,909	$10,232	$10,855
7/23	$11,151	$10,243	$11,152
8/23	$10,778	$10,181	$10,863
9/23	$10,466	$9,938	$10,581
10/23	$9,970	$9,789	$10,115
11/23	$10,516	$10,229	$10,642
12/23	$11,062	$10,617	$11,287
1/24	$10,927	$10,592	$11,156
2/24	$10,938	$10,465	$11,290
3/24	$11,116	$10,568	$11,552
4/24	$10,740	$10,321	$11,149
5/24	$10,886	$10,492	$11,421
6/24	$11,077	$10,588	$11,527
7/24	$11,182	$10,828	$11,749
8/24	$11,350	$10,987	$11,903
9/24	$11,506	$11,138	$12,134
10/24	$11,485	$10,885	$12,236
11/24	$12,161	$11,000	$13,065
12/24	$11,644	$10,834	$12,544
1/25	$11,983	$10,899	$12,878
2/25	$11,622	$11,124	$12,621
3/25	$11,345	$11,122	$12,275
4/25	$11,550	$11,161	$12,441
5/25	$11,904	$11,104	$12,846
6/25	$12,393	$11,277	$13,365
7/25	$12,727	$11,261	$13,737
8/25	$12,858	$11,397	$13,976
9/25	$13,356	$11,517	$14,513
10/25	$13,860	$11,593	$14,967
11/25	$13,696	$11,663	$14,862
12/25	$13,616	$11,655	$14,799
1/26	$14,254	$11,673	$15,481
2/26	$14,482	$11,850	$15,747
3/26	$14,026	$11,638	$15,350
4/26	$15,523	$11,674	$16,955
5/26	$16,335	$11,715	$17,989
6/26	$16,289	$11,745	$17,926

Average Annual Total Returns (%)

Table Summary
Fund	1 Year	Since Inception 12/30/22
Institutional Shares	31.43%	14.96%
Bloomberg US Universal Index	4.15%	4.70%
ICE BofA US Convertible Index	34.12%	18.15%

The performance quoted represents past performance. Past performance does not guarantee future results. The performance results do not include adjustments made for financial reporting purposes in accordance with US GAAP, and may differ from financial highlights. The performance graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

The current performance may be lower or higher than the performance data quoted. Updated performance information is available at https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds.

Key Portfolio Statistics

Table Summary
Total Net Assets	$19,010,384
# of Portfolio Holdings	100
Portfolio Turnover Rate	50%
Total Advisory Fees Paid (Net of Waivers/Reimbursements)	$0

Top 10 Holdings (% of Net Assets)

Table Summary
Western Digital Corp., 3.000%, due 11/15/28	4.1%
Live Nation Entertainment, Inc., 2.875%, due 01/15/30	3.3%
Alphabet, Inc., Series A	2.4%
Alphabet, Inc., Series B	2.4%
NextEra Energy Capital Holdings, Inc., 3.000%, due 03/01/27	2.4%
Boeing Co.	2.3%
Strategy, Inc., Zero Coupon, due 12/01/29	2.3%
Akamai Technologies, Inc., 0.375%, due 09/01/27	2.3%
ON Semiconductor Corp., 0.500%, due 03/01/29	2.2%
CoreWeave, Inc., 1.750%, due 12/01/31	2.2%

Sector Allocation (% of Net Assets)

Table Summary
Information Technology	35.7%
Financials	13.2%
Communication Services	11.2%
Utilities	10.5%
Industrials	8.4%
Consumer Staples	7.0%
Consumer Discretionary	6.8%
Energy	2.9%
Other (includes short-term investments)	4.3%

Additional Information

If you wish to view additional information about the Portfolio including, but not limited to, the prospectus, financial information and proxy voting information please visit: https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds#documents.

Lazard US Convertibles Portfolio

CONOX: Open Shares

Semi-Annual Shareholder Report - June 30, 2026

This semi-annual shareholder report contains important information about the Lazard US Convertibles Portfolio for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Portfolio at https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds#tsr. You can also request this information by contacting us at Contact.US@Lazard.com or (800) 823-6300.

What were the Portfolio costs for the last six months?

(based on a $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference1
Open Shares	$54	1.00%
Footnote	Description
Footnote[1]	Annualized

Portfolio Performance

Table Summary
	Open Shares	Bloomberg US Universal Index	ICE BofA US Convertible Index
12/22	$10,000	$10,000	$10,000
12/22	$10,000	$10,000	$10,000
1/23	$10,630	$10,310	$10,580
2/23	$10,360	$10,057	$10,443
3/23	$10,427	$10,293	$10,375
4/23	$10,276	$10,356	$10,230
5/23	$10,367	$10,248	$10,320
6/23	$10,906	$10,232	$10,855
7/23	$11,138	$10,243	$11,152
8/23	$10,765	$10,181	$10,863
9/23	$10,447	$9,938	$10,581
10/23	$9,952	$9,789	$10,115
11/23	$10,487	$10,229	$10,642
12/23	$11,035	$10,617	$11,287
1/24	$10,900	$10,592	$11,156
2/24	$10,910	$10,465	$11,290
3/24	$11,081	$10,568	$11,552
4/24	$10,706	$10,321	$11,149
5/24	$10,852	$10,492	$11,421
6/24	$11,035	$10,588	$11,527
7/24	$11,140	$10,828	$11,749
8/24	$11,297	$10,987	$11,903
9/24	$11,455	$11,138	$12,134
10/24	$11,434	$10,885	$12,236
11/24	$12,108	$11,000	$13,065
12/24	$11,595	$10,834	$12,544
1/25	$11,923	$10,899	$12,878
2/25	$11,563	$11,124	$12,621
3/25	$11,281	$11,122	$12,275
4/25	$11,484	$11,161	$12,441
5/25	$11,836	$11,104	$12,846
6/25	$12,326	$11,277	$13,365
7/25	$12,647	$11,261	$13,737
8/25	$12,777	$11,397	$13,976
9/25	$13,272	$11,517	$14,513
10/25	$13,772	$11,593	$14,967
11/25	$13,598	$11,663	$14,862
12/25	$13,509	$11,655	$14,799
1/26	$14,143	$11,673	$15,481
2/26	$14,381	$11,850	$15,747
3/26	$13,907	$11,638	$15,350
4/26	$15,394	$11,674	$16,955
5/26	$16,199	$11,715	$17,989
6/26	$16,143	$11,745	$17,926

Average Annual Total Returns (%)

Table Summary
Fund	1 Year	Since Inception 12/30/22
Open Shares	30.97%	14.67%
Bloomberg US Universal Index	4.15%	4.70%
ICE BofA US Convertible Index	34.12%	18.15%

The performance quoted represents past performance. Past performance does not guarantee future results. The performance results do not include adjustments made for financial reporting purposes in accordance with US GAAP, and may differ from financial highlights. The performance graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

The current performance may be lower or higher than the performance data quoted. Updated performance information is available at https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds.

Key Portfolio Statistics

Table Summary
Total Net Assets	$19,010,384
# of Portfolio Holdings	100
Portfolio Turnover Rate	50%
Total Advisory Fees Paid (Net of Waivers/Reimbursements)	$0

Top 10 Holdings (% of Net Assets)

Table Summary
Western Digital Corp., 3.000%, due 11/15/28	4.1%
Live Nation Entertainment, Inc., 2.875%, due 01/15/30	3.3%
Alphabet, Inc., Series A	2.4%
Alphabet, Inc., Series B	2.4%
NextEra Energy Capital Holdings, Inc., 3.000%, due 03/01/27	2.4%
Boeing Co.	2.3%
Strategy, Inc., Zero Coupon, due 12/01/29	2.3%
Akamai Technologies, Inc., 0.375%, due 09/01/27	2.3%
ON Semiconductor Corp., 0.500%, due 03/01/29	2.2%
CoreWeave, Inc., 1.750%, due 12/01/31	2.2%

Sector Allocation (% of Net Assets)

Table Summary
Information Technology	35.7%
Financials	13.2%
Communication Services	11.2%
Utilities	10.5%
Industrials	8.4%
Consumer Staples	7.0%
Consumer Discretionary	6.8%
Energy	2.9%
Other (includes short-term investments)	4.3%

Additional Information

If you wish to view additional information about the Portfolio including, but not limited to, the prospectus, financial information and proxy voting information please visit: https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds#documents.

Lazard US Equity Focus Portfolio

LZUSX: Institutional Shares

Semi-Annual Shareholder Report - June 30, 2026

This semi-annual shareholder report contains important information about the Lazard US Equity Focus Portfolio for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Portfolio at https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds#tsr. You can also request this information by contacting us at Contact.US@Lazard.com or (800) 823-6300.

What were the Portfolio costs for the last six months?

(based on a $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference1
Institutional Shares	$36	0.70%
Footnote	Description
Footnote[1]	Annualized

Portfolio Performance

Table Summary
	Institutional Shares	S&P 500 Index
6/16	$10,000	$10,000
7/16	$10,490	$10,369
8/16	$10,600	$10,383
9/16	$10,656	$10,385
10/16	$10,349	$10,196
11/16	$10,712	$10,573
12/16	$10,910	$10,782
1/17	$11,136	$10,987
2/17	$11,492	$11,423
3/17	$11,548	$11,436
4/17	$11,689	$11,554
5/17	$11,755	$11,716
6/17	$11,773	$11,790
7/17	$11,970	$12,032
8/17	$11,970	$12,069
9/17	$12,259	$12,318
10/17	$12,442	$12,605
11/17	$12,740	$12,992
12/17	$12,893	$13,136
1/18	$13,640	$13,888
2/18	$13,214	$13,377
3/18	$12,934	$13,037
4/18	$12,945	$13,087
5/18	$13,246	$13,402
6/18	$13,266	$13,484
7/18	$13,816	$13,986
8/18	$14,255	$14,442
9/18	$14,361	$14,524
10/18	$13,427	$13,531
11/18	$13,703	$13,807
12/18	$12,491	$12,560
1/19	$13,358	$13,567
2/19	$13,919	$14,003
3/19	$14,139	$14,275
4/19	$14,676	$14,853
5/19	$13,883	$13,909
6/19	$14,810	$14,889
7/19	$15,116	$15,103
8/19	$14,945	$14,864
9/19	$15,189	$15,142
10/19	$15,421	$15,470
11/19	$15,946	$16,031
12/19	$16,446	$16,515
1/20	$16,706	$16,509
2/20	$15,284	$15,150
3/20	$13,152	$13,279
4/20	$14,874	$14,981
5/20	$15,599	$15,694
6/20	$15,694	$16,006
7/20	$16,460	$16,909
8/20	$17,628	$18,124
9/20	$17,129	$17,436
10/20	$16,727	$16,972
11/20	$18,530	$18,830
12/20	$19,290	$19,554
1/21	$18,929	$19,357
2/21	$19,723	$19,890
3/21	$20,747	$20,761
4/21	$22,074	$21,869
5/21	$22,219	$22,022
6/21	$22,522	$22,536
7/21	$23,229	$23,072
8/21	$23,736	$23,773
9/21	$22,836	$22,667
10/21	$24,371	$24,256
11/21	$23,574	$24,087
12/21	$24,567	$25,167
1/22	$23,191	$23,865
2/22	$22,809	$23,150
3/22	$23,451	$24,010
4/22	$21,754	$21,916
5/22	$21,463	$21,956
6/22	$20,118	$20,144
7/22	$21,861	$22,001
8/22	$20,858	$21,104
9/22	$18,987	$19,160
10/22	$20,413	$20,712
11/22	$21,609	$21,869
12/22	$20,404	$20,609
1/23	$21,535	$21,904
2/23	$20,718	$21,370
3/23	$21,347	$22,154
4/23	$21,661	$22,500
5/23	$21,645	$22,598
6/23	$22,744	$24,091
7/23	$23,326	$24,865
8/23	$22,854	$24,469
9/23	$21,865	$23,302
10/23	$21,456	$22,812
11/23	$23,404	$24,896
12/23	$24,439	$26,027
1/24	$24,677	$26,464
2/24	$25,741	$27,877
3/24	$26,249	$28,774
4/24	$25,312	$27,599
5/24	$26,074	$28,967
6/24	$26,741	$30,007
7/24	$27,503	$30,372
8/24	$27,824	$31,109
9/24	$28,047	$31,773
10/24	$27,474	$31,485
11/24	$28,763	$33,333
12/24	$27,891	$32,538
1/25	$29,025	$33,445
2/25	$28,297	$33,008
3/25	$26,808	$31,148
4/25	$26,419	$30,937
5/25	$27,823	$32,884
6/25	$29,025	$34,557
7/25	$29,567	$35,332
8/25	$30,186	$36,048
9/25	$30,717	$37,364
10/25	$31,300	$38,239
11/25	$32,088	$38,333
12/25	$32,124	$38,356
1/26	$32,413	$38,912
2/26	$32,105	$38,617
3/26	$30,446	$36,694
4/26	$33,242	$40,544
5/26	$34,129	$42,678
6/26	$34,033	$42,271

Average Annual Total Returns (%)

Table Summary
Fund	1 Year	5 Years	10 Years
Institutional Shares	17.25%	8.61%	13.03%
S&P 500 Index	22.32%	13.41%	15.51%

The performance quoted represents past performance. Past performance does not guarantee future results. The performance results do not include adjustments made for financial reporting purposes in accordance with US GAAP, and may differ from financial highlights. The performance graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

The current performance may be lower or higher than the performance data quoted. Updated performance information is available at https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds.

Key Portfolio Statistics

Table Summary
Total Net Assets	$76,889,327
# of Portfolio Holdings	31
Portfolio Turnover Rate	24%
Total Advisory Fees Paid (Net of Waivers/Reimbursements)	$157,348

Top 10 Holdings (% of Net Assets)

Table Summary
Apple, Inc.	7.6%
Alphabet, Inc., Class A	6.9%
Amazon.com, Inc.	6.3%
Microsoft Corp.	6.0%
NVIDIA Corp.	4.5%
Palo Alto Networks, Inc.	4.3%
KLA Corp.	3.8%
Analog Devices, Inc.	3.3%
Visa, Inc., A Shares	3.3%
Waste Management, Inc.	3.3%

Sector Allocation (% of Net Assets)

Table Summary
Information Technology	30.7%
Industrials	16.6%
Financials	15.9%
Health Care	10.9%
Communication Services	6.9%
Consumer Discretionary	6.3%
Materials	2.9%
Other (includes short-term investments)	9.8%

Additional Information

If you wish to view additional information about the Portfolio including, but not limited to, the prospectus, financial information and proxy voting information please visit: https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds#documents.

Lazard US Equity Focus Portfolio

LZUOX: Open Shares

Semi-Annual Shareholder Report - June 30, 2026

This semi-annual shareholder report contains important information about the Lazard US Equity Focus Portfolio for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Portfolio at https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds#tsr. You can also request this information by contacting us at Contact.US@Lazard.com or (800) 823-6300.

What were the Portfolio costs for the last six months?

(based on a $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference1
Open Shares	$48	0.95%
Footnote	Description
Footnote[1]	Annualized

Portfolio Performance

Table Summary
	Open Shares	S&P 500 Index
6/16	$10,000	$10,000
7/16	$10,479	$10,369
8/16	$10,589	$10,383
9/16	$10,645	$10,385
10/16	$10,330	$10,196
11/16	$10,692	$10,573
12/16	$10,896	$10,782
1/17	$11,111	$10,987
2/17	$11,465	$11,423
3/17	$11,512	$11,436
4/17	$11,652	$11,554
5/17	$11,717	$11,716
6/17	$11,736	$11,790
7/17	$11,923	$12,032
8/17	$11,922	$12,069
9/17	$12,209	$12,318
10/17	$12,391	$12,605
11/17	$12,679	$12,992
12/17	$12,830	$13,136
1/18	$13,570	$13,888
2/18	$13,139	$13,377
3/18	$12,861	$13,037
4/18	$12,871	$13,087
5/18	$13,159	$13,402
6/18	$13,190	$13,484
7/18	$13,725	$13,986
8/18	$14,149	$14,442
9/18	$14,265	$14,524
10/18	$13,329	$13,531
11/18	$13,602	$13,807
12/18	$12,394	$12,560
1/19	$13,250	$13,567
2/19	$13,804	$14,003
3/19	$14,021	$14,275
4/19	$14,540	$14,853
5/19	$13,756	$13,909
6/19	$14,673	$14,889
7/19	$14,974	$15,103
8/19	$14,793	$14,864
9/19	$15,034	$15,142
10/19	$15,251	$15,470
11/19	$15,782	$16,031
12/19	$16,267	$16,515
1/20	$16,522	$16,509
2/20	$15,110	$15,150
3/20	$12,997	$13,279
4/20	$14,693	$14,981
5/20	$15,406	$15,694
6/20	$15,513	$16,006
7/20	$16,253	$16,909
8/20	$17,403	$18,124
9/20	$16,912	$17,436
10/20	$16,516	$16,972
11/20	$18,290	$18,830
12/20	$19,046	$19,554
1/21	$18,677	$19,357
2/21	$19,456	$19,890
3/21	$20,447	$20,761
4/21	$21,764	$21,869
5/21	$21,906	$22,022
6/21	$22,203	$22,536
7/21	$22,883	$23,072
8/21	$23,381	$23,773
9/21	$22,484	$22,667
10/21	$24,004	$24,256
11/21	$23,208	$24,087
12/21	$24,180	$25,167
1/22	$22,818	$23,865
2/22	$22,429	$23,150
3/22	$23,073	$24,010
4/22	$21,397	$21,916
5/22	$21,112	$21,956
6/22	$19,766	$20,144
7/22	$21,487	$22,001
8/22	$20,490	$21,104
9/22	$18,659	$19,160
10/22	$20,040	$20,712
11/22	$21,210	$21,869
12/22	$20,025	$20,609
1/23	$21,144	$21,904
2/23	$20,332	$21,370
3/23	$20,945	$22,154
4/23	$21,252	$22,500
5/23	$21,221	$22,598
6/23	$22,294	$24,091
7/23	$22,862	$24,865
8/23	$22,402	$24,469
9/23	$21,420	$23,302
10/23	$21,022	$22,812
11/23	$22,923	$24,896
12/23	$23,935	$26,027
1/24	$24,167	$26,464
2/24	$25,188	$27,877
3/24	$25,682	$28,774
4/24	$24,755	$27,599
5/24	$25,512	$28,967
6/24	$26,162	$30,007
7/24	$26,904	$30,372
8/24	$27,201	$31,109
9/24	$27,418	$31,773
10/24	$26,860	$31,485
11/24	$28,100	$33,333
12/24	$27,244	$32,538
1/25	$28,345	$33,445
2/25	$27,639	$33,008
3/25	$26,176	$31,148
4/25	$25,766	$30,937
5/25	$27,146	$32,884
6/25	$28,313	$34,557
7/25	$28,838	$35,332
8/25	$29,440	$36,048
9/25	$29,939	$37,364
10/25	$30,504	$38,239
11/25	$31,269	$38,333
12/25	$31,293	$38,356
1/26	$31,573	$38,912
2/26	$31,256	$38,617
3/26	$29,651	$36,694
4/26	$32,357	$40,544
5/26	$33,197	$42,678
6/26	$33,122	$42,271

Average Annual Total Returns (%)

Table Summary
Fund	1 Year	5 Years	10 Years
Open Shares	16.99%	8.33%	12.72%
S&P 500 Index	22.32%	13.41%	15.51%

The performance quoted represents past performance. Past performance does not guarantee future results. The performance results do not include adjustments made for financial reporting purposes in accordance with US GAAP, and may differ from financial highlights. The performance graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

The current performance may be lower or higher than the performance data quoted. Updated performance information is available at https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds.

Key Portfolio Statistics

Table Summary
Total Net Assets	$76,889,327
# of Portfolio Holdings	31
Portfolio Turnover Rate	24%
Total Advisory Fees Paid (Net of Waivers/Reimbursements)	$157,348

Top 10 Holdings (% of Net Assets)

Table Summary
Apple, Inc.	7.6%
Alphabet, Inc., Class A	6.9%
Amazon.com, Inc.	6.3%
Microsoft Corp.	6.0%
NVIDIA Corp.	4.5%
Palo Alto Networks, Inc.	4.3%
KLA Corp.	3.8%
Analog Devices, Inc.	3.3%
Visa, Inc., A Shares	3.3%
Waste Management, Inc.	3.3%

Sector Allocation (% of Net Assets)

Table Summary
Information Technology	30.7%
Industrials	16.6%
Financials	15.9%
Health Care	10.9%
Communication Services	6.9%
Consumer Discretionary	6.3%
Materials	2.9%
Other (includes short-term investments)	9.8%

Additional Information

If you wish to view additional information about the Portfolio including, but not limited to, the prospectus, financial information and proxy voting information please visit: https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds#documents.

Lazard US Equity Focus Portfolio

RLUSX: R6 Shares

Semi-Annual Shareholder Report - June 30, 2026

This semi-annual shareholder report contains important information about the Lazard US Equity Focus Portfolio for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Portfolio at https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds#tsr. You can also request this information by contacting us at Contact.US@Lazard.com or (800) 823-6300.

What were the Portfolio costs for the last six months?

(based on a $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference1
R6 Shares	$36	0.70%
Footnote	Description
Footnote[1]	Annualized

Portfolio Performance

Table Summary
	R6 Shares	S&P 500 Index
6/16	$1,000,000	$1,000,000
7/16	$1,048,957	$1,036,869
8/16	$1,060,013	$1,038,325
9/16	$1,065,597	$1,038,521
10/16	$1,034,885	$1,019,577
11/16	$1,071,181	$1,057,337
12/16	$1,091,142	$1,078,237
1/17	$1,113,659	$1,098,687
2/17	$1,150,249	$1,142,311
3/17	$1,154,940	$1,143,643
4/17	$1,169,014	$1,155,388
5/17	$1,176,519	$1,171,648
6/17	$1,177,458	$1,178,961
7/17	$1,197,160	$1,203,204
8/17	$1,197,121	$1,206,887
9/17	$1,226,014	$1,231,783
10/17	$1,244,312	$1,260,527
11/17	$1,274,168	$1,299,187
12/17	$1,289,337	$1,313,633
1/18	$1,364,021	$1,388,843
2/18	$1,321,492	$1,337,655
3/18	$1,293,486	$1,303,661
4/18	$1,295,560	$1,308,663
5/18	$1,324,604	$1,340,178
6/18	$1,327,716	$1,348,427
7/18	$1,382,692	$1,398,608
8/18	$1,425,566	$1,444,181
9/18	$1,437,242	$1,452,399
10/18	$1,342,771	$1,353,127
11/18	$1,370,369	$1,380,701
12/18	$1,248,941	$1,256,036
1/19	$1,335,623	$1,356,690
2/19	$1,393,003	$1,400,251
3/19	$1,414,979	$1,427,460
4/19	$1,467,476	$1,485,258
5/19	$1,389,340	$1,390,873
6/19	$1,482,126	$1,488,896
7/19	$1,512,647	$1,510,295
8/19	$1,494,335	$1,486,372
9/19	$1,519,973	$1,514,182
10/19	$1,541,948	$1,546,979
11/19	$1,594,445	$1,603,133
12/19	$1,645,666	$1,651,519
1/20	$1,671,636	$1,650,874
2/20	$1,528,119	$1,514,974
3/20	$1,314,893	$1,327,860
4/20	$1,487,114	$1,498,078
5/20	$1,559,556	$1,569,432
6/20	$1,570,490	$1,600,643
7/20	$1,645,666	$1,690,904
8/20	$1,762,440	$1,812,448
9/20	$1,712,520	$1,743,580
10/20	$1,673,694	$1,697,218
11/20	$1,853,959	$1,883,003
12/20	$1,930,009	$1,955,401
1/21	$1,893,948	$1,935,659
2/21	$1,973,283	$1,989,025
3/21	$2,074,255	$2,076,136
4/21	$2,206,961	$2,186,938
5/21	$2,222,828	$2,202,212
6/21	$2,253,120	$2,253,622
7/21	$2,323,800	$2,307,157
8/21	$2,374,563	$2,377,307
9/21	$2,284,595	$2,266,739
10/21	$2,437,983	$2,425,551
11/21	$2,356,865	$2,408,745
12/21	$2,457,587	$2,516,695
1/22	$2,320,036	$2,386,464
2/22	$2,280,299	$2,315,009
3/22	$2,346,018	$2,400,965
4/22	$2,176,371	$2,191,596
5/22	$2,147,332	$2,195,617
6/22	$2,011,309	$2,014,382
7/22	$2,187,069	$2,200,117
8/22	$2,086,800	$2,110,393
9/22	$1,899,739	$1,916,028
10/22	$2,040,801	$2,071,152
11/22	$2,161,931	$2,186,897
12/22	$2,039,849	$2,060,900
1/23	$2,154,483	$2,190,394
2/23	$2,072,826	$2,136,951
3/23	$2,135,639	$2,215,407
4/23	$2,167,045	$2,249,987
5/23	$2,163,904	$2,259,766
6/23	$2,273,827	$2,409,081
7/23	$2,331,929	$2,486,473
8/23	$2,284,819	$2,446,884
9/23	$2,187,459	$2,330,222
10/23	$2,146,631	$2,281,226
11/23	$2,341,351	$2,489,559
12/23	$2,443,167	$2,602,662
1/24	$2,468,567	$2,646,397
2/24	$2,574,930	$2,787,703
3/24	$2,624,142	$2,877,397
4/24	$2,530,480	$2,759,871
5/24	$2,608,267	$2,896,718
6/24	$2,674,942	$3,000,658
7/24	$2,751,143	$3,037,183
8/24	$2,783,247	$3,110,855
9/24	$2,805,513	$3,177,294
10/24	$2,748,257	$3,148,481
11/24	$2,877,082	$3,333,300
12/24	$2,789,926	$3,253,840
1/25	$2,903,283	$3,344,451
2/25	$2,830,531	$3,300,812
3/25	$2,681,645	$3,114,831
4/25	$2,641,040	$3,093,709
5/25	$2,783,159	$3,288,442
6/25	$2,903,283	$3,455,668
7/25	$2,957,423	$3,533,223
8/25	$3,019,354	$3,604,847
9/25	$3,072,445	$3,736,424
10/25	$3,130,674	$3,823,907
11/25	$3,209,455	$3,833,280
12/25	$3,213,051	$3,835,627
1/26	$3,241,963	$3,891,244
2/26	$3,211,124	$3,861,671
3/26	$3,045,363	$3,669,379
4/26	$3,324,843	$4,054,394
5/26	$3,413,505	$4,267,787
6/26	$3,403,868	$4,227,145

Average Annual Total Returns (%)

Table Summary
Fund	1 Year	5 Years	10 Years
R6 Shares	17.24%	8.60%	13.03%
S&P 500 Index	22.32%	13.41%	15.51%

The performance quoted represents past performance. Past performance does not guarantee future results. The performance results do not include adjustments made for financial reporting purposes in accordance with US GAAP, and may differ from financial highlights. The performance graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

The current performance may be lower or higher than the performance data quoted. Updated performance information is available at https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds.

Key Portfolio Statistics

Table Summary
Total Net Assets	$76,889,327
# of Portfolio Holdings	31
Portfolio Turnover Rate	24%
Total Advisory Fees Paid (Net of Waivers/Reimbursements)	$157,348

Top 10 Holdings (% of Net Assets)

Table Summary
Apple, Inc.	7.6%
Alphabet, Inc., Class A	6.9%
Amazon.com, Inc.	6.3%
Microsoft Corp.	6.0%
NVIDIA Corp.	4.5%
Palo Alto Networks, Inc.	4.3%
KLA Corp.	3.8%
Analog Devices, Inc.	3.3%
Visa, Inc., A Shares	3.3%
Waste Management, Inc.	3.3%

Sector Allocation (% of Net Assets)

Table Summary
Information Technology	30.7%
Industrials	16.6%
Financials	15.9%
Health Care	10.9%
Communication Services	6.9%
Consumer Discretionary	6.3%
Materials	2.9%
Other (includes short-term investments)	9.8%

Additional Information

If you wish to view additional information about the Portfolio including, but not limited to, the prospectus, financial information and proxy voting information please visit: https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds#documents.

Lazard US High Yield Portfolio

LZHYX: Institutional Shares

Semi-Annual Shareholder Report - June 30, 2026

This semi-annual shareholder report contains important information about the Lazard US High Yield Portfolio for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Portfolio at https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds#tsr. You can also request this information by contacting us at Contact.US@Lazard.com or (800) 823-6300.

What were the Portfolio costs for the last six months?

(based on a $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference1
Institutional Shares	$28	0.55%
Footnote	Description
Footnote[1]	Annualized

Portfolio Performance

Table Summary
	Institutional Shares	Bloomberg US Universal Index	ICE BofA US High Yield Index
6/16	$10,000	$10,000	$10,000
7/16	$10,166	$10,082	$10,253
8/16	$10,310	$10,093	$10,481
9/16	$10,329	$10,096	$10,549
10/16	$10,327	$10,029	$10,582
11/16	$10,282	$9,803	$10,540
12/16	$10,408	$9,832	$10,747
1/17	$10,470	$9,867	$10,892
2/17	$10,576	$9,943	$11,062
3/17	$10,552	$9,940	$11,038
4/17	$10,680	$10,022	$11,163
5/17	$10,742	$10,100	$11,263
6/17	$10,739	$10,091	$11,275
7/17	$10,823	$10,141	$11,405
8/17	$10,841	$10,229	$11,402
9/17	$10,904	$10,193	$11,505
10/17	$10,923	$10,205	$11,549
11/17	$10,919	$10,190	$11,518
12/17	$10,937	$10,235	$11,552
1/18	$10,933	$10,136	$11,626
2/18	$10,818	$10,040	$11,517
3/18	$10,769	$10,091	$11,446
4/18	$10,788	$10,023	$11,522
5/18	$10,761	$10,078	$11,521
6/18	$10,780	$10,063	$11,560
7/18	$10,868	$10,084	$11,690
8/18	$10,956	$10,134	$11,774
9/18	$10,999	$10,091	$11,843
10/18	$10,833	$10,006	$11,649
11/18	$10,805	$10,051	$11,543
12/18	$10,638	$10,209	$11,290
1/19	$11,104	$10,349	$11,808
2/19	$11,266	$10,361	$12,008
3/19	$11,380	$10,548	$12,126
4/19	$11,495	$10,562	$12,295
5/19	$11,372	$10,724	$12,139
6/19	$11,655	$10,876	$12,437
7/19	$11,699	$10,908	$12,500
8/19	$11,790	$11,155	$12,549
9/19	$11,833	$11,107	$12,589
10/19	$11,876	$11,143	$12,618
11/19	$11,942	$11,140	$12,652
12/19	$12,058	$11,157	$12,917
1/20	$12,076	$11,357	$12,917
2/20	$11,896	$11,527	$12,717
3/20	$10,877	$11,302	$11,222
4/20	$11,292	$11,529	$11,648
5/20	$11,732	$11,636	$12,181
6/20	$11,725	$11,733	$12,300
7/20	$12,193	$11,939	$12,887
8/20	$12,285	$11,871	$13,014
9/20	$12,150	$11,849	$12,879
10/20	$12,192	$11,807	$12,939
11/20	$12,532	$11,961	$13,457
12/20	$12,656	$12,002	$13,713
1/21	$12,658	$11,927	$13,766
2/21	$12,648	$11,773	$13,814
3/21	$12,662	$11,636	$13,837
4/21	$12,748	$11,734	$13,989
5/21	$12,775	$11,778	$14,029
6/21	$12,892	$11,864	$14,221
7/21	$12,949	$11,983	$14,272
8/21	$13,008	$11,975	$14,350
9/21	$12,980	$11,873	$14,354
10/21	$12,912	$11,864	$14,329
11/21	$12,793	$11,878	$14,182
12/21	$13,017	$11,870	$14,449
1/22	$12,639	$11,610	$14,052
2/22	$12,552	$11,451	$13,926
3/22	$12,404	$11,144	$13,797
4/22	$11,962	$10,728	$13,295
5/22	$12,129	$10,787	$13,328
6/22	$11,415	$10,572	$12,421
7/22	$12,117	$10,838	$13,169
8/22	$11,699	$10,556	$12,854
9/22	$11,245	$10,101	$12,337
10/22	$11,569	$9,990	$12,688
11/22	$11,776	$10,363	$12,925
12/22	$11,701	$10,328	$12,828
1/23	$12,048	$10,648	$13,330
2/23	$11,834	$10,386	$13,157
3/23	$12,094	$10,630	$13,305
4/23	$12,165	$10,695	$13,434
5/23	$12,034	$10,584	$13,306
6/23	$12,134	$10,568	$13,523
7/23	$12,249	$10,578	$13,715
8/23	$12,224	$10,514	$13,754
9/23	$12,029	$10,264	$13,594
10/23	$11,982	$10,109	$13,426
11/23	$12,539	$10,564	$14,037
12/23	$12,947	$10,965	$14,554
1/24	$12,938	$10,939	$14,557
2/24	$12,879	$10,808	$14,600
3/24	$13,027	$10,914	$14,774
4/24	$12,890	$10,659	$14,626
5/24	$13,008	$10,836	$14,792
6/24	$13,167	$10,935	$14,935
7/24	$13,372	$11,183	$15,228
8/24	$13,579	$11,347	$15,470
9/24	$13,726	$11,503	$15,723
10/24	$13,599	$11,242	$15,637
11/24	$13,745	$11,360	$15,816
12/24	$13,635	$11,189	$15,748
1/25	$13,850	$11,256	$15,965
2/25	$13,945	$11,489	$16,069
3/25	$13,819	$11,486	$15,897
4/25	$13,869	$11,527	$15,897
5/25	$14,153	$11,468	$16,164
6/25	$14,414	$11,647	$16,464
7/25	$14,449	$11,630	$16,530
8/25	$14,666	$11,770	$16,732
9/25	$14,774	$11,895	$16,860
10/25	$14,818	$11,973	$16,893
11/25	$14,944	$12,045	$16,977
12/25	$15,062	$12,037	$17,087
1/26	$15,139	$12,055	$17,169
2/26	$15,233	$12,239	$17,198
3/26	$15,105	$12,020	$16,993
4/26	$15,317	$12,056	$17,282
5/26	$15,375	$12,099	$17,368
6/26	$15,385	$12,130	$17,410

Average Annual Total Returns (%)

Table Summary
Fund	1 Year	5 Years	10 Years
Institutional Shares	6.74%	3.60%	4.40%
Bloomberg US Universal Index	4.15%	0.44%	1.95%
ICE BofA US High Yield Index	5.74%	4.13%	5.70%

The performance quoted represents past performance. Past performance does not guarantee future results. The performance results do not include adjustments made for financial reporting purposes in accordance with US GAAP, and may differ from financial highlights. The performance graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

The current performance may be lower or higher than the performance data quoted. Updated performance information is available at https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds.

Key Portfolio Statistics

Table Summary
Total Net Assets	$139,860,081
# of Portfolio Holdings	85
Portfolio Turnover Rate	26%
Total Advisory Fees Paid (Net of Waivers/Reimbursements)	$246,837

Top 10 Holdings (% of Net Assets)

Table Summary
Iron Mountain, Inc., 4.500%, due 02/15/31	2.2%
ADT Security Corp., 4.125%, due 08/01/29	1.5%
Level 3 Financing, Inc., 8.500%, due 01/15/36	1.5%
XPLR Infrastructure Operating Partners LP, 8.625%, due 03/15/33	1.5%
Venture Global LNG, Inc., 9.875%, due 02/01/32	1.5%
OAK-Eagle Acquireco, Inc., 8.750%, due 07/01/34	1.5%
Nexstar Media, Inc., 7.250%, due 04/15/34	1.5%
SM Energy Co., 8.750%, due 07/01/31	1.5%
DISH Network Corp., 11.750%, due 11/15/27	1.5%
Bausch & Lomb Corp., 8.375%, due 10/01/28	1.5%

Sector Allocation (% of Net Assets)

Table Summary
Communication Services	19.5%
Consumer Discretionary	18.2%
Consumer Staples	17.3%
Energy	14.1%
Industrials	9.5%
Information Technology	7.1%
Financials	4.5%
Materials	3.7%
Utilities	2.5%
Other (includes short-term investments)	3.6%

Additional Information

If you wish to view additional information about the Portfolio including, but not limited to, the prospectus, financial information and proxy voting information please visit: https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds#documents.

Lazard US High Yield Portfolio

LZHOX: Open Shares

Semi-Annual Shareholder Report - June 30, 2026

This semi-annual shareholder report contains important information about the Lazard US High Yield Portfolio for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Portfolio at https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds#tsr. You can also request this information by contacting us at Contact.US@Lazard.com or (800) 823-6300.

What were the Portfolio costs for the last six months?

(based on a $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference1
Open Shares	$40	0.80%
Footnote	Description
Footnote[1]	Annualized

Portfolio Performance

Table Summary
	Open Shares	Bloomberg US Universal Index	ICE BofA US High Yield Index
6/16	$10,000	$10,000	$10,000
7/16	$10,163	$10,082	$10,253
8/16	$10,304	$10,093	$10,481
9/16	$10,342	$10,096	$10,549
10/16	$10,316	$10,029	$10,582
11/16	$10,269	$9,803	$10,540
12/16	$10,392	$9,832	$10,747
1/17	$10,452	$9,867	$10,892
2/17	$10,555	$9,943	$11,062
3/17	$10,550	$9,940	$11,038
4/17	$10,653	$10,022	$11,163
5/17	$10,712	$10,100	$11,263
6/17	$10,728	$10,091	$11,275
7/17	$10,787	$10,141	$11,405
8/17	$10,803	$10,229	$11,402
9/17	$10,863	$10,193	$11,505
10/17	$10,901	$10,205	$11,549
11/17	$10,872	$10,190	$11,518
12/17	$10,888	$10,235	$11,552
1/18	$10,882	$10,136	$11,626
2/18	$10,765	$10,040	$11,517
3/18	$10,714	$10,091	$11,446
4/18	$10,730	$10,023	$11,522
5/18	$10,701	$10,078	$11,521
6/18	$10,718	$10,063	$11,560
7/18	$10,802	$10,084	$11,690
8/18	$10,887	$10,134	$11,774
9/18	$10,926	$10,091	$11,843
10/18	$10,760	$10,006	$11,649
11/18	$10,730	$10,051	$11,543
12/18	$10,585	$10,209	$11,290
1/19	$11,020	$10,349	$11,808
2/19	$11,177	$10,361	$12,008
3/19	$11,288	$10,548	$12,126
4/19	$11,399	$10,562	$12,295
5/19	$11,298	$10,724	$12,139
6/19	$11,551	$10,876	$12,437
7/19	$11,591	$10,908	$12,500
8/19	$11,679	$11,155	$12,549
9/19	$11,743	$11,107	$12,589
10/19	$11,783	$11,143	$12,618
11/19	$11,822	$11,140	$12,652
12/19	$11,934	$11,157	$12,917
1/20	$11,954	$11,357	$12,917
2/20	$11,795	$11,527	$12,717
3/20	$10,763	$11,302	$11,222
4/20	$11,170	$11,529	$11,648
5/20	$11,602	$11,636	$12,181
6/20	$11,592	$11,733	$12,300
7/20	$12,050	$11,939	$12,887
8/20	$12,139	$11,871	$13,014
9/20	$12,029	$11,849	$12,879
10/20	$12,068	$11,807	$12,939
11/20	$12,381	$11,961	$13,457
12/20	$12,506	$12,002	$13,713
1/21	$12,500	$11,927	$13,766
2/21	$12,488	$11,773	$13,814
3/21	$12,500	$11,636	$13,837
4/21	$12,587	$11,734	$13,989
5/21	$12,611	$11,778	$14,029
6/21	$12,724	$11,864	$14,221
7/21	$12,772	$11,983	$14,272
8/21	$12,826	$11,975	$14,350
9/21	$12,796	$11,873	$14,354
10/21	$12,728	$11,864	$14,329
11/21	$12,608	$11,878	$14,182
12/21	$12,825	$11,870	$14,449
1/22	$12,452	$11,610	$14,052
2/22	$12,364	$11,451	$13,926
3/22	$12,217	$11,144	$13,797
4/22	$11,781	$10,728	$13,295
5/22	$11,936	$10,787	$13,328
6/22	$11,235	$10,572	$12,421
7/22	$11,920	$10,838	$13,169
8/22	$11,509	$10,556	$12,854
9/22	$11,055	$10,101	$12,337
10/22	$11,376	$9,990	$12,688
11/22	$11,577	$10,363	$12,925
12/22	$11,501	$10,328	$12,828
1/23	$11,838	$10,648	$13,330
2/23	$11,621	$10,386	$13,157
3/23	$11,879	$10,630	$13,305
4/23	$11,947	$10,695	$13,434
5/23	$11,816	$10,584	$13,306
6/23	$11,912	$10,568	$13,523
7/23	$12,022	$10,578	$13,715
8/23	$11,988	$10,514	$13,754
9/23	$11,802	$10,264	$13,594
10/23	$11,754	$10,109	$13,426
11/23	$12,296	$10,564	$14,037
12/23	$12,691	$10,965	$14,554
1/24	$12,679	$10,939	$14,557
2/24	$12,620	$10,808	$14,600
3/24	$12,769	$10,914	$14,774
4/24	$12,626	$10,659	$14,626
5/24	$12,738	$10,836	$14,792
6/24	$12,891	$10,935	$14,935
7/24	$13,089	$11,183	$15,228
8/24	$13,288	$11,347	$15,470
9/24	$13,429	$11,503	$15,723
10/24	$13,310	$11,242	$15,637
11/24	$13,442	$11,360	$15,816
12/24	$13,332	$11,189	$15,748
1/25	$13,539	$11,256	$15,965
2/25	$13,637	$11,489	$16,069
3/25	$13,504	$11,486	$15,897
4/25	$13,551	$11,527	$15,897
5/25	$13,823	$11,468	$16,164
6/25	$14,075	$11,647	$16,464
7/25	$14,114	$11,630	$16,530
8/25	$14,314	$11,770	$16,732
9/25	$14,424	$11,895	$16,860
10/25	$14,465	$11,973	$16,893
11/25	$14,584	$12,045	$16,977
12/25	$14,688	$12,037	$17,087
1/26	$14,768	$12,055	$17,169
2/26	$14,849	$12,239	$17,198
3/26	$14,722	$12,020	$16,993
4/26	$14,925	$12,056	$17,282
5/26	$14,987	$12,099	$17,368
6/26	$14,985	$12,130	$17,410

Average Annual Total Returns (%)

Table Summary
Fund	1 Year	5 Years	10 Years
Open Shares	6.47%	3.33%	4.13%
Bloomberg US Universal Index	4.15%	0.44%	1.95%
ICE BofA US High Yield Index	5.74%	4.13%	5.70%

The performance quoted represents past performance. Past performance does not guarantee future results. The performance results do not include adjustments made for financial reporting purposes in accordance with US GAAP, and may differ from financial highlights. The performance graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

The current performance may be lower or higher than the performance data quoted. Updated performance information is available at https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds.

Key Portfolio Statistics

Table Summary
Total Net Assets	$139,860,081
# of Portfolio Holdings	85
Portfolio Turnover Rate	26%
Total Advisory Fees Paid (Net of Waivers/Reimbursements)	$246,837

Top 10 Holdings (% of Net Assets)

Table Summary
Iron Mountain, Inc., 4.500%, due 02/15/31	2.2%
ADT Security Corp., 4.125%, due 08/01/29	1.5%
Level 3 Financing, Inc., 8.500%, due 01/15/36	1.5%
XPLR Infrastructure Operating Partners LP, 8.625%, due 03/15/33	1.5%
Venture Global LNG, Inc., 9.875%, due 02/01/32	1.5%
OAK-Eagle Acquireco, Inc., 8.750%, due 07/01/34	1.5%
Nexstar Media, Inc., 7.250%, due 04/15/34	1.5%
SM Energy Co., 8.750%, due 07/01/31	1.5%
DISH Network Corp., 11.750%, due 11/15/27	1.5%
Bausch & Lomb Corp., 8.375%, due 10/01/28	1.5%

Sector Allocation (% of Net Assets)

Table Summary
Communication Services	19.5%
Consumer Discretionary	18.2%
Consumer Staples	17.3%
Energy	14.1%
Industrials	9.5%
Information Technology	7.1%
Financials	4.5%
Materials	3.7%
Utilities	2.5%
Other (includes short-term investments)	3.6%

Additional Information

If you wish to view additional information about the Portfolio including, but not limited to, the prospectus, financial information and proxy voting information please visit: https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds#documents.

Lazard US High Yield Portfolio

RLCIX: R6 Shares

Semi-Annual Shareholder Report - June 30, 2026

This semi-annual shareholder report contains important information about the Lazard US High Yield Portfolio for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Portfolio at https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds#tsr. You can also request this information by contacting us at Contact.US@Lazard.com or (800) 823-6300.

What were the Portfolio costs for the last six months?

(based on a $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference1
R6 Shares	$28	0.55%
Footnote	Description
Footnote[1]	Annualized

Portfolio Performance

Table Summary
	R6 Shares	Bloomberg US Universal Index	ICE BofA US High Yield Index
11/16	$1,000,000	$1,000,000	$1,000,000
11/16	$1,001,443	$977,150	$1,003,380
12/16	$1,013,701	$980,053	$1,023,116
1/17	$1,021,846	$983,511	$1,036,855
2/17	$1,030,080	$991,099	$1,053,035
3/17	$1,029,885	$990,767	$1,050,826
4/17	$1,042,310	$998,988	$1,062,733
5/17	$1,046,276	$1,006,695	$1,072,225
6/17	$1,048,065	$1,005,842	$1,073,357
7/17	$1,056,266	$1,010,852	$1,085,737
8/17	$1,058,071	$1,019,573	$1,085,456
9/17	$1,064,202	$1,015,985	$1,095,208
10/17	$1,065,986	$1,017,205	$1,099,434
11/17	$1,065,603	$1,015,666	$1,096,485
12/17	$1,065,253	$1,020,143	$1,099,681
1/18	$1,064,884	$1,010,326	$1,106,732
2/18	$1,055,832	$1,000,746	$1,096,414
3/18	$1,051,002	$1,005,794	$1,089,646
4/18	$1,047,542	$999,083	$1,096,894
5/18	$1,025,661	$1,004,531	$1,096,728
6/18	$1,028,082	$1,003,074	$1,100,515
7/18	$1,034,920	$1,005,173	$1,112,813
8/18	$1,043,995	$1,010,126	$1,120,872
9/18	$1,046,397	$1,005,797	$1,127,384
10/18	$1,031,141	$997,383	$1,108,922
11/18	$1,028,805	$1,001,869	$1,098,859
12/18	$1,039,367	$1,017,544	$1,074,774
1/19	$1,056,950	$1,031,574	$1,124,138
2/19	$1,072,332	$1,032,698	$1,143,119
3/19	$1,083,201	$1,051,346	$1,154,319
4/19	$1,094,175	$1,052,818	$1,170,468
5/19	$1,084,720	$1,068,945	$1,155,590
6/19	$1,109,344	$1,084,065	$1,183,927
7/19	$1,115,710	$1,087,292	$1,189,988
8/19	$1,124,502	$1,111,894	$1,194,632
9/19	$1,128,632	$1,107,077	$1,198,419
10/19	$1,132,731	$1,110,654	$1,201,199
11/19	$1,136,790	$1,110,432	$1,204,479
12/19	$1,150,219	$1,112,087	$1,229,658
1/20	$1,149,561	$1,132,046	$1,229,707
2/20	$1,134,859	$1,148,997	$1,210,647
3/20	$1,035,720	$1,126,553	$1,068,287
4/20	$1,075,137	$1,149,119	$1,108,881
5/20	$1,117,023	$1,159,852	$1,159,602
6/20	$1,118,601	$1,169,529	$1,170,904
7/20	$1,162,650	$1,190,073	$1,226,850
8/20	$1,169,077	$1,183,211	$1,238,922
9/20	$1,158,592	$1,181,078	$1,226,007
10/20	$1,162,661	$1,176,857	$1,231,744
11/20	$1,194,230	$1,192,214	$1,281,047
12/20	$1,206,409	$1,196,331	$1,305,481
1/21	$1,205,981	$1,188,812	$1,310,477
2/21	$1,205,518	$1,173,472	$1,315,037
3/21	$1,206,894	$1,159,816	$1,317,277
4/21	$1,214,902	$1,169,569	$1,331,726
5/21	$1,217,442	$1,174,030	$1,335,570
6/21	$1,228,748	$1,182,589	$1,353,818
7/21	$1,233,564	$1,194,464	$1,358,637
8/21	$1,239,144	$1,193,666	$1,366,046
9/21	$1,236,542	$1,183,473	$1,366,505
10/21	$1,230,219	$1,182,506	$1,364,074
11/21	$1,218,850	$1,183,934	$1,350,095
12/21	$1,240,185	$1,183,136	$1,375,495
1/22	$1,204,424	$1,157,197	$1,337,683
2/22	$1,196,276	$1,141,419	$1,325,673
3/22	$1,182,474	$1,110,797	$1,313,406
4/22	$1,140,465	$1,069,367	$1,265,630
5/22	$1,156,530	$1,075,250	$1,268,798
6/22	$1,088,116	$1,053,764	$1,182,436
7/22	$1,155,474	$1,080,258	$1,253,653
8/22	$1,115,262	$1,052,175	$1,223,631
9/22	$1,072,229	$1,006,844	$1,174,419
10/22	$1,103,702	$995,796	$1,207,850
11/22	$1,122,754	$1,032,926	$1,230,461
12/22	$1,116,388	$1,029,418	$1,221,193
1/23	$1,149,420	$1,061,351	$1,268,937
2/23	$1,128,530	$1,035,271	$1,252,516
3/23	$1,153,847	$1,059,558	$1,266,615
4/23	$1,160,675	$1,066,031	$1,278,840
5/23	$1,147,507	$1,054,978	$1,266,698
6/23	$1,157,847	$1,053,339	$1,287,317
7/23	$1,168,825	$1,054,386	$1,305,648
8/23	$1,165,777	$1,048,037	$1,309,374
9/23	$1,147,195	$1,023,046	$1,294,145
10/23	$1,142,767	$1,007,661	$1,278,128
11/23	$1,195,759	$1,053,011	$1,336,260
12/23	$1,235,288	$1,092,967	$1,385,539
1/24	$1,234,356	$1,090,351	$1,385,796
2/24	$1,228,159	$1,077,278	$1,389,899
3/24	$1,242,930	$1,087,855	$1,406,456
4/24	$1,229,849	$1,062,434	$1,392,391
5/24	$1,241,070	$1,080,045	$1,408,190
6/24	$1,256,073	$1,089,919	$1,421,784
7/24	$1,274,947	$1,114,657	$1,449,684
8/24	$1,295,322	$1,131,066	$1,472,743
9/24	$1,309,337	$1,146,579	$1,496,810
10/24	$1,297,311	$1,120,537	$1,488,572
11/24	$1,310,509	$1,132,351	$1,505,619
12/24	$1,300,808	$1,115,249	$1,499,165
1/25	$1,321,336	$1,121,969	$1,519,867
2/25	$1,330,385	$1,145,167	$1,529,747
3/25	$1,318,389	$1,144,893	$1,513,327
4/25	$1,322,492	$1,148,937	$1,513,362
5/25	$1,350,181	$1,143,110	$1,538,813
6/25	$1,374,376	$1,160,919	$1,567,370
7/25	$1,378,533	$1,159,262	$1,573,656
8/25	$1,398,427	$1,173,187	$1,592,821
9/25	$1,409,443	$1,185,617	$1,604,982
10/25	$1,413,719	$1,193,446	$1,608,138
11/25	$1,425,703	$1,200,644	$1,616,134
12/25	$1,436,876	$1,199,812	$1,626,645
1/26	$1,444,314	$1,201,627	$1,634,473
2/26	$1,453,215	$1,219,907	$1,637,166
3/26	$1,440,344	$1,198,068	$1,617,703
4/26	$1,460,494	$1,201,729	$1,645,237
5/26	$1,466,816	$1,205,943	$1,653,363
6/26	$1,467,786	$1,209,098	$1,657,414

Average Annual Total Returns (%)

Table Summary
Fund	1 Year	5 Years	Since Inception 11/3/16
R6 Shares	6.80%	3.62%	4.05%
Bloomberg US Universal Index	4.15%	0.44%	1.98%
ICE BofA US High Yield Index	5.74%	4.13%	5.37%

The performance quoted represents past performance. Past performance does not guarantee future results. The performance results do not include adjustments made for financial reporting purposes in accordance with US GAAP, and may differ from financial highlights. The performance graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

The current performance may be lower or higher than the performance data quoted. Updated performance information is available at https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds.

Key Portfolio Statistics

Table Summary
Total Net Assets	$139,860,081
# of Portfolio Holdings	85
Portfolio Turnover Rate	26%
Total Advisory Fees Paid (Net of Waivers/Reimbursements)	$246,837

Top 10 Holdings (% of Net Assets)

Table Summary
Iron Mountain, Inc., 4.500%, due 02/15/31	2.2%
ADT Security Corp., 4.125%, due 08/01/29	1.5%
Level 3 Financing, Inc., 8.500%, due 01/15/36	1.5%
XPLR Infrastructure Operating Partners LP, 8.625%, due 03/15/33	1.5%
Venture Global LNG, Inc., 9.875%, due 02/01/32	1.5%
OAK-Eagle Acquireco, Inc., 8.750%, due 07/01/34	1.5%
Nexstar Media, Inc., 7.250%, due 04/15/34	1.5%
SM Energy Co., 8.750%, due 07/01/31	1.5%
DISH Network Corp., 11.750%, due 11/15/27	1.5%
Bausch & Lomb Corp., 8.375%, due 10/01/28	1.5%

Sector Allocation (% of Net Assets)

Table Summary
Communication Services	19.5%
Consumer Discretionary	18.2%
Consumer Staples	17.3%
Energy	14.1%
Industrials	9.5%
Information Technology	7.1%
Financials	4.5%
Materials	3.7%
Utilities	2.5%
Other (includes short-term investments)	3.6%

Additional Information

If you wish to view additional information about the Portfolio including, but not limited to, the prospectus, financial information and proxy voting information please visit: https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds#documents.

Lazard US Small Cap Equity Select Portfolio

LZSCX: Institutional Shares

Semi-Annual Shareholder Report - June 30, 2026

This semi-annual shareholder report contains important information about the Lazard US Small Cap Equity Select Portfolio for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Portfolio at https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds#tsr. You can also request this information by contacting us at Contact.US@Lazard.com or (800) 823-6300.

What were the Portfolio costs for the last six months?

(based on a $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference1
Institutional Shares	$53	0.95%
Footnote	Description
Footnote[1]	Annualized

Portfolio Performance

Table Summary
	Institutional Shares	Russell 3000 Index	Russell 2000 Index
6/16	$10,000	$10,000	$10,000
7/16	$10,505	$10,397	$10,597
8/16	$10,628	$10,423	$10,784
9/16	$10,580	$10,440	$10,905
10/16	$10,374	$10,214	$10,386
11/16	$11,270	$10,671	$11,544
12/16	$11,620	$10,879	$11,868
1/17	$11,588	$11,084	$11,915
2/17	$11,837	$11,496	$12,145
3/17	$11,773	$11,504	$12,160
4/17	$11,749	$11,626	$12,294
5/17	$11,901	$11,745	$12,044
6/17	$12,134	$11,851	$12,460
7/17	$12,158	$12,074	$12,553
8/17	$12,055	$12,098	$12,393
9/17	$12,653	$12,393	$13,166
10/17	$12,842	$12,663	$13,279
11/17	$13,203	$13,048	$13,661
12/17	$13,271	$13,178	$13,606
1/18	$13,569	$13,873	$13,962
2/18	$12,999	$13,361	$13,421
3/18	$13,108	$13,093	$13,595
4/18	$13,334	$13,143	$13,712
5/18	$13,714	$13,514	$14,545
6/18	$13,823	$13,602	$14,649
7/18	$14,167	$14,054	$14,904
8/18	$14,524	$14,547	$15,547
9/18	$14,276	$14,571	$15,173
10/18	$12,618	$13,498	$13,525
11/18	$12,995	$13,769	$13,740
12/18	$11,510	$12,487	$12,108
1/19	$12,690	$13,559	$13,470
2/19	$13,242	$14,036	$14,170
3/19	$13,168	$14,241	$13,873
4/19	$13,827	$14,810	$14,345
5/19	$12,998	$13,851	$13,229
6/19	$13,986	$14,824	$14,164
7/19	$14,114	$15,044	$14,246
8/19	$13,721	$14,738	$13,542
9/19	$14,231	$14,996	$13,824
10/19	$14,528	$15,319	$14,188
11/19	$14,677	$15,902	$14,772
12/19	$14,963	$16,361	$15,198
1/20	$14,667	$16,343	$14,711
2/20	$13,493	$15,005	$13,472
3/20	$10,301	$12,941	$10,545
4/20	$11,727	$14,655	$11,994
5/20	$12,473	$15,439	$12,774
6/20	$12,440	$15,792	$13,226
7/20	$13,010	$16,689	$13,592
8/20	$13,375	$17,898	$14,357
9/20	$12,878	$17,246	$13,878
10/20	$13,154	$16,874	$14,168
11/20	$15,009	$18,927	$16,780
12/20	$15,926	$19,778	$18,232
1/21	$16,125	$19,690	$19,149
2/21	$17,307	$20,306	$20,342
3/21	$17,870	$21,034	$20,547
4/21	$18,742	$22,118	$20,978
5/21	$18,776	$22,219	$21,021
6/21	$18,632	$22,767	$21,429
7/21	$18,312	$23,152	$20,655
8/21	$18,592	$23,812	$21,117
9/21	$18,072	$22,744	$20,494
10/21	$18,891	$24,282	$21,366
11/21	$18,061	$23,912	$20,476
12/21	$19,097	$24,854	$20,933
1/22	$18,089	$23,391	$18,918
2/22	$18,229	$22,802	$19,120
3/22	$18,166	$23,542	$19,358
4/22	$17,107	$21,429	$17,439
5/22	$17,069	$21,400	$17,466
6/22	$15,410	$19,610	$16,029
7/22	$16,966	$21,450	$17,703
8/22	$16,268	$20,649	$17,340
9/22	$14,863	$18,734	$15,679
10/22	$16,374	$20,271	$17,405
11/22	$17,157	$21,329	$17,811
12/22	$16,189	$20,080	$16,655
1/23	$17,475	$21,463	$18,278
2/23	$17,064	$20,961	$17,970
3/23	$16,481	$21,522	$17,111
4/23	$16,123	$21,751	$16,803
5/23	$15,606	$21,836	$16,648
6/23	$16,759	$23,327	$18,002
7/23	$17,581	$24,163	$19,103
8/23	$16,899	$23,696	$18,147
9/23	$16,157	$22,568	$17,079
10/23	$15,307	$21,969	$15,914
11/23	$16,400	$24,018	$17,354
12/23	$17,819	$25,292	$19,475
1/24	$17,446	$25,572	$18,717
2/24	$18,335	$26,957	$19,776
3/24	$19,053	$27,826	$20,483
4/24	$17,919	$26,602	$19,042
5/24	$18,737	$27,859	$19,997
6/24	$18,378	$28,721	$19,812
7/24	$19,397	$29,255	$21,825
8/24	$19,731	$29,892	$21,499
9/24	$20,000	$30,510	$21,649
10/24	$19,552	$30,286	$21,337
11/24	$21,239	$32,301	$23,677
12/24	$19,817	$31,314	$21,722
1/25	$20,894	$32,302	$22,291
2/25	$19,485	$31,683	$21,099
3/25	$17,895	$29,835	$19,663
4/25	$17,331	$29,635	$19,208
5/25	$17,663	$31,513	$20,234
6/25	$18,458	$33,114	$21,334
7/25	$18,690	$33,843	$21,704
8/25	$19,601	$34,627	$23,255
9/25	$19,550	$35,822	$23,978
10/25	$19,773	$36,589	$24,412
11/25	$20,220	$36,690	$24,647
12/25	$20,303	$36,682	$24,504
1/26	$21,419	$37,251	$25,815
2/26	$21,942	$37,074	$26,022
3/26	$20,373	$35,231	$24,721
4/26	$22,987	$38,825	$27,739
5/26	$23,458	$40,792	$28,952
6/26	$25,166	$40,667	$30,034

Average Annual Total Returns (%)

Table Summary
Fund	1 Year	5 Years	10 Years
Institutional Shares	36.34%	6.20%	9.67%
Russell 3000 Index	22.81%	12.30%	15.06%
Russell 2000 Index	40.78%	6.98%	11.62%

The performance quoted represents past performance. Past performance does not guarantee future results. The performance results do not include adjustments made for financial reporting purposes in accordance with US GAAP, and may differ from financial highlights. The performance graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

The current performance may be lower or higher than the performance data quoted. Updated performance information is available at https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds.

Key Portfolio Statistics

Table Summary
Total Net Assets	$38,031,296
# of Portfolio Holdings	73
Portfolio Turnover Rate	55%
Total Advisory Fees Paid (Net of Waivers/Reimbursements)	$59,137

Top 10 Holdings (% of Net Assets)

Table Summary
DigitalOcean Holdings, Inc.	3.1%
Advanced Energy Industries, Inc.	2.8%
Middleby Corp.	2.3%
Casella Waste Systems, Inc., Class A	2.2%
Yesway, Inc., Class A	2.1%
Toro Co.	2.0%
Credo Technology Group Holding Ltd.	2.0%
First American Financial Corp.	1.9%
Mirion Technologies, Inc.	1.9%
Atlas Energy Solutions, Inc.	1.9%

Sector Allocation (% of Net Assets)

Table Summary
Information Technology	20.5%
Industrials	19.0%
Health Care	14.7%
Financials	13.8%
Consumer Discretionary	11.7%
Energy	7.3%
Consumer Staples	4.9%
Materials	3.6%
Real Estate	2.5%
Other (includes short-term investments)	2.0%

Additional Information

If you wish to view additional information about the Portfolio including, but not limited to, the prospectus, financial information and proxy voting information please visit: https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds#documents.

Lazard US Small Cap Equity Select Portfolio

LZCOX: Open Shares

Semi-Annual Shareholder Report - June 30, 2026

This semi-annual shareholder report contains important information about the Lazard US Small Cap Equity Select Portfolio for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Portfolio at https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds#tsr. You can also request this information by contacting us at Contact.US@Lazard.com or (800) 823-6300.

What were the Portfolio costs for the last six months?

(based on a $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference1
Open Shares	$67	1.20%
Footnote	Description
Footnote[1]	Annualized

Portfolio Performance

Table Summary
	Open Shares	Russell 3000 Index	Russell 2000 Index
6/16	$10,000	$10,000	$10,000
7/16	$10,502	$10,397	$10,597
8/16	$10,624	$10,423	$10,784
9/16	$10,582	$10,440	$10,905
10/16	$10,372	$10,214	$10,386
11/16	$11,254	$10,671	$11,544
12/16	$11,612	$10,879	$11,868
1/17	$11,578	$11,084	$11,915
2/17	$11,815	$11,496	$12,145
3/17	$11,756	$11,504	$12,160
4/17	$11,722	$11,626	$12,294
5/17	$11,875	$11,745	$12,044
6/17	$12,104	$11,851	$12,460
7/17	$12,121	$12,074	$12,553
8/17	$12,021	$12,098	$12,393
9/17	$12,612	$12,393	$13,166
10/17	$12,794	$12,663	$13,279
11/17	$13,159	$13,048	$13,661
12/17	$13,217	$13,178	$13,606
1/18	$13,506	$13,873	$13,962
2/18	$12,937	$13,361	$13,421
3/18	$13,043	$13,093	$13,595
4/18	$13,274	$13,143	$13,712
5/18	$13,640	$13,514	$14,545
6/18	$13,746	$13,602	$14,649
7/18	$14,084	$14,054	$14,904
8/18	$14,434	$14,547	$15,547
9/18	$14,179	$14,571	$15,173
10/18	$12,532	$13,498	$13,525
11/18	$12,905	$13,769	$13,740
12/18	$11,433	$12,487	$12,108
1/19	$12,596	$13,559	$13,470
2/19	$13,143	$14,036	$14,170
3/19	$13,063	$14,241	$13,873
4/19	$13,713	$14,810	$14,345
5/19	$12,892	$13,851	$13,229
6/19	$13,873	$14,824	$14,164
7/19	$13,987	$15,044	$14,246
8/19	$13,599	$14,738	$13,542
9/19	$14,101	$14,996	$13,824
10/19	$14,397	$15,319	$14,188
11/19	$14,534	$15,902	$14,772
12/19	$14,807	$16,361	$15,198
1/20	$14,513	$16,343	$14,711
2/20	$13,348	$15,005	$13,472
3/20	$10,193	$12,941	$10,545
4/20	$11,594	$14,655	$11,994
5/20	$12,324	$15,439	$12,774
6/20	$12,288	$15,792	$13,226
7/20	$12,853	$16,689	$13,592
8/20	$13,209	$17,898	$14,357
9/20	$12,711	$17,246	$13,878
10/20	$12,984	$16,874	$14,168
11/20	$14,810	$18,927	$16,780
12/20	$15,711	$19,778	$18,232
1/21	$15,901	$19,690	$19,149
2/21	$17,063	$20,306	$20,342
3/21	$17,620	$21,034	$20,547
4/21	$18,474	$22,118	$20,978
5/21	$18,497	$22,219	$21,021
6/21	$18,355	$22,767	$21,429
7/21	$18,023	$23,152	$20,655
8/21	$18,308	$23,812	$21,117
9/21	$17,786	$22,744	$20,494
10/21	$18,592	$24,282	$21,366
11/21	$17,762	$23,912	$20,476
12/21	$18,788	$24,854	$20,933
1/22	$17,791	$23,391	$18,918
2/22	$17,915	$22,802	$19,120
3/22	$17,860	$23,542	$19,358
4/22	$16,807	$21,429	$17,439
5/22	$16,765	$21,400	$17,466
6/22	$15,130	$19,610	$16,029
7/22	$16,668	$21,450	$17,703
8/22	$15,979	$20,649	$17,340
9/22	$14,591	$18,734	$15,679
10/22	$16,066	$20,271	$17,405
11/22	$16,832	$21,329	$17,811
12/22	$15,878	$20,080	$16,655
1/23	$17,136	$21,463	$18,278
2/23	$16,732	$20,961	$17,970
3/23	$16,153	$21,522	$17,111
4/23	$15,806	$21,751	$16,803
5/23	$15,300	$21,836	$16,648
6/23	$16,413	$23,327	$18,002
7/23	$17,223	$24,163	$19,103
8/23	$16,552	$23,696	$18,147
9/23	$15,814	$22,568	$17,079
10/23	$14,988	$21,969	$15,914
11/23	$16,050	$24,018	$17,354
12/23	$17,439	$25,292	$19,475
1/24	$17,059	$25,572	$18,717
2/24	$17,944	$26,957	$19,776
3/24	$18,639	$27,826	$20,483
4/24	$17,533	$26,602	$19,042
5/24	$18,307	$27,859	$19,997
6/24	$17,960	$28,721	$19,812
7/24	$18,955	$29,255	$21,825
8/24	$19,291	$29,892	$21,499
9/24	$19,539	$30,510	$21,649
10/24	$19,093	$30,286	$21,337
11/24	$20,746	$32,301	$23,677
12/24	$19,334	$31,314	$21,722
1/25	$20,394	$32,302	$22,291
2/25	$18,999	$31,683	$21,099
3/25	$17,454	$29,835	$19,663
4/25	$16,915	$29,635	$19,208
5/25	$17,212	$31,513	$20,234
6/25	$17,994	$33,114	$21,334
7/25	$18,217	$33,843	$21,704
8/25	$19,111	$34,627	$23,255
9/25	$19,052	$35,822	$23,978
10/25	$19,247	$36,589	$24,412
11/25	$19,693	$36,690	$24,647
12/25	$19,771	$36,682	$24,504
1/26	$20,853	$37,251	$25,815
2/26	$21,344	$37,074	$26,022
3/26	$19,830	$35,231	$24,721
4/26	$22,367	$38,825	$27,739
5/26	$22,820	$40,792	$28,952
6/26	$24,472	$40,667	$30,034

Average Annual Total Returns (%)

Table Summary
Fund	1 Year	5 Years	10 Years
Open Shares	36.00%	5.92%	9.36%
Russell 3000 Index	22.81%	12.30%	15.06%
Russell 2000 Index	40.78%	6.98%	11.62%

The performance quoted represents past performance. Past performance does not guarantee future results. The performance results do not include adjustments made for financial reporting purposes in accordance with US GAAP, and may differ from financial highlights. The performance graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

The current performance may be lower or higher than the performance data quoted. Updated performance information is available at https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds.

Key Portfolio Statistics

Table Summary
Total Net Assets	$38,031,296
# of Portfolio Holdings	73
Portfolio Turnover Rate	55%
Total Advisory Fees Paid (Net of Waivers/Reimbursements)	$59,137

Top 10 Holdings (% of Net Assets)

Table Summary
DigitalOcean Holdings, Inc.	3.1%
Advanced Energy Industries, Inc.	2.8%
Middleby Corp.	2.3%
Casella Waste Systems, Inc., Class A	2.2%
Yesway, Inc., Class A	2.1%
Toro Co.	2.0%
Credo Technology Group Holding Ltd.	2.0%
First American Financial Corp.	1.9%
Mirion Technologies, Inc.	1.9%
Atlas Energy Solutions, Inc.	1.9%

Sector Allocation (% of Net Assets)

Table Summary
Information Technology	20.5%
Industrials	19.0%
Health Care	14.7%
Financials	13.8%
Consumer Discretionary	11.7%
Energy	7.3%
Consumer Staples	4.9%
Materials	3.6%
Real Estate	2.5%
Other (includes short-term investments)	2.0%

Additional Information

If you wish to view additional information about the Portfolio including, but not limited to, the prospectus, financial information and proxy voting information please visit: https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds#documents.

Lazard US Small Cap Equity Select Portfolio

RLSMX: R6 Shares

Semi-Annual Shareholder Report - June 30, 2026

This semi-annual shareholder report contains important information about the Lazard US Small Cap Equity Select Portfolio for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Portfolio at https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds#tsr. You can also request this information by contacting us at Contact.US@Lazard.com or (800) 823-6300.

What were the Portfolio costs for the last six months?

(based on a $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference1
R6 Shares	$49	0.88%
Footnote	Description
Footnote[1]	Annualized

Portfolio Performance

Table Summary
	R6 Shares	Russell 3000 Index	Russell 2000 Index
1/20	$1,000,000	$1,000,000	$1,000,000
1/20	$981,645	$991,883	$970,606
2/20	$903,084	$910,678	$888,900
3/20	$689,427	$785,441	$695,769
4/20	$784,875	$889,465	$791,332
5/20	$834,068	$937,034	$842,824
6/20	$831,865	$958,456	$872,616
7/20	$870,044	$1,012,877	$896,770
8/20	$894,438	$1,086,254	$947,296
9/20	$861,913	$1,046,702	$915,654
10/20	$880,393	$1,024,115	$934,828
11/20	$1,004,579	$1,148,701	$1,107,140
12/20	$1,065,934	$1,200,379	$1,202,907
1/21	$1,079,240	$1,195,040	$1,263,440
2/21	$1,158,335	$1,232,397	$1,342,178
3/21	$1,196,034	$1,276,569	$1,355,659
4/21	$1,254,431	$1,342,375	$1,384,126
5/21	$1,256,649	$1,348,503	$1,386,980
6/21	$1,247,039	$1,381,756	$1,413,852
7/21	$1,224,863	$1,405,122	$1,362,799
8/21	$1,244,871	$1,445,193	$1,393,283
9/21	$1,209,324	$1,380,350	$1,352,202
10/21	$1,264,125	$1,473,696	$1,409,724
11/21	$1,208,584	$1,451,264	$1,350,981
12/21	$1,278,638	$1,508,413	$1,381,160
1/22	$1,210,353	$1,419,664	$1,248,190
2/22	$1,220,596	$1,383,904	$1,261,515
3/22	$1,216,328	$1,428,792	$1,277,216
4/22	$1,146,336	$1,300,569	$1,150,632
5/22	$1,143,775	$1,298,826	$1,152,371
6/22	$1,034,519	$1,190,167	$1,057,596
7/22	$1,137,800	$1,301,827	$1,168,012
8/22	$1,092,011	$1,253,243	$1,144,111
9/22	$999,753	$1,137,031	$1,034,465
10/22	$1,098,220	$1,230,275	$1,148,348
11/22	$1,150,559	$1,294,490	$1,175,171
12/22	$1,086,718	$1,218,693	$1,098,900
1/23	$1,170,994	$1,302,628	$1,206,005
2/23	$1,143,493	$1,272,182	$1,185,635
3/23	$1,104,460	$1,306,199	$1,128,985
4/23	$1,080,508	$1,320,116	$1,108,688
5/23	$1,045,910	$1,325,252	$1,098,446
6/23	$1,123,977	$1,415,748	$1,187,752
7/23	$1,178,978	$1,466,498	$1,260,387
8/23	$1,133,346	$1,438,189	$1,197,332
9/23	$1,083,677	$1,369,682	$1,126,843
10/23	$1,026,784	$1,333,373	$1,049,993
11/23	$1,099,933	$1,457,708	$1,145,028
12/23	$1,194,855	$1,535,028	$1,284,931
1/24	$1,169,902	$1,552,040	$1,234,956
2/24	$1,230,365	$1,636,053	$1,304,782
3/24	$1,278,351	$1,688,827	$1,351,492
4/24	$1,202,533	$1,614,516	$1,256,371
5/24	$1,257,237	$1,690,797	$1,319,399
6/24	$1,233,244	$1,743,140	$1,307,194
7/24	$1,301,384	$1,775,543	$1,440,004
8/24	$1,324,670	$1,814,194	$1,418,494
9/24	$1,342,652	$1,851,722	$1,428,408
10/24	$1,312,682	$1,838,124	$1,407,776
11/24	$1,425,569	$1,960,404	$1,562,201
12/24	$1,330,411	$1,900,484	$1,433,185
1/25	$1,403,523	$1,960,478	$1,470,762
2/25	$1,307,148	$1,922,908	$1,392,092
3/25	$1,200,804	$1,810,744	$1,297,334
4/25	$1,164,248	$1,798,596	$1,267,363
5/25	$1,185,295	$1,912,601	$1,335,040
6/25	$1,238,467	$2,009,767	$1,407,602
7/25	$1,255,084	$2,054,027	$1,432,020
8/25	$1,316,023	$2,101,561	$1,534,334
9/25	$1,312,575	$2,174,089	$1,582,072
10/25	$1,327,517	$2,220,684	$1,610,694
11/25	$1,357,400	$2,226,783	$1,626,167
12/25	$1,363,605	$2,226,330	$1,616,732
1/26	$1,438,195	$2,260,869	$1,703,248
2/26	$1,473,160	$2,250,118	$1,716,950
3/26	$1,368,267	$2,138,226	$1,631,070
4/26	$1,543,088	$2,356,381	$1,830,234
5/26	$1,575,721	$2,475,772	$1,910,221
6/26	$1,691,103	$2,468,184	$1,981,607

Average Annual Total Returns (%)

Table Summary
Fund	1 Year	5 Years	Since Inception 1/8/20
R6 Shares	36.55%	6.28%	8.45%
Russell 3000 Index	22.81%	12.30%	14.96%
Russell 2000 Index	40.78%	6.98%	11.13%

The performance quoted represents past performance. Past performance does not guarantee future results. The performance results do not include adjustments made for financial reporting purposes in accordance with US GAAP, and may differ from financial highlights. The performance graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

The current performance may be lower or higher than the performance data quoted. Updated performance information is available at https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds.

Key Portfolio Statistics

Table Summary
Total Net Assets	$38,031,296
# of Portfolio Holdings	73
Portfolio Turnover Rate	55%
Total Advisory Fees Paid (Net of Waivers/Reimbursements)	$59,137

Top 10 Holdings (% of Net Assets)

Table Summary
DigitalOcean Holdings, Inc.	3.1%
Advanced Energy Industries, Inc.	2.8%
Middleby Corp.	2.3%
Casella Waste Systems, Inc., Class A	2.2%
Yesway, Inc., Class A	2.1%
Toro Co.	2.0%
Credo Technology Group Holding Ltd.	2.0%
First American Financial Corp.	1.9%
Mirion Technologies, Inc.	1.9%
Atlas Energy Solutions, Inc.	1.9%

Sector Allocation (% of Net Assets)

Table Summary
Information Technology	20.5%
Industrials	19.0%
Health Care	14.7%
Financials	13.8%
Consumer Discretionary	11.7%
Energy	7.3%
Consumer Staples	4.9%
Materials	3.6%
Real Estate	2.5%
Other (includes short-term investments)	2.0%

Additional Information

If you wish to view additional information about the Portfolio including, but not limited to, the prospectus, financial information and proxy voting information please visit: https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds#documents.

Lazard Developing Markets Equity Portfolio

LDMIX: Institutional Shares

Semi-Annual Shareholder Report - June 30, 2026

This semi-annual shareholder report contains important information about the Lazard Developing Markets Equity Portfolio for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Portfolio at https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds#tsr. You can also request this information by contacting us at Contact.US@Lazard.com or (800) 823-6300.

What were the Portfolio costs for the last six months?

(based on a $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference1
Institutional Shares	$63	1.10%
Footnote	Description
Footnote[1]	Annualized

Portfolio Performance

Table Summary
	Institutional Shares	MSCI Emerging Markets Index
6/16	$10,000	$10,000
7/16	$10,352	$10,503
8/16	$10,625	$10,764
9/16	$10,977	$10,903
10/16	$10,897	$10,929
11/16	$10,525	$10,426
12/16	$10,441	$10,449
1/17	$11,112	$11,020
2/17	$11,294	$11,358
3/17	$11,843	$11,644
4/17	$12,219	$11,899
5/17	$12,422	$12,251
6/17	$12,463	$12,375
7/17	$13,204	$13,112
8/17	$13,692	$13,405
9/17	$13,834	$13,351
10/17	$14,189	$13,819
11/17	$14,270	$13,847
12/17	$14,738	$14,344
1/18	$15,593	$15,540
2/18	$15,013	$14,823
3/18	$14,829	$14,547
4/18	$14,504	$14,483
5/18	$14,117	$13,970
6/18	$13,404	$13,389
7/18	$13,740	$13,684
8/18	$12,976	$13,314
9/18	$12,832	$13,243
10/18	$11,787	$12,090
11/18	$12,248	$12,588
12/18	$11,705	$12,254
1/19	$12,935	$13,327
2/19	$13,171	$13,357
3/19	$13,458	$13,469
4/19	$13,745	$13,753
5/19	$12,699	$12,755
6/19	$13,673	$13,551
7/19	$13,396	$13,385
8/19	$12,855	$12,733
9/19	$13,246	$12,976
10/19	$13,915	$13,523
11/19	$13,987	$13,504
12/19	$15,002	$14,512
1/20	$14,219	$13,835
2/20	$13,476	$13,106
3/20	$10,703	$11,087
4/20	$11,950	$12,103
5/20	$12,249	$12,196
6/20	$13,322	$13,092
7/20	$14,415	$14,262
8/20	$14,872	$14,577
9/20	$14,696	$14,343
10/20	$15,048	$14,639
11/20	$16,589	$15,993
12/20	$17,903	$17,168
1/21	$18,275	$17,695
2/21	$18,823	$17,830
3/21	$18,337	$17,561
4/21	$18,440	$17,998
5/21	$18,585	$18,415
6/21	$18,378	$18,447
7/21	$17,065	$17,206
8/21	$17,220	$17,656
9/21	$16,245	$16,954
10/21	$16,556	$17,122
11/21	$15,768	$16,424
12/21	$16,087	$16,732
1/22	$15,899	$16,415
2/22	$15,042	$15,925
3/22	$14,656	$15,565
4/22	$13,695	$14,699
5/22	$14,081	$14,764
6/22	$13,068	$13,783
7/22	$13,005	$13,749
8/22	$12,807	$13,806
9/22	$11,261	$12,188
10/22	$10,822	$11,809
11/22	$12,661	$13,561
12/22	$12,450	$13,370
1/23	$13,703	$14,426
2/23	$12,797	$13,491
3/23	$13,303	$13,899
4/23	$12,976	$13,742
5/23	$12,639	$13,511
6/23	$13,282	$14,024
7/23	$14,124	$14,897
8/23	$13,124	$13,979
9/23	$12,713	$13,614
10/23	$12,081	$13,085
11/23	$13,039	$14,132
12/23	$13,650	$14,684
1/24	$12,928	$14,003
2/24	$13,617	$14,669
3/24	$14,231	$15,032
4/24	$13,854	$15,099
5/24	$13,994	$15,185
6/24	$14,404	$15,784
7/24	$14,328	$15,831
8/24	$14,716	$16,086
9/24	$15,524	$17,160
10/24	$15,029	$16,397
11/24	$14,705	$15,808
12/24	$14,567	$15,786
1/25	$14,806	$16,068
2/25	$14,958	$16,146
3/25	$14,665	$16,249
4/25	$14,828	$16,462
5/25	$15,512	$17,164
6/25	$16,370	$18,196
7/25	$16,620	$18,551
8/25	$17,456	$18,789
9/25	$18,684	$20,133
10/25	$19,466	$20,974
11/25	$18,912	$20,473
12/25	$19,470	$21,085
1/26	$21,196	$22,952
2/26	$22,174	$24,213
3/26	$19,712	$21,050
4/26	$22,790	$24,147
5/26	$25,736	$26,486
6/26	$25,703	$26,113

Average Annual Total Returns (%)

Table Summary
Fund	1 Year	5 Years	10 Years
Institutional Shares	57.01%	6.94%	9.90%
MSCI Emerging Markets Index	43.51%	7.20%	10.07%

The performance quoted represents past performance. Past performance does not guarantee future results. The performance results do not include adjustments made for financial reporting purposes in accordance with US GAAP, and may differ from financial highlights. The performance graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

The current performance may be lower or higher than the performance data quoted. Updated performance information is available at https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds.

Key Portfolio Statistics

Table Summary
Total Net Assets	$129,451,376
# of Portfolio Holdings	64
Portfolio Turnover Rate	21%
Total Advisory Fees Paid (Net of Waivers/Reimbursements)	$512,482

Top 10 Holdings (% of Net Assets)

Table Summary
Taiwan Semiconductor Manufacturing Co. Ltd.	16.2%
Samsung Electronics Co. Ltd.	10.6%
SK Hynix, Inc.	9.5%
Tencent Holdings Ltd.	3.2%
ASE Technology Holding Co. Ltd.	2.6%
MediaTek, Inc.	2.5%
Lenovo Group Ltd.	2.5%
Alibaba Group Holding Ltd.	2.0%
Grupo Financiero Banorte SAB de CV, Class O	1.9%
Capitec Bank Holdings Ltd.	1.8%

Sector Allocation (% of Net Assets)

Table Summary
Information Technology	54.0%
Financials	13.3%
Industrials	11.1%
Consumer Discretionary	9.7%
Communication Services	3.9%
Other (includes short-term investments)	8.0%

Additional Information

If you wish to view additional information about the Portfolio including, but not limited to, the prospectus, financial information and proxy voting information please visit: https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds#documents.

Lazard Developing Markets Equity Portfolio

LDMOX: Open Shares

Semi-Annual Shareholder Report - June 30, 2026

This semi-annual shareholder report contains important information about the Lazard Developing Markets Equity Portfolio for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Portfolio at https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds#tsr. You can also request this information by contacting us at Contact.US@Lazard.com or (800) 823-6300.

What were the Portfolio costs for the last six months?

(based on a $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference1
Open Shares	$78	1.35%
Footnote	Description
Footnote[1]	Annualized

Portfolio Performance

Table Summary
	Open Shares	MSCI Emerging Markets Index
6/16	$10,000	$10,000
7/16	$10,352	$10,503
8/16	$10,626	$10,764
9/16	$10,968	$10,903
10/16	$10,888	$10,929
11/16	$10,515	$10,426
12/16	$10,418	$10,449
1/17	$11,086	$11,020
2/17	$11,259	$11,358
3/17	$11,806	$11,644
4/17	$12,171	$11,899
5/17	$12,373	$12,251
6/17	$12,404	$12,375
7/17	$13,144	$13,112
8/17	$13,630	$13,405
9/17	$13,762	$13,351
10/17	$14,106	$13,819
11/17	$14,187	$13,847
12/17	$14,643	$14,344
1/18	$15,495	$15,540
2/18	$14,917	$14,823
3/18	$14,724	$14,547
4/18	$14,390	$14,483
5/18	$14,005	$13,970
6/18	$13,296	$13,389
7/18	$13,630	$13,684
8/18	$12,859	$13,314
9/18	$12,716	$13,243
10/18	$11,675	$12,090
11/18	$12,134	$12,588
12/18	$11,593	$12,254
1/19	$12,798	$13,327
2/19	$13,043	$13,357
3/19	$13,318	$13,469
4/19	$13,604	$13,753
5/19	$12,563	$12,755
6/19	$13,512	$13,551
7/19	$13,236	$13,385
8/19	$12,702	$12,733
9/19	$13,090	$12,976
10/19	$13,743	$13,523
11/19	$13,815	$13,504
12/19	$14,816	$14,512
1/20	$14,040	$13,835
2/20	$13,294	$13,106
3/20	$10,558	$11,087
4/20	$11,783	$12,103
5/20	$12,079	$12,196
6/20	$13,131	$13,092
7/20	$14,203	$14,262
8/20	$14,656	$14,577
9/20	$14,482	$14,343
10/20	$14,820	$14,639
11/20	$16,336	$15,993
12/20	$17,626	$17,168
1/21	$17,985	$17,695
2/21	$18,528	$17,830
3/21	$18,046	$17,561
4/21	$18,149	$17,998
5/21	$18,282	$18,415
6/21	$18,077	$18,447
7/21	$16,776	$17,206
8/21	$16,919	$17,656
9/21	$15,965	$16,954
10/21	$16,273	$17,122
11/21	$15,492	$16,424
12/21	$15,799	$16,732
1/22	$15,613	$16,415
2/22	$14,767	$15,925
3/22	$14,385	$15,565
4/22	$13,436	$14,699
5/22	$13,807	$14,764
6/22	$12,817	$13,783
7/22	$12,755	$13,749
8/22	$12,559	$13,806
9/22	$11,031	$12,188
10/22	$10,608	$11,809
11/22	$12,404	$13,561
12/22	$12,196	$13,370
1/23	$13,420	$14,426
2/23	$12,528	$13,491
3/23	$13,016	$13,899
4/23	$12,704	$13,742
5/23	$12,372	$13,511
6/23	$12,995	$14,024
7/23	$13,825	$14,897
8/23	$12,839	$13,979
9/23	$12,434	$13,614
10/23	$11,812	$13,085
11/23	$12,746	$14,132
12/23	$13,335	$14,684
1/24	$12,625	$14,003
2/24	$13,303	$14,669
3/24	$13,896	$15,032
4/24	$13,525	$15,099
5/24	$13,663	$15,185
6/24	$14,055	$15,784
7/24	$13,981	$15,831
8/24	$14,351	$16,086
9/24	$15,146	$17,160
10/24	$14,659	$16,397
11/24	$14,341	$15,808
12/24	$14,201	$15,786
1/25	$14,425	$16,068
2/25	$14,574	$16,146
3/25	$14,286	$16,249
4/25	$14,446	$16,462
5/25	$15,107	$17,164
6/25	$15,937	$18,196
7/25	$16,183	$18,551
8/25	$16,981	$18,789
9/25	$18,174	$20,133
10/25	$18,942	$20,974
11/25	$18,398	$20,473
12/25	$18,930	$21,085
1/26	$20,597	$22,952
2/26	$21,554	$24,213
3/26	$19,156	$21,050
4/26	$22,146	$24,147
5/26	$24,996	$26,486
6/26	$24,953	$26,113

Average Annual Total Returns (%)

Table Summary
Fund	1 Year	5 Years	10 Years
Open Shares	56.57%	6.66%	9.58%
MSCI Emerging Markets Index	43.51%	7.20%	10.07%

The performance quoted represents past performance. Past performance does not guarantee future results. The performance results do not include adjustments made for financial reporting purposes in accordance with US GAAP, and may differ from financial highlights. The performance graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

The current performance may be lower or higher than the performance data quoted. Updated performance information is available at https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds.

Key Portfolio Statistics

Table Summary
Total Net Assets	$129,451,376
# of Portfolio Holdings	64
Portfolio Turnover Rate	21%
Total Advisory Fees Paid (Net of Waivers/Reimbursements)	$512,482

Top 10 Holdings (% of Net Assets)

Table Summary
Taiwan Semiconductor Manufacturing Co. Ltd.	16.2%
Samsung Electronics Co. Ltd.	10.6%
SK Hynix, Inc.	9.5%
Tencent Holdings Ltd.	3.2%
ASE Technology Holding Co. Ltd.	2.6%
MediaTek, Inc.	2.5%
Lenovo Group Ltd.	2.5%
Alibaba Group Holding Ltd.	2.0%
Grupo Financiero Banorte SAB de CV, Class O	1.9%
Capitec Bank Holdings Ltd.	1.8%

Sector Allocation (% of Net Assets)

Table Summary
Information Technology	54.0%
Financials	13.3%
Industrials	11.1%
Consumer Discretionary	9.7%
Communication Services	3.9%
Other (includes short-term investments)	8.0%

Additional Information

If you wish to view additional information about the Portfolio including, but not limited to, the prospectus, financial information and proxy voting information please visit: https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds#documents.

Lazard Emerging Markets Equity Advantage Portfolio

LEAIX: Institutional Shares

Semi-Annual Shareholder Report - June 30, 2026

This semi-annual shareholder report contains important information about the Lazard Emerging Markets Equity Advantage Portfolio for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Portfolio at https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds#tsr. You can also request this information by contacting us at Contact.US@Lazard.com or (800) 823-6300.

What were the Portfolio costs for the last six months?

(based on a $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference1
Institutional Shares	$47	0.83%
Footnote	Description
Footnote[1]	Annualized

Portfolio Performance

Table Summary
	Institutional Shares	MSCI Emerging Markets Index
6/16	$10,000	$10,000
7/16	$10,405	$10,503
8/16	$10,682	$10,764
9/16	$10,855	$10,903
10/16	$10,844	$10,929
11/16	$10,299	$10,426
12/16	$10,246	$10,449
1/17	$10,917	$11,020
2/17	$11,199	$11,358
3/17	$11,552	$11,644
4/17	$11,858	$11,899
5/17	$12,258	$12,251
6/17	$12,528	$12,375
7/17	$13,305	$13,112
8/17	$13,681	$13,405
9/17	$13,716	$13,351
10/17	$14,069	$13,819
11/17	$14,163	$13,847
12/17	$14,602	$14,344
1/18	$15,804	$15,540
2/18	$15,031	$14,823
3/18	$14,948	$14,547
4/18	$14,638	$14,483
5/18	$14,329	$13,970
6/18	$13,674	$13,389
7/18	$13,888	$13,684
8/18	$13,591	$13,314
9/18	$13,543	$13,243
10/18	$12,294	$12,090
11/18	$12,746	$12,588
12/18	$12,233	$12,254
1/19	$13,477	$13,327
2/19	$13,404	$13,357
3/19	$13,599	$13,469
4/19	$13,831	$13,753
5/19	$12,855	$12,755
6/19	$13,684	$13,551
7/19	$13,440	$13,385
8/19	$12,965	$12,733
9/19	$13,233	$12,976
10/19	$13,733	$13,523
11/19	$13,709	$13,504
12/19	$14,733	$14,512
1/20	$13,950	$13,835
2/20	$13,415	$13,106
3/20	$11,252	$11,087
4/20	$12,172	$12,103
5/20	$12,507	$12,196
6/20	$13,241	$13,092
7/20	$14,609	$14,262
8/20	$14,928	$14,577
9/20	$14,667	$14,343
10/20	$14,978	$14,639
11/20	$16,097	$15,993
12/20	$17,296	$17,168
1/21	$17,936	$17,695
2/21	$18,187	$17,830
3/21	$18,199	$17,561
4/21	$18,651	$17,998
5/21	$18,827	$18,415
6/21	$19,190	$18,447
7/21	$17,999	$17,206
8/21	$18,131	$17,656
9/21	$17,345	$16,954
10/21	$17,637	$17,122
11/21	$16,851	$16,424
12/21	$17,462	$16,732
1/22	$17,272	$16,415
2/22	$16,540	$15,925
3/22	$16,133	$15,565
4/22	$15,170	$14,699
5/22	$15,482	$14,764
6/22	$14,398	$13,783
7/22	$14,343	$13,749
8/22	$14,169	$13,806
9/22	$12,604	$12,188
10/22	$12,263	$11,809
11/22	$14,237	$13,561
12/22	$13,793	$13,370
1/23	$15,069	$14,426
2/23	$14,172	$13,491
3/23	$14,705	$13,899
4/23	$14,550	$13,742
5/23	$14,312	$13,511
6/23	$14,887	$14,024
7/23	$15,714	$14,897
8/23	$14,855	$13,979
9/23	$14,561	$13,614
10/23	$14,056	$13,085
11/23	$15,010	$14,132
12/23	$15,537	$14,684
1/24	$15,165	$14,003
2/24	$16,109	$14,669
3/24	$16,409	$15,032
4/24	$16,423	$15,099
5/24	$16,781	$15,185
6/24	$17,281	$15,784
7/24	$17,267	$15,831
8/24	$17,434	$16,086
9/24	$18,408	$17,160
10/24	$17,735	$16,397
11/24	$17,306	$15,808
12/24	$17,310	$15,786
1/25	$17,644	$16,068
2/25	$17,600	$16,146
3/25	$17,832	$16,249
4/25	$17,992	$16,462
5/25	$18,805	$17,164
6/25	$20,110	$18,196
7/25	$20,328	$18,551
8/25	$20,764	$18,789
9/25	$22,143	$20,133
10/25	$22,941	$20,974
11/25	$22,578	$20,473
12/25	$23,147	$21,085
1/26	$25,380	$22,952
2/26	$27,052	$24,213
3/26	$24,034	$21,050
4/26	$27,362	$24,147
5/26	$29,758	$26,486
6/26	$29,418	$26,113

Average Annual Total Returns (%)

Table Summary
Fund	1 Year	5 Years	10 Years
Institutional Shares	46.28%	8.92%	11.39%
MSCI Emerging Markets Index	43.51%	7.20%	10.07%

The performance quoted represents past performance. Past performance does not guarantee future results. The performance results do not include adjustments made for financial reporting purposes in accordance with US GAAP, and may differ from financial highlights. The performance graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

The current performance may be lower or higher than the performance data quoted. Updated performance information is available at https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds.

Key Portfolio Statistics

Table Summary
Total Net Assets	$913,551,498
# of Portfolio Holdings	228
Portfolio Turnover Rate	48%
Total Advisory Fees Paid (Net of Waivers/Reimbursements)	$3,012,981

Top 10 Holdings (% of Net Assets)

Table Summary
Taiwan Semiconductor Manufacturing Co. Ltd.	15.2%
Samsung Electronics Co. Ltd. GDR	9.8%
SK Hynix, Inc.	5.5%
SK Square Co. Ltd.	2.9%
Tencent Holdings Ltd.	2.5%
MediaTek, Inc.	2.1%
Delta Electronics, Inc.	2.0%
Alibaba Group Holding Ltd.	1.5%
Petroleo Brasileiro SA - Petrobras	1.1%
Accton Technology Corp.	0.9%

Sector Allocation (% of Net Assets)

Table Summary
Information Technology	42.7%
Financials	17.6%
Industrials	9.0%
Consumer Discretionary	7.0%
Communication Services	5.9%
Materials	5.3%
Energy	3.0%
Health Care	2.7%
Other (includes short-term investments)	6.8%

Additional Information

If you wish to view additional information about the Portfolio including, but not limited to, the prospectus, financial information and proxy voting information please visit: https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds#documents.

Lazard Emerging Markets Equity Advantage Portfolio

LEAOX: Open Shares

Semi-Annual Shareholder Report - June 30, 2026

This semi-annual shareholder report contains important information about the Lazard Emerging Markets Equity Advantage Portfolio for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Portfolio at https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds#tsr. You can also request this information by contacting us at Contact.US@Lazard.com or (800) 823-6300.

What were the Portfolio costs for the last six months?

(based on a $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference1
Open Shares	$65	1.16%
Footnote	Description
Footnote[1]	Annualized

Portfolio Performance

Table Summary
	Open Shares	MSCI Emerging Markets Index
6/16	$10,000	$10,000
7/16	$10,394	$10,503
8/16	$10,671	$10,764
9/16	$10,845	$10,903
10/16	$10,833	$10,929
11/16	$10,288	$10,426
12/16	$10,228	$10,449
1/17	$10,897	$11,020
2/17	$11,179	$11,358
3/17	$11,519	$11,644
4/17	$11,824	$11,899
5/17	$12,224	$12,251
6/17	$12,482	$12,375
7/17	$13,257	$13,112
8/17	$13,633	$13,405
9/17	$13,668	$13,351
10/17	$14,009	$13,819
11/17	$14,102	$13,847
12/17	$14,532	$14,344
1/18	$15,729	$15,540
2/18	$14,947	$14,823
3/18	$14,864	$14,547
4/18	$14,556	$14,483
5/18	$14,248	$13,970
6/18	$13,597	$13,389
7/18	$13,810	$13,684
8/18	$13,502	$13,314
9/18	$13,455	$13,243
10/18	$12,211	$12,090
11/18	$12,661	$12,588
12/18	$12,149	$12,254
1/19	$13,372	$13,327
2/19	$13,299	$13,357
3/19	$13,493	$13,469
4/19	$13,711	$13,753
5/19	$12,742	$12,755
6/19	$13,565	$13,551
7/19	$13,323	$13,385
8/19	$12,839	$12,733
9/19	$13,105	$12,976
10/19	$13,589	$13,523
11/19	$13,577	$13,504
12/19	$14,576	$14,512
1/20	$13,801	$13,835
2/20	$13,272	$13,106
3/20	$11,119	$11,087
4/20	$12,042	$12,103
5/20	$12,362	$12,196
6/20	$13,087	$13,092
7/20	$14,440	$14,262
8/20	$14,744	$14,577
9/20	$14,485	$14,343
10/20	$14,793	$14,639
11/20	$15,888	$15,993
12/20	$17,068	$17,168
1/21	$17,700	$17,695
2/21	$17,935	$17,830
3/21	$17,947	$17,561
4/21	$18,393	$17,998
5/21	$18,554	$18,415
6/21	$18,913	$18,447
7/21	$17,737	$17,206
8/21	$17,867	$17,656
9/21	$17,080	$16,954
10/21	$17,367	$17,122
11/21	$16,592	$16,424
12/21	$17,176	$16,732
1/22	$16,989	$16,415
2/22	$16,256	$15,925
3/22	$15,869	$15,565
4/22	$14,909	$14,699
5/22	$15,216	$14,764
6/22	$14,136	$13,783
7/22	$14,082	$13,749
8/22	$13,910	$13,806
9/22	$12,384	$12,188
10/22	$12,036	$11,809
11/22	$13,977	$13,561
12/22	$13,533	$13,370
1/23	$14,785	$14,426
2/23	$13,905	$13,491
3/23	$14,414	$13,899
4/23	$14,276	$13,742
5/23	$14,029	$13,511
6/23	$14,593	$14,024
7/23	$15,404	$14,897
8/23	$14,548	$13,979
9/23	$14,259	$13,614
10/23	$13,763	$13,085
11/23	$14,699	$14,132
12/23	$15,207	$14,684
1/24	$14,829	$14,003
2/24	$15,752	$14,669
3/24	$16,046	$15,032
4/24	$16,046	$15,099
5/24	$16,396	$15,185
6/24	$16,885	$15,784
7/24	$16,857	$15,831
8/24	$17,022	$16,086
9/24	$17,974	$17,160
10/24	$17,316	$16,397
11/24	$16,896	$15,808
12/24	$16,900	$15,786
1/25	$17,212	$16,068
2/25	$17,155	$16,146
3/25	$17,382	$16,249
4/25	$17,523	$16,462
5/25	$18,316	$17,164
6/25	$19,591	$18,196
7/25	$19,790	$18,551
8/25	$20,230	$18,789
9/25	$21,562	$20,133
10/25	$22,327	$20,974
11/25	$21,972	$20,473
12/25	$22,519	$21,085
1/26	$24,693	$22,952
2/26	$26,306	$24,213
3/26	$23,354	$21,050
4/26	$26,594	$24,147
5/26	$28,912	$26,486
6/26	$28,567	$26,113

Average Annual Total Returns (%)

Table Summary
Fund	1 Year	5 Years	10 Years
Open Shares	45.81%	8.60%	11.07%
MSCI Emerging Markets Index	43.51%	7.20%	10.07%

The performance quoted represents past performance. Past performance does not guarantee future results. The performance results do not include adjustments made for financial reporting purposes in accordance with US GAAP, and may differ from financial highlights. The performance graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

The current performance may be lower or higher than the performance data quoted. Updated performance information is available at https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds.

Key Portfolio Statistics

Table Summary
Total Net Assets	$913,551,498
# of Portfolio Holdings	228
Portfolio Turnover Rate	48%
Total Advisory Fees Paid (Net of Waivers/Reimbursements)	$3,012,981

Top 10 Holdings (% of Net Assets)

Table Summary
Taiwan Semiconductor Manufacturing Co. Ltd.	15.2%
Samsung Electronics Co. Ltd. GDR	9.8%
SK Hynix, Inc.	5.5%
SK Square Co. Ltd.	2.9%
Tencent Holdings Ltd.	2.5%
MediaTek, Inc.	2.1%
Delta Electronics, Inc.	2.0%
Alibaba Group Holding Ltd.	1.5%
Petroleo Brasileiro SA - Petrobras	1.1%
Accton Technology Corp.	0.9%

Sector Allocation (% of Net Assets)

Table Summary
Information Technology	42.7%
Financials	17.6%
Industrials	9.0%
Consumer Discretionary	7.0%
Communication Services	5.9%
Materials	5.3%
Energy	3.0%
Health Care	2.7%
Other (includes short-term investments)	6.8%

Additional Information

If you wish to view additional information about the Portfolio including, but not limited to, the prospectus, financial information and proxy voting information please visit: https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds#documents.

Lazard Emerging Markets Equity Advantage Portfolio

READX: R6 Shares

Semi-Annual Shareholder Report - June 30, 2026

This semi-annual shareholder report contains important information about the Lazard Emerging Markets Equity Advantage Portfolio for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Portfolio at https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds#tsr. You can also request this information by contacting us at Contact.US@Lazard.com or (800) 823-6300.

What were the Portfolio costs for the last six months?

(based on a $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference1
R6 Shares	$46	0.82%
Footnote	Description
Footnote[1]	Annualized

Portfolio Performance

Table Summary
	R6 Shares	MSCI Emerging Markets Index
2/23	$1,000,000	$1,000,000
2/23	$984,421	$981,795
3/23	$1,021,422	$1,011,531
4/23	$1,011,685	$1,000,068
5/23	$995,131	$983,270
6/23	$1,034,080	$1,020,605
7/23	$1,092,502	$1,084,139
8/23	$1,032,863	$1,017,356
9/23	$1,012,401	$990,750
10/23	$977,323	$952,254
11/23	$1,043,582	$1,028,463
12/23	$1,079,789	$1,068,670
1/24	$1,053,962	$1,019,048
2/24	$1,120,517	$1,067,526
3/24	$1,141,378	$1,093,979
4/24	$1,141,378	$1,098,874
5/24	$1,166,212	$1,105,081
6/24	$1,201,973	$1,148,669
7/24	$1,199,987	$1,152,088
8/24	$1,212,639	$1,170,689
9/24	$1,280,284	$1,248,861
10/24	$1,233,530	$1,193,320
11/24	$1,203,686	$1,150,444
12/24	$1,204,501	$1,148,864
1/25	$1,226,695	$1,169,395
2/25	$1,223,669	$1,175,060
3/25	$1,239,809	$1,182,499
4/25	$1,250,906	$1,198,038
5/25	$1,307,399	$1,249,149
6/25	$1,399,199	$1,324,257
7/25	$1,413,322	$1,350,065
8/25	$1,444,665	$1,367,382
9/25	$1,540,505	$1,465,197
10/25	$1,594,982	$1,526,429
11/25	$1,570,770	$1,489,925
12/25	$1,609,608	$1,534,493
1/26	$1,765,941	$1,670,338
2/26	$1,881,133	$1,762,129
3/26	$1,671,319	$1,531,960
4/26	$1,902,732	$1,757,324
5/26	$2,069,350	$1,927,546
6/26	$2,044,665	$1,900,403

Average Annual Total Returns (%)

Table Summary
Fund	1 Year	Since Inception 2/22/23
R6 Shares	46.13%	23.77%
MSCI Emerging Markets Index	43.51%	21.10%

The performance quoted represents past performance. Past performance does not guarantee future results. The performance results do not include adjustments made for financial reporting purposes in accordance with US GAAP, and may differ from financial highlights. The performance graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

The current performance may be lower or higher than the performance data quoted. Updated performance information is available at https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds.

Key Portfolio Statistics

Table Summary
Total Net Assets	$913,551,498
# of Portfolio Holdings	228
Portfolio Turnover Rate	48%
Total Advisory Fees Paid (Net of Waivers/Reimbursements)	$3,012,981

Top 10 Holdings (% of Net Assets)

Table Summary
Taiwan Semiconductor Manufacturing Co. Ltd.	15.2%
Samsung Electronics Co. Ltd. GDR	9.8%
SK Hynix, Inc.	5.5%
SK Square Co. Ltd.	2.9%
Tencent Holdings Ltd.	2.5%
MediaTek, Inc.	2.1%
Delta Electronics, Inc.	2.0%
Alibaba Group Holding Ltd.	1.5%
Petroleo Brasileiro SA - Petrobras	1.1%
Accton Technology Corp.	0.9%

Sector Allocation (% of Net Assets)

Table Summary
Information Technology	42.7%
Financials	17.6%
Industrials	9.0%
Consumer Discretionary	7.0%
Communication Services	5.9%
Materials	5.3%
Energy	3.0%
Health Care	2.7%
Other (includes short-term investments)	6.8%

Additional Information

If you wish to view additional information about the Portfolio including, but not limited to, the prospectus, financial information and proxy voting information please visit: https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds#documents.

Lazard Emerging Markets Equity Portfolio

LZEMX: Institutional Shares

Semi-Annual Shareholder Report - June 30, 2026

This semi-annual shareholder report contains important information about the Lazard Emerging Markets Equity Portfolio for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Portfolio at https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds#tsr. You can also request this information by contacting us at Contact.US@Lazard.com or (800) 823-6300.

What were the Portfolio costs for the last six months?

(based on a $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference1
Institutional Shares	$57	1.04%
Footnote	Description
Footnote[1]	Annualized

Portfolio Performance

Table Summary
	Institutional Shares	MSCI Emerging Markets Index
6/16	$10,000	$10,000
7/16	$10,470	$10,503
8/16	$10,622	$10,764
9/16	$10,885	$10,903
10/16	$10,950	$10,929
11/16	$10,339	$10,426
12/16	$10,580	$10,449
1/17	$11,103	$11,020
2/17	$11,408	$11,358
3/17	$11,680	$11,644
4/17	$11,892	$11,899
5/17	$11,991	$12,251
6/17	$11,932	$12,375
7/17	$12,581	$13,112
8/17	$12,845	$13,405
9/17	$12,745	$13,351
10/17	$13,044	$13,819
11/17	$13,011	$13,847
12/17	$13,544	$14,344
1/18	$14,653	$15,540
2/18	$14,004	$14,823
3/18	$13,821	$14,547
4/18	$13,408	$14,483
5/18	$12,509	$13,970
6/18	$11,940	$13,389
7/18	$12,299	$13,684
8/18	$11,644	$13,314
9/18	$11,746	$13,243
10/18	$11,135	$12,090
11/18	$11,501	$12,588
12/18	$11,094	$12,254
1/19	$12,378	$13,327
2/19	$11,999	$13,357
3/19	$11,929	$13,469
4/19	$12,199	$13,753
5/19	$11,653	$12,755
6/19	$12,247	$13,551
7/19	$11,992	$13,385
8/19	$11,363	$12,733
9/19	$11,782	$12,976
10/19	$12,221	$13,523
11/19	$12,214	$13,504
12/19	$13,095	$14,512
1/20	$12,287	$13,835
2/20	$11,451	$13,106
3/20	$9,155	$11,087
4/20	$9,807	$12,103
5/20	$9,999	$12,196
6/20	$10,296	$13,092
7/20	$10,842	$14,262
8/20	$10,731	$14,577
9/20	$10,559	$14,343
10/20	$10,552	$14,639
11/20	$12,054	$15,993
12/20	$13,090	$17,168
1/21	$13,133	$17,695
2/21	$13,387	$17,830
3/21	$13,743	$17,561
4/21	$13,895	$17,998
5/21	$14,592	$18,415
6/21	$14,505	$18,447
7/21	$13,895	$17,206
8/21	$14,261	$17,656
9/21	$13,840	$16,954
10/21	$13,869	$17,122
11/21	$13,263	$16,424
12/21	$13,794	$16,732
1/22	$14,076	$16,415
2/22	$13,459	$15,925
3/22	$13,239	$15,565
4/22	$12,561	$14,699
5/22	$12,972	$14,764
6/22	$11,716	$13,783
7/22	$11,838	$13,749
8/22	$11,678	$13,806
9/22	$10,452	$12,188
10/22	$10,574	$11,809
11/22	$12,066	$13,561
12/22	$11,744	$13,370
1/23	$12,792	$14,426
2/23	$12,340	$13,491
3/23	$12,671	$13,899
4/23	$12,784	$13,742
5/23	$12,510	$13,511
6/23	$13,299	$14,024
7/23	$13,856	$14,897
8/23	$13,251	$13,979
9/23	$13,130	$13,614
10/23	$12,872	$13,085
11/23	$13,783	$14,132
12/23	$14,373	$14,684
1/24	$13,879	$14,003
2/24	$14,490	$14,669
3/24	$14,724	$15,032
4/24	$14,817	$15,099
5/24	$15,177	$15,185
6/24	$15,562	$15,784
7/24	$15,696	$15,831
8/24	$16,106	$16,086
9/24	$17,035	$17,160
10/24	$16,030	$16,397
11/24	$15,654	$15,808
12/24	$15,465	$15,786
1/25	$16,146	$16,068
2/25	$16,155	$16,146
3/25	$16,422	$16,249
4/25	$16,845	$16,462
5/25	$17,536	$17,164
6/25	$18,614	$18,196
7/25	$18,718	$18,551
8/25	$19,175	$18,789
9/25	$19,857	$20,133
10/25	$20,979	$20,974
11/25	$21,229	$20,473
12/25	$21,856	$21,085
1/26	$23,927	$22,952
2/26	$25,345	$24,213
3/26	$23,301	$21,050
4/26	$25,512	$24,147
5/26	$27,195	$26,486
6/26	$26,763	$26,113

Average Annual Total Returns (%)

Table Summary
Fund	1 Year	5 Years	10 Years
Institutional Shares	43.78%	13.03%	10.35%
MSCI Emerging Markets Index	43.51%	7.20%	10.07%

The performance quoted represents past performance. Past performance does not guarantee future results. The performance results do not include adjustments made for financial reporting purposes in accordance with US GAAP, and may differ from financial highlights. The performance graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

The current performance may be lower or higher than the performance data quoted. Updated performance information is available at https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds.

Key Portfolio Statistics

Table Summary
Total Net Assets	$9,246,865,552
# of Portfolio Holdings	88
Portfolio Turnover Rate	18%
Total Advisory Fees Paid (Net of Waivers/Reimbursements)	$41,104,350

Top 10 Holdings (% of Net Assets)

Table Summary
Taiwan Semiconductor Manufacturing Co. Ltd.	5.8%
SK Hynix, Inc.	5.6%
Lenovo Group Ltd.	3.4%
MediaTek, Inc.	2.6%
NetEase, Inc.	2.1%
Wiwynn Corp.	1.9%
Tencent Holdings Ltd.	1.9%
ASE Technology Holding Co. Ltd.	1.9%
China Construction Bank Corp., Class H	1.9%
OTP Bank Nyrt	1.8%

Sector Allocation (% of Net Assets)

Table Summary
Information Technology	27.5%
Financials	23.2%
Communication Services	9.4%
Consumer Discretionary	8.8%
Energy	6.7%
Consumer Staples	5.6%
Industrials	5.5%
Materials	4.2%
Health Care	2.8%
Other (includes short-term investments)	6.3%

Additional Information

If you wish to view additional information about the Portfolio including, but not limited to, the prospectus, financial information and proxy voting information please visit: https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds#documents.

Lazard Emerging Markets Equity Portfolio

LZOEX: Open Shares

Semi-Annual Shareholder Report - June 30, 2026

This semi-annual shareholder report contains important information about the Lazard Emerging Markets Equity Portfolio for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Portfolio at https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds#tsr. You can also request this information by contacting us at Contact.US@Lazard.com or (800) 823-6300.

What were the Portfolio costs for the last six months?

(based on a $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference1
Open Shares	$71	1.29%
Footnote	Description
Footnote[1]	Annualized

Portfolio Performance

Table Summary
	Open Shares	MSCI Emerging Markets Index
6/16	$10,000	$10,000
7/16	$10,471	$10,503
8/16	$10,612	$10,764
9/16	$10,874	$10,903
10/16	$10,938	$10,929
11/16	$10,324	$10,426
12/16	$10,564	$10,449
1/17	$11,079	$11,020
2/17	$11,388	$11,358
3/17	$11,659	$11,644
4/17	$11,865	$11,899
5/17	$11,961	$12,251
6/17	$11,897	$12,375
7/17	$12,547	$13,112
8/17	$12,803	$13,405
9/17	$12,706	$13,351
10/17	$13,003	$13,819
11/17	$12,965	$13,847
12/17	$13,494	$14,344
1/18	$14,595	$15,540
2/18	$13,946	$14,823
3/18	$13,756	$14,547
4/18	$13,343	$14,483
5/18	$12,446	$13,970
6/18	$11,876	$13,389
7/18	$12,230	$13,684
8/18	$11,576	$13,314
9/18	$11,674	$13,243
10/18	$11,063	$12,090
11/18	$11,425	$12,588
12/18	$11,023	$12,254
1/19	$12,296	$13,327
2/19	$11,916	$13,357
3/19	$11,843	$13,469
4/19	$12,109	$13,753
5/19	$11,569	$12,755
6/19	$12,156	$13,551
7/19	$11,896	$13,385
8/19	$11,270	$12,733
9/19	$11,680	$12,976
10/19	$12,117	$13,523
11/19	$12,111	$13,504
12/19	$12,977	$14,512
1/20	$12,179	$13,835
2/20	$11,347	$13,106
3/20	$9,063	$11,087
4/20	$9,710	$12,103
5/20	$9,894	$12,196
6/20	$10,188	$13,092
7/20	$10,726	$14,262
8/20	$10,613	$14,577
9/20	$10,440	$14,343
10/20	$10,440	$14,639
11/20	$11,920	$15,993
12/20	$12,939	$17,168
1/21	$12,974	$17,695
2/21	$13,225	$17,830
3/21	$13,580	$17,561
4/21	$13,719	$17,998
5/21	$14,408	$18,415
6/21	$14,318	$18,447
7/21	$13,712	$17,206
8/21	$14,070	$17,656
9/21	$13,659	$16,954
10/21	$13,680	$17,122
11/21	$13,078	$16,424
12/21	$13,604	$16,732
1/22	$13,873	$16,415
2/22	$13,262	$15,925
3/22	$13,044	$15,565
4/22	$12,374	$14,699
5/22	$12,782	$14,764
6/22	$11,538	$13,783
7/22	$11,661	$13,749
8/22	$11,501	$13,806
9/22	$10,286	$12,188
10/22	$10,410	$11,809
11/22	$11,872	$13,561
12/22	$11,550	$13,370
1/23	$12,578	$14,426
2/23	$12,126	$13,491
3/23	$12,455	$13,899
4/23	$12,563	$13,742
5/23	$12,287	$13,511
6/23	$13,069	$14,024
7/23	$13,606	$14,897
8/23	$13,015	$13,979
9/23	$12,893	$13,614
10/23	$12,632	$13,085
11/23	$13,529	$14,132
12/23	$14,094	$14,684
1/24	$13,610	$14,003
2/24	$14,213	$14,669
3/24	$14,436	$15,032
4/24	$14,523	$15,099
5/24	$14,872	$15,185
6/24	$15,245	$15,784
7/24	$15,372	$15,831
8/24	$15,777	$16,086
9/24	$16,682	$17,160
10/24	$15,690	$16,397
11/24	$15,325	$15,808
12/24	$15,131	$15,786
1/25	$15,799	$16,068
2/25	$15,799	$16,146
3/25	$16,060	$16,249
4/25	$16,468	$16,462
5/25	$17,136	$17,164
6/25	$18,188	$18,196
7/25	$18,294	$18,551
8/25	$18,726	$18,789
9/25	$19,394	$20,133
10/25	$20,487	$20,974
11/25	$20,731	$20,473
12/25	$21,338	$21,085
1/26	$23,346	$22,952
2/26	$24,723	$24,213
3/26	$22,732	$21,050
4/26	$24,880	$24,147
5/26	$26,523	$26,486
6/26	$26,083	$26,113

Average Annual Total Returns (%)

Table Summary
Fund	1 Year	5 Years	10 Years
Open Shares	43.41%	12.75%	10.06%
MSCI Emerging Markets Index	43.51%	7.20%	10.07%

The performance quoted represents past performance. Past performance does not guarantee future results. The performance results do not include adjustments made for financial reporting purposes in accordance with US GAAP, and may differ from financial highlights. The performance graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

The current performance may be lower or higher than the performance data quoted. Updated performance information is available at https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds.

Key Portfolio Statistics

Table Summary
Total Net Assets	$9,246,865,552
# of Portfolio Holdings	88
Portfolio Turnover Rate	18%
Total Advisory Fees Paid (Net of Waivers/Reimbursements)	$41,104,350

Top 10 Holdings (% of Net Assets)

Table Summary
Taiwan Semiconductor Manufacturing Co. Ltd.	5.8%
SK Hynix, Inc.	5.6%
Lenovo Group Ltd.	3.4%
MediaTek, Inc.	2.6%
NetEase, Inc.	2.1%
Wiwynn Corp.	1.9%
Tencent Holdings Ltd.	1.9%
ASE Technology Holding Co. Ltd.	1.9%
China Construction Bank Corp., Class H	1.9%
OTP Bank Nyrt	1.8%

Sector Allocation (% of Net Assets)

Table Summary
Information Technology	27.5%
Financials	23.2%
Communication Services	9.4%
Consumer Discretionary	8.8%
Energy	6.7%
Consumer Staples	5.6%
Industrials	5.5%
Materials	4.2%
Health Care	2.8%
Other (includes short-term investments)	6.3%

Additional Information

If you wish to view additional information about the Portfolio including, but not limited to, the prospectus, financial information and proxy voting information please visit: https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds#documents.

Lazard Emerging Markets Equity Portfolio

RLEMX: R6 Shares

Semi-Annual Shareholder Report - June 30, 2026

This semi-annual shareholder report contains important information about the Lazard Emerging Markets Equity Portfolio for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Portfolio at https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds#tsr. You can also request this information by contacting us at Contact.US@Lazard.com or (800) 823-6300.

What were the Portfolio costs for the last six months?

(based on a $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference1
R6 Shares	$57	1.04%
Footnote	Description
Footnote[1]	Annualized

Portfolio Performance

Table Summary
	R6 Shares	MSCI Emerging Markets Index
6/16	$1,000,000	$1,000,000
7/16	$1,047,028	$1,050,322
8/16	$1,061,524	$1,076,425
9/16	$1,088,456	$1,090,266
10/16	$1,095,025	$1,092,866
11/16	$1,033,278	$1,042,560
12/16	$1,057,955	$1,044,862
1/17	$1,109,660	$1,102,040
2/17	$1,140,152	$1,135,775
3/17	$1,167,993	$1,164,446
4/17	$1,189,205	$1,189,939
5/17	$1,199,148	$1,225,118
6/17	$1,193,182	$1,237,452
7/17	$1,258,145	$1,311,216
8/17	$1,283,790	$1,340,463
9/17	$1,274,463	$1,335,133
10/17	$1,304,442	$1,381,938
11/17	$1,301,111	$1,384,711
12/17	$1,354,365	$1,434,418
1/18	$1,465,312	$1,553,971
2/18	$1,400,367	$1,482,304
3/18	$1,382,101	$1,454,743
4/18	$1,340,835	$1,448,307
5/18	$1,250,859	$1,396,988
6/18	$1,194,033	$1,338,947
7/18	$1,229,888	$1,368,360
8/18	$1,164,378	$1,331,361
9/18	$1,174,562	$1,324,291
10/18	$1,113,457	$1,208,968
11/18	$1,149,441	$1,258,790
12/18	$1,109,374	$1,225,443
1/19	$1,237,857	$1,332,740
2/19	$1,199,174	$1,335,736
3/19	$1,192,957	$1,346,947
4/19	$1,219,897	$1,375,300
5/19	$1,165,326	$1,275,507
6/19	$1,224,732	$1,355,113
7/19	$1,199,174	$1,338,542
8/19	$1,136,355	$1,273,279
9/19	$1,178,184	$1,297,586
10/19	$1,222,104	$1,352,305
11/19	$1,221,407	$1,350,444
12/19	$1,308,832	$1,451,194
1/20	$1,228,757	$1,383,539
2/20	$1,145,140	$1,310,585
3/20	$915,545	$1,108,729
4/20	$980,738	$1,210,255
5/20	$999,163	$1,219,550
6/20	$1,029,633	$1,309,198
7/20	$1,084,198	$1,426,188
8/20	$1,073,156	$1,457,714
9/20	$1,055,905	$1,434,334
10/20	$1,055,187	$1,463,881
11/20	$1,205,414	$1,599,271
12/20	$1,308,954	$1,716,838
1/21	$1,313,307	$1,769,473
2/21	$1,338,703	$1,783,009
3/21	$1,374,982	$1,756,081
4/21	$1,389,494	$1,799,804
5/21	$1,459,150	$1,841,542
6/21	$1,450,443	$1,844,715
7/21	$1,389,494	$1,720,569
8/21	$1,426,067	$1,765,605
9/21	$1,384,689	$1,695,439
10/21	$1,386,905	$1,712,161
11/21	$1,326,316	$1,642,388
12/21	$1,380,140	$1,673,205
1/22	$1,408,306	$1,641,533
2/22	$1,346,645	$1,592,467
3/22	$1,324,569	$1,556,500
4/22	$1,256,818	$1,469,918
5/22	$1,297,926	$1,476,389
6/22	$1,172,320	$1,378,284
7/22	$1,184,500	$1,374,898
8/22	$1,168,514	$1,380,638
9/22	$1,045,953	$1,218,783
10/22	$1,058,133	$1,180,941
11/22	$1,207,337	$1,356,096
12/22	$1,175,108	$1,337,035
1/23	$1,279,884	$1,442,609
2/23	$1,234,750	$1,349,067
3/23	$1,267,795	$1,389,927
4/23	$1,279,078	$1,374,175
5/23	$1,251,675	$1,351,094
6/23	$1,330,660	$1,402,395
7/23	$1,386,273	$1,489,696
8/23	$1,325,825	$1,397,930
9/23	$1,313,735	$1,361,371
10/23	$1,287,944	$1,308,476
11/23	$1,379,019	$1,413,193
12/23	$1,437,997	$1,468,441
1/24	$1,388,613	$1,400,256
2/24	$1,450,552	$1,466,869
3/24	$1,473,152	$1,503,218
4/24	$1,482,359	$1,509,943
5/24	$1,518,351	$1,518,472
6/24	$1,556,853	$1,578,366
7/24	$1,570,246	$1,583,063
8/24	$1,612,097	$1,608,622
9/24	$1,704,169	$1,716,038
10/24	$1,603,726	$1,639,720
11/24	$1,566,898	$1,580,805
12/24	$1,547,146	$1,578,634
1/25	$1,615,314	$1,606,845
2/25	$1,616,177	$1,614,629
3/25	$1,642,926	$1,624,851
4/25	$1,685,207	$1,646,203
5/25	$1,754,238	$1,716,434
6/25	$1,862,098	$1,819,638
7/25	$1,873,316	$1,855,101
8/25	$1,918,185	$1,878,896
9/25	$1,986,353	$2,013,302
10/25	$2,099,391	$2,097,439
11/25	$2,124,414	$2,047,279
12/25	$2,187,136	$2,108,520
1/26	$2,394,134	$2,295,182
2/26	$2,535,069	$2,421,310
3/26	$2,331,594	$2,105,039
4/26	$2,552,686	$2,414,707
5/26	$2,720,927	$2,648,606
6/26	$2,677,766	$2,611,310

Average Annual Total Returns (%)

Table Summary
Fund	1 Year	5 Years	10 Years
R6 Shares	43.80%	13.05%	10.35%
MSCI Emerging Markets Index	43.51%	7.20%	10.07%

The performance quoted represents past performance. Past performance does not guarantee future results. The performance results do not include adjustments made for financial reporting purposes in accordance with US GAAP, and may differ from financial highlights. The performance graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

The current performance may be lower or higher than the performance data quoted. Updated performance information is available at https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds.

Key Portfolio Statistics

Table Summary
Total Net Assets	$9,246,865,552
# of Portfolio Holdings	88
Portfolio Turnover Rate	18%
Total Advisory Fees Paid (Net of Waivers/Reimbursements)	$41,104,350

Top 10 Holdings (% of Net Assets)

Table Summary
Taiwan Semiconductor Manufacturing Co. Ltd.	5.8%
SK Hynix, Inc.	5.6%
Lenovo Group Ltd.	3.4%
MediaTek, Inc.	2.6%
NetEase, Inc.	2.1%
Wiwynn Corp.	1.9%
Tencent Holdings Ltd.	1.9%
ASE Technology Holding Co. Ltd.	1.9%
China Construction Bank Corp., Class H	1.9%
OTP Bank Nyrt	1.8%

Sector Allocation (% of Net Assets)

Table Summary
Information Technology	27.5%
Financials	23.2%
Communication Services	9.4%
Consumer Discretionary	8.8%
Energy	6.7%
Consumer Staples	5.6%
Industrials	5.5%
Materials	4.2%
Health Care	2.8%
Other (includes short-term investments)	6.3%

Additional Information

If you wish to view additional information about the Portfolio including, but not limited to, the prospectus, financial information and proxy voting information please visit: https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds#documents.

Lazard Enhanced Opportunities Portfolio

LEOIX: Institutional Shares

Semi-Annual Shareholder Report - June 30, 2026

This semi-annual shareholder report contains important information about the Lazard Enhanced Opportunities Portfolio for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Portfolio at https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds#tsr. You can also request this information by contacting us at Contact.US@Lazard.com or (800) 823-6300.

What were the Portfolio costs for the last six months?

(based on a $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference1
Institutional Shares	$70	1.37%
Footnote	Description
Footnote[1]	Annualized

Portfolio Performance

Table Summary
	Institutional Shares	Bloomberg US Universal Index	HFRX Global Hedge Fund Index
6/16	$10,000	$10,000	$10,000
7/16	$10,122	$10,082	$10,145
8/16	$10,210	$10,093	$10,161
9/16	$10,233	$10,096	$10,218
10/16	$10,166	$10,029	$10,159
11/16	$10,199	$9,803	$10,248
12/16	$10,266	$9,832	$10,336
1/17	$10,356	$9,867	$10,388
2/17	$10,401	$9,943	$10,504
3/17	$10,457	$9,940	$10,507
4/17	$10,524	$10,022	$10,552
5/17	$10,535	$10,100	$10,578
6/17	$10,636	$10,091	$10,600
7/17	$10,749	$10,141	$10,698
8/17	$10,730	$10,229	$10,730
9/17	$10,742	$10,193	$10,794
10/17	$10,765	$10,205	$10,868
11/17	$10,799	$10,190	$10,875
12/17	$10,835	$10,235	$10,955
1/18	$10,848	$10,136	$11,223
2/18	$10,910	$10,040	$10,951
3/18	$10,923	$10,091	$10,843
4/18	$10,923	$10,023	$10,853
5/18	$10,923	$10,078	$10,882
6/18	$10,923	$10,063	$10,862
7/18	$10,923	$10,084	$10,846
8/18	$10,952	$10,134	$10,895
9/18	$10,977	$10,091	$10,820
10/18	$10,864	$10,006	$10,484
11/18	$10,877	$10,051	$10,419
12/18	$10,680	$10,209	$10,218
1/19	$10,822	$10,349	$10,436
2/19	$10,886	$10,361	$10,502
3/19	$11,079	$10,548	$10,484
4/19	$11,169	$10,562	$10,553
5/19	$11,220	$10,724	$10,481
6/19	$11,310	$10,876	$10,650
7/19	$11,400	$10,908	$10,732
8/19	$11,397	$11,155	$10,773
9/19	$11,410	$11,107	$10,821
10/19	$11,371	$11,143	$10,854
11/19	$11,397	$11,140	$10,966
12/19	$11,475	$11,157	$11,099
1/20	$11,540	$11,357	$11,145
2/20	$11,527	$11,527	$10,985
3/20	$10,657	$11,302	$10,339
4/20	$10,852	$11,529	$10,636
5/20	$10,956	$11,636	$10,790
6/20	$11,163	$11,733	$10,979
7/20	$11,475	$11,939	$11,127
8/20	$11,804	$11,871	$11,299
9/20	$11,830	$11,849	$11,279
10/20	$11,935	$11,807	$11,255
11/20	$12,314	$11,961	$11,572
12/20	$12,608	$12,002	$11,855
1/21	$12,843	$11,927	$11,836
2/21	$13,175	$11,773	$12,015
3/21	$13,037	$11,636	$12,008
4/21	$13,078	$11,734	$12,204
5/21	$13,092	$11,778	$12,251
6/21	$13,134	$11,864	$12,297
7/21	$13,286	$11,983	$12,243
8/21	$13,362	$11,975	$12,326
9/21	$13,474	$11,873	$12,280
10/21	$13,502	$11,864	$12,390
11/21	$13,446	$11,878	$12,230
12/21	$13,496	$11,870	$12,288
1/22	$13,467	$11,610	$12,108
2/22	$13,424	$11,451	$12,064
3/22	$13,366	$11,144	$12,122
4/22	$13,236	$10,728	$12,013
5/22	$12,804	$10,787	$11,882
6/22	$12,458	$10,572	$11,668
7/22	$12,487	$10,838	$11,731
8/22	$12,777	$10,556	$11,842
9/22	$12,347	$10,101	$11,728
10/22	$12,332	$9,990	$11,737
11/22	$12,317	$10,363	$11,754
12/22	$12,498	$10,328	$11,747
1/23	$12,935	$10,648	$11,943
2/23	$13,033	$10,386	$11,887
3/23	$12,790	$10,630	$11,746
4/23	$12,871	$10,695	$11,786
5/23	$13,000	$10,584	$11,732
6/23	$13,130	$10,568	$11,821
7/23	$13,292	$10,578	$11,883
8/23	$13,340	$10,514	$11,922
9/23	$13,389	$10,264	$11,909
10/23	$13,033	$10,109	$11,812
11/23	$13,146	$10,564	$11,946
12/23	$13,376	$10,965	$12,111
1/24	$13,459	$10,939	$12,150
2/24	$13,672	$10,808	$12,262
3/24	$13,820	$10,914	$12,416
4/24	$13,837	$10,659	$12,349
5/24	$14,001	$10,836	$12,423
6/24	$14,100	$10,935	$12,462
7/24	$14,265	$11,183	$12,554
8/24	$14,413	$11,347	$12,607
9/24	$14,599	$11,503	$12,726
10/24	$14,650	$11,242	$12,642
11/24	$14,769	$11,360	$12,748
12/24	$14,822	$11,189	$12,749
1/25	$14,978	$11,256	$12,877
2/25	$15,220	$11,489	$12,913
3/25	$15,498	$11,486	$12,816
4/25	$15,567	$11,527	$12,762
5/25	$15,602	$11,468	$12,911
6/25	$15,602	$11,647	$13,053
7/25	$15,706	$11,630	$13,128
8/25	$15,850	$11,770	$13,275
9/25	$16,007	$11,895	$13,469
10/25	$16,234	$11,973	$13,561
11/25	$16,252	$12,045	$13,580
12/25	$16,426	$12,037	$13,659
1/26	$16,653	$12,055	$13,932
2/26	$16,688	$12,239	$13,993
3/26	$16,723	$12,020	$13,581
4/26	$16,880	$12,056	$13,985
5/26	$17,037	$12,099	$14,225
6/26	$17,194	$12,130	$14,314

Average Annual Total Returns (%)

Table Summary
Fund	1 Year	5 Years	10 Years
Institutional Shares	10.21%	5.54%	5.57%
Bloomberg US Universal Index	4.15%	0.44%	1.95%
HFRX Global Hedge Fund Index	9.66%	3.08%	3.65%

The performance quoted represents past performance. Past performance does not guarantee future results. The performance results do not include adjustments made for financial reporting purposes in accordance with US GAAP, and may differ from financial highlights. The performance graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

The current performance may be lower or higher than the performance data quoted. Updated performance information is available at https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds.

Key Portfolio Statistics

Table Summary
Total Net Assets	$79,991,994
# of Portfolio Holdings	252
Portfolio Turnover Rate	599%
Total Advisory Fees Paid (Net of Waivers/Reimbursements)	$280,830

Top 10 Holdings (% of Net Assets)

Table Summary
Cloudflare, Inc., Zero Coupon, due 06/15/30	2.4%
Ping An Insurance Group Co. of China Ltd., 0.875%, due 07/22/29	2.3%
CoreWeave, Inc., 1.750%, due 12/01/31	2.2%
Guardant Health, Inc., Zero Coupon, due 11/15/27	1.8%
Akamai Technologies, Inc., 0.250%, due 05/15/33	1.6%
Alibaba Group Holding Ltd., 0.500%, due 06/01/31	1.4%
Akamai Technologies, Inc., 1.125%, due 02/15/29	1.4%
Galaxy Digital Holdings LP, 2.500%, due 12/01/29	1.3%
Datadog, Inc., Zero Coupon, due 12/01/29	1.3%
Microchip Technology, Inc., 0.750%, due 06/01/30	1.3%

Sector Allocation (% of Net Assets)

Table Summary
U.S. Treasury Securities	48.5%
Information Technology	17.8%
Financials	8.8%
Consumer Staples	7.9%
Communication Services	5.8%
Consumer Discretionary	3.4%
Industrials	3.2%
Energy	2.7%
Other (includes short-term investments)	1.9%

Additional Information

If you wish to view additional information about the Portfolio including, but not limited to, the prospectus, financial information and proxy voting information please visit: https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds#documents.

Lazard Enhanced Opportunities Portfolio

LEOOX: Open Shares

Semi-Annual Shareholder Report - June 30, 2026

This semi-annual shareholder report contains important information about the Lazard Enhanced Opportunities Portfolio for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Portfolio at https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds#tsr. You can also request this information by contacting us at Contact.US@Lazard.com or (800) 823-6300.

What were the Portfolio costs for the last six months?

(based on a $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference1
Open Shares	$84	1.66%
Footnote	Description
Footnote[1]	Annualized

Portfolio Performance

Table Summary
	Open Shares	Bloomberg US Universal Index	HFRX Global Hedge Fund Index
6/16	$10,000	$10,000	$10,000
7/16	$10,111	$10,082	$10,145
8/16	$10,200	$10,093	$10,161
9/16	$10,222	$10,096	$10,218
10/16	$10,155	$10,029	$10,159
11/16	$10,188	$9,803	$10,248
12/16	$10,252	$9,832	$10,336
1/17	$10,342	$9,867	$10,388
2/17	$10,387	$9,943	$10,504
3/17	$10,431	$9,940	$10,507
4/17	$10,488	$10,022	$10,552
5/17	$10,499	$10,100	$10,578
6/17	$10,600	$10,091	$10,600
7/17	$10,712	$10,141	$10,698
8/17	$10,693	$10,229	$10,730
9/17	$10,705	$10,193	$10,794
10/17	$10,728	$10,205	$10,868
11/17	$10,762	$10,190	$10,875
12/17	$10,793	$10,235	$10,955
1/18	$10,793	$10,136	$11,223
2/18	$10,855	$10,040	$10,951
3/18	$10,868	$10,091	$10,843
4/18	$10,855	$10,023	$10,853
5/18	$10,855	$10,078	$10,882
6/18	$10,868	$10,063	$10,862
7/18	$10,868	$10,084	$10,846
8/18	$10,884	$10,134	$10,895
9/18	$10,909	$10,091	$10,820
10/18	$10,797	$10,006	$10,484
11/18	$10,809	$10,051	$10,419
12/18	$10,611	$10,209	$10,218
1/19	$10,739	$10,349	$10,436
2/19	$10,816	$10,361	$10,502
3/19	$10,982	$10,548	$10,484
4/19	$11,084	$10,562	$10,553
5/19	$11,135	$10,724	$10,481
6/19	$11,224	$10,876	$10,650
7/19	$11,301	$10,908	$10,732
8/19	$11,298	$11,155	$10,773
9/19	$11,298	$11,107	$10,821
10/19	$11,272	$11,143	$10,854
11/19	$11,285	$11,140	$10,966
12/19	$11,375	$11,157	$11,099
1/20	$11,440	$11,357	$11,145
2/20	$11,427	$11,527	$10,985
3/20	$10,563	$11,302	$10,339
4/20	$10,756	$11,529	$10,636
5/20	$10,847	$11,636	$10,790
6/20	$11,040	$11,733	$10,979
7/20	$11,324	$11,939	$11,127
8/20	$11,634	$11,871	$11,299
9/20	$11,660	$11,849	$11,279
10/20	$11,764	$11,807	$11,255
11/20	$12,139	$11,961	$11,572
12/20	$12,467	$12,002	$11,855
1/21	$12,699	$11,927	$11,836
2/21	$13,014	$11,773	$12,015
3/21	$12,891	$11,636	$12,008
4/21	$12,932	$11,734	$12,204
5/21	$12,932	$11,778	$12,251
6/21	$12,973	$11,864	$12,297
7/21	$13,110	$11,983	$12,243
8/21	$13,185	$11,975	$12,326
9/21	$13,296	$11,873	$12,280
10/21	$13,324	$11,864	$12,390
11/21	$13,282	$11,878	$12,230
12/21	$13,312	$11,870	$12,288
1/22	$13,284	$11,610	$12,108
2/22	$13,241	$11,451	$12,064
3/22	$13,170	$11,144	$12,122
4/22	$13,057	$10,728	$12,013
5/22	$12,630	$10,787	$11,882
6/22	$12,275	$10,572	$11,668
7/22	$12,318	$10,838	$11,731
8/22	$12,590	$10,556	$11,842
9/22	$12,166	$10,101	$11,728
10/22	$12,151	$9,990	$11,737
11/22	$12,136	$10,363	$11,754
12/22	$12,321	$10,328	$11,747
1/23	$12,734	$10,648	$11,943
2/23	$12,830	$10,386	$11,887
3/23	$12,591	$10,630	$11,746
4/23	$12,671	$10,695	$11,786
5/23	$12,798	$10,584	$11,732
6/23	$12,925	$10,568	$11,821
7/23	$13,068	$10,578	$11,883
8/23	$13,116	$10,514	$11,922
9/23	$13,164	$10,264	$11,909
10/23	$12,814	$10,109	$11,812
11/23	$12,925	$10,564	$11,946
12/23	$13,138	$10,965	$12,111
1/24	$13,235	$10,939	$12,150
2/24	$13,428	$10,808	$12,262
3/24	$13,573	$10,914	$12,416
4/24	$13,590	$10,659	$12,349
5/24	$13,735	$10,836	$12,423
6/24	$13,848	$10,935	$12,462
7/24	$13,993	$11,183	$12,554
8/24	$14,137	$11,347	$12,607
9/24	$14,320	$11,503	$12,726
10/24	$14,370	$11,242	$12,642
11/24	$14,470	$11,360	$12,748
12/24	$14,535	$11,189	$12,749
1/25	$14,671	$11,256	$12,877
2/25	$14,925	$11,489	$12,913
3/25	$15,179	$11,486	$12,816
4/25	$15,314	$11,527	$12,762
5/25	$15,348	$11,468	$12,911
6/25	$15,348	$11,647	$13,053
7/25	$15,450	$11,630	$13,128
8/25	$15,574	$11,770	$13,275
9/25	$15,727	$11,895	$13,469
10/25	$15,949	$11,973	$13,561
11/25	$15,966	$12,045	$13,580
12/25	$16,120	$12,037	$13,659
1/26	$16,359	$12,055	$13,932
2/26	$16,393	$12,239	$13,993
3/26	$16,410	$12,020	$13,581
4/26	$16,563	$12,056	$13,985
5/26	$16,700	$12,099	$14,225
6/26	$16,870	$12,130	$14,314

Average Annual Total Returns (%)

Table Summary
Fund	1 Year	5 Years	10 Years
Open Shares	9.92%	5.39%	5.37%
Bloomberg US Universal Index	4.15%	0.44%	1.95%
HFRX Global Hedge Fund Index	9.66%	3.08%	3.65%

The performance quoted represents past performance. Past performance does not guarantee future results. The performance results do not include adjustments made for financial reporting purposes in accordance with US GAAP, and may differ from financial highlights. The performance graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

The current performance may be lower or higher than the performance data quoted. Updated performance information is available at https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds.

Key Portfolio Statistics

Table Summary
Total Net Assets	$79,991,994
# of Portfolio Holdings	252
Portfolio Turnover Rate	599%
Total Advisory Fees Paid (Net of Waivers/Reimbursements)	$280,830

Top 10 Holdings (% of Net Assets)

Table Summary
Cloudflare, Inc., Zero Coupon, due 06/15/30	2.4%
Ping An Insurance Group Co. of China Ltd., 0.875%, due 07/22/29	2.3%
CoreWeave, Inc., 1.750%, due 12/01/31	2.2%
Guardant Health, Inc., Zero Coupon, due 11/15/27	1.8%
Akamai Technologies, Inc., 0.250%, due 05/15/33	1.6%
Alibaba Group Holding Ltd., 0.500%, due 06/01/31	1.4%
Akamai Technologies, Inc., 1.125%, due 02/15/29	1.4%
Galaxy Digital Holdings LP, 2.500%, due 12/01/29	1.3%
Datadog, Inc., Zero Coupon, due 12/01/29	1.3%
Microchip Technology, Inc., 0.750%, due 06/01/30	1.3%

Sector Allocation (% of Net Assets)

Table Summary
U.S. Treasury Securities	48.5%
Information Technology	17.8%
Financials	8.8%
Consumer Staples	7.9%
Communication Services	5.8%
Consumer Discretionary	3.4%
Industrials	3.2%
Energy	2.7%
Other (includes short-term investments)	1.9%

Additional Information

If you wish to view additional information about the Portfolio including, but not limited to, the prospectus, financial information and proxy voting information please visit: https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds#documents.

Lazard Equity Franchise Portfolio

LZFIX: Institutional Shares

Semi-Annual Shareholder Report - June 30, 2026

This semi-annual shareholder report contains important information about the Lazard Equity Franchise Portfolio for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Portfolio at https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds#tsr. You can also request this information by contacting us at Contact.US@Lazard.com or (800) 823-6300.

What were the Portfolio costs for the last six months?

(based on a $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference1
Institutional Shares	$46	0.97%
Footnote	Description
Footnote[1]	Annualized

Portfolio Performance

Table Summary
	Institutional Shares	MSCI World Index
9/17	$10,000	$10,000
9/17	$10,000	$10,000
10/17	$9,950	$10,189
11/17	$10,390	$10,410
12/17	$10,425	$10,551
1/18	$11,038	$11,108
2/18	$10,475	$10,647
3/18	$10,284	$10,415
4/18	$10,706	$10,535
5/18	$10,626	$10,601
6/18	$10,576	$10,596
7/18	$10,786	$10,927
8/18	$10,880	$11,062
9/18	$11,001	$11,124
10/18	$10,668	$10,307
11/18	$10,940	$10,424
12/18	$9,893	$9,631
1/19	$10,699	$10,381
2/19	$10,945	$10,693
3/19	$10,609	$10,833
4/19	$11,437	$11,218
5/19	$10,497	$10,570
6/19	$11,169	$11,267
7/19	$11,169	$11,323
8/19	$10,650	$11,091
9/19	$11,323	$11,327
10/19	$11,547	$11,615
11/19	$11,794	$11,939
12/19	$12,040	$12,296
1/20	$11,590	$12,222
2/20	$10,323	$11,189
3/20	$8,027	$9,708
4/20	$9,104	$10,768
5/20	$9,495	$11,289
6/20	$9,518	$11,587
7/20	$9,944	$12,141
8/20	$10,148	$12,953
9/20	$9,982	$12,506
10/20	$9,888	$12,122
11/20	$11,676	$13,672
12/20	$12,178	$14,252
1/21	$12,142	$14,110
2/21	$12,381	$14,472
3/21	$13,172	$14,953
4/21	$13,771	$15,649
5/21	$14,561	$15,875
6/21	$14,238	$16,111
7/21	$14,202	$16,400
8/21	$14,334	$16,808
9/21	$14,046	$16,110
10/21	$14,286	$17,023
11/21	$13,902	$16,650
12/21	$14,949	$17,361
1/22	$14,728	$16,443
2/22	$15,019	$16,027
3/22	$15,684	$16,467
4/22	$14,963	$15,099
5/22	$15,310	$15,110
6/22	$13,868	$13,801
7/22	$14,395	$14,897
8/22	$13,925	$14,274
9/22	$12,511	$12,947
10/22	$13,657	$13,877
11/22	$14,689	$14,842
12/22	$14,171	$14,212
1/23	$15,547	$15,217
2/23	$15,219	$14,851
3/23	$15,313	$15,310
4/23	$15,797	$15,579
5/23	$15,140	$15,423
6/23	$16,095	$16,356
7/23	$16,454	$16,905
8/23	$16,063	$16,502
9/23	$15,313	$15,790
10/23	$14,515	$15,332
11/23	$15,844	$16,769
12/23	$16,821	$17,592
1/24	$16,515	$17,803
2/24	$16,838	$18,558
3/24	$17,008	$19,154
4/24	$16,089	$18,443
5/24	$16,379	$19,266
6/24	$16,072	$19,658
7/24	$17,331	$20,005
8/24	$17,824	$20,534
9/24	$18,164	$20,910
10/24	$17,297	$20,495
11/24	$17,433	$21,435
12/24	$16,289	$20,877
1/25	$16,934	$21,613
2/25	$17,345	$21,458
3/25	$17,423	$20,503
4/25	$17,873	$20,685
5/25	$18,518	$21,909
6/25	$18,948	$22,855
7/25	$17,873	$23,149
8/25	$18,616	$23,753
9/25	$18,141	$24,516
10/25	$17,438	$25,007
11/25	$16,633	$25,078
12/25	$16,952	$25,280
1/26	$16,646	$25,846
2/26	$16,858	$26,036
3/26	$15,586	$24,377
4/26	$16,340	$26,715
5/26	$16,175	$27,932
6/26	$15,822	$27,731

Average Annual Total Returns (%)

Table Summary
Fund	1 Year	5 Years	Since Inception 9/29/17
Institutional Shares	(16.50%)	2.13%	5.38%
MSCI World Index	21.34%	11.47%	12.36%

The performance quoted represents past performance. Past performance does not guarantee future results. The performance results do not include adjustments made for financial reporting purposes in accordance with US GAAP, and may differ from financial highlights. The performance graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

The current performance may be lower or higher than the performance data quoted. Updated performance information is available at https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds.

Key Portfolio Statistics

Table Summary
Total Net Assets	$36,611,149
# of Portfolio Holdings	31
Portfolio Turnover Rate	60%
Total Advisory Fees Paid (Net of Waivers/Reimbursements)	$96,913

Top 10 Holdings (% of Net Assets)

Table Summary
H&R Block, Inc.	6.6%
Nexi SpA	6.3%
Fiserv, Inc.	6.2%
Omnicom Group, Inc.	6.0%
Brightstar Lottery PLC	6.0%
FDJ UNITED	5.7%
Dentsply Sirona, Inc.	4.9%
Autotrader Group PLC	4.5%
Bunzl PLC	3.6%
Henkel AG & Co. KGaA	3.3%

Sector Allocation (% of Net Assets)

Table Summary
Financials	18.3%
Consumer Discretionary	18.2%
Health Care	16.2%
Industrials	14.8%
Communication Services	13.1%
Information Technology	8.8%
Consumer Staples	8.2%
Other (includes short-term investments)	2.4%

Additional Information

If you wish to view additional information about the Portfolio including, but not limited to, the prospectus, financial information and proxy voting information please visit: https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds#documents.

Lazard Equity Franchise Portfolio

LZFOX: Open Shares

Semi-Annual Shareholder Report - June 30, 2026

This semi-annual shareholder report contains important information about the Lazard Equity Franchise Portfolio for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Portfolio at https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds#tsr. You can also request this information by contacting us at Contact.US@Lazard.com or (800) 823-6300.

What were the Portfolio costs for the last six months?

(based on a $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference1
Open Shares	$58	1.22%
Footnote	Description
Footnote[1]	Annualized

Portfolio Performance

Table Summary
	Open Shares	MSCI World Index
9/17	$10,000	$10,000
9/17	$10,000	$10,000
10/17	$9,940	$10,189
11/17	$10,380	$10,410
12/17	$10,418	$10,551
1/18	$11,031	$11,108
2/18	$10,459	$10,647
3/18	$10,268	$10,415
4/18	$10,689	$10,535
5/18	$10,599	$10,601
6/18	$10,549	$10,596
7/18	$10,760	$10,927
8/18	$10,853	$11,062
9/18	$10,964	$11,124
10/18	$10,641	$10,307
11/18	$10,914	$10,424
12/18	$9,862	$9,631
1/19	$10,665	$10,381
2/19	$10,910	$10,693
3/19	$10,564	$10,833
4/19	$11,379	$11,218
5/19	$10,453	$10,570
6/19	$11,111	$11,267
7/19	$11,122	$11,323
8/19	$10,594	$11,091
9/19	$11,253	$11,327
10/19	$11,488	$11,615
11/19	$11,723	$11,939
12/19	$11,972	$12,296
1/20	$11,513	$12,222
2/20	$10,253	$11,189
3/20	$7,981	$9,708
4/20	$9,041	$10,768
5/20	$9,441	$11,289
6/20	$9,453	$11,587
7/20	$9,876	$12,141
8/20	$10,079	$12,953
9/20	$9,914	$12,506
10/20	$9,808	$12,122
11/20	$11,574	$13,672
12/20	$12,079	$14,252
1/21	$12,032	$14,110
2/21	$12,269	$14,472
3/21	$13,053	$14,953
4/21	$13,647	$15,649
5/21	$14,419	$15,875
6/21	$14,110	$16,111
7/21	$14,063	$16,400
8/21	$14,182	$16,808
9/21	$13,896	$16,110
10/21	$14,135	$17,023
11/21	$13,741	$16,650
12/21	$14,780	$17,361
1/22	$14,560	$16,443
2/22	$14,848	$16,027
3/22	$15,507	$16,467
4/22	$14,793	$15,099
5/22	$15,123	$15,110
6/22	$13,709	$13,801
7/22	$14,231	$14,897
8/22	$13,752	$14,274
9/22	$12,353	$12,947
10/22	$13,486	$13,877
11/22	$14,494	$14,842
12/22	$13,974	$14,212
1/23	$15,348	$15,217
2/23	$15,008	$14,851
3/23	$15,101	$15,310
4/23	$15,564	$15,579
5/23	$14,931	$15,423
6/23	$15,858	$16,356
7/23	$16,213	$16,905
8/23	$15,827	$16,502
9/23	$15,086	$15,790
10/23	$14,298	$15,332
11/23	$15,611	$16,769
12/23	$16,548	$17,592
1/24	$16,263	$17,803
2/24	$16,565	$18,558
3/24	$16,732	$19,154
4/24	$15,828	$18,443
5/24	$16,096	$19,266
6/24	$15,811	$19,658
7/24	$17,034	$20,005
8/24	$17,519	$20,534
9/24	$17,854	$20,910
10/24	$16,983	$20,495
11/24	$17,134	$21,435
12/24	$15,997	$20,877
1/25	$16,631	$21,613
2/25	$17,015	$21,458
3/25	$17,111	$20,503
4/25	$17,534	$20,685
5/25	$18,148	$21,909
6/25	$18,571	$22,855
7/25	$17,515	$23,149
8/25	$18,225	$23,753
9/25	$17,778	$24,516
10/25	$17,088	$25,007
11/25	$16,297	$25,078
12/25	$16,589	$25,280
1/26	$16,289	$25,846
2/26	$16,496	$26,036
3/26	$15,228	$24,377
4/26	$15,989	$26,715
5/26	$15,804	$27,932
6/26	$15,481	$27,731

Average Annual Total Returns (%)

Table Summary
Fund	1 Year	5 Years	Since Inception 9/29/17
Open Shares	(16.64%)	1.87%	5.12%
MSCI World Index	21.34%	11.47%	12.36%

The performance quoted represents past performance. Past performance does not guarantee future results. The performance results do not include adjustments made for financial reporting purposes in accordance with US GAAP, and may differ from financial highlights. The performance graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

The current performance may be lower or higher than the performance data quoted. Updated performance information is available at https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds.

Key Portfolio Statistics

Table Summary
Total Net Assets	$36,611,149
# of Portfolio Holdings	31
Portfolio Turnover Rate	60%
Total Advisory Fees Paid (Net of Waivers/Reimbursements)	$96,913

Top 10 Holdings (% of Net Assets)

Table Summary
H&R Block, Inc.	6.6%
Nexi SpA	6.3%
Fiserv, Inc.	6.2%
Omnicom Group, Inc.	6.0%
Brightstar Lottery PLC	6.0%
FDJ UNITED	5.7%
Dentsply Sirona, Inc.	4.9%
Autotrader Group PLC	4.5%
Bunzl PLC	3.6%
Henkel AG & Co. KGaA	3.3%

Sector Allocation (% of Net Assets)

Table Summary
Financials	18.3%
Consumer Discretionary	18.2%
Health Care	16.2%
Industrials	14.8%
Communication Services	13.1%
Information Technology	8.8%
Consumer Staples	8.2%
Other (includes short-term investments)	2.4%

Additional Information

If you wish to view additional information about the Portfolio including, but not limited to, the prospectus, financial information and proxy voting information please visit: https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds#documents.

Lazard Global Listed Infrastructure Portfolio

GLIFX: Institutional Shares

Semi-Annual Shareholder Report - June 30, 2026

This semi-annual shareholder report contains important information about the Lazard Global Listed Infrastructure Portfolio for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Portfolio at https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds#tsr. You can also request this information by contacting us at Contact.US@Lazard.com or (800) 823-6300.

What were the Portfolio costs for the last six months?

(based on a $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference1
Institutional Shares	$49	0.94%
Footnote	Description
Footnote[1]	Annualized

Portfolio Performance

Table Summary
	Institutional Shares	MSCI World Index	MSCI World Core Infrastructure (USD) Index
6/16	$10,000	$10,000	$10,000
7/16	$10,291	$10,422	$10,217
8/16	$10,247	$10,431	$9,971
9/16	$10,298	$10,487	$10,170
10/16	$10,115	$10,284	$10,012
11/16	$10,145	$10,431	$9,826
12/16	$10,573	$10,681	$10,134
1/17	$10,566	$10,939	$10,166
2/17	$11,095	$11,242	$10,507
3/17	$11,685	$11,362	$10,748
4/17	$11,999	$11,530	$10,918
5/17	$12,612	$11,774	$11,322
6/17	$12,268	$11,820	$11,158
7/17	$12,365	$12,102	$11,183
8/17	$12,751	$12,119	$11,452
9/17	$12,751	$12,391	$11,295
10/17	$12,813	$12,626	$11,567
11/17	$12,973	$12,899	$11,814
12/17	$12,772	$13,074	$11,656
1/18	$12,501	$13,764	$11,515
2/18	$11,862	$13,194	$11,006
3/18	$12,046	$12,906	$11,183
4/18	$12,694	$13,054	$11,460
5/18	$12,502	$13,136	$11,630
6/18	$12,823	$13,130	$11,945
7/18	$13,127	$13,540	$12,175
8/18	$12,837	$13,708	$12,065
9/18	$12,820	$13,784	$12,050
10/18	$12,778	$12,772	$11,794
11/18	$12,728	$12,917	$12,234
12/18	$12,296	$11,935	$11,716
1/19	$13,006	$12,863	$12,658
2/19	$13,333	$13,250	$13,074
3/19	$13,460	$13,424	$13,578
4/19	$13,817	$13,900	$13,712
5/19	$13,598	$13,098	$13,694
6/19	$14,063	$13,961	$14,022
7/19	$14,155	$14,030	$14,091
8/19	$14,150	$13,743	$14,303
9/19	$14,489	$14,036	$14,520
10/19	$14,744	$14,393	$14,504
11/19	$14,602	$14,794	$14,458
12/19	$15,032	$15,237	$14,894
1/20	$15,528	$15,144	$15,375
2/20	$14,604	$13,864	$14,265
3/20	$12,617	$12,029	$12,439
4/20	$13,476	$13,344	$13,319
5/20	$13,959	$13,988	$13,975
6/20	$13,899	$14,358	$13,678
7/20	$13,713	$15,045	$13,846
8/20	$13,732	$16,050	$13,939
9/20	$13,673	$15,497	$13,870
10/20	$13,389	$15,021	$13,567
11/20	$14,477	$16,942	$14,564
12/20	$14,360	$17,660	$14,490
1/21	$13,869	$17,485	$14,351
2/21	$13,948	$17,933	$14,217
3/21	$14,869	$18,529	$15,316
4/21	$15,291	$19,392	$15,797
5/21	$15,556	$19,671	$15,844
6/21	$15,590	$19,964	$15,881
7/21	$16,042	$20,322	$16,180
8/21	$16,101	$20,828	$16,460
9/21	$15,669	$19,963	$15,853
10/21	$16,279	$21,093	$16,628
11/21	$16,129	$20,631	$16,203
12/21	$17,213	$21,513	$17,345
1/22	$16,796	$20,375	$16,835
2/22	$16,744	$19,859	$16,734
3/22	$17,491	$20,404	$17,888
4/22	$17,671	$18,709	$17,493
5/22	$17,745	$18,724	$17,789
6/22	$17,142	$17,102	$16,882
7/22	$17,771	$18,460	$17,873
8/22	$17,339	$17,688	$17,476
9/22	$15,492	$16,044	$15,624
10/22	$16,427	$17,196	$16,176
11/22	$17,785	$18,391	$17,232
12/22	$16,990	$17,610	$16,629
1/23	$17,780	$18,856	$17,112
2/23	$17,445	$18,403	$16,435
3/23	$17,757	$18,972	$16,728
4/23	$18,179	$19,304	$17,065
5/23	$17,902	$19,111	$16,235
6/23	$18,108	$20,267	$16,697
7/23	$18,400	$20,948	$16,869
8/23	$17,635	$20,448	$16,246
9/23	$17,064	$19,566	$15,497
10/23	$17,174	$18,998	$15,564
11/23	$18,316	$20,779	$16,903
12/23	$18,841	$21,799	$17,347
1/24	$18,853	$22,061	$16,952
2/24	$19,001	$22,996	$17,069
3/24	$19,470	$23,735	$17,589
4/24	$18,886	$22,853	$17,041
5/24	$19,234	$23,874	$17,774
6/24	$18,680	$24,360	$17,501
7/24	$20,051	$24,789	$18,666
8/24	$20,363	$25,444	$19,242
9/24	$20,515	$25,910	$19,687
10/24	$20,073	$25,396	$19,438
11/24	$20,628	$26,562	$20,210
12/24	$20,105	$25,869	$19,076
1/25	$20,555	$26,782	$19,400
2/25	$21,069	$26,589	$19,958
3/25	$21,407	$25,406	$20,372
4/25	$22,349	$25,631	$20,622
5/25	$23,032	$27,149	$20,869
6/25	$23,302	$28,320	$21,004
7/25	$23,458	$28,685	$21,135
8/25	$23,486	$29,433	$21,208
9/25	$23,721	$30,379	$21,507
10/25	$24,359	$30,988	$21,335
11/25	$25,078	$31,075	$21,992
12/25	$24,901	$31,326	$21,634
1/26	$25,819	$32,027	$22,269
2/26	$28,369	$32,262	$24,280
3/26	$26,634	$30,207	$23,495
4/26	$27,614	$33,104	$24,310
5/26	$27,172	$34,611	$23,782
6/26	$26,931	$34,363	$23,874

Average Annual Total Returns (%)

Table Summary
Fund	1 Year	5 Years	10 Years
Institutional Shares	15.57%	11.55%	10.41%
MSCI World Index	21.34%	11.47%	13.14%
MSCI World Core Infrastructure (USD) Index	13.67%	8.49%	9.09%

The performance quoted represents past performance. Past performance does not guarantee future results. The performance results do not include adjustments made for financial reporting purposes in accordance with US GAAP, and may differ from financial highlights. The performance graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

The current performance may be lower or higher than the performance data quoted. Updated performance information is available at https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds.

Key Portfolio Statistics

Table Summary
Total Net Assets	$12,447,904,018
# of Portfolio Holdings	28
Portfolio Turnover Rate	19%
Total Advisory Fees Paid (Net of Waivers/Reimbursements)	$54,086,781

Top 10 Holdings (% of Net Assets)

Table Summary
National Grid PLC	8.1%
Vinci SA	8.0%
Snam SpA	6.9%
Terna - Rete Elettrica Nazionale	4.8%
Consolidated Edison, Inc.	4.7%
Exelon Corp.	4.7%
Ferrovial NV	4.5%
American Tower Corp. REIT	4.5%
Crown Castle, Inc. REIT	4.4%
Severn Trent PLC	4.4%

Sector Allocation (% of Net Assets)

Table Summary
Utilities	50.2%
Industrials	22.9%
Real Estate	8.9%
Communication Services	8.0%
Other (includes short-term investments)	10.0%

Additional Information

If you wish to view additional information about the Portfolio including, but not limited to, the prospectus, financial information and proxy voting information please visit: https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds#documents.

Lazard Global Listed Infrastructure Portfolio

GLFOX: Open Shares

Semi-Annual Shareholder Report - June 30, 2026

This semi-annual shareholder report contains important information about the Lazard Global Listed Infrastructure Portfolio for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Portfolio at https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds#tsr. You can also request this information by contacting us at Contact.US@Lazard.com or (800) 823-6300.

What were the Portfolio costs for the last six months?

(based on a $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference1
Open Shares	$62	1.20%
Footnote	Description
Footnote[1]	Annualized

Portfolio Performance

Table Summary
	Open Shares	MSCI World Index	MSCI World Core Infrastructure (USD) Index
6/16	$10,000	$10,000	$10,000
7/16	$10,298	$10,422	$10,217
8/16	$10,254	$10,431	$9,971
9/16	$10,299	$10,487	$10,170
10/16	$10,109	$10,284	$10,012
11/16	$10,138	$10,431	$9,826
12/16	$10,566	$10,681	$10,134
1/17	$10,559	$10,939	$10,166
2/17	$11,080	$11,242	$10,507
3/17	$11,669	$11,362	$10,748
4/17	$11,982	$11,530	$10,918
5/17	$12,593	$11,774	$11,322
6/17	$12,243	$11,820	$11,158
7/17	$12,340	$12,102	$11,183
8/17	$12,717	$12,119	$11,452
9/17	$12,724	$12,391	$11,295
10/17	$12,778	$12,626	$11,567
11/17	$12,938	$12,899	$11,814
12/17	$12,730	$13,074	$11,656
1/18	$12,459	$13,764	$11,515
2/18	$11,823	$13,194	$11,006
3/18	$11,998	$12,906	$11,183
4/18	$12,643	$13,054	$11,460
5/18	$12,452	$13,136	$11,630
6/18	$12,771	$13,130	$11,945
7/18	$13,067	$13,540	$12,175
8/18	$12,770	$13,708	$12,065
9/18	$12,753	$13,784	$12,050
10/18	$12,712	$12,772	$11,794
11/18	$12,653	$12,917	$12,234
12/18	$12,223	$11,935	$11,716
1/19	$12,928	$12,863	$12,658
2/19	$13,254	$13,250	$13,074
3/19	$13,372	$13,424	$13,578
4/19	$13,726	$13,900	$13,712
5/19	$13,499	$13,098	$13,694
6/19	$13,971	$13,961	$14,022
7/19	$14,054	$14,030	$14,091
8/19	$14,048	$13,743	$14,303
9/19	$14,375	$14,036	$14,520
10/19	$14,628	$14,393	$14,504
11/19	$14,488	$14,794	$14,458
12/19	$14,905	$15,237	$14,894
1/20	$15,396	$15,144	$15,375
2/20	$14,471	$13,864	$14,265
3/20	$12,501	$12,029	$12,439
4/20	$13,352	$13,344	$13,319
5/20	$13,830	$13,988	$13,975
6/20	$13,761	$14,358	$13,678
7/20	$13,587	$15,045	$13,846
8/20	$13,596	$16,050	$13,939
9/20	$13,529	$15,497	$13,870
10/20	$13,248	$15,021	$13,567
11/20	$14,324	$16,942	$14,564
12/20	$14,208	$17,660	$14,490
1/21	$13,713	$17,485	$14,351
2/21	$13,791	$17,933	$14,217
3/21	$14,703	$18,529	$15,316
4/21	$15,110	$19,392	$15,797
5/21	$15,372	$19,671	$15,844
6/21	$15,406	$19,964	$15,881
7/21	$15,843	$20,322	$16,180
8/21	$15,901	$20,828	$16,460
9/21	$15,465	$19,963	$15,853
10/21	$16,067	$21,093	$16,628
11/21	$15,919	$20,631	$16,203
12/21	$16,987	$21,513	$17,345
1/22	$16,575	$20,375	$16,835
2/22	$16,524	$19,859	$16,734
3/22	$17,251	$20,404	$17,888
4/22	$17,417	$18,709	$17,493
5/22	$17,490	$18,724	$17,789
6/22	$16,896	$17,102	$16,882
7/22	$17,515	$18,460	$17,873
8/22	$17,079	$17,688	$17,476
9/22	$15,250	$16,044	$15,624
10/22	$16,180	$17,196	$16,176
11/22	$17,506	$18,391	$17,232
12/22	$16,723	$17,610	$16,629
1/23	$17,500	$18,856	$17,112
2/23	$17,170	$18,403	$16,435
3/23	$17,466	$18,972	$16,728
4/23	$17,881	$19,304	$17,065
5/23	$17,597	$19,111	$16,235
6/23	$17,800	$20,267	$16,697
7/23	$18,087	$20,948	$16,869
8/23	$17,323	$20,448	$16,246
9/23	$16,764	$19,566	$15,497
10/23	$16,871	$18,998	$15,564
11/23	$17,993	$20,779	$16,903
12/23	$18,495	$21,799	$17,347
1/24	$18,507	$22,061	$16,952
2/24	$18,640	$22,996	$17,069
3/24	$19,101	$23,735	$17,589
4/24	$18,516	$22,853	$17,041
5/24	$18,869	$23,874	$17,774
6/24	$18,314	$24,360	$17,501
7/24	$19,658	$24,789	$18,666
8/24	$19,963	$25,444	$19,242
9/24	$20,111	$25,910	$19,687
10/24	$19,655	$25,396	$19,438
11/24	$20,198	$26,562	$20,210
12/24	$19,684	$25,869	$19,076
1/25	$20,124	$26,782	$19,400
2/25	$20,615	$26,589	$19,958
3/25	$20,958	$25,406	$20,372
4/25	$21,878	$25,631	$20,622
5/25	$22,534	$27,149	$20,869
6/25	$22,796	$28,320	$21,004
7/25	$22,936	$28,685	$21,135
8/25	$22,963	$29,433	$21,208
9/25	$23,193	$30,379	$21,507
10/25	$23,803	$30,988	$21,335
11/25	$24,493	$31,075	$21,992
12/25	$24,316	$31,326	$21,634
1/26	$25,226	$32,027	$22,269
2/26	$27,701	$32,262	$24,280
3/26	$26,004	$30,207	$23,495
4/26	$26,946	$33,104	$24,310
5/26	$26,515	$34,611	$23,782
6/26	$26,263	$34,363	$23,874

Average Annual Total Returns (%)

Table Summary
Fund	1 Year	5 Years	10 Years
Open Shares	15.21%	11.26%	10.14%
MSCI World Index	21.34%	11.47%	13.14%
MSCI World Core Infrastructure (USD) Index	13.67%	8.49%	9.09%

The performance quoted represents past performance. Past performance does not guarantee future results. The performance results do not include adjustments made for financial reporting purposes in accordance with US GAAP, and may differ from financial highlights. The performance graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

The current performance may be lower or higher than the performance data quoted. Updated performance information is available at https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds.

Key Portfolio Statistics

Table Summary
Total Net Assets	$12,447,904,018
# of Portfolio Holdings	28
Portfolio Turnover Rate	19%
Total Advisory Fees Paid (Net of Waivers/Reimbursements)	$54,086,781

Top 10 Holdings (% of Net Assets)

Table Summary
National Grid PLC	8.1%
Vinci SA	8.0%
Snam SpA	6.9%
Terna - Rete Elettrica Nazionale	4.8%
Consolidated Edison, Inc.	4.7%
Exelon Corp.	4.7%
Ferrovial NV	4.5%
American Tower Corp. REIT	4.5%
Crown Castle, Inc. REIT	4.4%
Severn Trent PLC	4.4%

Sector Allocation (% of Net Assets)

Table Summary
Utilities	50.2%
Industrials	22.9%
Real Estate	8.9%
Communication Services	8.0%
Other (includes short-term investments)	10.0%

Additional Information

If you wish to view additional information about the Portfolio including, but not limited to, the prospectus, financial information and proxy voting information please visit: https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds#documents.

Lazard International Equity Portfolio

LZIEX: Institutional Shares

Semi-Annual Shareholder Report - June 30, 2026

This semi-annual shareholder report contains important information about the Lazard International Equity Portfolio for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Portfolio at https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds#tsr. You can also request this information by contacting us at Contact.US@Lazard.com or (800) 823-6300.

What were the Portfolio costs for the last six months?

(based on a $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference1
Institutional Shares	$43	0.83%
Footnote	Description
Footnote[1]	Annualized

Portfolio Performance

Table Summary
	Institutional Shares	MSCI EAFE Index
6/16	$10,000	$10,000
7/16	$10,234	$10,507
8/16	$10,142	$10,514
9/16	$10,293	$10,643
10/16	$9,829	$10,426
11/16	$9,642	$10,218
12/16	$9,812	$10,567
1/17	$9,957	$10,874
2/17	$10,066	$11,030
3/17	$10,351	$11,333
4/17	$10,660	$11,622
5/17	$11,072	$12,048
6/17	$11,005	$12,027
7/17	$11,363	$12,374
8/17	$11,319	$12,369
9/17	$11,531	$12,677
10/17	$11,714	$12,869
11/17	$11,902	$13,004
12/17	$12,050	$13,213
1/18	$12,664	$13,876
2/18	$11,995	$13,249
3/18	$12,025	$13,011
4/18	$12,050	$13,308
5/18	$11,884	$13,009
6/18	$11,724	$12,850
7/18	$11,909	$13,166
8/18	$11,687	$12,912
9/18	$11,810	$13,024
10/18	$10,947	$11,987
11/18	$10,934	$11,972
12/18	$10,410	$11,391
1/19	$10,981	$12,139
2/19	$11,353	$12,449
3/19	$11,446	$12,527
4/19	$11,771	$12,880
5/19	$11,386	$12,261
6/19	$12,030	$12,988
7/19	$11,791	$12,824
8/19	$11,545	$12,491
9/19	$11,845	$12,849
10/19	$12,092	$13,311
11/19	$12,179	$13,461
12/19	$12,617	$13,898
1/20	$12,386	$13,608
2/20	$11,484	$12,378
3/20	$9,708	$10,726
4/20	$10,271	$11,419
5/20	$10,813	$11,916
6/20	$11,091	$12,322
7/20	$11,552	$12,609
8/20	$12,162	$13,257
9/20	$11,896	$12,913
10/20	$11,372	$12,397
11/20	$13,060	$14,319
12/20	$13,721	$14,985
1/21	$13,413	$14,825
2/21	$13,605	$15,158
3/21	$13,954	$15,506
4/21	$14,400	$15,973
5/21	$14,742	$16,494
6/21	$14,468	$16,308
7/21	$14,557	$16,431
8/21	$14,924	$16,721
9/21	$14,489	$16,235
10/21	$14,855	$16,635
11/21	$14,027	$15,860
12/21	$14,544	$16,672
1/22	$13,994	$15,867
2/22	$13,743	$15,586
3/22	$13,541	$15,686
4/22	$12,716	$14,672
5/22	$13,080	$14,782
6/22	$12,020	$13,410
7/22	$12,489	$14,078
8/22	$11,763	$13,410
9/22	$10,706	$12,155
10/22	$11,222	$12,809
11/22	$12,558	$14,252
12/22	$12,388	$14,263
1/23	$13,497	$15,418
2/23	$13,084	$15,096
3/23	$13,471	$15,470
4/23	$13,660	$15,907
5/23	$13,161	$15,234
6/23	$14,021	$15,927
7/23	$14,279	$16,443
8/23	$13,783	$15,813
9/23	$13,241	$15,273
10/23	$12,828	$14,653
11/23	$13,964	$16,014
12/23	$14,423	$16,864
1/24	$14,307	$16,961
2/24	$14,816	$17,272
3/24	$15,325	$17,840
4/24	$14,789	$17,383
5/24	$15,539	$18,056
6/24	$15,200	$17,765
7/24	$15,869	$18,286
8/24	$16,537	$18,881
9/24	$16,709	$19,055
10/24	$15,679	$18,019
11/24	$15,670	$17,916
12/24	$15,274	$17,509
1/25	$16,178	$18,429
2/25	$16,674	$18,787
3/25	$16,615	$18,711
4/25	$17,334	$19,568
5/25	$18,238	$20,463
6/25	$18,792	$20,914
7/25	$18,461	$20,620
8/25	$19,137	$21,500
9/25	$19,872	$21,911
10/25	$19,892	$22,169
11/25	$20,029	$22,306
12/25	$20,486	$22,976
1/26	$21,720	$24,175
2/26	$22,714	$25,293
3/26	$20,551	$22,690
4/26	$21,720	$24,381
5/26	$22,441	$25,129
6/26	$22,419	$25,145

Average Annual Total Returns (%)

Table Summary
Fund	1 Year	5 Years	10 Years
Institutional Shares	19.30%	9.15%	8.41%
MSCI EAFE Index	20.23%	9.05%	9.66%

The performance quoted represents past performance. Past performance does not guarantee future results. The performance results do not include adjustments made for financial reporting purposes in accordance with US GAAP, and may differ from financial highlights. The performance graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

The current performance may be lower or higher than the performance data quoted. Updated performance information is available at https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds.

Key Portfolio Statistics

Table Summary
Total Net Assets	$1,270,524,883
# of Portfolio Holdings	78
Portfolio Turnover Rate	36%
Total Advisory Fees Paid (Net of Waivers/Reimbursements)	$4,585,525

Top 10 Holdings (% of Net Assets)

Table Summary
Engie SA	2.5%
Unilever PLC	2.3%
Banco Santander SA	2.2%
AstraZeneca PLC	2.1%
AIA Group Ltd.	2.0%
RELX PLC	1.9%
Samsung Electronics Co. Ltd.	1.9%
National Bank of Greece SA	1.8%
Shimadzu Corp.	1.7%
Resona Holdings, Inc.	1.7%

Sector Allocation (% of Net Assets)

Table Summary
Financials	24.4%
Industrials	17.9%
Materials	12.3%
Information Technology	11.8%
Consumer Discretionary	7.7%
Health Care	7.6%
Consumer Staples	7.4%
Utilities	3.3%
Other (includes short-term investments)	7.6%

Additional Information

If you wish to view additional information about the Portfolio including, but not limited to, the prospectus, financial information and proxy voting information please visit: https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds#documents.

Lazard International Equity Portfolio

LZIOX: Open Shares

Semi-Annual Shareholder Report - June 30, 2026

This semi-annual shareholder report contains important information about the Lazard International Equity Portfolio for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Portfolio at https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds#tsr. You can also request this information by contacting us at Contact.US@Lazard.com or (800) 823-6300.

What were the Portfolio costs for the last six months?

(based on a $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference1
Open Shares	$57	1.09%
Footnote	Description
Footnote[1]	Annualized

Portfolio Performance

Table Summary
	Open Shares	MSCI EAFE Index
6/16	$10,000	$10,000
7/16	$10,232	$10,507
8/16	$10,139	$10,514
9/16	$10,288	$10,643
10/16	$9,822	$10,426
11/16	$9,637	$10,218
12/16	$9,799	$10,567
1/17	$9,942	$10,874
2/17	$10,050	$11,030
3/17	$10,331	$11,333
4/17	$10,642	$11,622
5/17	$11,043	$12,048
6/17	$10,977	$12,027
7/17	$11,330	$12,374
8/17	$11,287	$12,369
9/17	$11,491	$12,677
10/17	$11,671	$12,869
11/17	$11,857	$13,004
12/17	$12,003	$13,213
1/18	$12,615	$13,876
2/18	$11,943	$13,249
3/18	$11,973	$13,011
4/18	$11,991	$13,308
5/18	$11,822	$13,009
6/18	$11,664	$12,850
7/18	$11,846	$13,166
8/18	$11,622	$12,912
9/18	$11,743	$13,024
10/18	$10,880	$11,987
11/18	$10,868	$11,972
12/18	$10,343	$11,391
1/19	$10,910	$12,139
2/19	$11,275	$12,449
3/19	$11,367	$12,527
4/19	$11,693	$12,880
5/19	$11,301	$12,261
6/19	$11,934	$12,988
7/19	$11,699	$12,824
8/19	$11,451	$12,491
9/19	$11,745	$12,849
10/19	$11,988	$13,311
11/19	$12,073	$13,461
12/19	$12,504	$13,898
1/20	$12,272	$13,608
2/20	$11,376	$12,378
3/20	$9,611	$10,726
4/20	$10,168	$11,419
5/20	$10,706	$11,916
6/20	$10,978	$12,322
7/20	$11,436	$12,609
8/20	$12,033	$13,257
9/20	$11,766	$12,913
10/20	$11,246	$12,397
11/20	$12,912	$14,319
12/20	$13,559	$14,985
1/21	$13,251	$14,825
2/21	$13,438	$15,158
3/21	$13,780	$15,506
4/21	$14,221	$15,973
5/21	$14,556	$16,494
6/21	$14,281	$16,308
7/21	$14,368	$16,431
8/21	$14,719	$16,721
9/21	$14,288	$16,235
10/21	$14,652	$16,635
11/21	$13,830	$15,860
12/21	$14,340	$16,672
1/22	$13,790	$15,867
2/22	$13,546	$15,586
3/22	$13,342	$15,686
4/22	$12,524	$14,672
5/22	$12,886	$14,782
6/22	$11,840	$13,410
7/22	$12,296	$14,078
8/22	$11,574	$13,410
9/22	$10,531	$12,155
10/22	$11,040	$12,809
11/22	$12,346	$14,252
12/22	$12,182	$14,263
1/23	$13,264	$15,418
2/23	$12,865	$15,096
3/23	$13,239	$15,470
4/23	$13,423	$15,907
5/23	$12,931	$15,234
6/23	$13,772	$15,927
7/23	$14,022	$16,443
8/23	$13,533	$15,813
9/23	$13,000	$15,273
10/23	$12,592	$14,653
11/23	$13,700	$16,014
12/23	$14,144	$16,864
1/24	$14,023	$16,961
2/24	$14,532	$17,272
3/24	$15,023	$17,840
4/24	$14,489	$17,383
5/24	$15,221	$18,056
6/24	$14,894	$17,765
7/24	$15,540	$18,286
8/24	$16,194	$18,881
9/24	$16,351	$19,055
10/24	$15,348	$18,019
11/24	$15,331	$17,916
12/24	$14,945	$17,509
1/25	$15,824	$18,429
2/25	$16,310	$18,787
3/25	$16,245	$18,711
4/25	$16,946	$19,568
5/25	$17,824	$20,463
6/25	$18,357	$20,914
7/25	$18,039	$20,620
8/25	$18,689	$21,500
9/25	$19,405	$21,911
10/25	$19,415	$22,169
11/25	$19,547	$22,306
12/25	$19,993	$22,976
1/26	$21,196	$24,175
2/26	$22,159	$25,293
3/26	$20,035	$22,690
4/26	$21,176	$24,381
5/26	$21,866	$25,129
6/26	$21,856	$25,145

Average Annual Total Returns (%)

Table Summary
Fund	1 Year	5 Years	10 Years
Open Shares	19.06%	8.88%	8.13%
MSCI EAFE Index	20.23%	9.05%	9.66%

The performance quoted represents past performance. Past performance does not guarantee future results. The performance results do not include adjustments made for financial reporting purposes in accordance with US GAAP, and may differ from financial highlights. The performance graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

The current performance may be lower or higher than the performance data quoted. Updated performance information is available at https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds.

Key Portfolio Statistics

Table Summary
Total Net Assets	$1,270,524,883
# of Portfolio Holdings	78
Portfolio Turnover Rate	36%
Total Advisory Fees Paid (Net of Waivers/Reimbursements)	$4,585,525

Top 10 Holdings (% of Net Assets)

Table Summary
Engie SA	2.5%
Unilever PLC	2.3%
Banco Santander SA	2.2%
AstraZeneca PLC	2.1%
AIA Group Ltd.	2.0%
RELX PLC	1.9%
Samsung Electronics Co. Ltd.	1.9%
National Bank of Greece SA	1.8%
Shimadzu Corp.	1.7%
Resona Holdings, Inc.	1.7%

Sector Allocation (% of Net Assets)

Table Summary
Financials	24.4%
Industrials	17.9%
Materials	12.3%
Information Technology	11.8%
Consumer Discretionary	7.7%
Health Care	7.6%
Consumer Staples	7.4%
Utilities	3.3%
Other (includes short-term investments)	7.6%

Additional Information

If you wish to view additional information about the Portfolio including, but not limited to, the prospectus, financial information and proxy voting information please visit: https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds#documents.

Lazard International Equity Portfolio

RLIEX: R6 Shares

Semi-Annual Shareholder Report - June 30, 2026

This semi-annual shareholder report contains important information about the Lazard International Equity Portfolio for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Portfolio at https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds#tsr. You can also request this information by contacting us at Contact.US@Lazard.com or (800) 823-6300.

What were the Portfolio costs for the last six months?

(based on a $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference1
R6 Shares	$43	0.82%
Footnote	Description
Footnote[1]	Annualized

Portfolio Performance

Table Summary
	R6 Shares	MSCI EAFE Index
6/16	$1,000,000	$1,000,000
7/16	$1,023,395	$1,050,681
8/16	$1,014,634	$1,051,427
9/16	$1,029,724	$1,064,343
10/16	$983,248	$1,042,572
11/16	$964,536	$1,021,808
12/16	$981,266	$1,056,747
1/17	$995,821	$1,087,402
2/17	$1,006,737	$1,102,950
3/17	$1,035,241	$1,133,313
4/17	$1,066,778	$1,162,151
5/17	$1,107,411	$1,204,806
6/17	$1,100,740	$1,202,675
7/17	$1,136,522	$1,237,367
8/17	$1,132,131	$1,236,901
9/17	$1,153,435	$1,267,676
10/17	$1,171,695	$1,286,926
11/17	$1,190,564	$1,300,424
12/17	$1,205,476	$1,321,297
1/18	$1,267,011	$1,387,572
2/18	$1,199,938	$1,324,943
3/18	$1,203,015	$1,301,062
4/18	$1,204,861	$1,330,769
5/18	$1,188,862	$1,300,856
6/18	$1,172,862	$1,284,964
7/18	$1,190,708	$1,316,593
8/18	$1,168,510	$1,291,167
9/18	$1,180,869	$1,302,374
10/18	$1,094,976	$1,198,716
11/18	$1,093,741	$1,197,205
12/18	$1,041,315	$1,139,088
1/19	$1,098,501	$1,213,949
2/19	$1,135,739	$1,244,894
3/19	$1,145,048	$1,252,744
4/19	$1,177,631	$1,287,959
5/19	$1,139,063	$1,226,103
6/19	$1,202,899	$1,298,842
7/19	$1,179,626	$1,282,351
8/19	$1,154,989	$1,249,130
9/19	$1,184,364	$1,284,925
10/19	$1,209,067	$1,331,092
11/19	$1,218,413	$1,346,098
12/19	$1,261,743	$1,389,846
1/20	$1,238,654	$1,360,812
2/20	$1,149,015	$1,237,795
3/20	$971,094	$1,072,586
4/20	$1,027,458	$1,141,875
5/20	$1,081,106	$1,191,604
6/20	$1,109,628	$1,232,178
7/20	$1,155,806	$1,260,900
8/20	$1,216,168	$1,325,724
9/20	$1,190,263	$1,291,278
10/20	$1,137,771	$1,239,717
11/20	$1,306,153	$1,431,890
12/20	$1,372,591	$1,498,467
1/21	$1,341,692	$1,482,502
2/21	$1,360,918	$1,515,755
3/21	$1,395,937	$1,550,606
4/21	$1,440,568	$1,597,264
5/21	$1,474,900	$1,649,352
6/21	$1,447,435	$1,630,791
7/21	$1,456,361	$1,643,070
8/21	$1,493,039	$1,672,053
9/21	$1,449,492	$1,623,528
10/21	$1,486,127	$1,663,459
11/21	$1,403,180	$1,586,036
12/21	$1,455,316	$1,667,247
1/22	$1,400,184	$1,586,679
2/22	$1,375,050	$1,558,624
3/22	$1,355,592	$1,568,642
4/22	$1,272,084	$1,467,159
5/22	$1,309,379	$1,478,158
6/22	$1,203,169	$1,341,003
7/22	$1,250,193	$1,407,825
8/22	$1,177,390	$1,340,961
9/22	$1,071,434	$1,215,518
10/22	$1,123,141	$1,280,882
11/22	$1,256,222	$1,425,156
12/22	$1,239,636	$1,426,301
1/23	$1,350,842	$1,541,799
2/23	$1,309,463	$1,509,627
3/23	$1,348,255	$1,547,041
4/23	$1,367,221	$1,590,719
5/23	$1,317,221	$1,523,403
6/23	$1,403,427	$1,592,732
7/23	$1,429,289	$1,644,267
8/23	$1,379,560	$1,581,271
9/23	$1,325,206	$1,527,259
10/23	$1,284,656	$1,465,341
11/23	$1,397,678	$1,601,351
12/23	$1,444,216	$1,686,429
1/24	$1,431,681	$1,696,134
2/24	$1,483,612	$1,727,181
3/24	$1,533,753	$1,783,987
4/24	$1,480,031	$1,738,301
5/24	$1,556,137	$1,805,635
6/24	$1,522,113	$1,776,485
7/24	$1,588,369	$1,828,601
8/24	$1,656,338	$1,888,060
9/24	$1,672,657	$1,905,495
10/24	$1,570,212	$1,801,872
11/24	$1,569,306	$1,791,649
12/24	$1,530,308	$1,750,904
1/25	$1,620,040	$1,842,917
2/25	$1,669,782	$1,878,657
3/25	$1,663,930	$1,871,078
4/25	$1,736,105	$1,956,783
5/25	$1,826,812	$2,046,311
6/25	$1,882,406	$2,091,399
7/25	$1,849,244	$2,062,043
8/25	$1,916,122	$2,149,952
9/25	$1,990,840	$2,191,099
10/25	$1,991,823	$2,216,875
11/25	$2,005,587	$2,230,639
12/25	$2,052,070	$2,297,557
1/26	$2,176,072	$2,417,453
2/26	$2,274,835	$2,529,301
3/26	$2,058,654	$2,269,037
4/26	$2,174,975	$2,438,088
5/26	$2,247,401	$2,512,863
6/26	$2,246,303	$2,514,547

Average Annual Total Returns (%)

Table Summary
Fund	1 Year	5 Years	10 Years
R6 Shares	19.33%	9.19%	8.43%
MSCI EAFE Index	20.23%	9.05%	9.66%

The performance quoted represents past performance. Past performance does not guarantee future results. The performance results do not include adjustments made for financial reporting purposes in accordance with US GAAP, and may differ from financial highlights. The performance graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

The current performance may be lower or higher than the performance data quoted. Updated performance information is available at https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds.

Key Portfolio Statistics

Table Summary
Total Net Assets	$1,270,524,883
# of Portfolio Holdings	78
Portfolio Turnover Rate	36%
Total Advisory Fees Paid (Net of Waivers/Reimbursements)	$4,585,525

Top 10 Holdings (% of Net Assets)

Table Summary
Engie SA	2.5%
Unilever PLC	2.3%
Banco Santander SA	2.2%
AstraZeneca PLC	2.1%
AIA Group Ltd.	2.0%
RELX PLC	1.9%
Samsung Electronics Co. Ltd.	1.9%
National Bank of Greece SA	1.8%
Shimadzu Corp.	1.7%
Resona Holdings, Inc.	1.7%

Sector Allocation (% of Net Assets)

Table Summary
Financials	24.4%
Industrials	17.9%
Materials	12.3%
Information Technology	11.8%
Consumer Discretionary	7.7%
Health Care	7.6%
Consumer Staples	7.4%
Utilities	3.3%
Other (includes short-term investments)	7.6%

Additional Information

If you wish to view additional information about the Portfolio including, but not limited to, the prospectus, financial information and proxy voting information please visit: https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds#documents.

Lazard International Equity Select Portfolio

LZSIX: Institutional Shares

Semi-Annual Shareholder Report - June 30, 2026

This semi-annual shareholder report contains important information about the Lazard International Equity Select Portfolio for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Portfolio at https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds#tsr. You can also request this information by contacting us at Contact.US@Lazard.com or (800) 823-6300.

What were the Portfolio costs for the last six months?

(based on a $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference1
Institutional Shares	$48	0.90%
Footnote	Description
Footnote[1]	Annualized

Portfolio Performance

Table Summary
	Institutional Shares	MSCI ACWI ex USA Index
6/16	$10,000	$10,000
7/16	$10,279	$10,495
8/16	$10,143	$10,561
9/16	$10,290	$10,691
10/16	$9,895	$10,537
11/16	$9,601	$10,294
12/16	$9,759	$10,557
1/17	$10,075	$10,931
2/17	$10,211	$11,105
3/17	$10,493	$11,387
4/17	$10,854	$11,631
5/17	$11,271	$12,008
6/17	$11,226	$12,045
7/17	$11,677	$12,489
8/17	$11,704	$12,555
9/17	$11,920	$12,788
10/17	$12,102	$13,028
11/17	$12,295	$13,134
12/17	$12,522	$13,428
1/18	$13,170	$14,175
2/18	$12,545	$13,507
3/18	$12,511	$13,269
4/18	$12,442	$13,481
5/18	$12,227	$13,169
6/18	$12,045	$12,922
7/18	$12,261	$13,231
8/18	$12,040	$12,954
9/18	$12,143	$13,013
10/18	$11,124	$11,955
11/18	$11,204	$12,068
12/18	$10,657	$11,522
1/19	$11,357	$12,392
2/19	$11,579	$12,634
3/19	$11,707	$12,709
4/19	$12,104	$13,045
5/19	$11,591	$12,345
6/19	$12,267	$13,088
7/19	$12,011	$12,930
8/19	$11,719	$12,531
9/19	$11,987	$12,853
10/19	$12,256	$13,302
11/19	$12,326	$13,419
12/19	$12,822	$14,000
1/20	$12,536	$13,624
2/20	$11,582	$12,547
3/20	$9,757	$10,730
4/20	$10,401	$11,543
5/20	$10,890	$11,921
6/20	$11,271	$12,460
7/20	$11,772	$13,015
8/20	$12,309	$13,573
9/20	$12,082	$13,239
10/20	$11,713	$12,954
11/20	$13,216	$14,697
12/20	$13,891	$15,491
1/21	$13,589	$15,525
2/21	$13,698	$15,832
3/21	$14,011	$16,032
4/21	$14,324	$16,504
5/21	$14,782	$17,021
6/21	$14,553	$16,910
7/21	$14,409	$16,632
8/21	$14,625	$16,948
9/21	$14,083	$16,405
10/21	$14,517	$16,797
11/21	$13,818	$16,040
12/21	$14,341	$16,703
1/22	$13,980	$16,088
2/22	$13,569	$15,769
3/22	$13,519	$15,795
4/22	$12,721	$14,803
5/22	$13,020	$14,909
6/22	$11,899	$13,626
7/22	$12,360	$14,093
8/22	$11,795	$13,640
9/22	$10,732	$12,277
10/22	$11,245	$12,643
11/22	$12,383	$14,136
12/22	$12,111	$14,030
1/23	$13,118	$15,168
2/23	$12,646	$14,636
3/23	$13,016	$14,994
4/23	$13,130	$15,254
5/23	$12,659	$14,699
6/23	$13,347	$15,359
7/23	$13,589	$15,983
8/23	$13,016	$15,262
9/23	$12,443	$14,780
10/23	$12,111	$14,170
11/23	$13,067	$15,445
12/23	$13,572	$16,221
1/24	$13,507	$16,060
2/24	$14,037	$16,467
3/24	$14,477	$16,981
4/24	$13,947	$16,677
5/24	$14,464	$17,161
6/24	$14,231	$17,144
7/24	$14,606	$17,541
8/24	$15,151	$18,041
9/24	$15,267	$18,527
10/24	$14,310	$17,618
11/24	$14,232	$17,458
12/24	$13,859	$17,119
1/25	$14,556	$17,809
2/25	$14,701	$18,056
3/25	$14,477	$18,015
4/25	$14,872	$18,665
5/25	$15,661	$19,520
6/25	$16,108	$20,183
7/25	$15,713	$20,125
8/25	$16,198	$20,823
9/25	$16,987	$21,573
10/25	$16,961	$22,009
11/25	$16,869	$22,004
12/25	$17,281	$22,663
1/26	$18,373	$24,019
2/26	$19,061	$25,225
3/26	$17,416	$22,503
4/26	$18,859	$24,675
5/26	$19,411	$25,917
6/26	$19,627	$25,765

Average Annual Total Returns (%)

Table Summary
Fund	1 Year	5 Years	10 Years
Institutional Shares	21.85%	6.16%	6.98%
MSCI ACWI ex USA Index	27.66%	8.79%	9.93%

The performance quoted represents past performance. Past performance does not guarantee future results. The performance results do not include adjustments made for financial reporting purposes in accordance with US GAAP, and may differ from financial highlights. The performance graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

The current performance may be lower or higher than the performance data quoted. Updated performance information is available at https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds.

Key Portfolio Statistics

Table Summary
Total Net Assets	$57,594,636
# of Portfolio Holdings	74
Portfolio Turnover Rate	33%
Total Advisory Fees Paid (Net of Waivers/Reimbursements)	$146,505

Top 10 Holdings (% of Net Assets)

Table Summary
Taiwan Semiconductor Manufacturing Co. Ltd.	7.6%
ASML Holding NV	4.2%
Samsung Electronics Co. Ltd.	3.9%
Banco Santander SA	2.3%
Keyence Corp.	2.0%
Anglo American PLC	2.0%
Recruit Holdings Co. Ltd.	2.0%
Piraeus Bank SA	2.0%
Compass Group PLC	1.8%
ABB Ltd.	1.8%

Sector Allocation (% of Net Assets)

Table Summary
Financials	24.4%
Information Technology	22.4%
Industrials	19.4%
Consumer Discretionary	9.7%
Health Care	5.8%
Materials	5.0%
Communication Services	3.6%
Consumer Staples	3.3%
Utilities	2.8%
Other (includes short-term investments)	3.6%

Additional Information

If you wish to view additional information about the Portfolio including, but not limited to, the prospectus, financial information and proxy voting information please visit: https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds#documents.

Lazard International Equity Select Portfolio

LZESX: Open Shares

Semi-Annual Shareholder Report - June 30, 2026

This semi-annual shareholder report contains important information about the Lazard International Equity Select Portfolio for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Portfolio at https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds#tsr. You can also request this information by contacting us at Contact.US@Lazard.com or (800) 823-6300.

What were the Portfolio costs for the last six months?

(based on a $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference1
Open Shares	$61	1.15%
Footnote	Description
Footnote[1]	Annualized

Portfolio Performance

Table Summary
	Open Shares	MSCI ACWI ex USA Index
6/16	$10,000	$10,000
7/16	$10,279	$10,495
8/16	$10,136	$10,561
9/16	$10,283	$10,691
10/16	$9,889	$10,537
11/16	$9,585	$10,294
12/16	$9,743	$10,557
1/17	$10,058	$10,931
2/17	$10,193	$11,105
3/17	$10,474	$11,387
4/17	$10,834	$11,631
5/17	$11,239	$12,008
6/17	$11,183	$12,045
7/17	$11,633	$12,489
8/17	$11,658	$12,555
9/17	$11,872	$12,788
10/17	$12,053	$13,028
11/17	$12,245	$13,134
12/17	$12,460	$13,428
1/18	$13,115	$14,175
2/18	$12,482	$13,507
3/18	$12,437	$13,269
4/18	$12,369	$13,481
5/18	$12,155	$13,169
6/18	$11,974	$12,922
7/18	$12,177	$13,231
8/18	$11,963	$12,954
9/18	$12,065	$13,013
10/18	$11,045	$11,955
11/18	$11,113	$12,068
12/18	$10,571	$11,522
1/19	$11,274	$12,392
2/19	$11,493	$12,634
3/19	$11,608	$12,709
4/19	$12,000	$13,045
5/19	$11,481	$12,345
6/19	$12,150	$13,088
7/19	$11,896	$12,930
8/19	$11,608	$12,531
9/19	$11,862	$12,853
10/19	$12,127	$13,302
11/19	$12,196	$13,419
12/19	$12,681	$14,000
1/20	$12,400	$13,624
2/20	$11,448	$12,547
3/20	$9,640	$10,730
4/20	$10,286	$11,543
5/20	$10,756	$11,921
6/20	$11,131	$12,460
7/20	$11,625	$13,015
8/20	$12,153	$13,573
9/20	$11,942	$13,239
10/20	$11,554	$12,954
11/20	$13,045	$14,697
12/20	$13,699	$15,491
1/21	$13,403	$15,525
2/21	$13,522	$15,832
3/21	$13,817	$16,032
4/21	$14,125	$16,504
5/21	$14,574	$17,021
6/21	$14,338	$16,910
7/21	$14,196	$16,632
8/21	$14,397	$16,948
9/21	$13,865	$16,405
10/21	$14,290	$16,797
11/21	$13,592	$16,040
12/21	$14,114	$16,703
1/22	$13,748	$16,088
2/22	$13,346	$15,769
3/22	$13,297	$15,795
4/22	$12,504	$14,803
5/22	$12,797	$14,909
6/22	$11,699	$13,626
7/22	$12,150	$14,093
8/22	$11,597	$13,640
9/22	$10,544	$12,277
10/22	$11,034	$12,643
11/22	$12,160	$14,136
12/22	$11,889	$14,030
1/23	$12,872	$15,168
2/23	$12,411	$14,636
3/23	$12,772	$14,994
4/23	$12,884	$15,254
5/23	$12,424	$14,699
6/23	$13,083	$15,359
7/23	$13,319	$15,983
8/23	$12,760	$15,262
9/23	$12,188	$14,780
10/23	$11,877	$14,170
11/23	$12,797	$15,445
12/23	$13,295	$16,221
1/24	$13,232	$16,060
2/24	$13,736	$16,467
3/24	$14,164	$16,981
4/24	$13,648	$16,677
5/24	$14,139	$17,161
6/24	$13,912	$17,144
7/24	$14,277	$17,541
8/24	$14,808	$18,041
9/24	$14,921	$18,527
10/24	$13,988	$17,618
11/24	$13,900	$17,458
12/24	$13,541	$17,119
1/25	$14,205	$17,809
2/25	$14,359	$18,056
3/25	$14,142	$18,015
4/25	$14,512	$18,665
5/25	$15,291	$19,520
6/25	$15,726	$20,183
7/25	$15,330	$20,125
8/25	$15,800	$20,823
9/25	$16,554	$21,573
10/25	$16,541	$22,009
11/25	$16,439	$22,004
12/25	$16,837	$22,663
1/26	$17,908	$24,019
2/26	$18,561	$25,225
3/26	$16,954	$22,503
4/26	$18,352	$24,675
5/26	$18,887	$25,917
6/26	$19,096	$25,765

Average Annual Total Returns (%)

Table Summary
Fund	1 Year	5 Years	10 Years
Open Shares	21.43%	5.90%	6.68%
MSCI ACWI ex USA Index	27.66%	8.79%	9.93%

The performance quoted represents past performance. Past performance does not guarantee future results. The performance results do not include adjustments made for financial reporting purposes in accordance with US GAAP, and may differ from financial highlights. The performance graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

The current performance may be lower or higher than the performance data quoted. Updated performance information is available at https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds.

Key Portfolio Statistics

Table Summary
Total Net Assets	$57,594,636
# of Portfolio Holdings	74
Portfolio Turnover Rate	33%
Total Advisory Fees Paid (Net of Waivers/Reimbursements)	$146,505

Top 10 Holdings (% of Net Assets)

Table Summary
Taiwan Semiconductor Manufacturing Co. Ltd.	7.6%
ASML Holding NV	4.2%
Samsung Electronics Co. Ltd.	3.9%
Banco Santander SA	2.3%
Keyence Corp.	2.0%
Anglo American PLC	2.0%
Recruit Holdings Co. Ltd.	2.0%
Piraeus Bank SA	2.0%
Compass Group PLC	1.8%
ABB Ltd.	1.8%

Sector Allocation (% of Net Assets)

Table Summary
Financials	24.4%
Information Technology	22.4%
Industrials	19.4%
Consumer Discretionary	9.7%
Health Care	5.8%
Materials	5.0%
Communication Services	3.6%
Consumer Staples	3.3%
Utilities	2.8%
Other (includes short-term investments)	3.6%

Additional Information

If you wish to view additional information about the Portfolio including, but not limited to, the prospectus, financial information and proxy voting information please visit: https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds#documents.

Lazard International Quality Growth Portfolio

ICMPX: Institutional Shares

Semi-Annual Shareholder Report - June 30, 2026

This semi-annual shareholder report contains important information about the Lazard International Quality Growth Portfolio for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Portfolio at https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds#tsr. You can also request this information by contacting us at Contact.US@Lazard.com or (800) 823-6300.

What were the Portfolio costs for the last six months?

(based on a $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference1
Institutional Shares	$41	0.85%
Footnote	Description
Footnote[1]	Annualized

Portfolio Performance

Table Summary
	Institutional Shares	MSCI ACWI ex USA Index	MSCI ACWI ex USA Growth Index
12/18	$10,000	$10,000	$10,000
1/19	$10,610	$10,756	$10,761
2/19	$10,990	$10,966	$11,051
3/19	$11,300	$11,031	$11,231
4/19	$11,700	$11,322	$11,585
5/19	$11,320	$10,715	$10,991
6/19	$12,030	$11,360	$11,720
7/19	$11,910	$11,222	$11,696
8/19	$11,680	$10,876	$11,484
9/19	$11,850	$11,156	$11,621
10/19	$12,190	$11,545	$12,043
11/19	$12,610	$11,647	$12,227
12/19	$13,006	$12,151	$12,734
1/20	$12,740	$11,825	$12,612
2/20	$12,002	$10,890	$11,691
3/20	$10,628	$9,313	$10,411
4/20	$11,428	$10,019	$11,309
5/20	$12,145	$10,347	$11,801
6/20	$12,576	$10,814	$12,400
7/20	$13,498	$11,297	$13,240
8/20	$14,246	$11,780	$13,780
9/20	$14,205	$11,491	$13,660
10/20	$13,939	$11,244	$13,420
11/20	$15,302	$12,756	$14,784
12/20	$16,121	$13,445	$15,561
1/21	$16,255	$13,475	$15,655
2/21	$16,214	$13,741	$15,599
3/21	$16,524	$13,915	$15,549
4/21	$17,269	$14,325	$16,123
5/21	$17,775	$14,773	$16,512
6/21	$17,796	$14,677	$16,576
7/21	$18,179	$14,435	$16,324
8/21	$18,571	$14,710	$16,693
9/21	$17,682	$14,239	$15,975
10/21	$18,189	$14,579	$16,470
11/21	$17,289	$13,922	$15,875
12/21	$17,731	$14,497	$16,354
1/22	$16,486	$13,963	$15,035
2/22	$15,905	$13,687	$14,615
3/22	$16,106	$13,709	$14,592
4/22	$14,871	$12,848	$13,506
5/22	$14,882	$12,940	$13,390
6/22	$13,636	$11,827	$12,299
7/22	$14,650	$12,232	$12,976
8/22	$13,721	$11,838	$12,470
9/22	$12,475	$10,655	$11,147
10/22	$13,161	$10,974	$11,366
11/22	$14,787	$12,269	$12,779
12/22	$14,167	$12,177	$12,584
1/23	$15,223	$13,165	$13,648
2/23	$14,754	$12,703	$13,064
3/23	$15,341	$13,014	$13,665
4/23	$15,575	$13,240	$13,803
5/23	$15,191	$12,758	$13,421
6/23	$15,949	$13,331	$13,930
7/23	$16,194	$13,873	$14,364
8/23	$15,426	$13,246	$13,632
9/23	$14,743	$12,828	$12,913
10/23	$14,338	$12,298	$12,410
11/23	$15,757	$13,406	$13,694
12/23	$16,693	$14,079	$14,349
1/24	$16,575	$13,939	$14,239
2/24	$17,197	$14,292	$14,784
3/24	$17,584	$14,739	$15,197
4/24	$16,532	$14,474	$14,777
5/24	$17,122	$14,894	$15,166
6/24	$17,380	$14,880	$15,307
7/24	$17,594	$15,225	$15,469
8/24	$18,475	$15,658	$15,961
9/24	$18,979	$16,080	$16,366
10/24	$18,035	$15,291	$15,534
11/24	$18,056	$15,153	$15,406
12/24	$17,629	$14,858	$15,077
1/25	$18,755	$15,457	$15,718
2/25	$18,523	$15,671	$15,730
3/25	$17,960	$15,636	$15,372
4/25	$18,667	$16,200	$15,999
5/25	$19,407	$16,943	$16,806
6/25	$19,639	$17,517	$17,473
7/25	$19,252	$17,467	$17,261
8/25	$19,551	$18,073	$17,747
9/25	$20,026	$18,724	$18,470
10/25	$19,948	$19,103	$18,916
11/25	$19,672	$19,098	$18,576
12/25	$19,689	$19,670	$18,944
1/26	$19,954	$20,847	$19,990
2/26	$19,447	$21,894	$20,783
3/26	$17,868	$19,532	$18,258
4/26	$18,859	$21,416	$20,296
5/26	$19,240	$22,495	$21,428
6/26	$18,975	$22,362	$21,369

Average Annual Total Returns (%)

Table Summary
Fund	1 Year	5 Years	Since Inception 12/31/18
Institutional Shares	(3.38%)	1.29%	8.92%
MSCI ACWI ex USA Index	27.66%	8.79%	11.33%
MSCI ACWI ex USA Growth Index	22.30%	5.21%	10.66%

The performance quoted represents past performance. Past performance does not guarantee future results. The performance results do not include adjustments made for financial reporting purposes in accordance with US GAAP, and may differ from financial highlights. The performance graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

The current performance may be lower or higher than the performance data quoted. Updated performance information is available at https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds.

Key Portfolio Statistics

Table Summary
Total Net Assets	$525,707,360
# of Portfolio Holdings	47
Portfolio Turnover Rate	15%
Total Advisory Fees Paid (Net of Waivers/Reimbursements)	$1,957,819

Top 10 Holdings (% of Net Assets)

Table Summary
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	5.0%
Novo Nordisk AS, Class B	4.0%
Tencent Holdings Ltd.	3.8%
ASML Holding NV	3.4%
Unilever PLC	3.3%
Recruit Holdings Co. Ltd.	2.9%
Assa Abloy AB, Class B	2.8%
Aon PLC, Class A	2.7%
HDFC Bank Ltd. ADR	2.6%
InterContinental Hotels Group PLC	2.6%

Sector Allocation (% of Net Assets)

Table Summary
Industrials	21.9%
Information Technology	21.8%
Financials	15.5%
Health Care	15.3%
Consumer Staples	9.6%
Communication Services	7.8%
Consumer Discretionary	6.2%
Other (includes short-term investments)	1.9%

Additional Information

If you wish to view additional information about the Portfolio including, but not limited to, the prospectus, financial information and proxy voting information please visit: https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds#documents.

Lazard International Quality Growth Portfolio

OCMPX: Open Shares

Semi-Annual Shareholder Report - June 30, 2026

This semi-annual shareholder report contains important information about the Lazard International Quality Growth Portfolio for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Portfolio at https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds#tsr. You can also request this information by contacting us at Contact.US@Lazard.com or (800) 823-6300.

What were the Portfolio costs for the last six months?

(based on a $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference1
Open Shares	$54	1.10%
Footnote	Description
Footnote[1]	Annualized

Portfolio Performance

Table Summary
	Open Shares	MSCI ACWI ex USA Index	MSCI ACWI ex USA Growth Index
12/18	$10,000	$10,000	$10,000
1/19	$10,610	$10,756	$10,761
2/19	$10,980	$10,966	$11,051
3/19	$11,290	$11,031	$11,231
4/19	$11,690	$11,322	$11,585
5/19	$11,310	$10,715	$10,991
6/19	$12,000	$11,360	$11,720
7/19	$11,880	$11,222	$11,696
8/19	$11,650	$10,876	$11,484
9/19	$11,820	$11,156	$11,621
10/19	$12,150	$11,545	$12,043
11/19	$12,580	$11,647	$12,227
12/19	$12,966	$12,151	$12,734
1/20	$12,700	$11,825	$12,612
2/20	$11,962	$10,890	$11,691
3/20	$10,588	$9,313	$10,411
4/20	$11,377	$10,019	$11,309
5/20	$12,095	$10,347	$11,801
6/20	$12,515	$10,814	$12,400
7/20	$13,427	$11,297	$13,240
8/20	$14,176	$11,780	$13,780
9/20	$14,135	$11,491	$13,660
10/20	$13,858	$11,244	$13,420
11/20	$15,211	$12,756	$14,784
12/20	$16,030	$13,445	$15,561
1/21	$16,154	$13,475	$15,655
2/21	$16,113	$13,741	$15,599
3/21	$16,423	$13,915	$15,549
4/21	$17,157	$14,325	$16,123
5/21	$17,653	$14,773	$16,512
6/21	$17,674	$14,677	$16,576
7/21	$18,046	$14,435	$16,324
8/21	$18,428	$14,710	$16,693
9/21	$17,550	$14,239	$15,975
10/21	$18,056	$14,579	$16,470
11/21	$17,147	$13,922	$15,875
12/21	$17,584	$14,497	$16,354
1/22	$16,342	$13,963	$15,035
2/22	$15,763	$13,687	$14,615
3/22	$15,963	$13,709	$14,592
4/22	$14,731	$12,848	$13,506
5/22	$14,741	$12,940	$13,390
6/22	$13,509	$11,827	$12,299
7/22	$14,510	$12,232	$12,976
8/22	$13,583	$11,838	$12,470
9/22	$12,340	$10,655	$11,147
10/22	$13,025	$10,974	$11,366
11/22	$14,625	$12,269	$12,779
12/22	$14,014	$12,177	$12,584
1/23	$15,054	$13,165	$13,648
2/23	$14,587	$12,703	$13,064
3/23	$15,171	$13,014	$13,665
4/23	$15,394	$13,240	$13,803
5/23	$15,011	$12,758	$13,421
6/23	$15,755	$13,331	$13,930
7/23	$15,999	$13,873	$14,364
8/23	$15,245	$13,246	$13,632
9/23	$14,555	$12,828	$12,913
10/23	$14,152	$12,298	$12,410
11/23	$15,553	$13,406	$13,694
12/23	$16,475	$14,079	$14,349
1/24	$16,348	$13,939	$14,239
2/24	$16,966	$14,292	$14,784
3/24	$17,339	$14,739	$15,197
4/24	$16,294	$14,474	$14,777
5/24	$16,880	$14,894	$15,166
6/24	$17,126	$14,880	$15,307
7/24	$17,339	$15,225	$15,469
8/24	$18,202	$15,658	$15,961
9/24	$18,703	$16,080	$16,366
10/24	$17,765	$15,291	$15,534
11/24	$17,776	$15,153	$15,406
12/24	$17,361	$14,858	$15,077
1/25	$18,455	$15,457	$15,718
2/25	$18,225	$15,671	$15,730
3/25	$17,678	$15,636	$15,372
4/25	$18,367	$16,200	$15,999
5/25	$19,089	$16,943	$16,806
6/25	$19,308	$17,517	$17,473
7/25	$18,925	$17,467	$17,261
8/25	$19,210	$18,073	$17,747
9/25	$19,680	$18,724	$18,470
10/25	$19,593	$19,103	$18,916
11/25	$19,319	$19,098	$18,576
12/25	$19,329	$19,670	$18,944
1/26	$19,591	$20,847	$19,990
2/26	$19,078	$21,894	$20,783
3/26	$17,529	$19,532	$18,258
4/26	$18,498	$21,416	$20,296
5/26	$18,862	$22,495	$21,428
6/26	$18,600	$22,362	$21,369

Average Annual Total Returns (%)

Table Summary
Fund	1 Year	5 Years	Since Inception 12/31/18
Open Shares	(3.67%)	1.03%	8.63%
MSCI ACWI ex USA Index	27.66%	8.79%	11.33%
MSCI ACWI ex USA Growth Index	22.30%	5.21%	10.66%

The performance quoted represents past performance. Past performance does not guarantee future results. The performance results do not include adjustments made for financial reporting purposes in accordance with US GAAP, and may differ from financial highlights. The performance graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

The current performance may be lower or higher than the performance data quoted. Updated performance information is available at https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds.

Key Portfolio Statistics

Table Summary
Total Net Assets	$525,707,360
# of Portfolio Holdings	47
Portfolio Turnover Rate	15%
Total Advisory Fees Paid (Net of Waivers/Reimbursements)	$1,957,819

Top 10 Holdings (% of Net Assets)

Table Summary
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	5.0%
Novo Nordisk AS, Class B	4.0%
Tencent Holdings Ltd.	3.8%
ASML Holding NV	3.4%
Unilever PLC	3.3%
Recruit Holdings Co. Ltd.	2.9%
Assa Abloy AB, Class B	2.8%
Aon PLC, Class A	2.7%
HDFC Bank Ltd. ADR	2.6%
InterContinental Hotels Group PLC	2.6%

Sector Allocation (% of Net Assets)

Table Summary
Industrials	21.9%
Information Technology	21.8%
Financials	15.5%
Health Care	15.3%
Consumer Staples	9.6%
Communication Services	7.8%
Consumer Discretionary	6.2%
Other (includes short-term investments)	1.9%

Additional Information

If you wish to view additional information about the Portfolio including, but not limited to, the prospectus, financial information and proxy voting information please visit: https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds#documents.

Lazard International Quality Growth Portfolio

RCMPX: R6 Shares

Semi-Annual Shareholder Report - June 30, 2026

This semi-annual shareholder report contains important information about the Lazard International Quality Growth Portfolio for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Portfolio at https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds#tsr. You can also request this information by contacting us at Contact.US@Lazard.com or (800) 823-6300.

What were the Portfolio costs for the last six months?

(based on a $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference1
R6 Shares	$39	0.80%
Footnote	Description
Footnote[1]	Annualized

Portfolio Performance

Table Summary
	R6 Shares	MSCI ACWI ex USA Index	MSCI ACWI ex USA Growth Index
2/23	$1,000,000	$1,000,000	$1,000,000
2/23	$988,563	$990,236	$988,096
3/23	$1,027,877	$1,014,443	$1,033,560
4/23	$1,043,603	$1,032,067	$1,044,020
5/23	$1,017,870	$994,543	$1,015,109
6/23	$1,068,620	$1,039,167	$1,053,658
7/23	$1,085,061	$1,081,416	$1,086,488
8/23	$1,034,310	$1,032,573	$1,031,081
9/23	$987,848	$999,960	$976,674
10/23	$960,686	$958,703	$938,661
11/23	$1,055,754	$1,045,000	$1,035,806
12/23	$1,119,034	$1,097,503	$1,085,329
1/24	$1,111,118	$1,086,602	$1,077,037
2/24	$1,152,856	$1,114,111	$1,118,210
3/24	$1,178,763	$1,148,938	$1,149,477
4/24	$1,108,239	$1,128,306	$1,117,682
5/24	$1,148,539	$1,161,060	$1,147,142
6/24	$1,165,090	$1,159,956	$1,157,796
7/24	$1,180,203	$1,186,814	$1,170,018
8/24	$1,239,213	$1,220,613	$1,207,232
9/24	$1,273,036	$1,253,482	$1,237,918
10/24	$1,209,708	$1,191,979	$1,174,978
11/24	$1,211,147	$1,181,189	$1,165,280
12/24	$1,182,346	$1,158,238	$1,140,351
1/25	$1,257,910	$1,204,908	$1,188,832
2/25	$1,242,353	$1,221,631	$1,189,743
3/25	$1,205,312	$1,218,860	$1,162,727
4/25	$1,252,724	$1,262,863	$1,210,110
5/25	$1,302,359	$1,320,718	$1,271,201
6/25	$1,317,916	$1,365,522	$1,321,615
7/25	$1,291,988	$1,361,616	$1,305,557
8/25	$1,311,990	$1,408,859	$1,342,366
9/25	$1,343,845	$1,459,621	$1,397,060
10/25	$1,338,659	$1,489,121	$1,430,741
11/25	$1,320,139	$1,488,741	$1,405,023
12/25	$1,321,824	$1,533,357	$1,432,869
1/26	$1,339,613	$1,625,077	$1,511,988
2/26	$1,304,808	$1,706,686	$1,571,942
3/26	$1,198,845	$1,522,537	$1,381,018
4/26	$1,265,362	$1,669,474	$1,535,123
5/26	$1,290,886	$1,753,517	$1,620,774
6/26	$1,273,870	$1,743,190	$1,616,311

Average Annual Total Returns (%)

Table Summary
Fund	1 Year	Since Inception 2/22/23
R6 Shares	(3.34%)	7.49%
MSCI ACWI ex USA Index	27.66%	18.02%
MSCI ACWI ex USA Growth Index	22.30%	15.39%

The performance quoted represents past performance. Past performance does not guarantee future results. The performance results do not include adjustments made for financial reporting purposes in accordance with US GAAP, and may differ from financial highlights. The performance graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

The current performance may be lower or higher than the performance data quoted. Updated performance information is available at https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds.

Key Portfolio Statistics

Table Summary
Total Net Assets	$525,707,360
# of Portfolio Holdings	47
Portfolio Turnover Rate	15%
Total Advisory Fees Paid (Net of Waivers/Reimbursements)	$1,957,819

Top 10 Holdings (% of Net Assets)

Table Summary
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	5.0%
Novo Nordisk AS, Class B	4.0%
Tencent Holdings Ltd.	3.8%
ASML Holding NV	3.4%
Unilever PLC	3.3%
Recruit Holdings Co. Ltd.	2.9%
Assa Abloy AB, Class B	2.8%
Aon PLC, Class A	2.7%
HDFC Bank Ltd. ADR	2.6%
InterContinental Hotels Group PLC	2.6%

Sector Allocation (% of Net Assets)

Table Summary
Industrials	21.9%
Information Technology	21.8%
Financials	15.5%
Health Care	15.3%
Consumer Staples	9.6%
Communication Services	7.8%
Consumer Discretionary	6.2%
Other (includes short-term investments)	1.9%

Additional Information

If you wish to view additional information about the Portfolio including, but not limited to, the prospectus, financial information and proxy voting information please visit: https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds#documents.

Lazard Global Small Cap Equity Portfolio

LZISX: Institutional Shares

Semi-Annual Shareholder Report - June 30, 2026

This semi-annual shareholder report contains important information about the Lazard Global Small Cap Equity Portfolio for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Portfolio at https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds#tsr. You can also request this information by contacting us at Contact.US@Lazard.com or (800) 823-6300.

What were the Portfolio costs for the last six months?

(based on a $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference1
Institutional Shares	$59	1.03%
Footnote	Description
Footnote[1]	Annualized

Portfolio Performance

Table Summary
	Institutional Shares	MSCI World Investable Market Index (IMI)	MSCI EAFE/World Small Cap Linked Index	MSCI EAFE Investable Market Index (IMI)
6/16	$10,000	$10,000	$10,000	$10,000
7/16	$10,378	$10,440	$10,613	$10,522
8/16	$10,187	$10,449	$10,550	$10,519
9/16	$10,504	$10,518	$10,864	$10,674
10/16	$10,014	$10,290	$10,556	$10,444
11/16	$9,765	$10,476	$10,260	$10,224
12/16	$9,824	$10,726	$10,554	$10,565
1/17	$10,135	$10,984	$10,926	$10,881
2/17	$10,233	$11,279	$11,171	$11,049
3/17	$10,505	$11,394	$11,395	$11,342
4/17	$11,099	$11,571	$11,883	$11,658
5/17	$11,469	$11,792	$12,321	$12,086
6/17	$11,479	$11,856	$12,318	$12,067
7/17	$11,985	$12,138	$12,765	$12,428
8/17	$12,092	$12,151	$12,869	$12,439
9/17	$12,511	$12,452	$13,237	$12,755
10/17	$12,793	$12,680	$13,460	$12,952
11/17	$13,066	$12,955	$13,673	$13,098
12/17	$13,426	$13,133	$14,038	$13,329
1/18	$14,040	$13,795	$14,756	$13,999
2/18	$13,417	$13,226	$14,232	$13,388
3/18	$13,524	$12,978	$14,072	$13,160
4/18	$13,358	$13,123	$14,263	$13,442
5/18	$13,241	$13,241	$14,126	$13,166
6/18	$13,047	$13,230	$13,851	$12,990
7/18	$13,154	$13,608	$13,942	$13,275
8/18	$12,859	$13,794	$13,830	$13,041
9/18	$12,660	$13,833	$13,730	$13,123
10/18	$11,099	$12,769	$12,408	$12,046
11/18	$10,960	$12,906	$12,321	$12,021
12/18	$10,085	$11,897	$11,526	$11,409
1/19	$11,069	$12,861	$12,455	$12,183
2/19	$11,312	$13,260	$12,734	$12,488
3/19	$11,150	$13,400	$12,754	$12,559
4/19	$11,545	$13,868	$13,139	$12,915
5/19	$11,089	$13,054	$12,444	$12,286
6/19	$11,525	$13,901	$12,972	$12,985
7/19	$11,261	$13,971	$12,880	$12,831
8/19	$11,041	$13,662	$12,562	$12,500
9/19	$11,312	$13,951	$12,916	$12,858
10/19	$11,781	$14,310	$13,503	$13,337
11/19	$12,156	$14,717	$13,801	$13,508
12/19	$12,709	$15,166	$14,404	$13,969
1/20	$12,365	$15,033	$13,986	$13,660
2/20	$11,312	$13,749	$12,615	$12,411
3/20	$9,352	$11,804	$10,440	$10,685
4/20	$10,332	$13,126	$11,525	$11,433
5/20	$11,082	$13,793	$12,347	$11,976
6/20	$11,489	$14,157	$12,516	$12,349
7/20	$11,854	$14,820	$12,937	$12,655
8/20	$12,430	$15,794	$13,901	$13,347
9/20	$12,323	$15,272	$13,798	$13,035
10/20	$11,992	$14,857	$13,318	$12,525
11/20	$13,477	$16,802	$15,148	$14,434
12/20	$14,417	$17,577	$16,182	$15,151
1/21	$14,406	$17,469	$16,122	$15,006
2/21	$14,726	$17,970	$16,548	$15,352
3/21	$14,908	$18,540	$16,910	$15,702
4/21	$15,869	$19,385	$17,590	$16,198
5/21	$16,264	$19,649	$17,942	$16,696
6/21	$16,136	$19,909	$17,645	$16,494
7/21	$16,381	$20,203	$17,945	$16,643
8/21	$17,037	$20,704	$18,462	$16,965
9/21	$16,410	$19,871	$17,803	$16,455
10/21	$16,669	$20,945	$18,082	$16,837
11/21	$15,729	$20,417	$17,071	$16,028
12/21	$16,122	$21,275	$17,816	$16,830
1/22	$15,021	$20,091	$16,512	$15,952
2/22	$14,435	$19,648	$16,303	$15,682
3/22	$14,288	$20,144	$16,296	$15,766
4/22	$13,378	$18,483	$15,178	$14,737
5/22	$13,305	$18,491	$15,068	$14,815
6/22	$11,589	$16,859	$13,414	$13,402
7/22	$12,366	$18,221	$14,301	$14,102
8/22	$11,412	$17,480	$13,667	$13,439
9/22	$10,262	$15,835	$12,095	$12,139
10/22	$10,768	$16,988	$12,607	$12,771
11/22	$12,133	$18,153	$13,857	$14,184
12/22	$11,878	$17,399	$14,005	$14,216
1/23	$12,913	$18,675	$15,051	$15,354
2/23	$12,620	$18,234	$14,724	$15,032
3/23	$12,743	$18,676	$14,694	$15,347
4/23	$12,898	$18,965	$14,990	$15,762
5/23	$12,480	$18,738	$14,364	$15,097
6/23	$12,620	$19,876	$14,779	$15,749
7/23	$12,913	$20,577	$15,434	$16,284
8/23	$12,565	$20,054	$14,921	$15,672
9/23	$11,838	$19,168	$14,260	$15,114
10/23	$11,219	$18,546	$13,423	$14,464
11/23	$12,364	$20,284	$14,772	$15,821
12/23	$13,251	$21,379	$15,849	$16,705
1/24	$12,872	$21,544	$15,587	$16,749
2/24	$12,761	$22,437	$15,647	$17,023
3/24	$13,077	$23,174	$16,229	$17,593
4/24	$12,588	$22,278	$15,747	$17,132
5/24	$13,077	$23,275	$16,429	$17,806
6/24	$12,888	$23,651	$15,929	$17,484
7/24	$13,771	$24,189	$16,838	$18,063
8/24	$14,206	$24,774	$17,171	$18,618
9/24	$14,254	$25,229	$17,609	$18,832
10/24	$13,086	$24,709	$16,505	$17,786
11/24	$12,991	$25,891	$16,517	$17,701
12/24	$12,762	$25,124	$16,137	$17,298
1/25	$13,356	$26,009	$16,693	$18,163
2/25	$13,260	$25,753	$16,644	$18,460
3/25	$13,356	$24,625	$16,732	$18,409
4/25	$14,192	$24,839	$17,703	$19,284
5/25	$15,446	$26,306	$18,695	$20,194
6/25	$16,105	$27,453	$19,508	$20,700
7/25	$16,169	$27,804	$19,492	$20,449
8/25	$16,974	$28,603	$20,393	$21,332
9/25	$16,909	$29,485	$20,797	$21,730
10/25	$17,038	$30,019	$20,833	$21,923
11/25	$17,071	$30,148	$21,188	$22,078
12/25	$17,346	$30,395	$21,385	$22,717
1/26	$18,853	$31,183	$22,599	$23,921
2/26	$19,541	$31,517	$23,484	$25,033
3/26	$18,247	$29,464	$21,677	$22,435
4/26	$21,212	$32,274	$23,645	$24,153
5/26	$22,146	$33,717	$24,540	$24,925
6/26	$22,555	$33,560	$24,941	$24,805

Average Annual Total Returns (%)

Table Summary
Fund	1 Year	5 Years	10 Years
Institutional Shares	40.05%	6.93%	8.47%
MSCI World Investable Market Index (IMI)	22.24%	11.01%	12.87%
MSCI EAFE/World Small Cap Linked Index	27.85%	7.17%	9.57%
MSCI EAFE Investable Market Index (IMI)	19.83%	8.50%	9.51%

The performance quoted represents past performance. Past performance does not guarantee future results. The performance results do not include adjustments made for financial reporting purposes in accordance with US GAAP, and may differ from financial highlights. The performance graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

The current performance may be lower or higher than the performance data quoted. Updated performance information is available at https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds.

Key Portfolio Statistics

Table Summary
Total Net Assets	$21,021,832
# of Portfolio Holdings	73
Portfolio Turnover Rate	85%
Total Advisory Fees Paid (Net of Waivers/Reimbursements)	$0

Top 10 Holdings (% of Net Assets)

Table Summary
Credo Technology Group Holding Ltd.	3.4%
Floor & Decor Holdings, Inc., Class A	3.2%
DigitalOcean Holdings, Inc.	3.1%
First Watch Restaurant Group, Inc.	2.8%
RH	2.7%
Advanced Energy Industries, Inc.	2.7%
Ebara Corp.	2.2%
Nichias Corp.	2.1%
Rambus, Inc.	2.0%
Cohu, Inc.	2.0%

Sector Allocation (% of Net Assets)

Table Summary
Industrials	26.2%
Information Technology	22.6%
Consumer Discretionary	19.0%
Financials	7.8%
Materials	5.6%
Energy	5.2%
Consumer Staples	4.0%
Health Care	3.8%
Other (includes short-term investments)	5.8%

Additional Information

If you wish to view additional information about the Portfolio including, but not limited to, the prospectus, financial information and proxy voting information please visit: https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds#documents.

Lazard Global Small Cap Equity Portfolio

LZSMX: Open Shares

Semi-Annual Shareholder Report - June 30, 2026

This semi-annual shareholder report contains important information about the Lazard Global Small Cap Equity Portfolio for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Portfolio at https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds#tsr. You can also request this information by contacting us at Contact.US@Lazard.com or (800) 823-6300.

What were the Portfolio costs for the last six months?

(based on a $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference1
Open Shares	$73	1.28%
Footnote	Description
Footnote[1]	Annualized

Portfolio Performance

Table Summary
	Open Shares	MSCI World Investable Market Index (IMI)	MSCI EAFE/World Small Cap Linked Index	MSCI EAFE Investable Market Index (IMI)
6/16	$10,000	$10,000	$10,000	$10,000
7/16	$10,378	$10,440	$10,613	$10,522
8/16	$10,181	$10,449	$10,550	$10,519
9/16	$10,497	$10,518	$10,864	$10,674
10/16	$10,018	$10,290	$10,556	$10,444
11/16	$9,760	$10,476	$10,260	$10,224
12/16	$9,813	$10,726	$10,554	$10,565
1/17	$10,123	$10,984	$10,926	$10,881
2/17	$10,220	$11,279	$11,171	$11,049
3/17	$10,491	$11,394	$11,395	$11,342
4/17	$11,081	$11,571	$11,883	$11,658
5/17	$11,449	$11,792	$12,321	$12,086
6/17	$11,459	$11,856	$12,318	$12,067
7/17	$11,962	$12,138	$12,765	$12,428
8/17	$12,068	$12,151	$12,869	$12,439
9/17	$12,475	$12,452	$13,237	$12,755
10/17	$12,755	$12,680	$13,460	$12,952
11/17	$13,026	$12,955	$13,673	$13,098
12/17	$13,375	$13,133	$14,038	$13,329
1/18	$13,984	$13,795	$14,756	$13,999
2/18	$13,365	$13,226	$14,232	$13,388
3/18	$13,462	$12,978	$14,072	$13,160
4/18	$13,307	$13,123	$14,263	$13,442
5/18	$13,181	$13,241	$14,126	$13,166
6/18	$12,988	$13,230	$13,851	$12,990
7/18	$13,094	$13,608	$13,942	$13,275
8/18	$12,788	$13,794	$13,830	$13,041
9/18	$12,591	$13,833	$13,730	$13,123
10/18	$11,033	$12,769	$12,408	$12,046
11/18	$10,905	$12,906	$12,321	$12,021
12/18	$10,019	$11,897	$11,526	$11,409
1/19	$10,993	$12,861	$12,455	$12,183
2/19	$11,235	$13,260	$12,734	$12,488
3/19	$11,074	$13,400	$12,754	$12,559
4/19	$11,466	$13,868	$13,139	$12,915
5/19	$11,003	$13,054	$12,444	$12,286
6/19	$11,436	$13,901	$12,972	$12,985
7/19	$11,174	$13,971	$12,880	$12,831
8/19	$10,956	$13,662	$12,562	$12,500
9/19	$11,214	$13,951	$12,916	$12,858
10/19	$11,690	$14,310	$13,503	$13,337
11/19	$12,051	$14,717	$13,801	$13,508
12/19	$12,599	$15,166	$14,404	$13,969
1/20	$12,258	$15,033	$13,986	$13,660
2/20	$11,214	$13,749	$12,615	$12,411
3/20	$9,261	$11,804	$10,440	$10,685
4/20	$10,232	$13,126	$11,525	$11,433
5/20	$10,976	$13,793	$12,347	$11,976
6/20	$11,369	$14,157	$12,516	$12,349
7/20	$11,731	$14,820	$12,937	$12,655
8/20	$12,303	$15,794	$13,901	$13,347
9/20	$12,197	$15,272	$13,798	$13,035
10/20	$11,870	$14,857	$13,318	$12,525
11/20	$13,327	$16,802	$15,148	$14,434
12/20	$14,256	$17,577	$16,182	$15,151
1/21	$14,235	$17,469	$16,122	$15,006
2/21	$14,552	$17,970	$16,548	$15,352
3/21	$14,731	$18,540	$16,910	$15,702
4/21	$15,682	$19,385	$17,590	$16,198
5/21	$16,062	$19,649	$17,942	$16,696
6/21	$15,935	$19,909	$17,645	$16,494
7/21	$16,178	$20,203	$17,945	$16,643
8/21	$16,826	$20,704	$18,462	$16,965
9/21	$16,208	$19,871	$17,803	$16,455
10/21	$16,453	$20,945	$18,082	$16,837
11/21	$15,525	$20,417	$17,071	$16,028
12/21	$15,911	$21,275	$17,816	$16,830
1/22	$14,814	$20,091	$16,512	$15,952
2/22	$14,237	$19,648	$16,303	$15,682
3/22	$14,079	$20,144	$16,296	$15,766
4/22	$13,184	$18,483	$15,178	$14,737
5/22	$13,112	$18,491	$15,068	$14,815
6/22	$11,425	$16,859	$13,414	$13,402
7/22	$12,175	$18,221	$14,301	$14,102
8/22	$11,236	$17,480	$13,667	$13,439
9/22	$10,105	$15,835	$12,095	$12,139
10/22	$10,603	$16,988	$12,607	$12,771
11/22	$11,945	$18,153	$13,857	$14,184
12/22	$11,695	$17,399	$14,005	$14,216
1/23	$12,710	$18,675	$15,051	$15,354
2/23	$12,407	$18,234	$14,724	$15,032
3/23	$12,529	$18,676	$14,694	$15,347
4/23	$12,680	$18,965	$14,990	$15,762
5/23	$12,271	$18,738	$14,364	$15,097
6/23	$12,407	$19,876	$14,779	$15,749
7/23	$12,695	$20,577	$15,434	$16,284
8/23	$12,354	$20,054	$14,921	$15,672
9/23	$11,626	$19,168	$14,260	$15,114
10/23	$11,019	$18,546	$13,423	$14,464
11/23	$12,127	$20,284	$14,772	$15,821
12/23	$13,010	$21,379	$15,849	$16,705
1/24	$12,624	$21,544	$15,587	$16,749
2/24	$12,531	$22,437	$15,647	$17,023
3/24	$12,824	$23,174	$16,229	$17,593
4/24	$12,346	$22,278	$15,747	$17,132
5/24	$12,824	$23,275	$16,429	$17,806
6/24	$12,639	$23,651	$15,929	$17,484
7/24	$13,503	$24,189	$16,838	$18,063
8/24	$13,914	$24,774	$17,171	$18,618
9/24	$13,960	$25,229	$17,609	$18,832
10/24	$12,818	$24,709	$16,505	$17,786
11/24	$12,725	$25,891	$16,517	$17,701
12/24	$12,500	$25,124	$16,137	$17,298
1/25	$13,081	$26,009	$16,693	$18,163
2/25	$12,987	$25,753	$16,644	$18,460
3/25	$13,065	$24,625	$16,732	$18,409
4/25	$13,881	$24,839	$17,703	$19,284
5/25	$15,104	$26,306	$18,695	$20,194
6/25	$15,747	$27,453	$19,508	$20,700
7/25	$15,810	$27,804	$19,492	$20,449
8/25	$16,595	$28,603	$20,393	$21,332
9/25	$16,516	$29,485	$20,797	$21,730
10/25	$16,658	$30,019	$20,833	$21,923
11/25	$16,674	$30,148	$21,188	$22,078
12/25	$16,948	$30,395	$21,385	$22,717
1/26	$18,399	$31,183	$22,599	$23,921
2/26	$19,085	$31,517	$23,484	$25,033
3/26	$17,809	$29,464	$21,677	$22,435
4/26	$20,711	$32,274	$23,645	$24,153
5/26	$21,604	$33,717	$24,540	$24,925
6/26	$22,003	$33,560	$24,941	$24,805

Average Annual Total Returns (%)

Table Summary
Fund	1 Year	5 Years	10 Years
Open Shares	39.73%	6.67%	8.21%
MSCI World Investable Market Index (IMI)	22.24%	11.01%	12.87%
MSCI EAFE/World Small Cap Linked Index	27.85%	7.17%	9.57%
MSCI EAFE Investable Market Index (IMI)	19.83%	8.50%	9.51%

The performance quoted represents past performance. Past performance does not guarantee future results. The performance results do not include adjustments made for financial reporting purposes in accordance with US GAAP, and may differ from financial highlights. The performance graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

The current performance may be lower or higher than the performance data quoted. Updated performance information is available at https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds.

Key Portfolio Statistics

Table Summary
Total Net Assets	$21,021,832
# of Portfolio Holdings	73
Portfolio Turnover Rate	85%
Total Advisory Fees Paid (Net of Waivers/Reimbursements)	$0

Top 10 Holdings (% of Net Assets)

Table Summary
Credo Technology Group Holding Ltd.	3.4%
Floor & Decor Holdings, Inc., Class A	3.2%
DigitalOcean Holdings, Inc.	3.1%
First Watch Restaurant Group, Inc.	2.8%
RH	2.7%
Advanced Energy Industries, Inc.	2.7%
Ebara Corp.	2.2%
Nichias Corp.	2.1%
Rambus, Inc.	2.0%
Cohu, Inc.	2.0%

Sector Allocation (% of Net Assets)

Table Summary
Industrials	26.2%
Information Technology	22.6%
Consumer Discretionary	19.0%
Financials	7.8%
Materials	5.6%
Energy	5.2%
Consumer Staples	4.0%
Health Care	3.8%
Other (includes short-term investments)	5.8%

Additional Information

If you wish to view additional information about the Portfolio including, but not limited to, the prospectus, financial information and proxy voting information please visit: https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds#documents.

Lazard International Strategic Equity Portfolio

LISIX: Institutional Shares

Semi-Annual Shareholder Report - June 30, 2026

This semi-annual shareholder report contains important information about the Lazard International Strategic Equity Portfolio for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Portfolio at https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds#tsr. You can also request this information by contacting us at Contact.US@Lazard.com or (800) 823-6300.

What were the Portfolio costs for the last six months?

(based on a $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference1
Institutional Shares	$45	0.85%
Footnote	Description
Footnote[1]	Annualized

Portfolio Performance

Table Summary
	Institutional Shares	MSCI EAFE Index
6/16	$10,000	$10,000
7/16	$10,244	$10,507
8/16	$10,122	$10,514
9/16	$10,221	$10,643
10/16	$9,832	$10,426
11/16	$9,505	$10,218
12/16	$9,635	$10,567
1/17	$9,867	$10,874
2/17	$9,937	$11,030
3/17	$10,185	$11,333
4/17	$10,549	$11,622
5/17	$11,005	$12,048
6/17	$10,982	$12,027
7/17	$11,408	$12,374
8/17	$11,393	$12,369
9/17	$11,610	$12,677
10/17	$11,811	$12,869
11/17	$12,036	$13,004
12/17	$12,318	$13,213
1/18	$13,111	$13,876
2/18	$12,569	$13,249
3/18	$12,601	$13,011
4/18	$12,593	$13,308
5/18	$12,569	$13,009
6/18	$12,342	$12,850
7/18	$12,507	$13,166
8/18	$12,375	$12,912
9/18	$12,493	$13,024
10/18	$11,442	$11,987
11/18	$11,598	$11,972
12/18	$11,043	$11,391
1/19	$11,797	$12,139
2/19	$12,183	$12,449
3/19	$12,311	$12,527
4/19	$12,680	$12,880
5/19	$12,088	$12,261
6/19	$12,748	$12,988
7/19	$12,508	$12,824
8/19	$12,306	$12,491
9/19	$12,555	$12,849
10/19	$12,787	$13,311
11/19	$12,967	$13,461
12/19	$13,423	$13,898
1/20	$13,231	$13,608
2/20	$12,219	$12,378
3/20	$10,229	$10,726
4/20	$10,945	$11,419
5/20	$11,495	$11,916
6/20	$11,870	$12,322
7/20	$12,332	$12,609
8/20	$13,069	$13,257
9/20	$12,666	$12,913
10/20	$12,238	$12,397
11/20	$14,144	$14,319
12/20	$14,844	$14,985
1/21	$14,447	$14,825
2/21	$14,826	$15,158
3/21	$15,258	$15,506
4/21	$15,929	$15,973
5/21	$16,370	$16,494
6/21	$15,955	$16,308
7/21	$16,079	$16,431
8/21	$16,488	$16,721
9/21	$15,861	$16,235
10/21	$16,205	$16,635
11/21	$15,181	$15,860
12/21	$15,733	$16,672
1/22	$15,147	$15,867
2/22	$14,724	$15,586
3/22	$14,407	$15,686
4/22	$13,561	$14,672
5/22	$13,859	$14,782
6/22	$12,725	$13,410
7/22	$13,379	$14,078
8/22	$12,562	$13,410
9/22	$11,428	$12,155
10/22	$12,216	$12,809
11/22	$13,475	$14,252
12/22	$13,078	$14,263
1/23	$14,053	$15,418
2/23	$13,624	$15,096
3/23	$14,101	$15,470
4/23	$14,160	$15,907
5/23	$14,004	$15,234
6/23	$14,647	$15,927
7/23	$14,793	$16,443
8/23	$14,300	$15,813
9/23	$13,686	$15,273
10/23	$13,178	$14,653
11/23	$14,515	$16,014
12/23	$15,309	$16,864
1/24	$15,190	$16,961
2/24	$15,873	$17,272
3/24	$16,189	$17,840
4/24	$15,408	$17,383
5/24	$16,011	$18,056
6/24	$15,675	$17,765
7/24	$16,189	$18,286
8/24	$16,689	$18,881
9/24	$16,540	$19,055
10/24	$15,570	$18,019
11/24	$15,688	$17,916
12/24	$15,100	$17,509
1/25	$15,863	$18,429
2/25	$16,132	$18,787
3/25	$15,874	$18,711
4/25	$16,458	$19,568
5/25	$17,423	$20,463
6/25	$18,062	$20,914
7/25	$17,905	$20,620
8/25	$18,270	$21,500
9/25	$18,795	$21,911
10/25	$18,715	$22,169
11/25	$18,704	$22,306
12/25	$18,957	$22,976
1/26	$19,983	$24,175
2/26	$20,459	$25,293
3/26	$18,567	$22,690
4/26	$20,387	$24,381
5/26	$21,240	$25,129
6/26	$21,283	$25,145

Average Annual Total Returns (%)

Table Summary
Fund	1 Year	5 Years	10 Years
Institutional Shares	17.83%	5.93%	7.85%
MSCI EAFE Index	20.23%	9.05%	9.66%

The performance quoted represents past performance. Past performance does not guarantee future results. The performance results do not include adjustments made for financial reporting purposes in accordance with US GAAP, and may differ from financial highlights. The performance graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

The current performance may be lower or higher than the performance data quoted. Updated performance information is available at https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds.

Key Portfolio Statistics

Table Summary
Total Net Assets	$1,510,179,331
# of Portfolio Holdings	62
Portfolio Turnover Rate	43%
Total Advisory Fees Paid (Net of Waivers/Reimbursements)	$5,619,566

Top 10 Holdings (% of Net Assets)

Table Summary
ASML Holding NV	4.7%
Piraeus Bank SA	3.1%
Societe Generale SA	2.9%
Tokyo Electron Ltd.	2.8%
Japan Exchange Group, Inc.	2.8%
Banco Santander SA	2.7%
Resona Holdings, Inc.	2.5%
Cie Financiere Richemont SA, Class A	2.5%
ABB Ltd.	2.5%
Keyence Corp.	2.2%

Sector Allocation (% of Net Assets)

Table Summary
Financials	29.1%
Information Technology	18.8%
Industrials	16.5%
Materials	8.4%
Consumer Staples	6.7%
Consumer Discretionary	6.0%
Utilities	4.8%
Health Care	3.4%
Communication Services	3.3%
Other (includes short-term investments)	3.0%

Additional Information

If you wish to view additional information about the Portfolio including, but not limited to, the prospectus, financial information and proxy voting information please visit: https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds#documents.

Lazard International Strategic Equity Portfolio

LISOX: Open Shares

Semi-Annual Shareholder Report - June 30, 2026

This semi-annual shareholder report contains important information about the Lazard International Strategic Equity Portfolio for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Portfolio at https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds#tsr. You can also request this information by contacting us at Contact.US@Lazard.com or (800) 823-6300.

What were the Portfolio costs for the last six months?

(based on a $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference1
Open Shares	$58	1.10%
Footnote	Description
Footnote[1]	Annualized

Portfolio Performance

Table Summary
	Open Shares	MSCI EAFE Index
6/16	$10,000	$10,000
7/16	$10,242	$10,507
8/16	$10,114	$10,514
9/16	$10,212	$10,643
10/16	$9,818	$10,426
11/16	$9,493	$10,218
12/16	$9,627	$10,567
1/17	$9,850	$10,874
2/17	$9,919	$11,030
3/17	$10,164	$11,333
4/17	$10,525	$11,622
5/17	$10,978	$12,048
6/17	$10,955	$12,027
7/17	$11,377	$12,374
8/17	$11,361	$12,369
9/17	$11,568	$12,677
10/17	$11,775	$12,869
11/17	$11,990	$13,004
12/17	$12,269	$13,213
1/18	$13,060	$13,876
2/18	$12,517	$13,249
3/18	$12,541	$13,011
4/18	$12,533	$13,308
5/18	$12,510	$13,009
6/18	$12,277	$12,850
7/18	$12,440	$13,166
8/18	$12,310	$12,912
9/18	$12,419	$13,024
10/18	$11,372	$11,987
11/18	$11,520	$11,972
12/18	$10,974	$11,391
1/19	$11,717	$12,139
2/19	$12,105	$12,449
3/19	$12,223	$12,527
4/19	$12,586	$12,880
5/19	$11,995	$12,261
6/19	$12,653	$12,988
7/19	$12,408	$12,824
8/19	$12,209	$12,491
9/19	$12,454	$12,849
10/19	$12,674	$13,311
11/19	$12,851	$13,461
12/19	$13,302	$13,898
1/20	$13,105	$13,608
2/20	$12,102	$12,378
3/20	$10,131	$10,726
4/20	$10,842	$11,419
5/20	$11,382	$11,916
6/20	$11,751	$12,322
7/20	$12,205	$12,609
8/20	$12,928	$13,257
9/20	$12,524	$12,913
10/20	$12,104	$12,397
11/20	$13,984	$14,319
12/20	$14,677	$14,985
1/21	$14,280	$14,825
2/21	$14,651	$15,158
3/21	$15,066	$15,506
4/21	$15,731	$15,973
5/21	$16,163	$16,494
6/21	$15,748	$16,308
7/21	$15,869	$16,431
8/21	$16,270	$16,721
9/21	$15,647	$16,235
10/21	$15,985	$16,635
11/21	$14,973	$15,860
12/21	$15,510	$16,672
1/22	$14,937	$15,867
2/22	$14,506	$15,586
3/22	$14,196	$15,686
4/22	$13,361	$14,672
5/22	$13,652	$14,782
6/22	$12,535	$13,410
7/22	$13,174	$14,078
8/22	$12,367	$13,410
9/22	$11,250	$12,155
10/22	$12,019	$12,809
11/22	$13,249	$14,252
12/22	$12,867	$14,263
1/23	$13,816	$15,418
2/23	$13,398	$15,096
3/23	$13,854	$15,470
4/23	$13,910	$15,907
5/23	$13,759	$15,234
6/23	$14,385	$15,927
7/23	$14,527	$16,443
8/23	$14,047	$15,813
9/23	$13,439	$15,273
10/23	$12,936	$14,653
11/23	$14,237	$16,014
12/23	$15,010	$16,864
1/24	$14,904	$16,961
2/24	$15,567	$17,272
3/24	$15,864	$17,840
4/24	$15,096	$17,383
5/24	$15,692	$18,056
6/24	$15,355	$17,765
7/24	$15,855	$18,286
8/24	$16,340	$18,881
9/24	$16,186	$19,055
10/24	$15,244	$18,019
11/24	$15,350	$17,916
12/24	$14,768	$17,509
1/25	$15,516	$18,429
2/25	$15,777	$18,787
3/25	$15,527	$18,711
4/25	$16,092	$19,568
5/25	$17,025	$20,463
6/25	$17,643	$20,914
7/25	$17,491	$20,620
8/25	$17,845	$21,500
9/25	$18,352	$21,911
10/25	$18,264	$22,169
11/25	$18,253	$22,306
12/25	$18,505	$22,976
1/26	$19,505	$24,175
2/26	$19,950	$25,293
3/26	$18,116	$22,690
4/26	$19,881	$24,381
5/26	$20,700	$25,129
6/26	$20,742	$25,145

Average Annual Total Returns (%)

Table Summary
Fund	1 Year	5 Years	10 Years
Open Shares	17.56%	5.66%	7.57%
MSCI EAFE Index	20.23%	9.05%	9.66%

The performance quoted represents past performance. Past performance does not guarantee future results. The performance results do not include adjustments made for financial reporting purposes in accordance with US GAAP, and may differ from financial highlights. The performance graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

The current performance may be lower or higher than the performance data quoted. Updated performance information is available at https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds.

Key Portfolio Statistics

Table Summary
Total Net Assets	$1,510,179,331
# of Portfolio Holdings	62
Portfolio Turnover Rate	43%
Total Advisory Fees Paid (Net of Waivers/Reimbursements)	$5,619,566

Top 10 Holdings (% of Net Assets)

Table Summary
ASML Holding NV	4.7%
Piraeus Bank SA	3.1%
Societe Generale SA	2.9%
Tokyo Electron Ltd.	2.8%
Japan Exchange Group, Inc.	2.8%
Banco Santander SA	2.7%
Resona Holdings, Inc.	2.5%
Cie Financiere Richemont SA, Class A	2.5%
ABB Ltd.	2.5%
Keyence Corp.	2.2%

Sector Allocation (% of Net Assets)

Table Summary
Financials	29.1%
Information Technology	18.8%
Industrials	16.5%
Materials	8.4%
Consumer Staples	6.7%
Consumer Discretionary	6.0%
Utilities	4.8%
Health Care	3.4%
Communication Services	3.3%
Other (includes short-term investments)	3.0%

Additional Information

If you wish to view additional information about the Portfolio including, but not limited to, the prospectus, financial information and proxy voting information please visit: https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds#documents.

Lazard International Strategic Equity Portfolio

RLITX: R6 Shares

Semi-Annual Shareholder Report - June 30, 2026

This semi-annual shareholder report contains important information about the Lazard International Strategic Equity Portfolio for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Portfolio at https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds#tsr. You can also request this information by contacting us at Contact.US@Lazard.com or (800) 823-6300.

What were the Portfolio costs for the last six months?

(based on a $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference1
R6 Shares	$45	0.85%
Footnote	Description
Footnote[1]	Annualized

Portfolio Performance

Table Summary
	R6 Shares	MSCI EAFE Index
6/16	$1,000,000	$1,000,000
7/16	$1,024,372	$1,050,681
8/16	$1,012,186	$1,051,427
9/16	$1,022,087	$1,064,343
10/16	$983,244	$1,042,572
11/16	$950,495	$1,021,808
12/16	$963,491	$1,056,747
1/17	$986,708	$1,087,402
2/17	$993,673	$1,102,950
3/17	$1,018,437	$1,133,313
4/17	$1,054,810	$1,162,151
5/17	$1,100,470	$1,204,806
6/17	$1,098,148	$1,202,675
7/17	$1,140,712	$1,237,367
8/17	$1,139,164	$1,236,901
9/17	$1,160,833	$1,267,676
10/17	$1,181,728	$1,286,926
11/17	$1,203,397	$1,300,424
12/17	$1,231,523	$1,321,297
1/18	$1,310,698	$1,387,572
2/18	$1,256,609	$1,324,943
3/18	$1,259,744	$1,301,062
4/18	$1,258,960	$1,330,769
5/18	$1,256,609	$1,300,856
6/18	$1,233,875	$1,284,964
7/18	$1,250,337	$1,316,593
8/18	$1,238,015	$1,291,167
9/18	$1,248,992	$1,302,374
10/18	$1,144,713	$1,198,716
11/18	$1,159,610	$1,197,205
12/18	$1,104,112	$1,139,088
1/19	$1,179,431	$1,213,949
2/19	$1,217,947	$1,244,894
3/19	$1,231,641	$1,252,744
4/19	$1,267,589	$1,287,959
5/19	$1,208,532	$1,226,103
6/19	$1,275,292	$1,298,842
7/19	$1,250,471	$1,282,351
8/19	$1,230,263	$1,249,130
9/19	$1,255,126	$1,284,925
10/19	$1,278,273	$1,331,092
11/19	$1,296,277	$1,346,098
12/19	$1,341,894	$1,389,846
1/20	$1,322,712	$1,360,812
2/20	$1,221,568	$1,237,795
3/20	$1,022,769	$1,072,586
4/20	$1,094,267	$1,141,875
5/20	$1,149,198	$1,191,604
6/20	$1,187,563	$1,232,178
7/20	$1,232,903	$1,260,900
8/20	$1,307,325	$1,325,724
9/20	$1,266,280	$1,291,278
10/20	$1,223,489	$1,239,717
11/20	$1,414,741	$1,431,890
12/20	$1,484,678	$1,498,467
1/21	$1,445,028	$1,482,502
2/21	$1,482,035	$1,515,755
3/21	$1,525,210	$1,550,606
4/21	$1,593,055	$1,597,264
5/21	$1,637,111	$1,649,352
6/21	$1,595,699	$1,630,791
7/21	$1,608,034	$1,643,070
8/21	$1,648,931	$1,672,053
9/21	$1,585,408	$1,623,528
10/21	$1,619,816	$1,663,459
11/21	$1,518,357	$1,586,036
12/21	$1,572,655	$1,667,247
1/22	$1,515,048	$1,586,679
2/22	$1,471,843	$1,558,624
3/22	$1,440,160	$1,568,642
4/22	$1,355,670	$1,467,159
5/22	$1,385,434	$1,478,158
6/22	$1,272,141	$1,341,003
7/22	$1,338,389	$1,407,825
8/22	$1,255,819	$1,340,961
9/22	$1,142,527	$1,215,518
10/22	$1,221,256	$1,280,882
11/22	$1,347,029	$1,425,156
12/22	$1,307,406	$1,426,301
1/23	$1,405,729	$1,541,799
2/23	$1,362,895	$1,509,627
3/23	$1,409,623	$1,547,041
4/23	$1,415,464	$1,590,719
5/23	$1,399,888	$1,523,403
6/23	$1,464,139	$1,592,732
7/23	$1,479,715	$1,644,267
8/23	$1,430,446	$1,581,271
9/23	$1,369,058	$1,527,259
10/23	$1,317,414	$1,465,341
11/23	$1,450,909	$1,601,351
12/23	$1,530,218	$1,686,429
1/24	$1,519,352	$1,696,134
2/24	$1,587,515	$1,727,181
3/24	$1,618,139	$1,783,987
4/24	$1,541,085	$1,738,301
5/24	$1,601,345	$1,805,635
6/24	$1,566,770	$1,776,485
7/24	$1,619,127	$1,828,601
8/24	$1,668,059	$1,888,060
9/24	$1,654,208	$1,905,495
10/24	$1,557,251	$1,801,872
11/24	$1,569,123	$1,791,649
12/24	$1,510,378	$1,750,904
1/25	$1,586,569	$1,842,917
2/25	$1,612,339	$1,878,657
3/25	$1,587,689	$1,871,078
4/25	$1,645,953	$1,956,783
5/25	$1,742,312	$2,046,311
6/25	$1,806,179	$2,091,399
7/25	$1,790,492	$2,062,043
8/25	$1,828,101	$2,149,952
9/25	$1,880,495	$2,191,099
10/25	$1,871,383	$2,216,875
11/25	$1,870,244	$2,230,639
12/25	$1,895,538	$2,297,557
1/26	$1,997,961	$2,417,453
2/26	$2,045,565	$2,529,301
3/26	$1,856,589	$2,269,037
4/26	$2,038,353	$2,438,088
5/26	$2,123,464	$2,512,863
6/26	$2,127,792	$2,514,547

Average Annual Total Returns (%)

Table Summary
Fund	1 Year	5 Years	10 Years
R6 Shares	17.81%	5.92%	7.84%
MSCI EAFE Index	20.23%	9.05%	9.66%

The performance quoted represents past performance. Past performance does not guarantee future results. The performance results do not include adjustments made for financial reporting purposes in accordance with US GAAP, and may differ from financial highlights. The performance graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

The current performance may be lower or higher than the performance data quoted. Updated performance information is available at https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds.

Key Portfolio Statistics

Table Summary
Total Net Assets	$1,510,179,331
# of Portfolio Holdings	62
Portfolio Turnover Rate	43%
Total Advisory Fees Paid (Net of Waivers/Reimbursements)	$5,619,566

Top 10 Holdings (% of Net Assets)

Table Summary
ASML Holding NV	4.7%
Piraeus Bank SA	3.1%
Societe Generale SA	2.9%
Tokyo Electron Ltd.	2.8%
Japan Exchange Group, Inc.	2.8%
Banco Santander SA	2.7%
Resona Holdings, Inc.	2.5%
Cie Financiere Richemont SA, Class A	2.5%
ABB Ltd.	2.5%
Keyence Corp.	2.2%

Sector Allocation (% of Net Assets)

Table Summary
Financials	29.1%
Information Technology	18.8%
Industrials	16.5%
Materials	8.4%
Consumer Staples	6.7%
Consumer Discretionary	6.0%
Utilities	4.8%
Health Care	3.4%
Communication Services	3.3%
Other (includes short-term investments)	3.0%

Additional Information

If you wish to view additional information about the Portfolio including, but not limited to, the prospectus, financial information and proxy voting information please visit: https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds#documents.

Lazard Real Assets Portfolio

RALIX: Institutional Shares

Semi-Annual Shareholder Report - June 30, 2026

This semi-annual shareholder report contains important information about the Lazard Real Assets Portfolio for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Portfolio at https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds#tsr. You can also request this information by contacting us at Contact.US@Lazard.com or (800) 823-6300.

What were the Portfolio costs for the last six months?

(based on a $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference1
Institutional Shares	$42	0.80%
Footnote	Description
Footnote[1]	Annualized

Portfolio Performance

Table Summary
	Institutional Shares	MSCI World Index	Real Assets Blend Index
12/16	$10,000	$10,000	$10,000
12/16	$10,000	$10,000	$10,000
1/17	$10,070	$10,241	$10,101
2/17	$10,280	$10,525	$10,312
3/17	$10,305	$10,638	$10,272
4/17	$10,396	$10,795	$10,318
5/17	$10,516	$11,023	$10,482
6/17	$10,451	$11,066	$10,484
7/17	$10,561	$11,331	$10,717
8/17	$10,621	$11,347	$10,832
9/17	$10,621	$11,601	$10,781
10/17	$10,752	$11,821	$10,905
11/17	$10,913	$12,077	$11,064
12/17	$10,990	$12,240	$11,202
1/18	$11,092	$12,886	$11,331
2/18	$10,693	$12,352	$10,794
3/18	$10,723	$12,083	$10,924
4/18	$10,888	$12,222	$11,140
5/18	$10,908	$12,299	$11,248
6/18	$10,888	$12,293	$11,216
7/18	$10,981	$12,677	$11,246
8/18	$10,952	$12,834	$11,158
9/18	$10,952	$12,905	$11,130
10/18	$10,558	$11,957	$10,780
11/18	$10,641	$12,093	$11,049
12/18	$10,160	$11,174	$10,453
1/19	$10,742	$12,043	$11,326
2/19	$10,937	$12,405	$11,454
3/19	$11,044	$12,568	$11,729
4/19	$11,152	$13,014	$11,694
5/19	$10,958	$12,263	$11,522
6/19	$11,271	$13,071	$11,840
7/19	$11,293	$13,136	$11,808
8/19	$11,305	$12,867	$11,807
9/19	$11,446	$13,141	$12,000
10/19	$11,576	$13,475	$12,208
11/19	$11,544	$13,851	$12,026
12/19	$11,793	$14,266	$12,457
1/20	$11,782	$14,179	$12,230
2/20	$11,230	$12,980	$11,399
3/20	$9,931	$11,262	$9,576
4/20	$10,363	$12,493	$10,006
5/20	$10,617	$13,096	$10,315
6/20	$10,723	$13,443	$10,434
7/20	$10,989	$14,086	$10,840
8/20	$11,260	$15,027	$11,229
9/20	$10,993	$14,508	$10,935
10/20	$10,881	$14,063	$10,790
11/20	$11,628	$15,862	$11,665
12/20	$11,865	$16,534	$12,008
1/21	$11,716	$16,370	$12,027
2/21	$12,049	$16,789	$12,396
3/21	$12,324	$17,348	$12,715
4/21	$13,083	$18,155	$13,464
5/21	$13,348	$18,417	$13,708
6/21	$13,463	$18,691	$13,784
7/21	$13,727	$19,026	$14,060
8/21	$13,785	$19,499	$14,202
9/21	$13,707	$18,690	$14,002
10/21	$14,285	$19,748	$14,606
11/21	$13,973	$19,316	$13,956
12/21	$14,428	$20,141	$14,749
1/22	$14,428	$19,076	$14,767
2/22	$14,505	$18,593	$14,936
3/22	$15,407	$19,103	$15,915
4/22	$15,368	$17,516	$15,644
5/22	$15,342	$17,530	$15,606
6/22	$13,876	$16,011	$14,279
7/22	$14,731	$17,282	$15,072
8/22	$14,333	$16,560	$14,630
9/22	$12,810	$15,021	$13,029
10/22	$13,215	$16,099	$13,360
11/22	$13,790	$17,219	$14,199
12/22	$13,209	$16,487	$13,826
1/23	$13,790	$17,654	$14,374
2/23	$13,236	$17,230	$13,680
3/23	$13,231	$17,762	$13,642
4/23	$13,342	$18,073	$13,788
5/23	$12,785	$17,893	$13,055
6/23	$13,180	$18,975	$13,537
7/23	$13,601	$19,612	$14,076
8/23	$13,278	$19,144	$13,661
9/23	$12,817	$18,318	$13,131
10/23	$12,634	$17,787	$12,925
11/23	$13,365	$19,454	$13,706
12/23	$13,795	$20,409	$14,166
1/24	$13,495	$20,654	$13,855
2/24	$13,524	$21,530	$13,806
3/24	$13,913	$22,222	$14,243
4/24	$13,597	$21,396	$13,943
5/24	$14,043	$22,352	$14,393
6/24	$14,012	$22,806	$14,248
7/24	$14,417	$23,208	$14,653
8/24	$14,939	$23,822	$15,146
9/24	$15,506	$24,258	$15,720
10/24	$15,054	$23,777	$15,217
11/24	$15,419	$24,868	$15,517
12/24	$14,609	$24,220	$14,889
1/25	$14,962	$25,074	$15,236
2/25	$15,345	$24,894	$15,534
3/25	$15,576	$23,786	$15,763
4/25	$15,516	$23,997	$15,734
5/25	$15,591	$25,418	$15,897
6/25	$15,902	$26,514	$16,160
7/25	$15,902	$26,856	$16,062
8/25	$16,233	$27,556	$16,437
9/25	$16,519	$28,442	$16,693
10/25	$16,442	$29,012	$16,698
11/25	$17,057	$29,094	$17,165
12/25	$17,063	$29,329	$17,020
1/26	$18,036	$29,985	$18,046
2/26	$19,232	$30,205	$19,046
3/26	$18,544	$28,281	$18,912
4/26	$19,613	$30,993	$20,000
5/26	$19,241	$32,404	$19,550
6/26	$18,761	$32,172	$18,983

Average Annual Total Returns (%)

Table Summary
Fund	1 Year	5 Years	Since Inception 12/30/16
Institutional Shares	17.98%	6.86%	6.85%
MSCI World Index	21.34%	11.47%	13.09%
Real Assets Blend Index	17.47%	6.61%	6.98%

The performance quoted represents past performance. Past performance does not guarantee future results. The performance results do not include adjustments made for financial reporting purposes in accordance with US GAAP, and may differ from financial highlights. The performance graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

The current performance may be lower or higher than the performance data quoted. Updated performance information is available at https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds.

Key Portfolio Statistics

Table Summary
Total Net Assets	$6,383,121
# of Portfolio Holdings	183
Portfolio Turnover Rate	16%
Total Advisory Fees Paid (Net of Waivers/Reimbursements)	$0

Top 10 Holdings (% of Net Assets)

Table Summary
American Tower Corp.	2.2%
Prologis, Inc.	2.1%
Welltower, Inc.	1.9%
iShares Gold Trust	1.6%
Simon Property Group, Inc.	1.6%
Crown Castle, Inc.	1.6%
SBA Communications Corp.	1.4%
Ameren Corp.	1.3%
Ventas, Inc.	1.3%
Equinix, Inc.	1.3%

Sector Allocation (% of Net Assets)

Table Summary
Real Estate	38.6%
Utilities	17.4%
Industrials	8.8%
Energy	7.1%
Other (includes short-term investments)	28.1%

Additional Information

If you wish to view additional information about the Portfolio including, but not limited to, the prospectus, financial information and proxy voting information please visit: https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds#documents.

Lazard Real Assets Portfolio

RALOX: Open Shares

Semi-Annual Shareholder Report - June 30, 2026

This semi-annual shareholder report contains important information about the Lazard Real Assets Portfolio for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Portfolio at https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds#tsr. You can also request this information by contacting us at Contact.US@Lazard.com or (800) 823-6300.

What were the Portfolio costs for the last six months?

(based on a $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference1
Open Shares	$55	1.05%
Footnote	Description
Footnote[1]	Annualized

Portfolio Performance

Table Summary
	Open Shares	MSCI World Index	Real Assets Blend Index
1/17	$10,000	$10,000	$10,000
1/17	$10,030	$10,091	$10,074
2/17	$10,239	$10,370	$10,285
3/17	$10,259	$10,481	$10,244
4/17	$10,349	$10,636	$10,290
5/17	$10,469	$10,861	$10,453
6/17	$10,407	$10,903	$10,455
7/17	$10,507	$11,164	$10,688
8/17	$10,567	$11,180	$10,802
9/17	$10,567	$11,430	$10,752
10/17	$10,698	$11,646	$10,876
11/17	$10,848	$11,899	$11,035
12/17	$10,928	$12,060	$11,171
1/18	$11,030	$12,697	$11,300
2/18	$10,621	$12,171	$10,765
3/18	$10,656	$11,905	$10,895
4/18	$10,819	$12,042	$11,110
5/18	$10,840	$12,118	$11,217
6/18	$10,813	$12,112	$11,186
7/18	$10,905	$12,490	$11,215
8/18	$10,867	$12,645	$11,128
9/18	$10,860	$12,715	$11,100
10/18	$10,469	$11,781	$10,751
11/18	$10,551	$11,915	$11,019
12/18	$10,077	$11,009	$10,425
1/19	$10,655	$11,866	$11,295
2/19	$10,837	$12,223	$11,423
3/19	$10,948	$12,383	$11,698
4/19	$11,045	$12,822	$11,662
5/19	$10,852	$12,082	$11,491
6/19	$11,156	$12,879	$11,808
7/19	$11,177	$12,942	$11,776
8/19	$11,189	$12,678	$11,775
9/19	$11,322	$12,947	$11,967
10/19	$11,452	$13,277	$12,175
11/19	$11,419	$13,647	$11,993
12/19	$11,669	$14,055	$12,424
1/20	$11,658	$13,970	$12,197
2/20	$11,101	$12,789	$11,368
3/20	$9,829	$11,097	$9,550
4/20	$10,234	$12,309	$9,979
5/20	$10,486	$12,903	$10,287
6/20	$10,594	$13,245	$10,406
7/20	$10,858	$13,878	$10,810
8/20	$11,115	$14,806	$11,199
9/20	$10,855	$14,295	$10,905
10/20	$10,745	$13,856	$10,760
11/20	$11,472	$15,628	$11,634
12/20	$11,707	$16,291	$11,975
1/21	$11,549	$16,129	$11,995
2/21	$11,877	$16,542	$12,363
3/21	$12,153	$17,092	$12,681
4/21	$12,901	$17,888	$13,428
5/21	$13,150	$18,145	$13,671
6/21	$13,278	$18,416	$13,747
7/21	$13,516	$18,746	$14,022
8/21	$13,584	$19,212	$14,164
9/21	$13,499	$18,415	$13,964
10/21	$14,057	$19,458	$14,566
11/21	$13,761	$19,031	$13,918
12/21	$14,198	$19,845	$14,709
1/22	$14,198	$18,795	$14,727
2/22	$14,274	$18,319	$14,896
3/22	$15,165	$18,822	$15,872
4/22	$15,114	$17,258	$15,602
5/22	$15,076	$17,272	$15,564
6/22	$13,639	$15,775	$14,240
7/22	$14,466	$17,028	$15,031
8/22	$14,088	$16,316	$14,591
9/22	$12,584	$14,799	$12,994
10/22	$12,981	$15,862	$13,324
11/22	$13,545	$16,965	$14,160
12/22	$12,966	$16,245	$13,788
1/23	$13,522	$17,394	$14,335
2/23	$12,993	$16,976	$13,643
3/23	$12,979	$17,500	$13,605
4/23	$13,075	$17,807	$13,751
5/23	$12,542	$17,629	$13,019
6/23	$12,935	$18,696	$13,501
7/23	$13,334	$19,324	$14,037
8/23	$13,018	$18,862	$13,624
9/23	$12,557	$18,048	$13,096
10/23	$12,379	$17,525	$12,890
11/23	$13,080	$19,168	$13,669
12/23	$13,506	$20,109	$14,128
1/24	$13,199	$20,350	$13,817
2/24	$13,227	$21,213	$13,768
3/24	$13,613	$21,894	$14,204
4/24	$13,304	$21,081	$13,905
5/24	$13,739	$22,022	$14,354
6/24	$13,686	$22,471	$14,210
7/24	$14,083	$22,867	$14,614
8/24	$14,606	$23,471	$15,105
9/24	$15,151	$23,901	$15,678
10/24	$14,710	$23,427	$15,175
11/24	$15,066	$24,502	$15,475
12/24	$14,266	$23,863	$14,849
1/25	$14,610	$24,705	$15,195
2/25	$14,983	$24,527	$15,492
3/25	$15,199	$23,435	$15,720
4/25	$15,141	$23,644	$15,691
5/25	$15,213	$25,043	$15,854
6/25	$15,507	$26,124	$16,117
7/25	$15,507	$26,460	$16,018
8/25	$15,830	$27,150	$16,393
9/25	$16,093	$28,023	$16,648
10/25	$16,033	$28,584	$16,653
11/25	$16,617	$28,665	$17,118
12/25	$16,611	$28,897	$16,974
1/26	$17,573	$29,543	$17,997
2/26	$18,722	$29,760	$18,995
3/26	$18,057	$27,864	$18,861
4/26	$19,081	$30,537	$19,946
5/26	$18,734	$31,927	$19,497
6/26	$18,256	$31,698	$18,932

Average Annual Total Returns (%)

Table Summary
Fund	1 Year	5 Years	Since Inception 1/9/17
Open Shares	17.73%	6.58%	6.56%
MSCI World Index	21.34%	11.47%	12.95%
Real Assets Blend Index	17.47%	6.61%	6.97%

The performance quoted represents past performance. Past performance does not guarantee future results. The performance results do not include adjustments made for financial reporting purposes in accordance with US GAAP, and may differ from financial highlights. The performance graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

The current performance may be lower or higher than the performance data quoted. Updated performance information is available at https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds.

Key Portfolio Statistics

Table Summary
Total Net Assets	$6,383,121
# of Portfolio Holdings	183
Portfolio Turnover Rate	16%
Total Advisory Fees Paid (Net of Waivers/Reimbursements)	$0

Top 10 Holdings (% of Net Assets)

Table Summary
American Tower Corp.	2.2%
Prologis, Inc.	2.1%
Welltower, Inc.	1.9%
iShares Gold Trust	1.6%
Simon Property Group, Inc.	1.6%
Crown Castle, Inc.	1.6%
SBA Communications Corp.	1.4%
Ameren Corp.	1.3%
Ventas, Inc.	1.3%
Equinix, Inc.	1.3%

Sector Allocation (% of Net Assets)

Table Summary
Real Estate	38.6%
Utilities	17.4%
Industrials	8.8%
Energy	7.1%
Other (includes short-term investments)	28.1%

Additional Information

If you wish to view additional information about the Portfolio including, but not limited to, the prospectus, financial information and proxy voting information please visit: https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds#documents.

Lazard Real Assets Portfolio

RALYX: R6 Shares

Semi-Annual Shareholder Report - June 30, 2026

This semi-annual shareholder report contains important information about the Lazard Real Assets Portfolio for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Portfolio at https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds#tsr. You can also request this information by contacting us at Contact.US@Lazard.com or (800) 823-6300.

What were the Portfolio costs for the last six months?

(based on a $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference1
R6 Shares	$39	0.75%
Footnote	Description
Footnote[1]	Annualized

Portfolio Performance

Table Summary
	R6 Shares	MSCI World Index	Real Assets Blend Index
7/22	$1,000,000	$1,000,000	$1,000,000
7/22	$1,047,970	$1,036,267	$1,043,416
8/22	$1,020,582	$992,943	$1,012,836
9/22	$912,281	$900,639	$901,993
10/22	$941,109	$965,316	$924,899
11/22	$982,027	$1,032,435	$982,952
12/22	$940,774	$988,590	$957,131
1/23	$981,206	$1,058,539	$995,111
2/23	$942,746	$1,033,094	$947,077
3/23	$942,468	$1,065,016	$944,441
4/23	$950,413	$1,083,685	$954,532
5/23	$910,688	$1,072,866	$903,767
6/23	$938,982	$1,137,751	$937,187
7/23	$968,981	$1,175,971	$974,436
8/23	$945,981	$1,147,882	$945,737
9/23	$913,186	$1,098,364	$909,077
10/23	$900,169	$1,066,494	$894,801
11/23	$951,235	$1,166,480	$948,869
12/23	$982,016	$1,223,748	$980,724
1/24	$960,668	$1,238,433	$959,153
2/24	$963,718	$1,290,940	$955,752
3/24	$991,581	$1,332,424	$986,018
4/24	$969,045	$1,282,932	$965,238
5/24	$1,000,801	$1,340,217	$996,430
6/24	$998,720	$1,367,488	$986,384
7/24	$1,027,638	$1,391,586	$1,014,436
8/24	$1,064,819	$1,428,366	$1,048,566
9/24	$1,106,419	$1,454,526	$1,088,297
10/24	$1,073,174	$1,425,672	$1,053,430
11/24	$1,099,147	$1,491,091	$1,074,219
12/24	$1,042,568	$1,452,233	$1,030,774
1/25	$1,067,740	$1,503,480	$1,054,762
2/25	$1,095,011	$1,492,659	$1,075,428
3/25	$1,110,566	$1,426,205	$1,091,245
4/25	$1,106,327	$1,438,880	$1,089,238
5/25	$1,112,686	$1,524,050	$1,100,560
6/25	$1,133,957	$1,589,817	$1,118,769
7/25	$1,135,031	$1,610,282	$1,111,934
8/25	$1,157,581	$1,652,287	$1,137,918
9/25	$1,177,937	$1,705,402	$1,155,658
10/25	$1,173,554	$1,739,553	$1,156,004
11/25	$1,216,288	$1,744,467	$1,188,297
12/25	$1,216,849	$1,758,568	$1,178,286
1/26	$1,286,220	$1,797,923	$1,249,327
2/26	$1,371,513	$1,811,093	$1,318,555
3/26	$1,323,784	$1,695,735	$1,309,259
4/26	$1,398,868	$1,858,387	$1,384,568
5/26	$1,373,455	$1,942,983	$1,353,445
6/26	$1,338,286	$1,929,041	$1,314,204

Average Annual Total Returns (%)

Table Summary
Fund	1 Year	Since Inception 7/22/22
R6 Shares	18.02%	7.68%
MSCI World Index	21.34%	18.16%
Real Assets Blend Index	17.47%	7.19%

The performance quoted represents past performance. Past performance does not guarantee future results. The performance results do not include adjustments made for financial reporting purposes in accordance with US GAAP, and may differ from financial highlights. The performance graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

The current performance may be lower or higher than the performance data quoted. Updated performance information is available at https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds.

Key Portfolio Statistics

Table Summary
Total Net Assets	$6,383,121
# of Portfolio Holdings	183
Portfolio Turnover Rate	16%
Total Advisory Fees Paid (Net of Waivers/Reimbursements)	$0

Top 10 Holdings (% of Net Assets)

Table Summary
American Tower Corp.	2.2%
Prologis, Inc.	2.1%
Welltower, Inc.	1.9%
iShares Gold Trust	1.6%
Simon Property Group, Inc.	1.6%
Crown Castle, Inc.	1.6%
SBA Communications Corp.	1.4%
Ameren Corp.	1.3%
Ventas, Inc.	1.3%
Equinix, Inc.	1.3%

Sector Allocation (% of Net Assets)

Table Summary
Real Estate	38.6%
Utilities	17.4%
Industrials	8.8%
Energy	7.1%
Other (includes short-term investments)	28.1%

Additional Information

If you wish to view additional information about the Portfolio including, but not limited to, the prospectus, financial information and proxy voting information please visit: https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds#documents.

ITEM 2. CODE OF ETHICS.

Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. INVESTMENTS.

The Registrant’s Schedule of Investments is included as part of the Financial Statements and Financial Highlights filed under Item 7 of this Form.

ITEM 7. FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Lazard Funds
Semi-Annual
Financial Statements
June 30, 2026

Equity Funds

Lazard Developing Markets Equity Portfolio

Lazard Emerging Markets Equity Advantage Portfolio

Lazard Emerging Markets Equity Portfolio

Lazard Equity Franchise Portfolio

Lazard Global Listed Infrastructure Portfolio

Lazard Global Small Cap Equity Portfolio

Lazard International Equity Portfolio

Lazard International Equity Select Portfolio

Lazard International Quality Growth Portfolio

Lazard International Strategic Equity Portfolio

Lazard US Equity Focus Portfolio

Lazard US Small Cap Equity Select Portfolio

The Lazard Funds, Inc. Table of Contents

2	Portfolios of Investments (N-CSR Item 7)
2	Lazard Developing Markets Equity Portfolio
6	Lazard Emerging Markets Equity Advantage Portfolio
15	Lazard Emerging Markets Equity Portfolio
20	Lazard Equity Franchise Portfolio
23	Lazard Global Listed Infrastructure Portfolio
27	Lazard Global Small Cap Equity Portfolio
31	Lazard International Equity Portfolio
35	Lazard International Equity Select Portfolio
40	Lazard International Quality Growth Portfolio
44	Lazard International Strategic Equity Portfolio
48	Lazard US Equity Focus Portfolio
51	Lazard US Small Cap Equity Select Portfolio
56	Abbreviations (N-CSR Item 7)
58	Statements of Assets and Liabilities (N-CSR Item 7)
66	Statements of Operations (N-CSR Item 7)
72	Statements of Changes in Net Assets (N-CSR Item 7)
88	Financial Highlights (N-CSR Item 7)
120	Notes to Financial Statements (N-CSR Item 7)
160	Other Information (N-CSR Item 7)
161	Additional Information (N-CSR Item 8-11)

Please consider a Portfolio’s investment objective, risks, charges and expenses carefully before investing. For more complete information about The Lazard Funds, Inc. (the “Fund”), you may obtain a prospectus or the Portfolio’s summary prospectus by calling 800-823-6300, or online, at https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds#documents. Read the prospectus or the Portfolio’s summary prospectus carefully before you invest. The prospectus and a Portfolio’s summary prospectus contain the investment objective, risks, charges, expenses and other information about the Portfolio, which are not detailed in this report.

Many states have abandoned property laws that require mutual fund companies to have evidence of contact from shareholders at least every three years. Please log into any investment accounts that you may have or contact the Fund by calling 800-823-6300 to ensure that your account stays active.

Distributed by Lazard Asset Management Securities LLC.

Semi-Annual Financial Statements  1

The Lazard Funds, Inc. Portfolios of Investments
June 30, 2026 (unaudited)

Description	Shares	Value

Lazard Developing Markets Equity Portfolio

Common Stocks | 99.2%

Brazil | 4.1%
Orizon Valorizacao de Residuos SA (*)	105,300	$1,613,677
PRIO SA (*)	185,800	1,876,968
Rede D’Or Sao Luiz SA (#)	150,400	1,011,251
TOTVS SA	134,400	747,202
		5,249,098

Canada | 0.9%
Capstone Copper Corp. (*)	124,212	1,141,183

China | 19.9%
Alibaba Group Holding Ltd.	217,600	2,599,650
BYD Co. Ltd., Class H	96,600	894,623
Contemporary Amperex Technology Co. Ltd., Class A	27,600	1,604,662
Foxconn Industrial Internet Co. Ltd., Class A	131,000	1,418,182
Fuyao Glass Industry Group Co. Ltd., Class H (#)	118,400	775,205
Lenovo Group Ltd.	1,082,000	3,232,421
Minth Group Ltd.	338,200	1,147,525
NAURA Technology Group Co. Ltd., Class A	13,100	1,718,502
Ping An Insurance Group Co. of China Ltd., Class H	298,500	1,952,046
Shenzhen Sunlord Electronics Co. Ltd., Class A	146,500	1,592,326
Sungrow Power Supply Co. Ltd., Class A	37,488	878,526
Tencent Holdings Ltd.	74,800	4,122,169
Xiaomi Corp., Class B (#), (*)	279,200	774,219
Yadea Group Holdings Ltd. (#)	792,000	899,648
Zhongji Innolight Co. Ltd., Class A	7,100	1,342,696
Zijin Mining Group Co. Ltd., Class H	236,000	830,146
		25,782,546

Czech Republic | 0.4%
CSG NV	36,981	539,894

Greece | 1.0%
Public Power Corp. SA	49,653	1,307,066

The accompanying notes are an integral part of these financial statements.

2  Semi-Annual Financial Statements

Description	Shares	Value

Lazard Developing Markets Equity Portfolio (continued)

India | 5.5%
Amber Enterprises India Ltd. (*)	9,875	$792,223
Bajaj Finance Ltd.	88,894	949,220
Bharti Airtel Ltd.	48,913	958,586
HDFC Bank Ltd. ADR	51,712	1,335,721
ICICI Bank Ltd. ADR	50,343	1,461,457
Mphasis Ltd.	29,628	679,895
Reliance Industries Ltd.	70,412	969,126
		7,146,228

Indonesia | 1.0%
Bank Central Asia Tbk. PT	1,869,000	582,062
Bank Rakyat Indonesia Persero Tbk. PT	4,938,749	757,211
		1,339,273

Mexico | 2.6%
Grupo Aeroportuario del Pacifico SAB de CV, B Shares	33,655	851,137
Grupo Financiero Banorte SAB de CV, Class O	234,057	2,470,330
		3,321,467

Peru | 1.7%
Credicorp Ltd.	5,714	2,226,060

Philippines | 1.7%
BDO Unibank, Inc.	448,776	869,809
International Container Terminal Services, Inc.	91,119	1,330,285
		2,200,094

Poland | 2.6%
Allegro.eu SA (#), (*)	163,619	1,646,148
Benefit Systems SA (*)	1,309	1,698,246
		3,344,394

Portugal | 0.5%
Jeronimo Martins SGPS SA	34,300	657,005

The accompanying notes are an integral part of these financial statements.

Semi-Annual Financial Statements  3

Description	Shares	Value

Lazard Developing Markets Equity Portfolio (continued)

South Africa | 3.5%
Capitec Bank Holdings Ltd.	8,000	$2,317,980
Standard Bank Group Ltd.	113,229	2,230,814
		4,548,794

South Korea | 25.5%
D’Alba Global Co. Ltd.	10,692	1,603,146
Hanwha Aerospace Co. Ltd.	1,773	1,142,037
HD Hyundai Marine Solution Co. Ltd., Class C	6,245	910,395
Kia Corp.	7,468	668,649
LG Innotek Co. Ltd.	1,792	1,155,904
LIG Defense&Aerospace Co. Ltd.	1,587	732,383
Samsung Electronics Co. Ltd.	62,886	13,747,952
Silicon2 Co. Ltd.	37,068	761,202
SK Hynix, Inc.	6,948	12,258,463
		32,980,131

Taiwan | 24.7%
ASE Technology Holding Co. Ltd.	153,289	3,310,210
Bizlink Holding, Inc.	18,622	1,131,742
King Yuan Electronics Co. Ltd.	125,000	1,348,594
Lotes Co. Ltd.	20,687	1,382,225
MediaTek, Inc.	24,000	3,277,209
Sercomm Corp.	213,000	546,431
Taiwan Semiconductor Manufacturing Co. Ltd.	273,000	20,963,300
		31,959,711

Turkey | 2.0%
Aselsan Elektronik Sanayi Ve Ticaret AS	130,957	968,271
Astor Transformator Enerji Turizm Insaat Ve Petrol Sanayi Ticaret AS	163,657	971,249
TAB Gida Sanayi Ve Ticaret AS, Class A	139,193	674,808
		2,614,328

United States | 1.6%
EPAM Systems, Inc. (*)	4,929	391,116
SharkNinja, Inc. (*)	10,877	1,656,241
		2,047,357

The accompanying notes are an integral part of these financial statements.

4  Semi-Annual Financial Statements

Description	Shares	Value

Lazard Developing Markets Equity Portfolio (concluded)

Total Common Stocks (Cost $59,583,313)		$128,404,629

Short-Term Investments | 0.8%
Lazard Government Money Market Portfolio, 3.47% (7 Day Yield) (a) (Cost $1,046,151)	1,046,151	1,046,151

Total Investments | 100.0% (Cost $60,629,464)		$129,450,780

Cash and Other Assets in Excess of Liabilities | 0.0%		596

Net Assets | 100.0%		$129,451,376

Notes to Portfolio of Investments:

(*)	Non-income producing security.
(#)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At June 30, 2026, these securities amounted to 3.9% of net assets of the Portfolio.
(a)	Affiliated investment.

The accompanying notes are an integral part of these financial statements.

Semi-Annual Financial Statements  5

Description	Shares	Value

Lazard Emerging Markets Equity Advantage Portfolio

Common Stocks | 97.0%

Australia | 0.5%
Anglogold Ashanti PLC	53,539	$4,330,770

Brazil | 0.8%
Cia De Saneamento do Parana Sanepar	778,900	5,591,700
Pagseguro Digital Ltd., Class A	185,515	1,678,911
		7,270,611

Chile | 0.1%
Latam Airlines Group SA ADR	19,016	1,108,062

China | 18.7%
Alibaba Group Holding Ltd.	1,184,000	14,145,154
Atour Lifestyle Holdings Ltd. ADR	106,752	3,394,714
Bank of Beijing Co. Ltd., Class A	3,881,500	2,802,662
Bank of Guiyang Co. Ltd., Class A	1,244,700	940,859
Bilibili, Inc., Class Z (*)	86,700	1,473,057
BOC Aviation Ltd. (#)	292,600	3,045,453
Chery Automobile Co. Ltd., Class H	536,800	1,669,506
China CITIC Bank Corp. Ltd., Class H	1,173,000	995,822
China Construction Bank Corp., Class H	1,606,000	1,654,745
China Everbright Bank Co. Ltd., Class H	11,907,000	4,448,947
China Gold International Resources Corp. Ltd.	120,400	1,887,914
China Mengniu Dairy Co. Ltd.	470,000	967,055
China Nonferrous Mining Corp. Ltd.	696,000	995,947
China Yuchai International Ltd.	17,689	838,635
Chongqing Rural Commercial Bank Co. Ltd., Class H	5,390,000	3,973,418
CMOC Group Ltd., Class H	438,000	855,203
Contemporary Amperex Technology Co. Ltd., Class A	88,680	5,155,849
Eastroc Beverage Group Co. Ltd., Class H	16,770	229,066
Fuyao Glass Industry Group Co. Ltd., Class H (#)	228,800	1,498,032
G-bits Network Technology Xiamen Co. Ltd., Class A	31,200	1,652,703
Geely Automobile Holdings Ltd.	396,000	853,703
Giant Network Group Co. Ltd., Class A	380,200	1,550,671

The accompanying notes are an integral part of these financial statements.

6  Semi-Annual Financial Statements

Description	Shares	Value

Lazard Emerging Markets Equity Advantage Portfolio (continued)

Great Wall Motor Co. Ltd., Class H	1,183,500	$1,332,880
Guming Holdings Ltd.	358,800	969,384
H World Group Ltd. ADR	112,322	4,686,074
Han’s Laser Technology Industry Group Co. Ltd., Class A	51,000	1,136,388
Hansoh Pharmaceutical Group Co. Ltd. (#)	698,000	2,641,514
Hithink RoyalFlush Information Network Co. Ltd., Class A	56,460	2,013,532
Huaxia Bank Co. Ltd., Class A	4,572,400	4,305,344
Huishang Bank Corp. Ltd., Class H	5,377,000	2,961,307
Industrial & Commercial Bank of China Ltd., Class H	1,871,000	1,535,456
Innovent Biologics, Inc. (#), (*)	230,000	2,344,064
JD Logistics, Inc. (#), (*)	1,843,600	2,769,524
JD.com, Inc., Class A	274,354	3,491,244
Kanzhun Ltd. ADR	85,309	1,097,927
Kuaishou Technology (#)	244,600	1,306,968
Loncin Motor Co. Ltd., Class A	705,600	1,240,988
Midea Group Co. Ltd., Class A	93,400	1,039,145
MMG Ltd. (*)	2,568,000	2,292,484
Muyuan Foods Group Co. Ltd., Class H	267,700	991,685
NetEase, Inc.	199,000	5,122,168
New Oriental Education & Technology Group, Inc. ADR	32,495	1,491,845
Newborn Town, Inc. (*)	1,600,000	1,552,737
Nongfu Spring Co. Ltd., Class H (#)	189,600	962,382
PDD Holdings, Inc. ADR (*)	26,931	2,054,297
People’s Insurance Co. Group of China Ltd., Class H	1,419,000	851,489
PetroChina Co. Ltd., Class H	3,048,000	3,281,720
Ping An Insurance Group Co. of China Ltd., Class H	822,500	5,378,753
Piotech, Inc., Class A (¢)	11,768	1,514,770
Pop Mart International Group Ltd. (#)	85,600	1,698,955
Raytron Technology Co. Ltd., Class A	81,809	1,884,491
Shenzhen Sunway Communication Co. Ltd., Class A	77,200	1,373,144
Sungrow Power Supply Co. Ltd., Class A	51,500	1,206,895
Tencent Holdings Ltd.	413,600	22,793,172
Tingyi Cayman Islands Holding Corp.	1,220,000	1,524,977
Uni-President China Holdings Ltd.	2,497,000	2,151,939

The accompanying notes are an integral part of these financial statements.

Semi-Annual Financial Statements  7

Description	Shares	Value

Lazard Emerging Markets Equity Advantage Portfolio (continued)

Vipshop Holdings Ltd. ADR	69,376	$919,926
Wuxi Biologics Cayman, Inc. (#), (*)	455,000	2,016,259
XD, Inc.	199,600	1,137,313
Yadea Group Holdings Ltd. (#)	848,000	963,259
Yangtze Optical Fibre & Cable Joint Stock Ltd. Co., Class H (#)	36,500	1,209,082
Yantai Jereh Oilfield Services Group Co. Ltd., Class A	95,000	2,150,333
Yutong Bus Co. Ltd., Class A	504,000	1,991,302
Zhejiang Century Huatong Group Co. Ltd., Class A	725,000	1,513,935
Zhejiang NHU Co. Ltd., Class A	411,900	1,725,183
Zhejiang Sanhua Intelligent Controls Co. Ltd., Class H	442,400	1,498,927
Zhongji Innolight Co. Ltd., Class A	11,600	2,193,701
Zijin Mining Group Co. Ltd., Class H	1,356,000	4,769,820
ZTO Express Cayman, Inc.	50,650	1,119,478
		171,237,275

Egypt | 0.3%
Commercial International Bank - Egypt (CIB) GDR	1,227,710	3,130,661

Greece | 0.6%
Alpha Bank SA	865,668	3,922,657
Motor Oil Hellas Corinth Refineries SA	43,052	1,887,747
		5,810,404

Hong Kong | 0.1%
Zijin Gold International Co. Ltd.	110,700	1,255,210

Hungary | 0.7%
Magyar Telekom Telecommunications PLC	248,569	2,116,245
OTP Bank Nyrt	27,598	4,078,293
		6,194,538

India | 10.6%
Acutaas Chemicals Ltd.	51,697	1,945,604
Ajanta Pharma Ltd.	30,985	1,126,781
Bank of Baroda	749,676	2,176,236
Bank of India	2,434,865	3,649,277

The accompanying notes are an integral part of these financial statements.

8  Semi-Annual Financial Statements

Description	Shares	Value

Lazard Emerging Markets Equity Advantage Portfolio (continued)

Bank of Maharashtra	3,665,931	$3,558,210
Canara Bank	1,730,696	2,304,785
Cipla Ltd.	150,641	2,338,656
Force Motors Ltd.	7,641	1,508,364
HCL Technologies Ltd.	166,737	1,895,213
HDFC Bank Ltd.	392,179	3,317,388
HDFC Bank Ltd. ADR	19,660	507,818
Hero MotoCorp Ltd.	34,076	1,735,444
Hindalco Industries Ltd.	211,505	2,153,055
Hindustan Aeronautics Ltd.	24,337	1,130,703
Indus Towers Ltd. (*)	634,945	2,637,850
Infosys Ltd.	367,869	3,887,925
Jammu & Kashmir Bank Ltd.	265,125	437,376
Karur Vysya Bank Ltd.	688,591	2,166,109
LIC Housing Finance Ltd.	720,209	4,320,962
Life Insurance Corp. of India	992,493	4,566,949
Lupin Ltd.	65,378	1,674,528
Marico Ltd.	141,790	1,256,490
Multi Commodity Exchange of India Ltd.	153,939	4,640,542
National Aluminium Co. Ltd.	438,266	1,581,058
Nava Ltd.	190,949	1,229,154
Page Industries Ltd.	2,696	1,182,852
Piramal Finance Ltd.	142,747	3,265,999
Power Finance Corp. Ltd.	328,678	1,483,909
Reliance Industries Ltd.	106,137	1,460,833
Reliance Industries Ltd. GDR (#)	38,376	2,126,279
Sansera Engineering Ltd. (#)	55,722	1,906,349
South Indian Bank Ltd.	7,339,829	3,551,562
State Bank of India	89,560	979,788
Sun Pharmaceutical Industries Ltd.	221,845	4,368,571
Tata Consultancy Services Ltd.	56,824	1,225,366
Tata Motors Ltd./new	351,779	1,584,681
Tata Motors Passenger Vehicles Ltd.	1,198,952	4,504,962
Union Bank of India Ltd.	2,216,754	4,075,233
Vedanta Aluminium Metal Ltd. (*)	650,065	3,079,780
Vedanta Ltd.	959,672	2,868,233
Yes Bank Ltd. (*)	6,492,734	1,664,427
		97,075,301

The accompanying notes are an integral part of these financial statements.

Semi-Annual Financial Statements  9

Description	Shares	Value

Lazard Emerging Markets Equity Advantage Portfolio (continued)

Indonesia | 0.6%
Bank Central Asia Tbk. PT	3,390,800	$1,055,995
Bank Mandiri Persero Tbk. PT	5,882,800	1,270,638
Indofood Sukses Makmur Tbk. PT	3,376,000	1,260,516
Japfa Comfeed Indonesia Tbk. PT	10,406,500	1,135,715
Trimegah Bangun Persada Tbk. PT	24,855,500	1,091,714
		5,814,578

Kuwait | 0.1%
Kuwait Real Estate Co. KSC (*)	535,349	605,193

Malaysia | 1.3%
99 Speed Mart Retail Holdings Bhd.	4,589,100	3,982,329
KPJ Healthcare Bhd.	1,997,300	1,591,855
Nestle Malaysia Bhd.	11,700	268,717
Public Bank Bhd.	1,382,400	1,633,464
RHB Bank Bhd.	502,200	1,022,780
Sime Darby Bhd.	3,201,000	1,688,527
Sunway Construction Group Bhd.	965,600	1,766,643
		11,954,315

Mexico | 1.2%
Arca Continental SAB de CV	110,100	1,319,500
Cemex SAB de CV ADR	440,156	5,281,872
Gentera SAB de CV	1,189,896	2,578,817
Industrias Penoles SAB de CV	38,305	1,674,095
		10,854,284

Peru | 0.7%
Credicorp Ltd.	3,470	1,351,843
Intercorp Financial Services, Inc.	80,245	4,570,755
		5,922,598

Philippines | 0.8%
International Container Terminal Services, Inc.	399,080	5,826,337
Metropolitan Bank & Trust Co.	1,280,270	1,359,500
		7,185,837

The accompanying notes are an integral part of these financial statements.

10  Semi-Annual Financial Statements

Description	Shares	Value

Lazard Emerging Markets Equity Advantage Portfolio (continued)

Poland | 0.9%
KGHM Polska Miedz SA	15,371	$1,356,858
ORLEN SA	54,795	1,842,758
PGE Polska Grupa Energetyczna SA (*)	527,756	1,325,316
Tauron Polska Energia SA	670,219	1,624,364
Zabka Group SA (*)	317,883	2,299,619
		8,448,915

Russia | 0.0%
PhosAgro PJSC (*), (¢)	42	0
Severstal PAO GDR (¢)	9,589	0
		0

Saudi Arabia | 2.5%
Al Babtain Power & Telecommunication Co.	106,271	1,836,115
Banque Saudi Fransi	988,517	5,105,618
Electrical Industries Co.	1,066,820	4,099,686
Etihad Etisalat Co.	265,435	4,273,136
Jarir Marketing Co.	549,371	2,450,874
Saudi Energy Co.	617,006	2,923,998
Saudi National Bank	207,143	2,133,032
		22,822,459

South Africa | 1.5%
Gold Fields Ltd. ADR	144,349	4,848,683
Harmony Gold Mining Co. Ltd. ADR	226,627	3,446,997
Naspers Ltd., N Shares	22,087	1,107,828
Old Mutual Ltd.	2,761,412	2,260,083
Sasol Ltd. (*)	81,212	802,965
Telkom SA SOC Ltd.	446,118	1,528,911
		13,995,467

South Korea | 24.1%
CJ CheilJedang Corp.	11,105	1,329,456
Hana Financial Group, Inc.	49,969	3,703,669
Hanwha Aerospace Co. Ltd.	1,665	1,072,472
HD Hyundai Co. Ltd.	28,694	3,707,707
HD Hyundai Electric Co. Ltd.	4,848	3,073,295

The accompanying notes are an integral part of these financial statements.

Semi-Annual Financial Statements  11

Description	Shares	Value

Lazard Emerging Markets Equity Advantage Portfolio (continued)

HD Hyundai Heavy Industries Co. Ltd.	4,640	$1,783,039
HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	14,129	3,206,866
Hyundai Mobis Co. Ltd.	2,864	931,640
Hyundai Rotem Co. Ltd.	8,531	952,848
KB Financial Group, Inc.	26,257	2,700,099
Kia Corp.	51,393	4,601,483
Korea Electric Power Corp.	186,455	4,447,930
LG Chem Ltd.	4,031	732,279
LG Electronics, Inc.	31,311	4,171,327
Meritz Financial Group, Inc. (*)	49,835	3,408,297
Samsung Electro-Mechanics Co. Ltd.	4,936	7,136,372
Samsung Electronics Co. Ltd. GDR	16,587	89,423,223
Samsung Fire & Marine Insurance Co. Ltd.	11,934	4,779,045
SK Hynix, Inc.	28,376	50,064,213
SK Square Co. Ltd.	23,922	26,644,524
Woori Financial Group, Inc.	95,284	1,787,976
		219,657,760

Taiwan | 27.1%
Accton Technology Corp.	99,000	7,828,127
Advantech Co. Ltd.	342,000	5,347,179
ASE Technology Holding Co. Ltd.	119,000	2,569,754
Asia Vital Components Co. Ltd.	70,000	5,613,589
ASPEED Technology, Inc.	3,000	1,568,609
Bizlink Holding, Inc.	22,296	1,355,027
Charoen Pokphand Enterprise	500,000	1,784,912
Chroma ATE, Inc.	62,000	4,254,592
Compeq Manufacturing Co. Ltd.	246,000	1,811,956
Daxin Materials Corp.	93,000	1,147,506
Delta Electronics, Inc.	293,000	18,135,164
E.Sun Financial Holding Co. Ltd.	4,907,000	5,320,031
Elite Material Co. Ltd.	24,000	4,107,071
Eva Airways Corp.	1,254,000	1,774,401
Genius Electronic Optical Co. Ltd.	107,000	2,224,513
International Games System Co. Ltd., Class C	117,000	2,906,559
Jentech Precision Industrial Co. Ltd.	7,000	760,618
KGI Financial Holding Co. Ltd.	1,381,000	1,249,668
Lotes Co. Ltd.	20,000	1,336,323

The accompanying notes are an integral part of these financial statements.

12  Semi-Annual Financial Statements

Description	Shares	Value

Lazard Emerging Markets Equity Advantage Portfolio (continued)

MediaTek, Inc.	141,000	$19,253,603
Realtek Semiconductor Corp.	152,000	3,883,350
Silicon Motion Technology Corp. ADR	7,669	2,556,308
Sunonwealth Electric Machine Industry Co. Ltd.	234,000	1,050,246
Taiwan Semiconductor Manufacturing Co. Ltd.	1,810,000	138,987,448
United Microelectronics Corp.	601,000	3,224,075
Winbond Electronics Corp.	217,000	1,430,852
Yuanta Financial Holding Co. Ltd.	2,871,000	5,969,976
		247,451,457

Thailand | 1.5%
Advanced Info Service PCL	209,200	2,360,813
Bangkok Bank PCL (‡)	490,900	2,652,475
Delta Electronics Thailand PCL NVDR	295,000	2,936,750
PTT Exploration & Production PCL (‡)	268,200	1,081,826
Thaifoods Group PCL	3,336,900	1,104,917
TMBThanachart Bank PCL	46,273,600	3,426,591
		13,563,372

Turkey | 0.4%
Akbank TAS	674,744	1,117,376
Turkiye Is Bankasi AS, Class C	8,212,622	2,614,838
		3,732,214

United Arab Emirates | 1.4%
Abu Dhabi Commercial Bank PJSC	526,938	2,083,600
Aldar Properties PJSC	830,874	1,882,326
Emaar Development PJSC	951,287	3,610,684
Emaar Properties PJSC	925,813	3,031,931
First Abu Dhabi Bank PJSC	365,988	1,699,251
		12,307,792

United States | 0.5%
BeOne Medicines Ltd. ADR (*)	14,720	4,194,758

Total Common Stocks (Cost $682,902,055)		885,923,831

The accompanying notes are an integral part of these financial statements.

Semi-Annual Financial Statements  13

Description	Shares	Value

Lazard Emerging Markets Equity Advantage Portfolio (concluded)

Preferred Stocks | 1.4%

Brazil | 1.4%
Banco Bradesco SA	840,000	$2,945,199
Petroleo Brasileiro SA - Petrobras	1,355,339	9,924,222
		12,869,421

Total Preferred Stocks (Cost $12,508,401)		12,869,421

Short-Term Investments | 1.3%
Lazard Government Money Market Portfolio, 3.47% (7 Day Yield) (a) (Cost $12,197,356)	12,197,356	12,197,356

Total Investments | 99.7% (Cost $707,607,812)		$910,990,608

Cash and Other Assets in Excess of Liabilities | 0.3%		2,560,890

Net Assets | 100.0%		$913,551,498

Notes to Portfolio of Investments:

(*)	Non-income producing security.
(#)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At June 30, 2026, these securities amounted to 2.7% of net assets of the Portfolio.
(¢)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(‡)	Security valued using Level 2 inputs, based on reference to a similar security which was trading on an active market, under GAAP hierarchy – see Note 8 in the Notes to Financial Statements.
(a)	Affiliated investment.

The accompanying notes are an integral part of these financial statements.

14  Semi-Annual Financial Statements

Description	Shares	Value

Lazard Emerging Markets Equity Portfolio

Common Stocks | 95.3%

Argentina | 0.9%
Vista Energy SAB de CV ADR (*)	1,256,155	$80,142,689

Brazil | 10.8%
Arcos Dorados Holdings, Inc., Class A	5,442,524	43,866,743
Banco do Brasil SA	26,718,052	103,046,397
BB Seguridade Participacoes SA	19,132,617	145,172,618
Engie Brasil Energia SA	10,377,000	70,013,542
Motiva Infraestrutura de Mobilidade SA	23,685,317	67,078,499
Petroleo Brasileiro SA - Petrobras ADR	5,965,900	96,408,944
PRIO SA (*)	9,571,100	96,688,078
Rede D’Or Sao Luiz SA (#)	12,942,200	87,020,081
Suzano SA	6,135,500	47,243,695
Vale SA ADR	7,462,741	112,239,625
Vibra Energia SA	22,769,284	131,835,403
		1,000,613,625

China | 21.0%
Alibaba Group Holding Ltd.	4,003,400	47,828,302
Aluminum Corp. of China Ltd., Class H	50,566,000	48,277,637
Anhui Conch Cement Co. Ltd., Class H	9,461,153	20,272,258
ANTA Sports Products Ltd.	8,956,600	81,360,878
Bosideng International Holdings Ltd.	142,948,000	78,161,535
China Construction Bank Corp., Class H	166,867,224	171,931,931
China Medical System Holdings Ltd.	28,963,000	38,063,985
China Merchants Bank Co. Ltd., Class H	20,502,994	117,692,498
DaShenLin Pharmaceutical Group Co. Ltd., Class A	25,192,002	55,885,746
ENN Natural Gas Co. Ltd., Class A	37,261,865	86,335,665
Hengan International Group Co. Ltd.	7,665,500	21,274,402
Huayu Automotive Systems Co. Ltd., Class A	17,099,100	39,091,848
Lenovo Group Ltd.	106,194,000	317,249,289
Midea Group Co. Ltd., Class A	13,148,925	146,291,699
NetEase, Inc.	7,626,300	196,297,434
Ping An Insurance Group Co. of China Ltd., Class H	13,658,000	89,316,729
Sinopharm Group Co. Ltd., Class H	46,038,814	93,539,252
Tencent Holdings Ltd.	3,162,200	174,266,368

The accompanying notes are an integral part of these financial statements.

Semi-Annual Financial Statements  15

Description	Shares	Value

Lazard Emerging Markets Equity Portfolio (continued)

Tingyi Cayman Islands Holding Corp.	49,068,000	$61,334,065
Want Want China Holdings Ltd.	103,797,000	44,906,699
Weichai Power Co. Ltd., Class H	2,919,983	12,827,515
		1,942,205,735

Czech Republic | 0.5%
CSG NV	3,223,288	47,057,537

Egypt | 0.9%
Commercial International Bank - Egypt (CIB) GDR	18,509,134	47,198,292
Commercial International Bank - Egypt (CIB) GDR (United Kingdom)	13,135,675	33,512,207
		80,710,499

France | 0.9%
Gaztransport Et Technigaz SA	382,010	80,911,796

Greece | 1.9%
Allwyn AG	3,659,431	58,303,440
National Bank of Greece SA	6,819,733	117,930,458
		176,233,898

Hungary | 3.0%
MOL Hungarian Oil & Gas PLC	9,592,029	113,968,794
OTP Bank Nyrt	1,106,650	163,535,134
		277,503,928

India | 5.7%
Axis Bank Ltd.	5,653,388	80,909,713
Indus Towers Ltd. (*)	31,598,457	131,274,342
Infosys Ltd. ADR	9,127,546	95,747,958
State Bank of India	6,809,678	74,497,973
Tata Consultancy Services Ltd.	3,809,995	82,159,609
UPL Ltd.	10,686,094	64,890,001
		529,479,596

The accompanying notes are an integral part of these financial statements.

16  Semi-Annual Financial Statements

Description	Shares	Value

Lazard Emerging Markets Equity Portfolio (continued)

Indonesia | 3.4%
Alamtri Resources Indonesia Tbk. PT	299,406,000	$37,922,493
Astra International Tbk. PT	272,316,100	68,837,093
Bank Mandiri Persero Tbk. PT	378,479,384	81,748,559
Telkom Indonesia Persero Tbk. PT ADR	6,073,850	81,571,806
United Tractors Tbk. PT	32,015,500	41,249,390
		311,329,341

Mexico | 5.3%
America Movil SAB de CV ADR	5,075,437	131,910,608
Grupo Aeroportuario del Pacifico SAB de CV ADR	429,708	108,784,877
Grupo Financiero Banorte SAB de CV, Class O	11,848,537	125,054,152
Kimberly-Clark de Mexico SAB de CV, Class A	29,370,395	65,047,342
Ternium SA ADR	1,442,603	61,599,148
		492,396,127

Peru | 1.2%
Credicorp Ltd.	291,550	113,582,049

Philippines | 0.8%
International Container Terminal Services, Inc.	5,356,700	78,204,727

Russia | 0.0%
Sberbank of Russia PJSC (*), (¢)	13,596,421	14

South Africa | 6.5%
Bidvest Group Ltd.	8,316,757	121,810,529
Kumba Iron Ore Ltd.	1,840,610	32,710,276
Life Healthcare Group Holdings Ltd.	64,239,479	40,906,014
Nedbank Group Ltd.	7,094,398	116,985,731
Sanlam Ltd.	15,909,239	85,864,116
Standard Bank Group Ltd.	5,315,593	104,726,680
Vodacom Group Ltd.	10,923,115	101,149,655
		604,153,001

The accompanying notes are an integral part of these financial statements.

Semi-Annual Financial Statements  17

Description	Shares	Value

Lazard Emerging Markets Equity Portfolio (continued)

South Korea | 12.5%
Coway Co. Ltd.	323,331	$18,925,278
Hyundai Mobis Co. Ltd.	138,182	44,949,687
KB Financial Group, Inc.	1,409,762	144,970,730
Kia Corp.	1,329,476	119,034,921
KT Corp.	1,507,938	51,592,083
KT&G Corp.	1,021,364	112,019,067
Shinhan Financial Group Co. Ltd.	2,400,741	148,756,799
SK Hynix, Inc.	290,904	513,246,398
		1,153,494,963

Taiwan | 16.6%
ASE Technology Holding Co. Ltd.	8,013,000	173,037,294
MediaTek, Inc.	1,789,000	244,288,623
Novatek Microelectronics Corp.	7,040,000	119,392,628
Quanta Computer, Inc.	13,735,000	159,594,415
Realtek Semiconductor Corp.	5,098,000	130,245,497
Taiwan Semiconductor Manufacturing Co. Ltd.	6,935,913	532,599,363
Wiwynn Corp.	1,218,000	178,726,022
		1,537,883,842

Thailand | 1.0%
Kasikornbank PCL (‡)	11,400,154	74,810,240
PTT Exploration & Production PCL (‡)	4,979,100	20,083,966
		94,894,206

Turkey | 0.9%
BIM Birlesik Magazalar AS	10,373,220	81,349,185

United Kingdom | 0.9%
Unilever PLC	1,330,959	80,080,008

United States | 0.6%
SLB Ltd.	1,204,974	56,019,241

Total Common Stocks (Cost $6,515,107,579)		8,818,246,007

The accompanying notes are an integral part of these financial statements.

18  Semi-Annual Financial Statements

Description	Shares	Value

Lazard Emerging Markets Equity Portfolio (concluded)

Short-Term Investments | 4.3%
Lazard Government Money Market Portfolio, 3.47% (7 Day Yield) (a) (Cost $393,460,775)	393,460,775	$393,460,775

Total Investments | 99.6% (Cost $6,908,568,354)		$9,211,706,782

Cash and Other Assets in Excess of Liabilities | 0.4%		35,158,770

Net Assets | 100.0%		$9,246,865,552

Notes to Portfolio of Investments:

(*)	Non-income producing security.
(#)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At June 30, 2026, these securities amounted to 0.9% of net assets of the Portfolio.
(¢)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(‡)	Security valued using Level 2 inputs, based on reference to a similar security which was trading on an active market, under GAAP hierarchy – see Note 8 in the Notes to Financial Statements.
(a)	Affiliated investment.

The accompanying notes are an integral part of these financial statements.

Semi-Annual Financial Statements  19

Description	Shares	Value

Lazard Equity Franchise Portfolio

Common Stocks | 95.4%

Australia | 3.0%
CSL Ltd.	13,909	$1,107,792

Denmark | 3.0%
Coloplast AS, Class B	18,937	1,079,961

France | 8.4%
Edenred SE	38,902	1,000,554
FDJ UNITED	85,174	2,082,466
		3,083,020

Germany | 5.2%
Carl Zeiss Meditec AG	38,393	1,168,002
SAP SE	4,810	736,616
		1,904,618

Ireland | 1.0%
Kerry Group PLC, Class A	3,966	364,224

Italy | 6.4%
Nexi SpA (#)	573,677	2,323,307

Luxembourg | 2.5%
SES SA	111,924	916,405

United Kingdom | 12.1%
Autotrader Group PLC (#)	250,567	1,659,523
Bunzl PLC	38,117	1,329,926
Diageo PLC	52,674	1,058,737
Severn Trent PLC	9,419	368,123
		4,416,309

United States | 53.8%
Adobe, Inc. (*)	5,548	1,137,451
Becton Dickinson & Co.	2,502	378,628
Brightstar Lottery PLC	203,686	2,183,514

The accompanying notes are an integral part of these financial statements.

20  Semi-Annual Financial Statements

Description	Shares	Value

Lazard Equity Franchise Portfolio (continued)

Campbell’s Co.	16,360	$364,337
Cognizant Technology Solutions Corp., Class A	24,775	959,536
Dentsply Sirona, Inc.	169,967	1,803,350
Equifax, Inc.	7,083	1,124,214
Experian PLC	33,146	1,114,622
Fiserv, Inc. (*)	46,026	2,257,575
H&R Block, Inc.	62,983	2,398,393
Henry Schein, Inc. (*)	4,870	406,742
Microsoft Corp.	1,026	382,719
Omnicom Group, Inc.	30,348	2,210,245
Paychex, Inc.	7,425	730,100
Verisk Analytics, Inc.	6,229	1,118,292
Visa, Inc., A Shares	3,310	1,135,628
		19,705,346

Total Common Stocks (Cost $40,513,603)		34,900,982

Preferred Stocks | 3.3%

Germany | 3.3%
Henkel AG & Co. KGaA (Cost $1,146,402)	14,481	1,216,958

Short-Term Investments | 1.3%
Lazard Government Money Market Portfolio, 3.47% (7 Day Yield) (a) (Cost $478,695)	478,695	478,695

Total Investments | 100.0% (Cost $42,138,700)		$36,596,635

Cash and Other Assets in Excess of Liabilities | 0.0%		14,514

Net Assets | 100.0%		$36,611,149

The accompanying notes are an integral part of these financial statements.

Semi-Annual Financial Statements  21

Lazard Equity Franchise Portfolio (concluded)

Notes to Portfolio of Investments:

(#)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At June 30, 2026, these securities amounted to 10.9% of net assets of the Portfolio.
(*)	Non-income producing security.
(a)	Affiliated investment.

The accompanying notes are an integral part of these financial statements.

22  Semi-Annual Financial Statements

Description	Shares	Value

Lazard Global Listed Infrastructure Portfolio

Common Stocks | 90.0%

Australia | 3.8%
Atlas Arteria Ltd.	67,727,750	$239,191,606
Transurban Group	23,092,496	230,517,775
		469,709,381

Canada | 2.0%
Canadian National Railway Co.	2,140,135	255,397,743

France | 8.7%
Eiffage SA	632,629	93,401,094
Vinci SA	6,775,867	991,008,282
		1,084,409,376

Germany | 1.4%
Fraport AG Frankfurt Airport Services Worldwide	2,182,497	181,701,715

Hong Kong | 5.4%
CK Infrastructure Holdings Ltd.	35,485,972	270,816,879
Power Assets Holdings Ltd.	55,850,430	407,536,504
		678,353,383

Italy | 19.4%
Hera SpA	71,275,367	297,416,626
Infrastrutture Wireless Italiane SpA (#)	43,828,449	308,635,217
Italgas SpA	30,714,008	355,717,124
Snam SpA	119,649,595	861,190,892
Terna - Rete Elettrica Nazionale	50,916,622	595,736,410
		2,418,696,269

Luxembourg | 1.4%
SES SA (^)	20,899,917	171,123,146

New Zealand | 0.5%
Auckland International Airport Ltd.	12,846,804	60,975,159

The accompanying notes are an integral part of these financial statements.

Semi-Annual Financial Statements  23

Description	Shares	Value

Lazard Global Listed Infrastructure Portfolio (continued)

Portugal | 0.5%
REN - Redes Energeticas Nacionais SGPS SA	14,082,180	$60,768,805

Spain | 4.1%
Cellnex Telecom SA (#)	16,971,164	508,209,434

Switzerland | 1.9%
Flughafen Zurich AG	760,337	235,036,117

United Kingdom | 18.0%
National Grid PLC	60,831,587	1,007,176,979
Pennon Group PLC (^)	26,171,258	161,504,551
Severn Trent PLC	13,885,708	542,695,880
United Utilities Group PLC	30,498,407	529,170,615
		2,240,548,025

United States | 22.9%
American Tower Corp. REIT	3,426,600	560,488,962
Consolidated Edison, Inc.	5,335,930	590,313,936
Crown Castle, Inc. REIT	7,247,706	548,868,775
Exelon Corp.	12,446,458	580,253,872
Ferrovial NV	8,245,455	565,642,978
		2,845,568,523

Total Common Stocks (Cost $9,216,766,431)		11,210,497,076

The accompanying notes are an integral part of these financial statements.

24  Semi-Annual Financial Statements

Description	Shares	Value

Lazard Global Listed Infrastructure Portfolio (continued)

Short-Term Investments | 9.2%
Lazard Government Money Market Portfolio, 3.47% (7 Day Yield) (a) (Cost $1,140,131,012)	1,140,131,012	$1,140,131,012

Total Investments | 99.2% (Cost $10,356,897,443) (»)		$12,350,628,088

Cash and Other Assets in Excess of Liabilities | 0.8%		97,275,930

Net Assets | 100.0%		$12,447,904,018

Notes to Portfolio of Investments:

(#)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At June 30, 2026, these securities amounted to 6.6% of net assets of the Portfolio.
(^)	Refer to Note 5 in the Notes to Financial Statements for further details related to holdings of 5% voting securities of portfolio companies.
(a)	Affiliated investment.
(»)	The Portfolio, at all times, maintains portfolio securities in sufficient amount to cover its obligations related to investments in forward currency contracts.

Asset Class/Sector	Allocation
Communication Services	7.9%
Industrials	22.9
Real Estate	8.9
Utilities	50.3
Other (includes short-term investments)	10.0
Total	100.0%

The accompanying notes are an integral part of these financial statements.

Semi-Annual Financial Statements  25

Lazard Global Listed Infrastructure Portfolio (concluded)

Forward Currency Contracts open at June 30, 2026:

Currency Purchased	Quantity	Currency Sold	Quantity	Counterparty	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
HKD	428,270,120	USD	54,799,749	SCB	09/24/26	$—	$38,079
USD	39,893,876	AUD	56,495,703	BNP	09/24/26	837,354	—
USD	175,403,007	AUD	248,296,716	CIT	09/24/26	3,750,907	—
USD	89,631,941	AUD	126,944,477	HSB	09/24/26	1,872,882	—
USD	100,142,257	AUD	141,831,900	MSC	09/24/26	2,091,247	—
USD	33,625,796	AUD	48,057,104	SCB	09/24/26	403,033	—
USD	49,298,692	AUD	69,831,638	SSB	09/24/26	1,022,793	—
USD	99,683,071	CAD	138,902,039	BNP	09/24/26	1,377,196	—
USD	61,345,466	CAD	85,457,915	CIT	09/24/26	863,884	—
USD	101,047,566	CAD	140,809,813	HSB	09/24/26	1,391,492	—
USD	12,863,482	CAD	17,925,056	MSC	09/24/26	177,287	—
USD	102,484,610	CAD	142,794,369	SCB	09/24/26	1,423,996	—
USD	42,853,519	CHF	33,628,905	BNP	09/24/26	847,650	—
USD	23,449,162	CHF	18,759,337	HSB	09/24/26	16,872	—
USD	59,979,664	CHF	47,064,363	SCB	09/24/26	1,191,562	—
USD	84,792,261	CHF	66,539,794	SSB	09/24/26	1,677,396	—
USD	618,838,785	EUR	531,687,267	BNP	09/24/26	9,205,208	—
USD	585,941,706	EUR	503,570,209	BNY	09/24/26	8,547,198	—
USD	796,861,943	EUR	684,718,124	CAN	09/24/26	11,762,909	—
USD	797,353,753	EUR	684,782,378	CIT	09/24/26	12,181,046	—
USD	818,444,890	EUR	703,092,087	HSB	09/24/26	12,278,238	—
USD	855,315,311	EUR	734,592,396	RBC	09/24/26	13,030,347	—
USD	610,024,459	EUR	524,057,987	SSB	09/24/26	9,138,628	—
USD	391,663,110	GBP	292,386,274	CAN	09/24/26	3,826,027	—
USD	477,403,251	GBP	356,370,122	CIT	09/24/26	4,694,508	—
USD	520,762,437	GBP	388,831,224	HSB	09/24/26	4,995,518	—
USD	260,072,973	GBP	194,178,064	MSC	09/24/26	2,504,610	—
USD	316,241,019	GBP	236,136,451	RBC	09/24/26	3,016,767	—
USD	377,006,373	GBP	281,523,467	SSB	09/24/26	3,578,311	—
USD	89,498,481	HKD	699,287,435	BNP	09/24/26	82,606	—
USD	106,923,830	HKD	835,395,886	HSB	09/24/26	104,159	—
USD	101,468,827	HKD	792,781,015	MSC	09/24/26	98,196	—
USD	239,823,320	HKD	1,873,547,738	SCB	09/24/26	258,154	—
USD	182,256,903	HKD	1,424,100,763	SSB	09/24/26	161,230	—
USD	49,261,522	NZD	85,313,007	HSB	09/24/26	672,009	—
USD	6,556,857	NZD	11,352,214	RBC	09/24/26	91,272	—
Total gross unrealized appreciation/depreciation on Forward Currency Contracts						$119,172,492	$38,079

The accompanying notes are an integral part of these financial statements.

26  Semi-Annual Financial Statements

Description	Shares	Value

Lazard Global Small Cap Equity Portfolio

Common Stocks | 97.4%

Australia | 0.8%
ALS Ltd.	11,088	$176,497

Austria | 1.7%
BAWAG Group AG (#)	1,740	348,871

Belgium | 1.2%
Cenergy Holdings SA	9,316	245,874

Canada | 2.9%
Electrovaya, Inc. (*)	26,834	281,757
Neo Performance Materials, Inc.	12,495	327,562
		609,319

Cayman Islands | 0.6%
Bullish	5,806	136,035

Finland | 1.4%
Hiab OYJ	4,597	291,448

France | 3.8%
Exosens SAS	4,956	323,479
Gaztransport Et Technigaz SA	1,157	245,059
Technip Energies NV	6,378	241,420
		809,958

Germany | 3.8%
Alzchem Group AG	1,512	299,973
Jenoptik AG	3,957	212,295
Vincorion SE	15,463	296,164
		808,432

Greece | 0.6%
Holding Co. ADMIE IPTO SA	24,004	127,702

The accompanying notes are an integral part of these financial statements.

Semi-Annual Financial Statements  27

Description	Shares	Value

Lazard Global Small Cap Equity Portfolio (continued)

Israel | 1.4%
Meitav Investment House Ltd.	4,124	$179,444
Next Vision Stabilized Systems Ltd.	1,428	115,559
		295,003

Italy | 2.5%
Lottomatica Group SpA	12,020	333,738
SOL SpA	2,754	183,159
		516,897

Japan | 11.3%
Asics Corp.	7,700	209,400
Casio Computer Co. Ltd.	16,700	198,046
Dexerials Corp.	7,600	202,294
Ebara Corp.	11,800	462,768
Maruwa Co. Ltd.	400	177,578
Nichias Corp.	18,200	447,009
Organo Corp.	3,600	367,077
Toyo Suisan Kaisha Ltd.	2,100	134,276
Yonex Co. Ltd.	12,000	171,160
		2,369,608

Mexico | 1.5%
Arca Continental SAB de CV	26,900	322,385

Netherlands | 1.1%
Pharvaris NV (*)	6,862	237,288

Norway | 1.3%
Norbit ASA	15,930	272,511

Spain | 1.0%
Arteche Lantegi Elkartea SA	5,210	200,688

Switzerland | 0.8%
Huber & Suhner AG	619	170,948

The accompanying notes are an integral part of these financial statements.

28  Semi-Annual Financial Statements

Description	Shares	Value

Lazard Global Small Cap Equity Portfolio (continued)

Taiwan | 0.9%
Gold Circuit Electronics Ltd.	5,000	$190,325

United Kingdom | 1.7%
Zegona Communications PLC	16,693	352,677

United States | 57.1%
ABM Industries, Inc.	4,368	193,240
Advanced Energy Industries, Inc.	1,518	566,017
Antero Resources Corp. (*)	3,179	111,710
Atlas Energy Solutions, Inc.	17,682	293,698
Boot Barn Holdings, Inc. (*)	2,316	380,449
Brunswick Corp.	2,442	205,714
Cactus, Inc., Class A	3,739	191,549
Cohu, Inc. (*)	5,671	419,144
Credo Technology Group Holding Ltd. (*)	2,609	709,518
CubeSmart REIT	5,259	209,151
DigitalOcean Holdings, Inc. (*)	4,086	641,625
Eagle Materials, Inc.	805	181,125
EquipmentShare.com, Inc., Class A	7,105	139,684
Figure Technology Solutions, Inc., Class A	8,502	261,096
First American Financial Corp.	2,369	162,490
First Watch Restaurant Group, Inc. (*)	44,888	578,606
Floor & Decor Holdings, Inc., Class A (*)	11,240	667,206
Gates Industrial Corp. PLC (*)	10,443	292,091
Gentherm, Inc. (*)	3,409	116,281
Guardian Pharmacy Services, Inc., Class A (*)	8,429	352,922
Jazz Pharmaceuticals PLC (*)	867	208,921
Landstar System, Inc.	1,078	222,941
Legence Corp., Class A	2,729	232,593
Middleby Corp. (*)	1,209	207,960
Patrick Industries, Inc.	3,892	349,424
Quantinuum, Inc., Class A	2,407	196,748
Ramaco Resources, Inc., Class A (*)	13,639	180,444
Rambus, Inc. (*)	3,238	429,812
Regal Rexnord Corp.	1,668	397,301
RH (*)	3,472	571,943
Rosebank Industries PLC (*)	41,673	183,042
Terawulf, Inc. (*)	14,125	348,888
Texas Capital Bancshares, Inc.	2,690	277,769

The accompanying notes are an integral part of these financial statements.

Semi-Annual Financial Statements  29

Description	Shares	Value

Lazard Global Small Cap Equity Portfolio (concluded)

Toro Co.	3,877	$377,697
Wintrust Financial Corp.	1,704	273,867
Wyndham Hotels & Resorts, Inc.	2,392	201,430
Yesway, Inc., Class A	19,421	394,246
Zeta Global Holdings Corp., Class A (*)	13,797	271,525
		11,999,867

Total Common Stocks (Cost $18,527,017)		20,482,333

Short-Term Investments | 1.8%
Lazard Government Money Market Portfolio, 3.47% (7 Day Yield) (a) (Cost $369,862)	369,862	369,862

Total Investments | 99.2% (Cost $18,896,879)		$20,852,195

Cash and Other Assets in Excess of Liabilities | 0.8%		169,637

Net Assets | 100.0%		$21,021,832

Notes to Portfolio of Investments:

(#)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At June 30, 2026, these securities amounted to 1.7% of net assets of the Portfolio.
(*)	Non-income producing security.
(a)	Affiliated investment.

The accompanying notes are an integral part of these financial statements.

30  Semi-Annual Financial Statements

Description	Shares	Value

Lazard International Equity Portfolio

Common Stocks | 95.1%

Australia | 2.6%
Orica Ltd.	785,118	$12,918,668
Rio Tinto PLC	206,924	19,571,422
		32,490,090

Belgium | 1.0%
KBC Group NV	89,842	12,254,481

Canada | 0.7%
Suncor Energy, Inc.	169,900	9,140,398

China | 1.6%
Contemporary Amperex Technology Co. Ltd., Class A	196,700	11,436,123
Li Ning Co. Ltd.	4,669,500	8,803,538
		20,239,661

France | 14.0%
Air Liquide SA	99,851	19,773,899
Bureau Veritas SA	676,384	20,719,735
Carrefour SA	637,976	11,850,931
Cie de Saint-Gobain SA	197,458	17,876,867
Engie SA	1,008,216	31,790,581
EssilorLuxottica SA	100,176	18,794,279
Legrand SA	99,194	16,743,125
Orange SA	901,285	17,000,212
Pernod Ricard SA	104,505	7,630,946
Societe Generale SA	180,834	16,012,397
		178,192,972

Germany | 7.6%
Allianz SE	40,651	19,237,796
Deutsche Boerse AG	62,237	16,982,443
Merck KGaA	125,981	21,142,469
Siemens AG	57,451	18,460,747
Symrise AG	203,299	20,402,370
		96,225,825

The accompanying notes are an integral part of these financial statements.

Semi-Annual Financial Statements  31

Description	Shares	Value

Lazard International Equity Portfolio (continued)

Greece | 1.8%
National Bank of Greece SA	1,319,340	$22,814,731

Hong Kong | 3.2%
AIA Group Ltd.	2,736,800	25,101,788
Techtronic Industries Co. Ltd.	939,500	15,684,600
		40,786,388

Italy | 4.4%
Banca Monte dei Paschi di Siena SpA	1,414,156	17,559,615
Interpump Group SpA	278,744	10,771,472
Lottomatica Group SpA	263,960	7,328,911
UniCredit SpA	219,494	19,637,526
		55,297,524

Japan | 22.5%
Casio Computer Co. Ltd.	1,121,000	13,293,974
Dexerials Corp.	426,500	11,352,449
Ebara Corp.	340,700	13,361,460
Japan Exchange Group, Inc.	1,359,700	17,136,361
Japan Post Bank Co. Ltd.	1,084,200	20,653,149
MatsukiyoCocokara & Co.	537,500	7,945,649
Mizuho Financial Group, Inc.	266,900	12,816,279
Nippon Sanso Holdings Corp.	300,300	11,079,793
Nitori Holdings Co. Ltd.	634,800	9,435,077
Otsuka Holdings Co. Ltd.	261,400	17,314,200
Recruit Holdings Co. Ltd.	280,900	19,553,295
Renesas Electronics Corp.	505,100	15,258,024
Resona Holdings, Inc.	1,642,400	21,421,660
Resonac Holdings Corp.	153,900	17,161,012
Rigaku Holdings Corp.	726,100	11,361,582
Shimadzu Corp.	863,100	22,026,932
Shin-Etsu Chemical Co. Ltd.	386,900	16,871,767
Suzuki Motor Corp.	1,234,100	14,855,027
Toyo Suisan Kaisha Ltd.	208,500	13,331,644
		286,229,334

Mexico | 0.9%
Arca Continental SAB de CV	973,212	11,663,518

The accompanying notes are an integral part of these financial statements.

32  Semi-Annual Financial Statements

Description	Shares	Value

Lazard International Equity Portfolio (continued)

Netherlands | 3.5%
ASML Holding NV	10,112	$20,054,540
IMCD NV	155,471	14,039,868
Universal Music Group NV	487,605	10,214,136
		44,308,544

South Africa | 1.2%
Anglo American PLC	305,230	14,949,374

South Korea | 2.8%
Kia Corp.	132,811	11,891,261
Samsung Electronics Co. Ltd.	111,178	24,305,406
		36,196,667

Spain | 2.2%
Banco Santander SA	2,066,170	28,583,660

Sweden | 0.9%
Hexagon AB, B Shares	1,342,298	11,103,667

Switzerland | 1.0%
Cie Financiere Richemont SA, Class A	57,376	13,313,834

Taiwan | 2.5%
Lotes Co. Ltd.	177,000	11,826,454
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	42,856	20,466,740
		32,293,194

United Kingdom | 15.3%
3i Group PLC	479,708	15,832,237
AstraZeneca PLC	145,820	27,279,779
Compass Group PLC	587,057	18,967,459
Croda International PLC	304,750	12,233,363
Howden Joinery Group PLC	1,417,679	15,758,076
IMI PLC	504,701	19,856,067
Marks & Spencer Group PLC	2,573,989	12,708,160
RELX PLC	775,952	24,440,921
RS Group PLC	1,077,264	8,311,294

The accompanying notes are an integral part of these financial statements.

Semi-Annual Financial Statements  33

Description	Shares	Value

Lazard International Equity Portfolio (concluded)

SSE PLC	314,628	$10,168,536
Unilever PLC	489,126	29,358,786
		194,914,678

United States | 5.4%
Amcor PLC CDI	260,946	11,287,115
Aon PLC, Class A	52,390	17,377,239
Chubb Ltd.	33,008	11,247,146
Globant SA (*)	93,935	2,718,479
Medtronic PLC	149,275	11,677,783
Shell PLC	358,025	13,867,846
		68,175,608

Total Common Stocks (Cost $943,986,366)		1,209,174,148

Preferred Stocks | 1.2%

Brazil | 1.2%
Itau Unibanco Holding SA (Cost $8,357,876)	1,862,931	15,221,593

Short-Term Investments | 4.5%
Lazard Government Money Market Portfolio, 3.47% (7 Day Yield) (a) (Cost $56,581,929)	56,581,929	56,581,929

Total Investments | 100.8% (Cost $1,008,926,171)		$1,280,977,670

Liabilities in Excess of Cash and Other Assets | (0.8)%		(10,452,787)

Net Assets | 100.0%		$1,270,524,883

Notes to Portfolio of Investments:

(*)	Non-income producing security.
(a)	Affiliated investment.

The accompanying notes are an integral part of these financial statements.

34  Semi-Annual Financial Statements

Description	Shares	Value

Lazard International Equity Select Portfolio

Common Stocks | 97.0%

Austria | 1.3%
BAWAG Group AG (#)	3,590	$719,797

Canada | 2.3%
Suncor Energy, Inc.	11,382	612,337
Toromont Industries Ltd.	4,440	730,123
		1,342,460

China | 4.3%
Alibaba Group Holding Ltd.	26,000	310,620
Contemporary Amperex Technology Co. Ltd., Class A	11,300	656,981
Li Ning Co. Ltd.	195,000	367,639
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	11,065	221,843
Tencent Holdings Ltd.	17,200	947,879
		2,504,962

Denmark | 2.0%
DSV AS	3,208	761,535
Novonesis Novozymes B, Class B	6,377	402,986
		1,164,521

France | 8.3%
Air Liquide SA	3,290	651,532
Bureau Veritas SA	28,701	879,201
Engie SA	29,564	932,198
EssilorLuxottica SA	3,554	666,775
Legrand SA	3,589	605,793
Pernod Ricard SA	4,402	321,434
Sartorius Stedim Biotech	3,377	701,329
		4,758,262

Germany | 4.7%
adidas AG	2,405	493,099
Allianz SE	1,191	563,632

The accompanying notes are an integral part of these financial statements.

Semi-Annual Financial Statements  35

Description	Shares	Value

Lazard International Equity Select Portfolio (continued)

Deutsche Boerse AG	2,272	$619,954
Merck KGaA	2,871	481,819
MTU Aero Engines AG	1,374	571,470
		2,729,974

Greece | 2.0%
Piraeus Bank SA	108,153	1,126,891

Hong Kong | 3.5%
AIA Group Ltd.	80,400	737,425
Hong Kong Exchanges & Clearing Ltd.	12,400	576,320
Techtronic Industries Co. Ltd.	40,500	676,132
		1,989,877

India | 2.4%
Bharti Airtel Ltd.	33,740	661,228
ICICI Bank Ltd. ADR	25,027	726,534
		1,387,762

Italy | 3.0%
Banca Monte dei Paschi di Siena SpA	42,708	530,307
Lottomatica Group SpA	17,128	475,563
UniCredit SpA	8,379	749,646
		1,755,516

Japan | 15.3%
Hoya Corp.	4,600	741,834
Japan Exchange Group, Inc.	47,600	599,905
Japan Post Bank Co. Ltd.	40,600	773,398
Keyence Corp.	2,300	1,158,802
Maruwa Co. Ltd.	1,600	710,312
Mitsubishi Electric Corp.	17,800	652,747
Nitori Holdings Co. Ltd.	20,900	310,638
Recruit Holdings Co. Ltd.	16,300	1,134,634
Resona Holdings, Inc.	75,900	989,956
Rigaku Holdings Corp.	34,400	538,271
Shin-Etsu Chemical Co. Ltd.	16,000	697,721
Suzuki Motor Corp.	43,800	527,226
		8,835,444

The accompanying notes are an integral part of these financial statements.

36  Semi-Annual Financial Statements

Description	Shares	Value

Lazard International Equity Select Portfolio (continued)

Mexico | 2.5%
Fomento Economico Mexicano SAB de CV ADR	4,324	$553,040
Grupo Financiero Banorte SAB de CV, Class O	82,000	865,460
		1,418,500

Netherlands | 5.0%
ASML Holding NV	1,212	2,403,689
Universal Music Group NV	21,828	457,243
		2,860,932

South Africa | 2.0%
Anglo American PLC	23,429	1,147,492

South Korea | 4.9%
KB Financial Group, Inc.	5,660	582,037
Samsung Electronics Co. Ltd.	10,284	2,248,258
		2,830,295

Spain | 3.1%
Banco Santander SA	96,720	1,338,037
Industria de Diseno Textil SA	7,096	447,220
		1,785,257

Sweden | 0.7%
Hexagon AB, B Shares	49,511	409,562

Switzerland | 3.4%
ABB Ltd.	9,399	1,019,802
Cie Financiere Richemont SA, Class A	4,089	948,833
		1,968,635

Taiwan | 8.7%
ASE Technology Holding Co. Ltd.	30,000	647,837
Taiwan Semiconductor Manufacturing Co. Ltd.	57,000	4,376,953
		5,024,790

The accompanying notes are an integral part of these financial statements.

Semi-Annual Financial Statements  37

Description	Shares	Value

Lazard International Equity Select Portfolio (continued)

United Kingdom | 12.3%
3i Group PLC	18,889	$623,411
AstraZeneca PLC	2,894	541,405
Compass Group PLC	32,144	1,038,553
Diploma PLC	6,695	633,562
Halma PLC	6,057	316,439
IMI PLC	15,755	619,837
RELX PLC	30,928	974,170
Rolls-Royce Holdings PLC	33,392	641,132
SSE PLC	21,133	683,002
Unilever PLC	16,616	997,341
		7,068,852

United States | 5.3%
Aon PLC, Class A	2,707	897,885
Experian PLC	18,188	611,620
Globant SA (*)	3,931	113,763
InterContinental Hotels Group PLC	3,748	646,474
Shell PLC	19,734	764,382
		3,034,124

Total Common Stocks (Cost $40,124,072)		55,863,905

Preferred Stocks | 1.8%

Brazil | 1.8%
Itau Unibanco Holding SA (Cost $546,021)	123,692	1,010,660

The accompanying notes are an integral part of these financial statements.

38  Semi-Annual Financial Statements

Description	Shares	Value

Lazard International Equity Select Portfolio (concluded)

Short-Term Investments | 0.2%
Lazard Government Money Market Portfolio, 3.47% (7 Day Yield) (a) (Cost $130,183)	130,183	$130,183

Total Investments | 99.0% (Cost $40,800,276)		$57,004,748

Cash and Other Assets in Excess of Liabilities | 1.0%		589,888

Net Assets | 100.0%		$57,594,636

Notes to Portfolio of Investments:

(#)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At June 30, 2026, these securities amounted to 1.2% of net assets of the Portfolio.
(*)	Non-income producing security.
(a)	Affiliated investment.

The accompanying notes are an integral part of these financial statements.

Semi-Annual Financial Statements  39

Description	Shares	Value

Lazard International Quality Growth Portfolio

Common Stocks | 96.8%

Australia | 2.3%
Computershare Ltd.	452,387	$12,008,497

Brazil | 1.8%
TOTVS SA	1,698,608	9,443,475

Canada | 3.6%
Dollarama, Inc.	59,968	7,933,154
Toromont Industries Ltd.	65,960	10,846,601
		18,779,755

China | 3.8%
Tencent Holdings Ltd.	364,600	20,092,821

Denmark | 5.0%
Coloplast AS, Class B	99,596	5,679,875
Novo Nordisk AS, Class B	435,116	20,874,597
		26,554,472

France | 7.1%
EssilorLuxottica SA	44,324	8,315,740
L’Oreal SA	31,102	13,645,345
LVMH Moet Hennessy Louis Vuitton SE	19,914	11,027,750
Pernod Ricard SA	56,944	4,158,046
		37,146,881

Germany | 5.7%
Rational AG	14,297	10,465,130
SAP SE	71,982	11,023,517
Scout24 SE (#)	100,941	8,346,044
		29,834,691

The accompanying notes are an integral part of these financial statements.

40  Semi-Annual Financial Statements

Description	Shares	Value

Lazard International Quality Growth Portfolio (continued)

Hong Kong | 3.7%
AIA Group Ltd.	1,075,200	$9,861,679
Hong Kong Exchanges & Clearing Ltd.	210,900	9,802,090
		19,663,769

India | 2.6%
HDFC Bank Ltd. ADR	535,277	13,826,205

Israel | 2.3%
Check Point Software Technologies Ltd. (*)	92,987	12,221,281

Japan | 10.3%
Hoya Corp.	55,600	8,966,523
Keyence Corp.	21,100	10,630,746
M3, Inc.	878,100	9,807,205
Recruit Holdings Co. Ltd.	215,700	15,014,759
SMS Co. Ltd.	350,600	4,827,819
Toei Animation Co. Ltd.	314,400	4,710,501
		53,957,553

Netherlands | 9.2%
Argenx SE (*)	11,627	10,779,456
ASML Holding NV	8,893	17,636,969
IMCD NV	55,543	5,015,832
Universal Music Group NV	367,534	7,698,942
Wolters Kluwer NV	108,168	6,991,018
		48,122,217

Norway | 1.9%
Gjensidige Forsikring ASA	361,601	9,790,192

South Africa | 1.6%
Clicks Group Ltd.	604,575	8,399,428

The accompanying notes are an integral part of these financial statements.

Semi-Annual Financial Statements  41

Description	Shares	Value

Lazard International Quality Growth Portfolio (continued)

Sweden | 4.9%
Assa Abloy AB, Class B	421,390	$14,885,321
Hexagon AB, B Shares	1,312,977	10,861,120
		25,746,441

Switzerland | 3.6%
Galderma Group AG	40,960	9,314,419
Partners Group Holding AG	12,030	9,850,170
		19,164,589

Taiwan | 5.0%
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	54,977	26,255,366

United Kingdom | 13.3%
Diageo PLC	353,342	7,102,103
Diploma PLC	114,885	10,871,804
Halma PLC	162,824	8,506,502
London Stock Exchange Group PLC	125,582	13,598,726
RELX PLC	387,443	12,211,408
Unilever PLC	288,949	17,385,238
		69,675,781

United States | 9.1%
Accenture PLC, Class A	62,226	7,743,403
Aon PLC, Class A	42,973	14,253,714
Experian PLC	362,003	12,173,314
InterContinental Hotels Group PLC	79,911	13,783,445
		47,953,876

Total Common Stocks (Cost $529,921,727)		508,637,290

The accompanying notes are an integral part of these financial statements.

42  Semi-Annual Financial Statements

Description	Shares	Value

Lazard International Quality Growth Portfolio (concluded)

Preferred Stocks | 1.3%

Germany | 1.3%
Sartorius AG (Cost $8,231,779)	26,342	$6,912,299

Total Investments | 98.1% (Cost $538,153,506)		$515,549,589

Cash and Other Assets in Excess of Liabilities | 1.9%		10,157,771

Net Assets | 100.0%		$525,707,360

Notes to Portfolio of Investments:

(#)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At June 30, 2026, these securities amounted to 1.6% of net assets of the Portfolio.
(*)	Non-income producing security.

The accompanying notes are an integral part of these financial statements.

Semi-Annual Financial Statements  43

Description	Shares	Value

Lazard International Strategic Equity Portfolio

Common Stocks | 96.9%

Canada | 2.5%
Bird Construction, Inc.	362,632	$16,550,798
Element Fleet Management Corp.	1,031,646	21,291,224
		37,842,022

China | 1.6%
Contemporary Amperex Technology Co. Ltd., Class H	267,700	24,095,310

France | 4.6%
Engie SA	788,895	24,875,057
Societe Generale SA	502,147	44,463,857
		69,338,914

Germany | 4.0%
Daimler Truck Holding AG	333,685	16,092,344
Deutsche Boerse AG	64,642	17,638,689
Deutsche Telekom AG	261,872	7,137,097
MTU Aero Engines AG	47,112	19,594,674
		60,462,804

Greece | 3.1%
Piraeus Bank SA	4,476,479	46,642,309

Hong Kong | 2.7%
AIA Group Ltd.	2,330,200	21,372,474
Hong Kong Exchanges & Clearing Ltd.	406,600	18,897,724
		40,270,198

India | 2.3%
Bharti Airtel Ltd.	925,076	18,129,425
ICICI Prudential Asset Management Co. Ltd.	477,372	16,792,432
		34,921,857

Israel | 4.4%
Bank Leumi Le-Israel BM	676,677	15,137,905
Meitav Investment House Ltd.	487,224	21,200,171
Phoenix Financial Ltd.	556,903	30,857,900
		67,195,976

The accompanying notes are an integral part of these financial statements.

44  Semi-Annual Financial Statements

Description	Shares	Value

Lazard International Strategic Equity Portfolio (continued)

Italy | 3.8%
Banca Monte dei Paschi di Siena SpA	1,813,444	$22,517,586
Davide Campari-Milano NV	1,198,280	7,459,825
Lottomatica Group SpA	979,827	27,205,124
		57,182,535

Japan | 24.9%
Dexerials Corp.	885,100	23,559,325
Japan Exchange Group, Inc.	3,341,300	42,110,557
Japan Post Bank Co. Ltd.	1,477,900	28,152,821
Keyence Corp.	66,200	33,353,336
Kobe Bussan Co. Ltd.	515,000	8,366,147
MS&AD Insurance Group Holdings, Inc.	840,400	21,948,803
Nippon Sanso Holdings Corp.	872,300	32,184,160
Organo Corp.	264,400	26,959,797
Renesas Electronics Corp.	867,300	26,199,336
Resona Holdings, Inc.	2,934,600	38,275,696
Resonac Holdings Corp.	188,800	21,052,626
Rigaku Holdings Corp.	1,239,800	19,399,654
Sugi Holdings Co. Ltd.	564,600	10,923,086
Tokyo Electron Ltd.	88,900	42,991,466
		375,476,810

Luxembourg | 1.2%
ArcelorMittal SA	312,992	18,820,206

Mexico | 1.4%
Arca Continental SAB de CV	1,814,500	21,745,985

Netherlands | 7.3%
Argenx SE (*)	35,332	32,756,493
ASML Holding NV	35,820	71,039,719
IMCD NV	74,342	6,713,483
		110,509,695

South Africa | 2.5%
Anglo American PLC	605,255	29,643,821
Clicks Group Ltd.	596,256	8,283,851
		37,927,672

The accompanying notes are an integral part of these financial statements.

Semi-Annual Financial Statements  45

Description	Shares	Value

Lazard International Strategic Equity Portfolio (continued)

South Korea | 0.9%
KB Financial Group, Inc.	133,485	$13,726,727

Spain | 2.7%
Banco Santander SA	2,904,261	40,177,917

Switzerland | 5.0%
ABB Ltd.	345,735	37,512,630
Cie Financiere Richemont SA, Class A	162,596	37,729,644
		75,242,274

Taiwan | 3.0%
Lotes Co. Ltd.	259,000	17,305,377
Taiwan Semiconductor Manufacturing Co. Ltd.	361,000	27,720,701
		45,026,078

United Kingdom | 14.1%
Coca-Cola Europacific Partners PLC	192,465	19,338,512
Compass Group PLC	812,555	26,253,164
Halma PLC	425,791	22,244,830
Informa PLC	2,017,643	24,213,282
National Grid PLC	1,657,019	27,434,947
RELX PLC	537,584	16,932,810
Rolls-Royce Holdings PLC	1,260,646	24,204,607
SSE PLC	605,247	19,561,120
Unilever PLC	413,633	24,827,473
Weir Group PLC	259,024	8,265,634
		213,276,379

United States | 4.9%
CRH PLC	231,665	24,788,155
Schneider Electric SE	92,457	30,333,627
Shell PLC	474,229	18,322,773
		73,444,555

Total Common Stocks (Cost $1,051,915,883)		1,463,326,223

The accompanying notes are an integral part of these financial statements.

46  Semi-Annual Financial Statements

Description	Shares	Value

Lazard International Strategic Equity Portfolio (concluded)

Preferred Stocks | 1.3%

Germany | 1.3%
Sartorius AG (Cost $17,988,431)	71,167	$18,674,647

Short-Term Investments | 0.4%
Lazard Government Money Market Portfolio, 3.47% (7 Day Yield) (a) (Cost $6,663,267)	6,663,267	6,663,267

Total Investments | 98.6% (Cost $1,076,567,581)		$1,488,664,137

Cash and Other Assets in Excess of Liabilities | 1.4%		21,515,194

Net Assets | 100.0%		$1,510,179,331

Notes to Portfolio of Investments:

(*)	Non-income producing security.
(a)	Affiliated investment.

The accompanying notes are an integral part of these financial statements.

Semi-Annual Financial Statements  47

Description	Shares	Value

Lazard US Equity Focus Portfolio

Common Stocks | 97.0%

Aerospace & Defense | 2.3%
General Electric Co.	4,654	$1,739,339

Banks | 2.9%
Bank of America Corp.	39,756	2,265,297

Broadline Retail | 6.3%
Amazon.com, Inc. (*)	20,266	4,830,198

Capital Markets | 7.0%
Blackstone, Inc.	13,187	1,551,714
Intercontinental Exchange, Inc.	19,770	2,433,885
Moody’s Corp.	3,086	1,397,711
		5,383,310

Chemicals | 2.9%
Linde PLC	4,266	2,213,798

Commercial Services & Supplies | 5.5%
RB Global, Inc.	15,127	1,761,539
Waste Management, Inc.	11,284	2,514,978
		4,276,517

Electrical Equipment | 3.0%
AMETEK, Inc.	9,503	2,299,156

Financial Services | 3.3%
Visa, Inc., A Shares	7,369	2,528,230

Ground Transportation | 2.0%
Old Dominion Freight Line, Inc.	7,043	1,525,514

Health Care Equipment & Supplies | 2.0%
Stryker Corp.	5,015	1,578,923

The accompanying notes are an integral part of these financial statements.

48  Semi-Annual Financial Statements

Description	Shares	Value

Lazard US Equity Focus Portfolio (continued)

Health Care Providers & Services | 2.8%
Cencora, Inc.	7,522	$2,128,575

Household Products | 2.4%
Procter & Gamble Co.	12,634	1,852,650

Insurance | 2.7%
Marsh & McLennan Cos., Inc.	12,537	2,089,542

Interactive Media & Services | 6.9%
Alphabet, Inc., Class A	14,836	5,301,941

Life Sciences Tools & Services | 3.2%
Danaher Corp.	12,827	2,443,287

Oil, Gas & Consumable Fuels | 2.2%
ConocoPhillips	16,096	1,673,340

Pharmaceuticals | 2.9%
Eli Lilly & Co.	1,842	2,209,350

Professional Services | 3.8%
Equifax, Inc.	9,355	1,484,826
Jacobs Solutions, Inc.	11,187	1,409,562
		2,894,388

Real Estate Management & Development | 2.2%
CBRE Group, Inc., Class A (*)	12,827	1,727,669

Semiconductors & Semiconductor Equipment | 12.8%
Analog Devices, Inc.	6,400	2,541,888
KLA Corp.	9,700	2,926,587
NVIDIA Corp.	17,357	3,472,962
QUALCOMM, Inc.	4,751	877,937
		9,819,374

The accompanying notes are an integral part of these financial statements.

Semi-Annual Financial Statements  49

Description	Shares	Value

Lazard US Equity Focus Portfolio (concluded)

Software | 10.3%
Microsoft Corp.	12,441	$4,640,742
Palo Alto Networks, Inc. (*)	9,697	3,306,871
		7,947,613

Technology Hardware, Storage & Peripherals | 7.6%
Apple, Inc.	20,266	5,864,170

Total Common Stocks (Cost $46,911,450)		74,592,181

Short-Term Investments | 3.2%
Lazard Government Money Market Portfolio, 3.47% (7 Day Yield) (a) (Cost $2,443,238)	2,443,238	2,443,238

Total Investments | 100.2% (Cost $49,354,688)		$77,035,419

Liabilities in Excess of Cash and Other Assets | (0.2)%		(146,092)

Net Assets | 100.0%		$76,889,327

Notes to Portfolio of Investments:

(*)	Non-income producing security.
(a)	Affiliated investment.

The accompanying notes are an integral part of these financial statements.

50  Semi-Annual Financial Statements

Description	Shares	Value

Lazard US Small Cap Equity Select Portfolio

Common Stocks | 99.2%

Aerospace & Defense | 1.6%
AeroVironment, Inc. (*)	3,685	$608,283

Automobile Components | 2.1%
Gentherm, Inc. (*)	11,656	397,587
Patrick Industries, Inc.	4,407	395,660
		793,247

Banks | 7.5%
Atlantic Union Bankshares Corp.	12,550	530,990
Community Financial System, Inc.	6,356	426,615
Texas Capital Bancshares, Inc.	6,812	703,407
Wintrust Financial Corp.	4,254	683,703
WSFS Financial Corp.	6,855	525,984
		2,870,699

Biotechnology | 8.7%
Arcutis Biotherapeutics, Inc. (*)	19,146	502,008
Disc Medicine, Inc. (*)	3,971	290,439
Kailera Therapeutics, Inc.	11,876	261,628
Kiniksa Pharmaceuticals International PLC (*)	6,497	415,483
MapLight Therapeutics, Inc.	9,591	343,742
Oruka Therapeutics, Inc. (*)	4,626	440,256
Rhythm Pharmaceuticals, Inc. (*)	3,633	403,372
Vaxcyte, Inc. (*)	4,711	273,851
Xenon Pharmaceuticals, Inc. (*)	6,030	363,971
		3,294,750

Broadline Retail | 1.5%
Ollie’s Bargain Outlet Holdings, Inc. (*)	7,326	563,223

Building Products | 0.8%
Janus International Group, Inc. (*)	53,136	294,905

The accompanying notes are an integral part of these financial statements.

Semi-Annual Financial Statements  51

Description	Shares	Value

Lazard US Small Cap Equity Select Portfolio (continued)

Capital Markets | 3.5%
Bullish	12,124	$284,065
StepStone Group, Inc., Class A	12,937	535,075
Stifel Financial Corp.	7,370	514,205
		1,333,345

Commercial Services & Supplies | 3.6%
ABM Industries, Inc.	12,672	560,609
Casella Waste Systems, Inc., Class A (*)	8,469	821,239
		1,381,848

Construction & Engineering | 1.3%
Legence Corp., Class A	6,016	512,744

Construction Materials | 1.0%
Eagle Materials, Inc.	1,672	376,200

Consumer Finance | 0.8%
Figure Technology Solutions, Inc., Class A	9,553	293,373

Consumer Staples Distribution & Retail | 4.2%
BJ’s Wholesale Club Holdings, Inc. (*)	3,309	288,611
Chefs’ Warehouse, Inc. (*)	5,181	497,894
Yesway, Inc., Class A	39,664	805,179
		1,591,684

Containers & Packaging | 1.7%
TriMas Corp.	14,660	660,140

Electrical Equipment | 3.5%
Electrovaya, Inc. (*)	26,308	276,234
Forgent Power Solutions, Inc.	8,508	475,257
Regal Rexnord Corp.	2,387	568,559
		1,320,050

The accompanying notes are an integral part of these financial statements.

52  Semi-Annual Financial Statements

Description	Shares	Value

Lazard US Small Cap Equity Select Portfolio (continued)

Electronic Equipment, Instruments & Components | 4.6%
Advanced Energy Industries, Inc.	2,810	$1,047,765
Mirion Technologies, Inc. (*)	40,169	720,230
		1,767,995

Energy Equipment & Services | 5.1%
Atlas Energy Solutions, Inc.	42,761	710,260
Cactus, Inc., Class A	13,182	675,314
Kodiak Gas Services, Inc.	7,515	564,602
		1,950,176

Food Products | 0.7%
Once Upon a Farm PBC	12,965	265,523

Ground Transportation | 1.5%
Landstar System, Inc.	2,719	562,316

Health Care Equipment & Supplies | 2.5%
Enovis Corp. (*)	27,002	558,942
TransMedics Group, Inc. (*)	5,820	386,564
		945,506

Health Care Providers & Services | 1.9%
Guardian Pharmacy Services, Inc., Class A (*)	16,882	706,849

Health Care REITs | 1.2%
Alexandria Real Estate Equities, Inc.	8,640	456,624

Hotels, Restaurants & Leisure | 3.6%
First Watch Restaurant Group, Inc. (*)	40,885	527,008
Planet Fitness, Inc., Class A (*)	7,232	377,293
Wyndham Hotels & Resorts, Inc.	5,763	485,302
		1,389,603

Insurance | 1.9%
First American Financial Corp.	10,757	737,823

The accompanying notes are an integral part of these financial statements.

Semi-Annual Financial Statements  53

Description	Shares	Value

Lazard US Small Cap Equity Select Portfolio (continued)

IT Services | 4.0%
DigitalOcean Holdings, Inc. (*)	7,469	$1,172,857
Quantinuum, Inc., Class A	4,203	343,553
		1,516,410

Leisure Products | 1.4%
Brunswick Corp.	6,352	535,092

Life Sciences Tools & Services | 0.9%
Maravai LifeSciences Holdings, Inc., Class A (*)	54,026	337,122

Machinery | 6.1%
Gates Industrial Corp. PLC (*)	24,319	680,202
Middleby Corp. (*)	4,978	856,266
Toro Co.	7,935	773,028
		2,309,496

Media | 1.2%
NIQ Global Intelligence PLC	49,366	461,572

Metals & Mining | 0.9%
Almonty Industries, Inc.	21,476	355,643

Oil, Gas & Consumable Fuels | 2.1%
Antero Resources Corp. (*)	9,505	334,006
Magnolia Oil & Gas Corp., Class A	18,708	478,550
		812,556

Pharmaceuticals | 0.8%
Pharvaris NV (*)	8,477	293,135

Semiconductors & Semiconductor Equipment | 8.7%
Cohu, Inc. (*)	9,447	698,228
Credo Technology Group Holding Ltd. (*)	2,750	747,862
Diodes, Inc. (*)	4,831	528,705
Onto Innovation, Inc. (*)	1,688	638,824
Rambus, Inc. (*)	5,164	685,469
		3,299,088

The accompanying notes are an integral part of these financial statements.

54  Semi-Annual Financial Statements

Description	Shares	Value

Lazard US Small Cap Equity Select Portfolio (concluded)

Software | 3.2%
ServiceTitan, Inc., Class A (*)	9,249	$653,997
Zeta Global Holdings Corp., Class A (*)	28,052	552,063
		1,206,060

Specialized REITs | 1.3%
CubeSmart	12,659	503,448

Specialty Retail | 3.1%
Bob’s Discount Furniture, Inc.	31,663	500,909
Boot Barn Holdings, Inc. (*)	4,096	672,850
		1,173,759

Trading Companies & Distributors | 0.7%
EquipmentShare.com, Inc., Class A	12,765	250,960

Total Common Stocks (Cost $30,108,364)		37,731,247

Short-Term Investments | 0.6%
Lazard Government Money Market Portfolio, 3.47% (7 Day Yield) (a) (Cost $236,444)	236,444	236,444

Total Investments | 99.8% (Cost $30,344,808)		$37,967,691

Cash and Other Assets in Excess of Liabilites | 0.2%		63,605

Net Assets | 100.0%		$38,031,296

Notes to Portfolio of Investments:

(*)	Non-income producing security.
(a)	Affiliated investment.

The accompanying notes are an integral part of these financial statements.

Semi-Annual Financial Statements  55

The Lazard Funds, Inc. Abbreviations

June 30, 2026 (unaudited)

Security Abbreviations:

ADR	— American Depositary Receipt
CDI	— CHESS Depositary Interest
GDR	— Global Depositary Receipt
KSC	— Kuwait Shareholding Company
NVDR	— Non-Voting Depository Receipt
PJSC	— Public Joint Stock Company
REITs	— Real Estate Investment Trust

Currency Abbreviations:

AUD	— Australian Dollar
CAD	— Canadian Dollar
CHF	— Swiss Franc
EUR	— Euro
GBP	— British Pound Sterling
HKD	— Hong Kong Dollar
NZD	— New Zealand Dollar
USD	— United States Dollar

Counterparty Abbreviations:

BNP	— BNP Paribas SA
BNY	— Bank of New York Mellon
CAN	— Canadian Imperial Bank of Commerce
CIT	— Citibank N.A.
HSB	— HSBC Bank USA N.A.
MSC	— Morgan Stanley & Co.
RBC	— Royal Bank of Canada
SCB	— Standard Chartered Bank
SSB	— State Street Bank & Trust Co.

The accompanying notes are an integral part of these financial statements.

56  Semi-Annual Financial Statements

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The Lazard Funds, Inc. Statements of Assets and Liabilities (unaudited)

June 30, 2026	Lazard Developing Markets Equity Portfolio	Lazard Emerging Markets Equity Advantage Portfolio

ASSETS
Investments in securities, at fair value:
Unaffiliated issuers	$128,404,629	$898,793,252
Affiliated issuers (Note 5)	1,046,151	12,197,356
Cash	283	1,826
Foreign currency, at fair value	2,636	1,928,589
Receivables for:
Dividends	261,705	2,501,330
Capital stock sold	87,781	990,152
Investments sold	—	134,457
Gross unrealized appreciation on forward currency contracts	—	—
Total assets	129,803,185	916,546,962

LIABILITIES
Payables for:
Management fees	94,616	560,298
Foreign capital gains taxes	91,955	994,411
Accrued professional services	47,235	29,195
Accrued custodian fees	44,919	75,347
Accrued administration fees	30,413	98,338
Accrued registration fees	3,070	322
Accrued directors’ fees	3,046	8,102
Accrued distribution fees	802	883
Capital stock redeemed	24,956	473,745
Investments purchased	—	744,090
Gross unrealized depreciation on forward currency contracts	—	—
Other accrued expenses and payables	10,797	10,733
Total liabilities	351,809	2,995,464
Net assets	$129,451,376	$913,551,498

NET ASSETS
Paid in capital	$171,045,495	$616,456,756
Distributable earnings (Accumulated loss)	(41,594,119)	297,094,742
Net assets	$129,451,376	$913,551,498

Institutional Shares
Net assets	$122,279,949	$745,988,689
Shares of capital stock outstanding*	5,231,030	37,515,084
Net asset value, offering and redemption price per share	$23.38	$19.89

Open Shares
Net assets	$7,171,427	$4,523,285
Shares of capital stock outstanding*	309,051	228,007
Net asset value, offering and redemption price per share	$23.20	$19.84

The accompanying notes are an integral part of these financial statements.

58  Semi-Annual Financial Statements

Lazard Emerging Markets Equity Portfolio	Lazard Equity Franchise Portfolio		Lazard Global Listed Infrastructure Portfolio	Lazard Global Small Cap Equity Portfolio	Lazard International Equity Portfolio

$8,818,246,007	$36,117,940		$10,877,869,379	$20,482,333	$1,224,395,741
393,460,775	478,695		1,472,758,709	369,862	56,581,929
2,062,443	476		3,250	196	7,994
827,298	3,511		2,500,564	2,552	172,780

37,959,541	269,965		70,160,060	57,241	7,706,529
20,066,369	—		27,443,690	200	1,468,481
6,925	118		1,283,149	558,486	5,971,441

—	—		119,172,492	—	—
9,272,629,358	36,870,705		12,571,191,293	21,470,870	1,296,304,895

7,646,452	34,383		9,136,934	1,520	773,499
—	—		—	—	—
79,114	34,478		41,239	36,068	53,488
615,855	44,619		1,360,236	23,263	190,659
636,092	22,221		1,012,821	18,939	162,873
121,046	5,174		51,645	2,130	1,124
84,618	3,101		180,371	1,454	20,985
111,115	6		65,349	1,788	18,386
7,624,675	20,000		9,850,054	15,963	833,763
8,732,840	84,222		101,181,332	341,625	23,673,994

—	—		38,079	—	—
111,999	11,352		369,215	6,288	51,241
25,763,806	259,556		123,287,275	449,038	25,780,012
$9,246,865,552	$36,611,149		$12,447,904,018	$21,021,832	$1,270,524,883

$6,896,342,374	$45,812,047		$9,788,364,329	$16,439,562	$843,848,016
2,350,523,178	(9,200,898)		2,659,539,689	4,582,270	426,676,867
$9,246,865,552	$36,611,149		$12,447,904,018	$21,021,832	$1,270,524,883

$8,632,410,944	$36,579,039		$12,125,915,114	$12,604,774	$1,082,338,856
284,182,534	5,440,526		630,683,959	915,301	52,743,791

$30.38	$6.72		$19.23	$13.77	$20.52

$471,612,398	$32,110		$321,988,904	$8,417,058	$82,580,209
14,998,881	4,789	†	16,740,174	609,917	3,954,162

$31.44	$6.71		$19.23	$13.80	$20.88

Semi-Annual Financial Statements  59

June 30, 2026	Lazard Developing Markets Equity Portfolio	Lazard Emerging Markets Equity Advantage Portfolio

R6 Shares
Net assets	—	$163,039,524
Shares of capital stock outstanding*	—	8,199,251
Net asset value, offering and redemption price per share	—	$19.88
Cost of unaffiliated issuers	$59,583,313	$695,410,456
Cost of affiliated issuers	$1,046,151	$12,197,356
Cost of foreign currency	$2,642	$1,928,899

*	$0.001 par value, 6,900,000,000 shares authorized for the Portfolios in total.
†	Shares value is rounded for presentation purposes.

The accompanying notes are an integral part of these financial statements.

60  Semi-Annual Financial Statements

Lazard Emerging Markets Equity Portfolio	Lazard Equity Franchise Portfolio	Lazard Global Listed Infrastructure Portfolio	Lazard Global Small Cap Equity Portfolio	Lazard International Equity Portfolio

$142,842,210	—	—	—	$105,605,818
4,699,336	—	—	—	5,159,745

$30.40	—	—	—	$20.47
$6,515,107,579	$41,660,005	$8,630,609,736	$18,527,017	$952,344,242
$393,460,775	$478,695	$1,726,287,707	$369,862	$56,581,929
$827,607	$3,500	$2,497,065	$2,775	$172,640

Semi-Annual Financial Statements  61

June 30, 2026	Lazard International Equity Select Portfolio	Lazard International Quality Growth Portfolio

ASSETS
Investments in securities, at fair value:
Unaffiliated issuers	$56,874,565	$515,549,589
Affiliated issuers (Note 5)	130,183	—
Cash	199	2,435
Foreign currency, at fair value	73,218	8,088,909
Receivables for:
Investments sold	422,904	—
Dividends	232,842	1,046,781
Capital stock sold	20,709	3,393,063
Total assets	57,754,620	528,080,777

LIABILITIES
Payables for:
Accrued professional services	34,600	32,564
Accrued custodian fees	32,709	58,142
Accrued administration fees	24,344	79,978
Management fees	11,242	316,220
Foreign capital gains taxes	6,724	—
Accrued shareholder’s services	3,192	37,430
Accrued directors’ fees	2,310	8,666
Accrued distribution fees	639	164
Accrued registration fees	109	8,402
Capital stock redeemed	39,931	125,286
Investments purchased	—	—
Line of credit outstanding	—	1,691,764
Other accrued expenses and payables	4,184	14,801
Total liabilities	159,984	2,373,417
Net assets	$57,594,636	$525,707,360

NET ASSETS
Paid in capital	$35,413,595	$518,383,844
Distributable earnings (Accumulated loss)	22,181,041	7,323,516
Net assets	$57,594,636	$525,707,360

Institutional Shares
Net assets	$54,073,986	$474,839,147
Shares of capital stock outstanding*	3,713,589	28,848,386
Net asset value, offering and redemption price per share	$14.56	$16.46

Open Shares
Net assets	$3,520,650	$893,994
Shares of capital stock outstanding*	240,771	54,740
Net asset value, offering and redemption price per share	$14.62	$16.33

The accompanying notes are an integral part of these financial statements.

62  Semi-Annual Financial Statements

Lazard International Strategic Equity Portfolio	Lazard US Equity Focus Portfolio	Lazard US Small Cap Equity Select Portfolio

$1,482,000,870	$74,592,181	$37,731,247
6,663,267	2,443,238	236,444
2,353	—	59
194,676	—	—

12,454,540	—	762,077
12,642,463	16,461	14,737
523,604	—	621
1,514,481,773	77,051,880	38,745,185

83,306	30,085	33,118
476,115	44,498	41,244
220,334	26,875	21,415
929,771	24,726	9,541
275,979	—	—
7,411	5,111	7,704
41,410	2,848	1,952
40,869	397	1,421
11,244	6,464	215
2,048,724	15,262	141
12,833	—	592,016
—	—	—
154,446	6,287	5,122
4,302,442	162,553	713,889
$1,510,179,331	$76,889,327	$38,031,296

$886,884,166	$39,341,329	$25,074,253
623,295,165	37,547,998	12,957,043
$1,510,179,331	$76,889,327	$38,031,296

$1,317,510,847	$49,227,522	$30,289,459
89,425,877	2,788,628	2,096,504

$14.73	$17.65	$14.45

$183,796,393	$1,974,092	$6,779,778
12,308,428	111,241	544,679

$14.93	$17.75	$12.45

Semi-Annual Financial Statements  63

June 30, 2026	Lazard International Equity Select Portfolio	Lazard International Quality Growth Portfolio

R6 Shares
Net assets	—	$49,974,219
Shares of capital stock outstanding*	—	3,034,895
Net asset value, offering and redemption price per share	—	$16.47
Cost of unaffiliated issuers	$40,670,093	$538,153,506
Cost of affiliated issuers	$130,183	$—
Cost of foreign currency	$73,198	$8,170,707

*	$0.001 par value, 6,900,000,000 shares authorized for the Portfolios in total.

The accompanying notes are an integral part of these financial statements.

64  Semi-Annual Financial Statements

Lazard International Strategic Equity Portfolio	Lazard US Equity Focus Portfolio	Lazard US Small Cap Equity Select Portfolio

$8,872,091	$25,687,713	$962,059
601,329	1,454,337	66,296

$14.75	$17.66	$14.51
$1,069,904,314	$46,911,450	$30,108,364
$6,663,267	$2,443,238	$236,444
$194,220	$—	$—

Semi-Annual Financial Statements  65

The Lazard Funds, Inc. Statements of Operations (unaudited)

For the Six Months Ended June 30, 2026	Lazard Developing Markets Equity Portfolio	Lazard Emerging Markets Equity Advantage Portfolio

Investment Income
Dividends:
Unaffiliated issuers*	$980,150	$10,061,480
Affiliated issuers (Note 5)	20,731	220,651
Interest*	732	23,722
Total investment income	1,001,613	10,305,853

Expenses
Management fees (Note 3)	576,792	3,031,790
Professional services	31,419	45,466
Custodian fees	28,482	55,453
Registration fees	18,909	72,807
Administration fees	15,782	59,101
Shareholders’ services	11,863	29,390
Distribution fees (Open Shares)	8,338	3,781
Shareholders’ reports	5,994	7,608
Directors’ fees and expenses	5,358	18,624
Other^	6,915	48,783
Total gross expenses	709,852	3,372,803
Management fees waived and expenses reimbursed	(64,310)	(18,809)
Total net expenses	645,542	3,353,994
Net investment income (loss)	356,071	6,951,859

Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments**	9,193,561	71,428,531
Affiliated issuers (Note 5)	—	—
Foreign currency transactions	(27,312)	(725,252)
Forward currency contracts	—	—
Total net realized gain (loss)	9,166,249	70,703,279
Net change in unrealized appreciation (depreciation) on:
Investments†	22,920,872	114,915,295
Affiliated issuers (Note 5)	—	—
Foreign currency translations	1,423	11,061
Forward currency contracts	—	—
Total net change in unrealized appreciation (depreciation)	22,922,295	114,926,356
Net realized and unrealized gain (loss)	32,088,544	185,629,635
Net increase (decrease) resulting from operations	$32,444,615	$192,581,494

The accompanying notes are an integral part of these financial statements.

66  Semi-Annual Financial Statements

Lazard Emerging Markets Equity Portfolio	Lazard Equity Franchise Portfolio	Lazard Global Listed Infrastructure Portfolio	Lazard Global Small Cap Equity Portfolio	Lazard International Equity Portfolio

$156,425,328 #	$926,642	$288,109,445 #	$110,292	$20,598,857 #
6,829,170	19,116	20,092,639	3,872	646,923
18,779	2,302	—	583	52,650
163,273,277	948,060	308,202,084	114,747	21,298,430

41,401,153	148,158	54,575,646	58,519	4,622,958
243,963	20,450	400,250	23,433	137,298
400,965	11,641	847,697	16,382	119,569
224,303	18,826	161,150	20,761	34,783
381,932	10,887	537,840	9,547	82,609
276,563	8,131	383,448	9,114	48,896
540,019	54	399,459	9,401	98,831
102,715	3,476	235,040	4,958	31,961
176,985	4,063	314,518	2,821	36,035
130,071	5,483	275,594	2,372	29,508
43,878,669	231,169	58,130,642	157,308	5,242,448
(296,803)	(51,245)	(488,865)	(67,456)	(37,433)
43,581,866	179,924	57,641,777	89,852	5,205,015
119,691,411	768,136	250,560,307	24,895	16,093,415

657,950,897	(1,444,714)	569,600,638	2,868,248	118,380,946
—	—	(6,821,853)	—	—
(3,934,923)	7,780	(227,216)	1,149	(113,267)
—	—	107,814,560	—	—
654,015,974	(1,436,934)	670,366,129	2,869,397	118,267,679

824,686,286	(1,740,333)	(156,449,092)	1,052,825	(22,542,840)
—	—	19,149,389	—	—
120,378	(6,761)	(1,108,449)	(1,535)	(142,798)
—	—	135,037,957	—	—

824,806,664	(1,747,094)	(3,370,195)	1,051,290	(22,685,638)
1,478,822,638	(3,184,028)	666,995,934	3,920,687	95,582,041
$1,598,514,049	$(2,415,892)	$917,556,241	$3,945,582	$111,675,456

Semi-Annual Financial Statements  67

For the Six Months Ended June 30, 2026		Lazard Developing Markets Equity Portfolio	Lazard Emerging Markets Equity Advantage Portfolio
*	Net of foreign withholding taxes paid (reclaimed)	$149,418	$1,330,699
**	Net of foreign capital gains taxes of	$6,295	$598,231
†	Includes net change in foreign capital gains taxes of	$217,317	$632,692
^	Includes interest on line of credit (Note 6)	$2,358	$34,827

The accompanying notes are an integral part of these financial statements.

68  Semi-Annual Financial Statements

Lazard Emerging Markets Equity Portfolio		Lazard Equity Franchise Portfolio	Lazard Global Listed Infrastructure Portfolio		Lazard Global Small Cap Equity Portfolio	Lazard International Equity Portfolio
$13,946,065	#	$69,688	$20,627,215	#	$10,347	$440,580	#
$—		$—	$—		$—	$—
$11,850,292		$—	$—		$—	$—
$—		$3,807	$—		$40	$—

#	Dividend income for Lazard Emerging Markets Equity Portfolio, Lazard Global Listed Infrastructure Portfolio, and Lazard International Equity Portfolio includes $6,905,588, $706,224, and $167,469, respectively, of refunds received as a result of European Union dividend withholding tax reclaim filings. The amount of foreign withholding taxes without such refunds from European Union dividend withholding tax reclaim filings would have been $20,851,653, $21,333,439 and $608,049, respectively. Refer to Note 2(b) in the Notes to Financial Statements for further information.

Semi-Annual Financial Statements  69

For the Six Months Ended June 30, 2026	Lazard International Equity Select Portfolio	Lazard International Quality Growth Portfolio

Investment Income
Dividends:
Unaffiliated issuers*	$777,479 #	$6,178,223
Affiliated issuers (Note 5)	15,738	156,718
Interest	2,783	6,169
Total investment income	796,000	6,341,110

Expenses
Management fees (Note 3)	186,529	1,975,983
Registration fees	33,082	24,991
Professional services	24,645	45,551
Custodian fees	21,829	41,355
Administration fees	12,159	41,505
Shareholders’ services	9,705	65,629
Directors’ fees and expenses	4,069	16,401
Distribution fees (Open Shares)	3,816	2,518
Shareholders’ reports	3,757	10,579
Other^	2,998	14,770
Total gross expenses	302,589	2,239,282
Management fees waived and expenses reimbursed	(40,024)	(18,164)
Total net expenses	262,565	2,221,118
Net investment income (loss)	533,435	4,119,992

Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments**	5,464,336	27,654,713
Foreign currency transactions	(7,274)	(50,863)
Total net realized gain (loss)	5,457,062	27,603,850
Net change in unrealized appreciation (depreciation) on:
Investments†	1,058,326	(51,871,806)
Foreign currency translations	(3,967)	(100,034)
Total net change in unrealized appreciation (depreciation)	1,054,359	(51,971,840)
Net realized and unrealized gain (loss)	6,511,421	(24,367,990)
Net increase (decrease) resulting from operations	$7,044,856	$(20,247,998)
* Net of foreign withholding taxes paid (reclaimed)	$ 8,694 #	$693,253
** Net of foreign capital gains taxes of	$1,052	$—
† Includes net change in foreign capital gains taxes of	$28,430	$—
^ Includes interest on line of credit (Note 6)	$273	$523

#	Dividend income for Lazard International Equity Select Portfolio includes $72,845 of refund received as a result of European Union dividend withholding tax reclaim filings. The amount of foreign withholding taxes without such refund from European Union dividend withholding tax reclaim filings would have been $81,539. Refer to Note 2(b) in the Notes to Financial Statements for further information.

The accompanying notes are an integral part of these financial statements.

70  Semi-Annual Financial Statements

	Lazard International Strategic Equity Portfolio	Lazard US Equity Focus Portfolio	Lazard US Small Cap Equity Select Portfolio

	$17,114,412	$411,030	$151,832
	362,163	46,535	7,633
	41,538	8	409
	17,518,113	457,573	159,874

	5,640,556	209,603	130,771
	35,065	20,338	24,594
	146,512	24,570	21,702
	274,877	25,826	23,900
	96,176	13,336	10,751
‘	69,846	11,994	14,554
	53,075	4,720	3,429
	235,002	1,337	7,585
	53,454	4,816	4,318
	16,791	4,086	3,155
	6,621,354	320,626	244,759
	(20,990)	(52,255)	(71,634)
	6,600,364	268,371	173,125
	10,917,749	189,202	(13,251)

	141,463,866	8,283,079	4,628,199
	430,383	—	—
	141,894,249	8,283,079	4,628,199

	22,053,794	(3,939,800)	3,033,350
	(349,510)	—	—

	21,704,284	(3,939,800)	3,033,350
	163,598,533	4,343,279	7,661,549
	$174,516,282	$4,532,481	$7,648,298
	$1,397,666	$703	$—
	$1,699,675	$—	$—
	$2,263,657	$—	$—
	$24,456	$—	$26

Semi-Annual Financial Statements  71

The Lazard Funds, Inc. Statements of Changes in Net Assets

	Lazard Developing Markets Equity Portfolio
	Six Months Ended June 30, 2026 (unaudited)	Year Ended December 31, 2025

Increase (Decrease) in Net Assets From

Operations
Net investment income (loss)	$356,071	$959,864
Net realized gain (loss)	9,166,249	5,805,289
Net change in unrealized appreciation (depreciation)	22,922,295	21,021,260
Net increase (decrease) resulting from operations	32,444,615	27,786,413

Distributions to shareholders (Note 2(e))
Net investment income and/or net realized gains
Institutional Shares	—	(1,142,644)
Open Shares	—	(51,220)
R6 Shares	—	—
Net decrease in net assets resulting from distributions	—	(1,193,864)

Capital stock transactions
Net proceeds from sales
Institutional Shares	8,265,248	7,404,892
Open Shares	1,441,469	1,973,439
R6 Shares	—	—
Net proceeds from reinvestment of distributions
Institutional Shares	—	926,618
Open Shares	—	44,690
R6 Shares	—	—
Cost of shares redeemed
Institutional Shares	(14,596,402)	(18,289,725)
Open Shares	(1,608,773)	(3,606,523)
R6 Shares	—	—
Net increase (decrease) in net assets from capital stock transactions	(6,498,458)	(11,546,609)
Total increase in net assets	25,946,157	15,045,940
Net assets at beginning of period	103,505,219	88,459,279
Net assets at end of period	$129,451,376	$103,505,219

Shares issued and redeemed

Institutional Shares
Shares outstanding at beginning of period	5,534,973	6,184,312
Shares sold	413,311	488,706
Shares issued to shareholders from reinvestment of distributions	—	53,926
Shares redeemed	(717,254)	(1,191,971)
Net increase (decrease)	(303,943)	(649,339)
Shares outstanding at end of period	5,231,030	5,534,973

The accompanying notes are an integral part of these financial statements.

72  Semi-Annual Financial Statements

Lazard Emerging Markets Equity Advantage Portfolio		Lazard Emerging Markets Equity Portfolio
Six Months Ended June 30, 2026 (unaudited)	Year Ended December 31, 2025	Six Months Ended June 30, 2026 (unaudited)	Year Ended December 31, 2025

$6,951,859	$5,888,745	$119,691,411	$143,926,794
70,703,279	37,368,738	654,015,974	162,822,378
114,926,356	72,837,540	824,806,664	1,257,835,634
192,581,494	116,095,023	1,598,514,049	1,564,584,806

—	(9,453,784)	—	(122,673,455)
—	(35,968)	—	(6,355,560)
—	(3,242,625)	—	(1,470,568)

—	(12,732,377)	—	(130,499,583)

173,757,906	291,734,823	1,887,873,371	2,741,438,641
2,366,421	2,999,627	65,383,899	49,347,496
48,029,809	228,310,725	65,458,017	47,702,531

—	9,431,804	—	116,324,262
—	35,968	—	6,017,916
—	3,242,508	—	514,905

(86,615,716)	(63,792,655)	(890,122,678)	(976,410,317)
(777,860)	(1,171,206)	(46,251,821)	(53,258,672)
(98,838,137)	(87,491,567)	(20,520,809)	(17,874,607)

37,922,423	383,300,027	1,061,819,979	1,913,802,155
230,503,917	486,662,673	2,660,334,028	3,347,887,378
683,047,581	196,384,908	6,586,531,524	3,238,644,146
$913,551,498	$683,047,581	$9,246,865,552	$6,586,531,524

32,493,930	16,237,178	247,511,788	164,138,454
9,751,566	20,251,133	67,704,340	124,833,097

—	612,136	—	4,767,388
(4,730,412)	(4,606,517)	(31,033,594)	(46,227,151)
5,021,154	16,256,752	36,670,746	83,373,334
37,515,084	32,493,930	284,182,534	247,511,788

Semi-Annual Financial Statements  73

	Lazard Developing Markets Equity Portfolio
	Six Months Ended June 30, 2026 (unaudited)	Year Ended December 31, 2025

Open Shares
Shares outstanding at beginning of period	311,297	416,605
Shares sold	72,904	120,883
Shares issued to shareholders from reinvestment of distributions	—	2,623
Shares redeemed	(75,150)	(228,814)
Net increase (decrease)	(2,246)	(105,308)
Shares outstanding at end of period	309,051	311,297

R6 Shares
Shares outstanding at beginning of period	—	—
Shares sold	—	—
Shares issued to shareholders from reinvestment of distributions	—	—
Shares redeemed	—	—
Net increase (decrease)	—	—
Shares outstanding at end of period	—	—

The accompanying notes are an integral part of these financial statements.

74  Semi-Annual Financial Statements

Lazard Emerging Markets Equity Advantage Portfolio		Lazard Emerging Markets Equity Portfolio
Six Months Ended June 30, 2026 (unaudited)	Year Ended December 31, 2025	Six Months Ended June 30, 2026 (unaudited)	Year Ended December 31, 2025

145,063	22,617	14,322,945	14,335,590
126,788	210,604	2,247,344	2,176,318

—	2,336	—	237,956
(43,844)	(90,494)	(1,571,408)	(2,426,919)
82,944	122,446	675,936	(12,645)
228,007	145,063	14,998,881	14,322,945

10,993,857	195,690	3,102,236	1,731,366
2,659,206	16,225,717	2,320,629	2,141,420

—	210,422	—	21,085
(5,453,812)	(5,637,972)	(723,529)	(791,635)
(2,794,606)	10,798,167	1,597,100	1,370,870
8,199,251	10,993,857	4,699,336	3,102,236

Semi-Annual Financial Statements  75

	Lazard Equity Franchise Portfolio
	Six Months Ended June 30, 2026 (unaudited)	Year Ended December 31, 2025

Increase (Decrease) in Net Assets From

Operations
Net investment income (loss)	$768,136	$2,285,093
Net realized gain (loss)	(1,436,934)	(3,738,587)
Net change in unrealized appreciation (depreciation)	(1,747,094)	13,801,559
Net increase (decrease) resulting from operations	(2,415,892)	12,348,065

Distributions to shareholders (Note 2(e))
Net investment income and/or net realized gains
Institutional Shares	—	(6,843,527)
Open Shares	—	(15,578)
Net decrease in net assets resulting from distributions	—	(6,859,105)

Capital stock transactions
Net proceeds from sales
Institutional Shares	4,898,049	5,960,956
Open Shares	53	89,562
Net proceeds from reinvestment of distributions
Institutional Shares	—	6,841,231
Open Shares	—	15,578
Cost of shares redeemed
Institutional Shares	(3,270,262)	(153,887,097)
Open Shares	(24,116)	(183,916)
Net increase (decrease) in net assets from capital stock transactions	1,603,724	(141,163,686)
Total (decrease) increase in net assets	(812,168)	(135,674,726)
Net assets at beginning of period	37,423,317	173,098,043
Net assets at end of period	$36,611,149	$37,423,317

The accompanying notes are an integral part of these financial statements.

76  Semi-Annual Financial Statements

Lazard Global Listed Infrastructure Portfolio		Lazard Global Small Cap Equity Portfolio
Six Months Ended June 30, 2026 (unaudited)	Year Ended December 31, 2025	Six Months Ended June 30, 2026 (unaudited)	Year Ended December 31, 2025

$250,560,307	$303,318,965	$24,895	$81,473
670,366,129	47,402,622	2,869,397	2,538,262
(3,370,195)	1,726,216,238	1,051,290	602,687
917,556,241	2,076,937,825	3,945,582	3,222,422

(257,241,762)	(639,699,603)	—	(108,516)
(6,493,351)	(18,450,448)	—	(120,899)

(263,735,113)	(658,150,051)	—	(229,415)

1,582,874,321	2,645,322,952	5,046,063	3,276,620
41,144,682	83,579,539	824,295	1,280,630

232,439,240	586,019,345	—	107,390
6,324,337	18,008,362	—	118,660

(1,191,009,540)	(1,898,416,659)	(852,056)	(824,629)
(39,949,651)	(120,147,396)	(827,509)	(3,013,653)

631,823,389	1,314,366,143	4,190,793	945,018
1,285,644,517	2,733,153,917	8,136,375	3,938,025
11,162,259,501	8,429,105,584	12,885,457	8,947,432
$12,447,904,018	$11,162,259,501	$21,021,832	$12,885,457

Semi-Annual Financial Statements  77

	Lazard Equity Franchise Portfolio
	Six Months Ended June 30, 2026 (unaudited)	Year Ended December 31, 2025

Shares issued and redeemed

Institutional Shares
Shares outstanding at beginning of period	5,191,949	20,757,420
Shares sold	717,852	724,747
Shares issued to shareholders from reinvestment of distributions	—	886,548
Shares redeemed	(469,275)	(17,176,766)
Net increase (decrease)	248,577	(15,565,471)
Shares outstanding at end of period	5,440,526	5,191,949

Open Shares
Shares outstanding at beginning of period	8,268	17,512
Shares sold	8	9,912
Shares issued to shareholders from reinvestment of distributions	—	1,960
Shares redeemed	(3,487)	(21,116)
Net increase (decrease)	(3,479)	(9,244)
Shares outstanding at end of period	4,789	8,268

The accompanying notes are an integral part of these financial statements.

78  Semi-Annual Financial Statements

Lazard Global Listed Infrastructure Portfolio		Lazard Global Small Cap Equity Portfolio
Six Months Ended June 30, 2026 (unaudited)	Year Ended December 31, 2025	Six Months Ended June 30, 2026 (unaudited)	Year Ended December 31, 2025

598,049,732	521,906,235	602,845	346,632
81,216,957	153,218,782	384,245	332,327

12,162,259	33,246,028	—	10,098
(60,744,989)	(110,321,313)	(71,789)	(86,212)
32,634,227	76,143,497	312,456	256,213
630,683,959	598,049,732	915,301	602,845

16,354,234	17,449,526	611,383	777,816
2,103,556	4,834,260	65,534	131,280

330,686	1,020,862	—	11,146
(2,048,302)	(6,950,414)	(67,000)	(308,859)
385,940	(1,095,292)	(1,466)	(166,433)
16,740,174	16,354,234	609,917	611,383

Semi-Annual Financial Statements  79

	Lazard International Equity Portfolio
	Six Months Ended June 30, 2026 (unaudited)	Year Ended December 31, 2025

Increase (Decrease) in Net Assets From

Operations
Net investment income (loss)	$16,093,415	$21,011,677
Net realized gain (loss)	118,267,679	153,784,342
Net change in unrealized appreciation (depreciation)	(22,685,638)	139,211,783
Net increase (decrease) resulting from operations	111,675,456	314,007,802

Distributions to shareholders (Note 2(e))
Net investment income and/or net realized gains
Institutional Shares	—	(114,464,070)
Open Shares	—	(8,015,216)
R6 Shares	—	(10,148,386)
Net decrease in net assets resulting from distributions	—	(132,627,672)

Capital stock transactions
Net proceeds from sales
Institutional Shares	125,307,026	207,800,827
Open Shares	10,367,316	11,506,285
R6 Shares	14,714,936	10,099,093
Net proceeds from reinvestment of distributions
Institutional Shares	—	106,241,998
Open Shares	—	7,581,570
R6 Shares	—	9,590,347
Cost of shares redeemed
Institutional Shares	(152,394,807)	(247,642,397)
Open Shares	(8,472,603)	(14,465,525)
R6 Shares	(9,083,999)	(12,104,504)
Net increase (decrease) in net assets from capital stock transactions	(19,562,131)	78,607,694
Total increase (decrease) in net assets	92,113,325	259,987,824
Net assets at beginning of period	1,178,411,558	918,423,734
Net assets at end of period	$1,270,524,883	$1,178,411,558

The accompanying notes are an integral part of these financial statements.

80  Semi-Annual Financial Statements

Lazard International Equity Select Portfolio		Lazard International Quality Growth Portfolio
Six Months Ended June 30, 2026 (unaudited)	Year Ended December 31, 2025	Six Months Ended June 30, 2026 (unaudited)	Year Ended December 31, 2025

$533,435	$1,072,476	$4,119,992	$3,216,613
5,457,062	1,921,491	27,603,850	25,145,394
1,054,359	8,914,993	(51,971,840)	8,643,183
7,044,856	11,908,960	(20,247,998)	37,005,190

—	(1,341,194)	—	(21,524,966)
—	(62,122)	—	(103,514)
—	—	—	(2,232,423)

—	(1,403,316)	—	(23,860,903)

2,058,540	8,225,507	83,573,794	284,556,924
626,652	595,092	50,334	600,792
—	—	1,929,083	42,354,124

—	1,174,820	—	15,290,654
—	59,473	—	101,679
—	—	—	2,228,538

(9,089,534)	(12,045,270)	(94,942,065)	(101,279,375)
(320,213)	(931,868)	(1,645,892)	(301,597)
—	—	(2,271,870)	(3,679,060)

(6,724,555)	(2,922,246)	(13,306,616)	239,872,679
320,301	7,583,398	(33,554,614)	253,016,966
57,274,335	49,690,937	559,261,974	306,245,008
$57,594,636	$57,274,335	$525,707,360	$559,261,974

Semi-Annual Financial Statements  81

	Lazard International Equity Portfolio
	Six Months Ended June 30, 2026 (unaudited)	Year Ended December 31, 2025

Shares issued and redeemed

Institutional Shares
Shares outstanding at beginning of period	54,085,928	50,306,146
Shares sold	6,352,106	11,374,596
Shares issued to shareholders from reinvestment of distributions	—	5,664,975
Shares redeemed	(7,694,243)	(13,259,789)
Net increase (decrease)	(1,342,137)	3,779,782
Shares outstanding at end of period	52,743,791	54,085,928

Open Shares
Shares outstanding at beginning of period	3,857,517	3,618,341
Shares sold	515,617	604,058
Shares issued to shareholders from reinvestment of distributions	—	396,746
Shares redeemed	(418,972)	(761,628)
Net increase (decrease)	96,645	239,176
Shares outstanding at end of period	3,954,162	3,857,517

R6 Shares
Shares outstanding at beginning of period	4,849,541	4,441,270
Shares sold	769,094	541,653
Shares issued to shareholders from reinvestment of distributions	—	512,806
Shares redeemed	(458,890)	(646,188)
Net increase (decrease)	310,204	408,271
Shares outstanding at end of period	5,159,745	4,849,541

The accompanying notes are an integral part of these financial statements.

82  Semi-Annual Financial Statements

Lazard International Equity Select Portfolio		Lazard International Quality Growth Portfolio
Six Months Ended June 30, 2026 (unaudited)	Year Ended December 31, 2025	Six Months Ended June 30, 2026 (unaudited)	Year Ended December 31, 2025

4,247,328	4,467,741	29,530,022	18,435,403
153,425	706,735	5,095,332	16,126,913

—	92,123	—	898,393
(687,164)	(1,019,271)	(5,776,968)	(5,930,687)
(533,739)	(220,413)	(681,636)	11,094,619
3,713,589	4,247,328	28,848,386	29,530,022

219,086	243,317	152,245	129,114
45,069	48,154	3,012	35,909

—	4,639	—	6,009
(23,384)	(77,024)	(100,517)	(18,787)
21,685	(24,231)	(97,505)	23,131
240,771	219,086	54,740	152,245

—	—	3,056,769	623,556
—	—	118,139	2,518,014

—	—	—	130,860
—	—	(140,013)	(215,661)
—	—	(21,874)	2,433,213
—	—	3,034,895	3,056,769

Semi-Annual Financial Statements  83

	Lazard International Strategic Equity Portfolio
	Six Months Ended June 30, 2026 (unaudited)	Year Ended December 31, 2025

Increase (Decrease) in Net Assets From

Operations
Net investment income (loss)	$10,917,749	$27,832,899
Net realized gain (loss)	141,894,249	501,320,199
Net change in unrealized appreciation (depreciation)	21,704,284	(30,268,038)
Net increase (decrease) resulting from operations	174,516,282	498,885,060

Distributions to shareholders (Note 2(e))
Net investment income and/or net realized gains
Institutional Shares	—	(320,461,178)
Open Shares	—	(45,491,842)
R6 Shares	—	(2,548,601)
Net decrease in net assets resulting from distributions	—	(368,501,621)

Capital stock transactions
Net proceeds from sales
Institutional Shares	44,868,961	147,489,548
Open Shares	9,843,406	30,102,427
R6 Shares	1,717,335	5,739,931
Net proceeds from reinvestment of distributions
Institutional Shares	—	313,508,083
Open Shares	—	41,380,789
R6 Shares	—	2,243,195
Cost of shares redeemed
Institutional Shares	(207,228,606)	(1,559,571,507)
Open Shares	(42,755,199)	(76,063,225)
R6 Shares	(3,353,983)	(58,830,131)
Net decrease in net assets from capital stock transactions	(196,908,086)	(1,154,000,890)
Total (decrease) increase in net assets	(22,391,804)	(1,023,617,451)
Net assets at beginning of period	1,532,571,135	2,556,188,586
Net assets at end of period	$1,510,179,331	$1,532,571,135

The accompanying notes are an integral part of these financial statements.

84  Semi-Annual Financial Statements

Lazard US Equity Focus Portfolio		Lazard US Small Cap Equity Select Portfolio
Six Months Ended June 30, 2026 (unaudited)	Year Ended December 31, 2025	Six Months Ended June 30, 2026 (unaudited)	Year Ended December 31, 2025

$189,202	$486,702	$(13,251)	$48,019
8,283,079	11,800,450	4,628,199	1,413,645
(3,939,800)	(1,151,990)	3,033,350	(785,923)
4,532,481	11,135,162	7,648,298	675,741

—	(6,120,159)	—	(1,353,241)
—	(114,914)	—	(330,053)
—	(3,943,212)	—	(27,513)

—	(10,178,285)	—	(1,710,807)

1,198,592	1,349,400	153,228	5,933,092
1,475,491	178,690	67,608	128,679
3,143,272	2,058,178	258,956	330,338

—	6,058,269	—	1,344,833
—	114,891	—	324,428
—	3,943,064	—	27,513

(4,229,174)	(5,749,481)	(2,576,635)	(10,482,277)
(460,473)	(577,035)	(535,385)	(1,469,230)
(10,644,148)	(19,988,560)	(44,397)	(12,016)

(9,516,440)	(12,612,584)	(2,676,625)	(3,874,640)
(4,983,959)	(11,655,707)	4,971,673	(4,909,706)
81,873,286	93,528,993	33,059,623	37,969,329
$76,889,327	$81,873,286	$38,031,296	$33,059,623

Semi-Annual Financial Statements  85

	Lazard International Strategic Equity Portfolio
	Six Months Ended June 30, 2026 (unaudited)	Year Ended December 31, 2025

Shares issued and redeemed

Institutional Shares
Shares outstanding at beginning of period	101,234,075	171,310,239
Shares sold	3,259,620	10,236,340
Shares issued to shareholders from reinvestment of distributions	—	23,496,334
Shares redeemed	(15,067,818)	(103,808,838)
Net increase (decrease)	(11,808,198)	(70,076,164)
Shares outstanding at end of period	89,425,877	101,234,075

Open Shares
Shares outstanding at beginning of period	14,626,753	14,576,837
Shares sold	704,000	1,990,585
Shares issued to shareholders from reinvestment of distributions	—	3,060,087
Shares redeemed	(3,022,325)	(5,000,756)
Net increase (decrease)	(2,318,325)	49,916
Shares outstanding at end of period	12,308,428	14,626,753

R6 Shares
Shares outstanding at beginning of period	706,555	3,865,023
Shares sold	128,958	386,601
Shares issued to shareholders from reinvestment of distributions	—	162,452
Shares redeemed	(234,184)	(3,707,521)
Net increase (decrease)	(105,226)	(3,158,468)
Shares outstanding at end of period	601,329	706,555

The accompanying notes are an integral part of these financial statements.

86  Semi-Annual Financial Statements

Lazard US Equity Focus Portfolio		Lazard US Small Cap Equity Select Portfolio
Six Months Ended June 30, 2026 (unaudited)	Year Ended December 31, 2025	Six Months Ended June 30, 2026 (unaudited)	Year Ended December 31, 2025

2,965,025	2,869,775	2,281,274	2,557,681
70,942	76,480	11,979	538,436

—	362,760	—	119,056
(247,339)	(343,990)	(196,749)	(933,899)
(176,397)	95,250	(184,770)	(276,407)
2,788,628	2,965,025	2,096,504	2,281,274

53,801	72,490	587,600	690,148
84,701	10,695	6,224	13,157

—	6,834	—	33,346
(27,261)	(36,218)	(49,145)	(149,051)
57,440	(18,689)	(42,921)	(102,548)
111,241	53,801	544,679	587,600

1,893,358	2,731,939	48,921	17,663
197,939	126,597	20,898	29,859

—	235,865	—	2,422
(636,960)	(1,201,043)	(3,523)	(1,023)
(439,021)	(838,581)	17,375	31,258
1,454,337	1,893,358	66,296	48,921

Semi-Annual Financial Statements  87

The Lazard Funds, Inc. Financial Highlights

LAZARD DEVELOPING MARKETS EQUITY PORTFOLIO

Selected data for a share of capital stock outstanding	Six Months Ended	Year Ended
throughout each period	6/30/26†	12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Institutional Shares
Net asset value, beginning of period	$17.71	$13.41	$12.66	$11.82	$15.40	$17.31
Income (Loss) from investment operations:
Net investment income (loss) (a)	0.06	0.16	0.13	0.27	0.13	0.05
Net realized and unrealized gain (loss)	5.61	4.35	0.73	0.85	(3.61)	(1.81)
Total from investment operations	5.67	4.51	0.86	1.12	(3.48)	(1.76)
Less distributions from:
Net investment income	—	(0.21)	(0.11)	(0.28)	(0.09)	(0.15)
Return of capital	—	—	—	—	(0.01)	—
Total distributions	—	(0.21)	(0.11)	(0.28)	(0.10)	(0.15)
Net asset value, end of period	$23.38	$17.71	$13.41	$12.66	$11.82	$15.40
Total Return (b)	32.02%	33.66%	6.81%	9.55%	–22.61%	–10.14%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$122,280	$98,026	$82,908	$86,699	$91,910	$148,419
Ratios to average net assets (c):
Net expenses	1.10%	1.10%	1.10%	1.13%	1.15%	1.15%
Gross expenses	1.21%	1.22%	1.25%	1.24%	1.23%	1.15%
Net investment income (loss)	0.63%	1.03%	0.99%	2.17%	1.02%	0.28%
Portfolio turnover rate	21%	35%	24%	24%	30%	39%

The accompanying notes are an integral part of these financial statements.

88  Semi-Annual Financial Statements

Selected data for a share of capital stock outstanding	Six Months Ended	Year Ended
throughout each period	6/30/26†	12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Open Shares
Net asset value, beginning of period	$17.60	$13.33	$12.59	$11.75	$15.31	$17.21
Income (Loss) from investment operations:
Net investment income (loss) (a)	0.04	0.12	0.10	0.23	0.10	—	(d)
Net realized and unrealized gain (loss)	5.56	4.31	0.72	0.86	(3.59)	(1.78)
Total from investment operations	5.60	4.43	0.82	1.09	(3.49)	(1.78)
Less distributions from:
Net investment income	—	(0.16)	(0.08)	(0.25)	(0.07)	(0.12)
Total distributions	—	(0.16)	(0.08)	(0.25)	(0.07)	(0.12)
Net asset value, end of period	$23.20	$17.60	$13.33	$12.59	$11.75	$15.31
Total Return (b)	31.82%	33.30%	6.50%	9.34%	–22.81%	–10.37%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$7,171	$5,480	$5,551	$5,703	$5,487	$9,193
Ratios to average net assets (c):
Net expenses	1.35%	1.35%	1.35%	1.38%	1.40%	1.40%
Gross expenses	1.58%	1.56%	1.60%	1.59%	1.56%	1.45%
Net investment income (loss)	0.40%	0.79%	0.76%	1.89%	0.76%	—	%(e)
Portfolio turnover rate	21%	35%	24%	24%	30%	39%

†	Unaudited
(a)	Net investment income (loss) has been computed using the average shares method.
(b)	Total returns reflect reinvestment of all dividends and distributions, if any. Certain expenses of the Portfolio may have been waived or reimbursed by the Investment Manager, State Street or SS&C Global Investor and Distribution Solutions, Inc. (“SS&C GIDS”); without such waiver/reimbursement of expenses, the Portfolio’s returns would have been lower. Returns for a period of less than one year are not annualized.
(c)	Annualized for a period of less than one year.
(d)	Amount is less than $0.01 per share.
(e)	Amount is less than 0.005%.

The accompanying notes are an integral part of these financial statements.

Semi-Annual Financial Statements  89

LAZARD EMERGING MARKETS EQUITY ADVANTAGE PORTFOLIO

Selected data for a share of capital stock outstanding	Six Months Ended	Year Ended
throughout each period	6/30/26†	12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Institutional Shares
Net asset value, beginning of period	$15.65	$11.93	$10.87	$9.83	$12.88	$13.79
Income (Loss) from investment operations:
Net investment income (loss) (a)	0.16	0.23	0.21	0.24	0.29	0.27
Net realized and unrealized gain (loss)	4.08	3.79	1.03	1.01	(3.01)	(0.15)
Total from investment operations	4.24	4.02	1.24	1.25	(2.72)	0.12
Less distributions from:
Net investment income	—	(0.15)	(0.18)	(0.21)	(0.29)	(0.22)
Net realized gains	—	(0.15)	—	—	(0.04)	(0.81)
Total distributions	—	(0.30)	(0.18)	(0.21)	(0.33)	(1.03)
Net asset value, end of period	$19.89	$15.65	$11.93	$10.87	$9.83	$12.88
Total Return (b)	27.09%	33.72%	11.41%	12.76%	–21.09%	0.96%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$745,989	$508,674	$193,779	$131,856	$80,506	$68,538
Ratios to average net assets (c):
Net expenses	0.83%	0.85%	0.91%	0.90%	0.91%	0.93%
Gross expenses	0.83%	0.85%	0.95%	0.98%	1.11%	1.21%
Net investment income (loss)	1.74%	1.65%	1.79%	2.33%	2.73%	1.90%
Portfolio turnover rate	48%	76%	68%	61%	122%	88%

The accompanying notes are an integral part of these financial statements.

90  Semi-Annual Financial Statements

Selected data for a share of capital stock outstanding	Six Months Ended	Year Ended
throughout each period	6/30/26†	12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Open Shares
Net asset value, beginning of period	$15.64	$11.93	$10.87	$9.84	$12.88	$13.79
Income (Loss) from investment operations:
Net investment income (loss) (a)	0.13	0.09	0.20	0.26	0.25	0.12
Net realized and unrealized gain (loss)	4.07	3.87	1.01	0.95	(2.98)	(0.04)
Total from investment operations	4.20	3.96	1.21	1.21	(2.73)	0.08
Less distributions from:
Net investment income	—	(0.10)	(0.15)	(0.18)	(0.27)	(0.18)
Net realized gains	—	(0.15)	—	—	(0.04)	(0.81)
Total distributions	—	(0.25)	(0.15)	(0.18)	(0.31)	(0.99)
Net asset value, end of period	$19.84	$15.64	$11.93	$10.87	$9.84	$12.88
Total Return (b)	26.85%	33.25%	11.13%	12.36%	–21.21%	0.63%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$4,523	$2,269	$270	$258	$93	$979
Ratios to average net assets (c):
Net expenses	1.16%	1.15%	1.16%	1.15%	1.16%	1.25%
Gross expenses	1.30%	1.56%	2.36%	2.93%	3.20%	1.75%
Net investment income (loss)	1.49%	0.65%	1.73%	2.60%	2.11%	0.80%
Portfolio turnover rate	48%	76%	68%	61%	122%	88%

The accompanying notes are an integral part of these financial statements.

Semi-Annual Financial Statements  91

Selected data for a share of capital stock outstanding	Six Months Ended	Year Ended		For the Period 2/22/23* to
throughout each period	6/30/26†	12/31/25	12/31/24	12/31/23
R6 Shares
Net asset value, beginning of period	$15.65	$11.94	$10.87	$10.27
Income (Loss) from investment operations:
Net investment income (loss) (a)	0.15	0.15	0.17	0.20
Net realized and unrealized gain (loss)	4.08	3.86	1.09	0.61
Total from investment operations	4.23	4.01	1.26	0.81
Less distributions from:
Net investment income	—	(0.15)	(0.19)	(0.21)
Net realized gains	—	(0.15)	—	—
Total distributions	—	(0.30)	(0.19)	(0.21)
Net asset value, end of period	$19.88	$15.65	$11.94	$10.87
Total Return (b)	27.03%	33.63%	11.55%	7.98%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$163,040	$172,104	$2,336	$152
Ratios to average net assets (c):
Net expenses	0.82%	0.85%	0.86%	0.85%
Gross expenses	0.83%	0.85%	1.48%	6.22%
Net investment income (loss)	1.64%	1.02%	1.44%	2.25%
Portfolio turnover rate	48%	76%	68%	61%

†	Unaudited
*	The inception date for the R6 Shares was February 22, 2023.
(a)	Net investment income (loss) has been computed using the average shares method.
(b)	Total returns reflect reinvestment of all dividends and distributions, if any. Certain expenses of the Portfolio may have been waived or reimbursed by the Investment Manager, State Street or SS&C GIDS; without such waiver/reimbursement of expenses, the Portfolio’s returns would have been lower. Returns for a period of less than one year are not annualized.
(c)	Annualized for a period of less than one year, except for non-recurring expenses.

The accompanying notes are an integral part of these financial statements.

92  Semi-Annual Financial Statements

LAZARD EMERGING MARKETS EQUITY PORTFOLIO

Selected data for a share of capital stock outstanding	Six Months Ended	Year Ended
throughout each period	6/30/26†	12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Institutional Shares
Net asset value, beginning of period	$24.81	$17.92	$17.17	$14.57	$18.12	$18.03
Income (Loss) from investment operations:
Net investment income (loss) (a)	0.41	0.69	0.67	0.67	0.80	0.56
Net realized and unrealized gain (loss)	5.16	6.71	0.64	2.58	(3.49)	0.42
Total from investment operations	5.57	7.40	1.31	3.25	(2.69)	0.98
Less distributions from:
Net investment income	—	(0.51)	(0.56)	(0.65)	(0.86)	(0.89)
Total distributions	—	(0.51)	(0.56)	(0.65)	(0.86)	(0.89)
Net asset value, end of period	$30.38	$24.81	$17.92	$17.17	$14.57	$18.12
Total Return (b)	22.45%	41.33%	7.59%	22.39%	–14.86%	5.44%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$8,632,411	$6,141,185	$2,941,483	$2,393,341	$2,281,187	$3,271,175
Ratios to average net assets (c):
Net expenses	1.04%	1.07%	1.07%	1.08%	1.06%	1.07%
Gross expenses	1.05%	1.07%	1.07%	1.08%	1.06%	1.07%
Net investment income (loss)	2.90%	3.18%	3.66%	4.12%	4.92%	2.93%
Portfolio turnover rate	18%	27%	20%	26%	23%	34%

The accompanying notes are an integral part of these financial statements.

Semi-Annual Financial Statements  93

Selected data for a share of capital stock outstanding	Six Months Ended	Year Ended
throughout each period	6/30/26†	12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Open Shares
Net asset value, beginning of period	$25.72	$18.56	$17.76	$15.06	$18.70	$18.58
Income (Loss) from investment operations:
Net investment income (loss) (a)	0.38	0.67	0.66	0.64	0.78	0.53
Net realized and unrealized gain (loss)	5.34	6.94	0.65	2.66	(3.60)	0.43
Total from investment operations	5.72	7.61	1.31	3.30	(2.82)	0.96
Less distributions from:
Net investment income	—	(0.45)	(0.51)	(0.60)	(0.82)	(0.84)
Total distributions	—	(0.45)	(0.51)	(0.60)	(0.82)	(0.84)
Net asset value, end of period	$31.44	$25.72	$18.56	$17.76	$15.06	$18.70
Total Return (b)	22.24%	41.02%	7.35%	22.03%	–15.09%	5.19%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$471,612	$368,322	$266,112	$275,834	$251,237	$371,863
Ratios to average net assets (c):
Net expenses	1.29%	1.32%	1.32%	1.34%	1.32%	1.32%
Gross expenses	1.30%	1.32%	1.32%	1.34%	1.32%	1.32%
Net investment income (loss)	2.60%	3.04%	3.47%	3.86%	4.71%	2.68%
Portfolio turnover rate	18%	27%	20%	26%	23%	34%

The accompanying notes are an integral part of these financial statements.

94  Semi-Annual Financial Statements

Selected data for a share of capital stock outstanding	Six Months Ended	Year Ended
throughout each period	6/30/26†	12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
R6 Shares
Net asset value, beginning of period	$24.83	$17.93	$17.18	$14.58	$18.13	$18.04
Income (Loss) from investment operations:
Net investment income (loss) (a)	0.43	0.70	0.68	0.60	0.78	0.54
Net realized and unrealized gain (loss)	5.14	6.71	0.63	2.65	(3.47)	0.44
Total from investment operations	5.57	7.41	1.31	3.25	(2.69)	0.98
Less distributions from:
Net investment income	—	(0.51)	(0.56)	(0.65)	(0.86)	(0.89)
Total distributions	—	(0.51)	(0.56)	(0.65)	(0.86)	(0.89)
Net asset value, end of period	$30.40	$24.83	$17.93	$17.18	$14.58	$18.13
Total Return (b)	22.43%	41.37%	7.59%	22.37%	–14.86%	5.44%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$142,842	$77,024	$31,049	$27,276	$8,004	$9,880
Ratios to average net assets (c):
Net expenses	1.04%	1.07%	1.07%	1.08%	1.06%	1.06%
Gross expenses	1.05%	1.08%	1.08%	1.12%	1.10%	1.08%
Net investment income (loss)	3.03%	3.24%	3.72%	3.68%	4.83%	2.83%
Portfolio turnover rate	18%	27%	20%	26%	23%	34%

†	Unaudited
(a)	Net investment income (loss) has been computed using the average shares method.
(b)	Total returns reflect reinvestment of all dividends and distributions, if any. Certain expenses of the Portfolio may have been waived or reimbursed by the Investment Manager, State Street or SS&C GIDS; without such waiver/reimbursement of expenses, the Portfolio’s returns would have been lower. Returns for a period of less than one year are not annualized.
(c)	Annualized for a period of less than one year.

The accompanying notes are an integral part of these financial statements.

Semi-Annual Financial Statements  95

LAZARD EQUITY FRANCHISE PORTFOLIO

Selected data for a share of capital stock outstanding	Six Months Ended	Year Ended
throughout each period	6/30/26†	12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Institutional Shares
Net asset value, beginning of period	$7.20	$8.33	$9.89	$9.06	$10.78	$10.17
Income (Loss) from investment operations:
Net investment income (loss) (a)	0.14	0.25	0.23	0.18	0.14	0.15
Net realized and unrealized gain (loss)	(0.62)	0.12	(0.55)	1.51	(0.70)	2.14
Total from investment operations	(0.48)	0.37	(0.32)	1.69	(0.56)	2.29
Less distributions from:
Net investment income	—	(0.51)	(0.22)	(0.24)	(0.10)	(0.15)
Net realized gains	—	(0.99)	(1.02)	(0.62)	(1.06)	(1.53)
Total distributions	—	(1.50)	(1.24)	(0.86)	(1.16)	(1.68)
Net asset value, end of period	$6.72	$7.20	$8.33	$9.89	$9.06	$10.78
Total Return (b)	–6.67%	4.07%	–3.16%	18.70%	–5.21%	22.76%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$36,579	$37,364	$172,952	$118,676	$159,864	$105,429
Ratios to average net assets (c):
Net expenses	0.97%	0.95%	0.94%	0.95%	0.95%	0.95%
Gross expenses	1.23%	1.06%	0.94%	0.96%	0.98%	0.98%
Net investment income (loss)	4.15%	2.80%	2.35%	1.80%	1.35%	1.29%
Portfolio turnover rate	60%	96%	94%	81%	115%	73%

The accompanying notes are an integral part of these financial statements.

96  Semi-Annual Financial Statements

Selected data for a share of capital stock outstanding	Six Months Ended	Year Ended
throughout each period	6/30/26†	12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Open Shares
Net asset value, beginning of period	$7.19	$8.33	$9.88	$9.05	$10.77	$10.17
Income (Loss) from investment operations:
Net investment income (loss) (a)	0.11	0.31	0.19	0.16	0.12	0.12
Net realized and unrealized gain (loss)	(0.59)	0.03	(0.52)	1.51	(0.70)	2.13
Total from investment operations	(0.48)	0.34	(0.33)	1.67	(0.58)	2.25
Less distributions from:
Net investment income	—	(0.49)	(0.20)	(0.22)	(0.08)	(0.12)
Net realized gains	—	(0.99)	(1.02)	(0.62)	(1.06)	(1.53)
Total distributions	—	(1.48)	(1.22)	(0.84)	(1.14)	(1.65)
Net asset value, end of period	$6.71	$7.19	$8.33	$9.88	$9.05	$10.77
Total Return (b)	–6.68%	3.70%	–3.33%	18.42%	–5.45%	22.36%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$32	$59	$146	$177	$190	$93
Ratios to average net assets (c):
Net expenses	1.22%	1.20%	1.20%	1.20%	1.20%	1.20%
Gross expenses	17.12%	3.39%	3.21%	2.72%	4.13%	4.45%
Net investment income (loss)	3.32%	3.53%	1.96%	1.60%	1.17%	1.05%
Portfolio turnover rate	60%	96%	94%	81%	115%	73%

†	Unaudited
(a)	Net investment income (loss) has been computed using the average shares method.
(b)	Total returns reflect reinvestment of all dividends and distributions, if any. Certain expenses of the Portfolio may have been waived or reimbursed by the Investment Manager, State Street or SS&C GIDS; without such waiver/reimbursement of expenses, the Portfolio’s returns would have been lower. Returns for a period of less than one year are not annualized.
(c)	Annualized for a period of less than one year, except for non-recurring expenses.

The accompanying notes are an integral part of these financial statements.

Semi-Annual Financial Statements  97

LAZARD GLOBAL LISTED INFRASTRUCTURE PORTFOLIO

Selected data for a share of capital stock outstanding throughout	Six Months Ended	Year Ended
each period	6/30/26†	12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Institutional Shares
Net asset value, beginning of period	$18.17	$15.63	$15.28	$14.20	$16.50	$14.65
Income (Loss) from investment operations:
Net investment income (loss) (a)	0.40	0.53	0.51	0.44	0.41	0.61
Net realized and unrealized gain (loss)	1.08	3.14	0.51	1.09	(0.60)	2.27
Total from investment operations	1.48	3.67	1.02	1.53	(0.19)	2.88
Less distributions from:
Net investment income	(0.42)	(0.51)	(0.52)	(0.45)	(0.84)	(0.72)
Net realized gains	—	(0.62)	(0.15)	—	(1.27)	(0.31)
Total distributions	(0.42)	(1.13)	(0.67)	(0.45)	(2.11)	(1.03)
Net asset value, end of period	$19.23	$18.17	$15.63	$15.28	$14.20	$16.50
Total Return (b)	8.15%	23.86%	6.71%	10.89%	–1.30%	19.87%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$12,447,904	$10,865,039	$8,156,171	$8,390,489	$7,789,195	$7,308,516
Ratios to average net assets (c):
Net expenses	0.94%	0.96%	0.96%	0.96%	0.96%	0.96%
Gross expenses	0.95%	0.96%	0.96%	0.96%	0.96%	0.96%
Net investment income (loss)	4.14%	3.06%	3.25%	2.98%	2.54%	3.86%
Portfolio turnover rate	19%	43%	36%	25%	39%	28%

The accompanying notes are an integral part of these financial statements.

98  Semi-Annual Financial Statements

Selected data for a share of capital stock outstanding throughout	Six Months Ended	Year Ended
each period	6/30/26†	12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Open Shares
Net asset value, beginning of period	$18.17	$15.64	$15.29	$14.21	$16.51	$14.66
Income (Loss) from investment operations:
Net investment income (loss) (a)	0.37	0.50	0.47	0.40	0.37	0.55
Net realized and unrealized gain (loss)	1.08	3.13	0.51	1.09	(0.61)	2.29
Total from investment operations	1.45	3.63	0.98	1.49	(0.24)	2.84
Less distributions from:
Net investment income	(0.39)	(0.48)	(0.48)	(0.41)	(0.79)	(0.68)
Net realized gains	—	(0.62)	(0.15)	—	(1.27)	(0.31)
Total distributions	(0.39)	(1.10)	(0.63)	(0.41)	(2.06)	(0.99)
Net asset value, end of period	$19.23	$18.17	$15.64	$15.29	$14.21	$16.51
Total Return (b)	8.01%	23.53%	6.43%	10.60%	–1.55%	19.56%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$321,989	$297,220	$272,934	$284,468	$336,227	$300,372
Ratios to average net assets (c):
Net expenses	1.20%	1.21%	1.21%	1.22%	1.21%	1.21%
Gross expenses	1.20%	1.21%	1.21%	1.22%	1.21%	1.21%
Net investment income (loss)	3.86%	2.86%	2.99%	2.73%	2.31%	3.50%
Portfolio turnover rate	19%	43%	36%	25%	39%	28%

The accompanying notes are an integral part of these financial statements.

Semi-Annual Financial Statements  99

†	Unaudited
(a)	Net investment income (loss) has been computed using the average shares method.
(b)	Total returns reflect reinvestment of all dividends and distributions, if any. Certain expenses of the Portfolio may have been waived or reimbursed by the Investment Manager, State Street or SS&C GIDS; without such waiver/reimbursement of expenses, the Portfolio’s returns would have been lower. Returns for a period of less than one year are not annualized.
(c)	Annualized for a period of less than one year.

The accompanying notes are an integral part of these financial statements.

100  Semi-Annual Financial Statements

LAZARD GLOBAL SMALL CAP EQUITY PORTFOLIO

Selected data for a share of capital stock outstanding	Six Months Ended	Year Ended
throughout each period	6/30/26†	12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Institutional Shares
Net asset value, beginning of period	$10.59	$7.94	$8.40	$7.69	$10.99	$13.50
Income (Loss) from investment operations:
Net investment income (loss) (a)	0.03	0.08	0.14	0.16	0.14	0.20
Net realized and unrealized gain (loss)	3.15	2.77	(0.45)	0.72	(3.02)	1.33
Total from investment operations	3.18	2.85	(0.31)	0.88	(2.88)	1.53
Less distributions from:
Net investment income	—	(0.20)	(0.15)	(0.17)	(0.05)	(0.56)
Net realized gains	—	—	—	—	(0.37)	(3.48)
Total distributions	—	(0.20)	(0.15)	(0.17)	(0.42)	(4.04)
Net asset value, end of period	$13.77	$10.59	$7.94	$8.40	$7.69	$10.99
Total Return (b)	30.03%	35.93%	–3.69%	11.55%	–26.32%	11.83%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$12,605	$6,387	$2,752	$4,811	$6,940	$14,542
Ratios to average net assets (c):
Net expenses	1.03%	1.03%	1.03%	1.09%	1.14%	1.12%
Gross expenses	1.90%	2.17%	2.33%	2.14%	1.72%	1.24%
Net investment income (loss)	0.45%	0.84%	1.65%	1.96%	1.65%	1.34%
Portfolio turnover rate	85%	160%	94%	45%	44%	47%

The accompanying notes are an integral part of these financial statements.

Semi-Annual Financial Statements  101

Selected data for a share of capital stock outstanding	Six Months Ended	Year Ended
throughout each period	6/30/26†	12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Open Shares
Net asset value, beginning of period	$10.63	$7.97	$8.43	$7.72	$11.03	$13.50
Income (Loss) from investment operations:
Net investment income (loss) (a)	0.01	0.06	0.11	0.14	0.14	0.15
Net realized and unrealized gain (loss)	3.16	2.78	(0.44)	0.72	(3.05)	1.35
Total from investment operations	3.17	2.84	(0.33)	0.86	(2.91)	1.50
Less distributions from:
Net investment income	—	(0.18)	(0.13)	(0.15)	(0.03)	(0.49)
Net realized gains	—	—	—	—	(0.37)	(3.48)
Total distributions	—	(0.18)	(0.13)	(0.15)	(0.40)	(3.97)
Net asset value, end of period	$13.80	$10.63	$7.97	$8.43	$7.72	$11.03
Total Return (b)	29.82%	35.58%	–3.91%	11.24%	–26.49%	11.61%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$8,417	$6,499	$6,196	$7,241	$7,692	$11,969
Ratios to average net assets (c):
Net expenses	1.28%	1.28%	1.28%	1.33%	1.39%	1.37%
Gross expenses	2.15%	2.33%	2.50%	2.35%	1.97%	1.51%
Net investment income (loss)	0.17%	0.66%	1.30%	1.78%	1.58%	1.05%
Portfolio turnover rate	85%	160%	94%	45%	44%	47%

†	Unaudited
(a)	Net investment income (loss) has been computed using the average shares method.
(b)	Total returns reflect reinvestment of all dividends and distributions, if any. Certain expenses of the Portfolio may have been waived or reimbursed by the Investment Manager, State Street or SS&C GIDS; without such waiver/reimbursement of expenses, the Portfolio’s returns would have been lower. Returns for a period of less than one year are not annualized.
(c)	Annualized for a period of less than one year.

The accompanying notes are an integral part of these financial statements.

102  Semi-Annual Financial Statements

LAZARD INTERNATIONAL EQUITY PORTFOLIO

Selected data for a share of capital stock outstanding throughout	Six Months Ended	Year Ended
each period	6/30/26†	12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Institutional Shares
Net asset value, beginning of period	$18.75	$15.72	$16.16	$14.41	$17.98	$20.02
Income (Loss) from investment operations:
Net investment income (loss) (a)	0.26	0.36	0.33	0.33	0.29	0.67
Net realized and unrealized gain (loss)	1.51	4.99	0.63	2.03	(2.96)	0.49
Total from investment operations	1.77	5.35	0.96	2.36	(2.67)	1.16
Less distributions from:
Net investment income	—	(0.48)	(0.56)	(0.44)	(0.26)	(1.07)
Net realized gains	—	(1.84)	(0.84)	(0.17)	(0.64)	(2.13)
Total distributions	—	(2.32)	(1.40)	(0.61)	(0.90)	(3.20)
Net asset value, end of period	$20.52	$18.75	$15.72	$16.16	$14.41	$17.98
Total Return (b)	9.44%	34.12%	5.90%	16.43%	–14.83%	6.00%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$1,082,339	$1,014,033	$790,903	$1,014,462	$869,014	$1,567,011
Ratios to average net assets (c):
Net expenses	0.83%	0.83%	0.85%	0.84%	0.83%	0.82%
Gross expenses	0.83%	0.83%	0.85%	0.84%	0.83%	0.82%
Net investment income (loss)	2.61%	1.93%	1.93%	2.08%	1.89%	3.21%
Portfolio turnover rate	36%	45%	41%	48%	31%	34%

The accompanying notes are an integral part of these financial statements.

Semi-Annual Financial Statements  103

Selected data for a share of capital stock outstanding	Six Months Ended	Year Ended
throughout each period	6/30/26†	12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Open Shares
Net asset value, beginning of period	$19.11	$15.99	$16.41	$14.63	$18.24	$20.26
Income (Loss) from investment operations:
Net investment income (loss) (a)	0.24	0.32	0.29	0.29	0.27	0.63
Net realized and unrealized gain (loss)	1.53	5.07	0.65	2.06	(3.01)	0.50
Total from investment operations	1.77	5.39	0.94	2.35	(2.74)	1.13
Less distributions from:
Net investment income	—	(0.43)	(0.52)	(0.40)	(0.23)	(1.02)
Net realized gains	—	(1.84)	(0.84)	(0.17)	(0.64)	(2.13)
Total distributions	—	(2.27)	(1.36)	(0.57)	(0.87)	(3.15)
Net asset value, end of period	$20.88	$19.11	$15.99	$16.41	$14.63	$18.24
Total Return (b)	9.31%	33.78%	5.67%	16.11%	–15.05%	5.76%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$82,580	$73,699	$57,855	$56,809	$54,781	$93,296
Ratios to average net assets (c):
Net expenses	1.09%	1.08%	1.10%	1.10%	1.09%	1.07%
Gross expenses	1.09%	1.08%	1.10%	1.10%	1.09%	1.07%
Net investment income (loss)	2.40%	1.67%	1.67%	1.80%	1.70%	2.98%
Portfolio turnover rate	36%	45%	41%	48%	31%	34%

The accompanying notes are an integral part of these financial statements.

104  Semi-Annual Financial Statements

Selected data for a share of capital stock outstanding	Six Months Ended	Year Ended
throughout each period	6/30/26†	12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
R6 Shares
Net asset value, beginning of period	$18.70	$15.69	$16.13	$14.38	$17.95	$19.99
Income (Loss) from investment operations:
Net investment income (loss) (a)	0.28	0.36	0.34	0.34	0.31	0.67
Net realized and unrealized gain (loss)	1.49	4.97	0.63	2.03	(2.97)	0.50
Total from investment operations	1.77	5.33	0.97	2.37	(2.66)	1.17
Less distributions from:
Net investment income	—	(0.48)	(0.57)	(0.45)	(0.27)	(1.08)
Net realized gains	—	(1.84)	(0.84)	(0.17)	(0.64)	(2.13)
Total distributions	—	(2.32)	(1.41)	(0.62)	(0.91)	(3.21)
Net asset value, end of period	$20.47	$18.70	$15.69	$16.13	$14.38	$17.95
Total Return (b)	9.47%	34.10%	5.96%	16.50%	–14.82%	6.03%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$105,606	$90,680	$69,665	$73,535	$63,434	$116,187
Ratios to average net assets (c):
Net expenses	0.82%	0.80%	0.81%	0.81%	0.80%	0.80%
Gross expenses	0.84%	0.83%	0.85%	0.85%	0.83%	0.82%
Net investment income (loss)	2.84%	1.96%	1.96%	2.15%	2.02%	3.20%
Portfolio turnover rate	36%	45%	41%	48%	31%	34%

†	Unaudited
(a)	Net investment income (loss) has been computed using the average shares method.
(b)	Total returns reflect reinvestment of all dividends and distributions, if any. Certain expenses of the Portfolio may have been waived or reimbursed by the Investment Manager, State Street or SS&C GIDS; without such waiver/reimbursement of expenses, the Portfolio’s returns would have been lower. Returns for a period of less than one year are not annualized.
(c)	Annualized for a period of less than one year.

The accompanying notes are an integral part of these financial statements.

Semi-Annual Financial Statements  105

LAZARD INTERNATIONAL EQUITY SELECT PORTFOLIO

Selected data for a share of capital stock outstanding	Six Months Ended	Year Ended
throughout each period	6/30/26†	12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Institutional Shares
Net asset value, beginning of period	$12.82	$10.54	$10.50	$9.52	$11.51	$11.53
Income (Loss) from investment operations:
Net investment income (loss) (a)	0.13	0.24	0.18	0.17	0.16	0.31
Net realized and unrealized gain (loss)	1.61	2.36	0.04	0.97	(1.94)	0.06
Total from investment operations	1.74	2.60	0.22	1.14	(1.78)	0.37
Less distributions from:
Net investment income	—	(0.28)	(0.18)	(0.16)	(0.17)	(0.32)
Net realized gains	—	(0.04)	—	—	(0.04)	(0.07)
Total distributions	—	(0.32)	(0.18)	(0.16)	(0.21)	(0.39)
Net asset value, end of period	$14.56	$12.82	$10.54	$10.50	$9.52	$11.51
Total Return (b)	13.57%	24.69%	2.12%	11.94%	–15.46%	3.24%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$54,074	$54,450	$47,111	$50,570	$51,643	$78,782
Ratios to average net assets (c):
Net expenses	0.90%	0.90%	0.93%	0.90%	0.90%	0.87%
Gross expenses	1.03%	0.96%	1.03%	1.01%	0.96%	0.87%
Net investment income (loss)	1.87%	1.97%	1.60%	1.64%	1.56%	2.60%
Portfolio turnover rate	33%	39%	40%	32%	41%	35%

The accompanying notes are an integral part of these financial statements.

106  Semi-Annual Financial Statements

Selected data for a share of capital stock outstanding	Six Months Ended	Year Ended
throughout each period	6/30/26†	12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Open Shares
Net asset value, beginning of period	$12.89	$10.60	$10.56	$9.57	$11.57	$11.58
Income (Loss) from investment operations:
Net investment income (loss) (a)	0.12	0.20	0.15	0.14	0.13	0.24
Net realized and unrealized gain (loss)	1.61	2.38	0.05	0.98	(1.94)	0.11
Total from investment operations	1.73	2.58	0.20	1.12	(1.81)	0.35
Less distributions from:
Net investment income	—	(0.25)	(0.16)	(0.13)	(0.15)	(0.29)
Net realized gains	—	(0.04)	—	—	(0.04)	(0.07)
Total distributions	—	(0.29)	(0.16)	(0.13)	(0.19)	(0.36)
Net asset value, end of period	$14.62	$12.89	$10.60	$10.56	$9.57	$11.57
Total Return (b)	13.42%	24.34%	1.85%	11.71%	–15.68%	3.03%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$3,521	$2,824	$2,580	$2,874	$2,910	$4,166
Ratios to average net assets (c):
Net expenses	1.15%	1.15%	1.18%	1.15%	1.15%	1.15%
Gross expenses	1.54%	1.37%	1.45%	1.44%	1.35%	1.26%
Net investment income (loss)	1.68%	1.70%	1.35%	1.39%	1.30%	2.03%
Portfolio turnover rate	33%	39%	40%	32%	41%	35%

†	Unaudited
(a)	Net investment income (loss) has been computed using the average shares method.
(b)	Total returns reflect reinvestment of all dividends and distributions, if any. Certain expenses of the Portfolio may have been waived or reimbursed by the Investment Manager, State Street or SS&C GIDS; without such waiver/reimbursement of expenses, the Portfolio’s returns would have been lower. Returns for a period of less than one year are not annualized.
(c)	Annualized for a period of less than one year.

The accompanying notes are an integral part of these financial statements.

Semi-Annual Financial Statements  107

LAZARD INTERNATIONAL QUALITY GROWTH PORTFOLIO

Selected data for a share of capital stock outstanding	Six Months Ended	Year Ended
throughout each period	6/30/26†	12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Institutional Shares
Net asset value, beginning of period	$17.08	$15.96	$15.55	$13.28	$16.80	$15.59
Income (Loss) from investment operations:
Net investment income (loss) (a)	0.13	0.13	0.12	0.13	0.10	0.07
Net realized and unrealized gain (loss)	(0.75)	1.73	0.76	2.24	(3.47)	1.48
Total from investment operations	(0.62)	1.86	0.88	2.37	(3.37)	1.55
Less distributions from:
Net investment income	—	(0.10)	(0.11)	(0.10)	(0.09)	(0.03)
Net realized gains	—	(0.64)	(0.36)	—	(0.06)	(0.31)
Total distributions	—	(0.74)	(0.47)	(0.10)	(0.15)	(0.34)
Net asset value, end of period	$16.46	$17.08	$15.96	$15.55	$13.28	$16.80
Total Return (b)	–3.63%	11.69%	5.61%	17.83%	–20.10%	9.99%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$474,839	$504,449	$294,242	$255,657	$110,723	$62,468
Ratios to average net assets (c):
Net expenses	0.85%	0.83%	0.85%	0.86%	0.85%	0.85%
Gross expenses	0.85%	0.83%	0.86%	0.90%	1.05%	1.24%
Net investment income (loss)	1.56%	0.74%	0.72%	0.87%	0.70%	0.44%
Portfolio turnover rate	15%	22%	25%	10%	43%	7%

The accompanying notes are an integral part of these financial statements.

108  Semi-Annual Financial Statements

Selected data for a share of capital stock outstanding	Six Months Ended	Year Ended
throughout each period	6/30/26†	12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Open Shares
Net asset value, beginning of period	$16.97	$15.87	$15.46	$13.20	$16.70	$15.51
Income (Loss) from investment operations:
Net investment income (loss) (a)	0.10	0.09	0.08	0.10	0.06	0.03
Net realized and unrealized gain (loss)	(0.74)	1.70	0.76	2.22	(3.45)	1.47
Total from investment operations	(0.64)	1.79	0.84	2.32	(3.39)	1.50
Less distributions from:
Net investment income	—	(0.05)	(0.07)	(0.06)	(0.05)	—
Net realized gains	—	(0.64)	(0.36)	—	(0.06)	(0.31)
Total distributions	—	(0.69)	(0.43)	(0.06)	(0.11)	(0.31)
Net asset value, end of period	$16.33	$16.97	$15.87	$15.46	$13.20	$16.70
Total Return (b)	–3.77%	11.34%	5.38%	17.57%	–20.31%	9.69%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$894	$2,584	$2,048	$1,754	$372	$333
Ratios to average net assets (c):
Net expenses	1.10%	1.10%	1.10%	1.11%	1.10%	1.10%
Gross expenses	1.39%	1.14%	1.37%	1.43%	2.81%	2.76%
Net investment income (loss)	1.22%	0.53%	0.47%	0.70%	0.42%	0.18%
Portfolio turnover rate	15%	22%	25%	10%	43%	7%

The accompanying notes are an integral part of these financial statements.

Semi-Annual Financial Statements  109

Selected data for a share of capital stock outstanding	Six Months Ended	Year Ended		For the Period 2/22/23# to
throughout each period	6/30/26†	12/31/25	12/31/24	12/31/23
R6 Shares
Net asset value, beginning of period	$17.09	$15.96	$15.55	$13.99
Income (Loss) from investment operations:
Net investment income (loss) (a)	0.13	0.15	0.10	0.07
Net realized and unrealized gain (loss)	(0.75)	1.73	0.78	1.59
Total from investment operations	(0.62)	1.88	0.88	1.66
Less distributions from:
Net investment income	—	(0.11)	(0.11)	(0.10)
Net realized gains	—	(0.64)	(0.36)	—
Total distributions	—	(0.75)	(0.47)	(0.10)
Net asset value, end of period	$16.47	$17.09	$15.96	$15.55
Total Return (b)	–3.63%	11.80%	5.66%	11.90%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$49,974	$52,228	$9,955	$517
Ratios to average net assets (c):
Net expenses	0.80%	0.80%	0.80%	0.81%
Gross expenses	0.84%	0.84%	1.03%	16.17%
Net investment income (loss)	1.61%	0.88%	0.59%	0.54%
Portfolio turnover rate	15%	22%	25%	10%

†	Unaudited
#	The inception date for the R6 Shares was February 22, 2023.
(a)	Net investment income (loss) has been computed using the average shares method.
(b)	Total returns reflect reinvestment of all dividends and distributions, if any. Certain expenses of the Portfolio may have been waived or reimbursed by the Investment Manager, State Street or SS&C GIDS; without such waiver/reimbursement of expenses, the Portfolio’s returns would have been lower. Returns for a period of less than one year are not annualized.
(c)	Annualized for a period of less than one year, except for non-recurring expenses.

The accompanying notes are an integral part of these financial statements.

110  Semi-Annual Financial Statements

LAZARD INTERNATIONAL STRATEGIC EQUITY PORTFOLIO

Selected data for a share of capital stock outstanding throughout	Six Months Ended	Year Ended
each period	6/30/26†	12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Institutional Shares
Net asset value, beginning of period	$13.12	$13.46	$15.48	$13.42	$16.37	$16.83
Income (Loss) from investment operations:
Net investment income (loss) (a)	0.10	0.21	0.21	0.21	0.22	0.56
Net realized and unrealized gain (loss)	1.51	3.23	(0.42)	2.08	(2.98)	0.42
Total from investment operations	1.61	3.44	(0.21)	2.29	(2.76)	0.98
Less distributions from:
Net investment income	—	(0.29)	(0.29)	(0.23)	(0.19)	(0.62)
Net realized gains	—	(3.49)	(1.52)	—	—	(0.51)
Return of capital	—	—	—	—	—	(0.31)
Total distributions	—	(3.78)	(1.81)	(0.23)	(0.19)	(1.44)
Net asset value, end of period	$14.73	$13.12	$13.46	$15.48	$13.42	$16.37
Total Return (b)	12.27%	25.54%	–1.36%	17.06%	–16.88%	5.99%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$1,317,511	$1,328,487	$2,305,654	$3,950,193	$4,180,622	$5,713,405
Ratios to average net assets (c):
Net expenses	0.85%	0.84%	0.82%	0.82%	0.81%	0.80%
Gross expenses	0.85%	0.84%	0.82%	0.82%	0.81%	0.80%
Net investment income (loss)	1.47%	1.37%	1.29%	1.45%	1.56%	3.15%
Portfolio turnover rate	43%	48%	62%	43%	33%	31%

The accompanying notes are an integral part of these financial statements.

Semi-Annual Financial Statements  111

Selected data for a share of capital stock outstanding throughout	Six Months Ended	Year Ended
each period	6/30/26†	12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Open Shares
Net asset value, beginning of period	$13.32	$13.61	$15.63	$13.56	$16.53	$16.99
Income (Loss) from investment operations:
Net investment income (loss) (a)	0.09	0.16	0.16	0.17	0.18	0.52
Net realized and unrealized gain (loss)	1.52	3.29	(0.41)	2.09	(3.00)	0.42
Total from investment operations	1.61	3.45	(0.25)	2.26	(2.82)	0.94
Less distributions from:
Net investment income	—	(0.25)	(0.25)	(0.19)	(0.15)	(0.60)
Net realized gains	—	(3.49)	(1.52)	—	—	(0.51)
Return of capital	—	—	—	—	—	(0.29)
Total distributions	—	(3.74)	(1.77)	(0.19)	(0.15)	(1.40)
Net asset value, end of period	$14.93	$13.32	$13.61	$15.63	$13.56	$16.53
Total Return (b)	12.09%	25.31%	–1.61%	16.66%	–17.04%	5.67%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$183,796	$194,798	$198,450	$310,809	$308,243	$460,862
Ratios to average net assets (c):
Net expenses	1.10%	1.09%	1.08%	1.08%	1.07%	1.06%
Gross expenses	1.11%	1.09%	1.08%	1.08%	1.07%	1.06%
Net investment income (loss)	1.23%	1.07%	0.97%	1.19%	1.27%	2.88%
Portfolio turnover rate	43%	48%	62%	43%	33%	31%

The accompanying notes are an integral part of these financial statements.

112  Semi-Annual Financial Statements

Selected data for a share of capital stock outstanding	Six Months Ended	Year Ended
throughout each period	6/30/26†	12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
R6 Shares
Net asset value, beginning of period	$13.14	$13.48	$15.49	$13.43	$16.38	$16.85
Income (Loss) from investment operations:
Net investment income (loss) (a)	0.20	0.23	0.20	0.21	0.22	0.56
Net realized and unrealized gain (loss)	1.41	3.21	(0.40)	2.08	(2.98)	0.41
Total from investment operations	1.61	3.44	(0.20)	2.29	(2.76)	0.97
Less distributions from:
Net investment income	—	(0.29)	(0.29)	(0.23)	(0.19)	(0.62)
Net realized gains	—	(3.49)	(1.52)	—	—	(0.51)
Return of capital	—	—	—	—	—	(0.31)
Total distributions	—	(3.78)	(1.81)	(0.23)	(0.19)	(1.44)
Net asset value, end of period	$14.75	$13.14	$13.48	$15.49	$13.43	$16.38
Total Return (b)	12.25%	25.50%	–1.30%	17.04%	–16.87%	5.93%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$8,872	$9,286	$52,085	$76,966	$96,524	$124,625
Ratios to average net assets (c):
Net expenses	0.85%	0.84%	0.82%	0.82%	0.81%	0.80%
Gross expenses	0.95%	0.85%	0.83%	0.83%	0.82%	0.81%
Net investment income (loss)	2.92%	1.55%	1.27%	1.47%	1.54%	3.16%
Portfolio turnover rate	43%	48%	62%	43%	33%	31%

†	Unaudited
(a)	Net investment income (loss) has been computed using the average shares method.
(b)	Total returns reflect reinvestment of all dividends and distributions, if any. Certain expenses of the Portfolio may have been waived or reimbursed by the Investment Manager, State Street or SS&C GIDS; without such waiver/reimbursement of expenses, the Portfolio’s returns would have been lower. Returns for a period of less than one year are not annualized.
(c)	Annualized for a period of less than one year.

The accompanying notes are an integral part of these financial statements.

Semi-Annual Financial Statements  113

LAZARD US EQUITY FOCUS PORTFOLIO

Selected data for a share of capital stock outstanding	Six Months Ended	Year Ended
throughout each period	6/30/26†	12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Institutional Shares
Net asset value, beginning of period	$16.66	$16.48	$15.39	$12.99	$16.07	$13.37
Income (Loss) from investment operations:
Net investment income (loss) (a)	0.04	0.10	0.13	0.13	0.10	0.08
Net realized and unrealized gain (loss)	0.95	2.38	2.05	2.43	(2.82)	3.54
Total from investment operations	0.99	2.48	2.18	2.56	(2.72)	3.62
Less distributions from:
Net investment income	—	(0.11)	(0.13)	(0.13)	(0.10)	(0.05)
Net realized gains	—	(2.19)	(0.96)	(0.03)	(0.26)	(0.87)
Total distributions	—	(2.30)	(1.09)	(0.16)	(0.36)	(0.92)
Net asset value, end of period	$17.65	$16.66	$16.48	$15.39	$12.99	$16.07
Total Return (b)	5.94%	15.18%	14.13%	19.77%	–16.94%	27.36%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$49,228	$49,404	$47,287	$43,673	$38,037	$42,755
Ratios to average net assets (c):
Net expenses	0.70%	0.70%	0.70%	0.70%	0.70%	0.70%
Gross expenses	0.83%	0.78%	0.77%	0.80%	0.81%	0.76%
Net investment income (loss)	0.51%	0.60%	0.76%	0.93%	0.72%	0.54%
Portfolio turnover rate	24%	31%	22%	38%	29%	27%

The accompanying notes are an integral part of these financial statements.

114  Semi-Annual Financial Statements

Selected data for a share of capital stock outstanding	Six Months Ended	Year Ended
throughout each period	6/30/26†	12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Open Shares
Net asset value, beginning of period	$16.77	$16.58	$15.48	$13.06	$16.16	$13.45
Income (Loss) from investment operations:
Net investment income (loss) (a)	0.03	0.06	0.09	0.10	0.07	0.04
Net realized and unrealized gain (loss)	0.95	2.38	2.06	2.44	(2.84)	3.55
Total from investment operations	0.98	2.44	2.15	2.54	(2.77)	3.59
Less distributions from:
Net investment income	—	(0.06)	(0.09)	(0.09)	(0.07)	(0.01)
Net realized gains	—	(2.19)	(0.96)	(0.03)	(0.26)	(0.87)
Total distributions	—	(2.25)	(1.05)	(0.12)	(0.33)	(0.88)
Net asset value, end of period	$17.75	$16.77	$16.58	$15.48	$13.06	$16.16
Total Return (b)	5.84%	14.86%	13.83%	19.53%	–17.18%	26.96%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$1,974	$902	$1,202	$1,170	$1,160	$1,569
Ratios to average net assets (c):
Net expenses	0.95%	0.95%	0.95%	0.95%	0.95%	0.95%
Gross expenses	1.69%	1.36%	1.31%	1.38%	1.31%	1.22%
Net investment income (loss)	0.30%	0.33%	0.51%	0.68%	0.46%	0.29%
Portfolio turnover rate	24%	31%	22%	38%	29%	27%

The accompanying notes are an integral part of these financial statements.

Semi-Annual Financial Statements  115

Selected data for a share of capital stock outstanding	Six Months Ended	Year Ended
throughout each period	6/30/26†	12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
R6 Shares
Net asset value, beginning of period	$16.67	$16.49	$15.39	$12.99	$16.08	$13.38
Income (Loss) from investment operations:
Net investment income (loss) (a)	0.04	0.10	0.13	0.13	0.10	0.08
Net realized and unrealized gain (loss)	0.95	2.38	2.06	2.43	(2.83)	3.54
Total from investment operations	0.99	2.48	2.19	2.56	(2.73)	3.62
Less distributions from:
Net investment income	—	(0.11)	(0.13)	(0.13)	(0.10)	(0.05)
Net realized gains	—	(2.19)	(0.96)	(0.03)	(0.26)	(0.87)
Total distributions	—	(2.30)	(1.09)	(0.16)	(0.36)	(0.92)
Net asset value,end of period	$17.66	$16.67	$16.49	$15.39	$12.99	$16.08
Total Return (b)	5.94%	15.17%	14.19%	19.77%	–17.00%	27.34%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$25,688	$31,566	$45,040	$47,011	$34,244	$36,066
Ratios to average net assets (c):
Net expenses	0.70%	0.70%	0.70%	0.70%	0.70%	0.70%
Gross expenses	0.83%	0.78%	0.77%	0.80%	0.81%	0.76%
Net investment income (loss)	0.48%	0.58%	0.77%	0.93%	0.72%	0.52%
Portfolio turnover rate	24%	31%	22%	38%	29%	27%

†	Unaudited
(a)	Net investment income (loss) has been computed using the average shares method.
(b)	Total returns reflect reinvestment of all dividends and distributions, if any. Certain expenses of the Portfolio may have been waived or reimbursed by the Investment Manager, State Street or SS&C GIDS; without such waiver/reimbursement of expenses, the Portfolio’s returns would have been lower. Returns for a period of less than one year are not annualized.
(c)	Annualized for a period of less than one year.

The accompanying notes are an integral part of these financial statements.

116  Semi-Annual Financial Statements

LAZARD US SMALL CAP EQUITY SELECT PORTFOLIO

Selected data for a share of capital stock outstanding	Six Months Ended	Year Ended
throughout each period	6/30/26†	12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Institutional Shares
Net asset value, beginning of period	$11.65	$11.96	$12.42	$12.21	$14.97	$14.42
Income (Loss) from investment operations:
Net investment income (loss) (a)	— (b)	0.02	(0.02)	0.01	— (b)	0.01
Net realized and unrealized gain (loss)	2.80	0.25	1.39	1.19	(2.24)	2.81
Total from investment operations	2.80	0.27	1.37	1.20	(2.24)	2.82
Less distributions from:
Net investment income	—	(0.07)	—	—	—	(0.03)
Net realized gains	—	(0.51)	(1.83)	(0.99)	(0.52)	(2.24)
Total distributions	—	(0.58)	(1.83)	(0.99)	(0.52)	(2.27)
Net asset value, end of period	$14.45	$11.65	$11.96	$12.42	$12.21	$14.97
Total Return (c)	23.95%	2.46%	11.21%	10.07%	–15.23%	19.91%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$30,289	$26,581	$30,584	$32,004	$34,882	$94,517
Ratios to average net assets (d):
Net expenses	0.95%	0.95%	0.98%	1.03%	1.03%	0.94%
Gross expenses	1.31%	1.26%	1.25%	1.25%	1.05%	0.94%
Net investment income (loss)	–0.03%	0.18%	–0.18%	0.05%	–0.03%	0.05%
Portfolio turnover rate	55%	100%	99%	53%	35%	66%

The accompanying notes are an integral part of these financial statements.

Semi-Annual Financial Statements  117

Selected data for a share of capital stock outstanding	Six Months Ended	Year Ended
throughout each period	6/30/26†	12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
Open Shares
Net asset value, beginning of period	$10.05	$10.39	$11.04	$10.98	$13.56	$13.25
Income (Loss) from investment operations:
Net investment income (loss) (a)	(0.02)	(0.01)	(0.05)	(0.02)	(0.03)	(0.04)
Net realized and unrealized gain (loss)	2.42	0.22	1.23	1.07	(2.03)	2.59
Total from investment operations	2.40	0.21	1.18	1.05	(2.06)	2.55
Less distributions from:
Net investment income	—	(0.04)	—	—	—	— (b)
Net realized gains	—	(0.51)	(1.83)	(0.99)	(0.52)	(2.24)
Total distributions	—	(0.55)	(1.83)	(0.99)	(0.52)	(2.24)
Net asset value, end of period	$12.45	$10.05	$10.39	$11.04	$10.98	$13.56
Total Return (c)	23.78%	2.26%	10.87%	9.83%	–15.49%	19.59%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$6,780	$5,906	$7,173	$7,371	$7,750	$10,798
Ratios to average net assets (d):
Net expenses	1.20%	1.20%	1.23%	1.28%	1.31%	1.22%
Gross expenses	1.69%	1.59%	1.57%	1.57%	1.36%	1.22%
Net investment income (loss)	–0.28%	–0.06%	–0.43%	–0.20%	–0.27%	–0.24%
Portfolio turnover rate	55%	100%	99%	53%	35%	66%

The accompanying notes are an integral part of these financial statements.

118  Semi-Annual Financial Statements

Selected data for a share of capital stock outstanding	Six Months Ended	Year Ended
throughout each period	6/30/26†	12/31/25	12/31/24	12/31/23	12/31/22	12/31/21
R6 Shares
Net asset value, beginning of period	$11.70	$12.01	$12.45	$12.25	$14.98	$14.42
Income (Loss) from investment operations:
Net investment income (loss) (a)	— (b)	0.03	(0.02)	0.02	(0.04)	0.01
Net realized and unrealized gain (loss)	2.81	0.25	1.41	1.17	(2.17)	2.82
Total from investment operations	2.81	0.28	1.39	1.19	(2.21)	2.83
Less distributions from:
Net investment income	—	(0.08)	—	—	—	(0.03)
Net realized gains	—	(0.51)	(1.83)	(0.99)	(0.52)	(2.24)
Total distributions	—	(0.59)	(1.83)	(0.99)	(0.52)	(2.27)
Net asset value, end of period	$14.51	$11.70	$12.01	$12.45	$12.25	$14.98
Total Return (c)	24.02%	2.50%	11.34%	9.95%	–15.01%	19.95%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$962	$572	$212	$39	$24	$718
Ratios to average net assets (d):
Net expenses	0.88%	0.90%	0.92%	0.97%	1.03%	0.93%
Gross expenses	2.57%	1.24%	1.18%	1.23%	1.51%	2.53%
Net investment income (loss)	0.03%	0.28%	–0.14%	0.13%	–0.31%	0.05%
Portfolio turnover rate	55%	100%	99%	53%	35%	66%

†	Unaudited
(a)	Net investment income (loss) has been computed using the average shares method.
(b)	Amount is less than $0.01 per share.
(c)	Total returns reflect reinvestment of all dividends and distributions, if any. Certain expenses of the Portfolio may have been waived or reimbursed by the Investment Manager, State Street or SS&C GIDS; without such waiver/reimbursement of expenses, the Portfolio’s returns would have been lower. Returns for a period of less than one year are not annualized.
(d)	Annualized for a period of less than one year, except for non-recurring expenses.

The accompanying notes are an integral part of these financial statements.

Semi-Annual Financial Statements  119

The Lazard Funds, Inc. Notes to Financial Statements

June 30, 2026 (unaudited)

1. Organization

The Lazard Funds, Inc. was incorporated in Maryland on May 17, 1991 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. As of June 30, 2026, the Fund was comprised of eighteen no-load portfolios (each referred to as a “Portfolio”). This report includes only the financial statements of certain Portfolios. The financial statements of other Portfolios are presented separately.

The Portfolios, other than Equity Franchise and US Equity Focus, are operated as “diversified” funds, as defined in the 1940 Act.

Each Portfolio currently offers Institutional Shares and Open Shares, and certain Portfolios offer R6 Shares. Each share class is identical except as to minimum investment requirements; eligibility requirements for R6 Shares; the services offered to, and expenses borne by, each class; and the availability of Service Payments (as defined in the Portfolios’ prospectus).

2. Significant Accounting Policies

The accompanying financial statements are presented in conformity with GAAP. The Portfolios are investment companies and therefore apply specialized accounting guidance in accordance with Accounting Standards Codification Topic 946. The following is a summary of significant accounting policies consistently followed by the Portfolios in the preparation of the financial statements:

(a) Valuation of Investments—Equity securities traded on a securities exchange or market, including exchange-traded option contracts, rights and warrants, and exchange traded funds, are valued at the last reported sales price (for U.S. listed equity securities) or the closing price (for non-U.S. listed equity securities) on the exchange or market on which the security is principally traded or, for securities trading on the Nasdaq, the Nasdaq Official Closing Price. If there is no available closing price for a non-U.S. listed equity security, the last reported sales price is

120  Semi-Annual Financial Statements

used. If there are no reported sales of a security on the valuation date, the security is valued at the most recent quoted bid price on such date reported by such principal exchange or market. Forward currency contracts generally are valued using quotations from an independent pricing service. Investments in money market funds are valued at the fund’s net asset value (“NAV”) per share.

Trading on certain non-U.S. securities exchanges or markets, such as those in Europe and Asia, ordinarily may be completed before the close of business on each business day in New York (i.e., a day on which the New York Stock Exchange (the “NYSE”) is open). In addition, securities in non-U.S. countries, may not trade on all business days in New York and on which the NAV of a Portfolio is calculated.

Events occurring after the close of trading on foreign exchanges may affect the fair value of foreign securities as of the close of regular trading on the NYSE, when the Portfolios’ NAVs are calculated. When valuing foreign equity securities, the Portfolios use an independent pricing service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments, which have a strong correlation to the fair-valued securities.

The Board of Directors (the “Board”) has designated Lazard Asset Management LLC (the “Investment Manager”) to perform fair value determinations pursuant to Rule 2a-5 under the 1940 Act. The Investment Manager has created a Valuation Sub-Committee of its Valuation and Liquidity Committee, which may evaluate a variety of factors to determine the fair value of securities for which market quotations are determined not to be readily available or reliable. These factors include, but are not limited to, the type of security, the value of comparable securities, observations from financial institutions and relevant news events. Input from the Investment Manager’s portfolio management team also will be considered. Using a fair value pricing methodology to price securities may result in a value that is different from the most

Semi-Annual Financial Statements  121

recent closing price of a security and from the prices used by other investment companies to calculate their portfolios’ NAVs.

(b)  Portfolio Securities Transactions and Investment Income—Portfolio securities transactions are accounted for on trade date. Realized gain (loss) on sales of investments are recorded on a specific identification basis. Dividend income is recorded on the ex- dividend date except for certain dividends from non-U.S. securities where the dividend rate is not available. In such cases, the dividend is recorded as soon as the information is received by a Portfolio. Interest income, if any, is accrued daily.

A Portfolio may be subject to taxes imposed by non-U.S. countries in which it invests. Such taxes are generally based upon income earned or capital gains (realized and/or unrealized). An affected Portfolio accrues and applies such taxes to net investment income, net realized gains and net unrealized gains concurrent with the recognition of income earned or capital gains (realized and/or unrealized) from the applicable portfolio securities.

As a result of several court cases in certain countries across the European Union, some Portfolios have filed tax reclaims for previously withheld taxes on dividends earned in certain European Union countries. These filings are subject to various administrative proceedings by the local jurisdictions’ tax authorities within the European Union, as well as a number of related judicial proceedings. Uncertainty exists as to the ultimate resolution of these proceedings, the likelihood of receipt of these claims, and the potential timing of payment, and accordingly no amounts are reflected in the financial statements until a positive decision has been awarded, at which time the amount will be recorded within dividend income on the Statements of Operations. Such amounts, if and when recorded, would increase dividend income, resulting in an increase in a Portfolio’s NAV per share.

122  Semi-Annual Financial Statements

(c) Foreign Currency Translation and Forward Currency Contracts—The accounting records of the Fund are maintained in U.S. dollars. Portfolio securities and other assets and liabilities denominated in a foreign currency are translated daily into U.S. dollars at the prevailing rates of exchange. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rates on the respective transaction dates.

The Portfolios do not isolate the portion of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in their market prices. Such fluctuations are included in net realized and unrealized gain (loss) on investments.

A forward currency contract is an agreement between two parties to buy or sell currency at a set price on a future date. Daily fluctuations in the value of forward currency contracts are recorded as unrealized appreciation (depreciation) on forward currency contracts. When the contract is closed, the Portfolio records a realized gain (loss) equal to the difference between the value at the time it was opened and the value at the time it was closed. Net realized gain (loss) on foreign currency transactions and forward currency contracts represent net foreign currency gain (loss) from forward currency contracts, disposition of foreign currencies, currency gain (loss) realized between the trade and settlement dates on securities transactions, and the difference between the amount of dividends, interest and foreign withholding taxes recorded on the Portfolios’ accounting records and the U.S. dollar equivalent amounts actually received or paid. Net change in unrealized appreciation (depreciation) on foreign currency translations reflects the impact of changes in exchange rates on the value of assets and liabilities, other than investments in securities, during the period.

During the period ended June 30, 2026, Global Listed Infrastructure traded in forward currency contracts.

Semi-Annual Financial Statements  123

(d) Federal Income Taxes—The Fund’s policy is for each Portfolio to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), and to distribute all of its taxable income, including any net realized capital gains, to shareholders. Therefore, no federal income tax provision is required.

At December 31, 2025, the following Portfolios had unused realized capital loss carryovers which, for federal income tax purposes, could be used to offset future realized capital gains with no expiration date as follows:

Portfolio	Short-Term	Long-Term
Developing Markets Equity	$(69,062,242)	$(50,199,027)
Emerging Markets Equity	(126,264,088)	(562,419,952)
Global Listed Infrastructure	(68,793,757)	(16,157,808)
Global Small Cap Equity	(278,059)	—

During the year ended December 31, 2025, the following Portfolios utilized realized capital loss carryovers from previous years as follows:

Portfolio	Amounts
Developing Markets Equity	$5,951,913
Emerging Markets Equity Advantage	7,878,013
Emerging Markets Equity	179,808,716
Global Small Cap Equity	2,355,587
International Equity Select	1,396,914

Post-October capital losses or certain late-year ordinary losses, as defined by the Code, within the taxable year may be deferred and treated as occurring on the first day of the following tax year. For the tax year ended December 31, 2025, the Portfolios had no such losses to defer.

124  Semi-Annual Financial Statements

For federal income tax purposes, the aggregate cost, aggregate gross unrealized appreciation, aggregate gross unrealized depreciation and the net unrealized appreciation (depreciation) were as follows:

Portfolio	Aggregate Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Developing Markets Equity	$60,629,464	$73,943,138	$5,121,822	$68,821,316
Emerging Markets Equity Advantage	707,607,812	251,746,593	48,363,797	203,382,796
Emerging Markets Equity	6,908,568,354	2,752,925,252	449,786,824	2,303,138,428
Equity Franchise	42,138,700	888,516	6,430,581	(5,542,065)
Global Listed Infrastructure	10,356,897,443	2,667,199,985	673,469,340	1,993,730,645
Global Small Cap Equity	18,896,879	2,594,204	638,888	1,955,316
International Equity	1,008,926,171	314,109,821	42,058,322	272,051,499
International Equity Select	40,800,276	18,227,697	2,023,225	16,204,472
International Quality Growth	538,153,506	55,315,437	77,919,354	(22,603,917)
International Strategic Equity	1,076,567,581	441,914,736	29,818,180	412,096,556
US Equity Focus	49,354,688	28,825,832	1,145,101	27,680,731
US Small Cap Equity Select	30,344,808	9,594,976	1,972,093	7,622,883

Management has analyzed the Portfolios’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on tax returns filed for any open tax years (or expected to be taken on future tax returns). Open tax years are those that remain subject to examination and are based on each tax jurisdiction’s statute of limitations. Each Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

Semi-Annual Financial Statements  125

(e) Dividends and Distributions—For each Portfolio, income dividends are declared and paid annually, except that Global Listed Infrastructure’s dividends from net investment income (if any), will be declared and paid quarterly. During any particular year, net realized gains from investment transactions in excess of available capital loss carryforwards would be taxable to the Portfolios, if not distributed. The Portfolios intend to declare and distribute these amounts, at least annually, to shareholders, but may be distributed more frequently. Differences in per share distributions, by class, are generally due to differences in class specific expenses.

Emerging Markets Equity Advantage, Emerging Markets Equity, Equity Franchise, Global Small Cap Equity, International Equity and US Small Cap Equity Select, intend, on their 2025 tax returns, to elect to treat as a distribution of investment company taxable income and net capital gain the portion of redemption proceeds paid to redeeming shareholders that represents the redeeming shareholders’ portion of the Portfolios’ undistributed investment company taxable income and net capital gain. This practice, which involves the use of equalization accounting, will have the effect of reducing the amount of income and gains that the Portfolios would otherwise be required to distribute as dividends to shareholders in order for the Portfolios to avoid federal income and excise taxes. This practice reduces the amount of distributions required to be made to non-redeeming shareholders and defers the recognition of taxable income by such shareholders. However, since the amount of any undistributed income will be reflected in the value of the Portfolios’ shares, the total return on a shareholder’s investment is not affected by the Portfolios’ use of equalization.

Real estate investment trust (“REIT”) distributions received by a Portfolio are generally comprised of ordinary income, long-term capital gains and a return of REIT capital. However, as the actual character of such distributions received are not known until after the calendar year end, distributions made by a Portfolio during

126  Semi-Annual Financial Statements

the year are subject to re-characterization that may result in some portion of the distributions being reclassified as a return of capital distribution to Portfolio shareholders.

Income and capital gains distributions are determined in accordance with federal income tax regulations which may differ from GAAP. These book/tax differences, which may result in distribution reclassifications, are primarily due to differing treatments of foreign currency gains and losses, wash sales, merger activity, passive foreign investment companies, expiring capital loss carryovers, forward currency mark to market, net operating loss, certain expenses, foreign capital gains taxes, non- deductible organization expenses, REIT basis adjustments, distribution in excess of current earnings, equalization accounting (as described above), non-REIT non-taxable dividend adjustment to income, distributions redesignations, return of capital distributions, receivable from tax reclaim and distributions from real estate investment trusts and partnerships. The book/tax differences relating to shareholder distributions may result in reclassifications among certain capital accounts.

(f) Offering and Organizational Costs—Costs incurred by the Fund in connection with the offering of shares of a new Portfolio or share class of a Portfolio are deferred and amortized on a straight line basis over a twelve-month period from the date of commencement of operations of the Portfolio or share class. The Investment Manager will generally pay for any offering costs incurred by a new Portfolio and be reimbursed by that Portfolio within the amortization period. Organizational costs are expensed as incurred.

(g) Allocation of Expenses—Expenses common to the Fund, Lazard Active ETF Trust, Lazard Retirement Series, Inc., and Lazard Global Total Return and Income Fund, Inc. (each a “Lazard Fund” and collectively, the “Lazard Fund”), each a registered management investment company advised by the Investment Manager, not directly chargeable to one or more specific Lazard Funds (or a series thereof, as applicable) are allocated to the

Semi-Annual Financial Statements  127

Fund and among its Portfolios primarily on the basis of relative net assets. Expenses of the Fund not directly chargeable to one or more Portfolios are similarly allocated among the Portfolios primarily on the basis of relative net assets. The Portfolios accrue distribution and service (12b-1) fees to Open Shares. Each Portfolio’s income, expenses (other than class specific expenses) and realized and unrealized gains and losses are allocated proportionally each day between its classes  based upon the relative net assets of each class.

(h) Estimates—The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets resulting from operations during the reporting period. Actual results could differ from those estimates.

(i) Net Asset Value—The NAV per share for each class of each Portfolio is determined each day the NYSE is open for trading as of the close of regular trading on the NYSE (generally 4:00 p.m. Eastern time). The Fund will not treat an intraday unscheduled disruption in NYSE trading as a closure of the NYSE, and will price its shares as of 4:00 p.m., if the particular disruption directly affects only the NYSE. The NAV per share of a class is determined by dividing the value of the total assets of the Portfolio represented by such class, less all liabilities of such class, by the total number of Portfolio shares of such class outstanding.

3. Investment Management, Administration, Custody, Distribution and Transfer Agency Agreements

The Fund, on behalf of the Portfolios, has entered into an investment management agreement (the “Management Agreement”) with the Investment Manager. Pursuant to the Management Agreement, the Investment Manager manages the investment operations and the assets of each Portfolio, including the purchase, retention and disposition thereof, in accordance with

128  Semi-Annual Financial Statements

the Portfolio’s investment objectives, policies, and restrictions, and provides the Portfolios with administrative, operational and compliance assistance services. For its services provided to the Portfolios, the Investment Manager earns a management fee, accrued daily as a percentage of each Portfolio’s average daily net assets and payable by each Portfolio monthly, at the annual rate set forth below:

Portfolio	Annual Rate
Developing Markets Equity	1.00%
Emerging Markets Equity Advantage	0.75
Emerging Markets Equity	1.00
Equity Franchise	0.80
Global Listed Infrastructure	0.90
Global Small Cap Equity	0.75
International Equity	0.75
International Equity Select	0.65
International Quality Growth	0.75
International Strategic Equity	0.75
US Equity Focus	0.55
US Small Cap Equity Select	0.75

The Investment Manager has voluntarily agreed to waive its fees and, if necessary, reimburse each Portfolio until May 1, 2027 (or such other date as indicated below) if the aggregate direct expenses of a Portfolio, exclusive of taxes, brokerage, interest on borrowings,  fees and expenses of “Acquired Funds” (as defined in Form N-1A), fees and expenses related to filing foreign tax reclaims and extraordinary expenses, exceed an applicable percentage of the value of the Portfolio’s average daily net assets set forth opposite the Portfolio’s name in the table below. The Fund, on behalf of the Portfolio, may deduct from the payment to be made to the Investment Manager under the Management Agreement, or the Investment Manager will bear, such excess expenses.

Semi-Annual Financial Statements  129

Portfolio	Institutional Shares	Open Shares	R6 Shares
Developing Markets Equity	1.10%	1.35%	N/A	%
Emerging Markets Equity Advantage	0.90	1.15	0.85
Emerging Markets Equity	1.15	1.40	1.10
Equity Franchise	0.95	1.20	N/A
Global Listed Infrastructure (a)	1.20	1.45	N/A
Global Small Cap Equity	1.03	1.28	N/A
International Equity	0.85	1.10	0.80
International Equity Select (b)	1.15	1.40	N/A
International Quality Growth (c)	0.85	1.10	0.80
International Strategic Equity	1.00	1.25	0.95
US Equity Focus	0.70	0.95	0.70
US Small Cap Equity Select	0.95	1.20	0.90

(a)	This agreement will continue in effect until May 1, 2036.

(b)	This agreement will continue in effect until May 1, 2027, and from May 1, 2027 until May 1, 2036, at levels of 1.15%, 1.40% and 1.10% of the average daily net assets of the Portfolio’s Institutional Shares, Open Shares and R6 Shares, respectively.

(c)	This agreement will continue in effect until May 1, 2036 for Open Shares.

In addition, until May 1, 2027, to the extent the “Total Annual Fund Operating Expenses” (as used in Form N-1A) of the R6 Shares of a Portfolio exceed the Total Annual Fund Operating Expenses of the Portfolio’s Institutional Shares (in each case, not including management fees, custodial fees or other expenses related to the management of the Portfolio’s assets), the Investment Manager will bear the expenses of the R6 Shares in the amount of such excess.

Additionally, each Portfolio may invest in other investment companies managed by the Investment Manager. The Portfolio deducts any fees charged by such investment company from the payment to be made to the Investment Manager under the Management Agreement.

130  Semi-Annual Financial Statements

During the period ended June 30, 2026, the Investment Manager waived its management fees and reimbursed the following Portfolios for other expenses as follows:

	Institutional Shares		Open Shares
Portfolio	Management Fees Waived	Expenses Reimbursed	Management Fees Waived	Expenses Reimbursed
Developing Markets Equity	$56,894	$—	$7,416	$—
Emerging Markets Equity Advantage	7,646	—	2,072	—
Emerging Markets Equity	274,787	—	15,397	—
Equity Franchise	47,836	—	172	3,237
Global Listed Infrastructure	476,008	—	12,857	—
Global Small Cap Equity	30,315	4,627	28,204	4,310
International Equity	23,950	—	1,796	—
International Equity Select	34,168	—	5,856	—
International Quality Growth	6,199	—	2,903	—
International Strategic Equity	14,233	—	2,050	—
US Equity Focus	30,337	—	2,941	1,021
US Small Cap Equity Select	50,910	—	14,696	—

	R6 Shares
Portfolio	Management Fees Waived	Expenses Reimbursed
Emerging Markets Equity Advantage	$9,091	$—
Emerging Markets Equity	6,619	—
International Equity	11,687	—
International Quality Growth	9,062	—
International Strategic Equity	4,707	—
US Equity Focus	17,956	—
US Small Cap Equity Select	2,689	3,339

The aforementioned waivers and/or reimbursements are not subject to recoupment by the Investment Manager.

State Street Bank and Trust Company (“State Street”) serves as the Fund’s custodian and provides the Fund with certain administrative services.

Semi-Annual Financial Statements  131

The Fund has a distribution agreement with Lazard Asset Management Securities LLC (the “Distributor”), a wholly-owned subsidiary of the Investment Manager, to serve as the distributor for shares of each Portfolio. The Distributor bears, among other expenses, the cost of preparing and distributing materials used by the Distributor in connection with its offering Portfolio shares and other advertising and promotional expenses.

Under a distribution and servicing plan adopted pursuant to Rule 12b-1 under the 1940 Act, each Portfolio pays a monthly fee to the Distributor, at an annual rate of 0.25% of the average daily net assets of its Open Shares, for certain distribution activities and providing services to holders of the Portfolio’s Open Shares. The Distributor may make payments to third parties such as financial institutions, securities dealers and other industry professionals in respect of these services.

SS&C GIDS is the Fund’s transfer agent and dividend disbursing agent.

4. Directors’ Compensation

The Statements of Operations show the fees and expenses paid by each Portfolio to the Independent Directors of the Fund (an “Independent Director” is a Director who is not an “interested person” (as defined in the 1940 Act)). Certain Directors of the Fund are officers of the Investment Manager, and such “interested persons” of the Fund are not compensated by the Portfolios. Directors do not receive benefits from the Fund pursuant to any pension, retirement or similar arrangement.

132  Semi-Annual Financial Statements

5. Securities Transactions and Transactions with Affiliates

Purchases and sales of portfolio securities (excluding short-term investments) for the period ended June 30, 2026 were as follows:

Portfolio	Purchases	Sales
Developing Markets Equity	$24,356,412	$31,084,357
Emerging Markets Equity Advantage	425,029,657	387,351,031
Emerging Markets Equity	2,463,518,312	1,429,894,603
Equity Franchise	24,296,642	22,058,654
Global Listed Infrastructure	2,177,169,429	2,165,246,946
Global Small Cap Equity	16,844,498	13,048,541
International Equity	433,450,625	449,200,738
International Equity Select	18,481,186	24,474,486
International Quality Growth	80,132,977	86,161,964
International Strategic Equity	628,196,942	765,896,532
US Equity Focus	17,752,821	27,258,500
US Small Cap Equity Select	19,106,630	22,252,324

The Portfolio may make payment for shares redeemed wholly or in part by distributing portfolio securities to shareholders. During the period ended June 30, 2026, Global Listed Infrastructure had redemptions in-kind with total proceeds in the amount of $166,793,866. The net realized gain on these redemptions in-kind amounted to $32,225,718, which will not be realized for tax purposes.

For the period ended June 30, 2026, the Portfolios did not engage in any cross-trades in accordance with Rule 17a-7 under the 1940 Act, and no brokerage commissions were paid to affiliates of the Investment Manager or other affiliates of the Fund for portfolio transactions executed on behalf of the Fund.

Semi-Annual Financial Statements  133

A summary of the Fund’s transactions in Lazard mutual funds for the period ended June 30, 2026 is as follows:

Issuer	Values at December 31, 2025	Purchase cost	Sales proceeds	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Dividend income	Shares at June 30, 2026		Values at June 30, 2026
Developing Markets Equity
Lazard Government Money Market Portfolio	$561,282	$23,930,702	$(23,445,833)	$—	$—	$20,731	1,046,151		$1,046,151
Emerging Markets Equity Advantage
Lazard Government Money Market Portfolio	$8,101,245	$188,841,194	$(184,745,083)	$—	$—	$220,651	12,197,356		$12,197,356
Emerging Markets Equity
Lazard Government Money Market Portfolio	$251,512,670	$1,211,353,399	$(1,069,405,294)	$—	$—	$6,829,170	393,460,775		$393,460,775
Equity Franchise
Lazard Government Money Market Portfolio	$821,443	$14,532,816	$(14,875,564)	$—	$—	$19,116	478,695		$478,695
Global Listed Infrastructure
Lazard Government Money Market Portfolio	$376,051,336	$1,689,945,682	$(925,866,006)	$—	$—	$11,464,056	1,140,131,012		$1,140,131,012
Global Small Cap Equity
Lazard Government Money Market Portfolio	$127,097	$5,455,916	$(5,213,151)	$—	$—	$3,872	369,862		$369,862
International Equity
Lazard Government Money Market Portfolio	$24,331,939	$264,843,213	$(232,593,223)	$—	$—	$646,923	56,581,929		$56,581,929
International Equity Select
Lazard Government Money Market Portfolio	$747,099	$11,877,173	$(12,494,089)	$—	$—	$15,738	130,183	$	130,183
International Quality Growth
Lazard Government Money Market Portfolio	$12,839,270	$53,811,463	$(66,650,733)	$—	$—	$156,718	—		$—

134   Semi-Annual Financial Statements

Issuer	Values at December 31, 2025	Purchase cost	Sales proceeds	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Dividend income	Shares at June 30, 2026	Values at June 30, 2026
International Strategic Equity
Lazard Government Money Market Portfolio	$76,926,151	$329,419,815	$(399,682,699)	$—	$—	$362,163	6,663,267	$6,663,267
US Equity Focus
Lazard Government Money Market Portfolio	$2,244,274	$14,996,316	$(14,797,352)	$—	$—	$46,535	2,443,238	$2,443,238
US Small Cap Equity Select
Lazard Government Money Market Portfolio	$186,322	$8,581,553	$(8,531,431)	$—	$—	$7,633	236,444	$236,444

Holdings of 5% Voting Securities of Portfolio Companies

The 1940 Act defines “affiliated persons” to include a portfolio company in which a Portfolio owns 5% or more of the outstanding voting securities. Investments in “affiliated persons” for the Global Listed Infrastructure Portfolio for the period ended June 30, 2026 were as follows:

Issuer	Values at December 31, 2025	Purchase cost	Sales proceeds	Realized gain (loss)
Global Listed Infrastructure
Pennon Group PLC	$188,298,785	$—	$(2,993,436)	$(1,923,825)
SES SA	136,697,465	—	(1,702,653)	(4,898,028)
Total Securities	$324,996,250	$—	$(4,696,089)	$(6,821,853)

Issuer	Change in unrealized appreciation (depreciation)	Dividend Income	Shares at June 30, 2026	Values at June 30, 2026
Pennon Group PLC	$(21,876,973)	$3,392,145	26,171,258	$161,504,551
SES SA	41,026,362	5,236,438	20,899,917	171,123,146
Total Securities	$19,149,389	$8,628,583	47,071,175	$332,627,697

Semi-Annual Financial Statements 135

6. Line of Credit

The Fund and the Lazard Active ETF Trust had a $100 million committed line of credit (the “Line of Credit”) with State Street, primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Interest on borrowings is payable at 1.00% plus the “Applicable Rate,” which is the higher of (a) the Federal Funds Rate plus 10 basis points and (b) the Overnight Bank Funding Rate (OBFR) plus 10 basis points, on an annualized basis. Under the terms of the Line of Credit, the Fund has agreed to pay a 0.20% per annum fee on the unused portion of the commitment, payable quarterly in arrears. The Fund has also agreed to pay an upfront fee of 0.05% of the committed line amount. Costs for the unused portion of the commitment and the upfront fee are allocated among the Funds and among their Portfolios primarily on the basis of relative net assets. During the period ended June 30, 2026, the following Portfolios had borrowings under the Line of Credit as follows:

Portfolio	Average Daily Loan Balance*	Maximum Daily Loan Outstanding	Weighted Average Interest Rate	Number of Days Borrowings were Outstanding
Developing Markets Equity	$429,955	$488,388	4.72%	4
Emerging Markets Equity Advantage	8,333,505	13,964,923	4.73	6
Equity Franchise	136,962	169,040	4.74	6
Global Small Cap Equity	28,617	55,438	4.72	2
International Equity Select	546,564	1,306,295	4.74	6
International Quality Growth	2,254,203	7,390,089	4.73	15
International Strategic Equity	10,107,244	22,283,409	4.74	11
US Small Cap Equity Select	65,199	65,199	4.75	3

*	For days borrowings were outstanding.

Management believes that the fair value of the liabilities under the Line of Credit is equivalent to the recorded amount based on its short-term maturity and interest rate, which fluctuates with the Applicable Rate. A Portfolio’s outstanding balance under the Line of Credit, if any, would be categorized as Level 2.

136  Semi-Annual Financial Statements

7. Investment Risks

Not all risks described below apply to all Portfolios, or may not apply to the same degree for one or more Portfolios compared to one or more other Portfolios. In addition, not all risks applicable to an investment in a Portfolio are described below. Please see the current summary prospectus for the relevant Portfolio(s) or a current Portfolio prospectus for further information regarding a Portfolio’s investment strategy and related risks.

(a) Market Risk—A Portfolio may incur losses due to declines in one or more markets in which it invests. These declines may be the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s). To the extent that such developments impact specific industries, market sectors, countries or geographic regions, a Portfolio’s investments in such industries, market sectors, countries and/or geographic regions can be expected to be particularly affected, especially if such investments are a significant portion of its investment portfolio. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect a Portfolio. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers worldwide. As a result, local, regional or global events such as war or military conflict, acts of terrorism, the spread of infectious illness or other public health issues, social unrest, natural disasters, extreme weather, other geological events, man-made disasters, supply chain disruptions, market manipulations, deflation, inflation, government defaults, government shutdowns, the imposition of sanctions or other similar measures, recessions or other events could have a significant negative impact on global economic and market conditions. For example, a public health or other emergency and aggressive responses taken by many governments or voluntarily imposed by private parties, including closing borders, restricting travel and imposing prolonged quarantines or similar restrictions, as well as the closure of, or operational changes to, many retail and other businesses, may have severe negative impacts on markets worldwide. Additionally,

Semi-Annual Financial Statements  137

general market conditions may affect the value of a Portfolio’s securities, including changes in interest rates, currency rates or monetary policies. Furthermore, the imposition of tariffs, trade restrictions, currency restrictions or similar actions (or retaliatory measures taken in response to such actions), or the threat or potential of one or more such events and developments, could lead to price volatility and overall declines in the U.S. and global investment markets.

(b) Non-U.S. Securities Risk—A Portfolio’s performance will be influenced by political, social and economic factors affecting the non-U.S. countries and companies in which the Portfolio invests. Non-U.S. securities carry special risks, such as less developed or less efficient trading markets, political instability, a lack of company information, differing auditing and legal standards, and, potentially, less liquidity. Non-U.S. securities may also subject the Portfolio’s investments to changes in currency rates, which can make the return on an investment increase or decrease, unrelated to the quality or performance of the investment itself. Non-U.S. securities may be subject to economic sanctions or other governmental actions or developments, exchange controls (including repatriation restrictions), confiscations, trade restrictions (including tariffs) or problems related to share registration, trade settlement or asset custody, which could, among other things, effectively restrict or eliminate the Portfolio’s ability to purchase or sell certain foreign securities. To the extent the Portfolio holds securities subject to such actions, the securities may become difficult to value and/or less liquid (or illiquid). In some cases, the securities may become worthless. In addition, as a result of trade restrictions (including tariffs) and other similar governmental actions or developments, the Portfolio may be forced to sell or otherwise dispose of foreign investments at inopportune times or prices.

(c) Emerging Market Risk—Emerging market countries generally have economic structures that are less diverse and mature, and political systems that are less stable, than those of developed countries. The economies of countries with emerging markets may be based predominantly on only a few industries, may be

138  Semi-Annual Financial Statements

highly vulnerable to changes in local or global trade conditions, and may suffer from limited reliable access to capital, extreme debt burdens or volatile inflation rates. Further, investments in securities of issuers located in certain emerging countries involve the risk of loss resulting from problems in share registration, settlement or custody, substantial economic, political and social disruptions and the threat or imposition of sanctions or exchange controls (including repatriation restrictions). The securities markets of emerging market countries may be subject to manipulation and have historically been extremely volatile and less liquid than more developed markets, thus, a Portfolio may be unable to liquidate its positions in such securities at a favorable time or price. These market conditions may continue or worsen. Investments in these countries may be subject to political, economic, legal, market and currency risks. Significant devaluation of emerging market currencies against the U.S. dollar may occur subsequent to acquisition of investments denominated in emerging market currencies. Emerging market countries may also be more susceptible to fraud, corruption, and money laundering, which may result in negative commercial consequences in relation to the value, liquidity and tradability of investments in or related to those regions.

(d) Foreign Currency Risk—Investments denominated in currencies other than U.S. dollars may experience a decline in value, in U.S. dollar terms, due solely to fluctuations in currency exchange rates. A Portfolio’s investments denominated in such currencies (particularly currencies of emerging markets countries), as well as any investments in currencies themselves, could be adversely affected by delays in, or a refusal to grant, repatriation of funds or conversion of currencies. Irrespective of any foreign currency exposure hedging, a Portfolio may experience a decline in the value of its portfolio securities, in U.S. dollar terms, due solely to fluctuations in currency exchange rates. Except as specifically stated for a Portfolio, the Investment Manager generally does not intend to utilize foreign currency contracts for the purpose of generating investment returns.

Semi-Annual Financial Statements  139

(e) Forward Currency Contracts and Currency Hedging Risk—Forward currency contracts, including those entered into for hedging purposes (i.e., seeking to protect Portfolio investments), may increase volatility, reduce returns, limit gains or magnify losses, perhaps substantially, particularly since forward currency contracts, like most derivative instruments, have a leverage component that provides investment exposure in excess of the amount invested. Forward currency contracts are subject to the risks of the creditworthiness of and default by the counterparty and consequently may lose all or a portion of their value due solely to the creditworthiness of or default by the counterparty. Forward currency contracts also may be illiquid. Changes in liquidity may result in significant, rapid and unpredictable changes in the value of such contracts. Forward currency contracts are subject to many of the risks of, and can be highly sensitive to changes in the value of, the related currencies. As such, a small investment could have a potentially large impact on a Portfolio’s performance. Forward currency contracts incur costs, which reduce returns, and costs of engaging in such transactions may outweigh any gains or any losses averted from hedging activities. Successful use of forward currency contracts, whether for hedging or for other investment purposes, is subject to the Investment Manager’s ability to accurately predict movements in currency exchange rates and, for hedging transactions, there may be imperfect correlations between movements in exchange rates that could cause a Portfolio to incur significant losses. Use of forward currency contracts, even if entered into for hedging purposes, may cause a Portfolio to experience losses greater than if the Portfolio had not engaged in such transactions.

(f) Country Risk—When a significant portion of a Portfolio’s assets is invested in a particular country, a Portfolio would be expected to be affected by political, regulatory, market, economic and social developments affecting that country.

(g) Sector Risk—When a significant portion of a Portfolio’s assets is invested in a particular market sector, a Portfolio would be expected to be affected by developments in that sector.

140  Semi-Annual Financial Statements

(h) Franchise Companies Risk—Changes in the worldwide economy, consumer spending, competition, demographics and consumer preferences, government regulation and economic conditions may adversely affect franchise companies individually or across an industry and may negatively impact a Portfolio to a greater extent than if the Portfolio’s assets were invested more broadly in a number of types of companies.

(i) Infrastructure Companies Risk—Securities and instruments of infrastructure companies, which consist of utilities, pipelines, toll roads, airports, railroads, ports, telecommunications and other infrastructure companies, are more susceptible to adverse economic or regulatory occurrences affecting their industries. Infrastructure companies may be subject to a variety of factors that may adversely affect their business or operations, including high interest costs in connection with capital construction programs, high leverage, costs associated with environmental and other regulations, the effects of economic slowdown, surplus capacity, increased competition from other providers of services, uncertainties concerning the availability of fuel at reasonable prices, the effects of energy conservation policies and other factors. Infrastructure companies also may be affected by or subject to, among other factors, regulation by various government authorities, including rate regulation and service interruption due to environmental, operational or other mishaps.

(j) Other Equity Securities Risk—Investments in rights and warrants involve certain risks, including the possible lack of a liquid market for resale, price fluctuations and the failure of the price of the underlying security to reach a level at which the right or warrant can be prudently exercised, in which case the right or warrant may expire without being exercised and result in a loss of a Portfolio’s entire investment.

(k) Depositary Receipts Risk—ADRs and similar depositary receipts typically will be subject to certain of the risks associated with direct investments in the securities of non-U.S. companies, because their values depend on the performance of the underlying non-U.S. securities. However, currency fluctuations will impact

Semi-Annual Financial Statements  141

investments in depositary receipts differently than direct investments in non-U.S. dollar-denominated non-U.S. securities, because a depositary receipt will not appreciate in value solely as a result of appreciation in the currency in which the underlying non-U.S. dollar security is denominated.

(l) REIT Risk—REITs are subject to similar risks as an investment in a realty-related company. Consequently, investments in REITs could lead to investment results that may be significantly different from investments in the broader securities markets. The risks related to investments in realty-related companies include, but are not limited to: adverse changes in general economic and local market conditions; adverse developments in employment; changes in supply or demand for similar or competing properties; unfavorable changes in applicable taxes, governmental regulations and interest rates; operating or development expenses; and lack of available financing. Due to certain special considerations that apply to REITs, investments in REITs may carry additional risks not necessarily present in investments in other securities. REIT securities (including those trading on national exchanges) typically have trading volumes that are less than those of securities of other types of companies, which may affect a Portfolio’s ability to trade or liquidate those securities. An investment in a REIT may be adversely affected if the REIT fails to comply with applicable laws and regulations, including failing to qualify as a REIT under the Code. Failure to qualify with any of these requirements could jeopardize a company’s status as a REIT. A Portfolio generally will have no control over the operations and policies of a REIT, including qualification as a REIT.

(m) ETF Risk—Shares of exchange-traded funds (“ETFs”) may trade at prices that vary from their net asset values, sometimes significantly. The shares of ETFs may trade at prices at, below or above their net asset value. In addition, the performance of an ETF pursuing a passive index-based strategy may diverge from the performance of the index. A Portfolio’s investments in ETFs are subject to the risks of the ETF’s investments, as well as to the general risks of investing in ETFs. A Portfolio investing in ETFs will bear not only the Portfolio’s management fees and

142  Semi-Annual Financial Statements

operating expenses, but also the Portfolio’s proportional share of the management fees and operating expenses of the ETFs in which the Portfolio invests. Although Section 12 of the 1940 Act limits the amount of a Portfolio’s assets that may be invested in one or more ETFs, Rule 12d1-4 under the 1940 Act allows a Portfolio to acquire the securities of another investment company, including ETFs, in excess of the limitations imposed by Section 12, subject to certain limitations and conditions.

(n) Non-Diversification Risk and Focused Investing—The Portfolio’s net asset value may be more vulnerable to changes in the market value of a single issuer or group of issuers and may be relatively more susceptible to adverse effects from any single corporate, industry, economic, market, political or regulatory occurrence than if the Portfolio’s investments consisted of securities issued by a larger number of issuers.

(o) Quantitative Model Risk—The success of certain Portfolios’ investment strategy depends largely upon the effectiveness of the Investment Manager’s quantitative model. A quantitative model, such as the risk and other models used by the Investment Manager for certain Portfolios requires adherence to a systematic, disciplined process. The Investment Manager’s ability to monitor and, if necessary, adjust its quantitative model could be adversely affected by various factors including incorrect or outdated market and other data inputs. Factors that affect a security’s value can change over time, and these changes may not be reflected in the quantitative model. In addition, factors used in quantitative analysis and the weight placed on those factors may not be predictive of a security’s value.

(p) Cybersecurity Risk—The Portfolios and their service providers are susceptible to operational and information security and related risks of cybersecurity incidents. Cybersecurity attacks include, but are not limited to, gaining unauthorized access to digital systems (e.g., through “hacking” or malicious software coding) for purposes of misappropriating assets or sensitive information, corrupting data or causing operational disruption. Geopolitical tensions may increase the scale and sophistication of deliberate

Semi-Annual Financial Statements  143

attacks, particularly those from nation-states or from entities with nation-state backing. Cybersecurity incidents affecting the Investment Manager, transfer agent or custodian or other service providers such as financial intermediaries have the ability to cause disruptions and impact business operations, potentially resulting in financial losses, including by impediments to a Portfolio’s investment trading; the inability of Portfolio shareholders to purchase and redeem Portfolio shares; interference with a Portfolio’s ability to calculate its NAV; violations of applicable privacy, data security or other laws; regulatory fines and penalties; reputational damage; reimbursement or other compensation or remediation costs; legal fees; or additional compliance costs. Similar adverse consequences could result from cybersecurity incidents affecting issuers of securities in which a Portfolio invests; counterparties with which a Portfolio engages in transactions; governmental and other regulatory authorities, exchange and other financial market operators; and banks, brokers, dealers, insurance companies and other financial institutions and other parties. There are inherent limitations in any cybersecurity risk management systems or business continuity plans, including the possibility that certain risks have not been identified.

8. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnification provisions. A Portfolio’s maximum exposure under these arrangements is unknown. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

9. Fair Value Measurements

Fair value is defined as the price that a Portfolio would receive to sell an asset, or would pay to transfer a liability, in an orderly transaction between market participants at the date of measurement. The Fair Value Measurements and Disclosures provisions of GAAP also establish a framework for measuring fair value, and a three-level hierarchy for fair value measurement that is based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer, broadly, to the assumptions that market participants would

144  Semi-Annual Financial Statements

use in pricing the asset or liability. Observable inputs reflect the assumptions that market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability, developed based on the best information available in the circumstances. The fair value measurement level within the fair value hierarchy for the assets and liabilities of the Fund is based on the lowest level of any input that is significant to the overall fair value measurement. The three-level hierarchy of inputs is summarized below:

●	Level 1 – unadjusted quoted prices in active markets for identical assets and liabilities
●	Level 2 – other significant observable inputs (including unadjusted quoted prices for similar assets and liabilities, interest rates, prepayment speeds, credit risk, etc.)
●	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of assets and liabilities)

Changes in valuation methodology or inputs may result in transfers into or out of the current assigned level within the hierarchy. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in these securities.

Semi-Annual Financial Statements  145

The following table summarizes the valuation of the Portfolios’ assets and liabilities by each fair value hierarchy level as of June 30, 2026:

Description	Unadjusted Quoted Prices in Active Markets for Identical Assets and Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Balance as of June 30, 2026
Developing Markets Equity Portfolio
Common Stocks*
Brazil	$5,249,098	$—	$—	$5,249,098
Canada	1,141,183	—	—	1,141,183
China	—	25,782,546	—	25,782,546
Czech Republic	—	539,894	—	539,894
Greece	—	1,307,066	—	1,307,066
India	2,797,178	4,349,050	—	7,146,228
Indonesia	—	1,339,273	—	1,339,273
Mexico	3,321,467	—	—	3,321,467
Peru	2,226,060	—	—	2,226,060
Philippines	—	2,200,094	—	2,200,094
Poland	—	3,344,394	—	3,344,394
Portugal	—	657,005	—	657,005
South Africa	—	4,548,794	—	4,548,794
South Korea	—	32,980,131	—	32,980,131
Taiwan	—	31,959,711	—	31,959,711
Turkey	—	2,614,328	—	2,614,328
United States	2,047,357	—	—	2,047,357
Short-Term Investments	1,046,151	—	—	1,046,151
Total	$17,828,494	$111,622,286	$—	$129,450,780

146  Semi-Annual Financial Statements

Description	Unadjusted Quoted Prices in Active Markets for Identical Assets and Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Balance as of June 30, 2026
Emerging Markets Equity Advantage Portfolio
Common Stocks*
Australia	$4,330,770	$—	$—	$4,330,770
Brazil	7,270,611	—	—	7,270,611
Chile	1,108,062	—	—	1,108,062
China	14,483,418	155,239,087	1,514,770	171,237,275
Egypt	3,130,661	—	—	3,130,661
Greece	—	5,810,404	—	5,810,404
Hong Kong	—	1,255,210	—	1,255,210
Hungary	—	6,194,538	—	6,194,538
India	5,136,527	91,938,774	—	97,075,301
Indonesia	—	5,814,578	—	5,814,578
Kuwait	—	605,193	—	605,193
Malaysia	—	11,954,315	—	11,954,315
Mexico	10,854,284	—	—	10,854,284
Peru	5,922,598	—	—	5,922,598
Philippines	—	7,185,837	—	7,185,837
Poland	—	8,448,915	—	8,448,915
Russia	—	—	—	—
Saudi Arabia	—	22,822,459	—	22,822,459
South Africa	8,295,680	5,699,787	—	13,995,467
South Korea	80,844,610	138,813,150	—	219,657,760
Taiwan	2,556,308	244,895,149	—	247,451,457
Thailand	4,531,508	9,031,864	—	13,563,372
Turkey	—	3,732,214	—	3,732,214
United Arab Emirates	—	12,307,792	—	12,307,792
United States	4,194,758	—	—	4,194,758
Preferred Stocks*	12,869,421	—	—	12,869,421
Short-Term Investments	12,197,356	—	—	12,197,356
Total	$177,726,572	$731,749,266	$1,514,770	$910,990,608

Semi-Annual Financial Statements  147

Description	Unadjusted Quoted Prices in Active Markets for Identical Assets and Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Balance as of June 30, 2026
Emerging Markets Equity Portfolio
Common Stocks*
Argentina	$80,142,689	$—	$—	$80,142,689
Brazil	1,000,613,625	—	—	1,000,613,625
China	—	1,942,205,735	—	1,942,205,735
Czech Republic	—	47,057,537	—	47,057,537
Egypt	47,198,292	33,512,207	—	80,710,499
France	—	80,911,796	—	80,911,796
Greece	—	176,233,898	—	176,233,898
Hungary	—	277,503,928	—	277,503,928
India	95,747,958	433,731,638	—	529,479,596
Indonesia	81,571,806	229,757,535	—	311,329,341
Mexico	492,396,127	—	—	492,396,127
Peru	113,582,049	—	—	113,582,049
Philippines	—	78,204,727	—	78,204,727
Russia	—	—	14	14
South Africa	—	604,153,001	—	604,153,001
South Korea	—	1,153,494,963	—	1,153,494,963
Taiwan	—	1,537,883,842	—	1,537,883,842
Thailand	—	94,894,206	—	94,894,206
Turkey	—	81,349,185	—	81,349,185
United Kingdom	—	80,080,008	—	80,080,008
United States	56,019,241	—	—	56,019,241
Short-Term Investments	393,460,775	—	—	393,460,775
Total	$2,360,732,562	$6,850,974,206	$14	$9,211,706,782

148  Semi-Annual Financial Statements

Description	Unadjusted Quoted Prices in Active Markets for Identical Assets and Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Balance as of June 30, 2026
Equity Franchise Portfolio
Common Stocks*
Australia	$—	$1,107,792	$—	$1,107,792
Denmark	—	1,079,961	—	1,079,961
France	—	3,083,020	—	3,083,020
Germany	—	1,904,618	—	1,904,618
Ireland	—	364,224	—	364,224
Italy	—	2,323,307	—	2,323,307
Luxembourg	—	916,405	—	916,405
United Kingdom	—	4,416,309	—	4,416,309
United States	18,590,724	1,114,622	—	19,705,346
Preferred Stocks*	—	1,216,958	—	1,216,958
Short-Term Investments	478,695	—	—	478,695
Total	$19,069,419	$17,527,216	$—	$36,596,635

Semi-Annual Financial Statements  149

Description	Unadjusted Quoted Prices in Active Markets for Identical Assets and Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Balance as of June 30, 2026
Global Listed Infrastructure Portfolio
Assets:
Common Stocks*
Australia	$—	$469,709,381	$—	$469,709,381
Canada	255,397,743	—	—	255,397,743
France	—	1,084,409,376	—	1,084,409,376
Germany	—	181,701,715	—	181,701,715
Hong Kong	—	678,353,383	—	678,353,383
Italy	—	2,418,696,269	—	2,418,696,269
Luxembourg	—	171,123,146	—	171,123,146
New Zealand	—	60,975,159	—	60,975,159
Portugal	—	60,768,805	—	60,768,805
Spain	—	508,209,434	—	508,209,434
Switzerland	—	235,036,117	—	235,036,117
United Kingdom	—	2,240,548,025	—	2,240,548,025
United States	2,279,925,545	565,642,978	—	2,845,568,523
Short-Term Investments	1,140,131,012	—	—	1,140,131,012
Other Financial Instruments†
Forward Currency Contracts	—	119,172,492	—	119,172,492
Total	$3,675,454,300	$8,794,346,280	$—	$12,469,800,580
Other Financial Instruments†
Forward Currency Contracts	$—	$(38,079)	$—	$(38,079)

150  Semi-Annual Financial Statements

Description	Unadjusted Quoted Prices in Active Markets for Identical Assets and Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Balance as of June 30, 2026
Global Small Cap Equity Portfolio
Common Stocks*
Australia	$—	$176,497	$—	$176,497
Austria	—	348,871	—	348,871
Belgium	—	245,874	—	245,874
Canada	609,319	—	—	609,319
Cayman Islands	136,035	—	—	136,035
Finland	—	291,448	—	291,448
France	—	809,958	—	809,958
Germany	—	808,432	—	808,432
Greece	—	127,702	—	127,702
Israel	—	295,003	—	295,003
Italy	—	516,897	—	516,897
Japan	—	2,369,608	—	2,369,608
Mexico	322,385	—	—	322,385
Netherlands	237,288	—	—	237,288
Norway	—	272,511	—	272,511
Spain	—	200,688	—	200,688
Switzerland	—	170,948	—	170,948
Taiwan	—	190,325	—	190,325
United Kingdom	—	352,677	—	352,677
United States	11,816,825	183,042	—	11,999,867
Short-Term Investments	369,862	—	—	369,862
Total	$13,491,714	$7,360,481	$—	$20,852,195

Semi-Annual Financial Statements  151

Description	Unadjusted Quoted Prices in Active Markets for Identical Assets and Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Balance as of June 30, 2026
International Equity Portfolio
Common Stocks*
Australia	$—	$32,490,090	$—	$32,490,090
Belgium	—	12,254,481	—	12,254,481
Canada	9,140,398	—	—	9,140,398
China	—	20,239,661	—	20,239,661
France	—	178,192,972	—	178,192,972
Germany	—	96,225,825	—	96,225,825
Greece	—	22,814,731	—	22,814,731
Hong Kong	—	40,786,388	—	40,786,388
Italy	—	55,297,524	—	55,297,524
Japan	—	286,229,334	—	286,229,334
Mexico	11,663,518	—	—	11,663,518
Netherlands	—	44,308,544	—	44,308,544
South Africa	—	14,949,374	—	14,949,374
South Korea	—	36,196,667	—	36,196,667
Spain	—	28,583,660	—	28,583,660
Sweden	—	11,103,667	—	11,103,667
Switzerland	—	13,313,834	—	13,313,834
Taiwan	20,466,740	11,826,454	—	32,293,194
United Kingdom	—	194,914,678	—	194,914,678
United States	43,020,647	25,154,961	—	68,175,608
Preferred Stocks*	15,221,593	—	—	15,221,593
Short-Term Investments	56,581,929	—	—	56,581,929
Total	$156,094,825	$1,124,882,845	$—	$1,280,977,670

152  Semi-Annual Financial Statements

Description	Unadjusted Quoted Prices in Active Markets for Identical Assets and Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Balance as of June 30, 2026
International Equity Select Portfolio
Common Stocks*
Austria	$—	$719,797	$—	$719,797
Canada	1,342,460	—	—	1,342,460
China	—	2,504,962	—	2,504,962
Denmark	—	1,164,521	—	1,164,521
France	—	4,758,262	—	4,758,262
Germany	—	2,729,974	—	2,729,974
Greece	—	1,126,891	—	1,126,891
Hong Kong	—	1,989,877	—	1,989,877
India	726,534	661,228	—	1,387,762
Italy	—	1,755,516	—	1,755,516
Japan	—	8,835,444	—	8,835,444
Mexico	1,418,500	—	—	1,418,500
Netherlands	—	2,860,932	—	2,860,932
South Africa	—	1,147,492	—	1,147,492
South Korea	—	2,830,295	—	2,830,295
Spain	—	1,785,257	—	1,785,257
Sweden	—	409,562	—	409,562
Switzerland	—	1,968,635	—	1,968,635
Taiwan	—	5,024,790	—	5,024,790
United Kingdom	—	7,068,852	—	7,068,852
United States	1,011,648	2,022,476	—	3,034,124
Preferred Stocks*	1,010,660	—	—	1,010,660
Short-Term Investments	130,183	—	—	130,183
Total	$5,639,985	$51,364,763	$—	$57,004,748

Semi-Annual Financial Statements  153

Description	Unadjusted Quoted Prices in Active Markets for Identical Assets and Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Balance as of June 30, 2026
International Quality Growth Portfolio
Common Stocks*
Australia	$—	$12,008,497	$—	$12,008,497
Brazil	9,443,475	—	—	9,443,475
Canada	18,779,755	—	—	18,779,755
China	—	20,092,821	—	20,092,821
Denmark	—	26,554,472	—	26,554,472
France	—	37,146,881	—	37,146,881
Germany	—	29,834,691	—	29,834,691
Hong Kong	—	19,663,769	—	19,663,769
India	13,826,205	—	—	13,826,205
Israel	12,221,281	—	—	12,221,281
Japan	—	53,957,553	—	53,957,553
Netherlands	10,779,456	37,342,761	—	48,122,217
Norway	—	9,790,192	—	9,790,192
South Africa	—	8,399,428	—	8,399,428
Sweden	—	25,746,441	—	25,746,441
Switzerland	—	19,164,589	—	19,164,589
Taiwan	26,255,366	—	—	26,255,366
United Kingdom	—	69,675,781	—	69,675,781
United States	21,997,117	25,956,759	—	47,953,876
Preferred Stocks*	—	6,912,299	—	6,912,299
Total	$113,302,655	$402,246,934	$—	$515,549,589

154  Semi-Annual Financial Statements

Description	Unadjusted Quoted Prices in Active Markets for Identical Assets and Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Balance as of June 30, 2026
International Strategic Equity Portfolio
Common Stocks*
Canada	$37,842,022	$—	$—	$37,842,022
China	—	24,095,310	—	24,095,310
France	—	69,338,914	—	69,338,914
Germany	—	60,462,804	—	60,462,804
Greece	—	46,642,309	—	46,642,309
Hong Kong	—	40,270,198	—	40,270,198
India	—	34,921,857	—	34,921,857
Israel	—	67,195,976	—	67,195,976
Italy	—	57,182,535	—	57,182,535
Japan	—	375,476,810	—	375,476,810
Luxembourg	—	18,820,206	—	18,820,206
Mexico	21,745,985	—	—	21,745,985
Netherlands	32,756,493	77,753,202	—	110,509,695
South Africa	—	37,927,672	—	37,927,672
South Korea	—	13,726,727	—	13,726,727
Spain	—	40,177,917	—	40,177,917
Switzerland	—	75,242,274	—	75,242,274
Taiwan	—	45,026,078	—	45,026,078
United Kingdom	—	213,276,379	—	213,276,379
United States	24,788,155	48,656,400	—	73,444,555
Preferred Stocks*	—	18,674,647	—	18,674,647
Short-Term Investments	6,663,267	—	—	6,663,267
Total	$123,795,922	$1,364,868,215	$—	$1,488,664,137

Semi-Annual Financial Statements  155

Description	Unadjusted Quoted Prices in Active Markets for Identical Assets and Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Balance as of June 30, 2026
US Equity Focus Portfolio
Common Stocks*	$74,592,181	$—	$—	$74,592,181
Short-Term Investments	2,443,238	—	—	2,443,238
Total	$77,035,419	$—	$—	$77,035,419

US Small Cap Equity Select Portfolio
Common Stocks*	$37,731,247	$—	$—	$37,731,247
Short-Term Investments	236,444	—	—	236,444
Total	$37,967,691	$—	$—	$37,967,691

*	Portfolio holdings are disclosed on an individual basis in the Portfolios of Investments.
†	Other financial instruments are derivative instruments which are valued at their respective unrealized appreciation (depreciation).

Certain equity securities to which footnote (‡) in the Notes to Portfolios of Investments applies are included in Level 2 and were valued based on reference to similar securities that were trading on active markets.

An investment may be classified as a Level 3 investment if events (e.g., company announcements, market volatility, or natural disasters) occur that are expected to materially affect the value of the investment or if a price is not available through a pricing source in the Fund’s pricing matrix. In this case, the investment will be valued by the Valuation Sub-Committee, reflecting its fair market value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Valuation Sub-Committee include, but are not limited to, valuation techniques such as using theoretical ex-rights price models, applying a change in price from a market proxy to a halted security, or determining the intrinsic value of securities.

156  Semi-Annual Financial Statements

When determining the price for Fair Valued Investments, the Valuation Sub-Committee seeks to determine the price that each affected Portfolio might reasonably expect to receive or pay from the current sale or purchase of the Fair Valued Investment in an arm’s-length transaction. Any fair value determinations shall be based upon all available information and factors that the Valuation Sub-Committee deems relevant and consistent with the principles of fair value measurements.

10. Derivative Instruments

Global Listed Infrastructure uses forward currency contracts primarily for hedging purposes.

During the period ended June 30, 2026, the approximate average monthly notional exposure for derivative instruments was as follows:

Forward currency contracts:
Average amounts purchased	$462,200,000
Average amounts sold	$9,303,400,000

The following table summarizes the fair value of derivative instruments on the Statements of Assets and Liabilities as of June 30, 2026:

Assets – Derivative Financial Instruments		Total
Forward currency contracts	Unrealized appreciation on forward currency contracts	$119,172,492

Liabilities – Derivative Financial Instruments		Total
Forward currency contracts	Unrealized depreciation on forward currency contracts	$38,079

The effect of derivative instruments on the Statements of Operations for the period ended June 30, 2026 was:

Net Realized Gain (Loss) from:	Total
Forward currency contracts	$107,814,560

Net Change in Unrealized Appreciation (Depreciation) on:	Total
Forward currency contracts	$135,037,957

Semi-Annual Financial Statements  157

None of the other Portfolios traded in derivative instruments during the period ended June 30, 2026.

As of June 30, 2026, Global Listed Infrastructure held derivative instruments that are eligible for offset in its Statement of Assets and Liabilities and are subject to master netting arrangements. A master netting arrangement is an agreement between two counterparties who have multiple contracts with each other that provides for the net settlement of all contracts, as well as any cash collateral, through a single payment in the event of default on, or termination of, any one contract.

The required information for the affected Portfolio is presented in the below table, as of June 30, 2026:

Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities
Forward currency contracts	$119,172,492	$—	$119,172,492

	Net Amounts of Assets Presented in the Statement of Assets and Liabilities	Amounts Not Offset in the Statement of Assets and Liabilities		Net Amounts of Derivative Assets
Counterparty		Financial Instruments	Collateral Received
Bank of New York Mellon	$8,547,198	$—	$—	$8,547,198
BNP Paribas SA	12,350,014	—	—	12,350,014
Canadian Imperial Bank of Commerce	15,588,936	—	—	15,588,936
Citibank N.A.	21,490,345	—	—	21,490,345
HSBC Bank USA N.A.	21,331,170	—	—	21,331,170
Morgan Stanley & Co.	4,871,340	—	—	4,871,340
Royal Bank of Canada	16,138,386	—	—	16,138,386
Standard Chartered Bank	3,276,745	(38,079)	—	3,238,666
State Street Bank & Trust Co.	15,578,358	—	—	15,578,358
Total	$119,172,492	$(38,079)	$—	$119,134,413

158  Semi-Annual Financial Statements

Description	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Liabilities Presented In the Statement of Assets and Liabilities
Forward currency contracts	$38,079	$—	$38,079

	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities	Amounts Not Offset in the Statement of Assets and Liabilities		Net Amounts of Derivative Liabilities
Counterparty		Financial Instruments	Collateral Pledged
Standard Chartered Bank	$38,079	$(38,079)	$—	$—
Total	$38,079	$(38,079)	$—	$—

11. Segment Reporting

The Chief Operating Officer of the Investment Manager acts as the chief operating decision maker (“CODM”) for the Fund, which includes multiple portfolios with distinct investment objectives and investment strategies outlined in the prospectus. Each Portfolio operates as a single operating segment, the operating results are regularly reviewed by the CODM for resource allocation and performance assessment. The financial information provided to and reviewed by the CODM is presented within each segment’s financial statements.

12. Subsequent Events

Management has evaluated subsequent events potentially affecting the Portfolios through the issuance of the financial statements and has determined that there were no subsequent events that required adjustment or disclosure.

Semi-Annual Financial Statements  159

The Lazard Funds, Inc. Other Information (unaudited)

Proxy Voting

A description of the policies and procedures used to determine how proxies relating to portfolio securities are voted is available (1) without charge, upon request, by calling (800) 823-6300 or (2) on the Securities and Exchange Commission (the “SEC”) website at https://www.sec.gov.

The proxy voting record for the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling (800) 823-6300 or (2) on the SEC’s website at https://www.sec.gov. Information as of June 30 each year will generally be available by the following August 31.

Schedule of Portfolio Holdings

The Fund files the complete schedule of each Portfolio’s holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Form N-PORT reports are available on the SEC’s website at https://www.sec.gov.

160  Semi-Annual Financial Statements

The Lazard Funds, Inc. Additional Information (unaudited)

Changes in and Disagreements with Accountants (N-CSR Item 8)

This information is not applicable for the reporting period.

Proxy Disclosures (N-CSR Item 9)

This information is not applicable for the reporting period.

Remuneration Paid to Directors, Officers, and Others (N-CSR Item 10)

This information can be found in N-CSR Item 7, Note 4.

Statement Regarding Basis for Approval of Investment Advisory Contract (N-CSR Item 11)

At meetings of the Board held on May 27, 2026 and June 30, 2026, the Board considered the approval, for an additional annual period, of the Management Agreement between the Fund, on behalf of each of the Portfolios, and the Investment Manager. The Independent Directors were assisted in their review by independent legal counsel, who advised the Board on relevant legal standards and met with the Independent Directors in executive sessions separate from representatives of the Investment Manager.

Representatives of the Investment Manager discussed with the Board the Investment Manager’s written materials provided in advance of the meetings in response to detailed questions from the Independent Directors and their counsel, including, at the June 30, 2026 meeting, additional information requested by the Independent Directors at the May 27, 2026 meeting.

In connection with its consideration of the Management Agreement, the Board considered, among other things: (i) the nature, quality and extent of the Investment Manager’s services, (ii) the investment performance of each Portfolio as well as performance information for comparable funds, (iii) the fees and other expenses paid by each Portfolio as well as expense information for comparable funds and other clients of the Investment Manager, (iv) the profitability of the Investment Manager and its affiliates from their respective relationships with each Portfolio, (v) whether economies of scale have been realized as each Portfolio grows and whether potential economies have

Semi-Annual Financial Statements  161

been shared, in some measure, with investors and (vi) other benefits to the Investment Manager from its relationship with the Portfolios. In the Board’s deliberations, no single factor was responsible for the Board’s decision to approve continuation of the Management Agreement, and each Director may have afforded different weight to the various factors.

Services Provided

The Investment Manager’s materials addressed, among other matters, the nature, extent and quality of services that the Investment Manager provides the Portfolios, including a discussion of the Investment Manager and its clients. As of March 31, 2026, the Lazard Funds complex of 29 active funds comprised approximately $26.3 billion of the approximately $259.2 billion of total assets under the management of the Investment Manager and its global affiliates.

The Board considered the various services provided by the Investment Manager including the Investment Manager’s research, portfolio management and trading capabilities and oversight of day-to-day operations, including supervision of fund accounting and administration-related services and assistance in meeting legal and regulatory requirements, as well as regular reporting to, and support of, the Board. The Investment Manager’s representatives stated that the Investment Manager believes that the Fund and its shareholders continue to be able to obtain significant benefits as a result of the resources and support of the Investment Manager’s global research, portfolio management, trading, operations, risk management, technology and legal and compliance infrastructure. The Board also considered information provided by the Investment Manager regarding its resources relevant to providing services pursuant to the Management Agreement; the qualifications, experience and other information regarding senior management and key professional personnel responsible for providing services to the Portfolios; the adequacy of the Investment Manager’s staffing to provide services pursuant to the Management Agreement; the Fund’s distribution channels and the relationships with various intermediaries; marketing and shareholder servicing activities on behalf of the Portfolios; each

162  Semi-Annual Financial Statements

Portfolio’s asset flows and the growth or decline in asset levels; and the Investment Manager’s financial condition.

The Board considered the position of the Investment Manager that the Fund benefits from the services and infrastructure provided by the Investment Manager and that such services and infrastructure are greater than those typically provided to a fund complex of comparable size not managed by a large, global firm such as the Investment Manager.

Comparative Fee, Expense Ratio and Performance Information

ISS Advisory Fee and Expense Ratio Comparisons. The Board reviewed, for each Portfolio, information prepared by Institutional Shareholder Services, Inc. (“ISS”), an independent provider of investment company data, including, among other information, each Portfolio’s contractual advisory fee (i.e., without giving effect to any fee waivers) and net expense ratio (i.e., after giving effect to the Portfolio’s expense limitation agreed to by the Investment Manager) compared to those of:

●	a group of funds not advised by the Investment Manager that were selected by ISS as comparable to the Portfolio, for expense and performance comparison purposes, based on ISS’s methodology (the “Peer Group”); and

●	the funds within the broad category of funds to which the Portfolio has been assigned by Morningstar, Inc., an independent third-party service that provides comparative fund information (“Morningstar”), with certain exclusions as specified by ISS (the “Expense Category”).

Representatives of the Investment Manager discussed the results of the ISS advisory fee and net expense ratio comparisons with the Board, which showed that the advisory fees and the net expense ratios of most Portfolios were generally competitive within each Portfolio’s respective Peer Group. The Board considered the comparisons and additional perspectives in information prepared by, and in discussions with, representatives of the Investment Manager, and noted that the Investment

Semi-Annual Financial Statements  163

Manager continues to voluntarily enter into expense limitation agreements for all of the Portfolios, pursuant to which the Investment Manager was currently waiving advisory fees and/or reimbursing certain expenses for most Portfolios. The Board also received a description of ISS’s methodology for its construction of the Peer Groups and a summary of how the methodology was applied, including, as applicable, deviations from the stated methodology and the reasons therefor.

Other Accounts Advisory Fee Comparisons. The Board also considered the actual advisory fees paid to the Investment Manager by other accounts of the Investment Manager that are comparable to each Portfolio in terms of investment objectives, strategies and policies, if any (including other investment companies and other pooled investment vehicles, “Other Accounts”). Representatives of the Investment Manager discussed the nature of the Other Accounts and the significant differences in services provided by the Investment Manager to the different types of Other Accounts as compared to the services provided to the Portfolios. The Board considered the relevance of the fee information provided for Other Accounts, in light of the Investment Manager’s discussion of the significant differences in services provided and/or different competitive markets and other factors, to evaluate the advisory fees of the relevant Portfolios.

ISS Performance Comparisons. The Board reviewed, among other performance information provided to the Board on a quarterly basis, information prepared by ISS including, among other information, each Portfolio’s performance for the one-, three-, five- and ten-year periods ended February 28, 2026, as applicable, compared to performance for the same time periods to that of:

●	the Peer Group;

●	the funds within the broad category of funds to which the Portfolio has been assigned by Morningstar (the “Performance Category”); and

●	the Portfolio’s benchmark index.

164  Semi-Annual Financial Statements

When evaluating the performance of each Portfolio, the Board considered ISS’s performance analysis along with other information provided by the Investment Manager, including additional information regarding performance expectations, as well as additional perspectives in information prepared by, and in discussions with, representatives of the Investment Manager. The Board also received and would continue to receive regular updates and/or additional information from the Investment Manager in respect of Portfolios with relative underperformance in certain periods and Portfolios which otherwise are not performing in accordance with expectations as well as any other Portfolios for which the Board requested additional information.

Investment Manager Profitability, Economies of Scale and Other Benefits

The Board reviewed information prepared by the Investment Manager for each Portfolio concerning the Investment Manager’s estimated profitability percentage resulting from its, and its affiliates’, relationship with the Portfolio for the calendar year ended December 31, 2025 and the Investment Manager’s cost allocation methodology to compute an estimate of each Portfolio’s costs to the Investment Manager. The Investment Manager’s representatives reviewed with the Board information provided on the Investment Manager’s brokerage practices and the Portfolios’ brokerage allocations, commission payments and soft dollar commissions and benefits. The Investment Manager’s representatives stated that neither the Investment Manager nor its affiliates receive any significant benefits from the Investment Manager acting as investment manager to the Portfolios other than the benefit of soft dollar commissions. The representatives of the Investment Manager reminded the Board that the Investment Manager is continuing to support distribution relationships through direct payments from its or its affiliates’ own resources to third parties in connection with distribution and shareholder servicing and/or administrative and recordkeeping services, and noted that the Fund does not bear any related costs other than the 0.25% 12b-1 fee pursuant to the Distribution and Servicing Plan adopted for the Portfolios’ Open Shares.

Semi-Annual Financial Statements  165

The Board considered that the profitability percentages were within or below ranges determined not to be excessive by relevant court cases. The Board (1) considered the Investment Manager’s estimated profitability percentage with respect to each Portfolio as part of the evaluation of the Portfolio’s fee under the Management Agreement, considered in relation to the mix of services provided by the Investment Manager (including the nature, extent and quality of such services), and (2) evaluated the profitability percentage in light of the relevant circumstances for each Portfolio. Representatives of the Investment Manager and the Board discussed ways that any potential economies of scale might be realized and how they may be shared, including the Investment Manager’s reinvestment of profits back into its business, waiving or reducing Portfolio management fees and/ or reimbursing expenses, adding discounts to a Portfolio’s management fee schedule as a Portfolio’s assets increase or by instituting management fees at inception that account for future scale. The Board further considered that, as the assets of most of the Portfolios, with certain exceptions, had either decreased (or not increased significantly) over the most recently completed calendar year from the Portfolio’s assets as of the end of the previous calendar year and/or had not reached a significant size, the potential that the Investment Manager may have realized any unshared material economies of scale with respect to these Portfolios was reduced.

Conclusions and Determinations

At the conclusion of these discussions, the Board expressed the opinion that it had been furnished with such information in connection with the May 27, 2026 and June 30, 2026 meetings and throughout the year as may reasonably be necessary to make an informed business decision with respect to evaluation of the renewal of the Management Agreement. In evaluating the Management Agreement, the Board relied on the information described above, in addition to other information provided by the Investment Manager throughout the year relating to the operations of the Fund and the investment management and other services provided under the Management Agreement. Such other information included the investment performance of the

166  Semi-Annual Financial Statements

Portfolios in comparison to similar mutual funds and benchmark performance indices over various time periods; information regarding the expected pattern of performance for the Portfolios in different market conditions; general market outlook as applicable to the Portfolios; and compliance reports. The Board also relied on its previous knowledge, gained through meetings and other interactions with the Investment Manager, of the Investment Manager and the services provided to the Fund by the Investment Manager. Based on its discussions and considerations as described above, with the assistance of independent legal counsel and in the exercise of its business judgment, the Board made the following conclusions and determinations.

●	The Board concluded that the nature, extent and quality of the services provided by the Investment Manager are adequate and appropriate, noting the benefits of the significant services and infrastructure associated with the Investment Manager’s global asset management business.

●	The Board concluded that each Portfolio’s fee paid to the Investment Manager was supported by the factors considered by the Board in light of the totality of the services provided.

●	The Board, after considering the information provided and the totality of the relevant circumstances for each Portfolio, concluded that the investment performance of each Portfolio was acceptable or that, for any Portfolios that were not performing in accordance with expectations, the Board considered that the Investment Manager was taking steps intended to improve performance and the Board would continue to monitor performance.

●	The Board recognized that potential economies of scale may be realized, particularly as the assets of the Portfolios increase over time, and determined that it would continue to consider the potential for material economies of scale and how they could be shared with investors.

Semi-Annual Financial Statements  167

The Board considered these conclusions and determinations in their totality as well as other relevant factors and determined to approve the Management Agreement for each Portfolio. In deciding whether to vote to approve the Management Agreement for each Portfolio, each Director may have accorded different weights to different factors so that each Director may have had a different basis for his or her decision.

168  Semi-Annual Financial Statements

The Lazard Funds, Inc.

30 Rockefeller Plaza

New York, New York 10112-6300
Telephone: 800-823-6300
www.lazardassetmanagement.com

Investment Manager

Lazard Asset Management LLC

30 Rockefeller Plaza
New York, New York 10112-6300
Telephone: 800-823-6300

Distributor

Lazard Asset Management Securities LLC

30 Rockefeller Plaza
New York, New York 10112-6300

Custodian

State Street Bank and Trust Company
One Iron Street
Boston, Massachusetts 02210-1641

Transfer Agent and Dividend Disbursing Agent

SS&C Global Investor and Distribution Solutions, Inc.
2000 Crown Colony Drive
Quincy, Massachusetts 02169-0953
Telephone: 617-483-7000

Independent Registered Public Accounting Firm

Deloitte & Touche LLP
30 Rockefeller Plaza
New York, New York 10112-0015

Legal Counsel

Dechert LLP
1095 Avenue of the Americas
New York, New York 10036-6797

Lazard Asset Management LLC ● 30 Rockefeller Plaza ● New York, NY 10112 ● www. lazardassetmanagement.com

Performance information as of the most recent month end is available online at www. lazardassetmanagement.com.

LZDPS020

Lazard Funds

Semi-Annual
Financial Statements

June 30, 2026

Fixed Income Funds

Lazard Government Money Market Portfolio

Lazard US Convertibles Portfolio

Lazard US High Yield Portfolio

The Lazard Funds, Inc. Table of Contents

2	Portfolios of Investments (N-CSR Item 7)
2	Lazard Government Money Market Portfolio
5	Lazard US Convertibles Portfolio
13	Lazard US High Yield Portfolio
20	Abbreviations (N-CSR Item 7)
22	Statements of Assets and Liabilities (N-CSR Item 7)
26	Statements of Operations (N-CSR Item 7)
28	Statements of Changes in Net Assets (N-CSR Item 7)
32	Financial Highlights (N-CSR Item 7)
38	Notes to Financial Statements (N-CSR Item 7)
63	Other Information (N-CSR Item 7)
64	Additional Information (N-CSR Items 8-11)

Please consider a Portfolio’s investment objective, risks, charges and expenses carefully before investing. For more complete information about The Lazard Funds, Inc. (the “Fund”), you may obtain a prospectus or the Portfolio’s summary prospectus by calling 800-823-6300, or online, at https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutualfunds# documents. Read the prospectus or the Portfolio’s summary prospectus carefully before you invest. The prospectus and a Portfolio’s summary prospectus contain the investment objective, risks, charges, expenses and other information about the Portfolio, which are not detailed in this report.

Many states have abandoned property laws that require mutual fund companies to have evidence of contact from shareholders at least every three years. Please log into any investment accounts that you may have or contact the Fund by calling 800-823-6300 to ensure that your account stays active.

Distributed by Lazard Asset Management Securities LLC.

Semi-Annual Financial Statements  1

The Lazard Funds, Inc. Portfolios of Investments

June 30, 2026 (unaudited)

Description	Principal Amount (000)	Value

Lazard Government Money Market Portfolio

U.S. Government Securities | 18.1%
Federal Farm Credit Banks Funding Corp.:
3.645% (SOFR+0.025%), 11/03/26 (§)	$5,000	$4,999,943
3.665% (SOFR+0.045%), 03/03/27 (§)	10,000	9,999,850
Series 1, 3.695% (SOFR+0.075%), 11/05/27 (§)	15,000	14,999,724
Series 1, 3.705% (SOFR+0.085%), 01/03/28 (§)	5,000	4,997,765
Series 2, 3.720% (SOFR+0.100%), 01/28/28 (§)	10,000	9,999,854
3.710% (SOFR+0.090%), 02/02/28 (§)	5,000	5,000,516
3.715% (SOFR+0.095%), 02/02/28 (§)	15,000	14,999,731
Federal Home Loan Bank Discount Notes:
3.695%, 07/06/26*	20,000	19,987,967
3.673%, 07/10/26*	12,313	12,300,653
3.633%, 07/15/26*	930	928,601
3.680%, 07/24/26*	13,000	12,968,713
3.659%, 07/31/26*	25,000	24,922,285
3.631%, 08/07/26*	22,530	22,442,959
3.733%, 08/10/26*	7,050	7,020,613
3.655%, 08/14/26*	3,100	3,085,818
3.642%, 08/19/26*	15,000	14,923,750
3.654%, 09/30/26*	15,000	14,858,742
Federal Home Loan Banks:
Series 6, 3.630% (SOFR+0.010%), 08/20/26 (§)	10,000	9,999,892
Series 2, 3.635% (SOFR+0.015%), 09/10/26 (§)	20,000	19,999,831
Series 1, 3.635% (SOFR+0.015%), 10/01/26 (§)	10,000	10,000,075
Series 2, 3.640% (SOFR+0.020%), 10/06/26 (§)	15,000	15,000,000
3.640% (SOFR+0.020%), 10/09/26 (§)	10,000	9,999,997
3.705% (SOFR+0.085%), 01/21/28 (§)	2,000	1,999,969
3.735% (SOFR+0.115%), 02/17/28 (§)	15,000	14,999,636
3.735% (SOFR+0.115%), 03/02/28 (§)	15,000	14,999,710
Federal National Mortgage Association, 3.710% (SOFR+0.090%), 02/02/28 (§)	8,000	7,997,341

Total U.S. Government Securities (Cost $303,467,756)		303,433,935

U.S. Treasury Securities | 23.9%
U.S. Treasury Bills:
3.684%, 07/07/26*	15,000	14,991,082
3.706%, 08/06/26*	20,000	19,927,700

The accompanying notes are an integral part of these financial statements.

2  Semi-Annual Financial Statements

Description	Principal Amount (000)	Value

Lazard Government Money Market Portfolio (continued)

3.628%, 08/13/26*	$20,000	$19,912,828
3.642%, 08/27/26*	10,000	9,941,876
3.711%, 09/08/26*	20,000	19,859,253
3.697%, 09/15/26*	30,000	29,768,992
3.732%, 09/17/26*	15,000	14,881,524
3.701%, 09/22/26*	15,000	14,874,701
3.736%, 10/06/26*	15,000	14,850,345
3.851%, 10/27/26*	20,000	19,752,323
3.746%, 11/19/26*	35,000	34,483,538
3.864%, 12/10/26*	35,000	34,400,713
3.828%, 03/18/27*	15,000	14,591,949
U.S. Treasury Notes:
1.500%, 08/15/26	20,000	19,940,599
1.125%, 10/31/26	50,000	49,541,523
4.125%, 10/31/26	15,000	15,008,437
2.250%, 02/15/27	15,000	14,838,252
1.125%, 02/28/27	15,000	14,718,750
0.500%, 04/30/27	10,000	9,710,938
2.625%, 05/31/27	15,000	14,801,602

Total U.S. Treasury Securities (Cost $400,951,964)		400,796,925

Total Repurchase Agreements | 59.1% (Cost $990,570,000)		990,570,000

Total Investments | 101.1% (Cost $1,694,989,720)		$1,694,800,860

Liabilities in Excess of Cash and Other Assets | (1.1)%		(18,553,994)

Net Assets | 100.0%		$1,676,246,866

The accompanying notes are an integral part of these financial statements.

Semi-Annual Financial Statements  3

Lazard Government Money Market Portfolio (concluded)

Repurchase Agreements

	Repurchase Agreements						Collateral
Counterparty	Coupon Rate	Purchase Date	Maturity Date	Par (000)	At Value	Proceeds Including Interest	Position	Original Par	Position Received, At Value
Fixed Income Clearing Corp. - SSB	3.65%	06/30/2026	07/01/2026	$600,000	$600,000,000	$600,060,833	United States Treasury Notes, 3.375 to 4.000, 05/15/2033 to 11/15/2035	$640,900,200	$612,000,101

Fixed Income Clearing Corp. - SSB	3.63%	06/30/2026	07/01/2026	390,570	390,570,000	390,609,383	United States Treasury Notes, 3.750 to 4.250, 05/15/2028 to 06/30/2033	399,136,400	398,381,569
Total					$990,570,000				$1,010,381,670

Notes to Portfolio of Investments:

(§)	Variable and floating rate securities are securities for which interest rate changes are based on changes in a designated base rate. The rates shown are those in effect on June 30, 2026.
*	The rate shown represents the 7-day yield as of period end.

The accompanying notes are an integral part of these financial statements.

4  Semi-Annual Financial Statements

Description	Principal Amount (000)	Value

Lazard US Convertibles Portfolio

Convertible Corporate Bonds | 80.6%

Aerospace & Defense | 0.4%
AeroVironment, Inc., Zero Coupon, 07/15/30	$73	$69,779

Automobiles | 1.5%
Rivian Automotive, Inc., 4.625%, 03/15/29	240	285,022

Biotechnology | 3.2%
Bridgebio Pharma, Inc., 2.500%, 03/15/27	125	222,719
Cytokinetics, Inc., 3.500%, 07/01/27	27	45,964
Halozyme Therapeutics, Inc., Zero Coupon, 02/15/31 (#)	193	208,116
Ionis Pharmaceuticals, Inc., Zero Coupon, 12/01/30 (#)	121	129,167
		605,966

Capital Markets | 3.3%
Cipher Digital, Inc., Zero Coupon, 10/01/31 (#)	93	163,273
Cleanspark, Inc., Zero Coupon, 06/15/30	82	106,559
Core Scientific, Inc., Zero Coupon, 06/15/31 (#)	97	136,819
Terawulf, Inc., 1.000%, 09/01/31 (#)	102	218,626
		625,277

Commercial Services & Supplies | 0.5%
Affirm Holdings, Inc., 0.750%, 12/15/29	52	60,827
Stride, Inc., 1.125%, 09/01/27	18	30,456
		91,283

The accompanying notes are an integral part of these financial statements.

Semi-Annual Financial Statements  5

Description	Principal Amount (000)	Value

Lazard US Convertibles Portfolio (continued)

Construction & Engineering | 0.7%
Fluor Corp., 1.125%, 08/15/29	$48	$63,684
Granite Construction, Inc., 3.250%, 06/15/30	35	73,351
		137,035

Diversified REITs | 2.5%
Digital Realty Trust LP, 1.875%, 11/15/29 (#)	100	107,400
Welltower OP LLC, 2.750%, 05/15/28 (#)	158	374,065
		481,465

Diversified Telecommunication Services | 2.7%
Applied Digital Corp., 2.750%, 06/01/30	20	79,829
AST SpaceMobile, Inc., 2.375%, 10/15/32 (#)	136	215,186
Ciena Corp., Zero Coupon, 09/15/31 (#)	136	143,480
InterDigital, Inc., 3.500%, 06/01/27	21	76,881
		515,376

Electric Utilities | 10.5%
Alliant Energy Corp., 3.250%, 05/30/28	87	95,844
CMS Energy Corp., 3.375%, 05/01/28	183	204,365
Evergy, Inc., 4.500%, 12/15/27	62	88,266
NextEra Energy Capital Holdings, Inc., 3.000%, 03/01/27	346	454,817
PG&E Corp., 4.250%, 12/01/27	351	359,161
PPL Capital Funding, Inc., 3.000%, 12/01/30 (#)	220	223,971

The accompanying notes are an integral part of these financial statements.

6  Semi-Annual Financial Statements

Description	Principal Amount (000)	Value

Lazard US Convertibles Portfolio (continued)

Southern Co., 4.500%, 06/15/27	$265	$292,229
WEC Energy Group, Inc., 4.375%, 06/01/29	223	276,576
		1,995,229

Electronic Equipment, Instruments & Components | 2.9%
Advanced Energy Industries, Inc., Zero Coupon, 05/15/31 (#)	176	192,780
Itron, Inc., 1.375%, 07/15/30	175	174,727
OSI Systems, Inc., 0.500%, 02/01/31 (#)	79	74,330
Vishay Intertechnology, Inc., 2.250%, 09/15/30	58	115,217
		557,054

Entertainment | 3.7%
Liberty Media Corp.-Liberty Formula One, 2.250%, 08/15/27	67	83,147
Live Nation Entertainment, Inc., 2.875%, 01/15/30	519	620,724
		703,871

Financial Services | 2.9%
Coinbase Global, Inc., 0.250%, 04/01/30	230	206,540
Galaxy Digital Holdings LP, 0.500%, 05/01/31 (#)	216	184,963
SoFi Technologies, Inc., 1.250%, 03/15/29 (#)	43	86,869
Upstart Holdings, Inc., 2.000%, 10/01/29	60	68,675
		547,047

Health Care Equipment & Supplies | 2.5%
Guardant Health, Inc., 1.250%, 02/15/31	72	181,260

The accompanying notes are an integral part of these financial statements.

Semi-Annual Financial Statements  7

Description	Principal Amount (000)	Value

Lazard US Convertibles Portfolio (continued)

Integer Holdings Corp., 1.875%, 03/15/30	$84	$81,585
IRhythm Holdings, Inc., 1.500%, 09/01/29	96	105,744
Lantheus Holdings, Inc., 2.625%, 12/15/27	43	62,586
Merit Medical Systems, Inc., 3.000%, 02/01/29	44	47,476
		478,651

Interactive Media & Services | 3.2%
DoorDash, Inc., Zero Coupon, 05/15/30	338	333,353
Uber Technologies, Inc.:
Zero Coupon, 05/15/28	80	92,536
Series 2028, 0.875%, 12/01/28	153	183,294
		609,183

IT Services | 9.4%
CyberArk Software Ltd., Zero Coupon, 06/15/30	100	166,370
Lumentum Holdings, Inc., 0.375%, 03/15/32 (#)	83	383,253
Parsons Corp., 2.625%, 03/01/29	114	112,438
Rubrik, Inc., Zero Coupon, 06/15/30	150	153,525
Western Digital Corp., 3.000%, 11/15/28	46	775,073
Zscaler, Inc., Zero Coupon, 07/15/28 (#)	207	191,475
		1,782,134

Leisure Products | 0.7%
NCL Corp. Ltd., 0.875%, 04/15/30	72	80,370
Peloton Interactive, Inc., 5.500%, 12/01/29	27	43,806
		124,176

The accompanying notes are an integral part of these financial statements.

8  Semi-Annual Financial Statements

Description	Principal Amount (000)	Value

Lazard US Convertibles Portfolio (continued)

Machinery | 1.9%
Bloom Energy Corp., Zero Coupon, 11/15/30 (#)	$192	$351,792

Media | 0.4%
Sphere Entertainment Co., 3.500%, 12/01/28	16	78,448

Metals & Mining | 1.7%
Centrus Energy Corp., Zero Coupon, 08/15/32 (#)	103	106,538
MP Materials Corp., 3.000%, 03/01/30 (#)	79	213,490
		320,028

Oil, Gas & Consumable Fuels | 2.9%
Crescent Energy Co., 2.750%, 03/15/31 (#)	90	88,740
Northern Oil & Gas, Inc., 3.625%, 04/15/29	281	269,929
Solaris Energy Infrastructure, Inc., 0.250%, 10/01/31	118	192,192
		550,861

Pharmaceuticals | 0.8%
Zoetis, Inc., 0.250%, 06/15/29 (#)	176	160,166

Semiconductors & Semiconductor Equipment | 6.8%
MKS, Inc., 1.250%, 06/01/30	101	297,678
ON Semiconductor Corp., 0.500%, 03/01/29	346	417,795
Onto Innovation, Inc., Zero Coupon, 06/01/31 (#)	172	227,195
Penguin Solutions, Inc., 2.000%, 08/15/30	19	53,884

The accompanying notes are an integral part of these financial statements.

Semi-Annual Financial Statements  9

Description	Principal Amount (000)	Value

Lazard US Convertibles Portfolio (continued)

Semtech Corp., Zero Coupon, 10/15/30 (#)	$40	$73,620
SiTime Corp., Zero Coupon, 06/15/31	131	145,346
Wolfspeed, Inc., 3.500%, 03/15/31 (#)	31	78,554
		1,294,072

Software | 14.6%
Akamai Technologies, Inc., 0.375%, 09/01/27	358	429,902
Cloudflare, Inc., Zero Coupon, 08/15/26	207	266,388
CoreWeave, Inc., 1.750%, 12/01/31 (#)	343	409,902
Datadog, Inc., Zero Coupon, 12/01/29	103	146,672
DigitalOcean Holdings, Inc., Zero Coupon, 08/15/30 (#)	36	146,844
Dropbox, Inc., Zero Coupon, 03/01/28	127	128,524
Guidewire Software, Inc., 1.250%, 11/01/29	157	151,113
Nutanix, Inc., 0.250%, 10/01/27	88	99,396
Planet Labs PBC, 0.500%, 10/15/30 (#)	27	79,785
Snowflake, Inc., Zero Coupon, 10/01/27	182	302,930
Strategy, Inc.:
Zero Coupon, 12/01/29	511	441,657
0.625%, 03/15/30	177	180,983
		2,784,096

Specialty Retail | 0.9%
GameStop Corp., Zero Coupon, 04/01/30	168	171,612

Total Convertible Corporate Bonds (Cost $13,392,722)		15,319,623

The accompanying notes are an integral part of these financial statements.

10  Semi-Annual Financial Statements

Description	Shares	Value

Lazard US Convertibles Portfolio (continued)

Preferred Stocks | 18.6%

Aerospace & Defense | 2.3%
Boeing Co.	6,628	$446,064

Banks | 3.1%
Bank of America Corp., Series L	240	301,080
Wells Fargo & Co., Class A, Series L	241	278,837
		579,917

Capital Markets | 0.7%
ARES Management Corp., Series B	1,346	49,331
KKR & Co., Inc., Series D	2,300	91,655
		140,986

Chemicals | 0.8%
Albemarle Corp.	2,636	145,903

Financial Services | 0.8%
Apollo Global Management, Inc.	1,652	100,640
Shift4 Payments, Inc.	695	43,277
		143,917

Health Care Providers & Services | 0.5%
BrightSpring Health Services, Inc.	414	94,785

Interactive Media & Services | 4.8%
Alphabet, Inc., Series A	9,057	460,911
Alphabet, Inc., Series B	9,088	457,126
		918,037

Life Sciences Tools & Services | 0.5%
Bruker Corp.	233	104,363

Semiconductors & Semiconductor Equipment | 1.3%
Microchip Technology, Inc.	3,125	239,719

The accompanying notes are an integral part of these financial statements.

Semi-Annual Financial Statements  11

Description	Shares	Value

Lazard US Convertibles Portfolio (concluded)

Software | 1.5%
Oracle Corp., Series D	6,508	$292,535

Technology Hardware, Storage & Peripherals | 2.1%
Hewlett Packard Enterprise Co.	1,367	158,107
Super Micro Computer, Inc.	4,553	236,574
		394,681

Trading Companies & Distributors | 0.2%
QXO, Inc.	800	38,992

Total Preferred Stocks (Cost $3,372,459)		3,539,899

Short-Term Investments | 4.9%
Lazard Government Money Market Portfolio, 3.47% (7 day yield) (a) (Cost $936,280)	936,280	936,280

Total Investments | 104.1% (Cost $17,701,461)		$19,795,802

Liabilities in Excess of Cash and Other Assets | (4.1)%		(785,418)

Net Assets | 100.0%		$19,010,384

Notes to Portfolio of Investments:

(#)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At June 30, 2026, these securities amounted to 26.1% of net assets of the Portfolio.
(a)	Affiliated investment.

The accompanying notes are an integral part of these financial statements.

12  Semi-Annual Financial Statements

Description	Principal Amount (000)	Value

Lazard US High Yield Portfolio

Corporate Bonds | 96.4%

Aerospace & Defense | 2.4%
Bombardier, Inc., 8.750%, 11/15/30 (#)	$1,750	$1,849,845
TransDigm, Inc.:
4.625%, 01/15/29	500	492,040
6.750%, 08/15/28 (#)	1,000	1,009,959
		3,351,844

Automobile Components | 3.8%
American Axle & Manufacturing, Inc., 5.000%, 10/01/29	1,500	1,455,229
Goodyear Tire & Rubber Co., 5.250%, 07/15/31	2,000	1,780,146
Tenneco, Inc., 8.000%, 11/17/28 (#)	2,000	2,012,508
		5,247,883

Automobiles | 1.4%
Allison Transmission, Inc., 5.875%, 12/01/33 (#)	2,000	1,993,792

Building Products | 2.2%
Griffon Corp., 5.750%, 03/01/28	1,750	1,750,191
Standard Industries, Inc., 3.375%, 01/15/31 (#)	1,500	1,350,059
		3,100,250

Chemicals | 3.7%
Methanex U.S. Operations, Inc., 6.250%, 03/15/32 (#)	2,000	2,025,296
NOVA Chemicals Corp., 4.250%, 05/15/29 (#)	1,750	1,701,819
WR Grace Holdings LLC, 6.625%, 08/15/32 (#)	1,500	1,454,816
		5,181,931

The accompanying notes are an integral part of these financial statements.

Semi-Annual Financial Statements  13

Description	Principal Amount (000)	Value

Lazard US High Yield Portfolio (continued)

Commercial Services & Supplies | 5.0%
ADT Security Corp., 4.125%, 08/01/29 (#)	$2,250	$2,157,275
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 8.375%, 06/15/32 (#)	2,000	2,013,228
Prime Security Services Borrower LLC/Prime Finance, Inc., 3.375%, 08/31/27 (#)	1,500	1,469,405
Valvoline, Inc., 3.625%, 06/15/31 (#)	1,500	1,379,528
		7,019,436

Containers & Packaging | 1.2%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC, 4.000%, 09/01/29 (#)	1,700	1,615,965

Diversified REITs | 2.2%
Iron Mountain, Inc., 4.500%, 02/15/31 (#)	3,250	3,108,485

Diversified Telecommunication Services | 5.7%
Connect Finco SARL/Connect U.S. Finco LLC, 9.000%, 09/15/29 (#)	1,500	1,578,366
Level 3 Financing, Inc., 8.500%, 01/15/36 (#)	2,000	2,147,668
SE Cosmos LLC, 8.875%, 05/01/31 (#)	1,000	1,028,072
Viasat, Inc., 7.500%, 05/30/31 (#)	2,000	2,019,721
Zayo Group Holdings, Inc., 9.250%, 03/09/30 (#)	1,202	1,200,410
		7,974,237

The accompanying notes are an integral part of these financial statements.

14  Semi-Annual Financial Statements

Description	Principal Amount (000)	Value

Lazard US High Yield Portfolio (continued)

Electric Utilities | 2.5%
NRG Energy, Inc., 3.625%, 02/15/31 (#)	$1,500	$1,392,980
XPLR Infrastructure Operating Partners LP, 8.625%, 03/15/33 (#)	2,000	2,144,726
		3,537,706

Electrical Equipment | 2.3%
Energizer Holdings, Inc., 4.750%, 06/15/28 (#)	1,700	1,686,374
WESCO Distribution, Inc.:
5.250%, 04/15/31 (#)	500	494,869
5.500%, 04/15/34 (#)	1,000	989,232
		3,170,475

Entertainment | 1.1%
Cinemark USA, Inc., 5.250%, 07/15/28 (#)	1,500	1,497,413

Food Products | 5.7%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC, 3.500%, 03/15/29 (#)	1,500	1,424,984
Performance Food Group, Inc., 4.250%, 08/01/29 (#)	1,800	1,747,199
Post Holdings, Inc.:
4.500%, 09/15/31 (#)	1,500	1,407,170
6.250%, 10/15/34 (#)	2,000	1,965,108
U.S. Foods, Inc., 4.625%, 06/01/30 (#)	1,500	1,464,471
		8,008,932

Health Care Equipment & Supplies | 1.5%
Bausch & Lomb Corp., 8.375%, 10/01/28 (#)	2,000	2,055,000

Health Care Providers & Services | 3.7%
Encompass Health Corp., 4.625%, 04/01/31	1,849	1,785,242

The accompanying notes are an integral part of these financial statements.

Semi-Annual Financial Statements  15

Description	Principal Amount (000)	Value

Lazard US High Yield Portfolio (continued)

LifePoint Health, Inc., 5.375%, 01/15/29 (#)	$2,000	$1,918,737
Tenet Healthcare Corp., 4.375%, 01/15/30	1,500	1,453,671
		5,157,650

Hotel & Resort REITs | 2.3%
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer, 4.875%, 05/15/29 (#)	1,500	1,466,658
RHP Hotel Properties LP/RHP Finance Corp., 4.500%, 02/15/29 (#)	1,750	1,715,803
		3,182,461

Hotels, Restaurants & Leisure | 3.6%
Boyd Gaming Corp., 4.750%, 06/15/31 (#)	2,000	1,931,266
Station Casinos LLC, 4.625%, 12/01/31 (#)	1,750	1,661,655
Travel & Leisure Co., 4.500%, 12/01/29 (#)	1,500	1,451,356
		5,044,277

Household Durables | 1.2%
Somnigroup International, Inc., 4.000%, 04/15/29 (#)	1,750	1,687,020

Interactive Media & Services | 1.0%
Ziff Davis, Inc., 4.625%, 10/15/30 (#)	1,500	1,410,133

IT Services | 2.4%
NCR Atleos Corp., 9.500%, 04/01/29 (#)	1,500	1,599,430
NCR Voyix Corp., 5.125%, 04/15/29 (#)	1,750	1,707,173
		3,306,603

The accompanying notes are an integral part of these financial statements.

16  Semi-Annual Financial Statements

Description	Principal Amount (000)	Value

Lazard US High Yield Portfolio (continued)

Leisure Products | 1.1%
Sabre Financial Borrower LLC, 11.125%, 06/15/29 (#)	$1,500	$1,583,182

Machinery | 1.4%
Terex Corp., 5.000%, 05/15/29 (#)	2,000	1,981,392

Media | 12.8%
CCO Holdings LLC/CCO Holdings Capital Corp., 4.750%, 03/01/30 (#)	1,500	1,422,227
Clear Channel Outdoor Holdings, Inc., 7.750%, 04/15/28 (#)	2,000	2,003,222
Directv Financing LLC/Directv Financing Co-Obligor, Inc., 9.250%, 06/01/32 (#)	1,500	1,524,069
DISH Network Corp., 11.750%, 11/15/27 (#)	2,000	2,055,104
Gray Media, Inc., 4.750%, 10/15/30 (#)	2,000	1,436,658
Lamar Media Corp., 3.625%, 01/15/31	1,500	1,398,474
Nexstar Media, Inc., 7.250%, 04/15/34 (#)	2,100	2,094,707
Scripps Escrow II, Inc., 3.875%, 01/15/29 (#)	1,500	1,368,424
Sirius XM Radio LLC, 3.875%, 09/01/31 (#)	1,000	908,307
Univision Communications, Inc., 9.375%, 08/01/32 (#)	2,000	2,032,078
Virgin Media Secured Finance PLC, 4.500%, 08/15/30 (#)	2,000	1,698,116
		17,941,386

Oil, Gas & Consumable Fuels | 14.1%
Borr IHC Ltd./Borr Finance LLC, 8.750%, 01/15/32 (#)	1,750	1,708,437
Buckeye Partners LP, 4.500%, 03/01/28 (#)	1,500	1,485,005

The accompanying notes are an integral part of these financial statements.

Semi-Annual Financial Statements  17

Description	Principal Amount (000)	Value

Lazard US High Yield Portfolio (continued)

Comstock Resources, Inc., 6.750%, 03/01/29 (#)	$1,500	$1,477,026
Crescent Energy Finance LLC, 7.875%, 04/15/32 (#)	2,000	2,025,070
CVR Energy, Inc., 7.500%, 02/15/31 (#)	1,500	1,492,861
Kodiak Gas Services LLC:
5.875%, 04/01/31 (#)	250	250,641
6.750%, 10/01/35 (#)	2,000	2,051,732
Nabors Industries, Inc., 9.125%, 01/31/30 (#)	1,500	1,567,619
Range Resources Corp., 4.750%, 02/15/30 (#)	1,750	1,713,753
SM Energy Co., 8.750%, 07/01/31 (#)	2,000	2,089,070
Transocean International Ltd., 8.750%, 02/15/30 (#)	1,610	1,672,962
Venture Global LNG, Inc., 9.875%, 02/01/32 (#)	2,000	2,135,114
		19,669,290
Pharmaceuticals | 1.4%
1261229 BC Ltd., 10.000%, 04/15/32 (#)	2,000	2,025,672

Software | 4.7%
Cloud Software Group, Inc.:
6.500%, 03/31/29 (#)	1,000	970,281
9.000%, 09/30/29 (#)	1,500	1,455,948
CoreWeave, Inc., 9.250%, 06/01/30 (#)	2,000	2,012,991
OAK-Eagle Acquireco, Inc., 8.750%, 07/01/34 (#)	2,000	2,122,644
		6,561,864

Specialty Retail | 6.0%
Asbury Automotive Group, Inc.:
4.500%, 03/01/28	987	977,043
5.000%, 02/15/32 (#)	750	717,360

The accompanying notes are an integral part of these financial statements.

18  Semi-Annual Financial Statements

Description	Principal Amount (000)	Value

Lazard US High Yield Portfolio (concluded)

Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc.:
4.625%, 01/15/29 (#)	$500	$486,198
6.750%, 01/15/30 (#)	2,000	1,961,402
Group 1 Automotive, Inc., 4.000%, 08/15/28 (#)	1,000	973,682
Penske Automotive Group, Inc., 3.750%, 06/15/29	1,750	1,675,160
Suburban Propane Partners LP/Suburban Energy Finance Corp., 5.000%, 06/01/31 (#)	1,750	1,658,984
		8,449,829

Total Corporate Bonds (Cost $136,649,871)		134,864,108

Description	Shares	Value

Short-Term Investments | 0.2%
Lazard Government Money Market Portfolio, 3.47% (7 Day Yield) (a) (Cost $290,305)	290,305	$290,305

Total Investments | 96.6% (Cost $136,940,176)		$135,154,413

Cash and Other Assets in Excess of Liabilites | 3.4%		4,705,668

Net Assets | 100.0%		$139,860,081

Notes to Portfolio of Investments:

(#)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At June 30, 2026, these securities amounted to 87.3% of net assets of the Portfolio.
(a)	Affiliated investment.

The accompanying notes are an integral part of these financial statements.

Semi-Annual Financial Statements  19

The Lazard Funds, Inc. Abbreviations

June 30, 2026 (unaudited)

Security Abbreviations:

REITs	—	Real Estate Investment Trust
SOFR	—	Secured Overnight Financing Rate

Counterparty Abbreviations:

SSB	—	State Street Bank & Trust Co.

The accompanying notes are an integral part of these financial statements.

20  Semi-Annual Financial Statements

[This page is intentionally left blank]

The Lazard Funds, Inc. Statements of Assets and Liabilities (unaudited)

June 30, 2026	Lazard Government Money Market Portfolio	Lazard US Convertibles Portfolio

ASSETS
Investments in securities, at fair value:
Unaffiliated issuers	$704,230,860	$18,859,522
Affiliated issuers (Note 5)	—	936,280
Repurchase agreements	990,570,000	—
Cash	251	3
Receivables for:
Dividends and interest	1,377,411	38,922
Investments sold	—	771,653
Amount due from Investment Manager (Note 3)	—	4,389
Capital stock sold	—	—
Deferred offering costs (Note 2(h))	138,881	—
Total assets	1,696,317,403	20,610,769

LIABILITIES
Payables for:
Management fees	201,541	—
Accrued administration fees	160,373	31,104
Organization expenses (Note 2(h))	17,163	—
Accrued custodian fees	11,296	38,752
Accrued directors’ fees	7,576	1,506
Accrued professional services	7,074	34,858
Accrued registration fees	3,249	4,323
Accrued shareholders’ reports	1,184	2,738
Accrued distribution fees	—	42
Investments purchased	19,658,540	1,482,892
Capital stock redeemed	—	—
Other accrued expenses and payables	2,541	4,170
Total liabilities	20,070,537	1,600,385
Net assets	$1,676,246,866	$19,010,384

NET ASSETS
Paid in capital	$1,676,435,713	$14,140,852
Distributable earnings (Accumulated loss)	(188,847)	4,869,532
Net assets	$1,676,246,866	$19,010,384

The accompanying notes are an integral part of these financial statements.

22  Semi-Annual Financial Statements

Lazard US High Yield Portfolio

$134,864,108
290,305
—
117

2,292,524
—
—
2,753,065
—
140,200,119

41,855
33,862
—
67,606
3,735
35,759
1,828
17,116
427
—
129,174
8,676
340,038
$139,860,081

$168,649,368
(28,789,287)
$139,860,081

Semi-Annual Financial Statements  23

June 30, 2026	Lazard Government Money Market Portfolio	Lazard US Convertibles Portfolio

Institutional Shares
Net assets	$1,676,246,866	$18,795,690
Shares of capital stock outstanding*	1,676,435,713	1,361,533
Net asset value, offering and redemption price per share	$1.00	$13.80

Open Shares
Net assets	—	$214,694
Shares of capital stock outstanding*	—	15,559
Net asset value, offering and redemption price per share	—	$13.80

R6 Shares
Net assets	—	—
Shares of capital stock outstanding*	—	—
Net asset value, offering and redemption price per share	—	—

Cost of unaffiliated issuers	$704,419,720	$16,765,181
Cost of affiliated issuers	$—	$936,280
Cost of repurchase agreements	$990,570,000	$—

*	$0.001 par value, 6,900,000,000 shares authorized for the Portfolios in total.
†	Shares value is rounded for presentation purposes.

The accompanying notes are an integral part of these financial statements.

24  Semi-Annual Financial Statements

Lazard US High Yield Portfolio

$137,049,300
7,368,682

$18.60

$2,797,611
149,726

$18.68

$13,170
706	†

$18.66
$136,649,871
$290,305
$—

Semi-Annual Financial Statements  25

The Lazard Funds, Inc. Statements of Operations (unaudited)

For the Six Months Ended June 30, 2026	Lazard Government Money Market Portfolio	Lazard US Convertibles Portfolio

Investment Income
Interest	$22,026,616	$113,443
Dividends:
Unaffiliated issuers	—	47,530
Affiliated issuers (Note 5)	—	12,999
Total investment income	22,026,616	173,972

Expenses
Management fees (Note 3)	899,616	53,171
Administration fees	119,949	13,992
Offering costs (Note 2(h))	80,362	—
Professional services	27,131	22,886
Directors’ fees and expenses	21,987	2,950
Organization expenses (Note 2(h))	17,163	—
Registration fees	10,734	17,072
Custodian fees	7,518	22,603
Shareholders’ reports	2,687	2,910
Shareholders’ services	657	8,018
Distribution fees (Open Shares)	—	246
Other^	7,775	2,433
Total gross expenses	1,195,579	146,281
Management fees waived and expenses reimbursed	—	(79,445)
Total net expenses	1,195,579	66,836
Net investment income (loss)	20,831,037	107,136

Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	—	2,775,602
Futures contracts	—	(66,738)
Total net realized gain (loss)	—	2,708,864
Net change in unrealized appreciation (depreciation) on:
Investments	(265,438)	481,090
Futures contracts	—	13,473
Total net change in unrealized appreciation (depreciation)	(265,438)	494,563
Net realized and unrealized gain (loss)	(265,438)	3,203,427
Net increase (decrease) resulting from operations	$20,565,599	$3,310,563

^ Includes interest on line of credit (Note 6)	$6,063	$67

The accompanying notes are an integral part of these financial statements.

26  Semi-Annual Financial Statements

Lazard US High Yield Portfolio

$4,207,993

66,524
39,608
4,314,125

375,141
17,099
—
25,012
5,952
—
20,768
32,445
8,222
12,906
3,479
6,490
507,514
(128,304)
379,210
3,934,915

(122,815)
—
(122,815)

(983,889)
—
(983,889)
(1,106,704)
$2,828,211

$166

Semi-Annual Financial Statements  27

The Lazard Funds, Inc. Statements of Changes in Net Assets (unaudited)

	Lazard Government Money Market Portfolio
	Six Months Ended June 30, 2026 (unaudited)	Period Ended December 31, 2025 (a)

Increase (Decrease) in Net Assets From

Operations
Net investment income (loss)	$20,831,037	$7,810,069
Net realized gain (loss)	—	—
Net change in unrealized appreciation (depreciation)	(265,438)	76,577
Net increase (decrease) resulting from operations	20,565,599	7,886,646

Distributions to shareholders (Note 2(h))
Net investment income and/or net realized gains
Institutional Shares	(20,831,023)	(7,810,069)
Open Shares	—	—
R6 Shares	—	—
Net decrease in net assets resulting from distributions	(20,831,023)	(7,810,069)

Capital stock transactions
Net proceeds from sales
Institutional Shares	4,505,709,283	2,696,469,123
Open Shares	—	—
Net proceeds from reinvestment of distributions
Institutional Shares	20,831,023	7,810,069
Open Shares	—	—
R6 Shares	—	—
Cost of shares redeemed
Institutional Shares	(3,648,844,472)	(1,905,539,313)
Open Shares	—	—
Net increase (decrease) in net assets from capital stock transactions	877,695,834	798,739,879
Total increase in net assets	877,430,410	798,816,456
Net assets at beginning of period	798,816,456	—
Net assets at end of period	$1,676,246,866	$798,816,456

The accompanying notes are an integral part of these financial statements.

28  Semi-Annual Financial Statements

Lazard US Convertibles Portfolio		Lazard US High Yield Portfolio
Six Months Ended June 30, 2026 (unaudited)	Year Ended December 31, 2025	Six Months Ended June 30, 2026 (unaudited)	Year Ended December 31, 2025

$107,136	$295,199	$3,934,915	$6,992,857
2,708,864	1,310,467	(122,815)	167,969
494,563	951,884	(983,889)	5,115,640
3,310,563	2,557,550	2,828,211	12,276,466

(641,259)	(1,161,816)	(3,874,950)	(6,869,971)
(7,121)	(11,981)	(77,277)	(148,611)
—	—	(375)	(688)

(648,380)	(1,173,797)	(3,952,602)	(7,019,270)

2,798,954	3,107,061	28,742,731	22,525,658
—	7,500	19,284	389,716

638,661	1,161,429	3,834,864	6,788,632
7,121	11,982	71,128	137,510
—	—	375	688

(4,542,233)	(1,222,473)	(17,669,425)	(33,096,121)
(1,461)	(10,009)	(97,092)	(435,258)

(1,098,958)	3,055,490	14,901,865	(3,689,175)
1,563,225	4,439,243	13,777,474	1,568,021
17,447,159	13,007,916	126,082,607	124,514,586
$19,010,384	$17,447,159	$139,860,081	$126,082,607

Semi-Annual Financial Statements  29

	Lazard Government Money Market Portfolio
	Six Months Ended June 30, 2026 (unaudited)	Period Ended December 31, 2025 (a)

Shares issued and redeemed

Institutional Shares
Shares outstanding at beginning of period	798,739,879	—
Shares sold	4,505,709,283	2,696,462,934
Shares issued to shareholders from reinvestment of distributions	20,831,023	7,816,257
Shares redeemed	(3,648,844,472)	(1,905,539,312)
Net increase (decrease)	877,695,834	798,739,879
Shares outstanding at end of period	1,676,435,713	798,739,879

Open Shares
Shares outstanding at beginning of period	—	—
Shares sold	—	—
Shares issued to shareholders from reinvestment of distributions	—	—
Shares redeemed	—	—
Net increase (decrease)	—	—
Shares outstanding at end of period	—	—

R6 Shares
Shares outstanding at beginning of period	—	—
Shares issued to shareholders from reinvestment of distributions	—	—
Net increase	—	—
Shares outstanding at end of period	—	—

(a)	The Portfolio commenced operations on October 1, 2025.

The accompanying notes are an integral part of these financial statements.

30  Semi-Annual Financial Statements

Lazard US Convertibles Portfolio		Lazard US High Yield Portfolio
Six Months Ended June 30, 2026 (unaudited)	Year Ended December 31, 2025	Six Months Ended June 30, 2026 (unaudited)	Year Ended December 31, 2025

1,446,407	1,172,129	6,577,445	6,793,964
226,267	289,385	1,531,543	1,229,145

45,971	98,864	205,428	369,588
(357,112)	(113,971)	(945,734)	(1,815,252)
(84,874)	274,278	791,237	(216,519)
1,361,533	1,446,407	7,368,682	6,577,445

15,153	14,351	150,074	144,808
—	682	1,026	21,370

511	1,019	3,793	7,452
(105)	(899)	(5,167)	(23,556)
406	802	(348)	5,266
15,559	15,153	149,726	150,074

—	—	686	649

—	—	20	37
—	—	20	37
—	—	706	686

Semi-Annual Financial Statements  31

The Lazard Funds, Inc. Financial Highlights (unaudited)

LAZARD GOVERNMENT MONEY MARKET PORTFOLIO

Selected data for a share of capital stock outstanding throughout each period	Six Months Ended 6/30/26†	For the Period 10/1/25* to 12/31/25

Institutional Shares
Net asset value, beginning of period	$1.00	$1.00
Income (Loss) from investment operations:
Net investment income (loss) (a)	0.02	0.01
Net realized and unrealized gain (loss)	— (b)	— (b)
Total from investment operations	0.02	0.01
Less distributions from:
Net investment income	(0.02)	(0.01)
Total distributions	(0.02)	(0.01)
Net asset value, end of period	$1.00	$1.00
Total Return (c)	1.74%	0.96%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$1,676,247	$798,816
Ratios to average net assets (d):
Net expenses	0.20%	0.18%
Gross expenses	0.20%	0.18%
Net investment income (loss)	3.47%	3.86%

†	Unaudited
*	The Portfolio commenced operations on October 1, 2025.
(a)	Net investment income (loss) has been computed using the average shares method.
(b)	Amount is less than $0.01 per share.
(c)	Total returns reflect reinvestment of all dividends and distributions, if any. Returns for a period of less than one year are not annualized.
(d)	Annualized for a period of less than one year, except for non-recurring expenses.

The accompanying notes are an integral part of these financial statements.

32  Semi-Annual Financial Statements

LAZARD US CONVERTIBLES PORTFOLIO

Selected data for a share of capital stock outstanding	Six Months Ended	Year Ended			For the Period 12/30/22* to
throughout each period	6/30/26†	12/31/25	12/31/24	12/31/23	12/31/22

Institutional Shares
Net asset value, beginning of period	$11.94	$10.96	$10.65	$10.04	$10.00
Income (Loss) from investment operations:
Net investment income (loss) (a)	0.08	0.22	0.23	0.27	— (b)
Net realized and unrealized gain (loss)	2.27	1.60	0.32	0.74	0.04
Total from investment operations	2.35	1.82	0.55	1.01	0.04
Less distributions from:
Net investment income	(0.49)	(0.22)	(0.24)	(0.26)	—
Net realized gains	—	(0.62)	— (b)	(0.14)	—
Total distributions	(0.49)	(0.84)	(0.24)	(0.40)	—
Net asset value, end of period	$13.80	$11.94	$10.96	$10.65	$10.04
Total Return (c)	19.63%	16.94%	5.25%	10.18%	0.40%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$18,796	$17,266	$12,851	$9,108	$4,920
Ratios to average net assets (d):
Net expenses	0.75%	0.75%	0.75%	0.75%	0.75%
Gross expenses	1.61%	1.71%	1.86%	4.59%	3.08%
Net investment income (loss)	1.21%	1.90%	2.11%	2.55%	-0.75%
Portfolio turnover rate	50%	51%	38%	22%	0%

The accompanying notes are an integral part of these financial statements.

Semi-Annual Financial Statements  33

Selected data for a share of capital stock outstanding	Six Months Ended	Year Ended			For the Period 12/30/22* to
throughout each period	6/30/26†	12/31/25	12/31/24	12/31/23	12/31/22

Open Shares
Net asset value, beginning of period	$11.93	$10.97	$10.65	$10.04	$10.00
Income (Loss) from investment operations:
Net investment income (loss) (a)	0.06	0.19	0.20	0.24	— (b)
Net realized and unrealized gain (loss)	2.28	1.59	0.33	0.75	0.04
Total from investment operations	2.34	1.78	0.53	0.99	0.04
Less distributions from:
Net investment income	(0.47)	(0.20)	(0.21)	(0.24)	—
Net realized gains	—	(0.62)	— (b)	(0.14)	—
Total distributions	(0.47)	(0.82)	(0.21)	(0.38)	—
Net asset value, end of period	$13.80	$11.93	$10.97	$10.65	$10.04
Total Return (c)	19.49%	16.51%	5.08%	9.91%	0.40%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$215	$181	$157	$178	$100
Ratios to average net assets (d):
Net expenses	1.00%	1.00%	1.00%	1.00%	1.00%
Gross expenses	5.68%	4.47%	4.97%	6.63%	18.24%
Net investment income (loss)	0.95%	1.65%	1.85%	2.32%	-1.00%
Portfolio turnover rate	50%	51%	38%	22%	0%

†	Unaudited
*	The Portfolio commenced operations on December 30, 2022.
(a)	Net investment income (loss) has been computed using the average shares method.
(b)	Amount is less than $0.01 per share.
(c)	Total returns reflect reinvestment of all dividends and distributions, if any. Certain expenses of the Portfolio may have been waived or reimbursed by the Investment Manager, State Street or SS&C Global Investor and Distribution Solutions, Inc. (“SS&C GIDS”); without such waiver/reimbursement of expenses, the Portfolio’s returns would have been lower. Returns for a period of less than one year are not annualized.
(d)	Annualized for a period of less than one year, except for non-recurring expenses.

The accompanying notes are an integral part of these financial statements.

34  Semi-Annual Financial Statements

LAZARD US HIGH YIELD PORTFOLIO

Selected data for a share of capital stock outstanding	Six Months Ended	Year Ended
throughout each period	6/30/26†	12/31/25	12/31/24	12/31/23	12/31/22	12/31/21

Institutional Shares
Net asset value, beginning of period	$18.74	$17.94	$17.92	$16.93	$19.63	$19.80
Income (Loss) from investment operations:
Net investment income (loss) (a)	0.53	1.02	0.90	0.76	0.72	0.72
Net realized and unrealized gain (loss)	(0.13)	0.81	0.03	1.00	(2.69)	(0.17)
Total from investment operations	0.40	1.83	0.93	1.76	(1.97)	0.55
Less distributions from:
Net investment income	(0.54)	(1.03)	(0.91)	(0.77)	(0.73)	(0.72)
Total distributions	(0.54)	(1.03)	(0.91)	(0.77)	(0.73)	(0.72)
Net asset value, end of period	$18.60	$18.74	$17.94	$17.92	$16.93	$19.63
Total Return (b)	2.15%	10.46%	5.31%	10.65%	-10.11%	2.86%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$137,049	$123,245	$121,893	$170,290	$222,884	$299,518
Ratios to average net assets (c):
Net expenses	0.55%	0.55%	0.55%	0.55%	0.55%	0.55%
Gross expenses	0.73%	0.75%	0.73%	0.70%	0.70%	0.66%
Net investment income (loss)	5.77%	5.59%	5.00%	4.40%	4.06%	3.64%
Portfolio turnover rate	26%	14%	49%	26%	7%	30%

The accompanying notes are an integral part of these financial statements.

Semi-Annual Financial Statements  35

Selected data for a share of capital stock outstanding	Six Months Ended	Year Ended
throughout each period	6/30/26†	12/31/25	12/31/24	12/31/23	12/31/22	12/31/21

Open Shares
Net asset value, beginning of period	$18.82	$18.02	$18.00	$17.01	$19.72	$19.90
Income (Loss) from investment operations:
Net investment income (loss) (a)	0.51	0.98	0.86	0.72	0.68	0.67
Net realized and unrealized gain (loss)	(0.13)	0.81	0.03	1.00	(2.70)	(0.17)
Total from investment operations	0.38	1.79	0.89	1.72	(2.02)	0.50
Less distributions from:
Net investment income	(0.52)	(0.99)	(0.87)	(0.73)	(0.69)	(0.68)
Total distributions	(0.52)	(0.99)	(0.87)	(0.73)	(0.69)	(0.68)
Net asset value, end of period	$18.68	$18.82	$18.02	$18.00	$17.01	$19.72
Total Return (b)	2.02%	10.17%	5.05%	10.35%	-10.32%	2.55%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$2,798	$2,825	$2,610	$3,038	$2,935	$3,423
Ratios to average net assets (c):
Net expenses	0.80%	0.80%	0.80%	0.80%	0.80%	0.80%
Gross expenses	1.22%	1.13%	1.11%	1.08%	1.06%	1.00%
Net investment income (loss)	5.53%	5.34%	4.78%	4.16%	3.81%	3.39%
Portfolio turnover rate	26%	14%	49%	26%	7%	30%

The accompanying notes are an integral part of these financial statements.

36  Semi-Annual Financial Statements

Selected data for a share of capital stock outstanding	Six Months Ended	Year Ended
throughout each period	6/30/26†	12/31/25	12/31/24	12/31/23	12/31/22	12/31/21

R6 Shares
Net asset value, beginning of period	$18.80	$18.00	$17.98	$16.99	$19.69	$19.88
Income (Loss) from investment operations:
Net investment income (loss) (a)	0.54	1.03	0.90	0.77	0.77	0.73
Net realized and unrealized gain (loss)	(0.14)	0.80	0.03	0.99	(2.72)	(0.18)
Total from investment operations	0.40	1.83	0.93	1.76	(1.95)	0.55
Less distributions from:
Net investment income	(0.54)	(1.03)	(0.91)	(0.77)	(0.75)	(0.74)
Total distributions	(0.54)	(1.03)	(0.91)	(0.77)	(0.75)	(0.74)
Net asset value, end of period	$18.66	$18.80	$18.00	$17.98	$16.99	$19.69
Total Return (b)	2.15%	10.46%	5.30%	10.65%	-9.98%	2.80%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$13	$13	$12	$11	$1	$1
Ratios to average net assets (c):
Net expenses	0.55%	0.55%	0.55%	0.55%	0.55%	0.55%
Gross expenses	49.27%	25.46%	28.79%	38.30%	241.56%	231.95%
Net investment income (loss)	5.77%	5.60%	5.04%	4.47%	4.30%	3.66%
Portfolio turnover rate	26%	14%	49%	26%	7%	30%

†	Unaudited
(a)	Net investment income (loss) has been computed using the average shares method.
(b)	Total returns reflect reinvestment of all dividends and distributions, if any. Certain expenses of the Portfolio may have been waived or reimbursed by the Investment Manager, State Street or SS&C GIDS; without such waiver/reimbursement of expenses, the Portfolio’s returns would have been lower. Returns for a period of less than one year are not annualized.
(c)	Annualized for a period of less than one year.

The accompanying notes are an integral part of these financial statements.

Semi-Annual Financial Statements  37

The Lazard Funds, Inc. Notes to Financial Statements

June 30, 2026 (unaudited)

1. Organization

The Lazard Funds, Inc. was incorporated in Maryland on May 17, 1991 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. As of June 30, 2026, the Fund was comprised of eighteen no-load portfolios (each referred to as a “Portfolio”). This report includes only the financial statements of certain Portfolios. The financial statements of other Portfolios are presented separately.

The Portfolios are operated as “diversified” funds, as defined in the 1940 Act.

Each Portfolio currently offers Institutional Shares and certain Portfolios offer Open Shares and R6 Shares. Each share class is identical except as to minimum investment requirements; eligibility requirements for R6 Shares; the services offered to, and expenses borne by, each class; and the availability of Service Payments (as defined in the Fund’s prospectus).

2. Significant Accounting Policies

The accompanying financial statements are presented in conformity with GAAP. The Portfolios are investment companies and therefore apply specialized accounting guidance in accordance with Accounting Standards Codification Topic 946. The following is a summary of significant accounting policies consistently followed by the Portfolios in the preparation of the financial statements with certain exceptions which are applicable to Government Money Market’s operation as a “money market fund” pursuant to Rule 2a-7 under the 1940 Act. Specifically, Government Money Market seeks to maintain a stable NAV per share of $1.00 based on the amortized cost method of valuation. This method involves valuing an instrument at its cost and thereafter applying a constant amortization to maturity of any discount or premium, rather than at it’s current market value. Under 2a-7 the fund has to be monitored to ensure that amortized cost does not materially diverge from market value.

38  Semi-Annual Financial Statements

(a) Valuation of Investments—Bonds and other fixed-income securities that are not exchange-traded are valued on the basis of prices provided by independent pricing services which are based on, among other things, trading in securities with similar characteristics, brokers’ quotations and/or a matrix system which considers such factors as other security prices, yields and maturities.

Equity securities traded on a securities exchange or market, including exchange-traded option contracts, futures contracts, rights and warrants, and exchange-traded funds, are valued at the last reported sales price (for U.S. listed equity securities) or the closing price (for non-U.S. listed equity securities) on the exchange or market on which the security is principally traded or, for securities trading on the Nasdaq, the Nasdaq Official Closing Price. Over the counter swap agreements are valued by an independent pricing service and centrally cleared swaps are valued at the last reported sale on the clearing exchange. Forward currency contracts generally are valued using quotations from an independent pricing service. Investments in money market funds are valued at the fund’s net asset value (“NAV’’) per share. Repurchase agreements are valued at amortized cost which approximates fair value.

The Board of Directors (the “Board”) has designated Lazard Asset Management LLC (the “Investment Manager”) to perform fair value determinations pursuant to Rule 2a-5 under the 1940 Act. The Investment Manager has created a Valuation Sub-Committee of its Valuation and Liquidity Committee, which may evaluate a variety of factors to determine the fair value of securities for which market quotations are determined not to be readily available or reliable. These factors include, but are not limited to, the type of security, the value of comparable securities, observations from financial institutions and relevant news events. Input from the Investment Manager’s portfolio management team also will be considered. Using a fair value pricing methodology to price securities may result in a value that is different from the most recent closing price of a security and from the prices used by other investment companies to calculate their portfolios’ NAVs.

Semi-Annual Financial Statements  39

(b) Portfolio Securities Transactions and Investment Income—Portfolio securities transactions are accounted for on trade date. Realized gain (loss) on sales of investments are recorded on a specific identification basis. Interest income is accrued daily. A Portfolio amortizes premiums and accretes discounts on fixed-income securities using the effective yield method and mortgage-backed securities using the level yield method.

(c) Futures Contracts—Futures contracts are purchased or sold to gain exposure to, or manage exposure from, changes in the value of equity securities or foreign currencies and changes in interest rates.

Futures contracts are exchange-traded agreements between a Portfolio and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, a Portfolio is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract. Amounts pledged, which are considered restricted, are included in cash collateral pledged for futures contracts in the Statements of Assets and Liabilities.

Securities may be deposited as initial margin. If applicable, any cash deposited and held on margin is shown as cash pledged for futures contracts in the Statements of Assets and Liabilities. Pursuant to the contract, a Portfolio agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as receivables (or payables) for variation margin on open futures contracts in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the

40  Semi-Annual Financial Statements

notional amount of the contract at the time it was opened and the notional amount of the contract at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.

During the period ended June 30, 2026, US Convertibles traded in futures contracts.

(d) Swap Agreements—Interest rate swap agreements involve the exchange by a Portfolio with another party of their respective commitments to pay or receive interest with respect to the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap,” (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor,” (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the counterparty may terminate the swap transaction in whole at zero cost by a predetermined date and time prior to the maturity date, (v) spread locks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and specified benchmark, or (vi) basis swaps, under which two parties can exchange variable interest rates based on different money markets. The change in value, if any, on swap agreements is recorded as unrealized appreciation (depreciation) on swap agreements in a Portfolio’s accompanying Statement of Assets and Liabilities. Once the interim payments are settled in cash, the net amount is recorded as realized gain (loss) on swap agreements in a Portfolio’s accompanying Statement of Operations, in addition to any realized gain (loss) recorded upon the termination of swap agreements.

Semi-Annual Financial Statements  41

Upon entering into a centrally cleared swap, the Portfolio is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated in the Portfolio of Investments and cash deposited is shown as cash collateral for swaps in the Statements of Assets and Liabilities. On these transactions, the Portfolio agrees to receive from or pay to the broker variation margin. Variation margin is recorded as unrealized appreciation (depreciation) and shown as variation margin receivable (or payable) on swaps in the Statements of Assets and Liabilities. Payments received from (paid to) the counterparty, including at termination, are recorded as realized gains (losses) in the Statements of Operations.

During the period ended June 30, 2026, none of the Portfolios traded in swap agreements.

(e) Options—Put and call options purchased are accounted for in the same manner as portfolio securities. Certain options may be written with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. When a Portfolio writes an option, the premium received by the Portfolio is recorded as a liability and is subsequently adjusted to the current market value of the option written. When a Portfolio writes a call option, such option is typically “covered,” meaning that it holds the underlying instrument subject to being called by the option counterparty. When the Portfolio writes a put option, cash is segregated in an amount sufficient to cover the obligation. These amounts, which are considered restricted, are included in cash collateral in the Statements of Assets and Liabilities. If a Portfolio writes an option, it bears the market risk of an unfavorable change in the price of the security underlying the written option. The risk of loss is unlimited for uncovered written call options. For uncovered written put options, the risk of loss is limited to the difference between the strike price of the option and the premiums received upon writing the option.

42  Semi-Annual Financial Statements

During the period ended June 30, 2026, none of the Portfolios traded in options.

(f) Federal Income Taxes—The Fund’s policy is for each Portfolio to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), and to distribute all of its taxable income, including any net realized capital gains, to shareholders. Therefore, no federal income tax provision is required.

At December 31, 2025, the following Portfolios had unused realized capital loss carryovers which, for federal income tax purposes, could be used to offset future realized capital gains with no expiration date as follows:

Portfolio	Short-Term	Long-Term
US High Yield	$(4,635,215)	$(22,138,094)

During the year ended December 31, 2025, the following Portfolios utilized realized capital loss carryovers from previous years as follows:

Portfolio	Amounts
US High Yield	$174,340

Post-October capital losses or certain late-year ordinary losses, as defined by the Code, within the taxable year may be deferred and treated as occurring on the first day of the following tax year. For the tax year ended December 31, 2025, the Portfolios had no such losses to defer.

Semi-Annual Financial Statements  43

For federal income tax purposes, the aggregate cost, aggregate gross unrealized appreciation, aggregate gross unrealized depreciation and the net unrealized appreciation (depreciation) were as follows:

Portfolio	Aggregate Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Government Money Market	$1,694,989,720	$ 1,148	$ 190,008	$ (188,860)
US Convertibles	17,701,461	2,709,773	615,432	2,094,341
US High Yield	136,940,176	1,282,114	3,067,877	(1,785,763)

Management has analyzed the Portfolios’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on tax returns filed for any open tax years (or expected to be taken on future tax returns). Open tax years are those that remain subject to examination and are based on each tax jurisdiction’s statute of limitations. Each Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

(g) Dividends and Distributions—For Government Money Market and US High Yield, income dividends are normally declared each business day and paid monthly. For US Convertibles, income dividends are declared and paid quarterly. During any particular year, net realized gains from investment transactions in excess of available capital loss carryforwards would be taxable to the Portfolios, if not distributed. The Portfolios intend to declare and distribute these amounts, at least annually, to shareholders, but may be distributed more frequently in connection with income distributions. Differences in per share distributions, by class, are generally due to differences in class specific expenses.

Income and capital gains distributions are determined in accordance with federal income tax regulations which may differ from GAAP. These book/tax differences, which may result in distribution reclassifications, are primarily due to differing

44  Semi-Annual Financial Statements

treatments of foreign currency and fixed-income transactions, distribution redesignations, certain fixed-income securities and expenses, derivatives, wash sales, return of capital distributions, capital loss carryforwards, deemed dividends and paydown gain/ loss. The book/tax differences relating to shareholder distributions may result in reclassifications among certain capital accounts.

(h) Offering and Organizational Costs—Costs incurred by the Fund in connection with the offering of shares of a new Portfolio or share class of a Portfolio are deferred and amortized on a straight line basis over a twelve-month period from the date of commencement of operations of the Portfolio or share class. The Investment Manager will generally pay for any offering costs incurred by a new Portfolio and be reimbursed by that Portfolio within the amortization period. Organizational costs are expensed as incurred.

(i) Allocation of Expenses—Expenses common to the Fund, Lazard Active ETF Trust, Lazard Retirement Series, Inc., and Lazard Global Total Return and Income Fund, Inc. (each a “Lazard Fund” and collectively, the “Lazard Fund Complex”), each a registered management investment company advised by the Investment Manager, not directly chargeable to one or more specific Lazard Funds (or a series thereof, as applicable) are allocated to the Fund and among its Portfolios primarily on the basis of relative net assets. Expenses of the Fund not directly chargeable to one or more Portfolios are similarly allocated among the Portfolios primarily on the basis of relative net assets. The Portfolios accrue distribution and service (12b-1) fees to Open Shares. Each Portfolio’s income, expenses (other than class specific expenses) and realized and unrealized gains and losses are allocated proportionally each day between its classes (if applicable) based upon the relative net assets of each class.

(j) Estimates—The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets resulting from operations during the reporting period. Actual results could differ from those estimates.

Semi-Annual Financial Statements  45

(k) Net Asset Value—The NAV per share for each class of each Portfolio is determined each day the NYSE is open for trading as of the close of regular trading on the NYSE (generally 4:00 p.m. Eastern time). The Fund will not treat an intraday unscheduled disruption in NYSE trading as a closure of the NYSE, and will price its shares as of 4:00 p.m., if the particular disruption directly affects only the NYSE. The NAV per share of a class is determined by dividing the value of the total assets of the Portfolio represented by such class, less all liabilities, of such class by the total number of Portfolio shares of such class outstanding.

(l) Repurchase Agreements—Repurchase agreements are commitments to purchase a security from a counterparty who agrees to repurchase the same security at a mutually agreed upon date and price. On a daily basis, the counterparty is required to maintain eligible collateral subject to the agreement and in value no less than the agreed upon repurchase amount. Repurchase agreements may be traded bilaterally, in a tri-party arrangement or may be centrally cleared through a sponsoring agent. Subject to the custodial undertaking associated with a tri-party repurchase arrangement and for centrally cleared repurchase agreements, a third-party custodian maintains accounts to hold collateral for a portfolio and its counterparties. Typically, a portfolio and counterparty are not permitted to sell, re-pledge or use the collateral absent a default by the counterparty or the portfolio, respectively. The Portfolio’s, along with other registered investment companies advised by the Investment Manager, may transfer uninvested cash into a single joint trading account which is then invested in one or more repurchase agreements.

During the period ended June 30, 2026, Government Money Market entered into repurchase agreements.

3. Investment Management, Administration, Custody, Distribution and Transfer Agency Agreements

The Fund, on behalf of the Portfolios, has entered into an investment management agreement (the “Management Agreement”) with the Investment Manager. Pursuant to the Management Agreement, the Investment Manager manages the

46  Semi-Annual Financial Statements

investment operations and the assets of each Portfolio, including the purchase, retention and disposition thereof, in accordance with the Portfolio’s investment objectives, policies, and restrictions, and provides the Portfolios with administrative, operational and compliance assistance services. For its services provided to the Portfolios, the Investment Manager earns a management fee, accrued daily as a percentage of each Portfolio’s average daily net assets and payable by each Portfolio monthly, at the annual rate set forth below:

Portfolio	Annual Rate
Government Money Market	0.15%
US Convertibles	0.60
US High Yield	0.55

The Investment Manager has voluntarily agreed to waive its fees and, if necessary, reimburse each Portfolio until May 1, 2027 (or such other date as indicated below) if the aggregate direct expenses of a Portfolio, exclusive of taxes, brokerage, interest on borrowings, fees and expenses of “Acquired Funds” (as defined in Form N-1A), fees and expenses related to filing foreign tax reclaims and extraordinary expenses, exceed an applicable percentage of the value of the Portfolio’s average daily net assets set forth opposite the Portfolio’s name in the table below. The Portfolio, may deduct from the payment to be made to the Investment Manager under the Management Agreement, or the Investment Manager will bear, such excess expenses.

Portfolio	Institutional Shares	Open Shares		R6 Shares
Government Money Market (a)	0.25%	N/A	%	N/A	%
US Convertibles	0.75	1.00		N/A
US High Yield (b)	0.55	0.80		0.55

(a)	This agreement will continue in effect until September 30, 2027.
(b)	This agreement will continue in effect until May 1, 2036 for R6 Shares.

In addition, until May 1, 2027, to the extent the “Total Annual Fund Operating Expenses” (as used in Form N-1A) of the R6 Shares of a Portfolio exceed the Total Annual Fund Operating Expenses of the Portfolio’s Institutional Shares (in each case, not including management fees, custodial fees or other expenses related to the

Semi-Annual Financial Statements  47

management of the Portfolio’s assets), the Investment Manager will bear the expenses of the R6 Shares in the amount of such excess.

Additionally, each Portfolio may invest in other investment companies managed by the Investment Manager. The Portfolio deducts any fees charged by such investment company from the payment to be made to the Investment Manager under the Management Agreement.

During the period ended June 30, 2026, the Investment Manager waived its management fees and reimbursed the following Portfolios for other expenses as follows:

	Institutional Shares		Open Shares
Portfolio	Management Fees Waived	Expenses Reimbursed	Management Fees Waived	Expenses Reimbursed
US Convertibles	$ 52,580	$22,250	$ 591	$4,024
US High Yield	119,383	—	5,779	—

	R6 Shares
Portfolio	Management Fees Waived	Expenses Reimbursed
US High Yield	$35	$3,107

The aforementioned waivers and/or reimbursements are not subject to recoupment by the Investment Manager.

State Street Bank and Trust Company (“State Street”) serves as the Fund’s custodian and provides the Fund with certain administrative services.

The Fund has a distribution agreement with Lazard Asset Management Securities LLC (the “Distributor”), a wholly-owned subsidiary of the Investment Manager, to serve as the distributor for shares of each Portfolio. The Distributor bears, among other expenses, the cost of preparing and distributing materials used by the Distributor in connection with its offering Portfolio shares and other advertising and promotional expenses.

Under a distribution and servicing plan adopted pursuant to Rule 12b-1 under the 1940 Act, each Portfolio pays a monthly fee to the Distributor, at an annual rate of 0.25% of the average daily

48  Semi-Annual Financial Statements

net assets of its Open Shares, for certain distribution activities and providing services to holders of the Portfolio’s Open Shares. The Distributor may make payments to third parties such as financial institutions, securities dealers and other industry professionals in respect of these services.

SS&C GIDS is the Fund’s transfer agent and dividend disbursing agent.

4. Directors’ Compensation

The Statements of Operations show the fees and expenses paid by each Portfolio to the Independent Directors of the Fund (an “Independent Director” is a Director who is not an “interested person” (as defined in the 1940 Act)). Certain Directors of the Fund are officers of the Investment Manager, and such “interested persons” of the Fund are not compensated by the Portfolios. Directors do not receive benefits from the Fund pursuant to any pension, retirement or similar arrangement.

5. Securities Transactions and Transactions with Affiliates

Purchases and sales of portfolio securities (excluding short-term investments) for the period ended June 30, 2026 were as follows:

Portfolio	Purchases	Sales
US Convertibles	$ 8,606,356	$ 9,735,780
US High Yield	49,225,050	35,377,271

At June 30, 2026, the Investment Manager and the Lazard Fund Complex collectively owned 99.73% and 42.83% of the outstanding shares of Government Money Market and US Convertibles respectively.

For the period ended June 30, 2026, the Portfolios did not engage in any cross-trades in accordance with Rule 17a-7 under the 1940 Act, and no brokerage commissions were paid to affiliates of the Investment Manager or other affiliates of the Fund for portfolio transactions executed on behalf of the Fund.

Semi-Annual Financial Statements  49

A summary of the Fund’s transactions in Lazard mutual funds for the period ended June 30, 2026 is as follows:

Issuer	Values at December 31, 2025	Purchase cost	Sales proceeds	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Dividend income	Shares at June 30, 2026	Values at June 30, 2026
US Convertibles
Lazard Government Money Market Portfolio	$762,304	$2,885,378	$(2,711,402)	$—	$—	$12,999	936,280	$936,280
US High Yield
Lazard Government Money Market Portfolio	$2,253,644	$36,348,550	$(38,311,889)	$—	$—	$39,608	290,305	$290,305

6. Line of Credit

The Fund and the Lazard Active ETF Trust had a $100 million committed line of credit (the “Line of Credit”) with State Street, primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Interest on borrowings is payable at 1.00% plus the “Applicable Rate,” which is the higher of (a) the Federal Funds Rate plus 10 basis points and (b) the Overnight Bank Funding Rate (OBFR) plus 10 basis points, on an annualized basis. Under the terms of the Line of Credit, the Fund has agreed to pay a 0.20% per annum fee on the unused portion of the commitment, payable quarterly in arrears. The Fund has also agreed to pay an upfront fee of 0.05% of the committed line amount. Costs for the unused portion of the commitment and the upfront fee are allocated among the Funds and among their Portfolios primarily on the basis of relative net assets. During the period ended June 30, 2026, the following Portfolios had borrowings under the Line of Credit as follows:

Portfolio	Average Daily Loan Balance*	Maximum Daily Loan Outstanding	Weighted Average Interest Rate	Number of Days Borrowings were Outstanding
US High Yield	$324,248	$324,248	4.73%	3

*	For days borrowings were outstanding.

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Management believes that the fair value of the liabilities under the Line of Credit is equivalent to the recorded amount based on its short-term maturity and interest rate, which fluctuates with the Applicable Rate. A Portfolio’s outstanding balance under the Line of Credit, if any, would be categorized as Level 2.

7. Investment Risks

Not all risks described below apply to all Portfolios, or may not apply to the same degree for one or more Portfolios compared to one or more other Portfolios. In addition, not all risks applicable to an investment in a Portfolio are described below. Please see the current summary prospectus for the relevant Portfolio(s) or a current Portfolio prospectus for further information regarding a Portfolio’s investment strategy and related risks.

(a) Market Risk—A Portfolio may incur losses due to declines in one or more markets in which it invests. These declines may be the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s). To the extent that such developments impact specific industries, market sectors, countries or geographic regions, a Portfolio’s investments in such industries, market sectors, countries and/or geographic regions can be expected to be particularly affected, especially if such investments are a significant portion of its investment portfolio. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect a Portfolio. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers worldwide. As a result, local, regional or global events such as war or military conflict, acts of terrorism, the spread of infectious illness or other public health issues, social unrest, natural disasters, extreme weather, other geological events, man-made disasters, supply chain disruptions, market manipulation, deflation, inflation, government defaults, government shutdowns, the imposition of sanctions or other similar measures, recessions or other events could have a significant negative impact on global economic and market conditions. For example, a public health

Semi-Annual Financial Statements  51

or other emergency and aggressive responses taken by many governments or voluntarily imposed by private parties, including closing borders, restricting travel and imposing prolonged quarantines or similar restrictions, as well as the closure of, or operational changes to, many retail and other businesses, may have severe negative impacts on markets worldwide. Additionally, general market conditions may affect the value of a Portfolio’s securities, including changes in interest rates, currency rates or monetary policies. Furthermore, the imposition of tariffs, trade restrictions, currency restrictions or similar actions (or retaliatory measures taken in response to such actions), or the threat or potential of one or more such events and developments, could lead to price volatility and overall declines in the U.S. and global investment markets.

(b) Fixed-Income and Debt Securities Risk—The market value of a debt security may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The debt securities market can be susceptible to increases in volatility and decreases in liquidity. Liquidity can decline unpredictably in response to overall economic conditions or credit tightening.

Prices of bonds and other debt securities tend to move inversely with changes in interest rates. Interest rate risk is usually greater for fixed-income securities with longer maturities or durations. A rise in interest rates (or the expectation of a rise in interest rates) may result in periods of volatility, decreased liquidity and increased redemptions, and, as a result, a Portfolio may have to liquidate portfolio securities at disadvantageous prices.

A Portfolio’s investments in lower-rated, higher-yielding securities (“junk bonds”) are subject to greater credit risk than its higher-rated investments. Credit risk is the risk that the issuer will not make interest or principal payments, or will not make payments on a timely basis. Non-investment grade securities tend to be more volatile, less liquid and are considered speculative.

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If there is a decline, or perceived decline, in the credit quality of a debt security (or any guarantor of payment on such security), the security’s value could fall, potentially lowering a Portfolio’s share price. The prices of non-investment grade securities, unlike investment grade debt securities, may fluctuate unpredictably and not necessarily inversely with changes in interest rates. The market for these securities may be less liquid and therefore these securities may be harder to value or sell at an acceptable price, especially during times of market volatility or decline.

Some debt securities may give the issuer the option to call, or redeem, the securities before their maturity, and during a time of declining interest rates, a Portfolio may have to reinvest the proceeds of called or redeemed securities in an investment offering a lower yield (and the Portfolio may not fully benefit from any increase in the value of its portfolio holdings as a result of declining interest rates).

Adjustable rate securities provide a Portfolio with a certain degree of protection against rises in interest rates, although adjustable rate securities will participate in any declines in interest rates. Certain adjustable rate securities, such as those with interest rates that fluctuate directly or indirectly based on multiples of a stated index, are designed to be highly sensitive to changes in interest rates and can subject the holders thereof to extreme reductions of yield and possibly loss of principal. Certain fixed-income securities may be issued at a discount from their face value (such as zero coupon securities) or purchased at a price less than their stated face amount or at a price less than their issue price plus the portion of “original issue discount” previously accrued thereon, i.e., purchased at a “market discount.” The amount of original issue discount and/or market discount on certain obligations may be significant, and accretion of market discount together with original issue discount will cause a Portfolio to realize income prior to the receipt of cash payments with respect to these securities.

(c) Derivatives and Hedging Risk—Derivatives and other similar transactions, including those entered into for hedging purposes (i.e., seeking to protect Portfolio investments), may

Semi-Annual Financial Statements  53

increase volatility, reduce returns, limit gains or magnify losses, perhaps substantially, particularly since most derivatives have a leverage component that provides investment exposure in excess of the amount invested. Swap agreements and other over-the-counter derivatives transactions are subject to the risks of the creditworthiness of and default by the counterparty and consequently may lose all or a portion of their value due solely to the creditworthiness of or default by the counterparty. Over-the-counter derivatives frequently may be illiquid and difficult to value. Changes in liquidity may result in significant, rapid and unpredictable changes in the prices for derivatives. These derivatives transactions, as well as the exchange-traded futures and options in which a Portfolio may invest, are subject to many of the risks of, and can be highly sensitive to changes in the value of the related reference asset, index or rate. As such, a small investment could have a potentially large impact on a Portfolio’s performance. In fact, many derivatives may be subject to greater risks than those associated with investing directly in the underlying or other reference asset. Derivatives transactions incur costs, either explicitly or implicitly, which reduce returns, and costs of engaging in such transactions may outweigh any gains or any losses averted from hedging activities. Successful use of derivatives, whether for hedging or for other investment purposes, is subject to the Investment Manager’s ability to predict correctly movements in the direction of the relevant reference asset or market and, for hedging activities, correlation of the derivative instruments used with the investments seeking to be hedged. Use of derivatives transactions, even when entered into for hedging purposes, may cause a Portfolio to experience losses greater than if the Portfolio had not engaged in such transactions. When the Portfolio enters into derivatives transactions, it may be required to post margin and make settlement payments while the positions are open, and the Portfolio may have to sell a security at a disadvantageous time or price to meet such obligations. Derivatives transactions are also subject to operational and legal risk.

(d) Structured Products Risk—Structured notes and other structured products are privately negotiated debt instruments where the principal and/or interest is determined by reference to

54  Semi-Annual Financial Statements

a specified asset, market or rate, or the differential performance of two assets or markets. Structured products can have risks of both fixed-income securities and derivatives transactions. Derivatives transactions may increase volatility or reduce returns, perhaps substantially, particularly since most derivatives have a leverage component that provides investment exposure in excess of the amount invested, and they are subject to many of the risks of, and can be highly sensitive to changes in the value of, the related reference asset, market or rate. As such, a small investment could have a potentially large impact on a Portfolio’s performance. Use of derivatives transactions may cause a Portfolio to experience losses greater than if a Portfolio had not engaged in such transactions.

(e) Mortgage-Related and Asset-Backed Securities Risk—Mortgage-related securities are complex instruments, subject to both credit and prepayment risk, and may be more volatile and less liquid, and more difficult to price accurately, than more traditional debt securities. Mortgage-related securities generally are subject to credit risks associated with the performance of the underlying mortgage properties. Prepayment risk can lead to fluctuations in value of the mortgage-related security which may be pronounced. As with other interest-bearing securities, the prices of certain mortgage-related securities are inversely affected by changes in interest rates. However, although the value of a mortgage-related security may decline when interest rates rise, the converse is not necessarily true, since during periods of declining interest rates the mortgages underlying the security are more likely to be prepaid.

The risks of asset-backed securities are similar to those of mortgage-related securities. However, asset-backed securities present certain risks that are not presented by mortgage-related securities. Primarily, these securities may provide a Portfolio with a less effective security interest in the related collateral than do mortgage-related securities.

(f) Preferred Securities Risk—There are various risks associated with investing in preferred securities. In addition, unlike common stock, participation in the growth of an issuer may be limited.

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●	Credit risk is the risk that a security held by a Portfolio will decline in price or the issuer of the security will fail to make dividend, interest or principal payments when due because the issuer experiences a decline in its financial status.

●	Interest rate risk is the risk that securities will decline in value because of changes in market interest rates. When market interest rates rise, the market value of such securities generally will fall.

●	Preferred securities may include provisions that permit the issuer, at its discretion, to defer or omit distributions for a stated period without any adverse consequences to the issuer.

●	Preferred securities are generally subordinated to bonds and other debt instruments in an issuer’s capital structure in terms of having priority to corporate income, claims to corporate assets and liquidation payments, and therefore will be subject to greater credit risk than more senior debt instruments.

●	During periods of declining interest rates, an issuer may be able to exercise an option to call, or redeem its issue at par earlier than the scheduled maturity. If this occurs during a time of lower or declining interest rates, a Portfolio may have to reinvest the proceeds in lower yielding securities (and the Portfolio may not benefit from any increase in the value of its portfolio holdings as a result of declining interest rates).

●	Certain preferred securities may be substantially less liquid than many other securities, such as common stocks or U.S. government securities. Illiquid securities involve the risk that the securities will not be able to be sold at the time desired by a Portfolio or at prices approximating the value at which the Portfolio is carrying the securities on its books.

(g) Government Securities Risk—Not all obligations of the U.S. government, its agencies and instrumentalities are backed by the full faith and credit of the U.S. Treasury. Some obligations are backed only by the credit of the issuing agency or instrumentality, and in some cases there may be some risk of default by the issuer.

56  Semi-Annual Financial Statements

Any guarantee by the U.S. government or its agencies or instrumentalities of a security held by a Portfolio does not apply to the market value of such security or to shares of the Portfolio itself. A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity.

(h) Repurchase Agreements Risk—The Portfolio may enter into certain types of repurchase agreements. Under a repurchase agreement, the seller agrees to repurchase a security (typically a security issued or guaranteed by the U.S. Government) at a mutually agreed upon time and price. This is intended to insulate the Portfolio from changes in the market value of the security during the period. Repurchase agreements carry certain risks not associated with direct investments in securities, including a possible decline in the market value of the underlying obligations. If their value becomes less than the repurchase price, plus any agreed-upon additional amount, the counterparty must provide additional collateral so that at all times the collateral is at least equal to the repurchase price plus any agreed-upon additional amount. If the seller or guarantor becomes insolvent, the Portfolio may suffer delays, costs and possible losses in connection with the disposition of collateral.

(i) Stable Net Asset Value Risk—There is no assurance that the Lazard Government Money Market Portfolio will meet its investment objective of maintaining a net asset value (“NAV”) of $1.00 per share on a continuous basis. Furthermore, there can be no assurance that the Portfolio’s affiliates will purchase distressed assets from the Fund, make capital infusions, enter into capital support agreements or take other actions to ensure that the Portfolio maintains a NAV of $1.00 per share. In the event any money market fund fails to maintain a stable NAV, other money market funds, including the Portfolio, could face a universal risk of increased redemption pressures, potentially jeopardizing the stability of their NAVs. In general, certain other money market funds have in the past failed to maintain stable NAVs and there can be no assurance that such failures and resulting redemption pressures will not occur in the future.

Semi-Annual Financial Statements  57

(j) Cybersecurity Risk—The Portfolios and their service providers are susceptible to operational and information security and related risks of cybersecurity incidents. Cybersecurity attacks include, but are not limited to, gaining unauthorized access to digital systems (e.g., through “hacking” or malicious software coding) for purposes of misappropriating assets or sensitive information, corrupting data or causing operational disruption. Geopolitical tensions may increase the scale and sophistication of deliberate attacks, particularly those from nation-states or from entities with nation-state backing. Cybersecurity incidents affecting the Investment Manager, transfer agent or custodian or other service providers such as financial intermediaries have the ability to cause disruptions and impact business operations, potentially resulting in financial losses, including by impediments to a Portfolio’s investment trading; the inability of Portfolio shareholders to purchase and redeem Portfolio shares; interference with a Portfolio’s ability to calculate its NAV; violations of applicable privacy, data security or other laws; regulatory fines and penalties; reputational damage; reimbursement or other compensation or remediation costs; legal fees; or additional compliance costs. Similar adverse consequences could result from cybersecurity incidents affecting issuers of securities in which a Portfolio invests; counterparties with which a Portfolio engages in transactions; governmental and other regulatory authorities, exchange and other financial market operators; and banks, brokers, dealers, insurance companies and other financial institutions and other parties. There are inherent limitations in any cybersecurity risk management systems or business continuity plans, including the possibility that certain risks have not been identified.

8. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnification provisions. A Portfolio’s maximum exposure under these arrangements is unknown. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

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9. Fair Value Measurements

Fair value is defined as the price that a Portfolio would receive to sell an asset, or would pay to transfer a liability, in an orderly transaction between market participants at the date of measurement. The Fair Value Measurements and Disclosures provisions of GAAP also establish a framework for measuring fair value, and a three-level hierarchy for fair value measurement that is based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer, broadly, to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions that market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability, developed based on the best information available in the circumstances. The fair value measurement level within the fair value hierarchy for the assets and liabilities of the Fund is based on the lowest level of any input that is significant to the overall fair value measurement. The three-level hierarchy of inputs is summarized below:

●	Level 1 – unadjusted quoted prices in active markets for identical assets and liabilities

●	Level 2 – other significant observable inputs (including unadjusted quoted prices for similar assets and liabilities, interest rates, prepayment speeds, credit risk, etc.)

●	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of assets and liabilities)

Changes in valuation methodology or inputs may result in transfers into or out of the current assigned level within the hierarchy. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in these securities.

Semi-Annual Financial Statements  59

The following table summarizes the valuation of the Portfolios’ assets and liabilities by each fair value hierarchy level as of June 30, 2026:

Description	Unadjusted Quoted Prices in Active Markets for Identical Assets and Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Balance as of June 30, 2026
Government Money Market Portfolio
U.S. Government Securities	$—	$303,433,935	$—	$303,433,935
U.S. Treasury Securities	—	400,796,925	—	400,796,925
Repurchase Agreements	—	990,570,000	—	990,570,000
Total	$—	$1,694,800,860	$—	$1,694,800,860
US Convertibles Portfolio
Convertible Corporate Bonds*	$—	$15,319,623	$—	$15,319,623
Preferred Stocks*	3,539,899	—	—	3,539,899
Short-Term Investments	936,280	—	—	936,280
Total	$4,476,179	$15,319,623	$—	$19,795,802
US High Yield Portfolio
Corporate Bonds*	$—	$134,864,108	$—	$134,864,108
Short-Term Investments	290,305	—	—	290,305
Total	$290,305	$134,864,108	$—	$135,154,413

*	Portfolio holdings are disclosed on an individual basis in the Portfolios of Investments.

Certain Level 2 securities were valued based on reference to similar securities that were trading on active markets.

An investment may be classified as a Level 3 investment if events (e.g., company announcements, market volatility, or natural disasters) occur that are expected to materially affect the value of the investment or if a price is not available through a pricing source in the Fund’s pricing matrix. In this case, the investment will be valued by the Valuation Sub-Committee, reflecting its fair market value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Valuation Sub-Committee include, but are not limited to, valuation techniques such as using

60  Semi-Annual Financial Statements

theoretical ex-rights price models, applying a change in price from a market proxy to a halted security, or determining the intrinsic value of securities.

When determining the price for Fair Valued Investments, the Valuation Sub-Committee seeks to determine the price that each affected Portfolio might reasonably expect to receive or pay from the current sale or purchase of the Fair Valued Investment in an arm’s-length transaction. Any fair value determinations shall be based upon all available information and factors that the Valuation Sub-Committee deems relevant and consistent with the principles of fair value measurements.

10. Derivative Instruments

US Convertibles used derivative instruments, including futures contracts.

US Convertibles futures transactions to hedge against changes in interest rates, securities prices, and/or currency exchange rates, to increase total return, or to otherwise gain access or attain exposure to certain markets or other underliers.

During the period ended June 30, 2026, the approximate average monthly notional exposure for derivative instruments was as follows:

Futures contracts:
Average notional value of contracts – long	$2,400,000*

*	Represents average monthly notional exposure for four months the derivative instrument was open during the period.

The effect of derivative instruments on the Statements of Operations for the period ended June 30, 2026 was:

Net Realized Gain (Loss) from:	Equity Contracts	Interest Rate Contracts	Total
Futures contracts	$(29,067)	$(37,671)	$(66,738)

Net Change in Unrealized Appreciation (Depreciation) on:	Equity Contracts	Interest Rate Contracts	Total
Futures contracts	$11,940	$1,533	$13,473

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As of June 30, 2026, none of the Portfolios held derivative instruments that are eligible for offset in their Statements of Assets and Liabilities and are subject to master netting arrangements. A master netting arrangement is an agreement between two counterparties who have multiple contracts with each other that provides for the net settlement of all contracts, as well as any cash collateral, through a single payment in the event of default on, or termination of, any one contract.

Repurchase agreements are entered into by a fund under Master Repurchase Agreements (each, an “MRA”). The MRA permits the fund, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables with collateral held by and/or posted to the counterparty. As a result, one single net payment is created. Bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of the MRA counterparty’s bankruptcy or insolvency. Based on the terms of the MRA, the fund receives collateral with a market value in excess of the repurchase price at maturity. Upon a bankruptcy or insolvency of the MRA counterparty, the fund would recognize a liability with respect to such excess collateral. The liability reflects the fund’s obligation under bankruptcy law to return the excess to the counterparty.

11. Segment Reporting

The Chief Operating Officer of the Investment Manager acts as the chief operating decision maker (“CODM”) for the Fund, which includes multiple portfolios with distinct investment objectives and investment strategies outlined in the prospectus. Each Portfolio operates as a single operating segment, the operating results are regularly reviewed by the CODM for resource allocation and performance assessment. The financial information provided to and reviewed by the CODM is presented within each segment’s financial statements.

12. Subsequent Events

On June 30, 2026, the Board approved a Plan of Reorganization providing for the tax-free reorganization of US High Yield into Lazard US High Yield ETF, a series of Lazard Active ETF Trust, which is anticipated to occur on or about November 6, 2026.

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The Lazard Funds, Inc. Other Information (unaudited)

Proxy Voting

A description of the policies and procedures used to determine how proxies relating to portfolio securities are voted is available (1) without charge, upon request, by calling (800) 823-6300 or (2) on the Securities and Exchange Commission (the “SEC”) website at https://www.sec.gov.

The proxy voting record for the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling (800) 823-6300 or (2) on the SEC’s website at https://www.sec.gov. Information as of June 30 each year will generally be available by the following August 31.

Schedule of Portfolio Holdings

The Fund files the complete schedule of each Portfolio’s holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Form N-PORT reports are available on the SEC’s website at https://www.sec.gov.

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The Lazard Funds, Inc. Additional Information (unaudited)

Changes in and Disagreements with Accountants (N-CSR Item 8)

This information is not applicable for the reporting period.

Proxy Disclosures (N-CSR Item 9)

This information is not applicable for the reporting period.

Remuneration Paid to Directors, Officers, and Others (N-CSR Item 10)

This information can be found in N-CSR Item 7, Note 4.

Statement Regarding Basis for Approval of Investment Advisory Contract (N-CSR Item 11)

Board Consideration of Management Agreement

At a meeting of the Board held on June 30, 2026 (the “Meeting”), the Board considered the approval of the Management Agreement between Lazard Active ETF Trust (“LAE”), on behalf of Lazard Hybrid Financial Income ETF (“HYFY”), Lazard Non-Dollar Active Income ETF (“XDLR”) and Lazard US High Yield ETF (“HYB”) (each, a “Portfolio” and together, the “Portfolios”), and the Investment Manager. The Independent Trustees were assisted in their review by independent legal counsel, who advised the Board on relevant legal standards and met with the Independent Trustees in executive sessions separate from representatives of the Investment Manager. At the Meeting, the Trustees also approved an Agreement and Plan of Reorganization pursuant to which Lazard US High Yield Portfolio (the “Predecessor Fund”), a mutual fund series of The Lazard Funds, Inc. managed by the Investment Manager, would be reorganized with and into HYB.

Representatives of the Investment Manager discussed with the Board the Investment Manager’s written materials provided in advance of the Meeting relating to the organization of the Portfolios. Certain information was provided by reference to information presented by the Investment Manager in connection with the Board’s consideration of the renewal of the management agreement between LAE, on behalf of its existing portfolios, and the Investment Manager at the Meeting and at a meeting held on May 27, 2026.

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Services Provided

The Investment Manager’s materials addressed, among other matters, the nature, extent and quality of services that the Investment Manager would provide to each Portfolio, including a discussion of the Investment Manager and its clients (of which the existing Lazard Funds complex of 29 active funds comprised approximately $26.3 billion of the approximately $259.2 billion of total assets under the management of the Investment Manager and its global affiliates as of March 31, 2026). The Board also received presentations at the Meeting on the investment strategy to be employed for each Portfolio.

The Board considered the various services to be provided by the Investment Manager, including the Investment Manager’s research, portfolio management and trading capabilities and oversight of day-to-day operations, including supervision of fund accounting and administration-related services and assistance in meeting legal and regulatory requirements, as well as regular reporting to, and support of, the Board. The Investment Manager’s representatives stated that the Investment Manager believes that each Portfolio and its respective shareholders would be able to obtain significant benefits as a result of the resources and support of the Investment Manager’s global research, portfolio management, trading, operations, risk management, technology and legal and compliance infrastructure. The Board also considered information provided by the Investment Manager regarding its resources relevant to providing services pursuant to the Management Agreement; the qualifications, experience and other information regarding senior management and key professional personnel responsible for providing services to the Portfolios; the adequacy of the Investment Manager’s staffing to provide services pursuant to the Management Agreement; the distribution channels and the relationships with various intermediaries; marketing and shareholder servicing activities on behalf of funds in the Lazard Funds complex, which would include the Portfolios; and the Investment Manager’s financial condition. The Board accepted the assertion of representatives of the Investment Manager that each Portfolio would be expected to benefit from the services and infrastructure provided by the Investment Manager and that such services and infrastructure

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would be greater than those typically provided to a fund complex of comparable size not managed by a large, global firm such as the Investment Manager.

Comparative Fee, Expense Ratio and Performance Information

ISS Advisory Fee and Expense Ratio Comparisons. The Board reviewed, for each Portfolio, information prepared by Institutional Shareholder Services, Inc. (“ISS”), an independent provider of investment company data, including, among other information, each Portfolio’s proposed contractual advisory fee (i.e., without giving effect to any fee waivers) and net expense ratio, compared to those of groups of funds not advised by the Investment Manager that were selected by ISS as comparable to each Portfolio for expense comparison purposes, based on ISS’s methodology (the “Expense Peer Groups”1). The Board considered the comparisons and additional perspectives in information prepared by, and in discussions with, representatives of the Investment Manager. The Board considered the terms of, and scope of services that the Investment Manager would provide under, the Management Agreement, including, where applicable, (i) the Investment Manager’s agreement to pay all of the direct expenses of each Portfolio (except for the fee payment under the Management Agreement, acquired fund fees and expenses, interest expense, offering costs, trading expenses, taxes and extraordinary expenses); and (ii) the Investment Manager’s agreement to pay a portion of each Portfolio’s offering costs during the Portfolio’s first year of operations to prevent offering costs borne by each Portfolio from exceeding agreed upon limits.

The results of the ISS comparisons showed that the advisory fee and net expense ratio of each Portfolio were generally competitive within each Portfolio’s respective Expense Peer Group.

1	The ISS materials outlined the process for constructing the Expense Peer Groups. Representatives of the Investment Manager and independent legal counsel had previously discussed with the Board in further detail the methodology used by ISS in constructing Expense Peer Groups, including how the methodology could affect the results of comparisons.

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Other Accounts Advisory Fee Comparison. The Board also considered the actual advisory fees paid to the Investment Manager by other accounts of the Investment Manager that are comparable to each Portfolio in terms of investment objectives, strategies and policies, if any (including other investment companies and other pooled investment vehicles, “Other Accounts”). The Investment Manager reported to the Board that it did not manage any other funds or accounts that utilize the same investment strategy as HYFY or XDLR. Consequently, there was no advisory fee or performance of such funds or accounts for the Board to consider. The Board considered the performance of the Predecessor Fund and also noted that, the proposed management fee rate of HYB represents a reduction compared to the Predecessor Fund’s management fee.

Investment Manager Profitability and Economies of Scale

Representatives of the Investment Manager noted that because each Portfolio is newly formed, has not commenced operations and the eventual aggregate amount of each Portfolio’s assets was uncertain, specific information concerning the cost of services to be provided to each Portfolio and the estimated profitability percentage of the Management Agreement with LAE, on behalf of each Portfolio, to the Investment Manager and its affiliates from their relationships with each Portfolio and economies of scale would be subject to a number of assumptions and would be speculative and not meaningful. The Investment Manager representatives stated that they did not expect the Investment Manager to realize any profits on each Portfolio initially, noting the Investment Manager’s agreement to pay a portion of each Portfolio’s offering costs during each Portfolio’s first year of operations. Representatives of the Investment Manager reviewed with the Board information provided on the Investment Manager’s brokerage and soft dollar practices. The Investment Manager’s representatives stated that neither the Investment Manager nor its affiliates were expected to receive any significant ancillary benefits from the Investment Manager acting as investment manager to the Portfolios other than the benefit of soft dollar commissions in connection with managing the Portfolios. The representatives of the Investment Manager stated that the Investment Manager intends to pay for each Portfolio’s distribution expenses out of its resources under the unitary fee structure.

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Conclusions and Determinations

At the conclusion of the discussions at the Meeting, the Board expressed the opinion that it had been furnished with such information as may reasonably be necessary to make an informed business decision with respect to the evaluation of the Management Agreement with LAE, on behalf of the Portfolios. In evaluating the Management Agreement with LAE, on behalf of the Portfolios, the Board relied on the information described above as well as other information provided by the Investment Manager. The Board also relied on its previous knowledge, gained through meetings and other interactions with the Investment Manager, of the Investment Manager and the services provided by the Investment Manager to funds overseen by the Board in the Lazard Funds complex. Based on its discussions and considerations as described above, with the assistance of independent legal counsel and in the exercise of its business judgment, the Board made the following conclusions and determinations.

●	The Board concluded that the nature, extent and quality of the services to be provided by the Investment Manager are adequate and appropriate, noting the benefits of the significant services and infrastructure associated with the Investment Manager’s global asset management business.

●	The Board concluded that each Portfolio’s fee to be paid to the Investment Manager was supported by the factors considered by the Board in light of the totality of the services to be provided as discussed above.

●	The Board recognized that potential economies of scale may be realized, particularly as the assets of each Portfolio increase over time, and determined that it would continue to consider the potential for material economies of scale and how they could be shared with investors.

68  Semi-Annual Financial Statements

The Board considered these conclusions and determinations in their totality as well as other relevant factors and determined to approve the Management Agreement with LAE, on behalf of the Portfolios. In deciding whether to vote to approve the Management Agreement with LAE, on behalf of the Portfolios, each Trustee may have accorded different weights to different factors so that each Trustee may have had a different basis for his or her decision.

Semi-Annual Financial Statements  69

The Lazard Funds, Inc.

30 Rockefeller Plaza
New York, New York 10112-6300
Telephone: 800-823-6300
www.lazardassetmanagement.com

Investment Manager

Lazard Asset Management LLC
30 Rockefeller Plaza
New York, New York 10112-6300
Telephone: 800-823-6300

Distributor

Lazard Asset Management Securities LLC
30 Rockefeller Plaza
New York, New York 10112-6300

Custodian

State Street Bank and Trust Company
One Iron Street
Boston, Massachusetts 02210-1641

Transfer Agent, Registrar and Dividend Disbursing Agent

SS&C Global Investor and Distribution Solutions, Inc.
2000 Crown Colony Drive
Quincy, Massachusetts 02169-0953
Telephone: 617-483-7000

Independent Registered Public Accounting Firm

Deloitte & Touche LLP
30 Rockefeller Plaza
New York, New York 10112-0015

Legal Counsel

Dechert LLP
1095 Avenue of the Americas
New York, New York 10036-6797

Lazard Asset Management LLC • 30 Rockefeller Plaza • New York, NY 10112 • www.lazardassetmanagement.com

Performance information as of the most recent month end is available online at www.lazardassetmanagement.com. LZDPS026

Lazard Funds

Semi-Annual

Financial Statements

June 30, 2026

Multi-Asset Funds

Lazard Enhanced Opportunities Portfolio

Lazard Opportunistic Strategies Portfolio

Lazard Real Assets Portfolio

The Lazard Funds, Inc. Table of Contents

2	Portfolios of Investments (N-CSR Item 7)
2	Lazard Enhanced Opportunities Portfolio
33	Lazard Opportunistic Strategies Portfolio
36	Lazard Real Assets Portfolio
45	Abbreviations (N-CSR Item 7)
46	Statements of Assets and Liabilities (N-CSR Item 7)
50	Statements of Operations (N-CSR Item 7)
54	Statements of Changes in Net Assets (N-CSR Item 7)
58	Financial Highlights (N-CSR Item 7)
67	Notes to Financial Statements (N-CSR Item 7)
106	Other Information (N-CSR Item 7)
107	Additional Information (N-CSR Items 8-11)

Please consider a Portfolio’s investment objective, risks, charges and expenses carefully before investing. For more complete information about The Lazard Funds, Inc. (the “Fund”), you may obtain a prospectus or the Portfolio’s summary prospectus by calling 800-823-6300, or online, at https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/mutual-funds#documents. Read the prospectus or the Portfolio’s summary prospectus carefully before you invest. The prospectus and a Portfolio’s summary prospectus contain the investment objective, risks, charges, expenses and other information about the Portfolio, which are not detailed in this report.

Many states have abandoned property laws that require mutual fund companies to have evidence of contact from shareholders at least every three years. Please log into any investment accounts that you may have or contact the Fund by calling 800-823-6300 to ensure that your account stays active.

Distributed by Lazard Asset Management Securities LLC.

Semi-Annual Financial Statements  1

The Lazard Funds, Inc. Portfolios of Investments
June 30, 2026 (unaudited)

Description	Shares	Value

Lazard Enhanced Opportunities Portfolio

Common Stocks | 0.7%

Canada | 0.0%
Denison Mines Corp. (*), (±)	13	$40
Hive Digital Technologies Ltd. (*), (±)	3,841	13,981
		14,021

China | 0.1%
Alibaba Group Holding Ltd. ADR (±)	143	13,725
indie Semiconductor, Inc., Class A (*), (±)	3,693	16,582
NIO, Inc. ADR (*), (±)	9	45
Trip.com Group Ltd. ADR (*), (±)	51	2,032
		32,384

Luxembourg | 0.0%
Vinty Holding 5 SA (*), (¢)	20,125,249	20,125

Norway | 0.0%
T1 Energy, Inc. (*), (±)	9	85

United States | 0.6%
Akamai Technologies, Inc. (*), (±)	7	827
Amkor Technology, Inc. (±)	1	86
Applied Optoelectronics, Inc. (*), (±)	199	29,484
Bitdeer Technologies Group, Class A (*), (±)	930	14,759
Cipher Digital, Inc. (*), (±)	3	73
Cohu, Inc. (*), (±)	1	74
CoreWeave, Inc., Class A (*), (±)	3	299
CorMedix, Inc. (*), (±)	396	3,109
Energy Vault Holdings, Inc. 0 (±)	1	5
Eos Energy Enterprises, Inc. (*), (±)	2	12
Galaxy Digital, Inc., Class A (*), (±)	107	2,925
InterDigital, Inc. (±)	1	283
Lantheus Holdings, Inc. (*)	1,014	112,493
Ligand Pharmaceuticals, Inc. (*), (±)	261	82,499
Lucid Group, Inc. (*), (±)	1,798	12,029
Lumentum Holdings, Inc. (*), (±)	48	41,187
Nuvation Bio, Inc. (*), (±)	3,366	19,119
ON Semiconductor Corp. (*), (±)	588	55,590

The accompanying notes are an integral part of these financial statements.

2  Semi-Annual Financial Statements

Description	Shares	Value

Lazard Enhanced Opportunities Portfolio (continued)

PTC Therapeutics, Inc. (*), (±)	2	$163
Riot Platforms, Inc. (*), (±)	14	383
Robinhood Markets, Inc., Class A (*), (±)	982	98,475
Sarepta Therapeutics, Inc. (*), (±)	1	18
Solaris Energy Infrastructure, Inc. (±)	1	80
Sphere Entertainment Co. (*), (±)	1	173
Super Micro Computer, Inc. (*), (±)	9	264
Terawulf, Inc. (*), (±)	1	25
Transocean Ltd. (*), (±)	1	5
Ultra Clean Holdings, Inc. (*), (±)	1	143
Varonis Systems, Inc. (*), (±)	198	8,308
WisdomTree, Inc. (±)	4	68
		482,958

Total Common Stocks (Cost $1,060,984)		549,573

Description	Security Currency	Principal Amount (000)	Value

Convertible Corporate Bonds | 50.3%

Australia | 0.4%
IREN Ltd.:
Zero Coupon, 07/01/31 (#), (±)	USD	363	$316,627
1.000%, 12/01/33 (#), (±)	USD	46	40,043
			356,670

Canada | 1.8%
Almonty Industries, Inc., 2.250%, 07/01/31 (#), (±)	USD	9	9,630
B2Gold Corp., 2.750%, 02/01/30 (#)	USD	457	636,715
Canadian Solar, Inc., 3.250%, 01/15/31 (#), (±)	USD	46	41,377
Fortuna Mining Corp., 3.750%, 06/30/29	USD	385	591,745
i-80 Gold Corp., 3.750%, 04/15/31 (#), (±)	USD	46	50,743

The accompanying notes are an integral part of these financial statements.

Semi-Annual Financial Statements  3

Description	Security Currency	Principal Amount (000)	Value

Lazard Enhanced Opportunities Portfolio (continued)

Osisko Development Corp., 4.125%, 06/15/31 (#), (±)	USD	19	$19,940
Premium Brands Holdings Corp., 5.500%, 12/31/32 (±)	CAD	38	27,463
StorageVault Canada, Inc., 5.000%, 03/31/28 (#), (±)	CAD	49	34,992
			1,412,605

China | 4.6%
Alibaba Group Holding Ltd.:
0.500%, 06/01/31 (±)	USD	965	1,139,665
Zero Coupon, 09/15/32 (**), (±)	USD	45	40,050
indie Semiconductor, Inc.:
3.500%, 12/15/29 (#), (±)	USD	450	518,400
4.000%, 03/15/31 (#), (±)	USD	55	77,962
Ping An Insurance Group Co. of China Ltd., 0.875%, 07/22/29 (**), (±)	USD	1,400	1,869,000
Trip.com Group Ltd., 0.750%, 06/15/29 (±)	USD	37	36,519
			3,681,596

Germany | 0.2%
Deutsche Lufthansa AG, Zero Coupon, 09/10/32 (**), (±)	EUR	100	134,654

India | 0.2%
MakeMyTrip Ltd., Zero Coupon, 07/01/30 (±)	USD	143	130,416

Israel | 0.3%
Camtek Ltd., Zero Coupon, 09/15/30 (#), (±)	USD	5	8,373
Check Point Software Technologies Ltd., Zero Coupon, 12/15/30 (#), (±)	USD	140	130,206
Wix.com Ltd., Zero Coupon, 09/15/30 (#), (±)	USD	95	72,501
			211,080

The accompanying notes are an integral part of these financial statements.

4  Semi-Annual Financial Statements

Description	Security Currency	Principal Amount (000)	Value

Lazard Enhanced Opportunities Portfolio (continued)

Netherlands | 0.9%
Nebius Group NV:
1.000%, 09/15/30 (#), (±)	USD	117	$251,734
2.625%, 03/15/33 (#), (±)	USD	92	162,939
Pharming Group NV, 4.500%, 04/25/29 (**), (±)	EUR	200	294,379
			709,052

Norway | 0.2%
T1 Energy, Inc.:
5.250%, 12/01/30 (±)	USD	55	95,350
4.000%, 04/15/31 (±)	USD	39	67,764
			163,114

Singapore | 0.0%
Grab Holdings Ltd., Zero Coupon, 06/15/30 (**), (±)	USD	24	23,400

Switzerland | 0.7%
CRISPR Therapeutics AG, 1.731%, 03/01/31 (#), (±)	USD	574	608,799

Taiwan | 0.0%
Gorilla Technology Group, Inc., 7.500%, 06/15/31 (±)	USD	28	31,564

United States | 41.0%
Adaptive Biotechnologies Corp., Zero Coupon, 07/01/31 (#), (±)	USD	17	19,831
ADTRAN Holdings, Inc., 3.750%, 09/15/30 (#)	USD	470	704,469
Advanced Energy Industries, Inc., Zero Coupon, 05/15/31 (#), (±)	USD	19	20,811
Affirm Holdings, Inc., 0.750%, 12/15/29 (±)	USD	15	17,546
Akamai Technologies, Inc.:
0.375%, 09/01/27 (±)	USD	486	583,609
1.125%, 02/15/29 (±)	USD	954	1,137,012
Zero Coupon, 05/15/30 (#), (±)	USD	445	419,591

The accompanying notes are an integral part of these financial statements.

Semi-Annual Financial Statements  5

Description	Security Currency	Principal Amount (000)	Value

Lazard Enhanced Opportunities Portfolio (continued)

Zero Coupon, 05/15/32 (#), (±)	USD	48	$44,250
0.250%, 05/15/33 (±)	USD	870	1,270,853
Alarm.com Holdings, Inc., 2.250%, 06/01/29 (±)	USD	48	45,662
Alignment Healthcare, Inc., 4.250%, 11/15/29	USD	353	603,062
Alphatec Holdings, Inc., 0.750%, 03/15/30 (±)	USD	11	10,532
Amkor Technology, Inc., Zero Coupon, 07/15/31 (#), (±)	USD	45	53,777
Amyris, Inc., Zero Coupon, 11/15/26 (¢), («)	USD	938	0
Array Technologies, Inc., 1.000%, 12/01/28 (±)	USD	46	42,805
Arrowhead Pharmaceuticals, Inc., Zero Coupon, 01/15/32 (±)	USD	25	29,936
AST SpaceMobile, Inc., 2.375%, 10/15/32 (#), (±)	USD	340	537,965
Astronics Corp., Zero Coupon, 01/15/31 (#), (±)	USD	52	100,802
Atlas Energy Solutions, Inc., 0.500%, 04/15/31 (#), (±)	USD	138	185,782
Avnet, Inc., 1.750%, 09/01/30 (#), (±)	USD	22	30,833
Bandwidth, Inc., Zero Coupon, 07/01/32 (#), (±)	USD	46	52,877
Bentley Systems, Inc., 0.375%, 07/01/27 (±)	USD	111	106,704
Bill Holdings, Inc.:
Zero Coupon, 04/01/27 (±)	USD	59	57,118
Zero Coupon, 04/01/30 (±)	USD	405	350,872
BioMarin Pharmaceutical, Inc., 1.250%, 05/15/27 (±)	USD	49	47,736
Bitdeer Technologies Group, 4.000%, 11/15/31 (#), (±)	USD	9	11,367
BlackLine, Inc., 1.000%, 06/01/29 (±)	USD	24	22,152
Box, Inc., 1.500%, 09/15/29 (±)	USD	451	441,304

The accompanying notes are an integral part of these financial statements.

6  Semi-Annual Financial Statements

Description	Security Currency	Principal Amount (000)	Value

Lazard Enhanced Opportunities Portfolio (continued)

Celcuity, Inc., 0.250%, 08/01/32 (±)	USD	106	$120,988
Cheesecake Factory, Inc., 2.000%, 03/15/30 (±)	USD	9	11,475
Chefs’ Warehouse, Inc., 2.375%, 12/15/28 (±)	USD	19	42,524
Ciena Corp., Zero Coupon, 09/15/31 (#), (±)	USD	18	18,990
Cipher Digital, Inc., Zero Coupon, 10/01/31 (#), (±)	USD	86	150,984
Cleanspark, Inc., Zero Coupon, 06/15/30 (±)	USD	44	57,178
Cloudflare, Inc.:
Zero Coupon, 08/15/26 (±)	USD	55	70,779
Zero Coupon, 06/15/30 (±)	USD	1,493	1,891,631
Coinbase Global, Inc.:
Zero Coupon, 10/01/29 (#), (±)	USD	45	38,835
0.250%, 04/01/30 (±)	USD	180	161,640
Zero Coupon, 10/01/32 (#), (±)	USD	270	210,195
Commvault Systems, Inc., Zero Coupon, 09/15/30 (#), (±)	USD	46	43,842
Compass, Inc., 0.250%, 04/15/31 (#), (±)	USD	480	522,192
Core Scientific, Inc., Zero Coupon, 06/15/31 (#)	USD	579	816,680
CoreWeave, Inc.:
1.750%, 12/01/31 (#), (±)	USD	1,470	1,756,723
1.750%, 10/01/32 (#), (±)	USD	396	437,105
Cracker Barrel Old Country Store, Inc., 1.750%, 09/15/30 (±)	USD	92	94,272
Cytokinetics, Inc., 1.750%, 10/01/31 (#), (±)	USD	64	96,000
Danimer Scientific, Inc., Zero Coupon, 12/15/26 (¢)	USD	300	0
Datadog, Inc., Zero Coupon, 12/01/29	USD	751	1,069,424
Dave, Inc., Zero Coupon, 04/01/31 (#), (±)	USD	84	128,948
Dexcom, Inc., 0.375%, 05/15/28 (±)	USD	22	20,542

The accompanying notes are an integral part of these financial statements.

Semi-Annual Financial Statements  7

Description	Security Currency	Principal Amount (000)	Value

Lazard Enhanced Opportunities Portfolio (continued)

DoorDash, Inc., Zero Coupon, 05/15/30 (±)	USD	45	$44,381
Dropbox, Inc., Zero Coupon, 03/01/28 (±)	USD	96	97,152
Energy Vault Holdings, Inc., 5.250%, 03/01/31 (#), (±)	USD	50	62,020
Enovis Corp., 3.875%, 10/15/28 (±)	USD	44	42,414
Etsy, Inc.:
0.125%, 09/01/27 (±)	USD	36	34,135
0.250%, 06/15/28 (±)	USD	193	176,614
Fastly, Inc., Zero Coupon, 12/15/30 (#), (±)	USD	94	140,294
Fisker, Inc., Zero Coupon, 09/15/26 (#), (±), («)	USD	769	531
Five9, Inc., 1.000%, 03/15/29 (±)	USD	51	45,372
Fluence Energy, Inc., 2.250%, 06/15/30	USD	707	908,160
Galaxy Digital Holdings LP:
3.000%, 12/15/26 (#), (±)	USD	500	562,319
2.500%, 12/01/29 (#)	USD	750	1,079,225
GameStop Corp., Zero Coupon, 06/15/32 (±)	USD	595	605,710
Green Plains, Inc., 2.250%, 03/15/27 (±)	USD	19	18,810
Greenbrier Cos., Inc., 2.875%, 04/15/28 (±)	USD	396	452,984
Groupon, Inc., Series UNRS, 4.875%, 06/30/30 (±)	USD	47	46,464
Guardant Health, Inc., Zero Coupon, 11/15/27 (±)	USD	1,128	1,408,421
Guidewire Software, Inc., 1.250%, 11/01/29 (±)	USD	691	665,088
Haemonetics Corp., 2.500%, 06/01/29 (±)	USD	45	45,711
Healthcare Realty Holdings LP, 3.000%, 01/15/32 (#), (±)	USD	18	18,513
Herbalife Ltd., 4.250%, 06/15/28 (±)	USD	30	34,563

The accompanying notes are an integral part of these financial statements.

8  Semi-Annual Financial Statements

Description	Security Currency	Principal Amount (000)	Value

Lazard Enhanced Opportunities Portfolio (continued)

Hims & Hers Health, Inc., Zero Coupon, 06/01/32 (#), (±)	USD	48	$67,142
Indivior Pharmaceuticals, Inc., 0.625%, 03/15/31 (#), (±)	USD	45	54,806
Inotiv, Inc., Zero Coupon, 10/15/27 (±), («)	USD	313	13,303
Integer Holdings Corp., 1.875%, 03/15/30 (±)	USD	45	43,706
IRhythm Holdings, Inc., 1.500%, 09/01/29 (±)	USD	45	49,568
Itron, Inc., Zero Coupon, 03/15/32 (#), (±)	USD	90	85,449
Keel Infrastructure Corp., 1.250%, 01/15/32 (#), (±)	USD	18	19,966
Kimco Realty OP LLC, 3.500%, 06/15/31 (#), (±)	USD	45	45,934
Knight-Swift Transportation Holdings, Inc., 1.000%, 11/15/31 (#), (±)	USD	99	115,360
Lantheus Holdings, Inc., 2.625%, 12/15/27	USD	337	490,503
Liberty Energy, Inc.:
Zero Coupon, 03/01/31 (#), (±)	USD	45	46,451
Zero Coupon, 03/01/32 (#), (±)	USD	117	113,344
Liberty Interactive LLC:
Zero Coupon, 11/15/29 (±), («)	USD	418	25,080
Zero Coupon, 02/15/30 (±), («)	USD	1,073	64,353
Ligand Pharmaceuticals, Inc., Zero Coupon, 09/15/31 (#), (±)	USD	18	20,340
Live Nation Entertainment, Inc.:
2.875%, 01/15/30 (±)	USD	46	55,016
2.875%, 10/15/31 (#), (±)	USD	46	50,802
Lyft, Inc.:
0.625%, 03/01/29 (±)	USD	48	50,436
Zero Coupon, 09/15/30 (#), (±)	USD	46	45,103
Match Group Financeco 3, Inc., 2.000%, 01/15/30 (#), (±)	USD	18	16,426
Merit Medical Systems, Inc., 3.000%, 02/01/29 (±)	USD	11	11,869
Meritage Homes Corp., 1.750%, 05/15/28 (±)	USD	20	20,710

The accompanying notes are an integral part of these financial statements.

Semi-Annual Financial Statements  9

Description	Security Currency	Principal Amount (000)	Value

Lazard Enhanced Opportunities Portfolio (continued)

MGP Ingredients, Inc., 1.875%, 11/15/41 (±)	USD	361	$351,750
Microchip Technology, Inc.:
Zero Coupon, 02/15/30 (#), (±)	USD	19	21,917
0.750%, 06/01/30 (±)	USD	913	1,006,019
Mirion Technologies, Inc., 0.250%, 06/01/30 (#), (±)	USD	468	499,941
Mirum Pharmaceuticals, Inc., Zero Coupon, 06/01/32 (#), (±)	USD	48	51,984
NCL Corp. Ltd.:
1.125%, 02/15/27 (±)	USD	338	335,127
0.875%, 04/15/30 (±)	USD	49	54,696
0.750%, 09/15/30 (#), (±)	USD	393	380,739
NeoGenomics, Inc., 0.750%, 07/01/32 (#), (±)	USD	340	421,269
Novavax, Inc., 4.625%, 09/01/31 (#), (±)	USD	54	66,575
Nutanix, Inc.:
0.250%, 10/01/27 (±)	USD	94	106,173
0.500%, 12/15/29 (±)	USD	494	487,282
Nuvation Bio, Inc., 0.750%, 07/01/32 (±)	USD	129	134,563
Oddity Finance LLC, Zero Coupon, 06/15/30 (#), (±)	USD	91	65,328
ON Semiconductor Corp., Zero Coupon, 05/01/31 (#), (±)	USD	18	17,937
Ormat Technologies, Inc.:
Series B, Zero Coupon, 03/15/31 (#), (±)	USD	48	50,395
Series A, 1.500%, 03/15/31 (#), (±)	USD	18	19,599
OSI Systems, Inc.:
2.250%, 08/01/29	USD	620	822,213
0.500%, 02/01/31 (#), (±)	USD	189	177,828
Pacira BioSciences, Inc., 2.125%, 05/15/29 (±)	USD	161	160,855
PagerDuty, Inc., 1.500%, 10/15/28 (±)	USD	23	21,606
Parsons Corp., 2.625%, 03/01/29 (±)	USD	42	41,425
Patrick Industries, Inc., 1.750%, 12/01/28 (±)	USD	2	2,965

The accompanying notes are an integral part of these financial statements.

10  Semi-Annual Financial Statements

Description	Security Currency	Principal Amount (000)	Value

Lazard Enhanced Opportunities Portfolio (continued)

Penguin Solutions, Inc.:
2.000%, 02/01/29 (±)	USD	13	$47,190
2.000%, 08/15/30 (±)	USD	3	8,508
Pitney Bowes, Inc., 1.500%, 08/15/30 (#), (±)	USD	25	33,719
Plug Power, Inc., 6.750%, 12/01/33 (#), (±)	USD	349	465,989
Porch Group, Inc., 6.750%, 10/01/28 (#), (±)	USD	13	13,725
Progress Software Corp., 3.500%, 03/01/30 (±)	USD	37	35,563
ProPetro Holding Corp., Zero Coupon, 11/15/31 (#), (±)	USD	37	35,033
PTC Therapeutics, Inc., 1.500%, 09/15/26 (±)	USD	29	45,965
PureCycle Technologies, Inc., 4.750%, 07/01/32 (±)	USD	18	18,327
Rapid7, Inc., 0.250%, 03/15/27 (±)	USD	29	27,985
RealReal, Inc., 4.000%, 02/15/31 (#), (±)	USD	512	720,640
Repay Holdings Corp., 2.875%, 07/15/29 (#), (±)	USD	45	40,995
Repligen Corp., 1.000%, 12/15/28 (±)	USD	12	12,334
Robinhood Markets, Inc., Zero Coupon, 10/01/29 (#), (±)	USD	18	18,044
Sarepta Therapeutics, Inc., 4.875%, 09/01/30 (#), (±)	USD	37	31,021
SharonAI Holdings, Inc.:
6.000%, 05/01/31 (#), (±)	USD	46	87,337
4.750%, 06/15/32 (#), (±)	USD	37	42,765
Shift Technologies, Inc., Zero Coupon, 05/15/26 (#), (¢), («)	USD	850	0
Shift4 Payments, Inc., 0.500%, 08/01/27 (±)	USD	43	41,065
Sirius XM Holdings, Inc., 3.750%, 03/15/28 (±)	USD	106	121,714
Snap, Inc., 0.125%, 03/01/28 (±)	USD	42	38,695

The accompanying notes are an integral part of these financial statements.
Semi-Annual Financial Statements 11

Description	Security Currency	Principal Amount (000)	Value

Lazard Enhanced Opportunities Portfolio (continued)

SoFi Technologies, Inc.:
Zero Coupon, 10/15/26 (#), (±)	USD	60	$61,605
1.250%, 03/15/29 (#), (±)	USD	51	103,030
Sunrun, Inc., 4.000%, 03/01/30 (±)	USD	45	53,410
Super Micro Computer, Inc., 3.500%, 03/01/29 (±)	USD	25	23,112
Synaptics, Inc., 0.750%, 12/01/31 (±)	USD	19	28,249
Syndax Pharmaceuticals, Inc., 2.250%, 06/15/31 (#), (±)	USD	46	55,675
Tandem Diabetes Care, Inc., Series 2024, 1.500%, 03/15/29 (±)	USD	46	43,718
Tempus AI, Inc.:
0.750%, 07/15/30 (#), (±)	USD	48	50,858
Zero Coupon, 05/15/32 (#), (±)	USD	46	51,720
Tetra Tech, Inc., 2.250%, 08/15/28 (±)	USD	25	26,356
Travere Therapeutics, Inc., 0.500%, 05/15/32 (±)	USD	271	319,103
Tyler Technologies, Inc., 0.500%, 07/15/31 (#), (±)	USD	48	47,604
Uber Technologies, Inc.:
Zero Coupon, 05/15/28 (±)	USD	2	2,313
Series 2028, 0.875%, 12/01/28	USD	93	111,414
Ultra Clean Holdings, Inc., Zero Coupon, 03/15/31 (#), (±)	USD	18	33,837
Unity Software, Inc., Zero Coupon, 03/15/30 (±)	USD	44	49,830
Upstart Holdings, Inc., 2.000%, 10/01/29 (±)	USD	586	670,729
Varonis Systems, Inc., 1.000%, 09/15/29 (±)	USD	445	432,206
Viridian Therapeutics, Inc., 1.750%, 05/15/32 (±)	USD	37	39,788
Whitefiber, Inc., 4.500%, 02/01/31 (#)	USD	27	0
Willis Lease Finance Corp., 2.500%, 05/15/31 (±)	USD	48	52,228
WisdomTree, Inc., 4.625%, 08/15/30 (#), (±)	USD	45	53,800

The accompanying notes are an integral part of these financial statements.

12  Semi-Annual Financial Statements

Description	Security Currency	Principal Amount (000)	Value

Lazard Enhanced Opportunities Portfolio (continued)

Workiva, Inc., 1.250%, 08/15/28 (±)	USD	50	$46,863
Xometry, Inc., 0.750%, 06/15/30 (±)	USD	72	160,326
Ziff Davis, Inc., 3.625%, 03/01/28 (#), (±)	USD	193	193,045
Zoetis, Inc., 0.250%, 06/15/29 (#), (±)	USD	176	160,166
Zscaler, Inc., Zero Coupon, 07/15/28 (#), (±)	USD	45	41,625
			32,802,163

Total Convertible Corporate Bonds (Cost $42,148,200)			40,265,113

Corporate Bonds | 0.4%

Brazil | 0.2%
Gol Finance, Inc., 14.375%, 06/06/30 (#), (±)	USD	144	139,784

Colombia | 0.2%
ABRA Global Finance, 14.000%, 10/22/29 (#), (±)	USD	139	136,576

Total Corporate Bonds (Cost $264,749)			276,360

Description		Shares	Value

Preferred Stocks | 0.3%

United States | 0.3%
Alphabet, Inc. Series A, (±)		2,520	$128,243
Alphabet, Inc. Series B, (±)		2,520	126,756
			254,999

Total Preferred Stocks (Cost $251,701)			254,999

The accompanying notes are an integral part of these financial statements.

Semi-Annual Financial Statements  13

Description	Counterparty	Number of Contracts	Exercise Price	Notional Amount<	Value

Lazard Enhanced Opportunities Portfolio (continued)

Purchased Options | 0.0%

Call
Bill Holdings, Inc., Expires 07/17/26 (Cost $495)	MSC	5	$40	$18,080	$375

Description		Shares	Value

Rights | 0.0%

United States | 0.0%
Apellis Pharmaceuticals, Inc. CVR, Expires 2099i (*), (¢) (Cost $15)		512	$15

Description	Security Currency	Principal Amount (000)	Value

U.S. Treasury Securities | 48.5%
U.S. Treasury Bills:
3.671%, 07/16/26 (±)	USD	1,440	$1,437,841
3.768%, 08/18/26 (±)	USD	875	870,732
3.733%, 09/24/26 (±)	USD	3,740	3,707,712
3.767%, 10/08/26 (±)	USD	3,200	3,167,277
3.727%, 10/15/26 (±)	USD	1,950	1,928,782
3.772%, 11/05/26 (±)	USD	3,930	3,877,940
3.753%, 11/19/26 (±)	USD	3,850	3,793,189
3.761%, 11/27/26 (±)	USD	4,940	4,862,918
3.805%, 12/03/26 (±)	USD	3,900	3,836,424
3.832%, 12/10/26 (±)	USD	3,620	3,558,017
3.782%, 01/21/27 (±)	USD	7,950	7,783,556

Total U.S. Treasury Securities (Cost $38,837,747)			38,824,388

The accompanying notes are an integral part of these financial statements.

14  Semi-Annual Financial Statements

Description	Shares	Value

Lazard Enhanced Opportunities Portfolio (continued)

Warrants | 0.0%

Singapore | 0.0%
Maxeon Solar Technologies Ltd., Expires 01/15/28 (*), (¢)	26,550	$0

United States | 0.0%
Opendoor Technologies, Inc., Expires 11/20/26 (*), (±)	9	3

Total Warrants (Cost $0)		3

Total Investments excluding Securities Sold Short | 100.2% (Cost $82,563,891)		$80,170,826

Securities Sold Short | (1.8)%

Common Stocks | (1.8)%

Australia | (0.0)%
IREN Ltd. (±)	(190)	(8,689)

Canada | (0.0)%
Canadian Solar, Inc.	(1,202)	(19,256)
Osisko Development Corp.	(3,583)	(8,814)
		(28,070)

China | (0.9)%
indie Semiconductor, Inc., Class A (±)	(1,091)	(4,899)
Ping An Insurance Group Co. of China Ltd., Class H	(105,600)	(690,573)
		(695,472)

Norway | (0.1)%
T1 Energy, Inc. (±)	(11,127)	(105,484)

The accompanying notes are an integral part of these financial statements.

Semi-Annual Financial Statements  15

Description	Shares	Value

Lazard Enhanced Opportunities Portfolio (continued)

Switzerland | (0.1)%
CRISPR Therapeutics AG	(790)	$(43,086)

United States | (0.7)%
A10 Networks, Inc.	(263)	(9,826)
Adaptive Biotechnologies Corp. (±)	(569)	(12,205)
Array Technologies, Inc.	(280)	(2,075)
Arrowhead Pharmaceuticals, Inc.	(343)	(27,958)
Commvault Systems, Inc.	(98)	(13,889)
Energy Vault Holdings, Inc. (±)	(2,930)	(13,800)
Kite Realty Group Trust	(1,337)	(37,944)
Knight-Swift Transportation Holdings, Inc.	(424)	(33,017)
Ormat Technologies, Inc. (±)	(80)	(8,712)
Pacira BioSciences, Inc.	(781)	(19,814)
Patrick Industries, Inc.	(26)	(2,334)
Planet Labs PBC	(8,584)	(284,388)
ProPetro Holding Corp.	(1,144)	(16,405)
Xometry, Inc., Class A	(1,231)	(118,816)
		(601,183)

Total Common Stocks (Proceeds $1,511,294)		(1,481,984)

Total Securities Sold Short (Proceeds $1,511,294)		(1,481,984)

Total Investments | 98.4% (Cost and short proceeds $81,052,597) (»)		$78,688,842

Cash and Other Assets in Excess of Liabilities | 1.6%		1,303,152

Net Assets | 100.0%		$79,991,994

The accompanying notes are an integral part of these financial statements.

16  Semi-Annual Financial Statements

Lazard Enhanced Opportunities Portfolio (continued)

Notes to Portfolio of Investments:

(*)	Non-income producing security.
(±)	Some or all of this security position has been pledged to cover collateral requirements on securities sold short.
(¢)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(#)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At June 30, 2026, these securities amounted to 20.4% of net assets of the Portfolio.
(**)	Securities exempt from registration under Regulation S of the Securities Act of 1933. These securities are subject to resale restrictions. June 30, 2026, these securities amounted to 3.0% of net assets of the Portfolio.
(«)	Issue in default.
<	Represents the number of contracts multiplied by notional contract size multiplied by the underlying price.
(»)	The Portfolio, at all times, maintains portfolio securities in sufficient amount to cover its obligations related to investments in forward currency contracts.
Forward Currency Contracts open at June 30, 2026:

Currency Purchased	Quantity	Currency Sold	Quantity	Counterparty	Settlement Date	Unrealized Appreciation	Unrealized Depreciation

USD	317,496	CAD	448,000	SSB	09/24/26	$430	$—
USD	165,238	EUR	144,000	SSB	09/24/26	128	—
Total gross unrealized appreciation/depreciation on Forward Currency Contracts						$558	$—

Futures Contracts open at June 30, 2026:

Type	Number of Contracts	Notional Amount	Expiration Date	Notional Cost	Value	Unrealized Appreciation	Unrealized Depreciation
CME E-mini S&P 500 Index Futures	(5)	$(250)	09/18/26	$(1,891,923)	$(1,887,063)	$4,860	$—

The accompanying notes are an integral part of these financial statements.

Semi-Annual Financial Statements  17

Lazard Enhanced Opportunities Portfolio (continued)

Total Return Swap Agreements open at June 30, 2026:

Currency	Counterparty	Notional Amount	Expiration Date	Reference Entity>	Reference Rate at 6/30/2026	Unrealized Appreciation	Unrealized Depreciation

Long Position Contract
USD	BNP	$58,549	11/17/28	A10 Networks, Inc., 2.750%, 04/01/30	3.62%	$24,907	$—
USD	BNP	578,973	11/17/28	ADTRAN Holdings, Inc., 3.750%, 09/15/30	3.62	19,455	—
USD	BNP	33,069	11/17/28	Affirm Holdings, Inc., 0.750%, 12/01/29	3.62	5,411	—
USD	BNP	1,339,339	11/17/28	Akamai Technologies, Inc., 0.250%, 05/15/33	3.62	—	202,859
USD	BNP	109,047	11/17/28	Akamai Technologies, Inc., 0.000%, 05/15/30	3.62	—	4,630
USD	BNP	575,512	11/17/28	Alignment Healthcare, Inc., 4.250%, 11/15/29	3.62	28,650	—
USD	BNP	27,187	11/17/28	ANI Pharmaceuticals, Inc., 2.250%, 09/01/29	3.62	—	1,278
USD	BNP	3,613,441	11/17/28	Applied Digital Corp., 2.750%, 06/01/30	3.62	—	613,694
USD	BNP	2,285,953	11/17/28	Applied Optoelectronics, Inc., 2.750%, 01/15/30	3.62	652,307	—
USD	BNP	252,828	11/17/28	Array Technologies, Inc., 2.875%, 07/01/31	3.62	—	28,606
USD	BNP	26,597	11/17/28	Arrowhead Pharmaceuticals, Inc., 0.000%, 01/15/32	3.62	3,233	—
USD	BNP	317,715	11/17/28	Astronics Corp., 0.000%, 01/15/31	3.62	88,269	—
USD	SGN	246,619	01/29/27	Atlas Energy Solutions, Inc., 0.500%, 04/15/31	3.62	—	1,397
USD	BNP	31,125	11/17/28	Avnet, Inc., 1.750%, 09/01/30	3.62	1,120	—
USD	BNP	743,834	11/17/28	B2Gold Corp., 2.750%, 02/01/30	3.62	—	104,817
USD	BNP	54,855	11/17/28	Bitdeer Technologies Group, 5.000%, 03/01/32	3.62	15,910	—
USD	BNP	107,090	11/17/28	Bitfarms Ltd., 1.375%, 01/15/31	3.62	7,437	—
USD	BNP	156,151	11/17/28	BlackBerry Ltd., 3.000%, 02/15/29	3.62	168,816	—
USD	BNP	22,264	11/17/28	BlackLine, Inc., 1.000%, 06/01/29	3.62	—	2,026
USD	BNP	130,935	11/17/28	BlackSky Technology, Inc., 8.250%, 08/01/33	3.62	—	13,635
USD	BMO	6,042	04/01/27	Bloom Energy Corp.	3.62	6,369	—
USD	BNP	8,032,734	11/17/28	Bloom Energy Corp., 3.000%, 06/01/29	3.62	481,346	—
USD	BNP	465,147	11/17/28	Bloom Energy Corp., 0.000%, 11/15/30	3.62	25,900	—

The accompanying notes are an integral part of these financial statements.

18  Semi-Annual Financial Statements

Lazard Enhanced Opportunities Portfolio (continued)

Currency	Counterparty	Notional Amount	Expiration Date	Reference Entity>	Reference Rate at 6/30/2026	Unrealized Appreciation	Unrealized Depreciation

USD	BNP	$79,990	11/17/28	Bridgebio Pharma, Inc., 1.750%, 03/01/31	3.62%	$—	$857
USD	BNP	1,028,540	11/17/28	Bridgebio Pharma, Inc., 2.500%, 03/15/27	3.62	73,437	—
USD	BNP	96,529	11/17/28	Bridgebio Pharma, Inc., 2.250%, 02/01/29	3.62	—	614
USD	BNP	87,547	11/17/28	Camtek Ltd., 0.000%, 09/15/30	3.62	—	5,838
USD	BNP	63,181	11/17/28	Canadian Solar, Inc., 3.250%, 01/15/31	3.62	—	8,551
USD	BNP	135,906	11/17/28	Celcuity, Inc., 2.750%, 08/01/31	3.62	—	34,536
USD	BNP	167,090	11/17/28	Check Point Software Technologies Ltd., 0.000%, 12/15/30	3.62	—	113
USD	BNP	94,090	11/17/28	Cheesecake Factory, Inc., 2.000%, 03/15/30	3.62	10,655	—
USD	SGN	239,077	01/29/27	Cipher Digital, Inc., 0.000%, 10/01/31	3.62	20,756	—
USD	NIP	1,100,942	11/30/27	Cipher Digital, Inc., 1.750%, 05/15/30	3.62	596,485	—
USD	NIP	277,383	11/30/27	Cipher Digital, Inc., 0.000%, 10/01/31	3.62	113,166	—
USD	BNP	824,904	11/17/28	Cipher Digital, Inc., 1.750%, 05/15/30	3.62	165,821	—
USD	NIP	127,189	11/30/27	Cleanspark, Inc., 06/01/30	3.62	3,622	—
USD	BNP	76,606	11/17/28	Cloudflare, Inc., 0.000%, 08/15/26	3.62	8,024	—
USD	BNP	15,752	11/17/28	Cogent Biosciences, Inc., 1.625%, 11/15/31	3.62	348	—
USD	BNP	75,213	11/17/28	Cohu, Inc., 1.500%, 01/15/31	3.62	83,541	—
USD	NIP	178,801	11/30/27	Coinbase Global, Inc., 0.250%, 04/01/30	3.62	—	17,665
USD	BNP	51,679	11/17/28	Collegium Pharmaceutical, Inc., 2.875%, 02/15/29	3.62	—	4,560
USD	BOA	190,393	03/04/27	Core Scientific, Inc., 3.000%, 09/01/29	3.62	94,295	—
USD	NIP	751,444	11/30/27	Core Scientific, Inc., 0.000%, 06/15/31	3.62	62,650	—
USD	BNP	1,295,679	11/17/28	Core Scientific, Inc., 3.000%, 09/01/29	3.62	—	122,471
USD	BNP	515,816	11/17/28	CoreWeave, Inc., 1.750%, 10/01/32	3.62	—	49,357
USD	BNP	162,508	11/17/28	CorMedix, Inc., 4.000%, 08/01/30	3.62	—	12,464
USD	BNP	130,152	11/17/28	CyberArk Software Ltd., 0.000%, 06/15/30	3.62	20,955	—

The accompanying notes are an integral part of these financial statements.

Semi-Annual Financial Statements  19

Lazard Enhanced Opportunities Portfolio (continued)

Currency	Counterparty	Notional Amount	Expiration Date	Reference Entity>	Reference Rate at 6/30/2026	Unrealized Appreciation	Unrealized Depreciation

USD	BNP	$32,952	11/17/28	Cytokinetics, Inc., 1.750%, 10/01/31	3.62%	$4,525	$—
USD	BNP	176,946	11/17/28	Dave, Inc., 0.000%, 04/01/31	3.62	43,537	—
USD	BNP	327,289	11/17/28	Denison Mines Corp., 4.250%, 09/15/31	3.62	—	23,419
USD	BNP	21,463	11/17/28	Dexcom, Inc., 0.375%, 05/15/28	3.62	—	60
USD	BNP	562,498	11/17/28	DigitalOcean Holdings, Inc., 0.000%, 08/15/30	3.62	—	5,903
USD	BNP	77,904	11/17/28	DigitalOcean Holdings, Inc., 0.000%, 12/01/26	3.62	—	1,235
USD	BNP	43,231	11/17/28	DoorDash, Inc.	3.62	1,966	—
USD	BNP	1,472,178	11/17/28	EchoStar Corp., 3.875%, 11/30/30	3.62	—	238,057
USD	BNP	407,649	11/17/28	Encore Capital Group, Inc., 4.000%, 03/15/29	3.62	121,671	—
USD	BNP	50,227	11/17/28	Endeavour Silver Corp., 0.250%, 01/15/31	3.62	—	653
USD	BNP	43,291	11/17/28	Enovix Corp., 4.750%, 09/15/30	3.62	—	521
USD	BNP	47,635	11/17/28	Enovix Corp., 3.000%, 05/01/28	3.62	—	1,027
USD	BNP	32,199	11/17/28	Eos Energy Enterprises, Inc., 1.750%, 12/01/31	3.62	—	11,949
USD	BNP	856,744	11/17/28	Eos Energy Enterprises, Inc., 6.750%, 06/15/30	3.62	—	452,295
USD	BNP	1,671,672	11/17/28	Equinox Gold Corp., 4.750%, 10/15/28	3.62	—	507,379
USD	BNP	1,364,174	11/17/28	Evergy, Inc., 4.500%, 12/15/27	3.62	184,208	—
USD	BNP	443,584	11/17/28	Fastly, Inc., 0.000%, 12/15/30	3.62	—	115,405
USD	BNP	23,353	11/17/28	Fastly, Inc., 7.750%, 06/01/28	3.62	—	3,038
USD	BNP	61,874	11/17/28	First Majestic Silver Corp., 0.125%, 01/15/31	3.62	—	8,415
USD	BNP	83,039	11/17/28	First Majestic Silver Corp., 0.375%, 01/15/27	3.62	—	14,676
USD	BNP	95,678	11/17/28	Fluor Corp., 1.125%, 08/15/29	3.62	1,185	—
USD	BNP	658,266	11/17/28	Fortuna Mining Corp., 3.750%, 06/01/29	3.62	—	61,868
USD	BNP	201,546	11/17/28	Freshpet, Inc., 3.000%, 04/01/28	3.62	11,852	—
USD	NIP	40,851	11/30/27	Galaxy Digital Holdings LP, 0.500%, 05/01/31	3.62	—	1,511
USD	NIP	19,237	11/30/27	GameStop Corp., 0.000%, 04/01/30	3.62	105	—
USD	BNP	150,579	11/17/28	GDS Holdings Ltd., 2.250%, 06/01/32	3.62	—	20,619

The accompanying notes are an integral part of these financial statements.

20  Semi-Annual Financial Statements

Lazard Enhanced Opportunities Portfolio (continued)

Currency	Counterparty	Notional Amount	Expiration Date	Reference Entity>	Reference Rate at 6/30/2026	Unrealized Appreciation	Unrealized Depreciation

USD	BNP	$114,189	11/17/28	Golar LNG Ltd., 2.750%, 12/15/30	3.62%	$—	$4,999
USD	BNP	23,040	11/17/28	Grab Holdings Ltd., 0.000%, 06/15/30	3.62	269	—
USD	BNP	40,995	11/17/28	Green Plains, Inc., 5.250%, 11/01/30	3.62	—	1,329
USD	BNP	188,426	11/17/28	Guardant Health, Inc., 1.250%, 02/15/31	3.62	40,339	—
USD	BNP	1,017	11/17/28	Haemonetics Corp., 2.500%, 06/01/29	3.62	—	3
USD	BNP	48,562	11/17/28	Halozyme Therapeutics, Inc., 0.000%, 02/15/30	3.62	3,007	—
USD	BNP	118,952	11/17/28	Halozyme Therapeutics, Inc., 1.000%, 08/15/28	3.62	6,651	—
USD	BNP	35,234	11/17/28	HAT Holdings I LLC/HAT Holdings II LLC, 3.750%, 08/15/28	3.62	9,183	—
USD	BNP	129,547	11/17/28	Herbalife Ltd., 4.250%, 06/15/28	3.62	—	14,657
USD	BNP	39,787	11/17/28	Hims & Hers Health, Inc., 0.000%, 05/15/30	3.62	4,596	—
USD	BNP	43,124	11/17/28	Hims & Hers Health, Inc., 0.000%, 06/01/32	3.62	2,972	—
USD	BNP	206,292	11/17/28	Hive Bermuda Ltd., 0.000%, 04/15/31	3.62	—	21,622
USD	BNP	35,177	11/17/28	Impinj, Inc., 0.000%, 09/15/29	3.62	1,646	—
USD	BNP	51,608	11/17/28	Innoviva, Inc., 2.125%, 03/15/28	3.62	128	—
USD	BNP	5,030,749	11/17/28	InterDigital, Inc., 3.500%, 06/01/27	3.62	—	460,349
USD	BNP	870,189	11/17/28	Intuitive Machines, Inc., 2.500%, 10/01/30	3.62	19,681	—
USD	BNP	10,052	11/17/28	Ionis Pharmaceuticals, Inc., 0.000%, 12/01/30	3.62	—	483
USD	NIP	1,041,892	11/30/27	IREN Ltd., 3.250%, 06/01/30	3.62	61,031	—
USD	NIP	33,896	11/30/27	IREN Ltd., 0.250%, 06/01/32	3.62	—	6,489
USD	NIP	127,145	11/30/27	IREN Ltd., 1.000%, 06/01/33	3.62	—	21,377
USD	NIP	3,769,185	11/30/27	IREN Ltd., 3.500%, 12/01/29	3.62	237,091	—
USD	NIP	138,563	11/30/27	IREN Ltd., 1.000%, 12/01/33	3.62	—	20,242
USD	NIP	15,530	11/30/27	IREN Ltd., 0.000%, 07/01/31	3.62	990	—
USD	BNP	68,678	11/17/28	IREN Ltd., 0.250%, 06/01/32	3.62	2,603	—
USD	BNP	96,685	11/17/28	Itron, Inc., 1.375%, 07/01/30	3.62	—	1,612

The accompanying notes are an integral part of these financial statements.

Semi-Annual Financial Statements  21

Lazard Enhanced Opportunities Portfolio (continued)

Currency	Counterparty	Notional Amount	Expiration Date	Reference Entity>	Reference Rate at 6/30/2026	Unrealized Appreciation	Unrealized Depreciation

USD	BNP	$100,403	11/17/28	JD.com, Inc., 0.250%, 06/01/29	3.62%	$—	$5,376
USD	BNP	9,915	11/17/28	JetBlue Airways Corp., 2.500%, 09/01/29	3.62	127	—
USD	NIP	43,014	11/30/27	Kite Realty Group LP, 0.750%, 04/01/27	3.62	3,573	—
USD	BNP	60,086	11/17/28	LCI Industries, 3.000%, 03/01/30	3.62	—	4,890
USD	BNP	50,190	11/17/28	LeMaitre Vascular, Inc., 2.500%, 02/01/30	3.62	1,471	—
USD	BNP	103,029	11/17/28	Liberty Energy, Inc., 0.000%, 03/01/31	3.62	—	7,269
USD	BNP	1,296,221	11/17/28	Liberty Live Holdings, Inc., 2.375%, 09/30/53	3.62	114,930	—
USD	BNP	42,732	11/17/28	Life360, Inc.	3.62	2,584	—
USD	BNP	251,751	11/17/28	Ligand Pharmaceuticals, Inc., 0.750%, 10/01/30	3.62	74,682	—
USD	BNP	90,931	11/17/28	LivaNova PLC, 2.500%, 03/15/29	3.62	10,080	—
USD	BNP	78,346	11/17/28	Live Nation Entertainment, Inc., 3.125%, 01/15/29	3.62	7,664	—
USD	BNP	4,705,494	11/17/28	Lumentum Holdings, Inc., 0.375%, 03/15/32	3.62	—	243,860
USD	BNP	236,492	11/17/28	Lumentum Holdings, Inc., 0.500%, 06/01/28	3.62	49,845	—
USD	BNP	15,145	11/17/28	MACOM Technology Solutions Holdings, Inc., 0.000%, 12/15/29	3.62	5,554	—
USD	BNP	17,559	11/17/28	Match Group Financeco 3, Inc., 2.000%, 01/15/30	3.62	—	115
USD	BNP	19,621	11/17/28	Merit Medical Systems, Inc., 3.000%, 02/01/29	3.62	—	53
USD	BNP	192,598	11/17/28	Mirum Pharmaceuticals, Inc., 0.000%, 06/01/32	3.62	81	—
USD	BNP	457,730	11/17/28	Mirum Pharmaceuticals, Inc., 4.000%, 05/01/29	3.62	93,322	—
USD	BNP	1,694,339	11/17/28	MKS, Inc., 1.250%, 06/01/30	3.62	1,043,493	—
USD	BNP	12,636	11/17/28	NCL Corp. Ltd., 0.875%, 04/15/30	3.62	731	—
USD	NIP	79,143	11/30/27	Nebius Group NV, 3.000%, 06/05/31	3.62	119,619	—
USD	BNP	338,942	11/17/28	Nebius Group NV, 2.750%, 09/15/32	3.62	162,139	—
USD	BNP	1,109	11/17/28	Nebius Group NV, 2.625%, 03/15/33	3.62	665	—

The accompanying notes are an integral part of these financial statements.

22  Semi-Annual Financial Statements

Lazard Enhanced Opportunities Portfolio (continued)

Currency	Counterparty	Notional Amount	Expiration Date	Reference Entity>	Reference Rate at 6/30/2026	Unrealized Appreciation	Unrealized Depreciation

USD	BNP	$1,017,857	11/17/28	Nebius Group NV, 3.000%, 06/05/31	3.62%	$839,005	$—
USD	BNP	393,498	11/17/28	Nebius Group NV, 1.000%, 09/15/30	3.62	199,689	—
USD	BNP	637,168	11/17/28	Nebius Group NV, 1.250%, 03/15/31	3.62	168,528	—
USD	BNP	2,973,908	11/17/28	Nebius Group NV, 2.000%, 06/05/29	3.62	—	61,220
USD	BNP	53,363	11/17/28	NIO, Inc., 4.625%, 10/15/30	3.62	—	3,758
USD	BNP	562,781	11/17/28	Nova Ltd., 0.000%, 09/15/30	3.62	23,143	—
USD	BNP	171,876	11/17/28	Novavax, Inc., 4.625%, 09/01/31	3.62	941	—
USD	BNP	44,444	11/17/28	Omnicell, Inc.	3.62	6,416	—
USD	BNP	780,350	11/17/28	ON Semiconductor Corp., 0.000%, 05/01/27	3.62	—	95,050
USD	BNP	329,518	11/17/28	ON Semiconductor Corp., 0.500%, 03/01/29	3.62	—	36,824
USD	BNP	—	11/17/28	Opendoor Technologies, Inc.	3.62	30	—
USD	BNP	849,735	11/17/28	Opendoor Technologies, Inc., 7.000%, 05/15/30	3.62	—	234,789
USD	BNP	47,711	11/17/28	Oscar Health, Inc., 2.250%, 09/01/30	3.62	24,815	—
USD	BNP	183,474	11/17/28	OSI Systems, Inc., 0.500%, 02/01/31	3.62	—	20,877
USD	BNP	993,550	11/17/28	OSI Systems, Inc., 2.250%, 08/01/29	3.62	—	162,620
USD	BNP	449,765	11/17/28	Pagaya Technologies Ltd., 6.125%, 10/01/29	3.62	—	108,347
USD	BNP	53,950	11/17/28	PAR Technology Corp., 4.000%, 03/15/31	3.62	7,304	—
USD	BNP	1,089	11/17/28	Parsons Corp., 2.625%, 03/01/19	3.62	—	98
USD	BNP	71,497	11/17/28	Patrick Industries, Inc., 1.750%, 12/01/28	3.62	—	3,521
USD	BNP	16,523	11/17/28	Peloton Interactive, Inc., 5.500%, 12/01/29	3.62	2,932	—
USD	BNP	526,237	11/17/28	Penguin Solutions, Inc., 2.000%, 02/01/29	3.62	871,969	—
USD	BNP	107,944	11/17/28	Penguin Solutions, Inc., 2.000%, 08/01/30	3.62	141,784	—
USD	BNP	26,446	11/17/28	Pitney Bowes, Inc., 1.500%, 08/15/30	3.62	7,305	—
USD	BNP	1,829,980	11/17/28	Planet Labs PBC, 0.500%, 10/15/30	3.62	96,294	—
USD	BNP	34,595	11/17/28	Porch Group, Inc., 6.750%, 10/01/28	3.62	—	410
USD	BNP	133,436	11/17/28	PureCycle Technologies, Inc., 4.750%, 07/01/32	3.62	—	6,131

The accompanying notes are an integral part of these financial statements.

Semi-Annual Financial Statements  23

Lazard Enhanced Opportunities Portfolio (continued)

Currency	Counterparty	Notional Amount	Expiration Date	Reference Entity>	Reference Rate at 6/30/2026	Unrealized Appreciation	Unrealized Depreciation

USD	BNP	$560,863	11/17/28	RealReal, Inc., 4.000%, 02/15/31	3.62%	$20,166	$—
USD	NIP	514,175	11/30/27	Riot Platforms, Inc., 0.750%, 01/01/30	3.62	69,502	—
USD	BNP	68,374	11/17/28	Rivian Automotive, Inc., 4.625%, 03/15/29	3.62	—	2,252
USD	BNP	238,060	11/17/28	Rubrik, Inc., 0.000%, 06/15/30	3.62	—	7,558
USD	BNP	1,073,013	11/17/28	Semtech Corp., 1.625%, 11/01/27	3.62	702,352	—
USD	BNP	181,802	11/17/28	Semtech Corp., 0.000%, 10/15/30	3.62	30,961	—
USD	NIP	61,053	11/30/27	Silvercorp Metals, Inc., 4.750%, 12/15/29	3.62	—	7,726
USD	BNP	939,982	11/17/28	Silvercorp Metals, Inc., 4.750%, 12/15/29	3.62	—	99,078
USD	BNP	49,598	11/17/28	SiTime Corp., 0.000%, 06/15/31	3.62	3,463	—
USD	BNP	865,844	11/17/28	Snowflake, Inc., 0.000%, 10/01/29	3.62	—	27,680
USD	BNP	2,203,380	11/17/28	Snowflake, Inc., 0.000%, 10/01/27	3.62	163,439	—
USD	NIP	114,341	11/30/27	SoFi Technologies, Inc., 1.250%, 03/15/29	3.62	2,649	—
USD	BNP	62,355	11/17/28	SoFi Technologies, Inc., 0.000%, 10/15/26	3.62	—	11,255
USD	BNP	1,822,224	11/17/28	SoFi Technologies, Inc., 1.250%, 03/15/29	3.62	—	222,169
USD	BNP	926,328	11/17/28	SolarEdge Technologies, Inc., 2.250%, 07/01/29	3.62	185,418	—
USD	BNP	1,374,501	11/17/28	Solaris Energy Infrastructure, Inc., 4.750%, 05/01/30	3.62	676,167	—
USD	BNP	580,796	11/17/28	Solaris Energy Infrastructure, Inc., 0.250%, 10/01/31	3.62	19,792	—
USD	BNP	151,778	11/17/28	Sphere Entertainment Co., 3.500%, 12/01/28	3.62	78,163	—
USD	BNP	1,097,525	11/17/28	Stride, Inc., 1.125%, 09/01/27	3.62	95,224	—
USD	BNP	291,365	11/17/28	Super Micro Computer, Inc.	3.62	—	43,527
USD	BNP	26,081	11/17/28	Super Micro Computer, Inc., 3.500%, 03/01/29	3.62	—	2,780
USD	BNP	377,247	11/17/28	T1 Energy, Inc., 4.000%, 04/15/31	3.62	52,821	—
USD	BNP	194,655	11/17/28	T1 Energy, Inc., 5.250%, 12/01/30	3.62	41,067	—
USD	BNP	1,102	11/17/28	Tandem Diabetes Care, Inc., 1.500%, 03/01/29	3.62	—	152
USD	NIP	1,076,101	11/30/27	Terawulf, Inc., 1.000%, 09/01/31	3.62	22,029	—

The accompanying notes are an integral part of these financial statements.

24  Semi-Annual Financial Statements

Lazard Enhanced Opportunities Portfolio (continued)

Currency	Counterparty	Notional Amount	Expiration Date	Reference Entity>	Reference Rate at 6/30/2026	Unrealized Appreciation	Unrealized Depreciation

USD	BNP	$3,923,653	11/17/28	Terawulf, Inc., 2.750%, 02/01/30	3.62%	$—	$298,529
USD	BNP	27,526	11/17/28	Tetra Tech, Inc., 2.250%, 08/15/28	3.62	—	2,128
USD	BNP	193,768	11/17/28	TransMedics Group, Inc., 1.500%, 06/01/28	3.62	—	52,210
USD	BNP	391,768	11/17/28	Transocean International Ltd., 4.625%, 09/30/29	3.62	—	88,780
USD	BNP	313,722	11/17/28	Travere Therapeutics, Inc., 2.250%, 03/01/29	3.62	54,191	—
USD	BNP	263,900	11/17/28	Trip.com Group Ltd., 1.500%, 07/01/27	3.62	—	27,450
USD	BNP	53,900	11/17/28	Uber Technologies, Inc.	3.62	—	902
USD	BNP	67,149	11/17/28	Ultra Clean Holdings, Inc., 0.000%, 03/15/31	3.62	19,170	—
USD	BNP	45,830	11/17/28	Unity Software, Inc., 0.000%, 03/15/30	3.62	7,212	—
USD	BNP	873,841	11/17/28	Veeco Instruments, Inc., 2.875%, 06/01/29	3.62	556,559	—
USD	BNP	84,610	11/17/28	Viavi Solutions, Inc., 0.625%, 03/01/31	3.62	11,207	—
USD	BNP	847,212	11/17/28	Vishay Intertechnology, Inc., 2.250%, 09/15/30	3.62	—	14,814
USD	BNP	188,156	11/17/28	Vnet Group, Inc., 2.000%, 10/01/27	3.62	—	18,971
USD	BNP	33,753	11/17/28	Vnet Group, Inc., 2.500%, 04/01/30	3.62	—	3,394
USD	BNP	824,376	11/17/28	Wayfair, Inc., 3.250%, 09/01/27	3.62	101,524	—
USD	BNP	228,593	11/17/28	WisdomTree, Inc., 4.500%, 10/01/31	3.62	—	12,455
USD	NIP	15,935	11/30/27	Wolfspeed, Inc., 3.500%, 03/15/31	3.62	—	731
USD	BNP	347,111	11/17/28	Wolfspeed, Inc., 2.500%, 06/15/31	3.62	—	76,855
USD	BNP	753,655	11/17/28	Xometry, Inc., 1.000%, 02/01/27	3.62	222,091	—
USD	BNP	580,909	11/17/28	Xometry, Inc., 0.750%, 06/15/30	3.62	116,053	—
USD	BNP	44,128	11/17/28	Zoetis, Inc., 0.250%, 06/15/29	3.62	—	615

Short Position Contract
USD	BNP	42,065	11/17/28	A10 Networks, Inc.	3.62	—	16,914
USD	BNP	527	11/17/28	Adaptive Biotechnologies Corp.	3.62	—	52
USD	BNP	429,959	11/17/28	ADTRAN Holdings, Inc.	3.62	30,213	—
USD	BNP	9,652	11/17/28	Advanced Energy Industries, Inc.	3.62	—	389
USD	BNP	19,138	11/17/28	Affirm Holdings, Inc.	3.62	—	9,595

The accompanying notes are an integral part of these financial statements.

Semi-Annual Financial Statements  25

Lazard Enhanced Opportunities Portfolio (continued)

Currency	Counterparty	Notional Amount	Expiration Date	Reference Entity>	Reference Rate at 6/30/2026	Unrealized Appreciation	Unrealized Depreciation

USD	BNP	$2,432,068	11/17/28	Akamai Technologies, Inc.	3.62%	$394,961	$—
USD	BNP	8,418	11/17/28	Alarm.com Holdings, Inc.	3.62	—	203
USD	BNP	935,973	11/17/28	Alibaba Group Holding Ltd.	3.62	248,774	—
USD	BNP	409,547	11/17/28	Alignment Healthcare, Inc.	3.62	—	35,357
USD	BNP	4,896	11/17/28	Almonty Industries, Inc.	3.62	710	—
USD	BNP	179,946	11/17/28	Alphabet, Inc.	3.62	2,265	—
USD	BNP	4,640	11/17/28	Alphatec Holdings, Inc.	3.62	355	—
USD	BNP	22,777	11/17/28	Amkor Technology, Inc.	3.62	—	4,664
USD	BNP	16,778	11/17/28	ANI Pharmaceuticals, Inc.	3.62	25	—
USD	BNP	—	11/17/28	Apellis Pharmaceuticals, Inc.	3.62	—	15
USD	BNP	3,336,808	11/17/28	Applied Digital Corp.	3.62	589,222	—
USD	BNP	3,270,379	11/17/28	Applied Optoelectronics, Inc.	3.62	561,001	—
USD	BNP	166,413	11/17/28	Array Technologies, Inc.	3.62	22,484	—
USD	BNP	10,634	11/17/28	Arrowhead Pharmaceuticals, Inc.	3.62	—	1,153
USD	BNP	371,879	11/17/28	AST SpaceMobile, Inc.	3.62	—	7,553
USD	NIP	10,919	11/30/27	Astronics Corp.	3.62	1,512	1,748
USD	BNP	344,060	11/17/28	Astronics Corp.	3.62	—	61,739
USD	SGN	172,274	01/29/27	Atlas Energy Solutions, Inc.	3.62	1,440	—
USD	BNP	46,438	11/17/28	Atlas Energy Solutions, Inc.	3.62	2,423	—
USD	BNP	23,425	11/17/28	Aurora Innovation, Inc.	3.62	495	—
USD	BNP	43,900	11/17/28	Avnet, Inc.	3.62	—	387
USD	BNP	506,914	11/17/28	B2Gold Corp.	3.62	82,495	—
USD	BNP	26,060	11/17/28	Bandwidth, Inc.	3.62	—	3,403
USD	BNP	30,615	11/17/28	Bill Holdings, Inc.	3.62	—	2,107
USD	NIP	11,855	11/30/27	Bitdeer Technologies Group	3.62	—	9,796
USD	BNP	43,091	11/17/28	Bitdeer Technologies Group	3.62	—	11,365
USD	BNP	145,448	11/17/28	BlackBerry Ltd.	3.62	—	166,709
USD	BNP	7,643	11/17/28	BlackLine, Inc.	3.62	283	—
USD	BNP	75,571	11/17/28	BlackSky Technology, Inc.	3.62	17,340	—
USD	BNP	6,437,315	11/17/28	Bloom Energy Corp.	3.62	—	1,897,252
USD	BNP	117,212	11/17/28	Box, Inc.	3.62	—	4,479
USD	NIP	600,007	11/30/27	Bridgebio Pharma, Inc.	3.62	—	56,194
USD	BNP	454,458	11/17/28	Bridgebio Pharma, Inc.	3.62	—	9,755
USD	BNP	77,676	11/17/28	Camtek Ltd.	3.62	8,852	—
USD	BNP	36,061	11/17/28	Canadian Solar, Inc.	3.62	4,601	—
USD	BNP	142,495	11/17/28	Celcuity, Inc.	3.62	—	9,469
USD	BNP	43,299	11/17/28	Check Point Software Technologies Ltd.	3.62	—	784
USD	BNP	65,114	11/17/28	Cheesecake Factory, Inc.	3.62	—	11,174
USD	BNP	31,511	11/17/28	Chefs’ Warehouse, Inc.	3.62	—	7,888

The accompanying notes are an integral part of these financial statements.

26  Semi-Annual Financial Statements

Lazard Enhanced Opportunities Portfolio (continued)

Currency	Counterparty	Notional Amount	Expiration Date	Reference Entity>	Reference Rate at 6/30/2026	Unrealized Appreciation	Unrealized Depreciation

USD	BNP	$7,747	11/17/28	Ciena Corp.	3.62%	$—	$583
USD	SGN	176,710	01/29/27	Cipher Digital, Inc.	3.62	—	17,870
USD	NIP	1,158,664	11/30/27	Cipher Digital, Inc.	3.62	—	684,544
USD	BNP	884,258	11/17/28	Cipher Digital, Inc.	3.62	—	272,851
USD	NIP	72,919	11/30/27	Cleanspark, Inc.	3.62	3,893	—
USD	BNP	43,425	11/17/28	Cleanspark, Inc.	3.62	—	3,566
USD	BNP	1,203,922	11/17/28	Cloudflare, Inc.	3.62	—	55,452
USD	BNP	8,503	11/17/28	Cogent Biosciences, Inc.	3.62	—	643
USD	BNP	76,594	11/17/28	Cohu, Inc.	3.62	—	66,711
USD	NIP	67,564	11/30/27	Coinbase Global, Inc.	3.62	14,376	—
USD	BNP	128,516	11/17/28	Coinbase Global, Inc.	3.62	20,687	—
USD	BNP	30,315	11/17/28	Collegium Pharmaceutical, Inc.	3.62	4,125	—
USD	BNP	3,307	11/17/28	Commvault Systems, Inc.	3.62	—	235
USD	BNP	199,970	11/17/28	Compass, Inc.	3.62	—	79,549
USD	BOA	166,487	10/30/26	Core Scientific, Inc.	3.62	—	34,446
USD	NIP	435,963	11/30/27	Core Scientific, Inc.	3.62	—	26,089
USD	BNP	1,052,904	11/17/28	Core Scientific, Inc.	3.62	—	74,944
USD	BNP	1,761,175	11/17/28	CoreWeave, Inc.	3.62	237,747	—
USD	BNP	55,191	11/17/28	CorMedix, Inc.	3.62	—	928
USD	BNP	18,640	11/17/28	Cracker Barrel Old Country Store, Inc.	3.62	—	706
USD	BNP	258,942	11/17/28	CRISPR Therapeutics AG	3.62	—	8,111
USD	BNP	78,155	11/17/28	Cytokinetics, Inc.	3.62	—	22,557
USD	BNP	591,352	11/17/28	Datadog, Inc.	3.62	—	119,657
USD	BNP	198,472	11/17/28	Dave, Inc.	3.62	—	69,646
USD	BNP	217,166	11/17/28	Denison Mines Corp.	3.62	27,777	—
EUR	BNP	73,040	08/06/27	Deutsche Lufthansa AG	2.18	—	6,092
USD	BNP	2,484	11/17/28	Dexcom, Inc.	3.62	201	—
USD	BNP	560,585	11/17/28	DigitalOcean Holdings, Inc.	3.62	9,890	—
USD	BNP	29,297	11/17/28	DoorDash, Inc.	3.62	—	4,026
USD	BNP	32,627	11/17/28	Dropbox, Inc.	3.62	—	451
USD	BNP	1,421,489	11/17/28	EchoStar Corp.	3.62	286,162	—
USD	BNP	278,637	11/17/28	Encore Capital Group, Inc.	3.62	—	144,454
USD	BNP	25,879	11/17/28	Endeavour Silver Corp.	3.62	1,325	—
USD	BNP	22,843	11/17/28	Energy Vault Holdings, Inc.	3.62	—	3,555
USD	BNP	5,074	11/17/28	Enovis Corp.	3.62	928	—
USD	BNP	31,292	11/17/28	Enovix Corp.	3.62	2,603	—
USD	BNP	654,750	11/17/28	Eos Energy Enterprises, Inc.	3.62	372,455	—
USD	BNP	1,385,755	11/17/28	Equinox Gold Corp.	3.62	488,315	—
USD	BNP	1,311,898	11/17/28	Evergy, Inc.	3.62	—	151,312
USD	BNP	530,652	11/17/28	Fastly, Inc.	3.62	182,297	—

The accompanying notes are an integral part of these financial statements.

Semi-Annual Financial Statements  27

Lazard Enhanced Opportunities Portfolio (continued)

Currency	Counterparty	Notional Amount	Expiration Date	Reference Entity>	Reference Rate at 6/30/2026	Unrealized Appreciation	Unrealized Depreciation

USD	BNP	$84,664	11/17/28	First Majestic Silver Corp.	3.62%	$19,769	$—
USD	BNP	618,007	11/17/28	Fluence Energy, Inc.	3.62	57,822	—
USD	BNP	61,322	11/17/28	Fluor Corp.	3.62	—	1,868
USD	BNP	489,808	11/17/28	Fortuna Mining Corp.	3.62	82,960	—
USD	BNP	95,337	11/17/28	Freshpet, Inc.	3.62	288	—
USD	SGN	314,973	01/29/27	Galaxy Digital, Inc.	3.62	59,152	—
USD	NIP	391,400	11/30/27	Galaxy Digital, Inc.	3.62	—	51,986
USD	BNP	266,038	11/17/28	Galaxy Digital, Inc.	3.62	32,663	—
USD	NIP	3,721	11/30/27	GameStop Corp.	3.62	—	10
USD	BNP	282,770	11/17/28	GameStop Corp.	3.62	19,547	—
USD	BNP	91,445	11/17/28	GDS Holdings Ltd.	3.62	18,318	—
USD	BNP	64,879	11/17/28	Golar LNG Ltd.	3.62	3,878	—
USD	BNP	9,387	11/17/28	Grab Holdings Ltd.	3.62	—	604
USD	BNP	26,063	11/17/28	Green Plains, Inc.	3.62	1,320	—
USD	BNP	214,732	11/17/28	Greenbrier Cos., Inc.	3.62	19,061	—
USD	BNP	9,032	11/17/28	Groupon, Inc.	3.62	—	4,785
USD	BNP	828,920	11/17/28	Guardant Health, Inc.	3.62	—	243,930
USD	BNP	179,533	11/17/28	Guidewire Software, Inc.	3.62	10,982	—
USD	BNP	207,007	11/17/28	H World Group Ltd.	3.62	22,458	—
USD	BNP	32,901	11/17/28	HA Sustainable Infrastructure Capital, Inc.	3.62	—	3,315
USD	BNP	12,363	11/17/28	Haemonetics Corp.	3.62	—	2,379
USD	BNP	120,326	11/17/28	Halozyme Therapeutics, Inc.	3.62	—	11,832
USD	BNP	8,786	11/17/28	Healthcare Realty Trust, Inc.	3.62	—	144
USD	BNP	80,392	11/17/28	Herbalife Ltd.	3.62	18,354	—
USD	BNP	77,453	11/17/28	Hims & Hers Health, Inc.	3.62	—	25,195
USD	BNP	176,795	11/17/28	Hive Digital Technologies Ltd.	3.62	24,043	—
USD	BNP	27,688	11/17/28	i-80 Gold Corp.	3.62	1,194	—
USD	BNP	11,584	11/17/28	Impinj, Inc.	3.62	—	699
USD	BNP	281,990	11/17/28	indie Semiconductor, Inc.	3.62	—	84,199
USD	BNP	32,523	11/17/28	Indivior Pharmaceuticals, Inc.	3.62	—	2,498
USD	BNP	22,882	11/17/28	Innoviva, Inc.	3.62	—	282
USD	BNP	13,499	11/17/28	Integer Holdings Corp.	3.62	—	943
USD	BNP	4,941,229	11/17/28	InterDigital, Inc.	3.62	431,920	—
USD	BNP	707,450	11/17/28	Intuitive Machines, Inc.	3.62	21,584	—
USD	BNP	4,834	11/17/28	Ionis Pharmaceuticals, Inc.	3.62	—	146
USD	NIP	4,538,276	11/30/27	IREN Ltd.	3.62	—	167,875
USD	BNP	364,538	11/17/28	IREN Ltd.	3.62	79,073	—
USD	BNP	20,753	11/17/28	IRhythm Holdings, Inc.	3.62	—	3,134

The accompanying notes are an integral part of these financial statements.

28  Semi-Annual Financial Statements

Lazard Enhanced Opportunities Portfolio (continued)

Currency	Counterparty	Notional Amount	Expiration Date	Reference Entity>	Reference Rate at 6/30/2026	Unrealized Appreciation	Unrealized Depreciation

USD	BNP	$74,657	11/17/28	Itron, Inc.	3.62%	$—	$2,715
USD	BNP	12,267	11/17/28	JD.com, Inc.	3.62	2,213	—
USD	BNP	6,595	11/17/28	JetBlue Airways Corp.	3.62	—	144
USD	BNP	76,177	11/17/28	Keel Infrastructure Corp.	3.62	—	6,373
USD	BNP	13,848	11/17/28	Kimco Realty Corp.	3.62	5	—
USD	NIP	28,844	11/30/27	Kite Realty Group Trust	3.62	—	1,757
USD	BNP	11,643	11/17/28	Kite Realty Group Trust	3.62	—	836
USD	BNP	36,672	11/17/28	Knight-Swift Transportation Holdings, Inc.	3.62	—	1,930
USD	BNP	319,670	11/17/28	Lantheus Holdings, Inc.	3.62	—	95,675
USD	BNP	28,591	11/17/28	LCI Industries	3.62	3,156	—
USD	BNP	25,400	11/17/28	LeMaitre Vascular, Inc.	3.62	1,103	—
USD	BNP	150,700	11/17/28	Liberty Energy, Inc.	3.62	16,494	—
USD	BNP	18,230	11/17/28	Life360, Inc.	3.62	—	3,701
USD	BNP	279,745	11/17/28	Ligand Pharmaceuticals, Inc.	3.62	—	91,655
USD	BNP	56,737	11/17/28	LivaNova PLC	3.62	—	12,578
USD	BNP	1,171,487	11/17/28	Live Nation Entertainment, Inc.	3.62	—	199,201
USD	BOA	10,285	04/01/30	Lucid Group,Inc.	3.62	—	1,723
USD	BNP	4,806,181	11/17/28	Lumentum Holdings, Inc.	3.62	218,585	—
USD	BNP	35,492	11/17/28	Lyft, Inc.	3.62	—	2,232
USD	BNP	13,939	11/17/28	MACOM Technology Solutions Holdings, Inc.	3.62	—	4,277
USD	BNP	21,056	11/17/28	MakeMyTrip Ltd.	3.62	—	2,819
USD	NIP	4,807	11/30/27	Match Group, Inc.	3.62	—	174
USD	BNP	531	11/17/28	Match Group, Inc.	3.62	—	38
USD	BNP	12,559	11/17/28	Merit Medical Systems, Inc.	3.62	—	303
USD	BNP	4,918	11/17/28	Meritage Homes Corp.	3.62	—	773
USD	BNP	376,052	11/17/28	Microchip Technology, Inc.	3.62	26,594	—
USD	BNP	262,269	11/17/28	Mirion Technologies, Inc.	3.62	15,015	—
USD	BNP	567,137	11/17/28	Mirum Pharmaceuticals, Inc.	3.62	—	113,093
USD	BNP	1,553,446	11/17/28	MKS, Inc.	3.62	—	995,992
USD	BNP	6,840,644	11/17/28	Nebius Group NV	3.62	117,482	—
USD	BNP	234,269	11/17/28	NeoGenomics, Inc.	3.62	—	64,290
USD	BNP	15,436	11/17/28	NIO, Inc.	3.62	3,147	—
USD	BNP	193,606	11/17/28	Norwegian Cruise Line Holdings Ltd.	3.62	—	31,239
USD	BNP	449,572	11/17/28	Nova Ltd.	3.62	—	21,977
USD	BNP	136,933	11/17/28	Novavax, Inc.	3.62	156	—
USD	BNP	189,340	11/17/28	Nutanix, Inc.	3.62	—	15,637
USD	BNP	94,807	11/17/28	Nuvation Bio, Inc.	3.62	1,298	—

The accompanying notes are an integral part of these financial statements.

Semi-Annual Financial Statements  29

Lazard Enhanced Opportunities Portfolio (continued)

Currency	Counterparty	Notional Amount	Expiration Date	Reference Entity>	Reference Rate at 6/30/2026	Unrealized Appreciation	Unrealized Depreciation

USD	BNP	$4,866	11/17/28	Oddity Tech Ltd.	3.62%	$—	$496
USD	BNP	22,029	11/17/28	Omnicell, Inc.	3.62	336	—
USD	BNP	995,983	11/17/28	ON Semiconductor Corp.	3.62	178,648	—
USD	BNP	725,548	11/17/28	Opendoor Technologies, Inc.	3.62	202,994	—
USD	BNP	22,476	11/17/28	Ormat Technologies, Inc.	3.62	4,364	—
USD	BNP	25,837	11/17/28	Oscar Health, Inc.	3.62	—	20,946
USD	BNP	829,441	11/17/28	OSI Systems, Inc.	3.62	170,234	—
USD	NIP	56	11/30/27	Osisko Development Corp.	3.62	—	1
USD	BNP	31,560	11/17/28	Pacira BioSciences, Inc.	3.62	—	922
USD	BNP	265,305	11/17/28	Pagaya Technologies Ltd.	3.62	23,582	—
USD	BNP	94,854	11/17/28	Palo Alto Networks, Inc.	3.62	—	20,593
USD	BNP	31,409	11/17/28	PAR Technology Corp.	3.62	—	6,105
USD	BNP	8,880	11/17/28	Parsons Corp.	3.62	50	—
USD	BNP	56,967	11/17/28	Patrick Industries, Inc.	3.62	2,642	—
USD	BNP	10,213	11/17/28	Peloton Interactive, Inc.	3.62	—	2,828
USD	BNP	776,101	11/17/28	Penguin Solutions, Inc.	3.62	—	823,162
EUR	BNP	189,238	07/19/27	Pharming Group NV	2.18	27,786	—
USD	BNP	1,074,881	04/26/27	Ping An Insurance Group Co. of China Ltd.	3.62	173,588	—
USD	BNP	36,396	11/17/28	Pitney Bowes, Inc.	3.62	—	15,915
USD	BNP	1,255,577	11/17/28	Planet Labs PBC	3.62	—	158,560
USD	BNP	335,442	11/17/28	Plug Power, Inc.	3.62	64,951	—
CAD	BNP	4,832	03/07/28	Premium Brands Holdings Corp.	2.31	709	—
USD	BNP	7,730	11/17/28	Progress Software Corp.	3.62	—	1,015
USD	BNP	1,142	11/17/28	ProPetro Holding Corp.	3.62	111	—
USD	BNP	42,562	11/17/28	PTC Therapeutics, Inc.	3.62	—	2,651
USD	BNP	81,297	11/17/28	PureCycle Technologies, Inc.	3.62	6,571	—
USD	BNP	494,239	11/17/28	RealReal, Inc.	3.62	—	5,783
USD	BNP	6,261	11/17/28	Repay Holdings Corp.	3.62	—	380
USD	BNP	3,689	11/17/28	Repligen Corp.	3.62	—	530
USD	NIP	383,534	11/30/27	Riot Platforms, Inc.	3.62	—	64,515
USD	BNP	35,002	11/17/28	Riot Platforms, Inc.	3.62	—	5,081
USD	BNP	33,786	11/17/28	Rivian Automotive, Inc.	3.62	—	1,171
USD	BNP	110,188	11/17/28	Robinhood Markets, Inc.	3.62	5,169	—
USD	BNP	80,049	11/17/28	Rubrik, Inc.	3.62	—	13,486
USD	BNP	8,172	11/17/28	Sarepta Therapeutics, Inc.	3.62	1,475	—
USD	BNP	1,795,271	11/17/28	Semtech Corp.	3.62	—	136,284
USD	BOA	95,858	06/17/27	SharonAI Holdings, Inc.	3.62	669	—
USD	BNP	2,232	11/17/28	SharonAI Holdings, Inc.	3.62	199	—
USD	NIP	270,864	11/30/27	Silvercorp Metals, Inc.	3.62	—	8,545

The accompanying notes are an integral part of these financial statements.

30  Semi-Annual Financial Statements

Lazard Enhanced Opportunities Portfolio (continued)

Currency	Counterparty	Notional Amount	Expiration Date	Reference Entity>	Reference Rate at 6/30/2026	Unrealized Appreciation	Unrealized Depreciation

USD	BNP	$482,336	11/17/28	Silvercorp Metals, Inc.	3.62%	$24,150	$—
USD	BNP	57,062	11/17/28	Sirius XM Holdings, Inc.	3.62	—	3,580
USD	BNP	24,750	11/17/28	SiTime Corp.	3.62	—	2,013
USD	BNP	2,449,424	11/17/28	Snowflake, Inc.	3.62	—	197,606
USD	NIP	180,287	11/30/27	SoFi Technologies, Inc.	3.62	—	3,130
USD	BNP	1,560,905	11/17/28	SoFi Technologies, Inc.	3.62	174,643	—
USD	BNP	741,946	11/17/28	SolarEdge Technologies, Inc.	3.62	—	132,721
USD	BNP	1,720,095	11/17/28	Solaris Energy Infrastructure, Inc.	3.62	—	536,407
USD	BNP	147,293	11/17/28	Sphere Entertainment Co.	3.62	—	78,050
USD	BNP	1,067,441	11/17/28	Stride, Inc.	3.62	—	15,469
USD	BNP	28,764	11/17/28	Sunrun, Inc.	3.62	3,035	—
USD	BNP	122,497	11/17/28	Super Micro Computer, Inc.	3.62	9,572	—
USD	BNP	17,056	11/17/28	Synaptics, Inc.	3.62	—	2,394
USD	BNP	26,843	11/17/28	Syndax Pharmaceuticals, Inc.	3.62	—	5,427
USD	BNP	422,328	11/17/28	T1 Energy, Inc.	3.62	—	72,626
USD	BNP	12,566	11/17/28	Tandem Diabetes Care, Inc.	3.62	772	—
USD	BNP	48,135	11/17/28	Tempus AI, Inc.	3.62	—	7,638
USD	NIP	746,220	11/30/27	Terawulf, Inc.	3.62	—	12,686
USD	BNP	3,831,317	11/17/28	Terawulf, Inc.	3.62	398,336	—
USD	BNP	16,454	11/17/28	Tetra Tech, Inc.	3.62	699	—
USD	BNP	77,193	11/17/28	TransMedics Group, Inc.	3.62	24,420	—
USD	BNP	324,162	11/17/28	Transocean Ltd.	3.62	82,402	—
USD	BNP	393,012	11/17/28	Travere Therapeutics, Inc.	3.62	—	122,435
USD	BNP	7,922	11/17/28	Trip.com Group Ltd.	3.62	1,115	—
USD	BNP	22,474	11/17/28	Tyler Technologies, Inc.	3.62	1,485	—
USD	BNP	154,583	11/17/28	U.S. Treasury Bills, 0.000%, 12/24/26	3.62	—	945
USD	BNP	1,366,202	11/17/28	U.S. Treasury Notes, 3.500%, 03/15/29	3.62	1,741	—
USD	BNP	1,040,025	11/17/28	U.S. Treasury Notes, 3.500%, 02/28/31	3.62	—	823
USD	BNP	312,959	11/17/28	U.S. Treasury Notes, 3.750%, 02/28/33	3.62	—	1,925
USD	BNP	770,437	11/17/28	U.S. Treasury Notes, 3.375%, 02/29/28	3.62	—	1,131
USD	BNP	1,898,848	11/17/28	U.S. Treasury Notes, 3.500%, 09/30/29	3.62	21,422	—
USD	BNP	48,999	11/17/28	U.S. Treasury Notes, 3.875%, 09/30/32	3.62	579	—
USD	BNP	67,654	11/17/28	Uber Technologies, Inc.	3.62	2,258	—
USD	BNP	63,493	11/17/28	Ultra Clean Holdings, Inc.	3.62	—	32,488
USD	BNP	47,057	11/17/28	Unity Software, Inc.	3.62	—	6,046

The accompanying notes are an integral part of these financial statements.

Semi-Annual Financial Statements  31

Lazard Enhanced Opportunities Portfolio (concluded)

Currency	Counterparty	Notional Amount	Expiration Date	Reference Entity>	Reference Rate at 6/30/2026	Unrealized Appreciation	Unrealized Depreciation

USD	BNP	$315,496	11/17/28	Upstart Holdings, Inc.	3.62%	$—	$18,799
USD	BNP	90,536	11/17/28	Varonis Systems, Inc.	3.62	—	52,562
USD	NIP	21,634	11/30/27	Veeco Instruments, Inc.	3.62	—	35,381
USD	BNP	781,966	11/17/28	Veeco Instruments, Inc.	3.62	—	446,748
USD	BNP	80,746	11/17/28	Viavi Solutions, Inc.	3.62	—	9,154
USD	BNP	21,789	11/17/28	Viridian Therapeutics, Inc.	3.62	—	1,126
USD	BNP	514,078	11/17/28	Vishay Intertechnology, Inc.	3.62	—	147,591
USD	BNP	87,657	11/17/28	Vnet Group, Inc.	3.62	17,651	—
USD	BNP	585,979	11/17/28	Wayfair, Inc.	3.62	—	140,360
USD	BNP	23,235	11/17/28	Willis Lease Finance Corp.	3.62	—	6,213
USD	BNP	140,595	11/17/28	WisdomTree, Inc.	3.62	10,886	—
USD	BNP	11,935	11/17/28	Wix.com Ltd.	3.62	2,984	—
USD	NIP	15,302	11/30/27	Wolfspeed, Inc.	3.62	2,124	—
USD	BNP	354,369	11/17/28	Wolfspeed, Inc.	3.62	85,966	—
USD	BNP	3,715	11/17/28	Workiva, Inc.	3.62	86	—
USD	BNP	1,017,549	11/17/28	Xometry, Inc.	3.62	—	441,742
USD	BNP	27,725	11/17/28	Ziff Davis, Inc.	3.62	—	3,842
USD	BNP	25,985	11/17/28	Zoetis, Inc.	3.62	2,529	—
USD	BNP	2,398	11/17/28	Zscaler, Inc.	3.62	146	—
Total gross unrealized appreciation/depreciation on Total Return Swap Agreements						$17,559,001	$15,552,484

>	For long position contracts, the Portfolio receives appreciation and dividends/interest and pays depreciation of the referenced entity as well as financing charges at the referenced rate. The financing charge rate for long positions is the Overnight Bank Funding Rate (OBFR) plus a spread of up to 80 basis points. For short position contracts, the Portfolio pays appreciation and dividends/interest and receives depreciation of the referenced entity as well as financing charges at the referenced rate. Generally, the financing charge rate for short positions is the OBFR minus a spread of up to 475 basis points, with one specific position having a rate of OBFR minus a spread of 650 basis points.

The accompanying notes are an integral part of these financial statements.

32  Semi-Annual Financial Statements

Description	Shares	Value

Lazard Opportunistic Strategies Portfolio

Exchange-Traded Funds | 96.1%

Commodity | 5.3%
U.S. Copper Index Fund	9,229	$348,210
U.S. Oil Fund LP	2,929	311,763
WisdomTree Aluminium	147,649	609,618
		1,269,591

Equity Funds | 67.2%
Franklin FTSE Latin America ETF	16,958	449,557
Invesco QQQ Trust, Series 1	2,293	1,688,565
iShares MSCI Emerging Markets ETF	3,819	261,258
iShares MSCI Japan ETF	11,108	1,036,043
iShares MSCI USA Momentum Factor ETF	1,556	533,444
Lazard International Dynamic Equity ETF (a)	10,244	359,257
Lazard Next Gen Technologies ETF (a)	21,195	1,006,211
State Street SPDR EURO STOXX 50 ETF	24,968	1,714,802
Vanguard S&P 500 ETF	4,704	3,230,754
Vanguard S&P 500 Growth ETF	35,676	2,947,551
Vanguard S&P 500 Value ETF	13,297	2,914,835
		16,142,277

Fixed Income | 23.6%
iShares 1-3 Year Treasury Bond ETF	14,691	1,206,278
iShares 20+ Year Treasury Bond ETF	32,350	2,795,687
iShares iBoxx USD Investment Grade Corporate Bond ETF	6,710	731,860
iShares International Treasury Bond ETF	22,756	933,679
		5,667,504

Total Exchange-Traded Funds (Cost $17,199,560)		23,079,372

The accompanying notes are an integral part of these financial statements.

Semi-Annual Financial Statements  33

Description	Shares	Value

Lazard Opportunistic Strategies Portfolio (continued)

Short-Term Investments | 3.8%
Lazard Government Money Market Portfolio, 3.47% (7 Day Yield) (a) (Cost $905,103)	905,103	$905,103

Total Investments | 99.9% (Cost $18,104,663)		$23,984,475

Cash and Other Assets in Excess of Liabilities | 0.1%		26,304

Net Assets | 100.0%		$24,010,779

Notes to Portfolio of Investments:

(a)	Affiliated investments.

Total Return Swap Agreements open at June 30, 2026:

Currency	Counterparty	Notional Amount	Expiration Date	Receive	Pay	Rate	Payment Frequency	Unrealized Appreciation	Unrealized Depreciation

USD	GSC	$839,608	12/21/26	Net appreciation and dividends paid, on Securities in a custom momentum basket	Net depreciation, and dividend expense (if applicable), on securities in a custom momentum basket as well as financing charges at the referenced rate	SOFR+0.45 bps	Upon Maturity(a)	$111,215*	$ —*

(a)	For swap agreements, the net settlement will occur on the expiration date.
*	Include net accrued dividends and financing charges of $5,853.

The accompanying notes are an integral part of these financial statements.

34  Semi-Annual Financial Statements

Lazard Opportunistic Strategies Portfolio (concluded)

Individual security breakdowns for Total Return Swaps reflect the notional exposure of the underlying reference basket. Market values shown exclude the financing costs associated with the Total Return Swaps.

The following tables represent the shares of the individual securities and related fair values underlying the custom total return basket swap agreements with GSC, as of June 30, 2026:

Securities within GSCBLZTH (SOFR+0.45bps)	Shares	Value

Abivax SA ADR	336	$44,775
Apogee Therapeutics, Inc.	333	44,199
Arcutis Biotherapeutics, Inc.	1,455	38,150
Argenx SE ADR	144	133,600
Ascendis Pharma AS	287	76,549
Axsome Therapeutics, Inc.	427	104,517
Disc Medicine, Inc.	276	20,187
Insmed, Inc.	429	45,740
Ionis Pharmaceuticals, Inc.	522	41,389
Madrigal Pharmaceuticals, Inc.	111	59,601
Maze Therapeutics, Inc.	315	9,400
Mirum Pharmaceuticals, Inc.	325	38,048
Newamsterdam Pharma Co. NV	453	15,352
Rhythm Pharmaceuticals, Inc.	483	53,627
Roivant Sciences Ltd.	2,865	101,392
Scholar Rock Holding Corp.	360	19,800
TG Therapeutics, Inc.	673	36,975
Vaxcyte, Inc.	442	25,693
Vera Therapeutics, Inc.	339	14,546
Viridian Therapeutics, Inc.	523	9,608
Xenon Pharmaceuticals, Inc.	383	23,118
Total Fair Value		$956,266

The accompanying notes are an integral part of these financial statements.

Semi-Annual Financial Statements  35

Description	Shares	Value

Lazard Real Assets Portfolio (•)

Common Stocks | 74.5%

Australia | 1.9%
Anglogold Ashanti PLC	27	$2,183
Aurizon Holdings Ltd.	8,800	25,479
BHP Group Ltd.	130	5,426
Evolution Mining Ltd.	113	923
Fortescue Ltd.	125	1,665
Goodman Group REIT	1,621	35,141
Northern Star Resources Ltd.	125	1,646
Rio Tinto PLC	86	8,134
Transurban Group	4,051	40,438
		121,035

Belgium | 0.5%
Aedifica SA REIT	273	22,028
Warehouses De Pauw CVA REIT	329	8,297
		30,325

Brazil | 1.4%
Iguatemi SA	4,700	22,916
Motiva Infraestrutura de Mobilidade SA	10,000	28,320
Multiplan Empreendimentos Imobiliarios SA	5,500	31,185
Wheaton Precious Metals Corp.	26	2,925
Yara International ASA	94	4,133
		89,479

Canada | 5.4%
Agnico Eagle Mines Ltd.	47	7,303
Alamos Gold, Inc., Class A	31	940
Atco Ltd., Class I	943	49,269
Barrick Mining Corp.	145	5,332
Boardwalk Real Estate Investment Trust REIT	1,066	48,668
Canadian National Railway Co.	218	26,015
Enbridge, Inc.	210	11,388
First Capital Real Estate Investment Trust REIT	1,475	24,066
Granite Real Estate Investment Trust REIT	576	38,908
Hydro One Ltd. (#)	1,408	58,077
Kinross Gold Corp.	220	5,209

The accompanying notes are an integral part of these financial statements.

36  Semi-Annual Financial Statements

Description	Shares	Value

Lazard Real Assets Portfolio (•) (continued)

Lundin Gold, Inc.	31	$1,672
LunR Royalties Corp. (*)	6	80
Nutrien Ltd.	176	11,088
TC Energy Corp.	830	55,021
Teck Resources Ltd., Class B	16	953
		343,989

China | 0.6%
C&D International Investment Group Ltd.	3,000	5,173
China Overseas Land & Investment Ltd.	5,500	8,498
China Resources Land Ltd.	2,500	9,599
Hopson Development Holdings Ltd. (*), (¢)	11,668	3,720
Midea Real Estate Holding Ltd. (#)	6,600	2,266
Seazen Group Ltd. (*)	18,000	3,057
Yuexiu Property Co. Ltd.	20,000	8,539
		40,852

Finland | 0.0%
Stora Enso OYJ, R Shares	129	1,377
UPM-Kymmene OYJ	25	663
		2,040

France | 3.1%
Aeroports de Paris SA	187	24,373
Covivio SA REIT	249	15,257
Engie SA	2,151	67,824
Klepierre SA REIT	334	13,964
TotalEnergies SE	136	10,565
Vinci SA	472	69,033
		201,016

Germany | 0.3%
TAG Immobilien AG	536	8,643
Vonovia SE	371	9,154
		17,797

Hong Kong | 1.2%
Hang Lung Properties Ltd.	6,000	5,290
Henderson Land Development Co. Ltd.	2,000	6,347

The accompanying notes are an integral part of these financial statements.

Semi-Annual Financial Statements  37

Description	Shares	Value

Lazard Real Assets Portfolio (•) (continued)

Hongkong Land Holdings Ltd.	900	$6,440
Kerry Properties Ltd.	2,500	5,767
Link REIT	2,300	10,730
Swire Properties Ltd.	4,200	11,040
Wharf Real Estate Investment Co. Ltd.	11,000	30,135
		75,749

Israel | 0.0%
ICL Group Ltd.	257	1,289

Italy | 1.0%
Terna - Rete Elettrica Nazionale	5,267	61,625

Japan | 3.3%
Central Japan Railway Co.	500	10,731
Daiwa House Industry Co. Ltd.	500	13,536
East Japan Railway Co.	1,200	25,152
Hankyu Hanshin Holdings, Inc.	600	15,779
Hoshino Resorts REIT, Inc.	3	4,438
Hulic Co. Ltd.	2,300	23,991
Industrial & Infrastructure Fund Investment Corp. REIT	38	33,282
Japan Prime Realty Investment Corp. REIT	22	12,660
Katitas Co. Ltd.	300	6,151
KDX Realty Investment Corp. REIT	10	9,559
Mitsui Fudosan Logistics Park, Inc. REIT	33	21,908
Nippon Steel Corp.	500	1,656
Osaka Gas Co. Ltd.	600	20,183
Sekisui House Reit, Inc.	28	13,178
		212,204

Luxembourg | 0.0%
ArcelorMittal SA	21	1,263

Mexico | 0.6%
Grupo Aeroportuario del Centro Norte SAB de CV	1,000	14,160
Grupo Aeroportuario del Pacifico SAB de CV, B Shares	935	23,646
		37,806

The accompanying notes are an integral part of these financial statements.

38  Semi-Annual Financial Statements

Description	Shares	Value

Lazard Real Assets Portfolio (•) (continued)

Singapore | 0.3%
Parkway Life REIT	4,000	$12,520
UOL Group Ltd.	800	5,907
		18,427

South Africa | 0.5%
Anglo American PLC	144	7,053
Gold Fields Ltd.	80	2,683
Growthpoint Properties Ltd. REIT	19,317	20,326
		30,062

South Korea | 0.0%
POSCO Holdings, Inc.	9	1,848

Spain | 0.6%
Aena SME SA (#)	1,234	37,616
Repsol SA	27	672
		38,288

Sweden | 0.2%
Boliden AB	73	4,122
Catena AB	132	5,668
		9,790

Switzerland | 0.1%
International Workplace Group PLC	2,427	5,961

United Arab Emirates | 0.4%
Emaar Development PJSC	6,180	23,457

United Kingdom | 4.7%
National Grid PLC	4,168	69,009
Segro PLC REIT	818	9,505
Severn Trent PLC	606	23,684
Shaftesbury Capital PLC REIT	32,956	60,396
SSE PLC	2,205	71,264
Tritax Big Box REIT PLC	30,051	64,370
		298,228

The accompanying notes are an integral part of these financial statements.

Semi-Annual Financial Statements  39

Description	Shares	Value

Lazard Real Assets Portfolio (•) (continued)

United States | 48.4%
Alexandria Real Estate Equities, Inc. REIT	1,092	$57,712
Ameren Corp.	739	83,537
American Electric Power Co., Inc.	453	61,975
American Homes 4 Rent, Class A REIT	913	30,604
American Tower Corp. REIT	849	138,871
Apple Hospitality REIT, Inc.	1,433	24,089
Archer-Daniels-Midland Co.	66	5,042
Atmos Energy Corp.	246	42,378
AvalonBay Communities, Inc. REIT	349	65,853
Avery Dennison Corp.	11	1,786
Brixmor Property Group, Inc. REIT	581	18,319
Camden Property Trust REIT	189	21,639
CareTrust REIT, Inc.	755	30,464
CF Industries Holdings, Inc.	85	9,202
Cheniere Energy, Inc.	148	35,373
Chevron Corp.	13	2,155
CMS Energy Corp.	111	8,491
Coeur Mining, Inc.	81	1,322
ConocoPhillips	61	6,342
Consolidated Edison, Inc.	492	54,430
Constellation Energy Corp.	31	7,699
Corteva, Inc.	140	11,857
Crown Castle, Inc. REIT	1,307	98,979
CSX Corp.	906	43,062
Darling Ingredients, Inc. (*)	53	2,895
Devon Energy Corp.	89	3,677
Digital Realty Trust, Inc. REIT	353	63,392
Dominion Energy, Inc.	584	39,881
DTE Energy Co.	73	11,123
Duke Energy Corp.	333	42,151
EastGroup Properties, Inc. REIT	227	45,974
Energy Transfer LP	3,499	66,901
Entergy Corp.	496	56,971
Enterprise Products Partners LP	1,040	38,230
EOG Resources, Inc.	8	1,038
Equinix, Inc. REIT	77	80,264
Equity Residential REIT	632	42,932
Essex Property Trust, Inc. REIT	79	23,036
Exelon Corp.	910	42,424

The accompanying notes are an integral part of these financial statements.

40  Semi-Annual Financial Statements

Description	Shares	Value

Lazard Real Assets Portfolio (•) (continued)

Extra Space Storage, Inc. REIT	39	$5,667
Exxon Mobil Corp.	82	11,211
Ferrovial NV	1,034	70,933
First Industrial Realty Trust, Inc. REIT	610	37,399
FMC Corp.	40	460
Freeport-McMoRan, Inc.	154	9,685
Halliburton Co.	131	4,447
Host Hotels & Resorts, Inc. REIT	2,563	60,769
Ingredion, Inc.	54	5,114
Invitation Homes, Inc. REIT	1,975	59,665
Iron Mountain, Inc. REIT	117	14,778
Kinder Morgan, Inc.	922	29,476
Marathon Petroleum Corp.	32	8,181
Mid-America Apartment Communities, Inc. REIT	468	65,024
Mosaic Co.	185	3,920
Newmont Corp.	145	13,543
NextEra Energy, Inc.	406	35,635
NiSource, Inc.	1,301	61,863
NNN REIT, Inc.	484	22,521
Norfolk Southern Corp.	87	27,369
Nucor Corp.	27	6,014
Omega Healthcare Investors, Inc. REIT	1,133	54,021
Phillips 66	18	3,043
Pinnacle West Capital Corp.	285	30,495
Prologis, Inc. REIT	999	135,335
Public Service Enterprise Group, Inc.	98	7,954
Realty Income Corp. REIT	327	20,261
Regency Centers Corp. REIT	418	33,331
Reliance, Inc.	13	4,857
Ryman Hospitality Properties, Inc. REIT	98	12,598
Sabra Health Care REIT, Inc.	1,323	25,812
SBA Communications Corp. REIT	503	88,759
Scotts Miracle-Gro Co.	45	3,065
Shell PLC	183	7,088
Simon Property Group, Inc. REIT	451	100,866
SL Green Realty Corp. REIT	293	15,169
SLB Ltd.	16	744
STAG Industrial, Inc. REIT	227	8,640
Steel Dynamics, Inc.	11	2,524
Sunstone Hotel Investors, Inc. REIT	1,314	15,045

The accompanying notes are an integral part of these financial statements.

Semi-Annual Financial Statements  41

Description	Shares	Value

Lazard Real Assets Portfolio (•) (continued)

Targa Resources Corp.	277	$74,275
Union Pacific Corp.	290	78,880
Valero Energy Corp.	16	4,167
Ventas, Inc. REIT	929	82,495
WEC Energy Group, Inc.	376	43,905
Welltower, Inc. REIT	534	121,202
Williams Cos., Inc.	1,055	78,429
Xcel Energy, Inc.	756	60,707
		3,089,411

Total Common Stocks (Cost $3,886,093)		4,751,941

Exchange-Traded Funds | 1.6%
iShares Gold Trust (~) (Cost $118,811)	1,382	104,355

Preferred Stocks | 0.0%

Brazil | 0.0%
Petroleo Brasileiro SA - Petrobras (Cost $1,166)	200	1,465

Short-Term Investments | 18.2%
Lazard Government Money Market Portfolio, 3.47% (7 Day Yield) (~), (a) (Cost $1,164,562)	1,164,562	1,164,562

Total Investments | 94.3% (Cost $5,170,632)		$6,022,323

Cash and Other Assets in Excess of Liabilities | 5.7%		360,798

Net Assets | 100.0%		$6,383,121

The accompanying notes are an integral part of these financial statements.

42  Semi-Annual Financial Statements

Lazard Real Assets Portfolio (•) (continued)

Notes to Portfolio of Investments:

(•)	Lazard Real Assets Portfolio’s Portfolio of Investments and accompanying notes are presented on a consolidated basis.
(#)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At June 30, 2026, these securities amounted to 1.5% of net assets of the Portfolio.
(*)	Non-income producing security.
(¢)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(~)	The security is owned by Lazard Real Assets Portfolio Ltd., a wholly-owned subsidiary of the Portfolio.
(a)	Affiliated investment.

Total Return Swap Agreements open at June 30, 2026 (~):

Currency	Counterparty	Notional Amount	Expiration Date	Receive	Pay	Payable	Payment Frequency	Unrealized Appreciation	Unrealized Depreciation
USD	GSC	$1,469,161	07/29/26	Appreciation, and dividends paid, on commodities in a custom momentum basket	0.00%	Depreciation and dividend expenses (if applicable), on commodities in a custom momentum basket	Upon Maturity(a)	$144,620*	$ —*

(~)	The security is owned by Lazard Real Assets Portfolio Ltd., a wholly-owned subsidiary of the Portfolio.
(a)	For swap agreements, the net settlement will occur on the expiration date.
*	Include net accrued dividends and financing charges of $3,428.

The accompanying notes are an integral part of these financial statements.

Semi-Annual Financial Statements  43

Lazard Real Assets Portfolio (•) (concluded)

The following table represents the commodity exposure expressed as a percentage of the notional amount of the custom total return basket swap agreements with GSC, as of June 30, 2026:

Commodity	Commodity Index Ticker Symbol	Commodity Exposure Expressed as a Percentage of Notional Amount

Aluminum	BCOMLA	3.70%
Brent Crude Oil	BCOMCO	9.54
Chicago Wheat	BCOMW	2.88
Cocoa	BCOMCC	1.36
Coffee	BCOMKC	2.14
Copper HG	BCOMHG	6.33
Corn	BCOMC	4.79
Cotton	BCOMCT	1.76
Gasoil	BCOMQS	3.96
Gold	BCOMGC	12.55
Heating Oil	BCOMHO	3.14
Kansas Wheat	BCOMKW	1.96
Lead	BCOMLL	0.80
Lean Hogs	BCOMLH	1.91
Live Cattle	BCOMLC	3.72
Natural Gas	BCOMNG	7.27
Nickel	BCOMLN	1.88
RBOB Gasoline	BCOMXB	3.19
Silver	BCOMSI	2.83
Soybean	BCOMS	5.34
Soybean Meal	BCOMSM	2.71
Soybean Oil	BCOMBO	3.48
Sugar	BCOMSB	2.72
WTI Crude Oil	BCOMCL	7.69
Zinc	BCOMLX	2.35
Total		100.00%

The accompanying notes are an integral part of these financial statements.

44  Semi-Annual Financial Statements

The Lazard Funds, Inc. Abbreviations

June 30, 2026 (unaudited)

Security Abbreviations:

ADR	—	American Depositary Receipt
CVR	—	Contingent Value Rights
ETF	—	Exchange-Traded Fund
PJSC	—	Public Joint Stock Company
REITs	—	Real Estate Investment Trust
SOFR	—	Secured Overnight Financing Rate

Currency Abbreviations:
CAD	—	Canadian Dollar
EUR	—	Euro
USD	—	United States Dollar

Counterparty Abbreviations:
BMO	—	Bank of Montreal
BNP	—	BNP Paribas SA
BOA	—	Bank of America N.A.
GSC	—	Goldman Sachs International
MSC	—	Morgan Stanley & Co.
NIP	—	Nomura International Plc
SGN	—	Societe Generale
SSB	—	State Street Bank & Trust Co.

The accompanying notes are an integral part of these financial statements.

Semi-Annual Financial Statements  45

The Lazard Funds, Inc. Statements of Assets and Liabilities (unaudited)

June 30, 2026	Lazard Enhanced Opportunities Portfolio	Lazard Opportunistic Strategies Portfolio

ASSETS
Investments in securities, at fair value:
Unaffiliated issuers	$80,170,826	$21,713,904
Affiliated issuers (Note 5)	—	2,270,571
Cash	7,916,517	9,233
Foreign currency, at fair value	3,353	—
Receivables for:
Capital stock sold	1,909,896	—
Dividends and interest	139,149	12,990
Terminated Swaps	10,942	—
Amount due from Investment Manager (Note 3)	—	8,076
Cash collateral pledged for derivative contracts	113,326	—
Variation margin on open futures contracts	92,749	—
Gross unrealized appreciation on:
Forward currency contracts	558	—
Swap agreements	17,559,001	111,215
Other assets	—	—
Total assets	107,916,317	24,125,989

LIABILITIES
Securities sold short, at fair value	1,481,984	—
Payables for:
Accrued custodian fees	72,912	27,967
Management fees	44,969	—
Accrued administration fees	37,463	32,574
Accrued professional services	33,856	34,808
Accrued shareholders’ reports	10,539	10,931
Accrued registration fees	3,497	107
Accrued directors’ fees	2,196	1,813
Accrued distribution fees	205	—
Accrued shareholder’s services	—	3,749
Investments purchased	7,573,581	—
Dividends and interest on securities sold short	3,088,969	—
Capital stock redeemed	12,763	—
Gross unrealized depreciation on:
Swap agreements	15,552,484	—
Other accrued expenses and payables	8,905	3,261
Total liabilities	27,924,323	115,210
Net assets	$79,991,994	$24,010,779

The accompanying notes are an integral part of these financial statements.

46  Semi-Annual Financial Statements

Lazard Real Assets Portfolio (a)

$4,857,761
1,164,562
25
52,680

528
24,744
—
16,567
260,045
—

—
144,620
11,599
6,533,131

—

47,061
—
30,566
40,569
7,863
99
1,337
38
—
15,812
—
47

—
6,618
150,010
$6,383,121

Semi-Annual Financial Statements  47

June 30, 2026	Lazard Enhanced Opportunities Portfolio	Lazard Opportunistic Strategies Portfolio

NET ASSETS
Paid in capital	$79,585,651	$16,379,835
Distributable earnings (Accumulated loss)	406,343	7,630,944
Net assets	$79,991,994	$24,010,779

Institutional Shares
Net assets	$78,649,724	$23,919,781
Shares of capital stock outstanding*	7,988,641	2,199,709
Net asset value, offering and redemption price per share	$9.85	$10.87

Open Shares
Net assets	$1,342,270	$90,998
Shares of capital stock outstanding*	135,820	8,446
Net asset value, offering and redemption price per share	$9.88	$10.77

R6 Shares
Net assets	—	—
Shares of capital stock outstanding*	—	—

Net asset value, offering and redemption price per share	—	—
Cost of unaffiliated issuers	$82,563,891	$15,998,619
Cost of affiliated issuers	$—	$2,106,044
Proceeds received from securities sold short	$1,511,294	$—
Cost of foreign currency	$3,365	$—

*	$0.001 par value, 6,900,000,000 shares authorized for the Portfolios in total.
(a)	Consolidated Statement of Assets and Liabilities.

The accompanying notes are an integral part of these financial statements.

48  Semi-Annual Financial Statements

Lazard Real Assets Portfolio (a)

$10,627,379
(4,244,258)
$6,383,121

$5,552,756
488,055

$11.38

$247,225
21,713

$11.39

$583,140
51,230

$11.38
$4,006,070
$1,164,562
$—
$53,422

Semi-Annual Financial Statements  49

The Lazard Funds, Inc. Statements of Operations (unaudited)

For the Six Months Ended June 30, 2026	Lazard Enhanced Opportunities Portfolio	Lazard Opportunistic Strategies Portfolio

Investment Income
Interest*	$1,012,208	$147
Dividends:
Affiliated issuers (Note 5)	82,589	43,535
Unaffiliated issuers*	10,638	178,359
Total investment income	1,105,435	222,041

Expenses
Management fees (Note 3)	333,038	117,653
Custodian fees	41,624	15,990
Professional services	34,182	22,554
Registration fees	19,777	32,640
Administration fees	17,401	14,490
Shareholders’ reports	9,531	5,661
Shareholders’ services	9,316	8,286
Directors’ fees and expenses	4,203	3,175
Distribution fees (Open Shares)	1,581	108
Other^	14,174	1,247
Total gross expenses before expenses on securities sold short	484,827	221,804
Broker expenses on securities sold short	13,575	—
Dividend expense on securities sold short	37,231	—
Total gross expenses	535,633	221,804
Management fees waived and expenses reimbursed	(52,208)	(101,008)
Total net expenses	483,425	120,796
Net investment income (loss)	622,010	101,245

Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	6,567,155	1,107,685
Affiliated issuers (Note 5)	—	(1,044)
Securities sold short	(2,948,782)	—
Foreign currency transactions	(4,652)	—
Forward currency contracts	18,415	—
Futures contracts	(87,375)	—
Written options	56,769	—
Swap agreements	(3,750,276)	17,624
Total net realized gain (loss)	(148,746)	1,124,265

The accompanying notes are an integral part of these financial statements.

50  Semi-Annual Financial Statements

Lazard Real Assets Portfolio (a)

$12,291

11,545
86,560
110,396

20,510
28,542
26,787
21,115
13,414
3,835
13,995
7,585
343
16

136,142
—
—
136,142
(110,677)
25,465
84,931

233,820
—
—
(429)
—
—
—
—
233,391

Semi-Annual Financial Statements  51

For the Six Months Ended June 30, 2026	Lazard Enhanced Opportunities Portfolio	Lazard Opportunistic Strategies Portfolio

Net change in unrealized appreciation (depreciation) on:
Investments	(101,605)	178,992
Affiliated issuers (Note 5)	—	193,722
Securities sold short	80,216	—
Foreign currency translations	(329)	—
Forward currency contracts	1,924	—
Futures contracts	4,860	—
Written options	380	—
Swap agreements	2,711,002	62,055
Total net change in unrealized appreciation (depreciation)	2,696,448	434,769
Net realized and unrealized gain (loss)	2,547,702	1,559,034
Net increase (decrease) resulting from operations	$3,169,712	$1,660,279
* Net of foreign withholding taxes paid (reclaimed)	$3,181	$—
^ Includes interest on line of credit (Note 6)	$10,161	$602

(a)	Consolidated Statement of Operations.

The accompanying notes are an integral part of these financial statements.

52  Semi-Annual Financial Statements

Lazard Real Assets Portfolio (a)

201,678
—
—
(883)
—
—
—
65,221
266,016
499,407
$584,338
$4,425
$—

Semi-Annual Financial Statements  53

The Lazard Funds, Inc. Statements of Changes in Net Assets (unaudited)

	Lazard Enhanced Opportunities Portfolio
	Six Months Ended June 30, 2026 (unaudited)	Year Ended December 31, 2025

Increase (Decrease) in Net Assets From

Operations
Net investment income (loss)	$622,010	$1,907,477
Net realized gain (loss)	(148,746)	4,732,998
Net change in unrealized appreciation (depreciation)	2,696,448	(1,428,487)
Net increase (decrease) resulting from operations	3,169,712	5,211,988

Distributions to shareholders (Note 2(i))
Net investment income and/or net realized gains
Institutional Shares	—	(384,609)
Open Shares	—	(4,127)
R6 Shares	—	—
Net decrease in net assets resulting from distributions	—	(388,736)

Capital stock transactions
Net proceeds from sales
Institutional Shares	30,894,995	33,229,828
Open Shares	2,263,132	892,322
R6 Shares	—	—
Net proceeds from reinvestment of distributions
Institutional Shares	—	368,618
Open Shares	—	4,127
R6 Shares	—	—
Cost of shares redeemed
Institutional Shares	(14,938,834)	(20,223,963)
Open Shares	(1,616,116)	(880,101)
R6 Shares	—	—
Net increase (decrease) in net assets from capital stock transactions	16,603,177	13,390,831
Total increase (decrease) in net assets	19,772,889	18,214,083
Net assets at beginning of period	60,219,105	42,005,022
Net assets at end of period	$79,991,994	$60,219,105

The accompanying notes are an integral part of these financial statements.

54  Semi-Annual Financial Statements

Lazard Opportunistic Strategies Portfolio		Lazard Real Assets Portfolio (a)
Six Months Ended June 30, 2026 (unaudited)	Year Ended December 31, 2025	Six Months Ended June 30, 2026 (unaudited)	Year Ended December 31, 2025

$101,245	$365,108	$84,931	$162,739
1,124,265	3,834,998	233,391	239,715
434,769	(709,936)	266,016	396,058
1,660,279	3,490,170	584,338	798,512

—	(3,067,867)	(180,247)	(374,460)
—	(11,171)	(8,041)	(20,816)
—	—	(19,124)	(40,029)

—	(3,079,038)	(207,412)	(435,305)

223,804	2,651,338	277,107	1,125,829
200	233	33,042	40,192
—	—	140,663	450,638

—	2,660,780	152,004	368,444
—	9,611	8,041	20,816
—	—	19,124	40,029

(1,688,755)	(13,645,631)	(252,481)	(788,138)
—	(45,958)	(98,433)	(39,399)
—	—	(34,614)	(304,455)

(1,464,751)	(8,369,627)	244,453	913,956
195,528	(7,958,495)	621,379	1,277,163
23,815,251	31,773,746	5,761,742	4,484,579
$24,010,779	$23,815,251	$6,383,121	$5,761,742

Semi-Annual Financial Statements  55

	Lazard Enhanced Opportunities Portfolio
	Six Months Ended June 30, 2026 (unaudited)	Year Ended December 31, 2025

Shares issued and redeemed

Institutional Shares
Shares outstanding at beginning of period	6,332,830	4,837,512
Shares sold	3,203,060	3,668,413
Shares issued to shareholders from reinvestment of distributions	—	40,686
Shares redeemed	(1,547,249)	(2,213,781)
Net increase (decrease)	1,655,811	1,495,318
Shares outstanding at end of period	7,988,641	6,332,830

Open Shares
Shares outstanding at beginning of period	67,625	66,763
Shares sold	234,539	97,519
Shares issued to shareholders from reinvestment of distributions	—	453
Shares redeemed	(166,344)	(97,110)
Net increase (decrease)	68,195	862
Shares outstanding at end of period	135,820	67,625

R6 Shares
Shares outstanding at beginning of period	—	—
Shares sold	—	—
Shares issued to shareholders from reinvestment of distributions	—	—
Shares redeemed	—	—
Net increase	—	—
Shares outstanding at end of period	—	—

(a)	Consolidated Statements of Changes in Net Assets.

The accompanying notes are an integral part of these financial statements.

56  Semi-Annual Financial Statements

Lazard Opportunistic Strategies Portfolio		Lazard Real Assets Portfolio (a)
Six Months Ended June 30, 2026 (unaudited)	Year Ended December 31, 2025	Six Months Ended June 30, 2026 (unaudited)	Year Ended December 31, 2025

2,340,227	3,102,662	471,559	404,908
21,943	259,868	24,729	106,877

—	261,640	13,392	34,990
(162,461)	(1,283,943)	(21,625)	(75,216)
(140,518)	(762,435)	16,496	66,651
2,199,709	2,340,227	488,055	471,559

8,427	11,700	26,595	24,579
19	24	2,835	3,793

—	953	708	1,975
—	(4,250)	(8,425)	(3,752)
19	(3,273)	(4,882)	2,016
8,446	8,427	21,713	26,595

—	—	40,484	21,886
—	—	11,943	42,993

—	—	1,684	3,797
—	—	(2,881)	(28,192)
—	—	10,746	18,598
—	—	51,230	40,484

Semi-Annual Financial Statements  57

The Lazard Funds, Inc. Financial Highlights (unaudited)

LAZARD ENHANCED OPPORTUNITIES PORTFOLIO

Selected data for a share of capital stock outstanding	Six Months Ended	Year Ended
throughout each period	6/30/26†	12/31/25	12/31/24	12/31/23	12/31/22	12/31/21

Institutional Shares
Net asset value, beginning of period	$9.41	$8.56	$8.13	$7.72	$9.36	$9.13
Income (Loss) from investment operations:
Net investment income (loss) (a)	0.08	0.32	0.41	0.11	0.18	0.14 #
Net realized and unrealized gain (loss)	0.36	0.59	0.47	0.43	(0.86)	0.48
Total from investment operations	0.44	0.91	0.88	0.54	(0.68)	0.62
Less distributions from:
Net investment income	—	(0.06)	(0.45)	(0.13)	(0.40)	(0.05)
Net realized gains	—	—	—	—	(0.49)	(0.34)
Return of capital	—	—	—	—	(0.07)	—
Total distributions	—	(0.06)	(0.45)	(0.13)	(0.96)	(0.39)
Net asset value, end of period	$9.85	$9.41	$8.56	$8.13	$7.72	$9.36
Total Return (b)	4.68%	10.70%	10.94%	7.02%	–7.39%	6.81%#

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$78,650	$59,580	$41,431	$36,827	$39,139	$145,836
Ratios to average net assets (c):
Net expenses	1.37%	1.36%	3.55%	3.77%	2.41%	1.70%#
Gross expenses	1.51%	1.54%	3.93%	4.23%	2.51%	2.05%
Gross expenses, excluding expenses on securities sold short	1.37%	1.41%	1.63%	1.71%	1.35%	1.54%
Net investment income (loss)	1.78%	3.56%	4.81%	1.35%	2.03%	1.47%#
Portfolio turnover rate:
Excluding securities sold short	645%	869%	349%	187%	178%	168%
Including securities sold short	599%	857%	440%	270%	233%	341%

The accompanying notes are an integral part of these financial statements.

58  Semi-Annual Financial Statements

Selected data for a share of capital stock outstanding	Six Months Ended	Year Ended
throughout each period	6/30/26†	12/31/25	12/31/24	12/31/23	12/31/22	12/31/21

Open Shares
Net asset value, beginning of period	$9.45	$8.59	$8.15	$7.75	$9.37	$9.13
Income (Loss) from investment operations:
Net investment income (loss) (a)	0.07	0.33	0.39	0.09	0.15	0.13 #
Net realized and unrealized gain (loss)	0.36	0.59	0.48	0.42	(0.84)	0.47
Total from investment operations	0.43	0.92	0.87	0.51	(0.69)	0.60
Less distributions from:
Net investment income	—	(0.06)	(0.43)	(0.11)	(0.32)	(0.02)
Net realized gains	—	—	—	—	(0.49)	(0.34)
Return of capital	—	—	—	—	(0.12)	—
Total distributions	—	(0.06)	(0.43)	(0.11)	(0.93)	(0.36)
Net asset value, end of period	$9.88	$9.45	$8.59	$8.15	$7.75	$9.37
Total Return (b)	4.66%	10.77%	10.76%	6.63%	–7.45%	6.55%#

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$1,342	$639	$574	$506	$434	$775
Ratios to average net assets (c):
Net expenses	1.66%	1.61%	3.81%	4.02%	2.89%	1.92%#
Gross expenses	2.41%	2.60%	5.09%	5.54%	4.34%	2.99%
Gross expenses, excluding expenses on securities sold short	2.23%	2.47%	2.78%	3.02%	2.95%	2.52%
Net investment income (loss)	1.36%	3.68%	4.57%	1.13%	1.67%	1.42%#
Portfolio turnover rate:
Excluding securities sold short	645%	869%	349%	187%	178%	168%
Including securities sold short	599%	857%	440%	270%	233%	341%

The accompanying notes are an integral part of these financial statements.

Semi-Annual Financial Statements  59

†	Unaudited
#	A one-time voluntary reimbursement by the administrator increased the net investment income per share amount of $0.01 per share. For Institutional Shares and Open Shares, the one-time voluntary reimbursement by the administrator increased the total return ratio by 0.11%, decreased the net expense ratios by 0.07% and 0.06% respectively and increased the net investment income (loss) ratio by 0.06%.
(a)	Net investment income (loss) has been computed using the average shares method.
(b)	Total returns reflect reinvestment of all dividends and distributions, if any. Certain expenses of the Portfolio may have been waived or reimbursed by the Investment Manager, State Street or SS&C Global Investor and Distribution Solutions, Inc. (“SS&C GIDS”); without such waiver/reimbursement of expenses, the Portfolio’s returns would have been lower.
(c)	Annualized for a period of less than one year.

The accompanying notes are an integral part of these financial statements.

60  Semi-Annual Financial Statements

LAZARD OPPORTUNISTIC STRATEGIES PORTFOLIO

Selected data for a share of capital stock outstanding	Six Months Ended	Year Ended
throughout each period	6/30/26†	12/31/25	12/31/24	12/31/23	12/31/22	12/31/21

Institutional Shares
Net asset value, beginning of period	$10.14	$10.20	$10.07	$9.41	$11.45	$10.58
Income (Loss) from investment operations:
Net investment income (loss) (a)	0.04	0.14	0.10	0.13	0.10	0.05
Net realized and unrealized gain (loss)	0.69	1.28	1.13	0.83	(1.80)	1.32
Total from investment operations	0.73	1.42	1.23	0.96	(1.70)	1.37
Less distributions from:
Net investment income	—	(0.15)	(0.16)	(0.15)	(0.10)	(0.04)
Net realized gains	—	(1.33)	(0.94)	(0.15)	(0.24)	(0.46)
Return of capital	—	—	—	—	— (b)	—
Total distributions	—	(1.48)	(1.10)	(0.30)	(0.34)	(0.50)
Net asset value, end of period	$10.87	$10.14	$10.20	$10.07	$9.41	$11.45
Total Return (c)	7.20%	14.01%	12.29%	10.29%	–14.93%	12.96%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$23,920	$23,730	$31,655	$36,573	$55,441	$78,647
Ratios to average net assets (d):
Net expenses	1.03%	1.02%	1.02%	1.02%	1.03%	1.11%
Gross expenses	1.85%	1.62%	1.52%	1.41%	1.32%	1.28%
Gross expenses, excluding expenses on securities sold short	N/A %*	1.62%*	N/A %*	N/A %*	1.32%	1.19%
Net investment income (loss)	0.86%	1.32%	0.93%	1.35%	1.03%	0.40%
Portfolio turnover rate:
Excluding securities sold short	17%	56%	57%	109%	128%	65%
Including securities sold short	N/A %*	N/A %*	N/A %*	N/A %*	134%	65%

The accompanying notes are an integral part of these financial statements.

Semi-Annual Financial Statements  61

Selected data for a share of capital stock outstanding	Six Months Ended	Year Ended
throughout each period	6/30/26†	12/31/25	12/31/24	12/31/23	12/31/22	12/31/21

Open Shares
Net asset value, beginning of period	$10.06	$10.13	$10.00	$9.36	$11.38	$10.52
Income (Loss) from investment operations:
Net investment income (loss) (a)	0.03	0.11	0.07	0.12	0.07	0.02
Net realized and unrealized gain (loss)	0.68	1.27	1.13	0.80	(1.77)	1.31
Total from investment operations	0.71	1.38	1.20	0.92	(1.70)	1.33
Less distributions from:
Net investment income	—	(0.12)	(0.13)	(0.13)	(0.08)	(0.01)
Net realized gains	—	(1.33)	(0.94)	(0.15)	(0.24)	(0.46)
Return of capital	—	—	—	—	— (b)	—
Total distributions	—	(1.45)	(1.07)	(0.28)	(0.32)	(0.47)
Net asset value, end of period	$10.77	$10.06	$10.13	$10.00	$9.36	$11.38
Total Return (c)	7.06%	13.72%	12.11%	9.85%	–15.06%	12.65%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$91	$85	$119	$125	$108	$157
Ratios to average net assets (d):
Net expenses	1.28%	1.27%	1.27%	1.27%	1.28%	1.36%
Gross expenses	10.96%	6.46%	5.79%	6.18%	5.14%	4.06%
Gross expenses, excluding expenses on securities sold short	N/A %*	6.46%*	N/A %*	N/A %*	5.13%	3.97%
Net investment income (loss)	0.62%	1.07%	0.67%	1.25%	0.71%	0.15%
Portfolio turnover rate:
Excluding securities sold short	17%	56%	57%	109%	128%	65%
Including securities sold short	N/A %*	N/A %*	N/A %*	N/A %*	134%	65%

The accompanying notes are an integral part of these financial statements.

62  Semi-Annual Financial Statements

†	Unaudited
*	No securities sold short during the year.
(a)	Net investment income (loss) has been computed using the average shares method.
(b)	Amount is less than $0.01 per share.
(c)	Total returns reflect reinvestment of all dividends and distributions, if any. Certain expenses of the Portfolio may have been waived or reimbursed by the Investment Manager, State Street or SS&C GIDS; without such waiver/reimbursement of expenses, the Portfolio’s returns would have been lower. Returns for a period of less than one year are not annualized.
(d)	Annualized for a period of less than one year.

The accompanying notes are an integral part of these financial statements.

Semi-Annual Financial Statements  63

LAZARD REAL ASSETS PORTFOLIO^

Selected data for a share of capital stock outstanding	Six Months Ended	Year Ended
throughout each period	6/30/26†	12/31/25	12/31/24	12/31/23	12/31/22	12/31/21

Institutional Shares
Net asset value, beginning of period	$10.70	$9.93	$9.67	$9.54	$11.21	$10.33
Income (Loss) from investment operations:
Net investment income (loss) (a)	0.16	0.33	0.33	0.31	0.18	0.17
Net realized and unrealized gain (loss)	0.90	1.30	0.24	0.10	(1.12)	2.04
Total from investment operations	1.06	1.63	0.57	0.41	(0.94)	2.21
Less distributions from:
Net investment income	(0.38)	(0.86)	(0.31)	(0.28)	(0.72)	(1.26)
Net realized gains	—	—	—	—	(0.01)	(0.07)
Total distributions	(0.38)	(0.86)	(0.31)	(0.28)	(0.73)	(1.33)
Net asset value, end of period	$11.38	$10.70	$9.93	$9.67	$9.54	$11.21
Total Return (b)	9.95%	16.80%	5.90%	4.44%	–8.45%	21.60%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$5,553	$5,044	$4,023	$23,755	$33,888	$36,027
Ratios to average net assets (c):
Net expenses	0.80%	0.80%	0.81%	0.80%	0.80%	0.80%
Gross expenses	4.11%	4.63%	2.09%	1.32%	1.34%	1.29%
Net investment income (loss)	2.69%	3.11%	3.39%	3.31%	1.61%	1.49%
Portfolio turnover rate	16%	32%	31%	68%	182%	35%

The accompanying notes are an integral part of these financial statements.

64  Semi-Annual Financial Statements

Selected data for a share of capital stock outstanding	Six Months Ended	Year Ended
throughout each period	6/30/26†	12/31/25	12/31/24	12/31/23	12/31/22	12/31/21

Open Shares
Net asset value, beginning of period	$10.70	$9.95	$9.68	$9.55	$11.22	$10.34
Income (Loss) from investment operations:
Net investment income (loss) (a)	0.14	0.30	0.31	0.28	0.18	0.13
Net realized and unrealized gain (loss)	0.92	1.29	0.24	0.11	(1.15)	2.05
Total from investment operations	1.06	1.59	0.55	0.39	(0.97)	2.18
Less distributions from:
Net investment income	(0.37)	(0.84)	(0.28)	(0.26)	(0.69)	(1.23)
Net realized gains	—	—	—	—	(0.01)	(0.07)
Total distributions	(0.37)	(0.84)	(0.28)	(0.26)	(0.70)	(1.30)
Net asset value, end of period	$11.39	$10.70	$9.95	$9.68	$9.55	$11.22
Total Return (b)	9.91%	16.32%	5.73%	4.16%	–8.68%	21.28%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$247	$285	$244	$263	$866	$144
Ratios to average net assets (c):
Net expenses	1.05%	1.05%	1.06%	1.05%	1.05%	1.05%
Gross expenses	6.62%	6.01%	3.81%	2.24%	2.15%	5.90%
Net investment income (loss)	2.38%	2.87%	3.09%	2.93%	1.68%	1.16%
Portfolio turnover rate	16%	32%	31%	68%	182%	35%

The accompanying notes are an integral part of these financial statements.

Semi-Annual Financial Statements  65

Selected data for a share of capital stock outstanding	Six Months	Year Ended			For the Period
throughout each period	Ended 6/30/26†	12/31/25	12/31/24	12/31/23	7/22/22* to 12/31/22

R6 Shares
Net asset value, beginning of period	$10.70	$9.94	$9.66	$9.54	$10.84
Income (Loss) from investment operations:
Net investment income (loss) (a)	0.16	0.35	0.35	0.34	0.11
Net realized and unrealized gain (loss)	0.90	1.27	0.24	0.07	(0.75)
Total from investment operations	1.06	1.62	0.59	0.41	(0.64)
Less distributions from:
Net investment income	(0.38)	(0.86)	(0.31)	(0.29)	(0.65)
Net realized gains	—	—	—	—	(0.01)
Total distributions	(0.38)	(0.86)	(0.31)	(0.29)	(0.66)
Net asset value, end of period	$11.38	$10.70	$9.94	$9.66	$9.54
Total Return (b)	9.98%	16.72%	6.17%	4.38%	–5.92%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$583	$433	$218	$40	$1
Ratios to average net assets (c):
Net expenses	0.75%	0.75%	0.76%	0.75%	0.75%
Gross expenses	5.19%	5.15%	3.86%	32.62%	595.55%
Net investment income (loss)	2.82%	3.28%	3.56%	3.69%	2.34%
Portfolio turnover rate	16%	32%	31%	68%	182%

^	Consolidated Financial Highlights.
†	Unaudited
*	The inception date for the R6 Shares was July 22, 2022.
(a)	Net investment income (loss) has been computed using the average shares method.
(b)	Total returns reflect reinvestment of all dividends and distributions, if any. Certain expenses of the Portfolio may have been waived or reimbursed by the Investment Manager, State Street or SS&C GIDS; without such waiver/reimbursement of expenses, the Portfolio’s returns would have been lower. Returns for a period of less than one year are not annualized.
(c)	Annualized for a period of less than one year, except for non-recurring expenses.

The accompanying notes are an integral part of these financial statements.

66  Semi-Annual Financial Statements

The Lazard Funds, Inc. Notes to Financial Statements

June 30, 2026 (unaudited)

1. Organization

The Lazard Funds, Inc. was incorporated in Maryland on May 17, 1991 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. As of June 30, 2026, the Fund was comprised of eighteen no-load portfolios (each referred to as a “Portfolio”). This report includes only the financial statements of certain Portfolios. The financial statements of other Portfolios are presented separately.

Opportunistic Strategies and Real Assets are operated as “diversified” funds, as defined in the 1940 Act. Enhanced Opportunities is operated as a “non-diversified” fund, as defined in the 1940 Act.

Each Portfolio currently offers Institutional Shares and Open Shares and certain Portfolios offer R6 Shares. Each share class is identical except as to minimum investment requirements; the services offered to, and expenses borne by, each class; and the availability of Service Payments (as defined in the Fund’s prospectus).

Lazard Real Assets Portfolio has a wholly-owned subsidiary, Lazard Real Assets Portfolio, Ltd. (the “Subsidiary”), organized under the laws of the Cayman Islands. The Subsidiary acts as an investment vehicle for the Portfolio in order to effect certain investments on behalf of the Portfolio, consistent with its investment objective and policies as described in its prospectus. In addition to investing directly in commodity-linked instruments, the Portfolio may gain exposure to the commodities markets by investing up to 25% of its total assets in the Subsidiary. The financial statements of the Portfolio have been consolidated and include the accounts of both the Portfolio and the Subsidiary. All inter-company balances and transactions have been eliminated in consolidation. As of June 30, 2026, net assets of the Portfolio were $6,383,121 of which $959,794, or 15.04%, represented the Portfolio’s ownership of all issued shares and voting rights of the Subsidiary.

Semi-Annual Financial Statements  67

2. Significant Accounting Policies

The accompanying financial statements are presented in conformity with GAAP. The Portfolios are investment companies and therefore apply specialized accounting guidance in accordance with Accounting Standards Codification Topic 946. The following is a summary of significant accounting policies consistently followed by the Portfolios in the preparation of the financial statements:

(a) Valuation of Investments—Equity securities traded on a securities exchange or market, including exchange-traded option contracts, rights and warrants, and exchange traded funds, are valued at the last reported sales price (for U.S. listed equity securities) or the closing price (for non-U.S. listed equity securities) on the exchange or market on which the security is principally traded or, for securities trading on the Nasdaq, the Nasdaq Official Closing Price. If there is no available closing price for a non-U.S. listed equity security, the last reported sales price is used. If there are no reported sales of a security on the valuation date, the security is valued at the most recent quoted bid price on such date reported by such principal exchange or market. Futures contracts are valued at the settlement price on the exchange on which the contract is principally traded. Over the counter swap agreements are valued by an independent pricing service and centrally cleared swaps are valued at the last reported sale on the clearing exchange. Forward currency contracts generally are valued using quotations from an independent pricing service. Investments in money market funds are valued at the fund’s net asset value (“NAV”) per share.

Bonds and other fixed-income securities that are not exchange-traded are valued on the basis of prices provided by independent pricing services which are based on, among other things, trading in securities with similar characteristics, brokers’ quotations and/or a matrix system which considers such factors as other security prices, yields and maturities.

68  Semi-Annual Financial Statements

Trading on certain non-U.S. securities exchanges or markets, such as those in Europe and Asia, ordinarily may be completed before the close of business on each business day in New York (i.e., a day on which the New York Stock Exchange (the “NYSE”) is open). In addition, securities in non-U.S. countries, may not trade on all business days in New York and on which the NAV of a Portfolio is calculated.

Events occurring after the close of trading on foreign exchanges may affect the fair value of foreign securities as of the close of regular trading on the NYSE, when the Portfolios’ NAVs are calculated. When valuing foreign equity securities, the Portfolios use an independent pricing service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments, which have a strong correlation to the fair-valued securities.

The Board of Directors (the “Board”) has designated Lazard Asset Management LLC (the “Investment Manager”) to perform fair value determinations pursuant to Rule 2a-5 under the 1940 Act. The Investment Manager has created a Valuation Sub-Committee of its Valuation and Liquidity Committee, which may evaluate a variety of factors to determine the fair value of securities for which market quotations are determined not to be readily available or reliable. These factors include, but are not limited to, the type of security, the value of comparable securities, observations from financial institutions and relevant news events. Input from the Investment Manager’s portfolio management team also will be considered. Using a fair value pricing methodology to price securities may result in a value that is different from the most recent closing price of a security and from the prices used by other investment companies to calculate their portfolios’ NAVs.

(b)  Portfolio Securities Transactions and Investment Income—Portfolio securities transactions are accounted for on trade date. Realized gain (loss) on sales of investments are recorded on a specific identification basis. Dividend income and dividend expenses on short sales are recorded on the ex-dividend date except for certain dividends from non-U.S. securities where

Semi-Annual Financial Statements  69

the dividend rate is not available. In such cases, the dividend is recorded as soon as the information is received by a Portfolio. Interest income, if any, is accrued daily. A Portfolio amortizes premiums and accretes discounts on fixed-income securities using the effective yield method.

A Portfolio may be subject to taxes imposed by non-U.S. countries in which it invests. Such taxes are generally based upon income earned or capital gains (realized and/or unrealized). An affected Portfolio accrues and applies such taxes to net investment income, net realized gains and net unrealized gains concurrent with the recognition of income earned or capital gains (realized and/or unrealized) from the applicable Portfolio securities.

As a result of several court cases in certain countries across the European Union, some Portfolios have filed tax reclaims for previously withheld taxes on dividends earned in certain European Union countries. These filings are subject to various administrative proceedings by the local jurisdictions’ tax authorities within the European Union, as well as a number of related judicial proceedings. Uncertainty exists as to the ultimate resolution of these proceedings, the likelihood of receipt of these claims, and the potential timing of payment, and accordingly no amounts are reflected in the financial statements until a positive decision has been awarded, at which time the amount will be recorded within dividend income on the Statements of Operations. Such amounts, if and when recorded, would increase dividend income, resulting in an increase in a Portfolio’s NAV per share.

(c) Foreign Currency Translation and Forward Currency Contracts—The accounting records of the Fund are maintained in U.S. dollars. Portfolio securities and other assets and liabilities denominated in a foreign currency are translated daily into U.S. dollars at the prevailing rates of exchange. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rates on the respective transaction dates.

70  Semi-Annual Financial Statements

The Portfolios do not isolate the portion of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in their market prices. Such fluctuations are included in net realized and unrealized gain (loss) on investments.

A forward currency contract is an agreement between two parties to buy or sell currency at a set price on a future date. Daily fluctuations in the value of forward currency contracts are recorded as unrealized appreciation (depreciation) on forward currency contracts. When the contract is closed, the Portfolio records a realized gain (loss) equal to the difference between the value at the time it was opened and the value at the time it was closed. Net realized gain (loss) on foreign currency transactions and forward currency contracts represent net foreign currency gain (loss) from forward currency contracts, disposition of foreign currencies, currency gain (loss) realized between the trade and settlement dates on securities transactions, and the difference between the amount of dividends, interest and foreign withholding taxes recorded on the Portfolios’ accounting records and the U.S. dollar equivalent amounts actually received or paid. Net change in unrealized appreciation (depreciation) on foreign currency translations reflects the impact of changes in exchange rates on the value of assets and liabilities, other than investments in securities, during the period.

During the period ended June 30, 2026, Enhanced Opportunities traded in forward currency contracts.

(d) Futures Contracts—Futures contracts are purchased or sold to gain exposure to, or manage exposure from, changes in the value of equity securities or foreign currencies and changes in interest rates.

Futures contracts are exchange-traded agreements between a Portfolio and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the

Semi-Annual Financial Statements  71

settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, a Portfolio is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract. Amounts pledged, which are considered restricted, are included in cash collateral pledged for futures contracts in the Statements of Assets and Liabilities.

Securities may be deposited as initial margin. If applicable, any cash deposited and held on margin is shown as cash pledged for futures contracts in the Statements of Assets and Liabilities. Pursuant to the contract, a Portfolio agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as receivables (or payables) for variation margin on open futures contracts in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount of the contract at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.

During the period ended June 30, 2026, Enhanced Opportunities traded in futures contracts.

(e) Swap Agreements—Total Return Swap agreements involve commitments to pay a fixed or variable stream of payments, typically based upon short-term interest rates, possibly plus or minus an agreed upon spread in exchange for a periodic return equal to the total return of a specified security, basket of securities, or index for a specified period based on a notional amount. To the extent the total return of the security, basket of securities or index underlying the transaction exceeds (or falls short of) the offsetting interest rate obligation, a Portfolio will receive a payment from (or make a payment to) the counterparty.

72  Semi-Annual Financial Statements

Commodity-linked swap agreements involve commitments to pay interest in exchange for a commodity-linked return based on a notional amount. To the extent the return of the reference commodity or commodity index or basket of reference commodities or commodity indices underlying the transaction exceeds (or falls short of) the offsetting interest rate obligation, a Portfolio will receive a payment from (or make a payment to) the counterparty.

Swap agreements generally are valued by an independent pricing service, and the change in value, if any, is recorded as unrealized appreciation (depreciation) on swap agreements in a Portfolio’s accompanying Statements of Assets and Liabilities. Once the interim payments are settled in cash, the net amount is recorded as realized gain (loss) on swap agreements in a Portfolio’s accompanying Statements of Operations, in addition to any realized gain (loss) recorded upon the termination of swap agreements.

During the period ended June 30, 2026, each of the Portfolios traded in swap agreements.

(f) Options—Put and call options purchased are accounted for in the same manner as portfolio securities. Certain options may be written with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. When a Portfolio writes an option, the premium received by the Portfolio is recorded as a liability and is subsequently adjusted to the current market value of the option written. When a Portfolio writes a call option, such option is typically “covered,’’ meaning that it holds the underlying instrument subject to being called by the option counterparty. When the Portfolio writes a put option, cash is segregated in an amount sufficient to cover the obligation. These amounts, which are considered restricted, are included in cash collateral in the Statements of Assets and Liabilities. If a Portfolio writes an option, it bears the market risk of an unfavorable change in the price of the security underlying the written option. The risk of loss is unlimited for uncovered written call options. For uncovered

Semi-Annual Financial Statements  73

written put options, the risk of loss is limited to the difference between the strike price of the option and the premiums received upon writing the option.

During the period ended June 30, 2026, Enhanced Opportunities traded in options.

(g) Short Sales—A short sale is a transaction in which a Portfolio sells securities it does not own but has borrowed in anticipation of a decline in the market price of the securities. The initial amount of a short sale is recorded as a liability which is marked-to-market daily. Fluctuations in the value of the short liability are recorded as unrealized gains or losses. A Portfolio realizes a gain or loss upon closing of the short sale (returning the security to the counterparty by way of purchase or delivery of a long position owned). Short sales by a Portfolio involve certain risks and special considerations. Possible losses from short sales differ from losses that could be incurred from a purchase of a security because losses from short sales may be unlimited, whereas losses from purchases cannot exceed the total amount invested. The Portfolio may have to pay a fee to borrow the particular security and is liable to the buyer for any dividends or interest payable on securities while those securities are in a short position. These dividends and interest amounts are an expense of the Portfolio. The Portfolio designates collateral consisting of cash, U.S. government securities or other liquid assets sufficient to collateralize the market value of short positions.

Proceeds from short sales are generally retained in cash accounts or invested in securities that are cash equivalents. With regard to securities borrowed as of June 30, 2026, pursuant to short sale arrangements, a Portfolio has a right to set off any assets held (including the borrowed securities) or obligations owed to the lender (State Street), in the event of the lender’s default, against any obligations owed by the lender to the Portfolio under any agreement or collateral document. At June 30, 2026, Enhanced Opportunities had pledged $22,046,363 of securities held long as collateral under such arrangements.

74  Semi-Annual Financial Statements

For the period ended June 30, 2026, the following Portfolios received proceeds from securities sold short and purchases to cover short positions as follows:

Portfolio	Proceeds from Securities Sold Short	Purchased to Cover Short Positions
Enhanced Opportunities	$7,051,441	$9,347,162

For the period ended June 30, 2026, proceeds from securities sold short and purchases to cover short positions on U.S. Treasury Securities for Enhanced Opportunities were $— and $824,871, respectively.

(h) Federal Income Taxes—The Fund’s policy is for each Portfolio to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), and to distribute all of its taxable income, including any net realized capital gains, to shareholders. Therefore, no federal income tax provision is required.

At December 31, 2025, the following Portfolios had unused realized capital loss carryovers which, for federal income tax purposes, could be used to offset future realized capital gains with no expiration date as follows:

Portfolio	Short-Term	Long-Term
Real Assets	$(478,235)	$ —

During the year ended December 31, 2025, the following Portfolios utilized realized capital loss carryovers from previous years as follows:

Portfolio	Amounts
Enhanced Opportunities	$5,318,834
Real Assets	119,194

Semi-Annual Financial Statements  75

Post-October capital losses or certain late-year ordinary losses, as defined by the Code, within the taxable year may be deferred and treated as occurring on the first day of the following tax year. For the tax year ended December 31, 2025, the Portfolios had no such losses to defer.

For federal income tax purposes, the aggregate cost, aggregate gross unrealized appreciation, aggregate gross unrealized depreciation and the net unrealized appreciation (depreciation) were as follows:

Portfolio	Aggregate Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)

Enhanced Opportunities	$81,052,597	$19,018,945	$19,370,765	$ (351,820)
Opportunistic Strategies	18,104,663	6,074,931	83,904	5,991,027
Real Assets	5,170,632	1,160,199	163,888	996,311

Management has analyzed the Portfolios’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on tax returns filed for any open tax years (or expected to be taken on future tax returns). Open tax years are those that remain subject to examination and are based on each tax jurisdiction’s statute of limitations. Each Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

(i) Dividends and Distributions—For each Portfolio, income dividends are declared and paid annually, except that Real Assets’ dividends from net investment income (if any), will be declared and paid quarterly. During any particular year, net realized gains from investment transactions in excess of available capital loss carryforwards would be taxable to the Portfolios, if not distributed. The Portfolios intend to declare and distribute these amounts, at least annually, to shareholders, but may be distributed more frequently. Differences in per share distributions, by class, are generally due to differences in class specific expenses.

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Net income and realized gains from investments held by the Subsidiary are treated as ordinary income for tax purposes. If a net loss is realized by the Subsidiary in any taxable year, the loss will generally not be available to offset Real Assets’ ordinary income and/or capital gains for that year, or any future tax year.

Income and capital gains distributions are determined in accordance with federal income tax regulations which may differ from GAAP. These book/tax differences, which may result in distribution reclassifications, are primarily due to differing treatments of foreign currency transactions, wash sales, net operating losses, distributions redesignations, Treasury Inflation- Protected Securities, currency straddles, capital loss carryforwards, foreign bond bifurcation, organizational expenses, passive foreign investment company gains and losses, deemed dividends on convertible debt, equalization accounting (as described above), straddles, certain fixed-income securities, expenses, derivatives, partnership investments, controlled foreign corporation, return of capital distributions, and distributions from real estate investment trusts (“REITs”). The book/tax differences relating to shareholder distributions may result in reclassifications among certain capital accounts.

(j) Allocation of Expenses—Expenses common to the Fund, Lazard Active ETF Trust, Lazard Retirement Series, Inc., and Lazard Global Total Return and Income Fund, Inc. (each a “Lazard Fund” and collectively, the “Lazard Fund Complex”), each a registered management investment company advised by the Investment Manager, not directly chargeable to one or more specific Lazard Funds (or a series thereof, as applicable) are allocated to the Fund and among its Portfolios primarily on the basis of relative net assets. Expenses of the Fund not directly chargeable to one or more Portfolios are similarly allocated among the Portfolios primarily on the basis of relative net assets. The Portfolios accrue distribution and service (12b-1) fees to Open Shares. Each Portfolio’s income, expenses (other than class specific expenses) and realized and unrealized gains and losses are allocated proportionally each day between its classes based upon the relative net assets of each class.

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(k) Estimates—The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets resulting from operations during the reporting period. Actual results could differ from those estimates.

(l) Net Asset Value—The NAV per share for each class of each Portfolio is determined each day the NYSE is open for trading as of the close of regular trading on the NYSE (generally 4:00 p.m. Eastern time). The Fund will not treat an intraday unscheduled disruption in NYSE trading as a closure of the NYSE, and will price its shares as of 4:00 p.m., if the particular disruption directly affects only the NYSE. The NAV per share of a class is determined by dividing the value of the total assets of the Portfolio represented by such class, less all liabilities of such class, by the total number of Portfolio shares of such class outstanding.

3. Investment Management, Administration, Custody, Distribution and Transfer Agency Agreements

The Fund, on behalf of the Portfolios, has entered into an investment management agreement (the “Management Agreement”) with the Investment Manager. Pursuant to the Management Agreement, the Investment Manager manages the investment operations and the assets of each Portfolio, including the purchase, retention and disposition thereof, in accordance with the Portfolio’s investment objectives, policies, and restrictions, and provides the Portfolios with administrative, operational and compliance assistance services. For its services provided to the Portfolios, the Investment Manager earns a management fee, accrued daily as a percentage of each Portfolio’s average daily net assets and payable by each Portfolio monthly, at the annual rate set forth below:

Portfolio	Annual Rate

Enhanced Opportunities	0.95%
Opportunistic Strategies	1.00
Real Assets	0.65

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The Investment Manager provides investment management and other services to the Subsidiary. The Investment Manager does not receive separate compensation from the Subsidiary for providing such services. However, Real Assets pays the Investment Manager based on its net assets, which include the assets of the Subsidiary.

The Investment Manager has voluntarily agreed to waive its fees and, if necessary, reimburse each Portfolio until May 1, 2027 (or such other date as indicated below) if the aggregate direct expenses of a Portfolio, exclusive of taxes, brokerage, interest on borrowings, dividend and interest expenses on securities sold short, fees and expenses of “Acquired Funds” (as defined in Form N-1A), fees and expenses related to filing foreign tax reclaims and extraordinary expenses, exceed an applicable percentage of the value of the Portfolio’s average daily net assets set forth opposite the Portfolio’s name in the table below. The Fund, on behalf of the Portfolio, may deduct from the payment to be made to the Investment Manager under the Management Agreement, or the Investment Manager will bear, such excess expenses.

Portfolio	Institutional Shares	Open Shares	R6 Shares

Enhanced Opportunities	1.20%	1.45%	N/A	%
Opportunistic Strategies	1.02	1.27	N/A
Real Assets (a)	0.80	1.05	0.75

(a)  This agreement will continue in effect until May 1, 2035 for R6 Shares.

Additionally, each Portfolio may invest in other investment companies managed by the Investment Manager. The Portfolio deducts any fees charged by such investment company from the payment to be made to the Investment Manager under the Management Agreement.

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During the period ended June 30, 2026, the Investment Manager waived its management fees and reimbursed the following Portfolios for other expenses as follows:

	Institutional Shares		Open Shares
Portfolio	Management Fees Waived	Expenses Reimbursed	Management Fees Waived	Expenses Reimbursed

Enhanced Opportunities	$ 47,478	$ —	$4,730	$ —
Opportunistic Strategies	96,809	—	434	3,765
Real Assets	17,889	73,333	893	6,760

	R6 Shares
Portfolio	Management Fees Waived	Expenses Reimbursed
Real Assets	$1,728	$10,074

The aforementioned waivers and/or reimbursements are not subject to recoupment by the Investment Manager.

State Street Bank and Trust Company (“State Street”) serves as the Fund’s custodian and provides the Fund with certain administrative services.

The Fund has a distribution agreement with Lazard Asset Management Securities LLC (the “Distributor”), a wholly-owned subsidiary of the Investment Manager, to serve as the distributor for shares of each Portfolio. The Distributor bears, among other expenses, the cost of preparing and distributing materials used by the Distributor in connection with its offering Portfolio shares and other advertising and promotional expenses.

Under a distribution and servicing plan adopted pursuant to Rule 12b-1 under the 1940 Act, each Portfolio pays a monthly fee to the Distributor, at an annual rate of 0.25% of the average daily net assets of its Open Shares, for certain distribution activities and providing services to holders of the Portfolio’s Open Shares. The Distributor may make payments to third parties such as financial institutions, securities dealers and other industry professionals in respect of these services.

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SS&C GIDS is the Fund’s transfer agent and dividend disbursing agent.

4. Directors’ Compensation

The Statements of Operations show the fees and expenses paid by each Portfolio to the Independent Directors of the Fund (an “Independent Director” is a Director who is not an “interested person” (as defined in the 1940 Act)). Certain Directors of the Fund are officers of the Investment Manager, and such “interested persons” of the Fund are not compensated by the Portfolios. Directors do not receive benefits from the Fund pursuant to any pension, retirement or similar arrangement.

5. Securities Transactions and Transactions with Affiliates

Purchases and sales of portfolio securities (excluding short-term investments and short sales) for the period ended June 30, 2026 were as follows:

Portfolio	Purchases	Sales
Enhanced Opportunities	$232,302,855	$226,212,928
Opportunistic Strategies	3,734,648	4,507,143
Real Assets	795,674	1,094,330

	U.S. Treasury Securities
Portfolio	Purchases	Sales
Enhanced Opportunities	$ —	$1,586,869

For the period ended June 30, 2026, the Portfolios did not engage in any cross-trades in accordance with Rule 17a-7 under the 1940 Act, and no brokerage commissions were paid to affiliates of the Investment Manager or other affiliates of the Fund for portfolio transactions executed on behalf of the Fund.

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A summary of the Fund’s transactions in Lazard mutual funds for the period ended June 30, 2026 is as follows:

Issuer	Values at December 31, 2025	Purchase cost	Sales proceeds	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Dividend income	Shares at June 30, 2026	Values at June 30, 2026

Enhanced Opportunities
Lazard Government Money Market Portfolio	$2,876,234	$140,498,494	$(143,374,728)	$—	$—	$82,589	—	$—

Opportunistic Strategies
Lazard Government Money Market Portfolio	$1,496,981	$3,911,535	$(4,503,413)	$—	$—	$39,746	905,103	$905,103
Lazard International Dynamic Equity ETF	—	366,991	—	—	(7,734)	2,892	10,244	359,257
Lazard Next Gen Technologies ETF	457,325	361,553	(13,079)	(1,044)	201,456	897	21,195	1,006,211
Total	$1,954,306	$4,640,079	$(4,516,492)	$(1,044)	$193,722	$43,535	936,542	$2,270,571

Real Assets
Lazard Government Money Market Portfolio	$366,014	$1,331,140	$(532,592)	$—	$—	$11,545	1,164,562	$1,164,562

6. Line of Credit

The Fund had a $100 million committed line of credit (the “Line of Credit”) with State Street, primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Interest on borrowings is payable at 1.00% plus the “Applicable Rate,” which is the higher of (a) the Federal Funds Rate plus 10 basis points and (b) the Overnight Bank Funding Rate (OBFR) plus 10 basis points, on an annualized basis. Under the terms of the Line of Credit, the Fund has agreed to pay a 0.20% per annum fee on the unused portion of the commitment, payable quarterly in arrears. The Fund has also agreed to pay an upfront fee of 0.05% of the committed line amount. Costs for the unused portion of the commitment and the upfront fee are allocated among the Funds and among their Portfolios primarily on the basis of relative net assets.

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7. Investment Risks

Not all risks described below apply to all Portfolios, or may not apply to the same degree for one or more Portfolios compared to one or more other Portfolios. In addition, not all risks applicable to an investment in a Portfolio are described below. Please see the current summary prospectus for the relevant Portfolio(s) or a current Portfolio prospectus for further information regarding a Portfolio’s investment strategy and related risks.

(a) Market Risk—A Portfolio may incur losses due to declines in one or more markets in which it invests. These declines may be the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s). To the extent that such developments impact specific industries, market sectors, countries or geographic regions, a Portfolio’s investments in such industries, market sectors, countries and/or geographic regions can be expected to be particularly affected, especially if such investments are a significant portion of its investment portfolio. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect a Portfolio. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers worldwide. As a result, local, regional or global events such as war or military conflict, acts of terrorism, the spread of infectious illness or other public health issues, social unrest, natural disasters, extreme weather, other geological events, man-made disasters, supply chain disruptions, market manipulations, deflation, inflation, government defaults, government shutdowns, the imposition of sanctions or other similar measures, recessions or other events could have a significant negative impact on global economic and market conditions. For example, a public health or other emergency and aggressive responses taken by many governments or voluntarily imposed by private parties, including closing borders, restricting travel and imposing prolonged quarantines or similar restrictions, as well as the closure of, or operational changes to, many retail and other businesses, may have severe negative impacts on markets worldwide. Additionally,

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general market conditions may affect the value of a Portfolio’s securities, including changes in interest rates, currency rates or monetary policies. Furthermore, the imposition of tariffs, trade restrictions, currency restrictions or similar actions (or retaliatory measures taken in response to such actions), or the threat or potential of one or more such events and developments, could lead to price volatility and overall declines in the U.S. and global investment markets.

(b) Convertible Securities Risk—The market value of convertible securities may perform like that of non-convertible fixed income securities; that is, their prices move inversely with changes in interest rates (i.e., as interest rates go up, prices go down). In addition, convertible securities are subject to the risk that the issuer will not make interest or principal payments, or will not make payments on a timely basis. Since it derives a portion of its value from the common stock into which it may be converted, a convertible security also is subject to the same types of market and issuer risks that apply to the underlying common stock.

(c) Fixed-Income and Debt Securities Risk—The market value of a debt security may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The debt securities market can be susceptible to increases in volatility and decreases in liquidity. Liquidity can decline unpredictably in response to overall economic conditions or credit tightening.

Prices of bonds and other debt securities tend to move inversely with changes in interest rates. Interest rate risk is usually greater for fixed-income securities with longer maturities or durations. A rise in interest rates (or the expectation of a rise in interest rates) may result in periods of volatility, decreased liquidity and increased redemptions, and, as a result, a Portfolio may have to liquidate portfolio securities at disadvantageous prices.

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A Portfolio’s investments in lower-rated, higher-yielding securities (“junk bonds”) are subject to greater credit risk than its higher rated investments. Credit risk is the risk that the issuer will not make interest or principal payments, or will not make payments on a timely basis. Non-investment grade securities tend to be more volatile, less liquid and are considered speculative. If there is a decline, or perceived decline, in the credit quality of a debt security (or any guarantor of payment on such security), the security’s value could fall, potentially lowering a Portfolio’s share price. The prices of non-investment grade securities, unlike investment grade debt securities, may fluctuate unpredictably and not necessarily inversely with changes in interest rates. The market for these securities may be less liquid and therefore these securities may be harder to value or sell at an acceptable price, especially during times of market volatility or decline.

Some debt securities may give the issuer the option to call, or redeem, the securities before their maturity, and, during a time of declining interest rates, a Portfolio may have to reinvest the proceeds of called or redeemed securities in an investment offering a lower yield (and the Portfolio may not fully benefit from any increase in the value of its portfolio holdings as a result of declining interest rates).

Structured notes are privately negotiated debt instruments where the principal and/ or interest is determined by reference to a specified asset, market or rate, or the differential performance of two assets or markets. Structured notes can have risks of both debt securities and derivatives transactions.

Adjustable rate securities provide a Portfolio with a certain degree of protection against rises in interest rates, although adjustable rate securities will participate in any declines in interest rates. Certain adjustable rate securities, such as those with interest rates that fluctuate directly or indirectly based on multiples of a stated index, are designed to be highly sensitive to changes in interest rates and can subject the holders thereof to extreme reductions of yield and possibly loss of principal. Certain fixed-income securities may be issued at a discount from their face value (such as zero

Semi-Annual Financial Statements  85

coupon securities) or purchased at a price less than their stated face amount or at a price less than their issue price plus the portion of “original issue discount” previously accrued thereon, i.e., purchased at a “market discount.” The amount of original issue discount and/or market discount on certain obligations may be significant, and accretion of market discount together with original issue discount will cause a Portfolio to realize income prior to the receipt of cash payments with respect to these securities.

(d) Preferred Securities Risk—There are various risks associated with investing in preferred securities. In addition, unlike common stock, participation in the growth of an issuer may be limited.

●	Credit risk is the risk that a security held by a Portfolio will decline in price or the issuer of the security will fail to make dividend, interest or principal payments when due because the issuer experiences a decline in its financial status.

●	Interest rate risk is the risk that securities will decline in value because of changes in market interest rates. When market interest rates rise, the market value of such securities generally will fall.

●	Preferred securities may include provisions that permit the issuer, at its discretion, to defer or omit distributions for a stated period without any adverse consequences to the issuer.

●	Preferred securities are generally subordinated to bonds and other debt instruments in an issuer’s capital structure in terms of having priority to corporate income, claims to corporate assets and liquidation payments, and therefore will be subject to greater credit risk than more senior debt instruments.

●	During periods of declining interest rates, an issuer may be able to exercise an option to call, or redeem its issue at par earlier than the scheduled maturity. If this occurs during a time of lower or declining interest rates, a Portfolio may have to reinvest the proceeds in lower yielding securities (and the Portfolio may not benefit from any increase in the value of its portfolio holdings as a result of declining interest rates).

86  Semi-Annual Financial Statements

●	Certain preferred securities may be substantially less liquid than many other securities, such as common stocks or U.S. government securities. Illiquid securities involve the risk that the securities will not be able to be sold at the time desired by a Portfolio or at prices approximating the value at which the Portfolio is carrying the securities on its books.

(e) Non-U.S. Securities Risk—A Portfolio’s performance will be influenced by political, social and economic factors affecting the non-U.S. countries and companies in which the Portfolio invests. Non-U.S. securities carry special risks, such as less developed or less efficient trading markets, political instability, a lack of company information, differing auditing and legal standards, and, potentially, less liquidity. Non-U.S. securities may also subject the Portfolio’s investments to changes in currency rates, which can make the return on an investment increase or decrease, unrelated to the quality or performance of the investment itself. Non-U.S. securities may be subject to economic sanctions or other governmental actions or developments, exchange controls (including repatriation restrictions), confiscations, trade restrictions (including tariffs) or problems related to share registration, trade settlement or asset custody, which could, among other things, effectively restrict or eliminate the Portfolio’s ability to purchase or sell certain foreign securities. To the extent the Portfolio holds securities subject to such actions, the securities may become difficult to value and/or less liquid (or illiquid). In some cases, the securities may become worthless. In addition, as a result of trade restrictions (including tariffs) and other similar governmental actions or developments, the Portfolio may be forced to sell or otherwise dispose of foreign investments at inopportune times or prices.

(f) Emerging Market Risk—Emerging market countries generally have economic structures that are less diverse and mature, and political systems that are less stable, than those of developed countries. The economies of countries with emerging markets may be based predominantly on only a few industries, may be highly vulnerable to changes in local or global trade conditions, and may suffer from limited reliable access to capital, extreme

Semi-Annual Financial Statements  87

debt burdens or volatile inflation rates. Further, investments in securities of issuers located in certain emerging countries involve the risk of loss resulting from problems in share registration, settlement or custody, substantial economic, political and social disruptions and the imposition of sanctions or exchange controls (including repatriation restrictions). The securities markets of emerging market countries may be subject to manipulation and have historically been extremely volatile and less liquid than more developed markets, thus, a Portfolio may be unable to liquidate its positions in such securities at a favorable time or price. These market conditions may continue or worsen. Investments in these countries may be subject to political, economic, legal, market and currency risks. Significant devaluation of emerging market currencies against the U.S. dollar may occur subsequent to acquisition of investments denominated in emerging market currencies. Emerging market countries may also be more susceptible to fraud, corruption, and money laundering, which may result in negative commercial consequences in relation to the value, liquidity and tradability of investments in or related to those regions.

(g) Foreign Currency Risk—Investments denominated in currencies other than U.S. dollars may experience a decline in value, in U.S. dollar terms, due solely to fluctuations in currency exchange rates. A Portfolio’s investments denominated in such currencies (particularly currencies of emerging markets countries), as well as any investments in currencies themselves, could be adversely affected by delays in, or a refusal to grant, repatriation of funds or conversion of currencies. Irrespective of any foreign currency exposure hedging, a Portfolio may experience a decline in the value of its portfolio securities, in U.S. dollar terms, due solely to fluctuations in currency exchange rates. Except as specifically stated for a Portfolio, the Investment Manager generally does not intend to utilize foreign currency contracts for the purpose of generating investment returns.

(h) Short Position Risk—Short positions may involve substantial risks. If a short position appreciates in value during the period of a Portfolio’s investment, there will be a loss to the Portfolio that

88  Semi-Annual Financial Statements

could be substantial. Short positions involve more risk than long positions because the maximum sustainable loss on a security purchased is limited to the amount paid for the security plus the transaction costs. However, a Portfolio’s potential loss on a short position is unlimited because, theoretically, there is no limit to the potential price increase of a security. In addition, a Portfolio’s short sales transactions are dependent on counterparties to its securities borrowing transactions and are subject to the risk of default by a counterparty, which could result in a loss of Portfolio assets used as collateral or the loss of monies owed to the Portfolio by a counterparty.

(i) Derivatives and Hedging Risk—Derivatives and other similar transactions, including those entered into for hedging purposes (i.e., seeking to protect Portfolio investments), may increase volatility, reduce returns, limit gains or magnify losses, perhaps substantially, particularly since most derivatives have a leverage component that provides investment exposure in excess of the amount invested. Swap agreements and other over-the-counter derivatives transactions are subject to the risks of the creditworthiness of and default by the counterparty and consequently may lose all or a portion of their value due solely to the creditworthiness of or default by the counterparty. Over-the-counter derivatives frequently may be illiquid and difficult to value. Changes in liquidity may result in significant, rapid and unpredictable changes in the prices for derivatives. These derivatives transactions, as well as the exchange-traded futures and options in which a Portfolio may invest, are subject to many of the risks of, and can be highly sensitive to changes in the value of the related reference asset, index or rate. As such, a small investment could have a potentially large impact on a Portfolio’s performance. In fact, many derivatives may be subject to greater risks than those associated with investing directly in the underlying or other reference asset. Derivatives transactions incur costs, either explicitly or implicitly, which reduce returns, and costs of engaging in such transactions may outweigh any gains or any losses averted from hedging activities. Successful use of derivatives, whether for hedging or for other investment purposes, is subject to the Investment Manager’s ability to predict

Semi-Annual Financial Statements  89

correctly movements in the direction of the relevant reference asset or market and, for hedging activities, correlation of the derivative instruments used with the investments seeking to be hedged. Use of derivatives transactions, even when entered into for hedging purposes, may cause a Portfolio to experience losses greater than if the Portfolio had not engaged in such transactions. When the Portfolio enters into derivatives transactions, it may be required to post margin and make settlement payments while the positions are open, and the Portfolio may have to sell a security at a disadvantageous time or price to meet such obligations. Derivatives transactions are also subject to operational and legal risk.

(j) Natural Resources Risk—Investments related to natural resources may be affected by numerous factors, including events occurring in nature, inflationary pressures and domestic and international politics. For example, events occurring in nature (such as earthquakes or fires in prime natural resource areas) and political events (such as coups or military confrontations) can affect the overall supply of a natural resource and the value of companies involved in such natural resource. Political risks and other risks to which non-US companies are subject also may affect US companies if they have significant operations or investments in non-US countries. In addition, interest rates, prices of raw materials and other commodities, international economic developments, energy conservation, tax and other government regulations (both US and non-US) may affect the supply of and demand for natural resources, which can affect the profitability and value of securities issued by companies in the natural resources category. Securities of companies within specific natural resources sub-categories can perform differently than the overall market. This may be due to changes in such things as the regulatory or competitive environment or to changes in investor perceptions.

(k) Real Estate Investments Risk—A Portfolio’s investments in Real Estate Investments (as defined in the prospectus) could lose money due to the performance of real estate-related securities even if securities markets generally are experiencing

90  Semi-Annual Financial Statements

positive results. The performance of Real Estate Investments may be determined to a great extent by the current status of the real estate industry in general, or by other factors that may affect the real estate industry, even if other industries would not be so affected. Consequently, Real Estate Investments could lead to investment results that may be significantly different from investments in other real assets categories or investments in the broader securities markets. The risks related to investments in Real Estate Investments include, but are not limited to: adverse changes in general economic and local market conditions; adverse developments in employment; changes in supply or demand for similar or competing properties; unfavorable changes in applicable taxes, governmental regulations and interest rates; operating or development expenses; and lack of available financing.

Due to certain special considerations that apply to REITs, investments in REITs may carry additional risks not necessarily present in investments in other securities. REIT securities (including those trading on national exchanges) typically have trading volumes that are less than those of securities of other types of companies which may affect a Portfolio’s ability to trade or liquidate those securities. An investment in a REIT may be adversely affected if the REIT fails to comply with applicable laws and regulations, including failing to qualify as a REIT under the Code. Failure to qualify with any of these requirements could jeopardize a company’s status as a REIT. A Portfolio generally will have no control over the operations and policies of a REIT, including qualification as a REIT.

(l) Infrastructure Companies Risk—Securities and instruments of infrastructure companies, which consist of utilities, pipelines, toll roads, airports, railroads, ports, telecommunications and other infrastructure companies, are more susceptible to adverse economic or regulatory occurrences affecting their industries. Infrastructure companies may be subject to a variety of factors that may adversely affect their business or operations, including high interest costs in connection with capital construction programs, high leverage, costs associated with environmental

Semi-Annual Financial Statements  91

and other regulations, the effects of economic slowdown, surplus capacity, increased competition from other providers of services, uncertainties concerning the availability of fuel at reasonable prices, the effects of energy conservation policies and other factors. Infrastructure companies also may be affected by or subject to, among other factors, regulation by various government authorities, including rate regulation and service interruption due to environmental, operational or other mishaps.

(m) Commodities-Related Investments Risk—Exposure to the commodities markets may subject a Portfolio to greater volatility than other types of investments. The values of commodities and commodity-linked derivative instruments are affected by events that may have less impact on the values of equity and fixed income securities. Investments linked to the prices of commodities are considered speculative. Because the value of a commodity-linked derivative instrument, such as a futures contract on a physical commodity, typically is based upon the price movements of the underlying reference asset, index or rate, the value of these instruments will rise or fall in response to changes in the underlying reference asset, index or rate. Prices of commodities and commodity-linked investments may fluctuate significantly over short periods for a variety of factors, including: changes in supply and demand relationships; weather; agricultural or livestock markets; agricultural or livestock disease or pestilence; trade relationships; fiscal, monetary and exchange control programs; and embargoes, tariffs, terrorism and international economic, political, military and regulatory developments.

(n) Subsidiary and Tax Status Risk—The Real Assets Portfolio invests in the Subsidiary, which is not registered as an investment company under the 1940 Act. A regulatory change in the US or the Cayman Islands, under which the Portfolio and the Subsidiary, respectively, are organized, that impacts the Subsidiary or how the Portfolio invests in the Subsidiary, such as a change in tax law, could adversely affect the Portfolio. By investing in the Subsidiary, the Portfolio is exposed to the risks associated with the Subsidiary’s investments, which generally include the risks of investing in commodity-related derivative instruments.

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Income and gains from commodities or certain commodity-linked derivative instruments do not constitute “qualifying income” to the Real Assets Portfolio for purposes of qualification as a “regulated investment company” for federal income tax purposes. Without such qualification, the Portfolio could fail to qualify as a RIC and be subject to tax. The tax treatment of the Portfolio’s investments in the Subsidiary and commodity-linked derivative instruments could affect whether income derived from such investment is “qualifying income” under the Code, or otherwise affect the character, timing and/or amount of the Portfolio’s taxable income or any gains and distributions made by the Portfolio.

(o) Closed-End Funds and ETFs Risk—Shares of closed-end funds and ETFs in which a Portfolio may invest may trade at prices that vary from their net asset values, sometimes significantly. The shares of closed-end funds and ETFs may trade at prices at, below or above their net asset value. Shares of closed-end funds, in particular, frequently trade at persistent discounts to their net asset value. In addition, the performance of an ETF pursuing a passive index-based strategy may diverge from the performance of the index. A Portfolio’s investments in closed-end funds and ETFs are subject to the risks of the closed-end funds’ and ETFs’ investments, as well as to the general risks of investing in closed-end funds and ETFs, respectively. A Portfolio investing in closed-end funds or ETFs will bear not only the Portfolio’s management fees and operating expenses, but also the Portfolio’s proportional share of the management fees and operating expenses of the closed-end funds and/or ETFs in which the Portfolio invests. Although Section 12 of the 1940 Act limits the amount of a Portfolio’s assets that may be invested in one or more closed-end funds and/or ETFs, Rule 12d1-4 under the 1940 Act allows a Portfolio to acquire the securities of another investment company, including ETFs, in excess of the limitations imposed by Section 12 of the 1940 Act, subject to certain limitations and conditions.

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(p) Government Securities Risk—Not all obligations of the U.S. government, its agencies and instrumentalities are backed by the full faith and credit of the U.S. Treasury. Some obligations are backed only by the credit of the issuing agency or instrumentality, and in some cases there may be some risk of default by the issuer. Any guarantee by the U.S. government or its agencies or instrumentalities of a security held by a Portfolio does not apply to the market value of such security or to shares of the Portfolio itself. A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity.

(q) Cybersecurity Risk—The Portfolios and their service providers are susceptible to operational and information security and related risks of cybersecurity incidents. Cybersecurity attacks include, but are not limited to, gaining unauthorized access to digital systems (e.g., through “hacking” or malicious software coding) for purposes of misappropriating assets or sensitive information, corrupting data or causing operational disruption. Geopolitical tensions may increase the scale and sophistication of deliberate attacks, particularly those from nation-states or from entities with nation-state backing. Cybersecurity incidents affecting the Investment Manager, transfer agent or custodian or other service providers such as financial intermediaries have the ability to cause disruptions and impact business operations, potentially resulting in financial losses, including by impediments to a Portfolio’s investment trading; the inability of Portfolio shareholders to purchase and redeem Portfolio shares; interference with a Portfolio’s ability to calculate its NAV; violations of applicable privacy, data security or other laws; regulatory fines and penalties; reputational damage; reimbursement or other compensation or remediation costs; legal fees; or additional compliance costs. Similar adverse consequences could result from cybersecurity incidents affecting issuers of securities in which a Portfolio invests; counterparties with which a Portfolio engages in transactions; governmental and other regulatory authorities, exchange and other financial market operators; and banks, brokers, dealers, insurance companies and other financial institutions and other

94  Semi-Annual Financial Statements

parties. There are inherent limitations in any cybersecurity risk management systems or business continuity plans, including the possibility that certain risks have not been identified.

(r) Non-Diversification Risk—For a Portfolio that is classified as “non- diversified” under the 1940 Act, the Portfolio’s net asset value may be more vulnerable to changes in the market value of a single issuer or group of issuers and may be relatively more susceptible to adverse effects from any single corporate, industry, economic, market, political or regulatory occurrence than if the Portfolio’s investments consisted of securities issued by a larger number of issuers.

8. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnification provisions. A Portfolio’s maximum exposure under these arrangements is unknown. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

9. Fair Value Measurements

Fair value is defined as the price that a Portfolio would receive to sell an asset, or would pay to transfer a liability, in an orderly transaction between market participants at the date of measurement. The Fair Value Measurements and Disclosures provisions of GAAP also establish a framework for measuring fair value, and a three-level hierarchy for fair value measurement that is based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer, broadly, to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions that market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability, developed based on the best information available in the circumstances. The fair value measurement level within the fair value hierarchy for the assets

Semi-Annual Financial Statements  95

and liabilities of a Portfolio is based on the lowest level of any input that is significant to the overall fair value measurement. The three-level hierarchy of inputs is summarized below:

●	Level 1 – unadjusted quoted prices in active markets for identical assets and liabilities

●	Level 2 – other significant observable inputs (including unadjusted quoted prices for similar assets and liabilities, interest rates, prepayment speeds, credit risk, etc.)

●	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of assets and liabilities)

Changes in valuation methodology or inputs may result in transfers into or out of the current assigned level within the hierarchy. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in these securities.

96  Semi-Annual Financial Statements

The following table summarizes the valuation of the Portfolios’ assets and liabilities by each fair value hierarchy level as of June 30, 2026:

Description	Unadjusted Quoted Prices in Active Markets for Identical Assets and Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Balance as of June 30, 2026

Enhanced Opportunities
Assets:
Common Stocks*
Canada	$14,021	$—	$—	$14,021
China	32,384	—	—	32,384
Luxembourg	—	—	20,125	20,125
Norway	85	—	—	85
United States	482,958	—	—	482,958
Convertible Corporate Bonds*	—	40,265,113	—	40,265,113
Corporate Bonds*	—	276,360	—	276,360
Preferred Stocks*	254,999	—	—	254,999
Purchased Options	375	—	—	375
Rights	—	—	15	15
U.S. Treasury Securities	—	38,824,388	—	38,824,388
Warrants*	3	—	—	3
Other Financial Instruments†
Forward Currency Contracts	—	558	—	558
Futures Contracts	4,860	—	—	4,860
Total Return Swap Agreements	—	17,559,001	—	17,559,001
Total	$789,685	$96,925,420	$20,140	$97,735,245
Securities Sold Short
Common Stocks*
Australia	(8,689)	—	—	(8,689)
Canada	(28,070)	—	—	(28,070)
China	(4,899)	(690,573)	—	(695,472)
Norway	(105,484)	—	—	(105,484)
Switzerland	(43,086)	—	—	(43,086)
United States	(601,183)	—	—	(601,183)
Other Financial Instruments†
Total Return Swap Agreements	—	(15,552,484)	—	(15,552,484)
Total	$(791,411)	$(16,243,057)	$—	$(17,034,468)

Semi-Annual Financial Statements  97

Description	Unadjusted Quoted Prices in Active Markets for Identical Assets and Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Balance as of June 30, 2026

Opportunistic Strategies
Exchange-Traded Funds
Jersey	$—	$609,618	$—	$609,618
United States	22,469,754	—	—	22,469,754
Short-Term Investments	905,103	—	—	905,103
Other Financial Instruments†
Total Return Swap Agreements	—	111,215	—	111,215
Total	$23,374,857	$720,833	$—	$24,095,690

Real Assets
Common Stocks*
Australia	$—	$121,035	$—	$121,035
Belgium	—	30,325	—	30,325
Brazil	85,346	4,133	—	89,479
Canada	343,989	—	—	343,989
China	—	37,132	3,720	40,852
Finland	—	2,040	—	2,040
France	—	201,016	—	201,016
Germany	—	17,797	—	17,797
Hong Kong	—	75,749	—	75,749
Israel	—	1,289	—	1,289
Italy	—	61,625	—	61,625
Japan	—	212,204	—	212,204
Luxembourg	—	1,263	—	1,263
Mexico	37,806	—	—	37,806
Singapore	—	18,427	—	18,427
South Africa	—	30,062	—	30,062
South Korea	—	1,848	—	1,848
Spain	—	38,288	—	38,288
Sweden	—	9,790	—	9,790
Switzerland	—	5,961	—	5,961
United Arab Emirates	—	23,457	—	23,457
United Kingdom	—	298,228	—	298,228
United States	3,011,390	78,021	—	3,089,411
Exchange-Traded Funds	104,355	—	—	104,355
Preferred Stocks*	1,465	—	—	1,465
Short-Term Investments	1,164,562	—	—	1,164,562
Other Financial Instruments†
Total Return Swap Agreements	—	144,620	—	144,620
Total	$4,748,913	$1,414,310	$3,720	$6,166,943

*	Portfolio holdings are disclosed on an individual basis in the Portfolios of Investments.
†	Other financial instruments are derivative instruments which are valued at their respective unrealized appreciation (depreciation).

98  Semi-Annual Financial Statements

Certain equity securities to which footnote (‡) in the Notes to Portfolios of Investments applies are included in Level 2 and were valued based on reference to similar securities that were trading on active markets.

An investment may be classified as a Level 3 investment if events (e.g., company announcements, market volatility, or natural disasters) occur that are expected to materially affect the value of the investment or if a price is not available through a pricing source in the Fund’s pricing matrix. In this case, the investment will be valued by the Valuation Sub-Committee, reflecting its fair market value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Valuation Sub-Committee include, but are not limited to, valuation techniques such as using theoretical ex-rights price models, applying a change in price from a market proxy to a halted security, or determining the intrinsic value of securities.

When determining the price for Fair Valued Investments, the Valuation Sub-Committee seeks to determine the price that each affected Portfolio might reasonably expect to receive or pay from the current sale or purchase of the Fair Valued Investment in an arm’s-length transaction. Any fair value determinations shall be based upon all available information and factors that the Valuation Sub-Committee deems relevant and consistent with the principles of fair value measurements.

10. Derivative Instruments

Certain Portfolios may use derivative instruments, including forward currency contracts, options contracts, futures contracts or swap agreements.

Forward currency contracts may be used for hedging purposes or to seek to increase returns.

A Portfolio may write or purchase a call or put option to seek to realize, through the receipt of premiums or changes in market value, a greater return than would be realized on the underlying securities alone, or to seek to protect the Portfolio from losses.

Semi-Annual Financial Statements  99

A Portfolio may enter into futures transactions to hedge against changes in interest rates, securities prices, and/or currency exchange rates, to increase total return, or to otherwise gain access or attain exposure to certain markets or other underliers.

A Portfolio enters into swap agreements in an attempt to obtain a particular exposure when it is considered desirable to do so, possibly at a lower cost to such Portfolio than if it had invested directly in the asset that yielded the desired exposure.

During the period ended June 30, 2026, the approximate average monthly notional exposure for derivative instruments was as follows:

Derivative Instruments	Enhanced Opportunities		Opportunistic Strategies	Real Assets

Forward currency contracts:
Average amounts sold	$500,000		$—	$—
Futures contracts:
Average notional value of contracts-long	1,900,000	*	—	—
Total return swap agreements:
Average notional value	192,400,000		1,200,000	1,300,000

*	Represents average monthly notional exposure for three months the derivative instrument was open during the period.

Enhanced Opportunities also purchased options having an average monthly notional exposure of less than $50,000.

Enhanced Opportunities also wrote options having an average monthly notional exposure of less than $50,000.

100  Semi-Annual Financial Statements

The following table summarizes the fair value of derivative instruments on the Statements of Assets and Liabilities as of June 30, 2026:

Enhanced Opportunities

Assets – Derivative Financial Instruments	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Total

Forward currency contracts
Unrealized appreciation on forward currency contracts	$—	$558	$—	$558
Futures contracts
Unrealized appreciation on futures contracts (a)	4,860	—	—	4,860
Purchased options
Investment in securities, at fair value	375	—	—	375
Swap agreements
Unrealized appreciation on swap agreements	6,667,572	—	10,891,429	17,559,001
Total	$6,672,807	$558	$10,891,429	$17,564,794

Liabilities – Derivative Financial Instruments	Equity Contracts	Interest Rate Contracts	Total

Swap agreements
Unrealized depreciation on swap agreements	$10,279,281	$5,273,203	$15,552,484

(a)	Net cumulative unrealized appreciation (depreciation) on futures contracts if any, is reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported and the net cumulative unrealized appreciation (depreciation) is included in distributable earnings (accumulated loss).

Opportunistic Strategies

Assets – Derivative Financial Instruments	Total

Swap agreements – Equity contracts
Unrealized appreciation on swap agreements	$111,215

Real Assets

Assets – Derivative Financial Instruments	Total

Swap agreements – Commodity contracts
Unrealized appreciation on swap agreements	$144,620

Semi-Annual Financial Statements  101

The effect of derivative instruments on the Statements of Operations for the period ended June 30, 2026 was:

Enhanced Opportunities

Net Realized Gain (Loss) from:	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Total

Forward currency contracts	$—	$18,415	$—	$18,415
Futures contracts	(87,375)	—	—	(87,375)
Purchased options†	(91,636)	—	—	(91,636)
Swap agreements	(25,428,321)	—	21,678,045	(3,750,276)
Written options	56,769	—	—	56,769
Total	$(25,550,563)	$18,415	$21,678,045	$(3,854,103)

†	Purchased options are included under net realized gain/loss on investments on Statements of Operations.

Net Change in Unrealized Appreciation (Depreciation) on:	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Total

Forward currency contracts	$—	$1,924	$—	$1,924
Futures contracts	4,860	—	—	4,860
Purchased options†	35,373	—	—	35,373
Swap agreements	(2,975,982)	—	5,686,984	2,711,002
Written options	380	—	—	380
Total	$(2,935,369)	$1,924	$5,686,984	$2,753,539

†	Purchased options are included under net unrealized gain/loss on investments on Statements of Operations.

Opportunistic Strategies

Net Realized Gain (Loss) from:	Total

Swap agreements	$42,461

Net Change in Unrealized Appreciation (Depreciation) on:	Total

Swap agreements	$62,055

Real Assets

Net Change in Unrealized Appreciation (Depreciation) on:	Total

Swap agreements – Commodity contracts	$65,221

102  Semi-Annual Financial Statements

As of June 30, 2026, Enhanced Opportunities, Opportunistic Strategies and Real Assets held derivative instruments that are eligible for offset in their Statements of Assets and Liabilities and are subject to master netting arrangements. A master netting arrangement is an agreement between two counterparties who have multiple contracts with each other that provides for the net settlement of all contracts, as well as any cash collateral, through a single payment in the event of default on, or termination of, any one contract.

The required information for the affected Portfolios is presented in the below table, as of June 30, 2026:

Enhanced Opportunities

Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities

Forward currency contracts	$558	$—	$558
Total return swap agreements	17,559,001	—	17,559,001
Total	$17,559,559	$—	$17,559,559

	Net Amounts of Assets Presented in	Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	the Statement of Assets and Liabilities	Financial Instruments	Collateral Received	Net Amounts of Derivative Assets

Bank of America N.A.	$94,964	$(36,169)	$—	$58,795
Bank of Montreal	6,369	—	—	6,369
BNP Paribas SA	16,061,903	(14,296,876)	—	1,765,027
Nomura International Plc	1,314,417	(1,200,172)	—	114,245
Societe Generale	81,348	(19,267)	—	62,081
State Street Bank & Trust Co.	558	—	—	558
Total	$17,559,559	$(15,552,484)	$—	$2,007,075

Description	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities
Total return swap agreements	$15,552,484	$—	$15,552,484

Semi-Annual Financial Statements  103

	Net Amounts of Liabilities Presented	Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	in the Statement of Assets and Liabilities	Financial Instruments	Collateral Pledged	Net Amounts of Derivative Liabilities

Bank of America N.A.	$36,169	$(36,169)	$—	$—
BNP Paribas SA	14,296,876	(14,296,876)	—	—
Nomura International Plc	1,200,172	(1,200,172)	—	—
Societe Generale	19,267	(19,267)	—	—
Total	$15,552,484	$(15,552,484)	$—	$—

Opportunistic Strategies

Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities
Total return swap agreements	$111,215	$—	$111,215

	Net Amounts of Assets Presented	Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	in the Statement of Assets and Liabilities	Financial Instruments	Collateral Received	Net Amounts of Derivative Assets
Goldman Sachs International	$111,215	$—	$—	$111,215

Real Assets

Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities
Total return swap agreements	$144,620	$—	$144,620

	Net Amounts of Assets Presented	Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	in the Statement of Assets and Liabilities	Financial Instruments	Collateral Received	Net Amounts of Derivative Assets
Goldman Sachs International	$144,620	$—	$—	$144,620

104  Semi-Annual Financial Statements

11. Segment Reporting

The Chief Operating Officer of the Investment Manager acts as the chief operating decision maker (“CODM”) for the Fund, which includes multiple portfolios with distinct investment objectives and investment strategies outlined in the prospectus. Each Portfolio operates as a single operating segment, the operating results are regularly reviewed by the CODM for resource allocation and performance assessment. The financial information provided to and reviewed by the CODM is presented within each segment’s financial statements.

12. Subsequent Events

Management has evaluated subsequent events potentially affecting the Portfolios through the issuance of the financial statements and has determined that there were no subsequent events that required adjustment or disclosure.

Semi-Annual Financial Statements  105

The Lazard Funds, Inc. Other Information (unaudited)

Proxy Voting

A description of the policies and procedures used to determine how proxies relating to portfolio securities are voted is available (1) without charge, upon request, by calling (800) 823-6300 or (2) on the Securities and Exchange Commission (the “SEC”) website at https://www.sec.gov.

The proxy voting record for the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling (800) 823-6300 or (2) on the SEC’s website at https://www.sec.gov. Information as of June 30 each year will generally be available by the following August 31.

Schedule of Portfolio Holdings

The Fund files the complete schedule of each Portfolio’s holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Form N-PORT reports are available on the SEC’s website at https://www.sec.gov.

106  Semi-Annual Financial Statements

The Lazard Funds, Inc. Additional Information (unaudited)

Changes in and Disagreements with Accountants (N-CSR Item 8)

This information is not applicable for the reporting period.

Proxy Disclosures (N-CSR Item 9)

This information is not applicable for the reporting period.

Remuneration Paid to Directors, Officers, and Others (N-CSR Item 10)

This information can be found in N-CSR Item 7, Note 4.

Statement Regarding Basis for Approval of Investment Advisory Contract (N-CSR Item 11)

At meetings of the Board held on May 27, 2026 and June 30, 2026, the Board considered the approval, for an additional annual period, of the Management Agreement between the Fund, on behalf of each of the Portfolios, and the Investment Manager. The Independent Directors were assisted in their review by independent legal counsel, who advised the Board on relevant legal standards and met with the Independent Directors in executive sessions separate from representatives of the Investment Manager.

Representatives of the Investment Manager discussed with the Board the Investment Manager’s written materials provided in advance of the meetings in response to detailed questions from the Independent Directors and their counsel, including, at the June 30, 2026 meeting, additional information requested by the Independent Directors at the May 27, 2026 meeting.

In connection with its consideration of the Management Agreement, the Board considered, among other things: (i) the nature, quality and extent of the Investment Manager’s services, (ii) the investment performance of each Portfolio as well as performance information for comparable funds, (iii) the fees and other expenses paid by each Portfolio as well as expense information for comparable funds and other clients of the Investment Manager, (iv) the profitability of the Investment Manager and its affiliates from their respective relationships with each Portfolio, (v) whether economies of scale have been realized as each Portfolio grows and whether potential economies have been shared, in some measure, with investors and

Semi-Annual Financial Statements  107

(vi) other benefits to the Investment Manager from its relationship with the Portfolios. In the Board’s deliberations, no single factor was responsible for the Board’s decision to approve continuation of the Management Agreement, and each Director may have afforded different weight to the various factors.

Services Provided

The Investment Manager’s materials addressed, among other matters, the nature, extent and quality of services that the Investment Manager provides the Portfolios, including a discussion of the Investment Manager and its clients. As of March 31, 2026, the Lazard Funds complex of 29 active funds comprised approximately $26.3 billion of the approximately $259.2 billion of total assets under the management of the Investment Manager and its global affiliates.

The Board considered the various services provided by the Investment Manager including the Investment Manager’s research, portfolio management and trading capabilities and oversight of day-to-day operations, including supervision of fund accounting and administration-related services and assistance in meeting legal and regulatory requirements, as well as regular reporting to, and support of, the Board. The Investment Manager’s representatives stated that the Investment Manager believes that the Fund and its shareholders continue to be able to obtain significant benefits as a result of the resources and support of the Investment Manager’s global research, portfolio management, trading, operations, risk management, technology and legal and compliance infrastructure. The Board also considered information provided by the Investment Manager regarding its resources relevant to providing services pursuant to the Management Agreement; the qualifications, experience and other information regarding senior management and key professional personnel responsible for providing services to the Portfolios; the adequacy of the Investment Manager’s staffing to provide services pursuant to the Management Agreement; the Fund’s distribution channels and the relationships with various intermediaries; marketing and shareholder servicing activities on behalf of the Portfolios; each Portfolio’s asset flows and the growth or decline in asset levels; and the Investment Manager’s financial condition.

108  Semi-Annual Financial Statements

The Board considered the position of the Investment Manager that the Fund benefits from the services and infrastructure provided by the Investment Manager and that such services and infrastructure are greater than those typically provided to a fund complex of comparable size not managed by a large, global firm such as the Investment Manager.

Comparative Fee, Expense Ratio and Performance Information

ISS Advisory Fee and Expense Ratio Comparisons. The Board reviewed, for each Portfolio, information prepared by Institutional Shareholder Services, Inc. (“ISS”), an independent provider of investment company data, including, among other information, each Portfolio’s contractual advisory fee (i.e., without giving effect to any fee waivers) and net expense ratio (i.e., after giving effect to the Portfolio’s expense limitation agreed to by the Investment Manager) compared to those of:

•	a group of funds not advised by the Investment Manager that were selected by ISS as comparable to the Portfolio, for expense and performance comparison purposes, based on ISS’s methodology (the “Peer Group”); and

•	the funds within the broad category of funds to which the Portfolio has been assigned by Morningstar, Inc., an independent third-party service that provides comparative fund information (“Morningstar”), with certain exclusions as specified by ISS (the “Expense Category”).

Representatives of the Investment Manager discussed the results of the ISS advisory fee and net expense ratio comparisons with the Board, which showed that the advisory fees and the net expense ratios of each Portfolio were generally competitive within each Portfolio’s respective Peer Group. The Board considered the comparisons and additional perspectives in information prepared by, and in discussions with, representatives of the Investment Manager, and noted that the Investment Manager continues to voluntarily enter into expense limitation agreements for all of the Portfolios, pursuant to which the Investment Manager was currently waiving a portion of each Portfolio’s advisory

Semi-Annual Financial Statements  109

fees and/or reimbursing certain expenses for each Portfolio. The Board also received a description of ISS’s methodology for its construction of the Peer Groups and a summary of how the methodology was applied, including, as applicable, deviations from the stated methodology and the reasons therefor.

Other Accounts Advisory Fee Comparisons. The Board also considered the actual advisory fees paid to the Investment Manager by other accounts of the Investment Manager that are comparable to each Portfolio in terms of investment objectives, strategies and policies, if any (including other investment companies and other pooled investment vehicles, “Other Accounts”). Representatives of the Investment Manager discussed the nature of the Other Accounts and the significant differences in services provided by the Investment Manager to the different types of Other Accounts as compared to the services provided to the Portfolios. The Board considered the relevance of the fee information provided for Other Accounts, in light of the Investment Manager’s discussion of the significant differences in services provided and/or different competitive markets and other factors, to evaluate the advisory fees of the relevant Portfolios.

ISS Performance Comparisons. The Board reviewed, among other performance information provided to the Board on a quarterly basis, information prepared by ISS including, among other information, each Portfolio’s performance for the one-, three-, five- and ten-year periods ended February 28, 2026, as applicable, compared to performance for the same time periods to that of:

•	the Peer Group;

•	the funds within the broad category of funds to which the Portfolio has been assigned by Morningstar (the “Performance Category”); and

•	the Portfolio’s benchmark index.

When evaluating the performance of each Portfolio, the Board considered ISS’s performance analysis along with other

110  Semi-Annual Financial Statements

information provided by the Investment Manager, including additional information regarding performance expectations, as well as additional perspectives in information prepared by, and in discussions with, representatives of the Investment Manager. The Board also received and would continue to receive regular updates and/or additional information from the Investment Manager in respect of Portfolios with relative underperformance in certain periods and Portfolios which otherwise are not performing in accordance with expectations as well as any other Portfolios for which the Board requested additional information.

Investment Manager Profitability, Economies of Scale and Other Benefits

The Board reviewed information prepared by the Investment Manager for each Portfolio concerning the Investment Manager’s estimated profitability percentage resulting from its, and its affiliates’, relationship with the Portfolio for the calendar year ended December 31, 2025 and the Investment Manager’s cost allocation methodology to compute an estimate of each Portfolio’s costs to the Investment Manager. The Investment Manager’s representatives reviewed with the Board information provided on the Investment Manager’s brokerage practices and the Portfolios’ brokerage allocations, commission payments and soft dollar commissions and benefits. The Investment Manager’s representatives stated that neither the Investment Manager nor its affiliates receive any significant benefits from the Investment Manager acting as investment manager to the Portfolios. The representatives of the Investment Manager reminded the Board that the Investment Manager is continuing to support distribution relationships through direct payments from its or its affiliates’ own resources to third parties in connection with distribution and shareholder servicing and/or administrative and recordkeeping services, and noted that the Fund does not bear any related costs other than the 0.25% 12b-1 fee pursuant to the Distribution and Servicing Plan adopted for the Portfolios’ Open Shares.

The Board considered that the profitability percentages were within or below ranges determined not to be excessive by relevant court cases. The Board (1) considered the Investment

Semi-Annual Financial Statements  111

Manager’s estimated profitability percentage with respect to each Portfolio as part of the evaluation of the Portfolio’s fee under the Management Agreement, considered in relation to the mix of services provided by the Investment Manager (including the nature, extent and quality of such services), and (2) evaluated the profitability percentage in light of the relevant circumstances for each Portfolio. Representatives of the Investment Manager and the Board discussed ways that any potential economies of scale might be realized and how they may be shared, including the Investment Manager’s reinvestment of profits back into its business, waiving or reducing Portfolio management fees and/or reimbursing expenses, adding discounts to a Portfolio’s management fee schedule as a Portfolio’s assets increase or by instituting management fees at inception that account for future scale. The Board further considered that, as the assets of each Portfolio had either decreased (or not increased significantly) over the most recently completed calendar year from the Portfolio’s assets as of the end of the previous calendar year and/or had not reached a significant size, the potential that the Investment Manager may have realized any unshared material economies of scale was reduced.

Conclusions and Determinations

At the conclusion of these discussions, the Board expressed the opinion that it had been furnished with such information in connection with the May 27, 2026 and June 30, 2026 meetings and throughout the year as may reasonably be necessary to make an informed business decision with respect to evaluation of the renewal of the Management Agreement. In evaluating the Management Agreement, the Board relied on the information described above, in addition to other information provided by the Investment Manager throughout the year relating to the operations of the Fund and the investment management and other services provided under the Management Agreement. Such other information included the investment performance of the Portfolios in comparison to similar mutual funds and benchmark performance indices over various time periods; information regarding the expected pattern of performance for the Portfolios in different market conditions; general market outlook as applicable to the Portfolios; and compliance reports. The Board also relied

112  Semi-Annual Financial Statements

on its previous knowledge, gained through meetings and other interactions with the Investment Manager, of the Investment Manager and the services provided to the Fund by the Investment Manager. Based on its discussions and considerations as described above, with the assistance of independent legal counsel and in the exercise of its business judgment, the Board made the following conclusions and determinations.

•	The Board concluded that the nature, extent and quality of the services provided by the Investment Manager are adequate and appropriate, noting the benefits of the significant services and infrastructure associated with the Investment Manager’s global asset management business.

•	The Board concluded that each Portfolio’s fee paid to the Investment Manager was supported by the factors considered by the Board in light of the totality of the services provided.

•	The Board, after considering the information provided and the totality of the relevant circumstances for each Portfolio, concluded that the investment performance of each Portfolio was acceptable.

•	The Board recognized that potential economies of scale may be realized, particularly as the assets of the Portfolios increase over time, and determined that it would continue to consider the potential for material economies of scale and how they could be shared with investors.

The Board considered these conclusions and determinations in their totality as well as other relevant factors and determined to approve the Management Agreement for each Portfolio. In deciding whether to vote to approve the Management Agreement for each Portfolio, each Director may have accorded different weights to different factors so that each Director may have had a different basis for his or her decision.

Semi-Annual Financial Statements  113

The Lazard Funds, Inc.

30 Rockefeller Plaza

New York, New York 10112-6300

Telephone: 800-823-6300

www.lazardassetmanagement.com

Investment Manager

Lazard Asset Management LLC

30 Rockefeller Plaza

New York, New York 10112-6300

Telephone: 800-823-6300

Distributor

Lazard Asset Management Securities LLC

30 Rockefeller Plaza

New York, New York 10112-6300

Custodian

State Street Bank and Trust Company

One Iron Street

Boston, Massachusetts 02210-1641

Transfer Agent and Dividend Disbursing Agent

SS&C Global Investor and Distribution Solutions, Inc.

2000 Crown Colony Drive

Quincy, Massachusetts 02169-0953

Telephone: 617-483-7000

Independent Registered Public Accounting Firm

Deloitte & Touche LLP

30 Rockefeller Plaza

New York, New York 10112-0015

Legal Counsel

Dechert LLP

1095 Avenue of the Americas

New York, New York 10036-6797

Lazard Asset Management LLC • 30 Rockefeller Plaza • New York, NY 10112 • www. lazardassetmanagement.com

Performance information as of the most recent month end is available online at www. lazardassetmanagement.com. LZDPS030

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The Registrant’s remuneration paid to directors, officers and others is included as part of the Financial Statements and Financial Highlights filed under Item 7 of this Form.

ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

The Registrant’s Statement Regarding Basis for Approval of Investment Advisory Contract is included as part of the Financial Statements and Financial Highlights filed under Item 7 of this Form.

ITEM 12. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Directors during the period covered by this report.

ITEM 16. CONTROLS AND PROCEDURES.

(a) The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant’s internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 17. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not applicable.

ITEM 19. EXHIBITS.

(a)(1) The Code of Ethics is not applicable to this semi-annual report.

(a)(2) Not applicable.

(a)(3) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(4) Not applicable.

(a)(5) Not applicable.

(b) Certifications of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Lazard Funds, Inc.

By /s/ Jennifer A. Ryan

Jennifer A. Ryan

Principal Executive Officer

Date: August 26, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Jennifer A. Ryan

Jennifer A. Ryan

Principal Executive Officer

Date: August 26, 2026

By /s/ Christina Kennedy

Christina Kennedy

Principal Financial Officer

Date: August 26, 2026